UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-07332 and 811-08162
Name of Fund:
BlackRock Funds III
BlackRock Cash Funds: Institutional
BlackRock Cash Funds: Treasury
BlackRock Diversified Equity Fund
iShares MSCI Total International Index Fund
iShares Russell 1000 Large-Cap Index Fund
iShares S&P 500 Index Fund
iShares U.S. Aggregate Bond Index Fund

Master Investment Portfolio
Money Market Master Portfolio
Treasury Money Market Master Portfolio
Diversified Equity Master Portfolio
Total International ex U.S. Index Master Portfolio
Large Cap Index Master Portfolio
S&P 500 Index Master Portfolio
U.S. Total Bond Index Master Portfolio
International Tilts Master Portfolio

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds III and Master Investment Portfolio, 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 537-4942
Date of fiscal year end:
12/31/2025
Date of reporting period:
6/30/2025
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

BlackRock Cash Funds: Institutional
SL Agency Shares | BISXX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock Cash Funds: Institutional (the “Fund”) for the period of January 1, 2025 to June 30, 2025. The Fund invests all of its assets in the Money Market Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.  You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (888) 204‑3956.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SL Agency Shares	$5(a)	0.09%(a)(b)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
(b)	Annualized.
Key Fund statistics
Net Assets	$79,910,368,863
Number of Portfolio Holdings	1
Current seven-day yields as of June 30, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)
7-Day SEC Yield	4.47%
7-Day Yield	4.47%
Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.
BlackRock Cash Funds: Institutional
SL Agency Shares | BISXX
Semi-Annual Shareholder Report — June 30, 2025
BISXX-06/25-SAR

Money Market Master Portfolio
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about Money Market Master Portfolio (the “Master Portfolio”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Master Portfolio, which is included within the BlackRock Cash Funds: Institutional’s additional information at blackrock.com/fundreports. You can also request this information by contacting us at (888) 204‑3956.
What were the Master Portfolio costs for the last six months ?
(based on a hypothetical $10,000 investment)
Master Portfolio name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Money Market Master Portfolio	$4	0.07%(a)
(a)	Annualized.
Key Master Portfolio statistics
Net Assets	$80,198,390,490
Number of Portfolio Holdings	337
What did the Master Portfolio invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Repurchase Agreements	31.8%
Certificates of Deposit	29.7%
Commercial Paper	20.3%
Time Deposits	11.9%
U.S. Treasury Obligations	2.1%
Municipal Bonds	0.6%
Corporate Bonds	0.5%
Other Assets Less Liabilities	3.1
Additional information
If you wish to view additional information about the Master Portfolio, including but not limited to financial statements and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.
Money Market Master Portfolio
Semi-Annual Shareholder Report — June 30, 2025
06/25-SAR

BlackRock Cash Funds: Treasury
Institutional Shares | BRIXX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock Cash Funds: Treasury (the “Fund”) for the period of January 1, 2025 to June 30, 2025. The Fund invests all of its assets in the Treasury Money Market Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.   You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (888) 204‑3956.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$6(a)	0.12%(a)(b)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
(b)	Annualized.
Key Fund statistics
Net Assets	$21,419,997,509
Number of Portfolio Holdings	1
Current seven-day yields as of June 30, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)
7-Day SEC Yield	4.27%
7-Day Yield	4.27%
Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.
BlackRock Cash Funds: Treasury
Institutional Shares | BRIXX
Semi-Annual Shareholder Report — June 30, 2025
BRIXX-06/25-SAR

BlackRock Cash Funds: Treasury
SL Agency Shares | XTSLA
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock Cash Funds: Treasury (the “Fund”) for the period of January 1, 2025 to June 30, 2025. The Fund invests all of its assets in the Treasury Money Market Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.   You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (888) 204‑3956.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SL Agency Shares	$5(a)	0.09%(a)(b)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
(b)	Annualized.
Key Fund statistics
Net Assets	$21,419,997,509
Number of Portfolio Holdings	1
Current seven-day yields as of June 30, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)
7-Day SEC Yield	4.30%
7-Day Yield	4.30%
Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.
BlackRock Cash Funds: Treasury
SL Agency Shares | XTSLA
Semi-Annual Shareholder Report — June 30, 2025
XTSLA-06/25-SAR

Treasury Money Market Master Portfolio
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about Treasury Money Market Master Portfolio (the “Master Portfolio”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Master Portfolio, which is included within the BlackRock Cash Funds: Treasury’s additional information at blackrock.com/fundreports. You can also request this information by contacting us at (888) 204‑3956.
What were the Master Portfolio costs for the last six months ?
(based on a hypothetical $10,000 investment)
Master Portfolio name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Treasury Money Market Master Portfolio	$4	0.07%(a)
(a)	Annualized.
Key Master Portfolio statistics
Net Assets	$22,110,326,211
Number of Portfolio Holdings	101
What did the Master Portfolio invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Repurchase Agreements	54.3%
U.S. Treasury Obligations	43.3%
Other Assets Less Liabilities	2.4
Additional information
If you wish to view additional information about the Master Portfolio, including but not limited to financial statements and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.
Treasury Money Market Master Portfolio
Semi-Annual Shareholder Report — June 30, 2025
06/25-SAR

BlackRock Diversified Equity Fund
Institutional Shares | BDVEX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock Diversified Equity Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. The Fund invests all of its assets in the Diversified Equity Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537‑4942.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$20(a)	0.39%(a)(b)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
(b)	Annualized.
Key Fund statistics
Net Assets	$1,105,104,649
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	71%
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Diversified Equity Fund
Institutional Shares | BDVEX
Semi-Annual Shareholder Report — June 30, 2025
BDVEX-06/25-SAR

Diversified Equity Master Portfolio
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about Diversified Equity Master Portfolio (the “Master Portfolio”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Master Portfolio, which is included within the BlackRock Diversified Equity Fund’s additional information at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Master Portfolio costs for the last six months ?
(based on a hypothetical $10,000 investment)
Master Portfolio name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Diversified Equity Master Portfolio	$7	0.14%(a)
(a)	Annualized.
Key Master Portfolio statistics
Net Assets	$2,829,788,969
Number of Portfolio Holdings	2,422
Portfolio Turnover Rate	71%
What did the Master Portfolio invest in?
(as of June 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	21.5%
Financials	17.0%
Consumer Discretionary	10.4%
Health Care	9.3%
Industrials	9.2%
Communication Services	6.5%
Consumer Staples	3.8%
Energy	3.3%
Real Estate	2.8%
Materials	2.3%
Utilities	2.1%
Short-Term Securities	17.5%
Liabilities in Excess of Other Assets	(5.7)
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	2.6%
Microsoft Corp.	2.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.0%
Apple, Inc.	2.0%
Amazon.com, Inc.	1.4%
Tencent Holdings Ltd.	1.0%
Meta Platforms, Inc., Class A	1.0%
Broadcom, Inc.	0.9%
Alphabet, Inc., Class A	0.7%
Walmart, Inc.	0.7%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Master Portfolio for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Master Portfolio, including but not limited to financial statements and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
Diversified Equity Master Portfolio
Semi-Annual Shareholder Report — June 30, 2025
06/25-SAR

iShares MSCI Total International Index Fund
Institutional Shares | BDOIX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about iShares MSCI Total International Index Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. The Fund invests all of its assets in the Total International ex U.S. Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.  You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$8(a)	0.14%(a)(b)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
(b)	Annualized.
Key Fund statistics
Net Assets	$1,993,383,449
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	10%
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Total International Index Fund
Institutional Shares | BDOIX
Semi-Annual Shareholder Report — June 30, 2025
BDOIX-06/25-SAR

iShares MSCI Total International Index Fund
Investor A Shares | BDOAX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about iShares MSCI Total International Index Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. The Fund invests all of its assets in the Total International ex U.S. Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.  You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$22(a)	0.41%(a)(b)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
(b)	Annualized.
Key Fund statistics
Net Assets	$1,993,383,449
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	10%
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Total International Index Fund
Investor A Shares | BDOAX
Semi-Annual Shareholder Report — June 30, 2025
BDOAX-06/25-SAR

iShares MSCI Total International Index Fund
Class K Shares | BDOKX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about iShares MSCI Total International Index Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. The Fund invests all of its assets in the Total International ex U.S. Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.  You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$5(a)	0.10%(a)(b)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
(b)	Annualized.
Key Fund statistics
Net Assets	$1,993,383,449
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	10%
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Total International Index Fund
Class K Shares | BDOKX
Semi-Annual Shareholder Report — June 30, 2025
BDOKX-06/25-SAR

Total International ex U.S. Index Master Portfolio
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about Total International ex U.S. Index Master Portfolio (the “Master Portfolio”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Master Portfolio, which is included within the iShares MSCI Total International Index Fund’s additional information at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Master Portfolio costs for the last six months ?
(based on a hypothetical $10,000 investment)
Master Portfolio name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Total International ex U.S. Index Master Portfolio	$4	0.07%(a)
(a)	Annualized.
Key Master Portfolio statistics
Net Assets	$1,995,272,378
Number of Portfolio Holdings	1,798
Portfolio Turnover Rate	10%
What did the Master Portfolio invest in?
(as of June 30, 2025)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
Japan	13.6%
China	8.7%
Canada	7.8%
United States	7.2%
United Kingdom	7.2%
Germany	6.5%
France	5.9%
Taiwan	5.5%
India	5.4%
Switzerland	4.9%
Other#	30.1%
Liabilities in Excess of Other Assets	(2.8)%
Ten largest holdings
Security(a)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	3.0%
Tencent Holdings Ltd.	1.4%
SAP SE	1.1%
ASML Holding NV	1.0%
Nestle SA, Class N	0.9%
Alibaba Group Holding Ltd.	0.8%
Novartis AG, Class N	0.8%
Roche Holding AG	0.8%
Novo Nordisk A/S, Class B	0.7%
HSBC Holdings PLC	0.7%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Master Portfolio, including but not limited to financial statements and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
Total International ex U.S. Index Master Portfolio
Semi-Annual Shareholder Report — June 30, 2025
06/25-SAR

iShares Russell 1000 Large-Cap Index Fund
Institutional Shares | BRGNX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about iShares Russell 1000 Large-Cap Index Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. The Fund invests all of its assets in the Large Cap Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.  You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$6(a)	0.12%(a)(b)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
(b)	Annualized.
Key Fund statistics
Net Assets	$1,686,608,306
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	9%
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Russell 1000 Large-Cap Index Fund
Institutional Shares | BRGNX
Semi-Annual Shareholder Report — June 30, 2025
BRGNX-06/25-SAR

iShares Russell 1000 Large-Cap Index Fund
Investor A Shares | BRGAX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about iShares Russell 1000 Large-Cap Index Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. The Fund invests all of its assets in the Large Cap Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.  You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$19(a)	0.37%(a)(b)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
(b)	Annualized.
Key Fund statistics
Net Assets	$1,686,608,306
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	9%
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Russell 1000 Large-Cap Index Fund
Investor A Shares | BRGAX
Semi-Annual Shareholder Report — June 30, 2025
BRGAX-06/25-SAR

iShares Russell 1000 Large-Cap Index Fund
Class K Shares | BRGKX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about iShares Russell 1000 Large-Cap Index Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. The Fund invests all of its assets in the Large Cap Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.  You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$3(a)	0.06%(a)(b)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
(b)	Annualized.
Key Fund statistics
Net Assets	$1,686,608,306
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	9%
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Russell 1000 Large-Cap Index Fund
Class K Shares | BRGKX
Semi-Annual Shareholder Report — June 30, 2025
BRGKX-06/25-SAR

Large Cap Index Master Portfolio
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about Large Cap Index Master Portfolio (the “Master Portfolio”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Master Portfolio, which is included within the iShares Russell 1000 Large-Cap Index Fund’s additional information at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Master Portfolio costs for the last six months ?
(based on a hypothetical $10,000 investment)
Master Portfolio name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Index Master Portfolio	$2	0.03%(a)
(a)	Annualized.
Key Master Portfolio statistics
Net Assets	$35,354,959,023
Number of Portfolio Holdings	1,016
Portfolio Turnover Rate	9%
What did the Master Portfolio invest in?
(as of June 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	31.1%
Financials	14.8%
Consumer Discretionary	10.5%
Communication Services	9.5%
Industrials	9.3%
Health Care	9.2%
Consumer Staples	5.3%
Energy	3.0%
Real Estate	2.3%
Utilities	2.3%
Materials	2.1%
Short-Term Securities	8.8%
Liabilities in Excess of Other Assets	(8.2)
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	6.4%
Microsoft Corp.	6.4%
Apple, Inc.	5.2%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc., Class A	2.8%
Broadcom, Inc.	2.2%
Alphabet, Inc., Class A	1.8%
Berkshire Hathaway, Inc., Class B	1.5%
Tesla, Inc.	1.5%
Alphabet, Inc., Class C	1.4%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Master Portfolio for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Master Portfolio, including but not limited to financial statements and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
Large Cap Index Master Portfolio
Semi-Annual Shareholder Report — June 30, 2025
06/25-SAR

iShares S&P 500 Index Fund
Institutional Shares | BSPIX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about iShares S&P 500 Index Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. The Fund invests all of its assets in the S&P 500 Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.  You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$5(a)	0.10%(a)(b)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
(b)	Annualized.
Key Fund statistics
Net Assets	$49,510,089,017
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	7%
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares S&P 500 Index Fund
Institutional Shares | BSPIX
Semi-Annual Shareholder Report — June 30, 2025
BSPIX-06/25-SAR

iShares S&P 500 Index Fund
Service Shares | BSPSX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about iShares S&P 500 Index Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. The Fund invests all of its assets in the S&P 500 Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.  You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$11(a)	0.22%(a)(b)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
(b)	Annualized.
Key Fund statistics
Net Assets	$49,510,089,017
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	7%
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares S&P 500 Index Fund
Service Shares | BSPSX
Semi-Annual Shareholder Report — June 30, 2025
BSPSX-06/25-SAR

iShares S&P 500 Index Fund
Investor A Shares | BSPAX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about iShares S&P 500 Index Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. The Fund invests all of its assets in the S&P 500 Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.  You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$18(a)	0.35%(a)(b)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
(b)	Annualized.
Key Fund statistics
Net Assets	$49,510,089,017
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	7%
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares S&P 500 Index Fund
Investor A Shares | BSPAX
Semi-Annual Shareholder Report — June 30, 2025
BSPAX-06/25-SAR

iShares S&P 500 Index Fund
Investor P Shares | BSPPX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about iShares S&P 500 Index Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. The Fund invests all of its assets in the S&P 500 Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.  You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$18(a)	0.35%(a)(b)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
(b)	Annualized.
Key Fund statistics
Net Assets	$49,510,089,017
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	7%
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares S&P 500 Index Fund
Investor P Shares | BSPPX
Semi-Annual Shareholder Report — June 30, 2025
BSPPX-06/25-SAR

iShares S&P 500 Index Fund
Class G Shares | BSPGX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about iShares S&P 500 Index Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. The Fund invests all of its assets in the S&P 500 Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.  You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class G Shares	$1(a)	0.01%(a)(b)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
(b)	Annualized.
Key Fund statistics
Net Assets	$49,510,089,017
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	7%
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares S&P 500 Index Fund
Class G Shares | BSPGX
Semi-Annual Shareholder Report — June 30, 2025
BSPGX-06/25-SAR

iShares S&P 500 Index Fund
Class K Shares | WFSPX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about iShares S&P 500 Index Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. The Fund invests all of its assets in the S&P 500 Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.  You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$2(a)	0.03%(a)(b)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
(b)	Annualized.
Key Fund statistics
Net Assets	$49,510,089,017
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	7%
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares S&P 500 Index Fund
Class K Shares | WFSPX
Semi-Annual Shareholder Report — June 30, 2025
WFSPX-06/25-SAR

S&P 500 Index Master Portfolio
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about S&P 500 Index Master Portfolio (the “Master Portfolio”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Master Portfolio, which is included within the iShares S&P 500 Index Fund’s additional information at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Master Portfolio costs for the last six months ?
(based on a hypothetical $10,000 investment)
Master Portfolio name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
S&P 500 Index Master Portfolio	$1	0.01%(a)
(a)	Annualized.
Key Master Portfolio statistics
Net Assets	$50,123,009,919
Number of Portfolio Holdings	508
Portfolio Turnover Rate	7%
What did the Master Portfolio invest in?
(as of June 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	33.0%
Financials	14.0%
Consumer Discretionary	10.3%
Communication Services	9.7%
Health Care	9.3%
Industrials	8.5%
Consumer Staples	5.5%
Energy	3.0%
Utilities	2.4%
Real Estate	2.0%
Other*	2.0%
Short-Term Securities	0.8%
Liabilities in Excess of Other Assets	(0.5)
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	7.3%
Microsoft Corp.	7.0%
Apple, Inc.	5.8%
Amazon.com, Inc.	3.9%
Meta Platforms, Inc., Class A	3.0%
Broadcom, Inc.	2.5%
Alphabet, Inc., Class A	2.0%
Berkshire Hathaway, Inc., Class B	1.7%
Tesla, Inc.	1.7%
Alphabet, Inc., Class C	1.6%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Master Portfolio for compliance purposes.
(b)	Excludes short-term securities.
*	Ten largest sectors are presented. Additional sectors are found in Other.
Additional information
If you wish to view additional information about the Master Portfolio, including but not limited to financial statements and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
S&P 500 Index Master Portfolio
Semi-Annual Shareholder Report — June 30, 2025
06/25-SAR

iShares U.S. Aggregate Bond Index Fund
Institutional Shares | BMOIX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about iShares U.S. Aggregate Bond Index Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. The Fund invests all of its assets in the U.S. Total Bond Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.  You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$5(a)	0.10%(a)(b)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
(b)	Annualized.
Key Fund statistics
Net Assets	$3,166,513,595
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	47%
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares U.S. Aggregate Bond Index Fund
Institutional Shares | BMOIX
Semi-Annual Shareholder Report — June 30, 2025
BMOIX-06/25-SAR

iShares U.S. Aggregate Bond Index Fund
Investor A Shares | BMOAX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about iShares U.S. Aggregate Bond Index Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. The Fund invests all of its assets in the U.S. Total Bond Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.  You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$18(a)	0.35%(a)(b)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
(b)	Annualized.
Key Fund statistics
Net Assets	$3,166,513,595
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	47%
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares U.S. Aggregate Bond Index Fund
Investor A Shares | BMOAX
Semi-Annual Shareholder Report — June 30, 2025
BMOAX-06/25-SAR

iShares U.S. Aggregate Bond Index Fund
Investor P Shares | BMOPX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about iShares U.S. Aggregate Bond Index Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. The Fund invests all of its assets in the U.S. Total Bond Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.  You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$18(a)	0.35%(a)(b)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
(b)	Annualized.
Key Fund statistics
Net Assets	$3,166,513,595
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	47%
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares U.S. Aggregate Bond Index Fund
Investor P Shares | BMOPX
Semi-Annual Shareholder Report — June 30, 2025
BMOPX-06/25-SAR

iShares U.S. Aggregate Bond Index Fund
Class K Shares | WFBIX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about iShares U.S. Aggregate Bond Index Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. The Fund invests all of its assets in the U.S. Total Bond Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.  You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$3(a)	0.05%(a)(b)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
(b)	Annualized.
Key Fund statistics
Net Assets	$3,166,513,595
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	47%
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares U.S. Aggregate Bond Index Fund
Class K Shares | WFBIX
Semi-Annual Shareholder Report — June 30, 2025
WFBIX-06/25-SAR

U.S. Total Bond Index Master Portfolio
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about U.S. Total Bond Index Master Portfolio (the “Master Portfolio”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Master Portfolio, which is included within the iShares U.S. Aggregate Bond Index Fund’s additional information at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Master Portfolio costs for the last six months ?
(based on a hypothetical $10,000 investment)
Master Portfolio name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Total Bond Index Master Portfolio	$2	0.04%(a)
(a)	Annualized.
Key Master Portfolio statistics
Net Assets	$3,168,460,391
Number of Portfolio Holdings	8,250
Portfolio Turnover Rate	47%
What did the Master Portfolio invest in?
(as of June 30, 2025)
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Treasury Obligations	45.5%
U.S. Government Sponsored Agency Securities	25.9%
Corporate Bonds	24.8%
Foreign Agency Obligations	2.3%
Non-Agency Mortgage-Backed Securities	0.8%
Municipal Bonds	0.4%
Asset-Backed Securities	0.3%
Capital Trusts	—	%(b)
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(a)
AAA/Aaa(d)	74.5%
AA/Aa	3.0%
A	11.6%
BBB/Baa	10.8%
BB/Ba	—	%(b)
N/R	0.1%
(a)	Excludes short-term securities, short investments and options, if any.
(b)	Rounds to less than 0.1%.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information
If you wish to view additional information about the Master Portfolio, including but not limited to financial statements and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
U.S. Total Bond Index Master Portfolio
Semi-Annual Shareholder Report — June 30, 2025
06/25-SAR

International Tilts Master Portfolio
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about International Tilts Master Portfolio (the “Master Portfolio”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Master Portfolio at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Master Portfolio costs for the last six months ?
(based on a hypothetical $10,000 investment)
Master Portfolio name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Tilts Master Portfolio	$22	0.40%(a)
(a)	Annualized.
Key Master Portfolio statistics
Net Assets	$712,765,922
Number of Portfolio Holdings	348
Portfolio Turnover Rate	68%
What did the Master Portfolio invest in?
(as of June 30, 2025)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
Japan	23.0%
United Kingdom	12.1%
Germany	11.1%
United States	10.8%
France	9.9%
Switzerland	7.7%
Australia	5.7%
Netherlands	4.6%
Italy	2.7%
Sweden	2.4%
Other#	11.0%
Liabilities in Excess of Other Assets	(1.0)%
Ten largest holdings
Security(a)	Percent of Net Assets
SAP SE	2.7%
ASML Holding NV	2.3%
Novartis AG, Class N	2.3%
Roche Holding AG	1.8%
Shell PLC	1.7%
AstraZeneca PLC	1.6%
Allianz SE	1.6%
ABB Ltd., Class N	1.5%
Safran SA	1.4%
Sony Group Corp.	1.2%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Master Portfolio, including but not limited to financial statements and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
International Tilts Master Portfolio
Semi-Annual Shareholder Report — June 30, 2025
06/25-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments

(a) The registrants’ Schedule of Investments are included as part of the Financial Statement and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrants’ Financial Statements are attached herewith.

(b) The registrants’ Financial Highlights are attached herewith.

June 30, 2025
2025 Semi-Annual Financial Statements and Additional Information (Unaudited)

BlackRock Funds III
• BlackRock Diversified Equity Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2

Derivative Financial Instruments
Diversified Equity Master Portfolio (the "Master Portfolio") may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Master Portfolio must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Master Portfolio’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Master Portfolio can realize on an investment and/or may result in lower distributions paid to shareholders. The Master Portfolio’s investments in these instruments, if any, are discussed in detail in the Master Portfolio Notes to Financial Statements.
BlackRock Diversified Equity Fund
3

Statement of Assets and Liabilities (unaudited)
June 30, 2025

BlackRock Diversified Equity Fund
ASSETS
Investments, at value — Master Portfolio	$ 1,105,335,658
Receivables:
Withdrawals from the Master Portfolio	33,648,563
Prepaid expenses	950
Total assets	1,138,985,171
LIABILITIES
Payables:
Administration fees	226,249
Capital shares redeemed	33,648,563
Professional fees	5,710
Total liabilities	33,880,522
Commitments and contingent liabilities
NET ASSETS	$ 1,105,104,649
NET ASSETS CONSIST OF
Paid-in capital	$ 874,502,812
Accumulated earnings	230,601,837
NET ASSETS	$ 1,105,104,649
NET ASSET VALUE
Institutional
Net assets	$ 1,105,104,649
Shares outstanding	82,705,496
Net asset value	$ 13.36
Shares authorized	Unlimited
Par value	No par value
See fund notes to financial statements.
4
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Statement of Operations (unaudited)
Six Months Ended June 30, 2025

BlackRock Diversified Equity Fund
INVESTMENT INCOME
Net investment income allocated from the Master Portfolio:
Dividends — unaffiliated	$9,087,102
Dividends — affiliated	2,300,459
Interest — unaffiliated	129,817
Securities lending income — affiliated — net	93,719
Foreign taxes withheld	(729,471)
Expenses	(1,819,828)
Fees waived	1,073,707
Total investment income	10,135,505
FUND EXPENSES
Administration	1,316,278
Professional	5,707
Miscellaneous	3,977
Total expenses	1,325,962
Less:
Fees waived and/or reimbursed by the Administrator	(5,707)
Total expenses after fees waived and/or reimbursed	1,320,255
Net investment income	8,815,250
REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED FROM THE MASTER PORTFOLIO
Net realized gain (loss) from:
Investments — unaffiliated(a)	10,072,051
Investments — affiliated	(3,128)
Forward foreign currency exchange contracts	108,097
Foreign currency transactions	4,766
Futures contracts	(8,782,666)
Swaps	4,900,855
6,299,975
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated(b)	50,703,491
Investments — affiliated	(4,516)
Forward foreign currency exchange contracts	329,645
Foreign currency translations	21,437
Futures contracts	3,287,479
Swaps	(636,270)
53,701,266
Net realized and unrealized gain	60,001,241
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$68,816,491
(a) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$(21,770)
(b) Net of increase in deferred foreign capital gain tax of	$(390,928)
See fund notes to financial statements.
Fund Statement of Operations
5

Statements of Changes in Net Assets

	BlackRock Diversified Equity Fund
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$8,815,250	$13,152,205
Net realized gain	6,299,975	78,418,724
Net change in unrealized appreciation (depreciation)	53,701,266	90,247,790
Net increase in net assets resulting from operations	68,816,491	181,818,719
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	—	(80,183,520)
Decrease in net assets resulting from distributions to shareholders	—	(80,183,520)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(41,144,636)	431,445,633
NET ASSETS
Total increase in net assets	27,671,855	533,080,832
Beginning of period	1,077,432,794	544,351,962
End of period	$1,105,104,649	$1,077,432,794

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See fund notes to financial statements.
6
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	BlackRock Diversified Equity Fund
	Institutional
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Period from 09/19/23(a) to 12/31/23

Net asset value, beginning of period	$12.56	$10.80	$10.00
Net investment income(b)	0.10	0.19	0.05
Net realized and unrealized gain	0.70	2.57	0.78
Net increase from investment operations	0.80	2.76	0.83
Distributions(c)
From net investment income	—	(0.54)	(0.03)
From net realized gain	—	(0.46)	—
Total distributions	—	(1.00)	(0.03)
Net asset value, end of period	$13.36	$12.56	$10.80
Total Return(d)
Based on net asset value	6.37%(e)	25.37%	8.34%(e)
Ratios to Average Net Assets(f)(g)
Total expenses	0.39%(h)	0.39%	0.40%(h)
Total expenses after fees waived and/or reimbursed	0.39%(h)	0.39%	0.40%(h)
Net investment income	1.67%(h)	1.55%	1.69%(h)
Supplemental Data
Net assets, end of period (000)	$1,105,105	$1,077,433	$544,352
Portfolio turnover rate of the Master Portfolio	71%	113%	125%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
See fund notes to financial statements.
Fund Financial Highlights
7

Notes to Financial Statements (unaudited)

1.
ORGANIZATION
BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Trust is organized as a Delaware statutory trust.  BlackRock Diversified Equity Fund (the “Fund”) is a series of the Trust.  The Fund is classified as diversified.
The Fund seeks to achieve its investment objective by investing all of its assets in Diversified Equity Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”) and an affiliate of the Trust, which has the same investment objective and strategies as the Fund. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s proportionate interest in the net assets of the Master Portfolio. The performance of the Fund is directly affected by the performance of the Master Portfolio. At June 30, 2025, the percentage of the Master Portfolio owned by the Fund was 39.1%. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The Fund offers Institutional Shares. Institutional Shares are sold without a sales charge and only to certain eligible investors.
The Board of Trustees of the Trust and Board of Trustees of MIP are referred to throughout this report as the “Board” and the members are referred to as “Trustees.”
The Fund, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, contributions to and withdrawals from the Master Portfolio are accounted for on a trade date basis.  The Fund records its proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses on a daily basis.  Realized and unrealized gains and losses are adjusted utilizing partnership tax allocation rules.  In addition, the Fund accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Distributions:  Distributions paid by the Fund are recorded on the ex-dividend dates.  The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to the Fund are charged to the Fund. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s policy is to value its financial instruments at fair value. The Fund records its investment in the Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio is discussed in Note 3 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.
4.
ADMINISTRATION AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL”), to provide general administrative services (other than investment advice and related portfolio activities). BAL has agreed to bear all of the Fund’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Fund. BAL may delegate certain of its administration duties to sub-administrators. BAL is entitled to receive for these administrative services an annual fee of 0.25% based on the average daily net assets of the Fund.
From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Fund and, accordingly, have a favorable impact on its performance.
Expense Waivers and Reimbursements: The fees and expenses of the Trust’s trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Trust’s independent registered public accounting firm (together, the “independent expenses”) are paid
8
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

directly by the Fund. BAL has contractually agreed to reimburse the Fund or provide an offsetting credit against the administration fees paid by the Fund in an amount equal to these independent expenses through June 30, 2026. The amount waived is included in fees waived and/or reimbursed by the Administrator in the Statement of Operations. For the six months ended June 30, 2025, the amount waived was $5,707.
Interfund Lending: Prior to March 3, 2025, in accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund could participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
During the period ended March 3, 2025, the Fund did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
5.
INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Fund’s NAV.
6.
 CAPITAL SHARE TRANSACTIONS
Transactions in capital shares were as follows:
	Six Months Ended 06/30/25		Year Ended 12/31/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
BlackRock Diversified Equity Fund
Institutional
Shares sold	345,930	$ 4,448,660	34,641,388	$ 416,869,947
Shares issued in reinvestment of distributions	—	—	6,208,192	80,183,520
Shares redeemed	(3,427,641)	(45,593,296)	(5,448,898)	(65,607,834)
	(3,081,711)	$ (41,144,636)	35,400,682	$ 431,445,633
7.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Fund Notes to Financial Statements
9

Schedule of Investments (unaudited)
June 30, 2025
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.1%
AAR Corp.(a)	5,435	$ 373,874
AeroVironment, Inc.(a)(b)	3,727	1,062,009
AerSale Corp.(a)	15,692	94,309
Airbus SE	2,530	529,278
Archer Aviation, Inc., Class A(a)(b)	114,136	1,238,376
Astronics Corp.(a)	7,530	252,104
ATI, Inc.(a)	7,839	676,819
Axon Enterprise, Inc.(a)	398	329,520
BAE Systems PLC	50,404	1,308,128
Bharat Electronics Ltd.	142,790	702,233
BWX Technologies, Inc.	3,116	448,891
Curtiss-Wright Corp.	205	100,153
Ducommun, Inc.(a)	12,703	1,049,649
General Dynamics Corp.	5,840	1,703,294
General Electric Co.	4,546	1,170,095
Hanwha Aerospace Co. Ltd.	922	578,580
HEICO Corp.(b)	277	90,856
HEICO Corp., Class A	7,671	1,984,871
Hindustan Aeronautics Ltd.	10,192	578,936
Huntington Ingalls Industries, Inc.	1,456	351,566
Intuitive Machines, Inc., Class A(a)	16,161	175,670
Kongsberg Gruppen ASA	7,346	284,857
Kratos Defense & Security Solutions, Inc.(a)	30,267	1,405,902
Leonardo DRS, Inc.	24,150	1,122,492
Loar Holdings, Inc.(a)	2,211	190,522
Lockheed Martin Corp.	6,357	2,944,181
Mercury Systems, Inc.(a)	10,756	579,318
Moog, Inc., Class A	9,306	1,684,107
Northrop Grumman Corp.	638	318,987
Rheinmetall AG	583	1,234,618
Rolls-Royce Holdings PLC	235,586	3,122,137
RTX Corp.	11,923	1,740,996
Safran SA	2,109	687,796
Thales SA	1,041	307,381
Triumph Group, Inc.(a)	15,763	405,897
V2X, Inc.(a)	9,738	472,780
Voyager Technologies, Inc., Class A(a)	1,256	49,298
		31,350,480
Air Freight & Logistics — 0.6%
CJ Logistics Corp.	3,615	233,571
Expeditors International of Washington, Inc.	1,429	163,263
FedEx Corp.	33,203	7,547,374
Hub Group, Inc., Class A(b)	23,326	779,788
Hyundai Glovis Co. Ltd.	8,300	826,353
JD Logistics, Inc.(a)(c)	567,100	953,393
Radiant Logistics, Inc.(a)	15,080	91,687
SF Holding Co. Ltd., Class H(b)	63,800	367,902
United Parcel Service, Inc., Class B	60,063	6,062,759
ZTO Express Cayman, Inc.	26,400	467,415
		17,493,505
Automobile Components — 0.4%
Adient PLC(a)	77,503	1,508,208
American Axle & Manufacturing Holdings, Inc.(a)	105,640	431,011
Aptiv PLC(a)	1,673	114,132
BorgWarner, Inc.	63,765	2,134,852
Ceat Ltd.	4,757	204,352
Cie Generale des Etablissements Michelin SCA	1,986	73,868
Cooper-Standard Holdings, Inc.(a)	7,495	161,143
Dana, Inc.	39,512	677,631
Security	Shares	Value
Automobile Components (continued)
Denso Corp.	33,100	$ 446,694
Dorman Products, Inc.(a)	5,695	698,606
Fox Factory Holding Corp.(a)	17,197	446,090
Gentherm, Inc.(a)	7,263	205,470
Goodyear Tire & Rubber Co.(a)	67,713	702,184
HL Mando Co. Ltd.	31,260	758,490
Hyundai Mobis Co. Ltd.	1,088	230,817
LCI Industries(b)	2,930	267,187
Modine Manufacturing Co.(a)	13,550	1,334,675
Patrick Industries, Inc.(b)	7,909	729,763
Standard Motor Products, Inc.(b)	19,433	596,982
Stoneridge, Inc.(a)	27,924	196,585
Valeo SE	4,926	54,072
		11,972,812
Automobiles — 1.3%
BYD Co. Ltd., Class A	37,400	1,735,377
BYD Co. Ltd., Class H	258,000	4,017,065
Dongfeng Motor Group Co. Ltd., Class H	560,000	246,568
Eicher Motors Ltd.	1,900	125,351
Ferrari NV	334	163,630
Geely Automobile Holdings Ltd.	717,000	1,463,543
General Motors Co.	7,729	380,344
Great Wall Motor Co. Ltd., Class H	205,000	316,532
Hyundai Motor Co.	11,344	1,703,386
Kia Corp.	47,519	3,400,192
Li Auto, Inc., Class A(a)	21,700	296,183
Mahindra & Mahindra Ltd.	53,280	1,977,605
Maruti Suzuki India Ltd.	5,246	758,842
Renault SA	1,810	83,522
SAIC Motor Corp. Ltd., Class A	86,500	193,906
Stellantis NV	22,312	223,480
Tata Motors Ltd.	136,562	1,095,571
Tesla, Inc.(a)	50,132	15,924,931
TVS Motor Co. Ltd.	2,555	86,942
Winnebago Industries, Inc.	31,987	927,623
XPeng, Inc., Class A(a)	58,200	520,985
		35,641,578
Banks — 8.1%
1st Source Corp.	18,658	1,158,102
Abu Dhabi Commercial Bank PJSC	233,851	858,355
Abu Dhabi Islamic Bank PJSC	15,863	92,874
Agricultural Bank of China Ltd., Class H	1,491,000	1,065,494
Al Rajhi Bank	203,477	5,132,270
Amalgamated Financial Corp.	34,634	1,080,581
Amerant Bancorp, Inc., Class A	12,070	220,036
Ameris Bancorp	17,514	1,133,156
ANZ Group Holdings Ltd.	30,734	589,379
Arab National Bank	25,345	146,769
Associated Banc-Corp.(b)	22,115	539,385
Axis Bank Ltd.	152,613	2,134,453
Axos Financial, Inc.(a)	14,538	1,105,470
BancFirst Corp.(b)	1,301	160,830
Banco Bilbao Vizcaya Argentaria SA	41,841	644,279
Banco BPM SpA	7,666	89,482
Banco de Sabadell SA	52,461	167,012
Banco del Bajio SA(c)	78,480	189,670
Banco Santander SA	66,487	550,571
Bangkok Bank PCL, NVDR	86,000	367,980
Bank Central Asia Tbk PT	4,279,500	2,287,595
Bank Leumi Le-Israel BM	10,868	202,205
Bank Mandiri Persero Tbk PT	2,995,700	899,861
10
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks (continued)
Bank of America Corp.	239,304	$ 11,323,865
Bank of China Ltd., Class H	6,309,000	3,672,858
Bank of Hawaii Corp.(b)	7,896	533,217
Bank of Ireland Group PLC	2,140	30,495
Bank of Marin Bancorp(b)	18,461	421,649
Bank Polska Kasa Opieki SA	11,166	575,098
Bank Rakyat Indonesia Persero Tbk PT	5,303,200	1,222,707
Bank7 Corp.	7,040	294,483
BankFinancial Corp.(b)	20,223	233,980
BankUnited, Inc.	19,273	685,926
Banque Saudi Fransi	169,871	808,806
Bar Harbor Bankshares	3,240	97,070
Barclays PLC	51,027	235,784
BAWAG Group AG(c)	1,113	142,332
BCB Bancorp, Inc.	11,876	99,996
BDO Unibank, Inc.	211,862	574,690
Berkshire Hills Bancorp, Inc.(b)	2,759	69,085
BNP Paribas SA	29,106	2,610,858
BOC Hong Kong Holdings Ltd.	16,500	71,828
BOK Financial Corp.	96	9,372
Bridgewater Bancshares, Inc.(a)	6,348	100,997
Brookline Bancorp, Inc.(b)	23,537	248,315
Business First Bancshares, Inc.	4,873	120,119
Byline Bancorp, Inc.	691	18,470
CaixaBank SA	11,014	95,434
Camden National Corp.(b)	14,638	594,010
Capital City Bank Group, Inc.	21,738	855,390
Capitec Bank Holdings Ltd.	15,621	3,123,355
Capitol Federal Financial, Inc.	49,588	302,487
Central Pacific Financial Corp.	11,089	310,825
Chemung Financial Corp.	4,218	204,446
China Construction Bank Corp., Class H	5,983,000	6,054,475
China Merchants Bank Co. Ltd., Class H(b)	88,000	617,317
CIMB Group Holdings Bhd	193,600	312,249
Citigroup, Inc.	52,135	4,437,731
Citizens Financial Group, Inc.	51,136	2,288,336
City Holding Co.(b)	1,271	155,596
City Union Bank Ltd.	194,322	495,604
Civista Bancshares, Inc.	13,462	312,318
CNB Financial Corp.	14,043	321,023
Coastal Financial Corp.(a)	4,973	481,735
Colony Bankcorp, Inc.	35,672	587,518
Commonwealth Bank of Australia	29,267	3,562,036
Community Trust Bancorp, Inc.	20,182	1,068,031
Community West Bancshares	23,563	459,714
ConnectOne Bancorp, Inc.	77,471	1,794,228
Credicorp Ltd.	315	70,409
Credit Agricole SA	35,294	667,702
CTBC Financial Holding Co. Ltd.	199,000	297,830
Customers Bancorp, Inc.(a)	5,459	320,662
CVB Financial Corp.(b)	5,441	107,677
DBS Group Holdings Ltd.	26,300	928,444
Dime Community Bancshares, Inc.(b)	7,852	211,533
DNB Bank ASA	5,169	142,946
E.Sun Financial Holding Co. Ltd.	1,684,806	1,893,846
Eagle Bancorp, Inc.(b)	6,639	129,328
Enterprise Bancorp, Inc.	7,153	283,545
Enterprise Financial Services Corp.	31,746	1,749,205
Equity Bancshares, Inc., Class A	7,694	313,915
Eurobank Ergasias Services and Holdings SA, Class R	209,997	723,289
FB Financial Corp.	30,826	1,396,418
FinecoBank Banca Fineco SpA	3,848	85,362
Security	Shares	Value
Banks (continued)
First Abu Dhabi Bank PJSC	476,284	$ 2,152,483
First Bank/Hamilton	26,786	414,379
First Busey Corp.(b)	44,151	1,010,396
First Business Financial Services, Inc.	13,906	704,478
First Community Bankshares, Inc.	2,083	81,591
First Financial Bankshares, Inc.	54,511	1,961,306
First Financial Corp.	20,962	1,135,931
First Financial Northwest, Inc.(a)	3,525	1,974
First Hawaiian, Inc.(b)	56,412	1,408,044
First Horizon Corp.	42,607	903,268
First Internet Bancorp	5,290	142,301
First Interstate BancSystem, Inc., Class A(b)	47,784	1,377,135
First Merchants Corp.	8,677	332,329
First Mid Bancshares, Inc.	20,669	774,881
First Northwest Bancorp	2,359	18,164
First Savings Financial Group, Inc.	1,999	50,055
Flushing Financial Corp.	30,264	359,536
FNB Corp.(b)	41,001	597,795
FS Bancorp, Inc.	2,927	115,265
Glacier Bancorp, Inc.	20,008	861,945
Greene County Bancorp, Inc.	3,253	72,282
Grupo Financiero Banorte SAB de C.V., Class O	190,738	1,743,472
Guaranty Bancshares, Inc.(b)	2,270	96,339
Hana Financial Group, Inc.	11,411	726,858
Hancock Whitney Corp.(b)	15,740	903,476
Hanmi Financial Corp.	1,547	38,180
HarborOne Bancorp, Inc.	13,838	161,628
HBT Financial, Inc.	13,129	330,982
HDFC Bank Ltd.	349,543	8,160,241
Heritage Commerce Corp.	65,259	648,022
Heritage Financial Corp.(b)	4,107	97,911
HomeTrust Bancshares, Inc.	16,921	633,015
Horizon Bancorp, Inc.	59,710	918,340
HSBC Holdings PLC	60,685	734,057
Huntington Bancshares, Inc.	178,073	2,984,503
ICICI Bank Ltd.	329,020	5,560,353
ICICI Bank Ltd., ADR(b)	8,890	299,060
Independent Bank Corp.	43,806	1,419,752
Industrial & Commercial Bank of China Ltd., Class H	4,587,000	3,642,334
ING Groep NV	7,793	170,805
Intesa Sanpaolo SpA	398,830	2,297,425
Investar Holding Corp.	15,806	305,372
Japan Post Bank Co. Ltd.	28,700	309,401
JPMorgan Chase & Co.	53,189	15,420,023
KB Financial Group, Inc.	25,732	2,114,560
KB Financial Group, Inc., ADR(b)	690	56,987
Kearny Financial Corp.	99,383	642,014
KeyCorp.(b)	11,462	199,668
Kotak Mahindra Bank Ltd.	60,882	1,535,995
Kuwait Finance House KSCP	1,450,382	3,806,262
Live Oak Bancshares, Inc.	13,763	410,137
Malayan Banking Bhd.	1,439,000	3,315,061
Mediobanca Banca di Credito Finanziario SpA(b)	1,673	38,932
Mercantile Bank Corp.	13,005	603,562
Meridian Corp.	5,635	72,635
Metropolitan Bank Holding Corp.(a)	11,359	795,130
Midland States Bancorp, Inc.(b)	28,806	498,920
MidWestOne Financial Group, Inc.(b)	17,885	514,551
Mitsubishi UFJ Financial Group, Inc.	231,100	3,150,722
Mizuho Financial Group, Inc.	39,100	1,085,413
MVB Financial Corp.	4,285	96,541
National Bank Holdings Corp., Class A	8,858	333,149
National Bank of Greece SA	27,268	347,687
Master Portfolio Schedule of Investments
11

Schedule of Investments (unaudited)(continued)
June 30, 2025
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks (continued)
National Bank of Kuwait SAKP	247,301	$ 808,345
NatWest Group PLC	110,300	774,632
Nicolet Bankshares, Inc.(b)	7,518	928,323
Nordea Bank Abp	95,638	1,419,049
Northeast Bank	3,094	275,335
Northeast Community Bancorp, Inc.	9,759	226,848
Northfield Bancorp, Inc.	62,591	718,545
Northrim BanCorp, Inc.	6,221	580,170
NU Holdings Ltd./Cayman Islands, Class A(a)	282,825	3,880,359
OceanFirst Financial Corp.	118,016	2,078,262
OP Bancorp	8,396	109,064
Orange County Bancorp, Inc.	16,711	431,812
Origin Bancorp, Inc.	26,248	938,104
Orrstown Financial Services, Inc.	6,562	208,868
OTP Bank Nyrt	18,308	1,463,359
Park National Corp.(b)	10,013	1,674,774
Peapack-Gladstone Financial Corp.(b)	14,426	407,534
Peoples Bancorp, Inc.(b)	24,949	761,942
Plumas Bancorp	1,921	85,408
PNC Financial Services Group, Inc.	6,274	1,169,599
Powszechna Kasa Oszczednosci Bank Polski SA	121,845	2,545,929
Primis Financial Corp.	21,607	234,436
Prosperity Bancshares, Inc.	24,009	1,686,392
Provident Financial Services, Inc.(b)	102,574	1,798,122
Public Bank Bhd	1,337,500	1,369,168
Qatar Islamic Bank QPSC	126,376	767,964
Qatar National Bank QPSC	489,804	2,331,205
Regional SAB de C.V.	27,650	228,574
Republic First Bancorp, Inc.(a)	46,639	9
Resona Holdings, Inc.	46,300	427,618
Riverview Bancorp, Inc.(b)	54,868	301,774
Saudi Awwal Bank	82,097	737,461
Saudi National Bank	437,198	4,209,591
Sberbank of Russia PJSC(a)(d)	141,048	18
ServisFirst Bancshares, Inc.(b)	13,499	1,046,307
Shinhan Financial Group Co. Ltd.	27,236	1,234,794
Shore Bancshares, Inc.	33,812	531,525
Sierra Bancorp	5,411	160,653
Simmons First National Corp., Class A(b)	17,437	330,606
SmartFinancial, Inc.	12,455	420,730
Societe Generale SA	3,865	221,094
South Plains Financial, Inc.	5,105	183,984
Southern First Bancshares, Inc.(a)	3,717	141,358
Southern Missouri Bancorp, Inc.	2,924	160,177
Southern States Bancshares, Inc.	7,602	276,485
Southside Bancshares, Inc.(b)	6,400	188,352
SouthState Corp.	11,237	1,034,141
Standard Bank Group Ltd.	113,697	1,459,827
Standard Chartered PLC	15,136	250,479
State Bank of India	176,806	1,691,278
Stellar Bancorp, Inc.(b)	11,821	330,752
Sumitomo Mitsui Financial Group, Inc.	114,500	2,883,219
Sumitomo Mitsui Trust Group, Inc.	50,600	1,345,830
TFS Financial Corp.(b)	169	2,189
Tompkins Financial Corp.	4,624	290,064
TriCo Bancshares(b)	12,250	496,002
Truist Financial Corp.	66,593	2,862,833
Turkiye Garanti Bankasi A/S, Class A	115,309	391,318
U.S. Bancorp	84,582	3,827,335
UniCredit SpA	18,393	1,233,864
United Bankshares, Inc.(b)	19,981	727,908
United Community Banks, Inc.	31,368	934,453
Security	Shares	Value
Banks (continued)
United Overseas Bank Ltd.	5,500	$ 155,670
Unity Bancorp, Inc.	4,043	190,344
Univest Financial Corp.	28,764	864,071
Valley National Bancorp	30,135	269,106
Veritex Holdings, Inc.	7,774	202,901
Washington Trust Bancorp, Inc.(b)	34,444	974,076
Wells Fargo & Co.	17,692	1,417,483
WesBanco, Inc.(b)	38,834	1,228,319
Western New England Bancorp, Inc.(b)	9,806	90,509
Zions Bancorp N.A.	1,610	83,623
		230,181,043
Beverages — 0.6%
Ambev SA	295,285	723,932
Arca Continental SAB de C.V.	116,326	1,229,499
Boston Beer Co., Inc., Class A(a)	3,163	603,532
Brown-Forman Corp., Class A(b)	155	4,258
Carabao Group PCL, NVDR	238,100	359,104
Coca-Cola Co.	1,489	105,347
Coca-Cola Femsa SAB de C.V.	69,339	671,865
Coca-Cola Femsa SAB de C.V., ADR	6,018	582,121
Constellation Brands, Inc., Class A	951	154,709
Diageo PLC	7,641	192,676
Fomento Economico Mexicano SAB de C.V.	117,292	1,207,643
Keurig Dr. Pepper, Inc.	59,625	1,971,202
Kweichow Moutai Co. Ltd., Class A	5,600	1,103,465
Monster Beverage Corp.(a)	9,740	610,113
National Beverage Corp.	11,520	498,125
PepsiCo, Inc.	8,545	1,128,282
Primo Brands Corp.(b)	70,670	2,093,245
Radico Khaitan Ltd.	10,953	334,296
Tsingtao Brewery Co. Ltd., Class H	14,000	91,589
United Spirits Ltd.	21,548	358,862
Varun Beverages Ltd.	5,323	28,404
Vita Coco Co., Inc.(a)	10,597	382,552
Wuliangye Yibin Co. Ltd., Class A	75,700	1,258,004
		15,692,825
Biotechnology — 3.1%
3SBio, Inc.(c)	74,000	223,714
4D Molecular Therapeutics, Inc.(a)	19,056	70,698
AbbVie, Inc.	44,404	8,242,270
ACADIA Pharmaceuticals, Inc.(a)	42,436	915,345
Adaptimmune Therapeutics PLC, ADR(a)	8,118	1,946
ADMA Biologics, Inc.(a)(b)	57,941	1,055,106
Affimed NV(a)	1,134	86
Agios Pharmaceuticals, Inc.(a)(b)	20,783	691,243
Akebia Therapeutics, Inc.(a)(b)	20,348	74,067
Akero Therapeutics, Inc.(a)(b)	15,291	815,928
Alector, Inc.(a)	37,165	52,031
Alkermes PLC(a)	60,522	1,731,534
Allogene Therapeutics, Inc.(a)(b)	17,487	19,760
Alnylam Pharmaceuticals, Inc.(a)	1,297	422,939
Altimmune, Inc.(a)(b)	25,946	100,411
ALX Oncology Holdings, Inc.(a)(b)	4,859	2,017
Amgen, Inc.	6,060	1,692,013
Amicus Therapeutics, Inc.(a)	168,836	967,430
AnaptysBio, Inc.(a)(b)	7,090	157,398
Anika Therapeutics, Inc.(a)	8,959	94,786
Annexon, Inc.(a)(b)	25,264	60,634
Apellis Pharmaceuticals, Inc.(a)	6,555	113,467
Apogee Therapeutics, Inc.(a)(b)	7,373	320,209
Aprea Therapeutics, Inc.(a)	289	491
Aptinyx, Inc.(a)(d)	12,794	—
12
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Arcellx, Inc.(a)(b)	3,653	$ 240,550
Arcturus Therapeutics Holdings, Inc.(a)	10,544	137,177
Arcus Biosciences, Inc.(a)	28,058	228,392
Arcutis Biotherapeutics, Inc.(a)	13,203	185,106
Ardelyx, Inc.(a)	114,786	449,961
Argenx SE(a)	2,413	1,335,795
Arrowhead Pharmaceuticals, Inc.(a)	41,844	661,135
Ascendis Pharma A/S, ADR(a)	710	122,546
Astria Therapeutics, Inc.(a)	11,248	60,289
Atossa Therapeutics, Inc.(a)(b)	14,288	11,859
Avidity Biosciences, Inc.(a)(b)	19,472	553,005
Beam Therapeutics, Inc.(a)	19,144	325,639
BeOne Medicines Ltd.(a)	78,000	1,475,529
BeOne Medicines Ltd., ADR(a)	1,186	287,095
Biocon Ltd.	40,996	170,111
BioCryst Pharmaceuticals, Inc.(a)	123,233	1,104,168
Biohaven Ltd.(a)(b)	12,395	174,893
BioMarin Pharmaceutical, Inc.(a)	33,336	1,832,480
Black Diamond Therapeutics, Inc.(a)(b)	10,139	25,145
Blueprint Medicines Corp.(a)	17,014	2,180,854
Bolt Biotherapeutics, Inc.(a)	89	519
Bridgebio Pharma, Inc.(a)	48,111	2,077,433
CareDx, Inc.(a)	11,262	220,059
Caribou Biosciences, Inc.(a)	14,514	18,288
Caris Life Sciences, Inc.(a)	4,526	120,935
Catalyst Pharmaceuticals, Inc.(a)	67,072	1,455,462
Celldex Therapeutics, Inc.(a)	33,157	674,745
Celltrion, Inc.	5,397	636,846
Coherus Oncology, Inc.(a)(b)	58,839	43,029
Corvus Pharmaceuticals, Inc.(a)	22,368	89,472
Crinetics Pharmaceuticals, Inc.(a)	20,274	583,080
CRISPR Therapeutics AG(a)	9,387	456,584
CSL Ltd.	6,732	1,063,390
Cytokinetics, Inc.(a)	30,596	1,010,892
Day One Biopharmaceuticals, Inc.(a)	118,092	767,598
Denali Therapeutics, Inc.(a)	50,769	710,258
Dyne Therapeutics, Inc.(a)	24,333	231,650
Eagle Pharmaceuticals, Inc.(a)(b)	2,310	6,699
Editas Medicine, Inc.(a)	34,530	75,966
Emergent BioSolutions, Inc.(a)(b)	18,203	116,135
Exact Sciences Corp.(a)	11,040	586,666
Exagen, Inc.(a)(b)	3,771	26,322
Exelixis, Inc.(a)	23,026	1,014,871
Exicure, Inc.(a)	35	246
Fate Therapeutics, Inc.(a)	60,121	67,336
Galera Therapeutics, Inc.(a)	7	—
Genmab A/S(a)	2,878	597,670
Geron Corp.(a)	74,437	104,956
Gilead Sciences, Inc.	31,749	3,520,012
GRAIL, Inc.(a)(b)	237	12,187
Halozyme Therapeutics, Inc.(a)	10,437	542,933
Heron Therapeutics, Inc.(a)	22,992	47,593
Hugel, Inc.(a)	1,722	493,332
Ideaya Biosciences, Inc.(a)	67,088	1,410,190
Incyte Corp.(a)(b)	18,735	1,275,853
Innovent Biologics, Inc.(a)(c)	75,000	751,851
Insmed, Inc.(a)	9,330	938,971
Intellia Therapeutics, Inc.(a)(b)	54,028	506,783
Ionis Pharmaceuticals, Inc.(a)	36,752	1,452,071
Iovance Biotherapeutics, Inc.(a)	106,162	182,599
Ironwood Pharmaceuticals, Inc., Class A(a)	35,822	25,692
iTeos Therapeutics, Inc.(a)	65,675	654,780
Janux Therapeutics, Inc.(a)	7,418	171,356
Security	Shares	Value
Biotechnology (continued)
Karyopharm Therapeutics, Inc.(a)(b)	1,476	$ 6,362
Kiniksa Pharmaceuticals International PLC(a)(b)	13,453	372,244
Kodiak Sciences, Inc.(a)	12,727	47,472
Krystal Biotech, Inc.(a)	4,605	633,003
Kura Oncology, Inc.(a)	90,895	524,464
Kymera Therapeutics, Inc.(a)	17,162	748,950
Madrigal Pharmaceuticals, Inc.(a)(b)	5,054	1,529,543
MannKind Corp.(a)	99,097	370,623
MiMedx Group, Inc.(a)	70,851	432,900
Mineralys Therapeutics, Inc.(a)	5,847	79,110
Mirum Pharmaceuticals, Inc.(a)	20,437	1,040,039
Moderna, Inc.(a)	38,358	1,058,297
Myriad Genetics, Inc.(a)	23,108	122,703
Natera, Inc.(a)	16,968	2,866,574
Nektar Therapeutics(a)(b)	2,243	57,959
Neurocrine Biosciences, Inc.(a)	4,362	548,260
NextCure, Inc.(a)	8,270	3,804
Nurix Therapeutics, Inc.(a)(b)	23,956	272,859
Nuvalent, Inc., Class A(a)	3,354	255,910
Nymox Pharmaceutical Corp.(a)	5,685	670
ORIC Pharmaceuticals, Inc.(a)	25,261	256,399
Passage Bio, Inc.(a)	10,080	4,035
PMV Pharmaceuticals, Inc.(a)	16,133	17,101
Poseida Therapeutics, Inc.(a)(d)	15,396	21,708
Praxis Precision Medicines, Inc.(a)	6,208	261,046
Precigen, Inc.(a)(b)	4,797	6,812
Precision BioSciences, Inc.(a)(b)	387	1,625
Protagonist Therapeutics, Inc.(a)	3,810	210,579
Prothena Corp. PLC(a)	19,110	115,998
PTC Therapeutics, Inc.(a)	22,650	1,106,226
Puma Biotechnology, Inc.(a)	9,507	32,609
Quince Therapeutics, Inc.(a)	608	1,003
Recursion Pharmaceuticals, Inc., Class A(a)(b)	108,872	550,892
Regeneron Pharmaceuticals, Inc.	6,830	3,585,750
REGENXBIO, Inc.(a)	50,482	414,457
Relay Therapeutics, Inc.(a)	87,264	301,933
Replimune Group, Inc.(a)	16,761	155,710
Revolution Medicines, Inc.(a)	27,688	1,018,641
Rhythm Pharmaceuticals, Inc.(a)	9,437	596,324
Rigel Pharmaceuticals, Inc.(a)	2,191	41,037
Sage Therapeutics, Inc.(a)	16,025	146,148
Sana Biotechnology, Inc.(a)(b)	51,424	140,388
Sarepta Therapeutics, Inc.(a)	34,205	584,905
Scholar Rock Holding Corp.(a)	21,323	755,261
Seegene, Inc.	16,120	395,207
Shattuck Labs, Inc.(a)(b)	2,634	2,086
Soleno Therapeutics, Inc.(a)	2,943	246,565
Solid Biosciences, Inc.(a)	22,812	111,094
SpringWorks Therapeutics, Inc.(a)	15,273	717,678
SQZ Biotechnologies Co.(a)	1,471	41
Syndax Pharmaceuticals, Inc.(a)	88,394	827,810
Syros Pharmaceuticals, Inc.(a)	870	19
TG Therapeutics, Inc.(a)	49,830	1,793,382
Tourmaline Bio, Inc.(a)	7,863	125,729
Travere Therapeutics, Inc.(a)	34,346	508,321
TuHURA Biosciences, Inc.(a)	64	143
Twist Bioscience Corp.(a)	35,252	1,296,921
Ultragenyx Pharmaceutical, Inc.(a)	33,088	1,203,080
United Therapeutics Corp.(a)	3,997	1,148,538
UNITY Biotechnology, Inc.(a)	517	196
UroGen Pharma Ltd.(a)	17,584	240,901
Vanda Pharmaceuticals, Inc.(a)	98,008	462,598
Vaxcyte, Inc.(a)	29,583	961,743
Master Portfolio Schedule of Investments
13

Schedule of Investments (unaudited)(continued)
June 30, 2025
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Vera Therapeutics, Inc., Class A(a)	8,858	$ 208,694
Veracyte, Inc.(a)	39,231	1,060,414
Vericel Corp.(a)	9,358	398,183
Vertex Pharmaceuticals, Inc.(a)	441	196,333
Verve Therapeutics, Inc.(a)	43,698	490,729
Viking Therapeutics, Inc.(a)(b)	11,702	310,103
Vincerx Pharma, Inc.(a)	83	4
Vir Biotechnology, Inc.(a)(b)	38,782	195,461
Voyager Therapeutics, Inc.(a)	61,861	192,388
Xencor, Inc.(a)(b)	27,705	217,761
Zentalis Pharmaceuticals, Inc.(a)	7,312	8,482
Zymeworks, Inc.(a)(b)	13,939	174,934
		88,924,433
Broadline Retail — 2.7%
Alibaba Group Holding Ltd.	1,224,260	17,330,551
Allegro.eu SA(a)(c)	29,285	281,945
Amazon.com, Inc.(a)	182,800	40,104,492
Coupang, Inc., Class A(a)	15,848	474,806
Global-e Online Ltd.(a)	2,757	92,470
JD.com, Inc., Class A	275,386	4,497,686
Kohl’s Corp.(b)	32,433	275,032
Macy’s, Inc.(b)	16,647	194,104
MercadoLibre, Inc.(a)	201	525,340
Naspers Ltd., N Shares	7,917	2,470,210
Next PLC	769	131,340
PDD Holdings, Inc., ADR(a)	37,071	3,879,851
Poya International Co. Ltd.	16,000	275,026
Prosus NV	46,678	2,618,939
Rakuten Group, Inc.(a)	78,400	431,998
Vipshop Holdings Ltd., ADR	30,238	455,082
Vishal Mega Mart Ltd.(a)	163,505	255,345
Wesfarmers Ltd.	18,964	1,058,330
		75,352,547
Building Products — 0.3%
Allegion PLC(b)	1,264	182,168
American Woodmark Corp.(a)	6,255	333,829
Apogee Enterprises, Inc.(b)	7,166	290,940
Armstrong World Industries, Inc.	3,916	636,115
AZEK Co., Inc., Class A(a)	1,573	85,492
Cie de Saint-Gobain SA	422	49,574
Gibraltar Industries, Inc.(a)	16,077	948,543
Griffon Corp.(b)	17,707	1,281,456
Hayward Holdings, Inc.(a)	231	3,188
Insteel Industries, Inc.	4,176	155,389
JELD-WEN Holding, Inc.(a)	33,084	129,689
Johnson Controls International PLC	3,111	328,584
Kingspan Group PLC	276	23,518
Masterbrand, Inc.(a)	11,602	126,810
Owens Corning	3,676	505,523
Quanex Building Products Corp.(b)	14,313	270,516
Resideo Technologies, Inc.(a)	79,214	1,747,461
Trane Technologies PLC	323	141,283
Zurn Elkay Water Solutions Corp.(b)	32,419	1,185,563
		8,425,641
Capital Markets — 3.4%
3i Group PLC	23,405	1,324,540
Acadian Asset Management, Inc.	37,652	1,326,856
Ameriprise Financial, Inc.	4,750	2,535,217
Amundi SA(c)	2,681	217,311
Ares Management Corp., Class A(b)	1,709	295,999
Security	Shares	Value
Capital Markets (continued)
B3 SA - Brasil Bolsa Balcao	199,066	$ 534,204
BGC Group, Inc., Class A	61,065	624,695
Blackstone, Inc., Class A(b)	26,607	3,979,875
Blue Owl Capital, Inc., Class A(b)	15,327	294,432
Carlyle Group, Inc.(b)	808	41,531
Charles Schwab Corp.	88,774	8,099,740
China International Capital Corp. Ltd., Class A	67,300	332,553
China International Capital Corp. Ltd., Class H(c)	72,000	163,244
CITIC Securities Co. Ltd., Class H	230,000	697,634
CME Group, Inc., Class A	12,090	3,332,246
Cohen & Steers, Inc.(b)	4,176	314,662
CSC Financial Co. Ltd., Class H(c)	111,500	149,801
Daiwa Securities Group, Inc.	34,200	242,889
Deutsche Bank AG, Class N, Registered Shares	80,639	2,390,578
Deutsche Boerse AG, Class N	1,132	369,813
Etoro Group Ltd., Class A(a)(b)	13,795	918,609
Euronext NV(c)	2,403	411,735
Evercore, Inc., Class A(b)	8,636	2,331,893
Franklin Resources, Inc.(b)	19,002	453,198
Futu Holdings Ltd., ADR	2,439	301,436
GCM Grosvenor, Inc., Class A(b)	26,524	306,617
Goldman Sachs Group, Inc.	3,576	2,530,914
Guosen Securities Co. Ltd., Class A	321,000	516,788
Hamilton Lane, Inc., Class A	7,083	1,006,636
Hong Kong Exchanges & Clearing Ltd.	3,600	193,632
Houlihan Lokey, Inc., Class A	16,574	2,982,491
Huatai Securities Co. Ltd., Class A	1,366,100	3,401,849
Indian Energy Exchange Ltd.(c)	30,488	68,693
Industrial Securities Co. Ltd., Class A	879,800	761,352
Interactive Brokers Group, Inc., Class A	8,656	479,629
Intercontinental Exchange, Inc.	20,888	3,832,321
Invesco Ltd.	81,477	1,284,892
Janus Henderson Group PLC	43,690	1,696,920
Jefferies Financial Group, Inc.	11,167	610,723
KKR & Co., Inc., Class A	10,932	1,454,284
London Stock Exchange Group PLC	2,889	422,508
Macquarie Group Ltd.	10,453	1,572,190
Marex Group PLC(b)	14,016	553,212
MarketAxess Holdings, Inc.	1,350	301,509
Moelis & Co., Class A(b)	2,963	184,654
Moody’s Corp.	13,786	6,914,920
Morgan Stanley	75,708	10,664,229
MSCI, Inc., Class A	2,749	1,585,458
Nasdaq, Inc.(b)	16,610	1,485,266
Nomura Holdings, Inc.	193,500	1,275,107
Oppenheimer Holdings, Inc., Class A	1,823	119,899
Patria Investments Ltd., Class A(b)	22,530	316,772
Perella Weinberg Partners, Class A(b)	19,319	375,175
Piper Sandler Cos.(b)	5,889	1,636,789
PJT Partners, Inc., Class A	14,439	2,382,579
S&P Global, Inc.	9,413	4,963,381
Samsung Securities Co. Ltd.	40,580	2,207,073
SBI Holdings, Inc.	10,600	369,358
Schroders PLC	9,566	47,573
SDIC Capital Co. Ltd., Class A	1,031,500	1,084,289
Silvercrest Asset Management Group, Inc., Class A	17,771	281,848
Sinolink Securities Co. Ltd., Class A	755,000	925,493
St. James’s Place PLC	3,747	61,057
StepStone Group, Inc., Class A(b)	10,312	572,316
UBS Group AG, Registered Shares	55,644	1,889,211
Victory Capital Holdings, Inc., Class A(b)	12,417	790,590
14
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Capital Markets (continued)
Virtu Financial, Inc., Class A	20,385	$ 913,044
Virtus Investment Partners, Inc.	2,876	521,706
XP, Inc., Class A	18,191	367,458
		97,597,096
Chemicals — 0.6%
AdvanSix, Inc.	15,086	358,292
Air Liquide SA	1,586	327,035
Albemarle Corp.(b)	1,514	94,882
Alto Ingredients, Inc.(a)	10,259	11,798
Arkema SA	605	44,675
Aspen Aerogels, Inc.(a)	7,684	45,489
Atul Ltd.	6,935	604,595
Avient Corp.	14,785	477,703
Balchem Corp.	10,462	1,665,550
Berger Paints India Ltd.	45,562	314,848
Cabot Corp.	2,733	204,975
Celanese Corp.(b)	6,552	362,522
Coromandel International Ltd.	30,522	892,132
Croda International PLC	1,292	51,871
Dongsung Finetec Co. Ltd.	18,373	355,771
DuPont de Nemours, Inc.	18,526	1,270,698
Ecolab, Inc.	223	60,085
Givaudan SA, Class N, Registered Shares	100	484,953
Hawkins, Inc.(b)	2,510	356,671
Huntsman Corp.	100,964	1,052,045
Ingevity Corp.(a)	2,450	105,571
Innospec, Inc.	2,827	237,722
Johnson Matthey PLC	871	20,768
Koppers Holdings, Inc.	8,957	287,968
LG Chem Ltd.	1,580	246,765
Mativ Holdings, Inc.	18,879	128,755
Minerals Technologies, Inc.	9,511	523,771
Mosaic Co.	12,422	453,155
Navin Fluorine International Ltd.	3,597	202,243
NewMarket Corp.	20	13,817
Olin Corp.	20,917	420,223
Orion SA	8,799	92,302
Paradeep Phosphates Ltd.(c)	211,399	394,590
Perimeter Solutions, Inc.(a)	24,417	339,885
PhosAgro PJSC, GDR(a)(d)	62	1
Quaker Chemical Corp.(b)	2,231	249,738
Rayonier Advanced Materials, Inc.(a)	11,064	42,596
Sasol Ltd.(a)	54,071	240,768
Scotts Miracle-Gro Co.	6,067	400,179
Solar Industries India Ltd.	3,317	680,758
SRF Ltd.	13,217	499,816
Stepan Co.	8,555	466,932
Tronox Holdings PLC	172,267	873,394
UPL Ltd.	18,717	144,378
Zhejiang NHU Co. Ltd., Class A	537,900	1,598,679
		17,701,364
Commercial Services & Supplies — 0.9%
ABM Industries, Inc.	11,080	523,087
ACV Auctions, Inc., Class A(a)(b)	40,733	660,689
Brambles Ltd.	29,671	458,233
BrightView Holdings, Inc.(a)	15,987	266,184
Casella Waste Systems, Inc., Class A(a)	9,829	1,134,070
Cimpress PLC(a)	5,453	256,291
Cintas Corp.	18,457	4,113,512
Clean Harbors, Inc.(a)	631	145,875
CoreCivic, Inc.(a)	45,987	968,946
Deluxe Corp.	11,127	177,031
Security	Shares	Value
Commercial Services & Supplies (continued)
GEO Group, Inc.(a)	46,178	$ 1,105,963
GFL Environmental, Inc.	5,286	266,833
Healthcare Services Group, Inc.(a)	57,955	871,064
Interface, Inc., Class A(b)	11,510	240,904
L&K Engineering Co. Ltd.	41,000	430,194
Liquidity Services, Inc.(a)	10,177	240,075
MillerKnoll, Inc.(b)	24,588	477,499
Montrose Environmental Group, Inc.(a)	9,356	204,803
MSA Safety, Inc.(b)	124	20,774
RB Global, Inc.	1,428	151,639
Republic Services, Inc.	2,659	655,736
Rollins, Inc.	5,694	321,255
Secom Co. Ltd.	3,400	122,145
Securitas AB, Class B	6,379	95,508
Steelcase, Inc., Class A(b)	42,357	441,783
Tetra Tech, Inc.(b)	3,209	115,396
UniFirst Corp.(b)	4,511	849,060
Waste Connections, Inc.	24,931	4,655,116
Waste Management, Inc.	19,596	4,483,957
		24,453,622
Communications Equipment — 0.9%
Accton Technology Corp.	74,000	1,849,538
ADTRAN Holdings, Inc.(a)	44,786	401,731
Applied Optoelectronics, Inc.(a)(b)	15,525	398,837
Arcadyan Technology Corp.	274,000	1,881,500
Arista Networks, Inc.(a)	27,064	2,768,918
Calix, Inc.(a)	42,536	2,262,490
Ciena Corp.(a)	14,513	1,180,342
Cisco Systems, Inc.	89,869	6,235,111
CommScope Holding Co., Inc.(a)	76,714	635,192
Extreme Networks, Inc.(a)	28,643	514,142
Harmonic, Inc.(a)	6,131	58,061
Juniper Networks, Inc.	4,598	183,598
Motorola Solutions, Inc.	6,644	2,793,536
NETGEAR, Inc.(a)	13,299	386,602
NetScout Systems, Inc.(a)	8,873	220,139
Sercomm Corp.	170,000	553,042
Telefonaktiebolaget LM Ericsson, B Shares	14,508	123,976
Viasat, Inc.(a)(b)	31,907	465,842
Viavi Solutions, Inc.(a)	33,933	341,705
WNC Corp. /Taiwan	431,000	1,792,988
		25,047,290
Construction & Engineering — 1.1%
AECOM(b)	1,564	176,513
Argan, Inc.	4,565	1,006,491
Bouygues SA	1,014	45,858
China State Construction Engineering Corp. Ltd., Class A	155,800	125,641
Comfort Systems USA, Inc.	6,109	3,275,707
Construction Partners, Inc., Class A(a)	1,471	156,338
DL E&C Co. Ltd.	10,204	390,396
Dycom Industries, Inc.(a)	11,511	2,813,173
Eiffage SA	2,211	310,675
Ferrovial SE	793	42,301
Fluor Corp.(a)	50,491	2,588,674
Granite Construction, Inc.(b)	1,432	133,906
GS Engineering & Construction Corp.	26,062	399,808
Hyundai Engineering & Construction Co. Ltd.	10,848	629,874
IES Holdings, Inc.(a)	1,087	322,002
KEC International Ltd.	7,005	75,042
Larsen & Toubro Ltd.	58,470	2,502,585
MasTec, Inc.(a)(b)	24,801	4,226,834
Master Portfolio Schedule of Investments
15

Schedule of Investments (unaudited)(continued)
June 30, 2025
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Construction & Engineering (continued)
Matrix Service Co.(a)	8,857	$ 119,658
MYR Group, Inc.(a)	3,201	580,821
NCC Ltd./India	120,678	324,415
Obayashi Corp.	16,600	251,520
Primoris Services Corp.	34,751	2,708,493
Samsung E&A Co. Ltd.	159,119	2,597,805
Shimizu Corp.	17,600	196,588
Sinopec Engineering Group Co. Ltd., Class H	127,000	96,866
Sterling Infrastructure, Inc.(a)	5,090	1,174,416
Sunway Construction Group BHD	260,300	371,223
Tutor Perini Corp.(a)	24,936	1,166,506
United Integrated Services Co. Ltd.	48,000	1,024,353
Vinci SA	6,125	903,256
Worley Ltd.	23,510	202,445
		30,940,183
Construction Materials — 0.2%
Anhui Conch Cement Co. Ltd., Class A	283,700	851,282
Asia Cement Corp.	345,000	503,637
Dalmia Bharat Ltd.	19,392	499,329
GCC SAB de C.V.	57,779	552,556
JK Cement Ltd.	9,351	670,782
Shree Cement Ltd.	695	251,524
U.S. Lime & Minerals, Inc.	6,387	637,423
UltraTech Cement Ltd.	10,272	1,448,867
		5,415,400
Consumer Finance — 0.7%
Ally Financial, Inc.	7,171	279,311
American Express Co.(b)	13,535	4,317,394
Capital One Financial Corp.	2,601	553,389
Cholamandalam Investment and Finance Co. Ltd.	6,911	131,301
Dave, Inc., Class A(a)	896	240,495
Encore Capital Group, Inc.(a)	20,348	787,671
Enova International, Inc.(a)	26,372	2,941,005
EZCORP, Inc., Class A(a)	54,848	761,290
FirstCash Holdings, Inc.	12,411	1,677,223
Gentera SAB de C.V.	527,276	1,126,515
LendingClub Corp.(a)	39,857	479,480
LendingTree, Inc.(a)	6,757	250,482
Muthoot Finance Ltd.	969	29,673
OneMain Holdings, Inc.(b)	26,996	1,538,772
Oportun Financial Corp.(a)(b)	7,285	52,161
PRA Group, Inc.(a)	37,140	547,815
Regional Management Corp.	17,349	506,764
Shriram Finance Ltd.	17,517	144,447
Synchrony Financial(b)	8,986	599,726
Upstart Holdings, Inc.(a)	24,727	1,599,342
World Acceptance Corp.(a)	919	151,745
		18,716,001
Consumer Staples Distribution & Retail — 2.0%
Andersons, Inc.	8,178	300,541
Avenue Supermarts Ltd.(a)(c)	1,934	98,649
BJ’s Wholesale Club Holdings, Inc.(a)	2,724	293,729
Carrefour SA	3,681	51,925
Chefs’ Warehouse, Inc.(a)	2,669	170,309
Costco Wholesale Corp.	13,948	13,807,683
CP ALL PCL, NVDR	2,764,300	3,744,135
CP AXTRA PCL, NVDR	149,300	82,351
Dino Polska SA(a)(c)	5,198	759,597
Dollar General Corp.	6,383	730,088
E-MART, Inc.	7,606	480,862
Security	Shares	Value
Consumer Staples Distribution & Retail (continued)
Grocery Outlet Holding Corp.(a)(b)	638	$ 7,924
J Sainsbury PLC	90,888	361,721
JD Health International, Inc.(a)(c)	17,600	96,938
Kesko OYJ	8,018	197,757
Koninklijke Ahold Delhaize NV	2,684	112,101
Kroger Co.	23,156	1,660,980
Marks & Spencer Group PLC	28,784	140,092
Migros Ticaret A/S, Class A	57,748	717,835
Ocado Group PLC(a)	2,725	8,499
Seven & i Holdings Co. Ltd.	19,800	318,687
Shoprite Holdings Ltd.	2,898	45,335
SpartanNash Co.	11,659	308,847
Sprouts Farmers Market, Inc.(a)	40,007	6,586,752
Sysco Corp.	20,163	1,527,146
Target Corp.	14,447	1,425,197
Tesco PLC	164,449	906,693
U.S. Foods Holding Corp.(a)	14,697	1,131,816
United Natural Foods, Inc.(a)	34,854	812,447
Walgreens Boots Alliance, Inc.	6,889	79,086
Wal-Mart de Mexico SAB de C.V.	199,058	659,301
Walmart, Inc.	199,207	19,478,460
		57,103,483
Containers & Packaging — 0.1%
Crown Holdings, Inc.	10,889	1,121,349
Myers Industries, Inc.(b)	16,715	242,200
O-I Glass, Inc.(a)	19,349	285,204
Packaging Corp. of America	10,041	1,892,227
		3,540,980
Distributors — 0.0%
GigaCloud Technology, Inc., Class A(a)(b)	7,959	157,429
Diversified Consumer Services — 0.4%
ADT, Inc.	444	3,761
Adtalem Global Education, Inc.(a)	7,708	980,689
American Public Education, Inc.(a)(b)	4,631	141,060
Anima Holding SA	115,405	90,062
Bright Horizons Family Solutions, Inc.(a)	13,089	1,617,669
Cogna Educacao SA	313,046	161,907
Coursera, Inc.(a)	49,062	429,783
Duolingo, Inc., Class A(a)	171	70,113
Frontdoor, Inc.(a)	22,523	1,327,506
Grand Canyon Education, Inc.(a)	942	178,038
H&R Block, Inc.	4,746	260,508
Laureate Education, Inc., Class A(a)	88,115	2,060,129
Lincoln Educational Services Corp.(a)(b)	4,709	108,542
New Oriental Education & Technology Group, Inc.	76,900	415,279
OneSpaWorld Holdings Ltd.(b)	33,502	683,106
Perdoceo Education Corp.(b)	9,927	324,514
Strategic Education, Inc.(b)	7,936	675,592
Stride, Inc.(a)	15,416	2,238,249
Udemy, Inc.(a)	19,660	138,210
Universal Technical Institute, Inc.(a)	9,681	328,089
YDUQS Participacoes SA	159,831	485,103
		12,717,909
Diversified REITs — 0.2%
Alexander & Baldwin, Inc.(b)	99,046	1,765,990
Alpine Income Property Trust, Inc.	17,367	255,469
American Assets Trust, Inc.(b)	28,480	562,480
Armada Hoffler Properties, Inc.(b)	20,891	143,521
British Land Co. PLC	6,441	33,430
Essential Properties Realty Trust, Inc.(b)	40,421	1,289,834
16
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Diversified REITs (continued)
Gladstone Commercial Corp.(b)	24,331	$ 348,663
Land Securities Group PLC	3,870	33,614
Mirvac Group	122,110	177,177
		4,610,178
Diversified Telecommunication Services — 0.8%
AST SpaceMobile, Inc., Class A(a)(b)	6,969	325,661
AT&T, Inc.	178,728	5,172,388
ATN International, Inc.	8,014	130,227
Bandwidth, Inc., Class A(a)	22,230	353,457
China Tower Corp. Ltd., Class H(c)	167,000	239,425
Chunghwa Telecom Co. Ltd.	158,000	730,835
Cogent Communications Holdings, Inc.(b)	8,227	396,624
Deutsche Telekom AG, Class N, Registered Shares	26,786	980,464
Frontier Communications Parent, Inc.(a)	13,946	507,634
Hellenic Telecommunications Organization SA, Class R	41,740	793,566
IDT Corp., Class B	10,524	719,000
Indus Towers Ltd.(a)	37,382	183,349
Iridium Communications, Inc.	14,608	440,723
Koninklijke KPN NV	42,898	209,265
KT Corp.	3	123
KT Corp., ADR	77,547	1,611,427
Liberty Latin America Ltd., Class A(a)	11,559	70,510
Lumen Technologies, Inc.(a)	243,078	1,064,682
Nippon Telegraph & Telephone Corp.	960,900	1,027,308
Ooredoo QPSC	86,072	302,178
Orange SA	17,280	263,143
Saudi Telecom Co.	105,486	1,196,577
Singapore Telecommunications Ltd.	444,100	1,338,867
Sunrise Communications AG, Class A, Class A,ADR	13,115	741,653
Telefonica Brasil SA	59,440	337,947
Telstra Group Ltd.	48,415	154,377
Turk Telekomunikasyon A/S, Class A(a)(b)	238,167	352,007
Verizon Communications, Inc.	97,856	4,234,229
		23,877,646
Electric Utilities — 1.1%
Acciona SA	175	31,564
Chubu Electric Power Co., Inc.	20,400	252,438
CPFL Energia SA	70,242	528,260
Duke Energy Corp.	39,143	4,618,874
Edison International	50,787	2,620,609
EDP SA	86,306	374,937
Enel SpA	27,892	264,715
Entergy Corp.	89,606	7,448,051
Genie Energy Ltd., Class B	25,503	685,521
Iberdrola SA	46,380	892,260
Kansai Electric Power Co., Inc.	29,700	352,237
Korea Electric Power Corp.	16,177	467,470
Manila Electric Co.	36,680	350,651
NextEra Energy, Inc.	14,507	1,007,076
NRG Energy, Inc.	1,313	210,841
Oklo, Inc., Class A(a)	22,923	1,283,459
PG&E Corp.	131,823	1,837,613
Portland General Electric Co.	23,667	961,590
Power Grid Corp. of India Ltd.	247,833	866,213
Saudi Electricity Co.	291,389	1,141,442
SSE PLC	6,051	152,365
Tauron Polska Energia SA(a)	144,413	337,229
Tenaga Nasional Bhd	484,800	1,656,773
Terna - Rete Elettrica Nazionale	4,347	44,691
Security	Shares	Value
Electric Utilities (continued)
TXNM Energy, Inc.	19,485	$ 1,097,395
Xcel Energy, Inc.(b)	14,422	982,138
		30,466,412
Electrical Equipment — 0.8%
ABB Ltd., Class N, Registered Shares	48,506	2,906,907
Allient, Inc.	6,875	249,631
American Superconductor Corp.(a)	14,933	547,892
AMETEK, Inc.	10,686	1,933,739
Atkore, Inc.	11,359	801,377
Bizlink Holding, Inc.	29,000	843,743
Bloom Energy Corp., Class A(a)(b)	70,951	1,697,148
Contemporary Amperex Technology Co. Ltd., Class A	16,500	582,253
Eaton Corp. PLC(b)	1,552	554,049
Elecon Engineering Co. Ltd.	24,349	185,963
Enovix Corp.(a)	26,445	273,441
GE Vernova T&D India Ltd.	19,667	542,088
GE Vernova, Inc.	982	519,625
Generac Holdings, Inc.(a)	1,225	175,432
Havells India Ltd.	33,007	596,935
Hitachi Energy India Ltd.	1,971	459,901
Legrand SA	696	93,284
NEXTracker, Inc., Class A(a)	56,202	3,055,703
NuScale Power Corp., Class A(a)(b)	30,803	1,218,567
Powell Industries, Inc.(b)	1,477	310,835
Riyadh Cables Group Co.	9,992	376,766
Rockwell Automation, Inc.	223	74,074
Schneider Electric SE	2,415	648,391
Sensata Technologies Holding PLC	8,421	253,556
Shoals Technologies Group, Inc., Class A(a)(b)	25,695	109,204
Siemens Energy AG(a)	12,573	1,469,544
Sunrun, Inc.(a)	59,456	486,350
Suzlon Energy Ltd.(a)	161,783	127,819
Vicor Corp.(a)	7,559	342,876
		21,437,093
Electronic Equipment, Instruments & Components — 1.5%
Advanced Energy Industries, Inc.	3,474	460,305
Amphenol Corp., Class A	22,972	2,268,485
Arlo Technologies, Inc.(a)	31,204	529,220
Badger Meter, Inc.(b)	10,845	2,656,483
Belden, Inc.	2,384	276,067
Benchmark Electronics, Inc.	24,958	969,119
BOE Technology Group Co. Ltd., Class A	291,100	162,331
Chroma ATE, Inc.	127,000	1,922,889
Cognex Corp.	8,739	277,201
Coherent Corp.(a)	3,087	275,391
Corning, Inc.	19,093	1,004,101
Crane NXT Co.(b)	160	8,624
CTS Corp.	2,517	107,249
Delta Electronics, Inc.	112,000	1,584,906
ePlus, Inc.(a)	1,895	136,630
Fabrinet(a)(b)	10,425	3,072,039
FARO Technologies, Inc.(a)	5,196	228,208
Flex Ltd.(a)	67,550	3,372,096
Halma PLC	13,166	578,700
Hon Hai Precision Industry Co. Ltd.	539,000	2,973,844
Insight Enterprises, Inc.(a)	9,924	1,370,356
Itron, Inc.(a)	3,825	503,485
Keyence Corp.	2,800	1,119,518
Keysight Technologies, Inc.(a)	4,025	659,536
Kimball Electronics, Inc.(a)	21,669	416,695
Master Portfolio Schedule of Investments
17

Schedule of Investments (unaudited)(continued)
June 30, 2025
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Kyocera Corp.	13,200	$ 158,537
Methode Electronics, Inc.	37,685	358,384
Mirion Technologies, Inc., Class A(a)	36,908	794,629
Murata Manufacturing Co. Ltd.	31,200	461,157
nLight, Inc.(a)	31,371	617,381
Novanta, Inc.(a)	1,246	160,647
OSI Systems, Inc.(a)	3,470	780,264
Ouster, Inc.(a)	19,836	481,023
PC Connection, Inc.	12,927	850,338
Plexus Corp.(a)	10,059	1,361,083
Posiflex Technology, Inc.	21,000	208,027
Primax Electronics Ltd.	625,000	1,560,569
Rogers Corp.(a)	9,852	674,665
Sanmina Corp.(a)	15,743	1,540,138
ScanSource, Inc.(a)	13,922	582,079
Simplo Technology Co. Ltd.	63,000	830,651
Teledyne Technologies, Inc.(a)	1,381	707,500
Tong Hsing Electronic Industries Ltd.	21,000	77,009
Tripod Technology Corp.	100,000	848,371
TTM Technologies, Inc.(a)	51,032	2,083,126
Vishay Precision Group, Inc.(a)	2,668	74,971
		42,144,027
Energy Equipment & Services — 0.5%
ADNOC Drilling Co. PJSC	61,692	95,748
Archrock, Inc.	55,098	1,368,083
Aris Water Solutions, Inc., Class A	8,965	212,022
Borr Drilling Ltd.(b)	131,525	240,691
Bristow Group, Inc.(a)	5,817	191,787
ChampionX Corp.	51,005	1,266,964
China Oilfield Services Ltd., Class H	112,000	92,011
Expro Group Holdings NV(a)	22,716	195,131
Halliburton Co.	10,608	216,191
Helix Energy Solutions Group, Inc.(a)	59,615	371,998
Kodiak Gas Services, Inc.(b)	23,930	820,081
Liberty Energy, Inc., Class A(b)	42,129	483,641
Noble Corp. PLC	49,986	1,327,128
NOV, Inc.(b)	37,455	465,566
Oceaneering International, Inc.(a)	48,582	1,006,619
Oil States International, Inc.(a)	112,640	603,750
Patterson-UTI Energy, Inc.(b)	115,359	684,079
ProPetro Holding Corp.(a)	77,561	463,039
RPC, Inc.(b)	60,830	287,726
Seadrill Ltd.(a)	22,476	589,995
Smart Sand, Inc.	600	1,206
Solaris Energy Infrastructure, Inc., Class A(b)	3,964	112,142
TechnipFMC PLC	13,869	477,648
Tidewater, Inc.(a)(b)	20,923	965,178
Transocean Ltd.(a)	573,722	1,485,940
		14,024,364
Entertainment — 1.0%
AMC Entertainment Holdings, Inc., Class A(a)	32,161	99,699
Cinemark Holdings, Inc.(b)	16,419	495,525
CJ ENM Co. Ltd.(a)	6,061	336,284
Eros Media World PLC, Class A(a)	1,711	—
Eventbrite, Inc., Class A(a)	18,834	49,533
Gaia, Inc., Class A(a)	4,777	20,971
International Games System Co. Ltd.	12,000	352,269
Liberty Media Corp.-Liberty Formula One, Class A(a)	71	6,742
Liberty Media Corp.-Liberty Live, Class A(a)	3	238
Liberty Media Corp.-Liberty Live, Class C(a)	202	16,394
Lionsgate Studios Corp.(a)	89,112	517,741
Security	Shares	Value
Entertainment (continued)
Marcus Corp.	28,166	$ 474,879
NetEase, Inc.	180,555	4,865,842
Netflix, Inc.(a)	5,059	6,774,659
Netmarble Corp.(c)	4,783	219,436
Nintendo Co. Ltd.	6,400	614,591
Playtika Holding Corp.	20,544	97,173
PVR Inox Ltd.(a)	32,604	368,862
ROBLOX Corp., Class A(a)	18,323	1,927,580
Roku, Inc., Class A(a)	13,425	1,179,923
Sea Ltd., Class A, ADR(a)	16,404	2,623,656
Sphere Entertainment Co., Class A(a)	2,547	106,465
Spotify Technology SA(a)	3,252	2,495,390
Starz Entertainment Corp.(a)(b)	2,144	34,454
Take-Two Interactive Software, Inc.(a)	3,557	863,817
Walt Disney Co.	30,202	3,745,350
		28,287,473
Financial Services — 2.0%
Adyen NV(a)(c)	227	416,894
Affirm Holdings, Inc., Class A(a)	2,728	188,614
Alerus Financial Corp.	15,155	327,954
Bajaj Finance Ltd.	146,360	1,598,449
Bajaj Finserv Ltd.	12,330	295,596
Banco Latinoamericano de Comercio Exterior SA	15,441	622,272
Berkshire Hathaway, Inc., Class B(a)	23,504	11,417,538
Block, Inc., Class A(a)	7,719	524,352
Essent Group Ltd.	45,487	2,762,426
Eurazeo SE	970	69,348
EVERTEC, Inc.	31,443	1,133,520
Fidelity National Information Services, Inc.	11,939	971,954
FirstRand Ltd.	676,147	2,890,420
Fiserv, Inc.(a)	16,483	2,841,834
Flywire Corp.(a)	16,415	192,055
Global Payments, Inc.	11,296	904,132
Groupe Bruxelles Lambert NV	7,561	645,413
HA Sustainable Infrastructure Capital, Inc.(b)	18,006	483,641
International Money Express, Inc.(a)	16,903	170,551
Investor AB, B Shares	4,132	122,445
LIC Housing Finance Ltd.	57,338	414,129
M&G PLC	13,903	49,143
Mastercard, Inc., Class A	12,973	7,290,048
Mr. Cooper Group, Inc.(a)	4,557	679,950
NewtekOne, Inc.(b)	5,257	59,299
NMI Holdings, Inc., Class A(a)	58,545	2,470,014
One 97 Communications Ltd.(a)	25,130	270,651
ORIX Corp.	67,100	1,514,223
Pagseguro Digital Ltd., Class A	76,791	740,265
PayPal Holdings, Inc.(a)	3,816	283,605
Power Finance Corp. Ltd.	13,359	66,650
Radian Group, Inc.	7,733	278,543
REC Ltd.	8,167	38,373
Remitly Global, Inc.(a)	153,371	2,878,774
Repay Holdings Corp., Class A(a)	12,820	61,792
Sezzle, Inc.(a)(b)	1,524	273,177
Sofina SA	1,313	434,273
StoneCo Ltd., Class A(a)	111,904	1,794,940
Toast, Inc., Class A(a)	8,972	397,370
UWM Holdings Corp., Class A(b)	294	1,217
Velocity Financial, Inc.(a)	33,925	628,969
Visa, Inc., Class A	17,633	6,260,597
Voya Financial, Inc.	5,338	378,998
18
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Financial Services (continued)
Walker & Dunlop, Inc.	2,392	$ 168,588
Waterstone Financial, Inc.	24,999	345,236
		56,358,232
Food Products — 0.4%
AVI Ltd.	112,508	598,200
Britannia Industries Ltd.	5,797	395,512
Cal-Maine Foods, Inc.	15,697	1,563,892
Charoen Pokphand Foods PCL, NVDR	259,500	183,771
China Mengniu Dairy Co. Ltd.	310,000	638,978
Chocoladefabriken Lindt & Spruengli AG	11	185,390
Chocoladefabriken Lindt & Spruengli AG, Class N, Registered Shares	1	166,726
Danone SA	5,452	446,101
Fresh Del Monte Produce, Inc.(b)	15,117	490,093
Hain Celestial Group, Inc.(a)	23,029	35,004
Hershey Co.(b)	1,360	225,692
John B Sanfilippo & Son, Inc.	7,006	443,059
Kellanova	3,342	265,789
Kerry Group PLC, Class A	317	35,024
Lancaster Colony Corp.	7,667	1,324,628
Marico Ltd.	32,588	274,525
Mission Produce, Inc.(a)	20,345	238,443
Seaboard Corp.	1	2,861
Smithfield Foods, Inc.	8,088	190,311
SunOpta, Inc.(a)	28,899	167,614
Tiger Brands Ltd.(b)	6,183	111,368
Tingyi Cayman Islands Holding Corp.	344,000	504,999
TreeHouse Foods, Inc.(a)	9,189	178,450
Uni-President China Holdings Ltd.	1,507,000	1,825,814
Utz Brands, Inc., Class A(b)	18,803	235,978
Vital Farms, Inc.(a)	6,758	260,318
		10,988,540
Gas Utilities — 0.3%
Brookfield Infrastructure Corp., Class A	44,938	1,869,498
Chesapeake Utilities Corp.(b)	1,627	195,598
ENN Energy Holdings Ltd.	33,800	271,347
GAIL India Ltd.	46,647	103,847
Indraprastha Gas Ltd.	73,912	187,673
Mahanagar Gas Ltd.	19,781	342,016
New Jersey Resources Corp.(b)	61,034	2,735,544
ONE Gas, Inc.(b)	22,202	1,595,436
Southwest Gas Holdings, Inc.	15,793	1,174,841
		8,475,800
Ground Transportation — 0.3%
ArcBest Corp.(b)	11,892	915,803
Covenant Logistics Group, Inc., Class A	18,162	437,886
Heartland Express, Inc.	10,328	89,234
Knight-Swift Transportation Holdings, Inc.	5,449	241,009
Lyft, Inc., Class A(a)	44,737	705,055
RXO, Inc.(a)	27,623	434,234
Saia, Inc.(a)	616	168,778
Schneider National, Inc., Class B(b)	178	4,299
TFI International, Inc.	2,524	226,571
Uber Technologies, Inc.(a)	32,118	2,996,609
Union Pacific Corp.	7,059	1,624,135
		7,843,613
Health Care Equipment & Supplies — 1.0%
Accuray, Inc.(a)	55,619	76,198
Alphatec Holdings, Inc.(a)	21,099	234,199
AngioDynamics, Inc.(a)	31,109	308,601
Security	Shares	Value
Health Care Equipment & Supplies (continued)
AtriCure, Inc.(a)	9,112	$ 298,600
Boston Scientific Corp.(a)	47,428	5,094,241
Cerus Corp.(a)	351,038	494,964
ClearPoint Neuro, Inc.(a)	10,009	119,507
DENTSPLY SIRONA, Inc.	44,004	698,784
Edwards Lifesciences Corp.(a)	5,046	394,648
Embecta Corp.	6,147	59,564
Enovis Corp.(a)	6,380	200,077
Envista Holdings Corp.(a)	22,381	437,325
GE HealthCare Technologies, Inc.	2,663	197,248
Glaukos Corp.(a)	6,656	687,498
Haemonetics Corp.(a)	13,712	1,023,052
Inspire Medical Systems, Inc.(a)	1,540	199,846
Insulet Corp.(a)	2,209	694,024
Integer Holdings Corp.(a)	2,045	251,474
Intuitive Surgical, Inc.(a)	1,020	554,278
iRadimed Corp.(b)	10,786	644,895
iRhythm Technologies, Inc.(a)	9,761	1,502,804
Lantheus Holdings, Inc.(a)	12,928	1,058,286
LeMaitre Vascular, Inc.(b)	9,545	792,712
LivaNova PLC(a)	17,355	781,322
Medtronic PLC	56,494	4,924,582
Moneylion, Inc.(a)	10,680	961
Nemaura Medical, Inc.(a)	2,006	—
Neogen Corp.(a)	21,614	103,315
NeuroPace, Inc.(a)	20,704	230,643
Novocure Ltd.(a)	79,939	1,422,914
Omnicell, Inc.(a)	21,364	628,102
OraSure Technologies, Inc.(a)	22,437	67,311
Orthofix Medical, Inc.(a)	7,765	86,580
OrthoPediatrics Corp.(a)	5,034	108,130
Penumbra, Inc.(a)	446	114,457
PROCEPT BioRobotics Corp.(a)(b)	9,061	521,914
Pulmonx Corp.(a)	5,803	15,030
QuidelOrtho Corp.(a)	10,931	315,031
ResMed, Inc.	1,815	468,270
RxSight, Inc.(a)	16,192	210,496
SI-BONE, Inc.(a)	23,500	442,270
Smith & Nephew PLC	2,971	45,499
Surmodics, Inc.(a)	3,637	108,055
Tandem Diabetes Care, Inc.(a)	23,853	444,620
Terumo Corp.	10,000	183,519
TransMedics Group, Inc.(a)	10,038	1,345,192
Treace Medical Concepts, Inc.(a)	19,880	116,894
UFP Technologies, Inc.(a)(b)	1,034	252,461
Varex Imaging Corp.(a)	41,352	358,522
		29,318,915
Health Care Providers & Services — 2.0%
Acadia Healthcare Co., Inc.(a)	11,063	251,020
AdaptHealth Corp.(a)	27,803	262,182
Addus HomeCare Corp.(a)(b)	5,021	578,369
agilon health, Inc.(a)	101,270	232,921
Al Hammadi Holding	69,429	712,431
Alignment Healthcare, Inc.(a)(b)	57,621	806,694
Amedisys, Inc.(a)	105	10,331
AMN Healthcare Services, Inc.(a)	7,880	162,880
Apollo Hospitals Enterprise Ltd.	5,976	504,836
Ardent Health Partners, Inc.(a)	6,667	91,071
Astrana Health, Inc.(a)	2,413	60,036
Aveanna Healthcare Holdings, Inc.(a)	57,215	299,235
BrightSpring Health Services, Inc.(a)	30,220	712,890
Brookdale Senior Living, Inc.(a)	45,517	316,798
Master Portfolio Schedule of Investments
19

Schedule of Investments (unaudited)(continued)
June 30, 2025
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Providers & Services (continued)
Cardinal Health, Inc.	24,426	$ 4,103,568
Castle Biosciences, Inc.(a)	16,778	342,607
Cencora, Inc.	813	243,778
Centene Corp.(a)	34,906	1,894,698
Centogene NV(a)	910	129
Cigna Group	1,446	478,019
Concentra Group Holdings Parent, Inc.	39,176	805,850
CorVel Corp.(a)	12,453	1,279,919
Cross Country Healthcare, Inc.(a)	8,567	111,799
CVS Health Corp.	15,412	1,063,120
Dr. Lal PathLabs Ltd.(c)	30,163	983,785
Elevance Health, Inc.	4,921	1,914,072
Encompass Health Corp.	15,090	1,850,487
Enhabit, Inc.(a)	20,813	200,637
Ensign Group, Inc.(b)	14,097	2,174,603
Fleury SA	153,073	366,828
Fortis Healthcare Ltd.	76,131	705,511
Fresenius Medical Care AG	2,212	127,091
Fulgent Genetics, Inc.(a)	10,864	215,976
Guardant Health, Inc.(a)	39,680	2,064,947
Hapvida Participacoes e Investimentos SA(a)(c)	10,970	74,404
HCA Healthcare, Inc.	1,469	562,774
HealthEquity, Inc.(a)	16,656	1,744,883
Hims & Hers Health, Inc., Class A(a)(b)	55,196	2,751,521
Humana, Inc.	1,713	418,794
KPJ Healthcare Bhd	1,325,900	837,664
Labcorp Holdings, Inc.(b)	3,749	984,150
Life Healthcare Group Holdings Ltd.	1,239,739	999,984
LifeStance Health Group, Inc.(a)	76,294	394,440
Max Healthcare Institute Ltd.	10,611	157,878
McKesson Corp.	2,494	1,827,553
Molina Healthcare, Inc.(a)	2,932	873,443
National HealthCare Corp.(b)	4,111	439,918
National Medical Care Co.	6,228	271,355
NeoGenomics, Inc.(a)(b)	31,930	233,408
Option Care Health, Inc.(a)	32,330	1,050,078
Owens & Minor, Inc.(a)	803	7,307
PACS Group, Inc.(a)	16,114	208,193
Pediatrix Medical Group, Inc.(a)	34,841	499,968
Pennant Group, Inc.(a)	13,506	403,154
Premier, Inc., Class A(b)	386	8,465
Privia Health Group, Inc.(a)	67,454	1,551,442
Progyny, Inc.(a)	70,241	1,545,302
RadNet, Inc.(a)	11,027	627,547
Select Medical Holdings Corp.	74,745	1,134,629
Sonic Healthcare Ltd.	20,383	359,784
Surgery Partners, Inc.(a)(b)	13,141	292,125
Tenet Healthcare Corp.(a)	3,409	599,984
U.S. Physical Therapy, Inc.(b)	2,798	218,804
UnitedHealth Group, Inc.	27,368	8,537,995
Universal Health Services, Inc., Class B	6,861	1,242,870
Viemed Healthcare, Inc.(a)	71,017	490,728
		57,279,662
Health Care REITs — 0.2%
Alexandria Real Estate Equities, Inc.(b)	12,158	883,036
CareTrust REIT, Inc.	56,713	1,735,418
Omega Healthcare Investors, Inc.	2,391	87,630
Universal Health Realty Income Trust	4,534	181,224
Security	Shares	Value
Health Care REITs (continued)
Ventas, Inc.(b)	31,098	$ 1,963,839
Welltower, Inc.	10,128	1,556,977
		6,408,124
Health Care Technology — 0.3%
Certara, Inc.(a)	381	4,458
Doximity, Inc., Class A(a)	22,122	1,356,963
Evolent Health, Inc., Class A(a)	26,980	303,795
Health Catalyst, Inc.(a)	37,093	139,841
Phreesia, Inc.(a)(b)	31,116	885,561
Pro Medicus Ltd.	3,575	669,006
Schrodinger, Inc./United States(a)	36,496	734,300
Teladoc Health, Inc.(a)	57,194	498,160
TruBridge, Inc.(a)(b)	1,986	46,512
Veeva Systems, Inc., Class A(a)	5,443	1,567,475
Waystar Holding Corp.(a)	32,817	1,341,231
		7,547,302
Hotel & Resort REITs — 0.1%
Apple Hospitality REIT, Inc.(b)	36,430	425,138
Braemar Hotels & Resorts, Inc.(b)	46,460	113,827
Chatham Lodging Trust	79,372	553,223
DiamondRock Hospitality Co.(b)	66,717	511,052
Park Hotels & Resorts, Inc.	740	7,570
Pebblebrook Hotel Trust(b)	30,450	304,196
RLJ Lodging Trust(b)	128,153	932,954
		2,847,960
Hotels, Restaurants & Leisure — 2.0%
Accel Entertainment, Inc., Class A(a)	18,523	218,016
Accor SA	1,032	54,086
Airbnb, Inc., Class A(a)	4,836	639,996
Alsea SAB de C.V.	79,130	214,983
Aramark	9,016	377,500
Aristocrat Leisure Ltd.	43,027	1,843,482
Booking Holdings, Inc.	696	4,029,311
Brinker International, Inc.(a)	19,912	3,590,731
Carnival Corp.(a)	16,059	451,579
Century Casinos, Inc.(a)	2,761	5,840
Chipotle Mexican Grill, Inc.(a)	35,060	1,968,619
Churchill Downs, Inc.	1,609	162,509
Compass Group PLC	4,090	138,536
Darden Restaurants, Inc.(b)	6,509	1,418,767
Domino’s Pizza, Inc.(b)	528	237,917
DoorDash, Inc., Class A(a)	11,454	2,823,526
Dutch Bros, Inc., Class A(a)	29,208	1,996,951
El Pollo Loco Holdings, Inc.(a)	10,958	120,648
Entain PLC	4,110	50,905
Eternal Ltd.(a)	122,977	378,744
Everi Holdings, Inc.(a)	21,567	307,114
Expedia Group, Inc.	1,799	303,455
FDJ UNITED, Class A(c)	439	17,227
Golden Entertainment, Inc.(b)	3,492	102,770
Indian Hotels Co. Ltd.	43,963	389,872
InterContinental Hotels Group PLC	794	90,782
Kangwon Land, Inc.	22,955	310,737
Lemon Tree Hotels Ltd.(a)(c)	122,689	200,535
Life Time Group Holdings, Inc.(a)(b)	51,095	1,549,711
Lindblad Expeditions Holdings, Inc.(a)	13,311	155,339
Marriott Vacations Worldwide Corp.(b)	295	21,331
McDonald’s Corp.	22,214	6,490,264
Meituan, Class B(a)(c)	402,160	6,469,160
20
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Monarch Casino & Resort, Inc.	2,759	$ 238,488
Norwegian Cruise Line Holdings Ltd.(a)	28,219	572,281
OPAP SA, Class R	59,315	1,345,000
Papa John’s International, Inc.(b)	10,130	495,762
Planet Fitness, Inc., Class A(a)	1,951	212,757
PlayAGS, Inc.(a)	10,812	135,042
Potbelly Corp.(a)(b)	9,880	121,030
Rush Street Interactive, Inc., Class A(a)	36,011	536,564
Shake Shack, Inc., Class A(a)(b)	13,288	1,868,293
Starbucks Corp.(b)	18,372	1,683,426
Super Group SGHC Ltd.	31,610	346,762
Sweetgreen, Inc., Class A(a)	8,321	123,816
Texas Roadhouse, Inc.(b)	9,673	1,812,817
Travel & Leisure Co.	399	20,592
Trip.com Group Ltd.	45,696	2,676,163
Viking Holdings Ltd.(a)(b)	6,195	330,132
Whitbread PLC	3,035	117,776
Wingstop, Inc.(b)	287	96,644
Yum China Holdings, Inc.	8,980	401,496
Yum! Brands, Inc.	33,644	4,985,368
		55,251,152
Household Durables — 1.1%
Arcelik A/S, Class A(a)(b)	181,321	558,241
Barratt Redrow PLC	4,136	25,900
Beazer Homes USA, Inc.(a)	18,933	423,531
Berkeley Group Holdings PLC	684	36,242
Cavco Industries, Inc.(a)	414	179,854
Century Communities, Inc.(b)	31,112	1,752,228
Champion Homes, Inc.(a)(b)	14,193	888,624
D.R. Horton, Inc.	15,218	1,961,905
Ethan Allen Interiors, Inc.(b)	7,361	205,004
Garmin Ltd.	5,620	1,173,006
Gree Electric Appliances, Inc. of Zhuhai, Class A	469,000	2,944,397
Haier Smart Home Co. Ltd., Class H	471,000	1,353,466
Hovnanian Enterprises, Inc., Class A(a)	524	54,784
KB Home	2,676	141,748
Leggett & Platt, Inc.	55,994	499,467
Lennar Corp.	47	4,947
Lennar Corp., Class A	10,013	1,107,538
LGI Homes, Inc.(a)(b)	6,394	329,419
Lovesac Co.(a)(b)	6,009	109,364
M/I Homes, Inc.(a)	20,863	2,339,160
Meritage Homes Corp.(b)	8,261	553,239
Midea Group Co. Ltd., Class A	41,900	422,778
Newell Brands, Inc.(b)	182,892	987,617
NVR, Inc.(a)	129	952,750
Panasonic Holdings Corp.	160,900	1,721,520
Sekisui House Ltd.	38,000	836,354
SharkNinja, Inc.(a)(b)	1,785	176,697
Sonos, Inc.(a)	16,714	180,678
Sony Group Corp.	65,600	1,705,620
Taylor Morrison Home Corp., Class A(a)	59,489	3,653,814
Taylor Wimpey PLC	12,447	20,297
Toll Brothers, Inc.(b)	19,500	2,225,535
TopBuild Corp.(a)	1,134	367,121
Tri Pointe Homes, Inc.(a)	57,532	1,838,147
Universal Electronics, Inc.(a)	2,805	18,569
		31,749,561
Household Products — 0.1%
Central Garden & Pet Co.(a)	5,767	202,883
Central Garden & Pet Co., Class A(a)	16,701	522,574
Security	Shares	Value
Household Products (continued)
Colgate-Palmolive Co.	3,087	$ 280,608
Procter & Gamble Co.	12,185	1,941,314
Reckitt Benckiser Group PLC	1,902	129,578
Reynolds Consumer Products, Inc.	178	3,813
Spectrum Brands Holdings, Inc.(b)	131	6,943
WD-40 Co.(b)	4,850	1,106,237
		4,193,950
Independent Power and Renewable Electricity Producers — 0.1%
ACWA Power Co.(a)	5,222	355,933
Adani Power Ltd.(a)	6,091	41,548
B Grimm Power PCL, NVDR	517,800	165,756
Brookfield Renewable Corp.	418	13,702
Clearway Energy, Inc., Class A	8,079	244,470
Drax Group PLC	6,544	62,370
NTPC Ltd.	285,927	1,116,525
PTC India Ltd.	282,465	594,381
		2,594,685
Industrial Conglomerates — 0.2%
Astra International Tbk PT	1,507,200	417,968
Brookfield Business Corp., Class A	5,487	171,194
CITIC Ltd.	918,000	1,263,959
FedNat Holding Co.(a)(d)	4,457	—
GS Holdings Corp.	12,922	445,628
Hitachi Ltd.	29,700	863,211
Honeywell International, Inc.	6,948	1,618,050
KOC Holding A/S, Class A(b)	181,733	703,315
Samsung C&T Corp.	6,393	761,937
SM Investments Corp.	7,430	115,018
Smiths Group PLC	14,732	454,399
		6,814,679
Industrial REITs — 0.1%
Americold Realty Trust, Inc.(b)	31,518	524,144
First Industrial Realty Trust, Inc.	17,369	835,970
Industrial Logistics Properties Trust	10	46
Plymouth Industrial REIT, Inc.(b)	13,035	209,342
Segro PLC	7,449	69,731
Terreno Realty Corp.(b)	5,849	327,953
		1,967,186
Insurance — 2.5%
Admiral Group PLC	2,550	114,512
Aegon Ltd.	17,287	125,274
Aflac, Inc.	2,480	261,541
Ageas SA/NV	9,823	664,503
AIA Group Ltd.	120,400	1,090,636
Allianz SE, Registered Shares	7,496	3,042,127
Allstate Corp.	4,854	977,159
Ambac Financial Group, Inc.(a)	29,732	211,097
American Financial Group, Inc.	4,078	514,684
AMERISAFE, Inc.	8,141	356,006
Aon PLC, Class A	3,144	1,121,653
Arch Capital Group Ltd.	6,810	620,051
Assurant, Inc.	4,003	790,553
Assured Guaranty Ltd.	192	16,723
Aviva PLC	21,240	180,577
AXA SA	19,834	973,949
Beazley PLC	7,104	91,215
Brighthouse Financial, Inc.(a)	440	23,659
Brown & Brown, Inc.	3,394	376,293
China Life Insurance Co. Ltd., Class H	1,259,000	3,037,924
China Pacific Insurance Group Co. Ltd., Class H	315,800	1,086,467
CNA Financial Corp.	88	4,095
Master Portfolio Schedule of Investments
21

Schedule of Investments (unaudited)(continued)
June 30, 2025
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Insurance (continued)
Co. for Cooperative Insurance	4,567	$ 192,405
Crawford & Co., Class A	28,480	301,318
Dai-ichi Life Holdings, Inc.	126,400	960,969
Discovery Ltd.	39,116	475,511
Donegal Group, Inc., Class A	26,632	533,306
eHealth, Inc.(a)	32,989	143,502
Enstar Group Ltd.(a)	2,136	718,465
Fairfax Financial Holdings Ltd.	307	554,144
Fidelity National Financial, Inc., Class A	2,897	162,406
Fubon Financial Holding Co. Ltd.	564,750	1,691,229
Gjensidige Forsikring ASA	9,066	229,823
Globe Life, Inc.	4,160	517,046
Goosehead Insurance, Inc., Class A(b)	5,793	611,219
Great-West Lifeco, Inc.	4,159	158,175
Hamilton Insurance Group Ltd., Class B(a)	8,838	191,078
Hanover Insurance Group, Inc.(b)	4,341	737,406
Hartford Insurance Group, Inc.	2,863	363,229
HCI Group, Inc.	1,325	201,665
HDFC Life Insurance Co. Ltd.(c)	32,217	305,752
Helvetia Holding AG, Registered Shares	828	194,395
Heritage Insurance Holdings, Inc.(a)	7,347	183,234
Hyundai Marine & Fire Insurance Co. Ltd.(a)	36,739	719,727
Insurance Australia Group Ltd.	53,085	315,591
Investors Title Co.	265	55,995
Japan Post Holdings Co. Ltd.	27,300	252,858
Kemper Corp.	206	13,295
Legal & General Group PLC	29,730	104,023
Lemonade, Inc.(a)	11,674	511,438
Marsh & McLennan Cos., Inc.(b)	378	82,646
Mercury General Corp.	11,519	775,689
MetLife, Inc.	29,341	2,359,603
MS&AD Insurance Group Holdings, Inc.	24,000	536,534
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class N, Registered Shares	276	179,216
NN Group NV	22,614	1,504,716
Old Republic International Corp.	5,402	207,653
Oscar Health, Inc., Class A(a)(b)	64,417	1,381,101
Palomar Holdings, Inc.(a)	8,141	1,255,749
PB Fintech Ltd.(a)	10,843	230,486
Phoenix Group Holdings PLC	3,457	31,276
PICC Property & Casualty Co. Ltd., Class H	294,000	571,293
Ping An Insurance Group Co. of China Ltd., Class A	285,500	2,214,632
Ping An Insurance Group Co. of China Ltd., Class H	635,000	4,053,406
Porto Seguro SA	45,030	457,502
Powszechny Zaklad Ubezpieczen SA	128,136	2,240,726
Principal Financial Group, Inc.	5,151	409,144
Progressive Corp.	13,219	3,527,622
Prudential Financial, Inc.(b)	4,022	432,124
Prudential PLC	60,107	752,314
RLI Corp.	8	578
Root, Inc., Class A(a)	2,187	279,870
Sampo OYJ, A Shares	50,306	541,419
Sanlam Ltd.	226,449	1,134,180
SBI Life Insurance Co. Ltd.(c)	26,072	558,894
Selective Insurance Group, Inc.	2,728	236,381
Selectquote, Inc.(a)	11,528	27,437
Slide Insurance Holdings, Inc.(a)	35,617	771,464
Sompo Holdings, Inc.	34,400	1,036,637
Stewart Information Services Corp.	23,088	1,503,029
Swiss Re AG	7,372	1,275,260
Tiptree, Inc.	21,242	500,886
Tokio Marine Holdings, Inc.	17,200	728,954
Security	Shares	Value
Insurance (continued)
Travelers Cos., Inc.	25,320	$ 6,774,113
Tryg A/S	14,708	380,219
United Fire Group, Inc.	11,567	331,973
Universal Insurance Holdings, Inc.	20,913	579,918
Unum Group	6,895	556,840
White Mountains Insurance Group Ltd.	10	17,957
Zurich Insurance Group AG, Class N	4,075	2,851,371
		70,370,714
Interactive Media & Services — 3.7%
Alphabet, Inc., Class A	115,668	20,384,172
Alphabet, Inc., Class C	87,437	15,510,449
Auto Trader Group PLC(c)	9,584	108,556
Baidu, Inc., Class A(a)	96,010	1,028,932
Bilibili, Inc., Class Z(a)	29,640	636,199
Cargurus, Inc., Class A(a)	14,280	477,952
Cars.com, Inc.(a)	18,014	213,466
EverQuote, Inc., Class A(a)	23,651	571,881
fuboTV, Inc.(a)(b)	69,511	268,312
Grindr, Inc.(a)	40,245	913,561
Kakao Corp.	7,948	352,559
Kuaishou Technology(a)(c)	94,100	763,865
LY Corp.(b)	201,500	742,045
MediaAlpha, Inc., Class A(a)	36,587	400,628
Meta Platforms, Inc., Class A	37,699	27,825,255
NAVER Corp.	11,088	2,153,122
Nextdoor Holdings, Inc., Class A(a)	32,479	53,915
Pinterest, Inc., Class A(a)	7,443	266,906
QuinStreet, Inc.(a)	48,589	782,283
REA Group Ltd.	1,609	254,799
Reddit, Inc., Class A(a)	314	47,279
Rightmove PLC	12,489	135,174
Shutterstock, Inc.(b)	27,803	527,145
SOOP Co. Ltd.	1,500	101,127
Tencent Holdings Ltd.	436,400	28,119,699
TripAdvisor, Inc.(a)	341	4,450
TrueCar, Inc.(a)	11,885	22,582
Yelp, Inc.(a)	28,721	984,269
ZipRecruiter, Inc., Class A(a)	76,673	384,132
		104,034,714
IT Services — 1.2%
Accenture PLC, Class A(b)	11,482	3,431,855
Applied Digital Corp.(a)	20,529	206,727
ASGN, Inc.(a)	9,766	487,616
Backblaze, Inc., Class A(a)	3,146	17,303
BigBear.ai Holdings, Inc.(a)	58,011	393,895
Capgemini SE	850	145,551
Cloudflare, Inc., Class A(a)	534	104,573
Cognizant Technology Solutions Corp., Class A	727	56,728
Couchbase, Inc.(a)	8,149	198,673
DigitalOcean Holdings, Inc.(a)	13,721	391,872
DXC Technology Co.(a)	10,233	156,463
Fastly, Inc., Class A(a)	46,869	330,895
Fujitsu Ltd.	10,500	254,723
Gartner, Inc.(a)	2,124	858,563
GoDaddy, Inc., Class A(a)	20,275	3,650,716
Grid Dynamics Holdings, Inc., Class A(a)	14,805	170,998
Hackett Group, Inc.	16,500	419,430
HCL Technologies Ltd.	82,329	1,659,915
Infosys Ltd.	244,037	4,559,264
Infosys Ltd., ADR(b)	22,270	412,663
International Business Machines Corp.	3,994	1,177,351
Kyndryl Holdings, Inc.(a)	11,822	496,051
22
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
IT Services (continued)
LTIMindtree Ltd.(c)	5,326	$ 330,351
Mphasis Ltd.	2,307	76,590
NEC Corp.	56,600	1,651,307
Nomura Research Institute Ltd.	7,100	283,982
Obic Co. Ltd.	10,500	408,293
Otsuka Corp.	17,500	356,499
Persistent Systems Ltd.	8,504	599,402
Samsung SDS Co. Ltd.	1,077	134,996
Shopify, Inc., Class A(a)	4,452	513,480
Snowflake, Inc., Class A(a)	494	110,542
Tata Consultancy Services Ltd.	78,442	3,167,524
Tech Mahindra Ltd.	53,715	1,057,043
Twilio, Inc., Class A(a)	794	98,742
Unisys Corp.(a)	35,720	161,812
VeriSign, Inc.	11,029	3,185,175
Wipro Ltd.	164,364	509,987
Wipro Ltd., ADR(b)	108,519	327,727
Wix.com Ltd.(a)	3,922	621,480
Zensar Technologies Ltd.	18,640	183,130
		33,359,887
Leisure Products — 0.1%
Hasbro, Inc.	6,264	462,409
JAKKS Pacific, Inc.	1,148	23,855
Mattel, Inc.(a)	15,614	307,908
Peloton Interactive, Inc., Class A(a)	109,858	762,415
Polaris, Inc.	4,222	171,624
Topgolf Callaway Brands Corp.(a)	26,656	214,581
		1,942,792
Life Sciences Tools & Services — 0.4%
AbCellera Biologics, Inc.(a)	18,257	62,621
Adaptive Biotechnologies Corp.(a)	49,467	576,291
Agilent Technologies, Inc.	2,640	311,546
Azenta, Inc.(a)	29,132	896,683
Codexis, Inc.(a)(b)	26,545	64,770
CryoPort, Inc.(a)	18,920	141,143
Cytek Biosciences, Inc.(a)	29,074	98,852
Danaher Corp.	8,289	1,637,409
Divi’s Laboratories Ltd.	6,026	478,758
Eurofins Scientific SE	756	53,877
IQVIA Holdings, Inc.(a)	769	121,187
MaxCyte, Inc.(a)	100,311	218,678
Mettler-Toledo International, Inc.(a)	222	260,788
Nautilus Biotechnology, Inc.(a)	2,915	2,113
OmniAb, Inc., 12.50 Earnout Shares(a)(d)	161	—
OmniAb, Inc., 15.00 Earnout Shares(a)(d)	161	—
Personalis, Inc.(a)(b)	16,677	109,401
QIAGEN NV	10,163	488,434
Quanterix Corp.(a)	8,950	59,517
Samsung Biologics Co. Ltd.(a)(c)	1,270	931,948
Sartorius Stedim Biotech	167	39,957
Seer, Inc., Class A(a)(b)	6,637	14,203
Sotera Health Co.(a)	324	3,603
Thermo Fisher Scientific, Inc.	8,211	3,329,232
Waters Corp.(a)	351	122,513
West Pharmaceutical Services, Inc.	1,119	244,837
		10,268,361
Machinery — 1.5%
Airtac International Group	23,000	684,781
Alamo Group, Inc.(b)	2,982	651,209
Alfa Laval AB	13,188	555,460
Security	Shares	Value
Machinery (continued)
Astec Industries, Inc.(b)	5,594	$ 233,214
Atlas Copco AB, A Shares	29,137	471,029
Atlas Copco AB, B Shares	24,174	344,058
Atmus Filtration Technologies, Inc.	32,916	1,198,801
Blue Bird Corp.(a)	5,689	245,537
Chart Industries, Inc.(a)	9,837	1,619,662
Columbus McKinnon Corp.	18,064	275,837
Commercial Vehicle Group, Inc.(a)	3,113	5,168
Crane Co.	5,948	1,129,466
Cummins, Inc.	2,758	903,245
Douglas Dynamics, Inc.	7,124	209,944
Dover Corp.	796	145,851
Energy Recovery, Inc.(a)	39,644	506,650
Enpro, Inc.(b)	6,257	1,198,528
ESCO Technologies, Inc.(b)	5,565	1,067,757
Escorts Kubota Ltd.	980	38,112
Federal Signal Corp.	11,859	1,262,035
Flowserve Corp.	103,660	5,426,601
Franklin Electric Co., Inc.	5,662	508,108
Gencor Industries, Inc.(a)	4,028	56,392
Graham Corp.(a)	1,697	84,018
Greenbrier Cos., Inc.(b)	17,427	802,513
HD Hyundai Infracore Co. Ltd.	58,762	548,902
Helios Technologies, Inc.	5,634	188,007
Hillenbrand, Inc.(b)	18,854	378,400
Hurco Cos., Inc.(a)(b)	1,472	27,821
Hyundai Elevator Co. Ltd.	7,971	506,829
Hyundai Heavy Industries Co. Ltd.	2,759	870,837
Hyundai Rotem Co. Ltd.	1,554	225,510
Illinois Tool Works, Inc.(b)	1,297	320,683
JBT Marel Corp.(b)	5,135	617,535
Kadant, Inc.(b)	2,252	714,897
Kennametal, Inc.	11,355	260,711
Kinik Co.	49,000	538,124
Korea Shipbuilding & Offshore Engineering Co. Ltd.	5,295	1,429,866
Kubota Corp.(b)	21,900	246,964
Manitowoc Co., Inc.(a)	59,366	713,579
Mueller Industries, Inc.	29,663	2,357,319
Parker-Hannifin Corp.(b)	4,092	2,858,139
Pentair PLC	11,576	1,188,392
Proto Labs, Inc.(a)	6,284	251,611
REV Group, Inc.	9,356	445,252
Shyft Group, Inc.(b)	23,703	297,236
Sinotruk Hong Kong Ltd.	14,500	42,356
SPX Technologies, Inc.(a)	20,183	3,384,285
Sunonwealth Electric Machine Industry Co. Ltd.	110,000	378,632
Terex Corp.(b)	2,413	112,663
Titan International, Inc.(a)	8,319	85,436
Trelleborg AB	4,280	159,435
Watts Water Technologies, Inc., Class A	1,652	406,210
Weichai Power Co. Ltd., Class A	466,200	1,002,456
Weir Group PLC	5,384	184,131
Westinghouse Air Brake Technologies Corp.	1,655	346,474
Worthington Enterprises, Inc.	22,230	1,414,717
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H(b)	122,200	231,583
		42,358,968
Marine Transportation — 0.1%
AP Moller - Maersk A/S, Class A	53	97,783
AP Moller - Maersk A/S, Class B	254	472,363
Genco Shipping & Trading Ltd.(b)	31,945	417,521
Master Portfolio Schedule of Investments
23

Schedule of Investments (unaudited)(continued)
June 30, 2025
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Marine Transportation (continued)
Golden Ocean Group Ltd.	12,579	$ 92,078
Matson, Inc.	9,661	1,075,753
Nippon Yusen KK	11,100	399,322
Pan Ocean Co. Ltd.	328,032	901,481
		3,456,301
Media — 0.3%
AMC Networks, Inc., Class A(a)	9,795	61,415
Cable One, Inc.(b)	1,177	159,848
Comcast Corp., Class A	42,992	1,534,384
comScore, Inc.(a)	803	3,870
Cumulus Media, Inc., Class A(a)(b)	4,396	535
EchoStar Corp., Class A(a)(b)	23,218	643,139
Entravision Communications Corp., Class A	39,662	92,016
EW Scripps Co., Class A(a)	21,089	62,002
Fox Corp., Class A(b)	22,365	1,253,335
Fox Corp., Class B	12,229	631,383
Gannett Co., Inc.(a)(b)	19,984	71,543
Gray Media, Inc.	32,028	145,087
Informa PLC	11,848	131,172
Integral Ad Science Holding Corp.(a)	51,137	424,948
Interpublic Group of Cos., Inc.	1,113	27,246
John Wiley & Sons, Inc., Class A(b)	5,594	249,660
Liberty Broadband Corp., Class A(a)	56	5,478
Magnite, Inc.(a)	33,121	798,878
MBC Group CJSC(a)	2,999	28,562
New York Times Co., Class A	20,100	1,125,198
News Corp., Class B(b)	394	13,518
Paramount Global, Class A(b)	26	597
Paramount Global, Class B	19,221	247,951
PubMatic, Inc., Class A(a)	11,587	144,142
Sirius XM Holdings, Inc.(b)	4,235	97,278
TechTarget, Inc.(a)	7,455	57,925
TEGNA, Inc.(b)	43,380	727,049
Thryv Holdings, Inc.(a)	30,486	370,710
Townsquare Media, Inc., Class A	4,935	39,036
Trade Desk, Inc., Class A(a)	1,618	116,480
Zee Entertainment Enterprises Ltd.	334,086	569,833
		9,834,218
Metals & Mining — 1.4%
Alcoa Corp.	23,012	679,084
Alpha Metallurgical Resources, Inc.(a)(b)	8,743	983,413
Alrosa PJSC(a)(d)	667,929	85
Aneka Tambang Tbk	10,203,600	1,920,081
Anglo American PLC	8,409	247,879
Anglogold Ashanti PLC	24,885	1,136,784
APL Apollo Tubes Ltd.	10,685	216,697
ArcelorMittal SA	11,360	360,729
Baoshan Iron & Steel Co. Ltd., Class A	792,600	729,749
Carpenter Technology Corp.	6,813	1,882,977
Century Aluminum Co.(a)	37,006	666,848
China Hongqiao Group Ltd.	32,000	73,683
Cia Siderurgica Nacional SA	300,982	412,160
Cleveland-Cliffs, Inc.(a)	111,429	846,860
CMOC Group Ltd., Class H	435,000	443,949
Coeur Mining, Inc.(a)	182,222	1,614,487
Commercial Metals Co.(b)	9,824	480,492
Compass Minerals International, Inc.(a)(b)	15,167	304,705
Constellium SE, Class A(a)	89,526	1,190,696
Endeavour Mining PLC	17,503	539,711
Glencore PLC	32,721	127,502
Gold Fields Ltd.	55,919	1,324,145
Security	Shares	Value
Metals & Mining (continued)
Gold Fields Ltd., ADR(b)	32,494	$ 769,133
Grupo Mexico SAB de C.V., Series B	60,270	365,066
Harmony Gold Mining Co. Ltd.	24,507	340,989
Hecla Mining Co.	124,022	742,892
Hindalco Industries Ltd.	110,734	895,886
Hindustan Zinc Ltd.	83,963	441,661
Hyundai Steel Co.	85,965	1,863,412
i-80 Gold Corp.(a)	56,927	34,065
Jindal Saw Ltd.	124,613	350,186
Kaiser Aluminum Corp.	14,340	1,145,766
Kumba Iron Ore Ltd.	6,312	101,627
Materion Corp.	7,635	605,990
MOIL Ltd., Class A	65,152	295,069
National Aluminium Co. Ltd.	195,189	439,851
Newmont Corp.(b)	16,668	971,078
Novagold Resources, Inc.(a)(b)	74,263	303,736
Nucor Corp.(b)	5,890	762,991
Olympic Steel, Inc.	20,825	678,687
Piedmont Lithium, Inc.(a)(b)	6,920	40,274
POSCO Holdings, Inc.	4,562	878,850
Radius Recycling, Inc., Class A	7,368	218,756
Ramaco Resources, Inc., Class A(b)	25,044	329,078
Ramaco Resources, Inc., Class B	340	2,781
Reliance, Inc.	1,205	378,249
Rio Tinto PLC	11,059	643,679
Royal Gold, Inc.(b)	851	151,342
Ryerson Holding Corp.	17,912	386,362
Saudi Arabian Mining Co.(a)	29,805	425,633
Severstal PAO(a)(d)	6,166	1
Shandong Nanshan Aluminum Co. Ltd., Class A	609,400	326,132
Southern Copper Corp.(b)	7,265	735,000
SSR Mining, Inc.(a)(b)	43,804	558,063
Steel Authority of India Ltd.	442,989	682,617
SunCoke Energy, Inc.(b)	73,959	635,308
TA Chen Stainless Pipe	1,220,000	1,447,549
Tata Steel Ltd.	329,058	613,721
Tredegar Corp.(a)	18,039	158,743
Vale SA	19,919	193,027
Vedanta Ltd.	156,828	844,447
Warrior Met Coal, Inc.(b)	8,950	410,178
Welspun Corp. Ltd.	20,350	219,600
Zamil Industrial Investment Co.(a)	41,681	489,939
Zijin Mining Group Co. Ltd., Class H	482,000	1,239,613
		39,299,743
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Claros Mortgage Trust, Inc.	8,954	25,519
Granite Point Mortgage Trust, Inc.	75,089	185,470
KKR Real Estate Finance Trust, Inc.(b)	23,512	206,200
Ladder Capital Corp., Class A(b)	18,485	198,714
Rithm Property Trust, Inc.	10,838	29,262
TPG RE Finance Trust, Inc.	26,422	203,978
		849,143
Multi-Utilities — 0.5%
AGL Energy Ltd.	27,689	177,554
Avista Corp.	64,193	2,436,124
Black Hills Corp.	26,587	1,491,531
Consolidated Edison, Inc.	19,755	1,982,414
E.ON SE, Class N	168,090	3,097,165
Engie SA	89,885	2,112,549
National Grid PLC	21,384	313,888
Northwestern Energy Group, Inc.	27,260	1,398,438
24
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Multi-Utilities (continued)
Power & Water Utility Co. for Jubail & Yanbu	84,606	$ 974,080
Veolia Environnement SA	13,851	494,507
		14,478,250
Office REITs — 0.1%
Brandywine Realty Trust(b)	46,461	199,318
COPT Defense Properties(b)	58,405	1,610,810
Creative Media & Community Trust Corp.(b)	23	185
Empire State Realty Trust, Inc., Class A(b)	61,031	493,741
Highwoods Properties, Inc.	352	10,943
		2,314,997
Oil, Gas & Consumable Fuels — 2.7%
Adnoc Gas PLC	945,031	879,976
Antero Resources Corp.(a)	35,323	1,422,810
Ardmore Shipping Corp.(b)	7,497	71,971
Berry Corp.	67,665	187,432
Bharat Petroleum Corp. Ltd.	114,337	442,752
BP PLC	59,823	298,056
California Resources Corp.	33,198	1,516,153
Canadian Natural Resources Ltd.	20,883	656,356
Centrus Energy Corp., Class A(a)(b)	3,481	637,650
Cheniere Energy, Inc.	17,436	4,246,015
Chevron Corp.(b)	16,731	2,395,712
China Petroleum & Chemical Corp., Class H	2,297,400	1,205,258
Chord Energy Corp.	23,412	2,267,452
Clean Energy Fuels Corp.(a)	137,179	267,499
CNX Resources Corp.(a)	11,046	372,029
ConocoPhillips	40,580	3,641,649
Coterra Energy, Inc.	9,623	244,232
Delek U.S. Holdings, Inc.	9,146	193,712
Devon Energy Corp.	99,418	3,162,487
Dorian LPG Ltd.(b)	18,744	456,979
DT Midstream, Inc.	773	84,960
Encore Energy Corp.(a)	25,769	73,699
ENEOS Holdings, Inc.	270,600	1,341,319
Energy Fuels, Inc./Canada(a)	61,121	351,446
Eni SpA	6,377	103,015
EOG Resources, Inc.	1,926	230,369
EQT Corp.	10,701	624,082
Excelerate Energy, Inc., Class A(b)	5,484	160,791
Expand Energy Corp.	8,994	1,051,758
Exxon Mobil Corp.(b)	69,817	7,526,273
FutureFuel Corp.	25,518	99,010
Golar LNG Ltd.(b)	15,671	645,488
Great Eastern Shipping Co. Ltd.	38,541	440,239
Green Plains, Inc.(a)	43,081	259,778
Gulfport Energy Corp.(a)	878	176,627
Hess Corp.	3,068	425,041
HF Sinclair Corp.	13,093	537,860
Hindustan Petroleum Corp. Ltd.	57,202	292,317
Indian Oil Corp. Ltd.	230,877	395,814
Inpex Corp.(b)	8,700	122,123
International Seaways, Inc.(b)	12,093	441,153
Kinder Morgan, Inc.	49,003	1,440,688
Kinetik Holdings, Inc., Class A(b)	18,598	819,242
Kosmos Energy Ltd.(a)(b)	57,524	98,941
Marathon Petroleum Corp.(b)	3,172	526,901
Matador Resources Co.(b)	15,009	716,229
Motor Oil Hellas Corinth Refineries SA, Class R	2	56
Murphy Oil Corp.(b)	47,038	1,058,355
Oil & Natural Gas Corp. Ltd.	153,403	436,912
ONEOK, Inc.	8,433	688,386
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
ORLEN SA	45,967	$ 1,047,656
Ovintiv, Inc.	16,046	610,550
Par Pacific Holdings, Inc.(a)	34,169	906,504
PBF Energy, Inc., Class A(b)	50,818	1,101,226
PetroChina Co. Ltd., Class H	3,279,700	2,826,369
Petronet LNG Ltd.	178,845	629,736
Phillips 66	2,175	259,477
Plains GP Holdings LP, Class A	17,505	340,122
PTT Exploration & Production PCL, NVDR(b)	486,900	1,641,018
Reliance Industries Ltd.	382,968	6,703,171
Repsol SA	2,419	35,381
REX American Resources Corp.(a)	15,437	751,936
Santos Ltd.	197,801	997,286
Saudi Arabian Oil Co.(c)	123,004	797,548
Scorpio Tankers, Inc.(b)	18,075	707,275
Shell PLC	24,304	847,955
SM Energy Co.(b)	88,579	2,188,787
Summit Midstream Corp.(a)(b)	3,637	89,216
Suncor Energy, Inc.	7,031	263,375
Talos Energy, Inc.(a)	13,587	115,218
Targa Resources Corp.	8,463	1,473,239
Thai Oil PCL, NVDR	421,900	350,926
TotalEnergies SE	7,745	473,395
Uranium Energy Corp.(a)(b)	98,796	671,813
Ur-Energy, Inc.(a)	14,651	15,383
Valero Energy Corp.	4,002	537,949
Var Energi ASA	66,230	212,230
Vital Energy, Inc.(a)	9,271	149,170
Williams Cos., Inc.	64,928	4,078,128
Woodside Energy Group Ltd.	15,958	246,502
		76,803,593
Passenger Airlines — 0.5%
Alaska Air Group, Inc.(a)	54,303	2,686,913
Blade Air Mobility, Inc., Class A(a)	7,204	29,032
Copa Holdings SA, Class A	142	15,616
Delta Air Lines, Inc.	66,378	3,264,470
easyJet PLC	17,362	127,060
InterGlobe Aviation Ltd.(a)(c)	14,435	1,006,756
JetBlue Airways Corp.(a)	55,745	235,801
Joby Aviation, Inc., Class A(a)(b)	86,628	913,925
Qantas Airways Ltd.	30,591	216,112
SkyWest, Inc.(a)	18,265	1,880,747
Southwest Airlines Co.(b)	7,494	243,105
Sun Country Airlines Holdings, Inc.(a)	22,963	269,815
Turk Hava Yollari AO, Class A	22,665	161,471
United Airlines Holdings, Inc.(a)	21,131	1,682,662
		12,733,485
Personal Care Products — 0.1%
BellRing Brands, Inc.(a)	19,172	1,110,634
Emami Ltd.	35,161	234,366
Hindustan Unilever Ltd.	21,656	579,615
L’Oreal SA	2,949	1,263,215
Natural Health Trends Corp.	3	13
Nature’s Sunshine Products, Inc.(a)	5,765	85,264
Nu Skin Enterprises, Inc., Class A	9,231	73,756
Unilever PLC	10,470	638,944
USANA Health Sciences, Inc.(a)	3,419	104,382
		4,090,189
Pharmaceuticals — 2.4%
Ajanta Pharma Ltd.	15,250	457,889
Amneal Pharmaceuticals, Inc., Class A(a)	39,795	321,942
Master Portfolio Schedule of Investments
25

Schedule of Investments (unaudited)(continued)
June 30, 2025
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Pharmaceuticals (continued)
Amylyx Pharmaceuticals, Inc.(a)	41,704	$ 267,323
Arvinas, Inc.(a)	46,612	343,064
Astellas Pharma, Inc.	20,000	195,819
AstraZeneca PLC	13,216	1,839,259
Atea Pharmaceuticals, Inc.(a)	70,325	253,170
Axsome Therapeutics, Inc.(a)	13,393	1,398,095
Bristol-Myers Squibb Co.	148,543	6,876,056
Cipla Ltd./India	27,268	479,029
Collegium Pharmaceutical, Inc.(a)	11,163	330,090
Corcept Therapeutics, Inc.(a)	24,723	1,814,668
Daiichi Sankyo Co. Ltd.	11,900	275,700
Edgewise Therapeutics, Inc.(a)	19,586	256,772
Eli Lilly & Co.	13,108	10,218,079
Esperion Therapeutics, Inc.(a)(b)	36,784	36,210
Evolus, Inc.(a)	13,049	120,181
EyePoint Pharmaceuticals, Inc.(a)	30,609	288,031
Fulcrum Therapeutics, Inc.(a)	19,002	130,734
Galderma Group AG	1,466	213,091
GlaxoSmithKline Pharmaceuticals Ltd.	5,691	224,902
GSK PLC	22,287	424,934
Harmony Biosciences Holdings, Inc.(a)	16,098	508,697
Harrow, Inc.(a)	10,189	311,172
Hikma Pharmaceuticals PLC	1,233	33,647
Ipsen SA	263	31,328
Johnson & Johnson	44,358	6,775,685
Jubilant Pharmova Ltd.	5,004	70,652
Lupin Ltd.	26,460	598,396
Lyell Immunopharma, Inc.(a)(b)	559	4,935
Merck & Co., Inc.	63,038	4,990,088
Mind Medicine MindMed, Inc.(a)	13,088	84,941
Novartis AG, Class N, Registered Shares	24,876	3,019,377
Novo Nordisk A/S, Class B	43,871	3,039,997
Nuvation Bio, Inc., Class A(a)(b)	176,024	343,247
Ocular Therapeutix, Inc.(a)	29,425	273,064
Omeros Corp.(a)(b)	7,723	23,169
Otsuka Holdings Co. Ltd.	2,200	109,074
Pacira BioSciences, Inc.(a)	24,714	590,665
Pfizer, Inc.	356,971	8,652,977
Phibro Animal Health Corp., Class A	11,393	290,977
Prestige Consumer Healthcare, Inc.(a)	16,802	1,341,640
Roche Holding AG	2,833	933,423
Royalty Pharma PLC, Class A	2,016	72,637
Sanofi SA	3,619	350,369
SIGA Technologies, Inc.	17,105	111,525
Sino Biopharmaceutical Ltd.	390,000	262,369
Strides Pharma Science Ltd.	41,166	432,018
Sun Pharmaceutical Industries Ltd.	76,176	1,489,095
Supernus Pharmaceuticals, Inc.(a)	27,536	867,935
Takeda Pharmaceutical Co. Ltd.	72,500	2,238,291
Tarsus Pharmaceuticals, Inc.(a)	21,401	866,955
TherapeuticsMD, Inc.(a)	745	864
Theravance Biopharma, Inc.(a)	44,084	486,247
Torrent Pharmaceuticals Ltd.	4,474	177,853
Trevi Therapeutics, Inc.(a)	70,742	386,959
UCB SA	624	122,777
WaVe Life Sciences Ltd.(a)	19,143	124,430
Xeris Biopharma Holdings, Inc.(a)	42,372	197,877
Yunnan Baiyao Group Co. Ltd., Class A	74,300	579,262
Security	Shares	Value
Pharmaceuticals (continued)
Zoetis, Inc., Class A	3,279	$ 511,360
Zydus Lifesciences Ltd.	39,720	458,784
		68,529,796
Professional Services — 1.3%
Alight, Inc., Class A(b)	57,211	323,814
Automatic Data Processing, Inc.	1,328	409,555
Barrett Business Services, Inc.	12,851	535,758
Booz Allen Hamilton Holding Corp., Class A	10,624	1,106,277
Broadridge Financial Solutions, Inc.(b)	2,262	549,734
Bureau Veritas SA	9,440	322,209
CACI International, Inc., Class A(a)(b)	3,117	1,485,874
Computershare Ltd.	8,374	219,684
Conduent, Inc.(a)	161,030	425,119
CRA International, Inc.	3,335	624,879
CSG Systems International, Inc.	6,773	442,345
Equifax, Inc.	2,051	531,968
ExlService Holdings, Inc.(a)	65,956	2,888,213
Experian PLC	17,584	906,741
Exponent, Inc.(b)	7,547	563,836
Firstsource Solutions Ltd.	55,364	241,774
Franklin Covey Co.(a)	11,175	255,013
Genpact Ltd.	6,111	268,945
Heidrick & Struggles International, Inc.	13,229	605,359
Huron Consulting Group, Inc.(a)	7,290	1,002,667
IBEX Holdings Ltd.(a)	9,458	275,228
ICF International, Inc.	9,486	803,559
Jacobs Solutions, Inc.	2,597	341,376
KBR, Inc.	12,506	599,538
Kforce, Inc.(b)	7,015	288,527
Korn Ferry	15,545	1,139,915
L&T Technology Services Ltd.(c)	6,617	339,794
Legalzoom.com, Inc.(a)	70,194	625,429
Leidos Holdings, Inc.	4,450	702,032
ManpowerGroup, Inc.	27,313	1,103,445
Maximus, Inc.	16,310	1,144,962
My EG Services Bhd	1,865,700	421,052
NV5 Global, Inc.(a)	44,718	1,032,539
Paylocity Holding Corp.(a)	2,624	475,443
Recruit Holdings Co. Ltd.	57,500	3,381,379
RELX PLC	5,227	283,291
Resources Connection, Inc.	16,975	91,156
Robert Half, Inc.	5,765	236,653
Sagility India Ltd.(a)	506,568	243,489
SGS SA, Registered Shares	15,170	1,540,295
SS&C Technologies Holdings, Inc.	3,033	251,132
Teleperformance SE	169	16,415
Thomson Reuters Corp.	1,640	329,794
TransUnion	15,027	1,322,376
TriNet Group, Inc.	9,910	724,817
TrueBlue, Inc.(a)	19,657	127,377
UL Solutions, Inc., Class A(b)	4,511	328,671
Upwork, Inc.(a)	8,743	117,506
Verisk Analytics, Inc.	4,266	1,328,859
Verra Mobility Corp., Class A(a)	29,812	756,927
Willdan Group, Inc.(a)	6,272	392,063
Wolters Kluwer NV, Class C	7,489	1,252,447
		35,727,250
Real Estate Management & Development — 0.6%
Altisource Portfolio Solutions SA(a)(b)	587	5,007
26
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Real Estate Management & Development (continued)
Anywhere Real Estate, Inc.(a)	59,643	$ 215,908
Barwa Real Estate Co.	224,056	170,669
CBRE Group, Inc., Class A(a)	3,352	469,682
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	213,800	262,031
China Resources Land Ltd.	310,500	1,057,185
Compass, Inc., Class A(a)	104,826	658,307
Country Garden Services Holdings Co. Ltd.	387,000	324,353
Daito Trust Construction Co. Ltd.	3,900	424,782
Daiwa House Industry Co. Ltd.	22,000	755,981
DLF Ltd.	33,821	330,631
Emaar Development PJSC	135,377	498,403
Emaar Properties PJSC	631,405	2,342,284
eXp World Holdings, Inc.(b)	8,994	81,845
FirstService Corp.	3,744	653,341
Forestar Group, Inc.(a)	9,756	195,120
Howard Hughes Holdings, Inc.(a)	114	7,695
Hulic Co. Ltd.(b)	26,200	264,274
Jones Lang LaSalle, Inc.(a)	1,105	282,637
KE Holdings, Inc., Class A	174,574	1,041,843
Kennedy-Wilson Holdings, Inc.	65,405	444,754
Marcus & Millichap, Inc.(b)	18,568	570,223
Mitsui Fudosan Co. Ltd.	14,800	143,280
Newmark Group, Inc., Class A	27,626	335,656
Nomura Real Estate Holdings, Inc.	123,600	723,952
Redfin Corp.(a)(b)	22,333	249,906
RMR Group, Inc., Class A(b)	5,073	82,943
Saudi Real Estate Co.(a)	20,876	111,020
Seaport Entertainment Group, Inc.(a)(b)	26	487
St. Joe Co.	18,661	890,130
Sun Hung Kai Properties Ltd.	42,500	489,729
Tokyo Tatemono Co. Ltd.(b)	40,900	727,895
Tokyu Fudosan Holdings Corp.	92,400	660,311
Vonovia SE	13,343	473,054
Youngor Fashion Co. Ltd., Class A	293,000	298,928
Zillow Group, Inc., Class A(a)	187	12,808
		16,257,054
Residential REITs — 0.2%
Apartment Investment and Management Co., Class A	5,655	48,916
Camden Property Trust(b)	2,544	286,683
Centerspace(b)	6,716	404,236
Clipper Realty, Inc.(b)	5,526	20,280
Elme Communities	16,014	254,623
Equity LifeStyle Properties, Inc.	2,584	159,355
Invitation Homes, Inc.	50,396	1,652,989
NexPoint Residential Trust, Inc.	28,264	941,757
Veris Residential, Inc.	72,570	1,080,567
		4,849,406
Retail REITs — 0.5%
Acadia Realty Trust(b)	8,717	161,875
Agree Realty Corp.(b)	26,700	1,950,702
Brixmor Property Group, Inc.	54,328	1,414,701
CBL & Associates Properties, Inc.	5,776	146,653
Federal Realty Investment Trust	2,290	217,527
FrontView REIT, Inc.(b)	55,350	664,200
Getty Realty Corp.(b)	20,550	568,002
Kimco Realty Corp.	49,562	1,041,793
Kite Realty Group Trust	9,664	218,890
NETSTREIT Corp.(b)	47,058	796,692
NNN REIT, Inc.	34,181	1,475,936
Saul Centers, Inc.	13,144	448,736
Security	Shares	Value
Retail REITs (continued)
Scentre Group	61,171	$ 143,673
Simon Property Group, Inc.	21,017	3,378,693
Tanger, Inc.	50,978	1,558,907
Urban Edge Properties	64,302	1,199,875
Whitestone REIT	13,392	167,132
		15,553,987
Semiconductors & Semiconductor Equipment — 8.2%
ACM Research, Inc., Class A(a)	15,207	393,861
Advanced Micro Devices, Inc.(a)	40,461	5,741,416
Alpha & Omega Semiconductor Ltd.(a)	13,524	347,026
Ambarella, Inc.(a)	21,432	1,415,905
Analog Devices, Inc.(b)	9,292	2,211,682
Applied Materials, Inc.	9,708	1,777,244
Ardentec Corp.	135,000	350,670
ARM Holdings PLC, ADR(a)	1,304	210,909
ASE Technology Holding Co. Ltd.	382,000	1,916,409
ASM International NV	445	285,458
ASML Holding NV	4,459	3,573,161
ASPEED Technology, Inc.	9,000	1,463,617
Astera Labs, Inc.(a)	2,328	210,498
Axcelis Technologies, Inc.(a)	11,504	801,714
Broadcom, Inc.	88,710	24,452,911
Cohu, Inc.(a)	5,796	111,515
Credo Technology Group Holding Ltd.(a)	56,846	5,263,371
Diodes, Inc.(a)	16,106	851,846
Ichor Holdings Ltd.(a)	14,379	282,404
Impinj, Inc.(a)(b)	7,143	793,373
Intel Corp.	87,324	1,956,058
King Yuan Electronics Co. Ltd.	447,000	1,560,522
KLA Corp.	1,337	1,197,604
Lam Research Corp.	37,098	3,611,119
Marvell Technology, Inc.	45,138	3,493,681
MaxLinear, Inc.(a)	33,385	474,401
MediaTek, Inc.	122,000	5,227,536
Micron Technology, Inc.	7,909	974,784
Monolithic Power Systems, Inc.(b)	210	153,590
Nanya Technology Corp.(a)	44,000	77,112
Navitas Semiconductor Corp.(a)(b)	13,818	90,508
NVIDIA Corp.	455,422	71,952,122
Onto Innovation, Inc.(a)	17,776	1,794,132
Parade Technologies Ltd.	48,000	981,540
Penguin Solutions, Inc.(a)	11,970	237,126
Phison Electronics Corp.	99,000	1,704,526
Pixart Imaging, Inc.	73,000	573,857
Power Integrations, Inc.(b)	14,105	788,469
Qorvo, Inc.(a)	683	57,994
QUALCOMM, Inc.	31,402	5,001,082
Rambus, Inc.(a)	48,745	3,120,655
Realtek Semiconductor Corp.	73,000	1,417,732
Rigetti Computing, Inc.(a)(b)	62,015	735,498
Semtech Corp.(a)	14,879	671,638
Silicon Laboratories, Inc.(a)	5,544	816,964
SiTime Corp.(a)	6,576	1,401,214
SK Hynix, Inc.	28,238	6,084,768
STMicroelectronics NV	2,748	84,259
Synaptics, Inc.(a)	15,558	1,008,470
Taiwan Semiconductor Manufacturing Co. Ltd.	1,574,000	57,560,152
Texas Instruments, Inc.	19,184	3,982,982
Tokyo Electron Ltd.	4,900	938,396
Master Portfolio Schedule of Investments
27

Schedule of Investments (unaudited)(continued)
June 30, 2025
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Tower Semiconductor Ltd.(a)(b)	4,327	$ 187,575
Ultra Clean Holdings, Inc.(a)	18,224	411,316
		232,784,372
Software — 6.4%
8x8, Inc.(a)	46,396	90,936
A10 Networks, Inc.(b)	9,166	177,362
ACI Worldwide, Inc.(a)	45,372	2,083,029
Adobe, Inc.(a)	14,967	5,790,433
Alarm.com Holdings, Inc.(a)	32,494	1,838,186
Amplitude, Inc., Class A(a)	68,408	848,259
ANSYS, Inc.(a)	976	342,791
Appian Corp., Class A(a)	5,505	164,379
AppLovin Corp., Class A(a)	3,614	1,265,189
Asana, Inc., Class A(a)	37,323	503,861
Asseco Poland SA	989	55,552
Atlassian Corp., Class A(a)	6,306	1,280,686
Aurora Innovation, Inc., Class A(a)(b)	239,249	1,253,665
Autodesk, Inc.(a)	4,815	1,490,580
AvePoint, Inc., Class A(a)(b)	9,136	176,416
Bit Digital, Inc.(a)	72,805	159,443
Blend Labs, Inc., Class A(a)	51,417	169,676
Box, Inc., Class A(a)	46,364	1,584,258
Braze, Inc., Class A(a)	20,852	585,941
C3.ai, Inc., Class A(a)(b)	32,153	789,999
Cadence Design Systems, Inc.(a)	2,817	868,059
Cerence, Inc.(a)	25,768	263,091
Check Point Software Technologies Ltd.(a)	5,424	1,200,060
Chime Financial, Inc., Class A, Class A(a)	30,308	1,045,929
Cipher Mining, Inc.(a)(b)	58,437	279,329
Cleanspark, Inc.(a)(b)	67,434	743,797
Clear Secure, Inc., Class A	22,164	615,273
Clearwater Analytics Holdings, Inc., Class A(a)	88,931	1,950,257
Commvault Systems, Inc.(a)	9,002	1,569,319
Confluent, Inc., Class A(a)	26,384	657,753
Constellation Software, Inc./Canada	51	187,004
Core Scientific, Inc.(a)	16,953	289,388
CyberArk Software Ltd.(a)	1,240	504,531
Dassault Systemes SE	8,826	319,869
Datadog, Inc., Class A(a)	1,942	260,869
Digital Turbine, Inc.(a)	48,819	288,032
Docusign, Inc.(a)	1,843	143,551
Domo, Inc., Class B(a)	16,262	227,180
D-Wave Quantum, Inc.(a)(b)	77,248	1,130,911
Dynatrace, Inc.(a)	10,090	557,069
Elastic NV(a)	45,597	3,845,195
Expensify, Inc., Class A(a)	40,735	105,504
Fair Isaac Corp.(a)	1,286	2,350,757
Five9, Inc.(a)	14,894	394,393
Fortinet, Inc.(a)	9,183	970,827
Freshworks, Inc., Class A(a)	68,426	1,020,232
Gitlab, Inc., Class A(a)(b)	13,604	613,676
Guidewire Software, Inc.(a)	1,104	259,937
HubSpot, Inc.(a)	96	53,436
Hut 8 Corp.(a)(b)	14,212	264,343
Intapp, Inc.(a)	8,736	450,952
Intellect Design Arena Ltd.	28,777	385,655
InterDigital, Inc.(b)	7,331	1,643,830
Intuit, Inc.	7,625	6,005,679
Jamf Holding Corp.(a)	14,887	141,575
JFrog Ltd.(a)	13,790	605,105
Kingdee International Software Group Co. Ltd.(a)	24,000	47,436
Klaviyo, Inc., Series A(a)	2,459	82,573
Security	Shares	Value
Software (continued)
KPIT Technologies Ltd.	6,745	$ 99,016
LiveRamp Holdings, Inc.(a)	41,971	1,386,722
MARA Holdings, Inc.(a)	69,859	1,095,389
Marin Software, Inc.(a)(d)	268	—
Microsoft Corp.	144,469	71,860,325
MicroStrategy, Inc., Class A(a)	289	116,822
Monday.com Ltd.(a)	512	161,014
N-able, Inc.(a)	15,082	122,164
nCino, Inc.(a)	192	5,370
Nemetschek SE	912	132,233
Nice Ltd.(a)	2,043	346,315
Nutanix, Inc., Class A(a)	13,616	1,040,807
Olo, Inc., Class A(a)	55,326	492,401
Ooma, Inc.(a)	30,561	394,237
Oracle Corp.	23,823	5,208,423
Oracle Corp. Japan	1,300	154,948
Pagaya Technologies Ltd., Class A(a)(b)	13,432	286,370
Palantir Technologies, Inc., Class A(a)	43,939	5,989,764
Porch Group, Inc.(a)	24,361	287,216
PROS Holdings, Inc.(a)(b)	40,095	627,888
Q2 Holdings, Inc.(a)	16,779	1,570,347
Qualys, Inc.(a)	14,760	2,108,761
Rapid7, Inc.(a)	20,329	470,210
RingCentral, Inc., Class A(a)	19,598	555,603
Riot Platforms, Inc.(a)(b)	81,825	924,623
Rubrik, Inc., Class A(a)(b)	4,461	399,661
Sage Group PLC	14,782	253,848
Salesforce, Inc.	34,631	9,443,527
SAP SE	17,599	5,381,415
SEMrush Holdings, Inc., Class A(a)	39,103	353,882
ServiceNow, Inc.(a)	3,707	3,811,093
SoundHound AI, Inc., Class A(a)(b)	61,681	661,837
Sprinklr, Inc., Class A(a)	20,042	169,555
Sprout Social, Inc., Class A(a)	27,266	570,132
SPS Commerce, Inc.(a)	6,304	857,911
Synchronoss Technologies, Inc.(a)	1,528	10,467
Technology One Ltd.	10,398	280,285
Tenable Holdings, Inc.(a)	49,316	1,665,894
Teradata Corp.(a)	809	18,049
Terawulf, Inc.(a)(b)	70,721	309,758
Upland Software, Inc.(a)	9,814	19,137
Varonis Systems, Inc.(a)(b)	32,500	1,649,375
Verint Systems, Inc.(a)	32,004	629,519
Viant Technology, Inc., Class A(a)(b)	2,216	29,318
Workday, Inc., Class A(a)	6,145	1,474,800
Workiva, Inc., Class A(a)	25,202	1,725,077
Xero Ltd.(a)	21,515	2,545,854
Xperi, Inc.(a)	16,149	127,739
Yext, Inc.(a)	24,828	211,038
Zeta Global Holdings Corp., Class A(a)	90,661	1,404,339
		182,433,495
Specialized REITs — 0.9%
American Tower Corp.	11,742	2,595,217
Crown Castle, Inc.	4,334	445,232
CubeSmart(b)	233,153	9,909,003
Digital Realty Trust, Inc.	9,209	1,605,405
EPR Properties(b)	254	14,798
Equinix, Inc.	7,422	5,903,978
Extra Space Storage, Inc.	1,501	221,308
Four Corners Property Trust, Inc.(b)	56,830	1,529,295
Iron Mountain, Inc.	17,963	1,842,465
Lamar Advertising Co., Class A(b)	5,486	665,781
28
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialized REITs (continued)
Millrose Properties, Inc., Class A	1,151	$ 32,815
PotlatchDeltic Corp.(b)	5,815	223,122
Public Storage	2,127	624,104
Rayonier, Inc.	508	11,267
Safehold, Inc.(b)	11,740	182,674
SBA Communications Corp.	492	115,541
		25,922,005
Specialty Retail — 1.9%
1-800-Flowers.com, Inc., Class A(a)(b)	15,289	75,222
Abercrombie & Fitch Co., Class A(a)	13,899	1,151,532
Aditya Birla Fashion and Retail Ltd.(a)	115,489	100,978
Aldrees Petroleum and Transport Services Co.	14,049	477,165
America’s Car-Mart, Inc.(a)	2,765	154,951
Asbury Automotive Group, Inc.(a)	5,541	1,321,750
AutoNation, Inc.(a)	9,271	1,841,684
AutoZone, Inc.(a)	552	2,049,151
Bath & Body Works, Inc.	29,094	871,656
Best Buy Co., Inc.	13,909	933,711
Boot Barn Holdings, Inc.(a)	9,852	1,497,504
Camping World Holdings, Inc., Class A	24,934	428,615
CarMax, Inc.(a)	18,000	1,209,780
CarParts.com, Inc.(a)	94,457	69,908
Carvana Co., Class A(a)	4,812	1,621,452
Chewy, Inc., Class A(a)	5,222	222,562
Chow Tai Fook Jewellery Group Ltd.	229,200	393,002
Citi Trends, Inc.(a)	1,635	54,593
Conn’s, Inc.(a)	7,119	1
EVgo, Inc., Class A(a)	40,491	147,792
Fawaz Abdulaziz Al Hokair & Co.(a)	25,121	164,909
Five Below, Inc.(a)	8,280	1,086,170
Floor & Decor Holdings, Inc., Class A(a)	1,665	126,473
Foot Locker, Inc.(a)(b)	20,930	512,785
Gap, Inc.	37,575	819,511
Genesco, Inc.(a)(b)	5,931	116,781
Group 1 Automotive, Inc.(b)	5,676	2,478,766
Grupo SBF SA	267,432	600,517
Haverty Furniture Cos., Inc.	15,371	312,800
Home Depot, Inc.	24,611	9,023,377
Industria de Diseno Textil SA	6,682	348,578
JB Hi-Fi Ltd.	6,068	440,939
JD Sports Fashion PLC	10,049	12,254
Kingfisher PLC	7,173	28,646
Lands’ End, Inc.(a)(b)	5,724	61,304
Lithia Motors, Inc., Class A(b)	9,514	3,214,020
Lojas Renner SA	598,608	2,168,303
Lowe’s Cos., Inc.(b)	683	151,537
Monro, Inc.	16,439	245,106
Mr. Price Group Ltd.	25,869	324,316
National Vision Holdings, Inc.(a)	20,010	460,430
O’Reilly Automotive, Inc.(a)	22,745	2,050,007
Penske Automotive Group, Inc.(b)	3,794	651,847
Petco Health & Wellness Co., Inc.(a)	29,619	83,822
Pop Mart International Group Ltd.(c)	37,600	1,281,000
RealReal, Inc.(a)	22,614	108,321
Revolve Group, Inc., Class A(a)	34,064	682,983
RH(a)	1,484	280,491
Sally Beauty Holdings, Inc.(a)	23,840	220,758
Sanrio Co. Ltd.	3,600	174,080
Shift Technologies, Inc., Class A(a)(d)	304	—
Signet Jewelers Ltd.(b)	2,292	182,329
Sonic Automotive, Inc., Class A	11,972	956,922
Security	Shares	Value
Specialty Retail (continued)
Stitch Fix, Inc., Class A(a)	86,675	$ 320,698
ThredUp, Inc., Class A(a)	17,260	129,277
TJX Cos., Inc.	11,192	1,382,100
Topsports International Holdings Ltd.(c)	2,831,000	1,107,882
Trent Ltd.	12,708	921,284
Upbound Group, Inc.	23,501	589,875
Urban Outfitters, Inc.(a)	25,792	1,870,952
Victoria’s Secret & Co.(a)	26,022	481,927
Warby Parker, Inc., Class A(a)	35,888	787,024
Wayfair, Inc., Class A(a)	13,184	674,230
Winmark Corp.	1,506	568,681
Zhongsheng Group Holdings Ltd.	30,000	46,401
Zumiez, Inc.(a)	35,416	469,616
		53,343,038
Technology Hardware, Storage & Peripherals — 3.2%
Advantech Co. Ltd.	112,000	1,299,328
Apple, Inc.	277,007	56,833,526
Asustek Computer, Inc.	31,000	685,328
Canon, Inc.(b)	24,700	716,392
Corsair Gaming, Inc.(a)	12,237	115,395
Dell Technologies, Inc., Class C	559	68,534
Ennoconn Corp.	73,000	721,010
IEIT Systems Co. Ltd., Class A	163,200	1,162,948
IonQ, Inc.(a)(b)	54,634	2,347,623
King Slide Works Co. Ltd.	3,000	208,838
Lenovo Group Ltd.	240,000	289,966
Quantum Computing, Inc.(a)(b)	14,590	279,690
Samsung Electronics Co. Ltd.	373,955	16,536,890
Turtle Beach Corp.(a)	4,234	58,556
Wistron Corp.	77,000	323,959
Xiaomi Corp., Class B(a)(c)	1,264,000	9,729,938
		91,377,921
Textiles, Apparel & Luxury Goods — 0.6%
adidas AG, Class N	4,580	1,069,109
Amer Sports, Inc.(a)	28,200	1,093,032
Capri Holdings Ltd.(a)	491	8,691
Carter’s, Inc.	124	3,736
Cie Financiere Richemont SA, Class A, Registered Shares	2,584	488,977
Culp, Inc.(a)	3,659	14,380
Deckers Outdoor Corp.(a)	1,991	205,212
G-III Apparel Group Ltd.(a)	48,789	1,092,874
Hermes International SCA	426	1,154,829
Kontoor Brands, Inc.(b)	9,573	631,531
Lululemon Athletica, Inc.(a)	3,789	900,191
LVMH Moet Hennessy Louis Vuitton SE	2,586	1,353,461
Mavi Giyim Sanayi Ve Ticaret A/S, Class B(c)	47,707	46,094
Moncler SpA	614	35,023
NIKE, Inc., Class B(b)	18,387	1,306,212
Page Industries Ltd.	128	73,750
Ralph Lauren Corp., Class A	13,239	3,631,193
Skechers USA, Inc., Class A(a)	223	14,071
Steven Madden Ltd.(b)	40,972	982,509
Tapestry, Inc.	18,172	1,595,683
Titan Co. Ltd.	15,261	656,802
Under Armour, Inc., Class C(a)	626	4,063
Unifi, Inc.(a)	3,990	20,828
VF Corp.(b)	40,715	478,401
Wolverine World Wide, Inc.(b)	13,160	237,933
		17,098,585
Master Portfolio Schedule of Investments
29

Schedule of Investments (unaudited)(continued)
June 30, 2025
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Tobacco — 0.5%
British American Tobacco PLC	54,416	$ 2,587,280
Imperial Brands PLC	11,315	447,057
ITC Ltd.	267,592	1,299,548
Japan Tobacco, Inc.(b)	54,500	1,605,538
KT&G Corp.	4,841	456,925
Philip Morris International, Inc.	43,191	7,866,377
Turning Point Brands, Inc.(b)	6,031	456,969
		14,719,694
Trading Companies & Distributors — 0.5%
Air Lease Corp., Class A	1,973	115,401
Ashtead Group PLC	4,821	309,151
BlueLinx Holdings, Inc.(a)	6,564	488,230
Boise Cascade Co.	18,065	1,568,403
Bunzl PLC	11,373	362,417
Core & Main, Inc., Class A(a)	3,107	187,508
DNOW, Inc.(a)	82,439	1,222,570
DXP Enterprises, Inc.(a)	4,426	387,939
FTAI Aviation Ltd.	11,066	1,273,033
GATX Corp.(b)	10,022	1,538,978
Global Industrial Co.	8,857	239,228
GMS, Inc.(a)	6,753	734,389
Herc Holdings, Inc.(b)	11,681	1,538,271
IndiaMart InterMesh Ltd.(c)	28,513	864,194
Karat Packaging, Inc.	2,753	77,525
McGrath RentCorp	6,526	756,755
MRC Global, Inc.(a)	34,694	475,655
Rush Enterprises, Inc., Class A(b)	27,369	1,409,777
Sumitomo Corp.	17,200	443,875
Xometry, Inc., Class A(a)(b)	11,659	393,958
		14,387,257
Transportation Infrastructure — 0.2%
Adani Ports & Special Economic Zone Ltd.	36,266	613,400
Aena SME SA(c)	5,190	138,541
Aeroports de Paris SA	465	58,298
Forward Air Corp.(a)(b)	4,599	112,859
Getlink SE	1,653	31,910
Grupo Aeroportuario del Centro Norte SAB de C.V., ADR	2,040	215,220
Grupo Aeroportuario del Centro Norte SAB de C.V., Class B	17,910	235,275
Grupo Aeroportuario del Pacifico SAB de C.V., ADR	127	29,162
Grupo Aeroportuario del Pacifico SAB de C.V., Class B	24,261	556,899
International Container Terminal Services, Inc.	168,640	1,229,445
Saudi Ground Services Co.	8,518	111,134
Taiwan High Speed Rail Corp.	230,000	222,376
Transurban Group	83,015	763,818
		4,318,337
Water Utilities — 0.1%
California Water Service Group	16,823	765,110
Cia de Saneamento de Minas Gerais Copasa MG	136,409	702,244
Severn Trent PLC	2,583	97,049
SJW Group	12,740	662,098
United Utilities Group PLC	6,343	99,602
		2,326,103
Wireless Telecommunication Services — 0.6%
Advanced Info Service PCL, NVDR	399,700	3,425,886
America Movil SAB de C.V., Series B	1,356,634	1,213,159
Bharti Airtel Ltd.	211,124	4,949,604
Bharti Hexacom Ltd.	9,750	221,728
Security	Shares	Value
Wireless Telecommunication Services (continued)
China United Network Communications Ltd., Class A	131,600	$ 98,235
Maxis Bhd	416,300	357,145
Mobile Telecommunications Co. Saudi Arabia	32,555	93,606
MTN Group Ltd.	124,130	988,103
SK Telecom Co. Ltd.	23,846	1,003,285
SoftBank Corp.	1,549,900	2,400,719
Spok Holdings, Inc.	9,045	159,916
Tele2 AB, B Shares	9,086	132,632
Telephone and Data Systems, Inc.	39,029	1,388,652
Vodafone Idea Ltd.(a)	1,750,549	151,585
		16,584,255
Total Common Stocks — 87.8% (Cost: $1,999,578,619)		2,485,320,085
Preferred Securities
Preferred Stocks — 0.4%
Banks — 0.3%
Banco Bradesco SA	780,667	2,418,256
Itau Unibanco Holding SA	695,481	4,729,900
		7,148,156
Metals & Mining — 0.0%
Gerdau SA	86,924	255,984
Oil, Gas & Consumable Fuels — 0.1%
Petroleo Brasileiro SA - Petrobras	544,118	3,142,667
Real Estate Management & Development — 0.0%
Brookfield Property Preferred LP, 07/26/81	7	104
		10,546,911
Total Preferred Securities — 0.4% (Cost: $9,110,719)		10,546,911
Rights
Biotechnology — 0.0%
Albireo Pharma, Inc., CVR(d)	1,592	5,668
Catalyst Biosciences, Inc., CVR(b)(d)	6,436	—
Chinook Therapeutics, CVR(d)	3,288	526
Inhibrx, Inc., CVR(d)	4,627	5,321
Kinnate Biopharma, Inc., CVR(b)	3,570	222
Korro Bio, Inc., CVR(d)	4,657	—
Mirati Therapeutics, Inc. CVR(d)	144	108
Prevail Therapeutics, CVR(d)	1,105	553
Q32 Bio, CVR	6,560	264
Surface Oncology, Inc., CVR	4,415	414
		13,076
Consumer Staples Distribution & Retail — 0.0%
Eli Lilly and Company, CVR(d)	1,837	—
Health Care Equipment & Supplies — 0.0%
Abiomed, Inc., CVR(d)	134	296
Metals & Mining — 0.0%
Pan American Silver Corp.	16,660	4,082
Paper & Forest Products — 0.0%
Resolute Forest Products, Inc., CVR(d)	3,951	3,674
30
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Pharmaceuticals — 0.0%
Flexion Therapeutics, CVR(d)	3,275	$ 917
Total Rights — 0.0% (Cost: $18,622)		22,045
Warrants
Real Estate Management & Development(a) — 0.0%
Altisource Portfolio Solutions SA, (Issued 02/14/25, Exercisable 02/14/26, 0.20 Share for 1 Warrant, Expires 04/30/32, Strike Price USD 15.60)	4,699	2,350
Altisource Portfolio Solutions SA, (Issued 02/14/25, Exercisable 02/15/26, 0.20 Share for 1 Warrant, Expires 04/02/29, Strike Price USD 15.60)	4,699	2,396
		4,746
Total Warrants — 0.0% (Cost: $ — )		4,746
Total Long-Term Investments — 88.2% (Cost: $2,008,707,960)		2,495,893,787
Short-Term Securities
Money Market Funds — 17.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.47%(e)(f)(g)	160,134,499	160,198,552
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(e)(f)	335,885,740	335,885,741
Total Short-Term Securities — 17.5% (Cost: $496,053,335)		496,084,293
Total Investments — 105.7% (Cost: $2,504,761,295)		2,991,978,080
Liabilities in Excess of Other Assets — (5.7)%		(162,189,111)
Net Assets — 100.0%		$ 2,829,788,969

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Master Portfolio.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Master Portfolio for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Master Portfolio during the six months ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares Held at 06/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 128,226,189	$ 31,991,932 (a)	$ —	$ (8,007)	$ (11,562)	$ 160,198,552	160,134,499	$ 234,011 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	330,728,909	5,156,832 (a)	—	—	—	335,885,741	335,885,740	5,716,810	—
				$ (8,007)	$ (11,562)	$ 496,084,293		$ 5,950,821	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Master Portfolio Schedule of Investments
31

Schedule of Investments (unaudited)(continued)
June 30, 2025
Diversified Equity Master Portfolio

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-mini Russell 2000 Index	41	09/19/25	$ 4,493	$ 130,612
MSCI Emerging Markets Index	661	09/19/25	40,767	1,037,038
S&P 500 E-Mini Index	363	09/19/25	113,506	2,825,269
				3,992,919
Short Contracts
E-mini Russell 2000 Index	243	09/19/25	26,629	(409,955)
MSCI EAFE Index	132	09/19/25	17,699	(231,775)
				(641,730)
				$ 3,351,189
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	26,355	CNH	188,639	Bank of America N.A.	07/02/25	$ 3
CHF	4,050,000	USD	4,980,821	Toronto-Dominion Bank	09/17/25	172,703
EUR	3,570,000	USD	4,156,847	Barclays Bank PLC	09/17/25	69,826
EUR	7,818,000	USD	8,958,490	Barclays Bank PLC	09/17/25	297,569
EUR	2,829,000	USD	3,332,495	Toronto-Dominion Bank	09/17/25	16,876
GBP	4,115,000	USD	5,567,988	Barclays Bank PLC	09/17/25	83,233
SEK	39,960,000	USD	4,180,016	Toronto-Dominion Bank	09/17/25	64,963
SGD	2,078,000	USD	1,622,885	Toronto-Dominion Bank	09/17/25	20,538
USD	4,650,583	JPY	661,364,000	Barclays Bank PLC	09/17/25	18,227
						743,938
USD	3,651,832	AUD	5,639,000	Toronto-Dominion Bank	09/17/25	(65,358)
USD	6,150,070	CAD	8,393,000	Barclays Bank PLC	09/17/25	(37,081)
USD	1,751,459	CHF	1,422,000	Toronto-Dominion Bank	09/17/25	(58,001)
USD	2,397,466	EUR	2,090,000	Morgan Stanley & Co. International PLC	09/17/25	(76,973)
USD	108,656	NOK	1,102,000	Barclays Bank PLC	09/17/25	(727)
USD	36,170	NZD	60,000	Morgan Stanley & Co. International PLC	09/17/25	(497)
						(238,637)
						$ 505,301
OTC Total Return Swaps
Paid by the Master Portfolio		Received by the Master Portfolio
Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-day SOFR plus 0.50%, 4.45%	At Termination	Russell 1000 Index Total Return (RU10INTR)	At Termination	Goldman Sachs International	N/A	07/22/25	USD	45,849	$ 7,717,816	$ —	$ 7,717,816
1-day SOFR plus 0.44%, 4.45%	At Termination	Russell 1000 Index Total Return (RU10INTR)	At Termination	BNP Paribas SA	N/A	07/30/25	USD	172,262	29,489,428	—	29,489,428
1-day SOFR plus 0.50%, 4.45%	At Termination	Russell 1000 Index Total Return (RU10INTR)	At Termination	Merrill Lynch International	N/A	08/29/25	USD	203,581	9,474,643	—	9,474,643
32
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
Diversified Equity Master Portfolio

OTC Total Return Swaps (continued)
Paid by the Master Portfolio		Received by the Master Portfolio
Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Russell 2000 Index Total Return (RU20INTR)	Quarterly	1-day SOFR plus 0.44%, 4.45%	Quarterly	Merrill Lynch International	N/A	10/06/25	USD	53,058	$ (10,318,612)	$ —	$ (10,318,612)
1-day SOFR plus 0.78%, 4.45%	Quarterly	Russell 1000 Index Total Return (RU10INTR)	Quarterly	Citibank N.A.	N/A	10/06/25	USD	116,162	25,558,801	—	25,558,801
MSCI Emerging Markets (Net Return)	Quarterly	1-day SOFR plus 0.56%, 4.45%	Quarterly	Merrill Lynch International	N/A	10/31/25	USD	147,396	(14,420,381)	—	(14,420,381)
1-day SOFR plus 0.91%, 4.45%	Quarterly	Russell 1000 Index Total Return (RU10INTR)	Quarterly	Goldman Sachs International	N/A	10/31/25	USD	199,526	21,716,423	—	21,716,423
1-day SOFR plus 0.92%, 4.45%	Quarterly	Russell 1000 Index Total Return (RU10INTR)	Quarterly	BNP Paribas SA	N/A	11/07/25	USD	687,266	66,404,735	—	66,404,735
MSCI EAFE Index Net	Quarterly	1-day SOFR plus 0.30%, 4.45%	Quarterly	JPMorgan Chase Bank N.A.	N/A	01/22/26	USD	17,983	(1,764,315)	—	(1,764,315)
MSCI Emerging Markets (Net Return)	Quarterly	1-day SOFR plus 0.30%, 4.45%	Quarterly	JPMorgan Chase Bank N.A.	N/A	01/22/26	USD	95,357	(13,185,596)	—	(13,185,596)
Russell 2000 Index Total Return (RU20INTR)	Quarterly	1-day SOFR plus 0.65%, 4.45%	Quarterly	Merrill Lynch International	N/A	01/22/26	USD	49,728	(7,197,615)	—	(7,197,615)
Russell 2000 Index Total Return (RU20INTR)	Quarterly	1-day SOFR plus 0.51%, 4.45%	Quarterly	Merrill Lynch International	N/A	01/30/26	USD	66,324	(6,795,585)	—	(6,795,585)
MSCI EAFE Index Net	Quarterly	1-day SOFR plus 0.32%, 4.45%	Quarterly	JPMorgan Chase Bank N.A.	N/A	02/06/26	USD	103,848	(4,800,992)	—	(4,800,992)
Russell 2000 Index Total Return (RU20INTR)	Quarterly	1-day SOFR plus 0.50%, 4.45%	Quarterly	Merrill Lynch International	N/A	02/06/26	USD	234,876	(21,718,832)	—	(21,718,832)
Russell 2000 Index Total Return (RU20INTR)	Quarterly	1-day SOFR plus 0.57%, 4.45%	Quarterly	JPMorgan Chase Bank N.A.	N/A	02/06/26	USD	156,634	(14,467,118)	—	(14,467,118)
MSCI Emerging Markets (Net Return)	Quarterly	1-day SOFR plus 0.29%, 4.45%	Quarterly	UBS AG	N/A	03/04/26	USD	70,408	(3,047,348)	—	(3,047,348)
MSCI EAFE Index Net	Quarterly	1-day SOFR plus 0.28%, 4.45%	Quarterly	Citibank N.A.	N/A	04/30/26	USD	54,390	(3,303,381)	(21,167)	(3,282,214)
Russell 2000 Index Total Return (RU20INTR)	Quarterly	1-day SOFR plus 0.40%, 4.45%	Quarterly	Goldman Sachs International	N/A	04/30/26	USD	37,454	(3,844,591)	—	(3,844,591)
MSCI Emerging Markets (Net Return)	Quarterly	1-day SOFR plus 0.08%, 4.45%	Quarterly	JPMorgan Chase Bank N.A.	N/A	05/08/26	USD	227,380	(17,963,497)	—	(17,963,497)
									$ 37,533,983	$ (21,167)	$ 37,555,150
Master Portfolio Schedule of Investments
33

Schedule of Investments (unaudited)(continued)
June 30, 2025
Diversified Equity Master Portfolio

Equity Swap contracts
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a)
Vanguard Russell 1000 Index Fund ETF	Citibank N.A.	$ 10,708	02/24/28	0.20%	1D OBFR01	Monthly	$ 526
Total long positions of equity swaps							526
Short Contracts(b)
iShares MSCI EAFE ETF	Bank of America N.A.	(9,332)	02/15/28	(0.15)%	1D OBFR01	Monthly	(143)
iShares MSCI Emerging Markets ETF	Bank of America N.A.	(9,682)	02/15/28	(0.15)%	1D OBFR01	Monthly	(207)
iShares Russell 2000 ETF	Bank of America N.A.	(9,696)	02/15/28	(0.15)%	1D OBFR01	Monthly	(231)
Total short positions of equity swaps							(581)
Total long and short positions of equity swaps							(55)
Net dividends and financing fees							(249)
Total equity swap contracts including dividends and financing fees							$ (304)

(a)
The Master Portfolio receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

(b)
The Master Portfolio pays the total return on a reference entity and receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

Balances Reported in the Statement of Assets and Liabilities for OTC Swaps
Description	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swaps	$ —	$ (21,167)	$ 160,362,372	$ (122,807,526)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 3,992,919	$ —	$ —	$ —	$ 3,992,919
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	743,938	—	—	743,938
Swaps — OTC Unrealized appreciation on OTC swaps; Swap premiums paid	—	—	160,362,372	—	—	—	160,362,372
	$ —	$ —	$ 164,355,291	$ 743,938	$ —	$ —	$ 165,099,229
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 641,730	$ —	$ —	$ —	$ 641,730
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	238,637	—	—	238,637
Swaps — OTC Unrealized depreciation on OTC swaps; Swap premiums received	—	—	122,828,693	—	—	—	122,828,693
	$ —	$ —	$ 123,470,423	$ 238,637	$ —	$ —	$ 123,709,060

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Master Portfolio Schedule of Investments. In the
Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in net unrealized appreciation (depreciation).

34
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
Diversified Equity Master Portfolio

For the period ended June 30, 2025, the effect of derivative financial instruments in the Statement of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ (22,247,532)	$ —	$ —	$ —	$ (22,247,532)
Forward foreign currency exchange contracts	—	—	—	271,498	—	—	271,498
Swaps	—	—	11,609,711	—	—	—	11,609,711
	$ —	$ —	$ (10,637,821)	$ 271,498	$ —	$ —	$ (10,366,323)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ 7,901,687	$ —	$ —	$ —	$ 7,901,687
Forward foreign currency exchange contracts	—	—	—	829,785	—	—	829,785
Swaps	—	—	(2,542,027)	—	—	—	(2,542,027)
	$ —	$ —	$ 5,359,660	$ 829,785	$ —	$ —	$ 6,189,445
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$242,599,190
Average notional value of contracts — short	61,721,305
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	20,231,751
Average amounts sold — in USD	21,652,330
Total return swaps:
Average notional value	2,749,778,564
Equity swaps:
Average notional value — long	5,354
Average notional value — short	14,355
For more information about the Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
The Master Portfolio’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 624,455	$ 44,481
Forward foreign currency exchange contracts	743,938	238,637
Swaps — OTC(a)	160,362,372	122,828,693
Total derivative assets and liabilities in the Statement of Assets and Liabilities	161,730,765	123,111,811
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(624,455)	(44,481)
Total derivative assets and liabilities subject to an MNA	$ 161,106,310	$ 123,067,330

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statement of Assets and Liabilities.
The following table presents the Master Portfolio’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Master Portfolio:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Bank of America N.A.	$ 3	$ (3)	$ —	$ —	$ —
Barclays Bank PLC	468,855	(37,808)	—	—	431,047
BNP Paribas SA	95,894,163	—	—	(90,340,000)	5,554,163
Citibank N.A.	25,559,327	(3,303,381)	—	(21,300,000)	955,946
Goldman Sachs International	29,434,239	(3,844,591)	—	(24,300,000)	1,289,648
Master Portfolio Schedule of Investments
35

Schedule of Investments (unaudited)(continued)
June 30, 2025
Diversified Equity Master Portfolio

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Merrill Lynch International	$ 9,474,643	$ (9,474,643)	$ —	$ —	$ —
Toronto-Dominion Bank	275,080	(123,359)	—	—	151,721
	$ 161,106,310	$ (16,783,785)	$ —	$ (135,940,000)	$ 8,382,525

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(c)(e)
Bank of America N.A.	$ 581	$ (3)	$ —	$ (578)	$ —
Barclays Bank PLC	37,808	(37,808)	—	—	—
Citibank N.A.	3,303,381	(3,303,381)	—	—	—
Goldman Sachs International	3,844,591	(3,844,591)	—	—	—
JPMorgan Chase Bank N.A.	52,181,518	—	—	(52,181,518)	—
Merrill Lynch International	60,451,025	(9,474,643)	—	—	50,976,382
Morgan Stanley & Co. International PLC	77,470	—	—	—	77,470
Toronto-Dominion Bank	123,359	(123,359)	—	—	—
UBS AG	3,047,348	—	—	(3,047,348)	—
	$ 123,067,081	$ (16,783,785)	$ —	$ (55,229,444)	$ 51,053,852

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount receivable from the counterparty in the event of default.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 22,301,393	$ 9,049,087	$ —	$ 31,350,480
Air Freight & Logistics	14,644,871	2,848,634	—	17,493,505
Automobile Components	10,204,519	1,768,293	—	11,972,812
Automobiles	17,232,898	18,408,680	—	35,641,578
Banks	119,902,808	110,278,217	18	230,181,043
Beverages	11,966,425	3,726,400	—	15,692,825
Biotechnology	81,759,280	7,143,445	21,708	88,924,433
Broadline Retail	46,001,177	29,351,370	—	75,352,547
Building Products	8,352,549	73,092	—	8,425,641
Capital Markets	76,500,825	21,096,271	—	97,597,096
Chemicals	10,596,718	7,104,645	1	17,701,364
Commercial Services & Supplies	23,347,542	1,106,080	—	24,453,622
Communications Equipment	18,846,246	6,201,044	—	25,047,290
Construction & Engineering	20,449,532	10,490,651	—	30,940,183
Construction Materials	1,189,979	4,225,421	—	5,415,400
Consumer Finance	18,410,580	305,421	—	18,716,001
Consumer Staples Distribution & Retail	49,025,641	8,077,842	—	57,103,483
Containers & Packaging	3,540,980	—	—	3,540,980
Distributors	157,429	—	—	157,429
36
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
Diversified Equity Master Portfolio

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Diversified Consumer Services	$ 12,302,630	$ 415,279	$ —	$ 12,717,909
Diversified REITs	4,365,957	244,221	—	4,610,178
Diversified Telecommunication Services	17,251,735	6,625,911	—	23,877,646
Electric Utilities	23,632,078	6,834,334	—	30,466,412
Electrical Equipment	12,603,499	8,833,594	—	21,437,093
Electronic Equipment, Instruments & Components	29,657,518	12,486,509	—	42,144,027
Energy Equipment & Services	13,932,353	92,011	—	14,024,364
Entertainment	21,530,189	6,757,284	—	28,287,473
Financial Services	47,532,225	8,826,007	—	56,358,232
Food Products	6,331,700	4,656,840	—	10,988,540
Gas Utilities	7,570,917	904,883	—	8,475,800
Ground Transportation	7,843,613	—	—	7,843,613
Health Care Equipment & Supplies	29,088,936	229,979	—	29,318,915
Health Care Providers & Services	52,777,205	4,502,457	—	57,279,662
Health Care REITs	6,408,124	—	—	6,408,124
Health Care Technology	6,878,296	669,006	—	7,547,302
Hotel & Resort REITs	2,847,960	—	—	2,847,960
Hotels, Restaurants & Leisure	42,513,147	12,738,005	—	55,251,152
Household Durables	22,124,746	9,624,815	—	31,749,561
Household Products	4,064,372	129,578	—	4,193,950
Independent Power and Renewable Electricity Producers	258,172	2,336,513	—	2,594,685
Industrial Conglomerates	1,904,262	4,910,417	—	6,814,679
Industrial REITs	1,897,455	69,731	—	1,967,186
Insurance	34,833,894	35,536,820	—	70,370,714
Interactive Media & Services	69,638,637	34,396,077	—	104,034,714
IT Services	17,981,330	15,378,557	—	33,359,887
Leisure Products	1,942,792	—	—	1,942,792
Life Sciences Tools & Services	8,763,821	1,504,540	—	10,268,361
Machinery	33,899,903	8,459,065	—	42,358,968
Marine Transportation	1,585,352	1,870,949	—	3,456,301
Media	9,104,651	729,567	—	9,834,218
Metals & Mining	20,279,625	19,020,032	86	39,299,743
Mortgage Real Estate Investment Trusts (REITs)	849,143	—	—	849,143
Multi-Utilities	8,282,587	6,195,663	—	14,478,250
Office REITs	2,314,997	—	—	2,314,997
Oil, Gas & Consumable Fuels	54,036,583	22,767,010	—	76,803,593
Passenger Airlines	11,222,086	1,511,399	—	12,733,485
Personal Care Products	1,374,049	2,716,140	—	4,090,189
Pharmaceuticals	50,472,461	18,057,335	—	68,529,796
Professional Services	26,558,680	9,168,570	—	35,727,250
Real Estate Management & Development	5,156,449	11,100,605	—	16,257,054
Residential REITs	4,849,406	—	—	4,849,406
Retail REITs	15,410,314	143,673	—	15,553,987
Semiconductors & Semiconductor Equipment	148,984,657	83,799,715	—	232,784,372
Software	172,431,069	10,002,426	—	182,433,495
Specialized REITs	25,922,005	—	—	25,922,005
Specialty Retail	47,521,604	5,821,434	—	53,343,038
Technology Hardware, Storage & Peripherals	59,703,324	31,674,597	—	91,377,921
Textiles, Apparel & Luxury Goods	12,220,540	4,878,045	—	17,098,585
Tobacco	8,323,346	6,396,348	—	14,719,694
Trading Companies & Distributors	12,407,620	1,979,637	—	14,387,257
Transportation Infrastructure	1,149,415	3,168,922	—	4,318,337
Water Utilities	2,129,452	196,651	—	2,326,103
Wireless Telecommunication Services	2,761,727	13,822,528	—	16,584,255
Preferred Securities
Preferred Stocks	10,546,911	—	—	10,546,911
Rights
Biotechnology	—	900	12,176	13,076
Consumer Staples Distribution & Retail	—	—	—	—
Health Care Equipment & Supplies	—	—	296	296
Metals & Mining	4,082	—	—	4,082
Paper & Forest Products	—	—	3,674	3,674
Master Portfolio Schedule of Investments
37

Schedule of Investments (unaudited)(continued)
June 30, 2025
Diversified Equity Master Portfolio

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Rights (continued)
Pharmaceuticals	$ —	$ —	$ 917	$ 917
Warrants	4,746	—	—	4,746
Short-Term Securities
Money Market Funds	496,084,293	—	—	496,084,293
	$2,308,500,032	$683,439,172	$38,876	$2,991,978,080
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 3,992,919	$ 160,362,372	$ —	$ 164,355,291
Foreign Currency Exchange Contracts	—	743,938	—	743,938
Liabilities
Equity Contracts	(641,730)	(122,807,526)	—	(123,449,256)
Foreign Currency Exchange Contracts	—	(238,637)	—	(238,637)
	$3,351,189	$38,060,147	$—	$41,411,336

(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See master portfolio notes to financial statements.
38
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Statement of Assets and Liabilities (unaudited)
June 30, 2025

Diversified Equity Master Portfolio
ASSETS
Investments, at value — unaffiliated(a)(b)	$ 2,495,893,787
Investments, at value — affiliated(c)	496,084,293
Cash pledged:
Collateral — OTC derivatives	109,070,000
Futures contracts	8,504,000
Foreign currency, at value(d)	1,138,175
Receivables:
Investments sold	774
Securities lending income — affiliated	39,122
Dividends — unaffiliated	3,232,218
Dividends — affiliated	1,117,185
Variation margin on futures contracts	624,455
Unrealized appreciation on:
Forward foreign currency exchange contracts	743,938
OTC swaps	160,362,372
Prepaid expenses	3,564
Total assets	3,276,813,883
LIABILITIES
Bank overdraft	303,096
Cash received as collateral for OTC derivatives	135,940,000
Collateral on securities loaned	160,266,740
Payables:
Administration fees	227,162
Withdrawals to investors	25,204,842
Deferred foreign capital gain tax	1,854,320
Investment advisory fees	92,193
Trustees’ fees	5,748
Professional fees	19,002
Variation margin on futures contracts	44,481
Swap premiums received	21,167
Unrealized depreciation on:
Forward foreign currency exchange contracts	238,637
OTC swaps	122,807,526
Total liabilities	447,024,914
Commitments and contingent liabilities
NET ASSETS	$ 2,829,788,969
NET ASSETS CONSIST OF
Investors’ capital	$ 2,302,999,837
Net unrealized appreciation (depreciation)	526,789,132
NET ASSETS	$ 2,829,788,969
(a) Investments, at cost—unaffiliated	$2,008,707,959
(b) Securities loaned, at value	$156,662,755
(c) Investments, at cost—affiliated	$496,053,336
(d) Foreign currency, at cost	$1,128,688
See master portfolio notes to financial statements.
Master Portfolio Statement of Assets and Liabilities
39

Statement of Operations (unaudited)
Six Months Ended June 30, 2025

Diversified Equity Master Portfolio
INVESTMENT INCOME
Dividends — unaffiliated	$22,698,698
Dividends — affiliated	5,716,810
Interest — unaffiliated	359,965
Securities lending income — affiliated — net	234,011
Foreign taxes withheld	(1,810,235)
Total investment income	27,199,249
EXPENSES
Investment advisory	3,197,487
Administration	1,311,624
Trustees	13,200
Professional	11,372
Total expenses excluding interest expense	4,533,683
Interest expense — unaffiliated	1,108
Total expenses	4,534,791
Less:
Fees waived and/or reimbursed by the Administrator	(1,311,624)
Fees waived and/or reimbursed by the Manager	(1,363,673)
Total expenses after fees waived and/or reimbursed	1,859,494
Net investment income	25,339,755
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated(a)	24,730,620
Investments — affiliated	(8,007)
Forward foreign currency exchange contracts	271,498
Foreign currency transactions	12,868
Futures contracts	(22,247,532)
Swaps	11,609,711
14,369,158
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated(b)	122,245,118
Investments — affiliated	(11,562)
Forward foreign currency exchange contracts	829,785
Foreign currency translations	53,618
Futures contracts	7,901,687
Swaps	(2,542,027)
128,476,619
Net realized and unrealized gain	142,845,777
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$168,185,532
(a) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$(54,649)
(b) Net of increase in deferred foreign capital gain tax of	$(963,057)
See master portfolio notes to financial statements.
40
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	Diversified Equity Master Portfolio
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$25,339,755	$38,761,399
Net realized gain	14,369,158	252,762,188
Net change in unrealized appreciation (depreciation)	128,476,619	179,280,101
Net increase in net assets resulting from operations	168,185,532	470,803,688
CAPITAL TRANSACTIONS
Proceeds from contributions	224,721,214	612,267,384
Value of withdrawals	(108,997,384)	(118,634,937)
Net increase in net assets derived from capital transactions	115,723,830	493,632,447
NET ASSETS
Total increase in net assets	283,909,362	964,436,135
Beginning of period	2,545,879,607	1,581,443,472
End of period	$2,829,788,969	$2,545,879,607
See master portfolio notes to financial statements.
Master Portfolio Statements of Changes in Net Assets
41

Financial Highlights
(unaudited)

Diversified Equity Master Portfolio
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Total Return
Total return	6.53%(a)	25.62%	26.72%	(19.12)%	27.62%	19.60%
Ratios to Average Net Assets(b)
Total expenses	0.35%(c)	0.35%	0.36%	0.36%	0.35%	0.36%
Total expenses after fees waived and/or reimbursed	0.14%(c)	0.14%	0.15%	0.15%	0.15%	0.15%
Net investment income	1.93%(c)	1.80%	2.07%	1.80%	1.28%	1.52%
Supplemental Data
Net assets, end of period (000)	$2,829,789	$2,545,880	$1,581,443	$795,772	$957,842	$733,804
Portfolio turnover rate	71%	113%	125%	117%	127%	150%

(a)	Not annualized.
(b)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(c)	Annualized.
See master portfolio notes to financial statements.
42
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited)

1.
ORGANIZATION
Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. MIP is organized as a Delaware statutory trust. Diversified Equity Master Portfolio (the “Master Portfolio”) is a series of MIP. The Master Portfolio is classified as diversified.
The Master Portfolio, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Master Portfolio is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.  Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.  Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: The Master Portfolio’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Master Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments.  The Master Portfolio reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Master Portfolio may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Master Portfolio invests. These foreign taxes, if any, are paid by the Master Portfolio and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2025, if any, are disclosed in the Statement of Assets and Liabilities.
The Master Portfolio files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Master Portfolio may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Master Portfolio may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Master Portfolio may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Master Portfolio is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Master Portfolio may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.
Other:  Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Master Portfolio’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Master Portfolio. The CODM has concluded that the Master Portfolio operates as a single operating segment since the Master Portfolio
Master Portfolio Notes to Financial Statements
43

Notes to Financial Statements (unaudited) (continued)

has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Master Portfolio’s financial statements.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Master Portfolio is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of MIP (the “Board”) has approved the designation of the Master Portfolio’s Manager as the valuation designee for the Master Portfolio.  The Master Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Master Portfolio’s assets and liabilities:
•Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
•Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
•Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
•Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return and equity swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Master Portfolio uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
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Notes to Financial Statements (unaudited) (continued)

(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by the Master Portfolio. Certain information made available by a Private Company is as of a date that is earlier than the date the Master Portfolio is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Master Portfolio could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that the Master Portfolio has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Securities Lending: The Master Portfolio may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio, or excess collateral returned by the Master Portfolio, on the next business day. During the term of the loan, the Master Portfolio is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Master Portfolio, except in the event of borrower default. The securities on loan, if any, are disclosed in the Master Portfolio’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Master Portfolio under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Master Portfolio, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party.
Master Portfolio Notes to Financial Statements
45

Notes to Financial Statements (unaudited) (continued)

However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the Master Portfolio’s securities on loan by counterparty which are subject to offset under an MSLA:
Master Portfolio Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount(b)
Diversified Equity Master Portfolio
	$ —	$ —	$ —	$ —
Barclays Bank PLC	8,600,402	(8,600,402)	—	—
BNP Paribas SA	46,176,897	(46,176,897)	—	—
BofA Securities, Inc.	6,971,539	(6,971,539)	—	—
Citadel Clearing LLC	290,976	(290,976)	—	—
Citigroup Global Markets, Inc.	2,654,344	(2,654,344)	—	—
Goldman Sachs & Co. LLC	1,877,624	(1,877,624)	—	—
HSBC Bank PLC	1,612,002	(1,612,002)	—	—
J.P. Morgan Securities LLC	24,944,062	(24,944,062)	—	—
Jefferies LLC	7,958,415	(7,958,415)	—	—
Morgan Stanley	28,766,366	(28,766,366)	—	—
Pershing LLC	69,791	(69,791)	—	—
Scotia Capital (USA), Inc.	1,004,059	(1,003,909)	—	150
State Street Bank & Trust Co.	1,062,018	(1,062,018)	—	—
Toronto-Dominion Bank	1,094,740	(1,094,740)	—	—
UBS AG	5,530,229	(5,530,229)	—	—
UBS Securities LLC	1,972,757	(1,972,757)	—	—
Virtu Americas LLC	1,292,680	(1,292,680)	—	—
Wells Fargo Bank N.A.	6,266,234	(6,266,234)	—	—
Wells Fargo Securities LLC	8,517,620	(8,517,620)	—	—
	$ 156,662,755	$ (156,662,605)	$ —	$ 150

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Master Portfolio is disclosed in the
Master Portfolio’s Statement of Assets and Liabilities.

(b)
The market value of the loaned securities is determined as of June 30, 2025. Additional collateral is delivered to the Master Portfolio on the next business day in accordance with the
MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Master Portfolio benefits from a borrower default indemnity provided by BlackRock Finance, Inc.. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Master Portfolio could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Master Portfolio.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Master Portfolio and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Master Portfolio and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”).  Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
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Notes to Financial Statements (unaudited) (continued)

Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Master Portfolio are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statement of Assets and Liabilities. The Master Portfolio’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Master Portfolio.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Master Portfolio and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of  Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Master Portfolio’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Master Portfolio’s counterparty on the swap. The Master Portfolio is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of  Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.
•Equity and Total return swaps — Equity and total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Equity swaps are designed to function as direct economic investments in long or short equity positions. This means that the Fund will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid. Equity swaps incur interest charges and credits (“financing fees”) related to the notional value of the position. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread.
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund[s] receive[s] payment from or make[s] a payment to the counterparty.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Master Portfolio may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Master Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Master Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Master Portfolio and the counterparty.
Cash collateral that has been pledged to cover obligations of the Master Portfolio and cash collateral received from the counterparty, if any, is reported separately in the Statement  of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Master Portfolio, if any, is
Master Portfolio Notes to Financial Statements
47

Notes to Financial Statements (unaudited) (continued)

noted in the Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Master Portfolio.  Any additional required collateral is delivered to/pledged by the Master Portfolio on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Master Portfolio generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Master Portfolio from the counterparties are not fully collateralized, the Master Portfolio bears the risk of loss from counterparty non-performance. Likewise, to the extent the Master Portfolio has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty,  the Master Portfolio bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Master Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.
For such services, the Master Portfolio pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Master Portfolio’s net assets:
Average Daily Net Assets	Investment Advisory Fees
First $1 billion	0.25%
$1 billion — $3 billion	0.24
$3 billion — $5 billion	0.23
$5 billion — $10 billion	0.22
Greater than $10 billion	0.21
MIP, on behalf of the Master Portfolio, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL”), to provide general administrative services (other than investment advice and related portfolio activities). BAL has agreed to bear all of the Master Portfolio’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Master Portfolio. BAL may delegate certain of its administration duties to sub-administrators. BAL is entitled to receive for these administrative services an annual fee of 0.10% based on the average daily net assets of the Master Portfolio.
From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Master Portfolio and, accordingly, have a favorable impact on its performance.
Expense Waivers and Reimbursements:  The Manager has contractually agreed to waive 0.095% of the investment advisory fees payable by the Master Portfolio through June 30, 2026. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2025, the Manager waived $1,246,043 pursuant to this agreement.
BAL contractually agreed to waive all of its administration fees payable by the Master Portfolio. This amount is included in fees waived and/or reimbursed by the Administrator in the Statement of Operations. For the six months ended June 30, 2025, the amount waived was $1,311,624.
The fees and expenses of MIP’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Master Portfolio’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolio. Each of BAL and BFA has contractually agreed to reimburse the Master Portfolio or provide an offsetting credit against the investment advisory fees paid by the Master Portfolio in an amount equal to these independent expenses through June 30, 2026. The amount waived is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2025, the amount waived was $24,572.
With respect to the Master Portfolio, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2026.  The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Master Portfolio.  This amount is included in fees waived and/or reimbursed by the Manager in the  Statement of Operations. For the six months ended June 30, 2025, the amount waived was $93,058.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Master Portfolio’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Master Portfolio.  For the six months ended June 30, 2025, there were no fees waived by the Manager pursuant to this arrangement.
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Master Portfolio, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities
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Notes to Financial Statements (unaudited) (continued)

lending, including any custodial costs. The Master Portfolio is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Master Portfolio bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Master Portfolio retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Master Portfolio retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified thresholds, the Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 84%  of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70%  of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Master Portfolio is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2025, the Master Portfolio paid BTC $87,200 for securities lending agent services.
Interfund Lending: Prior to March 3, 2025, in accordance with an exemptive order (the “Order”) from the SEC, the Master Portfolio could participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Master Portfolio’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
During the period ended March 3, 2025, the Master Portfolio did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of MIP are directors and/or officers of BlackRock or its affiliates.
Other Transactions:  The Master Portfolio may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended June 30, 2025, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
Master Portfolio Name	Purchases	Sales	Net Realized Gain (Loss)
Diversified Equity Master Portfolio	$ 169,192,659	$ 195,069,207	$ 5,176,475
7.
 PURCHASES AND SALES
For the six months ended June 30, 2025, purchases and sales of investments, excluding short-term securities, were $1,814,433,723 and $1,664,071,480, respectively.
8.
INCOME TAX INFORMATION
The Master Portfolio is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision is required.  It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.
The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Master Portfolio as of June 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Master Portfolio’s NAV.
Master Portfolio Notes to Financial Statements
49

Notes to Financial Statements (unaudited) (continued)

As of June 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Master Portfolio Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Diversified Equity Master Portfolio	$ 2,535,259,357	$ 728,157,557	$ (230,027,498)	$ 498,130,059
9.
BANK BORROWINGS
MIP, on behalf of the Master Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Master Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the six months ended June 30, 2025, the Master Portfolio did not borrow under the credit agreement.
10.
PRINCIPAL RISKS
In the normal course of business, the Master Portfolio invests in securities or other instruments and may enter into certain transactions, and such activities subject the Master Portfolio to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Master Portfolio and its investments. The Master Portfolio’s prospectus provides details of the risks to which the Master Portfolio is subject.
The Master Portfolio may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Master Portfolio may invest in illiquid investments. An illiquid investment is any investment that the Master Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Master Portfolio may  experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Master Portfolio’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Master Portfolio may lose value, regardless of the individual results of the securities and other instruments in which the Master Portfolio invests. The Master Portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price the Master Portfolio could receive upon the sale of any particular portfolio investment may differ from the Master Portfolio’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Master Portfolio’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Master Portfolio, and the Master Portfolio could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Master Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Master Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or
50
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Master Portfolio.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Master Portfolio’s portfolio are disclosed in its Schedule of Investments.
The Master Portfolio invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Master Portfolio invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Master Portfolio Notes to Financial Statements
51

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Each of BAL and BFA has contractually agreed to reimburse, or provide offsetting credits to, the Fund/Master Portfolio for the Fund’s/Master Portfolio’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Fund/Master Portfolio may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund/Master Portfolio and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 537-4942 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
Fund and/or MIP Service Providers
Investment Adviser
BlackRock Fund Advisors
San Francisco, CA 94105
Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103
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2025 BlackRock Semi-Annual Financial Statements and Additional Information

Additional Information (continued)

Fund and/or MIP Service Providers (continued)
Legal Counsel
Sidley Austin LLP
New York, NY 10019

Address of the Trust/MIP
400 Howard Street
San Francisco, CA 94105
Additional Information
53

Disclosure of Investment Advisory Agreement

The Board of Trustees of Master Investment Portfolio (the “Master Portfolio”) met on April 22, 2025 (the “April Meeting”) and May 20-21, 2025 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Agreement”) between the Master Portfolio, on behalf of Diversified Equity Master Portfolio (the “Master Fund”) and BlackRock Fund Advisors (the “Manager” or “BlackRock”), the Master Portfolio’s investment advisor. BlackRock Diversified Equity Fund (the “Feeder Fund”), a series of BlackRock Funds III (the “Feeder Trust”), is a “feeder” fund that invests all of its investable assets in the Master Fund. Accordingly, the Board of Trustees of the Feeder Trust also considered the approval of the Agreement with respect to the Master Fund. For simplicity: (a) the Board of Trustees of the Master Portfolio and the Board of Trustees of the Feeder Trust are referred to herein collectively as the “Board,” and the members are referred to as “Board Members”; (b) the shareholders of the Feeder Fund and the interest holders of the Master Fund are referred to as “shareholders”; and (c) the Master Fund and the Feeder Fund are referred to herein together as the “Fund”.
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreement for the Master Portfolio on an annual basis. The Board Members who are not “interested persons” of the Master Portfolio, as defined in the 1940 Act, are considered independent Board Members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Master Portfolio, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, as well as numerous ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also held the April Meeting to consider specific information regarding the renewal of the Agreement. In considering the renewal of the Agreement, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Master Fund, the Feeder Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) the Fund’s operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreement. The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper Classification or Morningstar category, regarding fees and expenses of the Fund, as applicable, as compared with a peer group of funds as determined by Broadridge (“Expense Peers”), and the investment performance of the Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers, and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock; (h) sales and redemption data regarding the Feeder Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s, the Fund’s operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement, and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting, and such responses were reviewed by the Board Members.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of portfolio holdings of the Master Fund. The Board noted the willingness of BlackRock’s
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Disclosure of Investment Advisory Agreement (continued)

personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Fund. Throughout the year, the Board compared the Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance and the Fund’s investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Master Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third party service providers including, among others, the custodian, fund accountant, transfer agent, and auditor for the Fund, as applicable; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Feeder Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board also considered the operation of BlackRock’s business continuity plans.
B. The Investment Performance of the Fund
The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the April Meeting. The Board noted that the Feeder Fund’s investment results correspond directly to the investment results of the Master Fund. The Board was provided with Fund performance reporting and analysis, relative to applicable performance metrics, by BlackRock throughout the year and at the April Meeting. In preparation for the April Meeting, the Board was also provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of December 31, 2024, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers. The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of the Fund throughout the year.
The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for each of the one-year and since-inception periods reported, the Fund ranked in the first quartile against its Performance Peers.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Fund
The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of the Fund’s Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Fund’s total expense ratio, as well as the Fund’s actual management fee rate, to those of the Fund’s Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board also noted that while it found the expense comparison provided by Broadridge generally useful, it recognized that the comparison is subject to Broadridge’s defined peer selection criteria and methodology. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed BlackRock’s estimated profitability with respect to the Fund and other funds the Board currently
Disclosure of Investment Advisory Agreement
55

Disclosure of Investment Advisory Agreement (continued)

oversees for the year ended December 31, 2024 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized the limitations of calculating and comparing profitability at the individual fund level.
The Board reviewed and reviews statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of Blackrock’s technology business, BlackRock’s expense management, and the relative product mix. The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. The Board additionally noted that BlackRock has contractually agreed to waive a portion of its administration and advisory fees payable by the Fund. The Board further noted that BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate the Fund for certain other fees and expenses.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the mutual fund marketplace, and that shareholders are able to redeem their Feeder Fund shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board of the Master Portfolio, including the Independent Board Members, unanimously approved the continuation of the Agreement between the Manager and the Master Portfolio, on behalf of the Master Fund for a one-year term ending June 30, 2026. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board of the Master Portfolio, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Master Fund and its shareholders. The Board of the Feeder Trust, including the Independent Board Members, also considered the continuation of the Agreement with respect to the Master Fund and found the Agreement to be satisfactory. In arriving at its decision to approve the Agreement, the Board of the Master Portfolio did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.
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2025 BlackRock Semi-Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Currency Abbreviation
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

Portfolio Abbreviation
1D OBFR01	USD - 1D Overnight Bank Funding Rate
ADR	American Depositary Receipt
CJSC	Closed Joint Stock Company
CVR	Contingent Value Right
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International
NVDR	Non-Voting Depositary Receipt
PCL	Public Company Limited
PIPE	Private Investment in Public Equity
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
SAB	Special Assessment Bonds
SAW	State Aid Withholding
SCA	Societe en Commandite par Actions
SOFR	Secured Overnight Financing Rate
SRF	State Revolving Fund
TA	Tax Allocation
Glossary of Terms Used in these Financial Statements
57

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

June 30, 2025
2025 Semi-Annual Financial Statements and Additional Information (Unaudited)

BlackRock Funds III
• iShares Russell 1000 Large-Cap Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2

Derivative Financial Instruments
The Large Cap Index Master Portfolio (the "Master Portfolio") may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Master Portfolio must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Master Portfolio’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Master Portfolio can realize on an investment and/or may result in lower distributions paid to shareholders. The Master Portfolio’s investments in these instruments, if any, are discussed in detail in the Master Portfolio Notes to Financial Statements.
iShares Russell 1000 Large-Cap Index Fund
Derivative Financial Instruments
3

Statement of Assets and Liabilities (unaudited)
June 30, 2025

iShares Russell 1000 Large-Cap Index Fund
ASSETS
Investments, at value — Master Portfolio	$ 1,687,250,845
Receivables:
Capital shares sold	1,223,969
Withdrawals from the Master Portfolio	7,020,571
Prepaid expenses	38,483
Total assets	1,695,533,868
LIABILITIES
Payables:
Accounting services fees	2,876
Administration fees	13,475
Capital gains distributions	352,672
Capital shares redeemed	8,244,540
Income dividend distributions	167,505
Officer’s fees	8,474
Other accrued expenses	20,719
Professional fees	22,605
Service fees	21,066
Transfer agent fees	71,630
Total liabilities	8,925,562
Commitments and contingent liabilities
NET ASSETS	$ 1,686,608,306
NET ASSETS CONSIST OF
Paid-in capital	$ 936,652,481
Accumulated earnings	749,955,825
NET ASSETS	$ 1,686,608,306
4
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Statement of Assets and Liabilities (unaudited) (continued)
June 30, 2025

iShares Russell 1000 Large-Cap Index Fund
NET ASSET VALUE
Institutional
Net assets	$ 205,318,331
Shares outstanding	5,206,220
Net asset value	$ 39.44
Shares authorized	Unlimited
Par value	N/A
Investor A
Net assets	$ 112,356,248
Shares outstanding	2,868,841
Net asset value	$ 39.16
Shares authorized	Unlimited
Par value	N/A
Class K
Net assets	$ 1,368,933,727
Shares outstanding	34,870,602
Net asset value	$ 39.26
Shares authorized	Unlimited
Par value	N/A
See notes to financial statements.
Fund Statement of Assets and Liabilities
5

Statement of Operations (unaudited)
Six Months Ended June 30, 2025

iShares Russell 1000 Large-Cap Index Fund
INVESTMENT INCOME
Net investment income allocated from the Master Portfolio:
Dividends — unaffiliated	$9,937,602
Dividends — affiliated	328,333
Interest — unaffiliated	15,102
Securities lending income — affiliated — net	126,469
Foreign taxes withheld	(747)
Expenses	(255,758)
Fees waived	4,945
Total investment income	10,155,946
FUND EXPENSES
Service — class specific	127,684
Transfer agent — class specific	94,870
Administration	77,128
Professional	60,850
Registration	54,593
Printing and postage	5,758
Officer	3,383
Accounting services	2,462
Miscellaneous	8,217
Total expenses	434,945
Less:
Transfer agent fees waived and/or reimbursed by the Administrator — class specific	(1,090)
Total expenses after fees waived and/or reimbursed	433,855
Net investment income	9,722,091
REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED FROM THE MASTER PORTFOLIO
Net realized gain (loss) from:
Investments — unaffiliated	6,756,643
Investments — affiliated	19,995
Futures contracts	(355,050)
6,421,588
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(22,871,192)
Investments — affiliated	109,239,488
Futures contracts	363,907
86,732,203
Net realized and unrealized gain	93,153,791
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$102,875,882
See notes to financial statements.
6
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	iShares Russell 1000 Large-Cap Index Fund
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$9,722,091	$17,320,760
Net realized gain	6,421,588	19,060,591
Net change in unrealized appreciation (depreciation)	86,732,203	239,902,161
Net increase in net assets resulting from operations	102,875,882	276,283,512
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(2,471,868)	(2,684,636)
Investor A	(1,225,436)	(1,100,529)
Class K	(16,800,321)	(16,571,369)
Decrease in net assets resulting from distributions to shareholders	(20,497,625)	(20,356,534)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	9,205,728	333,942,669
NET ASSETS
Total increase in net assets	91,583,985	589,869,647
Beginning of period	1,595,024,321	1,005,154,674
End of period	$1,686,608,306	$1,595,024,321

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Fund Statements of Changes in Net Assets
7

Financial Highlights
(For a share outstanding throughout each period)

	iShares Russell 1000 Large-Cap Index Fund
	Institutional
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$37.65	$30.69	$24.66	$31.03	$25.08	$21.14
Net investment income(a)	0.23	0.44	0.42	0.39	0.35	0.35
Net realized and unrealized gain (loss)	2.03	7.02	6.05	(6.32)	6.19	3.96
Net increase (decrease) from investment operations	2.26	7.46	6.47	(5.93)	6.54	4.31
Distributions(b)
From net investment income	(0.22)	(0.43)	(0.44)	(0.36)	(0.37)	(0.34)
From net realized gain	(0.25)	(0.07)	—	(0.08)	(0.22)	(0.03)
Total distributions	(0.47)	(0.50)	(0.44)	(0.44)	(0.59)	(0.37)
Net asset value, end of period	$39.44	$37.65	$30.69	$24.66	$31.03	$25.08
Total Return(c)
Based on net asset value	6.05%(d)	24.36%	26.42%	(19.14)%	26.27%	20.79%
Ratios to Average Net Assets(e)(f)(g)
Total expenses	0.12%(h)	0.12%	0.13%	0.12%	0.12%	0.13%
Total expenses after fees waived and/or reimbursed	0.12%(h)	0.12%	0.12%	0.12%	0.12%	0.13%
Net investment income	1.23%(h)	1.28%	1.53%	1.49%	1.24%	1.66%
Supplemental Data
Net assets, end of period (000)	$205,318	$194,192	$178,986	$130,394	$172,196	$125,604
Portfolio turnover rate of the Master Portfolio	9%	9%	13%	22%	17%	14%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
See notes to financial statements.
8
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Russell 1000 Large-Cap Index Fund (continued)
	Investor A
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$37.39	$30.49	$24.50	$30.85	$24.92	$21.01
Net investment income(a)	0.18	0.36	0.36	0.33	0.28	0.30
Net realized and unrealized gain (loss)	2.02	6.96	6.01	(6.30)	6.16	3.92
Net increase (decrease) from investment operations	2.20	7.32	6.37	(5.97)	6.44	4.22
Distributions(b)
From net investment income	(0.18)	(0.35)	(0.38)	(0.30)	(0.29)	(0.28)
From net realized gain	(0.25)	(0.07)	—	(0.08)	(0.22)	(0.03)
Total distributions	(0.43)	(0.42)	(0.38)	(0.38)	(0.51)	(0.31)
Net asset value, end of period	$39.16	$37.39	$30.49	$24.50	$30.85	$24.92
Total Return(c)
Based on net asset value	5.92%(d)	24.05%	26.15%	(19.38)%	25.99%	20.45%
Ratios to Average Net Assets(e)(f)(g)
Total expenses	0.37%(h)	0.36%	0.35%	0.37%	0.63%	0.68%
Total expenses after fees waived and/or reimbursed	0.37%(h)	0.36%	0.35%	0.35%	0.37%	0.38%
Net investment income	0.98%(h)	1.03%	1.30%	1.25%	0.98%	1.42%
Supplemental Data
Net assets, end of period (000)	$112,356	$101,532	$75,616	$52,790	$61,446	$84,724
Portfolio turnover rate of the Master Portfolio	9%	9%	13%	22%	17%	14%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
See notes to financial statements.
Fund Financial Highlights
9

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Russell 1000 Large-Cap Index Fund (continued)
	Class K
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$37.48	$30.55	$24.55	$30.90	$24.97	$21.05
Net investment income(a)	0.24	0.46	0.43	0.41	0.36	0.36
Net realized and unrealized gain (loss)	2.02	6.99	6.02	(6.31)	6.17	3.94
Net increase (decrease) from investment operations	2.26	7.45	6.45	(5.90)	6.53	4.30
Distributions(b)
From net investment income	(0.23)	(0.45)	(0.45)	(0.37)	(0.38)	(0.35)
From net realized gain	(0.25)	(0.07)	—	(0.08)	(0.22)	(0.03)
Total distributions	(0.48)	(0.52)	(0.45)	(0.45)	(0.60)	(0.38)
Net asset value, end of period	$39.26	$37.48	$30.55	$24.55	$30.90	$24.97
Total Return(c)
Based on net asset value	6.09%(d)	24.44%	26.48%	(19.12)%	26.37%	20.84%
Ratios to Average Net Assets(e)(f)(g)
Total expenses	0.06%(h)	0.06%	0.07%	0.07%	0.07%	0.08%
Total expenses after fees waived and/or reimbursed	0.06%(h)	0.06%	0.07%	0.07%	0.07%	0.07%
Net investment income	1.29%(h)	1.33%	1.58%	1.54%	1.29%	1.71%
Supplemental Data
Net assets, end of period (000)	$1,368,934	$1,299,300	$750,553	$579,333	$575,561	$451,157
Portfolio turnover rate of the Master Portfolio	9%	9%	13%	22%	17%	14%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
See notes to financial statements.
10
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited)

1.
ORGANIZATION
BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Trust is organized as a Delaware statutory trust.  iShares Russell 1000 Large-Cap Index Fund (the “Fund”) is a series of the Trust.  The Fund is classified as diversified.
The Fund seeks to achieve its investment objective by investing all of its assets in Large Cap Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”) and an affiliate of the Trust, which has the same investment objective and strategies as the Fund. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s proportionate interest in the net assets of the Master Portfolio. The performance of the Fund is directly affected by the performance of the Master Portfolio. At June 30, 2025, the percentage of the Master Portfolio owned by the Fund was 4.8%. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The Fund offers multiple classes of shares.  All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares.  Institutional and Class K Shares are sold only to certain eligible investors.  Investor A Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries.  Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.
Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional Shares, Investor A and Class K	No	No	None
The Board of Trustees of the Trust and Board of Trustees of MIP are referred to throughout this report as the “Board” and the members are referred to as “Trustees.”
The Fund, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, contributions to and withdrawals from the Master Portfolio are accounted for on a trade date basis.  The Fund records its proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses on a daily basis.  Realized and unrealized gains and losses are adjusted utilizing partnership tax allocation rules.  In addition, the Fund accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Distributions:  Distributions paid by the Fund are recorded on the ex-dividend dates.  The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by BlackRock Advisors, LLC (“BAL” or the “Administrator”), are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s policy is to value its financial instruments at fair value. The Fund records its investment in the Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio is discussed in Note 3 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.
Fund Notes to Financial Statements
11

Notes to Financial Statements (unaudited) (continued)

4.
ADMINISTRATION AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Administration:  The Trust, on behalf of the Fund, entered into an Administration Agreement with the Administrator, an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide administrative services (other than investment advice and related portfolio activities). For such services, the Fund pays the Administrator a monthly fee at an annual rate of 0.01% of the average daily net assets of the Fund. The Fund does not pay an investment advisory fee or investment management fee.
Service Fees:  The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the  Administrator. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service fees. The fees are accrued daily and paid monthly at an annual rate of 0.25% based upon the average daily net assets of the Investor A Shares.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing to the Fund. The ongoing service fee compensates BRIL and each broker-dealer for providing shareholder servicing related services to shareholders.
For the six months ended June 30, 2025, the class specific service fees borne directly by Investor A Shares were $127,684.
Transfer Agent:  Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.  For the six months ended June 30, 2025, the Fund did not pay any amounts to affiliates in return for these services.
The Administrator maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended June 30, 2025, the Fund reimbursed the Administrator the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:
	Institutional	Investor A	Class K	Total
Reimbursed amounts	$ 336	$ 7,013	$ 1,965	$ 9,314
For the six months ended June 30, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
	Institutional	Investor A	Class K	Total
Transfer agent fees — class specific	$ 55,621	$ 31,734	$ 7,515	$ 94,870
Expense Limitations, Waivers and Reimbursements:  The Administrator and the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
Share Class	Expense Limitation
Institutional	0.13%
Investor A	0.38
Class K	0.08
The Administrator and the Manager have agreed not to reduce or discontinue these contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of the Fund.  For the six months ended June 30, 2025, there were no fees waived and/or reimbursed by the Administrator pursuant to this agreement.
In addition, these amounts waived and/or reimbursed by the Administrator are included in transfer agent fees waived and/or reimbursed by the Administrator – class specific in the Statement of Operations. For the six months ended June 30, 2025, class specific expense waivers and/or reimbursements were as follows:
	Institutional	Investor A	Total
Transfer agent fees waived and/or reimbursed by the Administrator — class specific	$ 271	$ 819	$ 1,090
Interfund Lending: Prior to March 3, 2025, in accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund could participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
During the period ended March 3, 2025, the Fund did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Fund are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Administrator for a portion of the compensation paid to the Fund’s Chief Compliance Officer, which is included in Trustees and Officer in the Master Portfolio’s Statement of Operations.
5.
INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
12
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Fund’s NAV.
6.
 CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
	Six Months Ended 06/30/25		Year Ended 12/31/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
iShares Russell 1000 Large-Cap Index Fund
Institutional
Shares sold	560,142	$ 20,564,377	1,459,730	$ 48,920,753
Shares issued in reinvestment of distributions	63,694	2,457,644	73,818	2,681,058
Shares redeemed	(575,685)	(21,505,981)	(2,207,393)	(74,257,439)
	48,151	$ 1,516,040	(673,845)	$ (22,655,628)
Investor A
Shares sold	278,020	$ 10,159,676	443,264	$ 15,144,066
Shares issued in reinvestment of distributions	25,117	965,419	23,362	848,189
Shares redeemed	(149,578)	(5,488,572)	(231,437)	(7,955,183)
	153,559	$ 5,636,523	235,189	$ 8,037,072
Class K
Shares sold	4,357,523	$ 159,069,807	14,402,015	$ 498,469,344
Shares issued in reinvestment of distributions	431,042	16,552,476	449,149	16,332,225
Shares redeemed	(4,585,728)	(173,569,118)	(4,748,151)	(166,240,344)
	202,837	$ 2,053,165	10,103,013	$ 348,561,225
	404,547	$ 9,205,728	9,664,357	$ 333,942,669
7.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Fund Notes to Financial Statements
13

Schedule of Investments (unaudited)
June 30, 2025
Large Cap Index Master Portfolio
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.2%
ATI, Inc.(a)	75,979	$ 6,560,027
Axon Enterprise, Inc.(a)	44,935	37,203,484
Boeing Co.(a)	441,710	92,551,496
BWX Technologies, Inc.	57,577	8,294,543
Curtiss-Wright Corp.	23,328	11,396,894
General Dynamics Corp.	154,029	44,924,098
General Electric Co.(b)	640,970	164,979,268
HEICO Corp.(b)	25,870	8,485,360
HEICO Corp., Class A	46,270	11,972,362
Hexcel Corp.(b)	49,064	2,771,625
Howmet Aerospace, Inc.(b)	244,413	45,492,592
Huntington Ingalls Industries, Inc.(b)	24,639	5,949,333
L3Harris Technologies, Inc.	113,832	28,553,619
Leonardo DRS, Inc.	46,659	2,168,710
Loar Holdings, Inc.(a)	21,016	1,810,949
Lockheed Martin Corp.	127,295	58,955,406
Northrop Grumman Corp.(b)	82,656	41,326,347
Rocket Lab Corp.(a)	241,544	8,640,029
RTX Corp.(b)	815,495	119,078,580
Spirit AeroSystems Holdings, Inc., Class A(a)	69,792	2,662,565
StandardAero, Inc.(a)	68,784	2,177,014
Textron, Inc.	109,681	8,806,287
TransDigm Group, Inc.(b)	33,723	51,280,543
Woodward, Inc.	36,740	9,004,607
		775,045,738
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc.	73,340	7,036,973
Expeditors International of Washington, Inc.(b)	84,991	9,710,222
FedEx Corp.	132,686	30,160,854
GXO Logistics, Inc.(a)	69,981	3,408,075
United Parcel Service, Inc., Class B	447,381	45,158,638
		95,474,762
Automobile Components — 0.1%
Aptiv PLC(a)	138,260	9,432,097
BorgWarner, Inc.	132,652	4,441,189
Gentex Corp.(b)	147,087	3,234,443
Lear Corp.(b)	35,187	3,342,061
QuantumScape Corp., Class A(a)(b)	243,934	1,639,237
		22,089,027
Automobiles — 1.7%
Ford Motor Co.(b)	2,379,485	25,817,412
General Motors Co.	588,988	28,984,100
Harley-Davidson, Inc.(b)	75,704	1,786,614
Lucid Group, Inc.(a)(b)	595,268	1,256,015
Rivian Automotive, Inc., Class A(a)(b)	478,220	6,570,743
Tesla, Inc.(a)	1,714,525	544,636,012
Thor Industries, Inc.(b)	29,897	2,655,153
		611,706,049
Banks — 3.6%
Bank of America Corp.	4,180,490	197,820,787
Bank OZK(b)	67,908	3,195,750
BOK Financial Corp.(b)	14,744	1,439,457
Citigroup, Inc.	1,129,143	96,112,652
Citizens Financial Group, Inc.(b)	269,114	12,042,852
Columbia Banking System, Inc.(b)	133,760	3,127,309
Comerica, Inc.(b)	79,676	4,752,673
Commerce Bancshares, Inc.(b)	75,330	4,683,266
Cullen/Frost Bankers, Inc.(b)	36,756	4,724,616
Security	Shares	Value
Banks (continued)
East West Bancorp, Inc.(b)	83,307	$ 8,412,341
Fifth Third Bancorp(b)	405,871	16,693,474
First Citizens BancShares, Inc., Class A	6,083	11,901,207
First Hawaiian, Inc.(b)	72,436	1,808,003
First Horizon Corp.	306,421	6,496,125
FNB Corp.(b)	219,893	3,206,040
Huntington Bancshares, Inc.	890,527	14,925,233
JPMorgan Chase & Co.	1,692,841	490,771,534
KeyCorp.(b)	563,437	9,815,073
M&T Bank Corp.(b)	98,524	19,112,671
NU Holdings Ltd./Cayman Islands, Class A(a)	1,943,898	26,670,281
Pinnacle Financial Partners, Inc.(b)	47,771	5,274,396
PNC Financial Services Group, Inc.	240,844	44,898,139
Popular, Inc.	42,163	4,646,784
Prosperity Bancshares, Inc.(b)	56,125	3,942,220
Regions Financial Corp.(b)	543,398	12,780,721
SouthState Corp.	61,882	5,695,000
Synovus Financial Corp.(b)	87,043	4,504,475
TFS Financial Corp.(b)	35,153	455,231
Truist Financial Corp.(b)	798,561	34,330,137
U.S. Bancorp	951,993	43,077,683
Webster Financial Corp.(b)	105,985	5,786,781
Wells Fargo & Co.	1,986,343	159,145,801
Western Alliance Bancorp(b)	66,594	5,193,000
Wintrust Financial Corp.(b)	39,043	4,840,551
Zions Bancorp N.A.(b)	88,902	4,617,570
		1,276,899,833
Beverages — 1.0%
Boston Beer Co., Inc., Class A(a)	5,434	1,036,862
Brown-Forman Corp., Class A(b)	30,607	840,774
Brown-Forman Corp., Class B(b)	91,128	2,452,255
Celsius Holdings, Inc.(a)	106,521	4,941,509
Coca-Cola Co.(b)	2,370,412	167,706,649
Coca-Cola Consolidated, Inc.	31,942	3,566,324
Constellation Brands, Inc., Class A(b)	80,624	13,115,912
Keurig Dr. Pepper, Inc.(b)	785,762	25,977,292
Molson Coors Beverage Co., Class B(b)	107,924	5,190,065
Monster Beverage Corp.(a)	424,813	26,610,286
PepsiCo, Inc.(b)	835,258	110,287,467
Primo Brands Corp.	158,416	4,692,282
		366,417,677
Biotechnology — 1.7%
AbbVie, Inc.	1,079,838	200,439,530
Alnylam Pharmaceuticals, Inc.(a)	77,015	25,113,821
Amgen, Inc.(b)	327,849	91,538,719
Apellis Pharmaceuticals, Inc.(a)	64,987	1,124,925
Biogen, Inc.(a)	89,482	11,238,044
BioMarin Pharmaceutical, Inc.(a)	119,258	6,555,612
Exact Sciences Corp.(a)(b)	111,960	5,949,554
Exelixis, Inc.(a)	164,420	7,246,812
Gilead Sciences, Inc.	759,111	84,162,637
Halozyme Therapeutics, Inc.(a)	75,607	3,933,076
Incyte Corp.(a)	100,436	6,839,692
Insmed, Inc.(a)	110,150	11,085,496
Ionis Pharmaceuticals, Inc.(a)(b)	97,445	3,850,052
Moderna, Inc.(a)	197,512	5,449,356
Natera, Inc.(a)	70,193	11,858,405
Neurocrine Biosciences, Inc.(a)	59,024	7,418,727
Regeneron Pharmaceuticals, Inc.	63,571	33,374,775
Revolution Medicines, Inc.(a)	106,937	3,934,212
Roivant Sciences Ltd.(a)	225,180	2,537,779
14
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
Large Cap Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Sarepta Therapeutics, Inc.(a)	55,854	$ 955,103
Ultragenyx Pharmaceutical, Inc.(a)	52,561	1,911,118
United Therapeutics Corp.(a)	27,477	7,895,516
Vertex Pharmaceuticals, Inc.(a)	156,754	69,786,881
Viking Therapeutics, Inc.(a)(b)	68,356	1,811,434
		606,011,276
Broadline Retail — 3.8%
Amazon.com, Inc.(a)	5,847,078	1,282,790,442
Coupang, Inc., Class A(a)	731,575	21,917,987
Dillard’s, Inc., Class A(b)	2,021	844,435
eBay, Inc.	279,492	20,810,974
Etsy, Inc.(a)	62,422	3,131,088
Macy’s, Inc.(b)	161,963	1,888,489
Ollie’s Bargain Outlet Holdings, Inc.(a)	36,621	4,825,915
		1,336,209,330
Building Products — 0.6%
A O Smith Corp.(b)	73,758	4,836,312
AAON, Inc.(b)	42,236	3,114,905
Advanced Drainage Systems, Inc.(b)	43,944	5,047,408
Allegion PLC(b)	52,889	7,622,363
Armstrong World Industries, Inc.	27,032	4,391,078
AZEK Co., Inc., Class A(a)	88,822	4,827,476
Builders FirstSource, Inc.(a)	68,039	7,939,471
Carlisle Cos., Inc.(b)	26,456	9,878,670
Carrier Global Corp.(b)	490,928	35,931,020
Fortune Brands Innovations, Inc.	79,498	4,092,557
Hayward Holdings, Inc.(a)	92,819	1,280,902
Johnson Controls International PLC	402,400	42,501,488
Lennox International, Inc.(b)	19,653	11,265,886
Masco Corp.	128,606	8,277,082
Owens Corning	51,422	7,071,553
Simpson Manufacturing Co., Inc.(b)	25,393	3,943,787
Trane Technologies PLC(b)	135,882	59,436,146
Trex Co., Inc.(a)	66,579	3,620,566
		225,078,670
Capital Markets — 3.6%
Affiliated Managers Group, Inc.	18,404	3,621,355
Ameriprise Financial, Inc.	58,235	31,081,766
Ares Management Corp., Class A(b)	114,588	19,846,642
Bank of New York Mellon Corp.	436,316	39,752,751
Blackrock, Inc.(c)	92,992	97,571,856
Blackstone, Inc., Class A(b)	447,051	66,869,889
Blue Owl Capital, Inc., Class A(b)	330,481	6,348,540
Brookfield Asset Management Ltd., Class A	235,938	13,042,653
Carlyle Group, Inc.(b)	138,271	7,107,129
Cboe Global Markets, Inc.	63,628	14,838,686
Charles Schwab Corp.	1,040,254	94,912,775
CME Group, Inc., Class A	219,206	60,417,558
Coinbase Global, Inc., Class A(a)	125,487	43,981,939
Evercore, Inc., Class A	21,978	5,934,500
FactSet Research Systems, Inc.	23,295	10,419,388
Franklin Resources, Inc.(b)	191,234	4,560,931
Goldman Sachs Group, Inc.(b)	185,592	131,352,738
Hamilton Lane, Inc., Class A	24,654	3,503,826
Houlihan Lokey, Inc., Class A	32,899	5,920,175
Interactive Brokers Group, Inc., Class A	260,216	14,418,569
Intercontinental Exchange, Inc.	347,729	63,797,840
Invesco Ltd.	229,375	3,617,244
Janus Henderson Group PLC	82,030	3,186,045
Jefferies Financial Group, Inc.	93,322	5,103,780
Security	Shares	Value
Capital Markets (continued)
KKR & Co., Inc., Class A(b)	413,360	$ 54,989,281
Lazard, Inc.(b)	64,973	3,117,404
LPL Financial Holdings, Inc.(b)	48,848	18,316,534
MarketAxess Holdings, Inc.	23,159	5,172,331
Moody’s Corp.(b)	94,751	47,526,154
Morgan Stanley	702,001	98,883,861
Morningstar, Inc.	14,329	4,498,303
MSCI, Inc., Class A	45,838	26,436,608
Nasdaq, Inc.	251,215	22,463,645
Northern Trust Corp.(b)	119,228	15,116,918
Raymond James Financial, Inc.(b)	112,812	17,301,976
Robinhood Markets, Inc., Class A(a)	451,101	42,236,587
S&P Global, Inc.	187,162	98,688,651
SEI Investments Co.	64,104	5,760,385
State Street Corp.(b)	175,551	18,668,093
Stifel Financial Corp.	62,168	6,451,795
T Rowe Price Group, Inc.(b)	134,980	13,025,570
TPG, Inc., Class A(b)	51,781	2,715,913
Tradeweb Markets, Inc., Class A	70,964	10,389,130
Virtu Financial, Inc., Class A	52,586	2,355,327
XP, Inc., Class A	250,754	5,065,231
		1,270,388,272
Chemicals — 1.2%
Air Products and Chemicals, Inc.(b)	135,406	38,192,616
Albemarle Corp.(b)	72,251	4,527,970
Ashland, Inc.	28,338	1,424,835
Axalta Coating Systems Ltd.(a)	131,824	3,913,854
Celanese Corp.(b)	70,507	3,901,152
CF Industries Holdings, Inc.	100,960	9,288,320
Corteva, Inc.	416,984	31,077,817
Dow, Inc.(b)	432,607	11,455,433
DuPont de Nemours, Inc.	253,979	17,420,420
Eastman Chemical Co.(b)	71,871	5,365,889
Ecolab, Inc.	152,092	40,979,668
Element Solutions, Inc.(b)	142,592	3,229,709
FMC Corp.(b)	76,580	3,197,215
Huntsman Corp.	100,247	1,044,574
International Flavors & Fragrances, Inc.	157,091	11,554,043
Linde PLC(b)	286,237	134,296,676
LyondellBasell Industries NV, Class A(b)	158,588	9,175,902
Mosaic Co.	197,281	7,196,811
NewMarket Corp.	3,494	2,413,865
Olin Corp.	71,273	1,431,875
PPG Industries, Inc.	138,524	15,757,105
RPM International, Inc.	77,139	8,472,948
Scotts Miracle-Gro Co.	27,058	1,784,746
Sherwin-Williams Co.(b)	142,176	48,817,551
Westlake Corp.(b)	21,978	1,668,789
		417,589,783
Commercial Services & Supplies — 0.6%
Cintas Corp.	209,561	46,704,860
Clean Harbors, Inc.(a)(b)	30,655	7,086,823
Copart, Inc.(a)	540,278	26,511,441
MSA Safety, Inc.(b)	23,371	3,915,344
RB Global, Inc.	112,404	11,936,181
Republic Services, Inc.(b)	123,473	30,449,677
Rollins, Inc.(b)	170,576	9,623,898
Tetra Tech, Inc.(b)	167,939	6,039,086
Master Portfolio Schedule of Investments
15

Schedule of Investments (unaudited)(continued)
June 30, 2025
Large Cap Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Commercial Services & Supplies (continued)
Veralto Corp.	147,113	$ 14,851,057
Waste Management, Inc.	225,497	51,598,224
		208,716,591
Communications Equipment — 0.9%
Arista Networks, Inc.(a)	628,800	64,332,528
Ciena Corp.(a)	89,204	7,254,961
Cisco Systems, Inc.	2,426,083	168,321,639
F5, Inc.(a)	35,318	10,394,794
Juniper Networks, Inc.	205,693	8,213,321
Lumentum Holdings, Inc.(a)	43,302	4,116,288
Motorola Solutions, Inc.	102,085	42,922,659
Ubiquiti, Inc.(b)	2,640	1,086,756
		306,642,946
Construction & Engineering — 0.3%
AECOM(b)	80,509	9,086,246
API Group Corp.(a)(b)	146,098	7,458,303
Comfort Systems USA, Inc.(b)	21,493	11,524,762
EMCOR Group, Inc.	26,959	14,420,099
Everus Construction Group, Inc.(a)	33,791	2,146,742
MasTec, Inc.(a)(b)	38,797	6,612,173
Quanta Services, Inc.(b)	89,962	34,012,833
Valmont Industries, Inc.(b)	12,427	4,058,285
WillScot Holdings Corp., Class A(b)	105,123	2,880,370
		92,199,813
Construction Materials — 0.2%
CRH PLC	413,388	37,949,018
Eagle Materials, Inc.(b)	19,906	4,023,202
Martin Marietta Materials, Inc.(b)	36,370	19,965,675
Vulcan Materials Co.	80,579	21,016,615
		82,954,510
Consumer Finance — 0.7%
Ally Financial, Inc.	166,375	6,480,306
American Express Co.(b)	334,784	106,789,400
Capital One Financial Corp.	383,141	81,517,079
Credit Acceptance Corp.(a)	4,151	2,114,644
OneMain Holdings, Inc.(b)	72,266	4,119,162
SLM Corp.(b)	128,806	4,223,549
SoFi Technologies, Inc.(a)(b)	648,086	11,801,646
Synchrony Financial(b)	231,875	15,475,338
		232,521,124
Consumer Staples Distribution & Retail — 2.0%
Albertsons Cos., Inc., Class A	263,916	5,676,833
BJ’s Wholesale Club Holdings, Inc.(a)	79,662	8,589,954
Casey’s General Stores, Inc.	22,611	11,537,715
Costco Wholesale Corp.	270,549	267,827,277
Dollar General Corp.	135,303	15,475,957
Dollar Tree, Inc.(a)	124,011	12,282,049
Kroger Co.	369,323	26,491,539
Maplebear, Inc.(a)	104,058	4,707,584
Performance Food Group Co.(a)	92,540	8,094,474
Sprouts Farmers Market, Inc.(a)	60,399	9,944,091
Sysco Corp.(b)	295,735	22,398,969
Target Corp.	276,963	27,322,400
U.S. Foods Holding Corp.(a)	133,108	10,250,647
Walgreens Boots Alliance, Inc.(b)	437,283	5,020,009
Walmart, Inc.(b)	2,651,912	259,303,955
		694,923,453
Containers & Packaging — 0.3%
Amcor PLC(b)	1,395,723	12,826,695
AptarGroup, Inc.	39,460	6,172,728
Security	Shares	Value
Containers & Packaging (continued)
Avery Dennison Corp.(b)	47,996	$ 8,421,858
Ball Corp.(b)	172,135	9,655,052
Crown Holdings, Inc.(b)	70,200	7,229,196
Graphic Packaging Holding Co.(b)	187,557	3,951,826
International Paper Co.(b)	323,592	15,153,813
Packaging Corp. of America	54,247	10,222,847
Sealed Air Corp.	93,752	2,909,125
Silgan Holdings, Inc.(b)	53,550	2,901,339
Smurfit WestRock PLC(b)	317,546	13,702,110
Sonoco Products Co.(b)	59,006	2,570,301
		95,716,890
Distributors(b) — 0.1%
Genuine Parts Co.	85,179	10,333,064
LKQ Corp.	163,767	6,061,017
Pool Corp.	21,897	6,382,538
		22,776,619
Diversified Consumer Services — 0.1%
ADT, Inc.	224,765	1,903,759
Bright Horizons Family Solutions, Inc.(a)	36,396	4,498,182
Duolingo, Inc., Class A(a)	23,111	9,475,972
Grand Canyon Education, Inc.(a)	16,672	3,151,008
H&R Block, Inc.	84,889	4,659,557
Service Corp. International	88,094	7,170,852
		30,859,330
Diversified REITs — 0.0%
WP Carey, Inc.(b)	131,247	8,187,188
Diversified Telecommunication Services — 0.7%
AST SpaceMobile, Inc., Class A(a)(b)	106,354	4,969,922
AT&T, Inc.	4,275,749	123,740,176
ESC GCI Liberty, Inc. (a)(d)	56,944	1
Frontier Communications Parent, Inc.(a)	142,914	5,202,070
Iridium Communications, Inc.(b)	57,814	1,744,248
Liberty Global Ltd., Class A(a)	107,807	1,079,148
Liberty Global Ltd., Class C(a)	85,293	879,371
Verizon Communications, Inc.	2,574,356	111,392,384
		249,007,320
Electric Utilities — 1.4%
Alliant Energy Corp.(b)	156,393	9,457,085
American Electric Power Co., Inc.	326,099	33,836,032
Constellation Energy Corp.	190,914	61,619,403
Duke Energy Corp.	474,195	55,955,010
Edison International	234,274	12,088,538
Entergy Corp.	264,059	21,948,584
Evergy, Inc.(b)	140,647	9,694,798
Eversource Energy(b)	226,506	14,410,312
Exelon Corp.(b)	619,731	26,908,720
FirstEnergy Corp.(b)	338,584	13,631,392
IDACORP, Inc.(b)	33,179	3,830,515
NextEra Energy, Inc.	1,256,977	87,259,343
NRG Energy, Inc.	120,794	19,397,100
OGE Energy Corp.(b)	122,316	5,428,384
PG&E Corp.(b)	1,327,527	18,505,726
Pinnacle West Capital Corp.(b)	70,931	6,346,197
PPL Corp.(b)	456,712	15,477,970
Southern Co.(b)	671,641	61,676,793
Xcel Energy, Inc.(b)	350,896	23,896,018
		501,367,920
Electrical Equipment — 0.9%
Acuity, Inc.(b)	19,159	5,715,896
AMETEK, Inc.	140,420	25,410,403
16
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
Large Cap Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electrical Equipment (continued)
Eaton Corp. PLC(b)	238,872	$ 85,274,915
Emerson Electric Co.(b)	343,541	45,804,322
GE Vernova, Inc.	166,643	88,179,143
Generac Holdings, Inc.(a)	35,256	5,049,012
Hubbell, Inc.(b)	32,968	13,464,461
nVent Electric PLC	99,278	7,272,113
Regal Rexnord Corp.(b)	41,004	5,943,940
Rockwell Automation, Inc.	68,964	22,907,772
Sensata Technologies Holding PLC(b)	89,072	2,681,958
Vertiv Holdings Co., Class A	221,729	28,472,221
		336,176,156
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	731,775	72,262,781
Arrow Electronics, Inc.(a)	32,321	4,118,665
Avnet, Inc.	50,762	2,694,447
CDW Corp./DE	80,186	14,320,418
Cognex Corp.(b)	106,293	3,371,614
Coherent Corp.(a)	78,105	6,967,747
Corning, Inc.	474,718	24,965,420
Crane NXT Co.(b)	29,782	1,605,250
Flex Ltd.(a)	235,194	11,740,884
Ingram Micro Holding Corp.(b)	15,671	326,584
IPG Photonics Corp.(a)	14,252	978,400
Jabil, Inc.(b)	65,382	14,259,814
Keysight Technologies, Inc.(a)	104,875	17,184,817
Littelfuse, Inc.(b)	15,255	3,458,766
Ralliant Corp.(a)	71,439	3,464,077
TD SYNNEX Corp.(b)	46,338	6,288,067
Teledyne Technologies, Inc.(a)	28,563	14,633,111
Trimble, Inc.(a)	144,529	10,981,313
Vontier Corp.	90,194	3,328,159
Zebra Technologies Corp., Class A(a)	30,981	9,553,301
		226,503,635
Energy Equipment & Services — 0.2%
Baker Hughes Co., Class A(b)	604,483	23,175,878
Halliburton Co.(b)	522,535	10,649,263
NOV, Inc.(b)	232,224	2,886,544
Schlumberger NV(b)	829,132	28,024,662
TechnipFMC PLC	253,169	8,719,141
Weatherford International PLC	46,901	2,359,589
		75,815,077
Entertainment — 2.0%
Electronic Arts, Inc.(b)	158,975	25,388,308
Liberty Media Corp.-Liberty Formula One, Class C(a)	128,928	13,472,976
Liberty Media Corp.-Liberty Formula One, Class A(a)	14,208	1,349,192
Liberty Media Corp.-Liberty Live, Class A(a)	13,217	1,050,487
Liberty Media Corp.-Liberty Live, Class C(a)(b)	29,820	2,420,191
Live Nation Entertainment, Inc.(a)	97,266	14,714,401
Madison Square Garden Sports Corp., Class A(a)	9,935	2,075,918
Netflix, Inc.(a)	258,326	345,932,096
ROBLOX Corp., Class A(a)	343,444	36,130,309
Roku, Inc., Class A(a)	77,904	6,846,983
Spotify Technology SA(a)	93,759	71,945,031
Take-Two Interactive Software, Inc.(a)	108,906	26,447,822
TKO Group Holdings, Inc., Class A	42,414	7,717,227
Security	Shares	Value
Entertainment (continued)
Walt Disney Co.	1,103,838	$ 136,886,950
Warner Bros Discovery, Inc., Class A(a)	1,376,384	15,773,361
		708,151,252
Financial Services — 4.2%
Affirm Holdings, Inc., Class A(a)	163,710	11,318,909
Apollo Global Management, Inc.(b)	251,287	35,650,087
Berkshire Hathaway, Inc., Class B(a)	1,124,234	546,119,150
Block, Inc., Class A(a)	331,926	22,547,733
Corpay, Inc.(a)	41,598	13,803,048
Equitable Holdings, Inc.	186,405	10,457,321
Euronet Worldwide, Inc.(a)	24,116	2,444,880
Fidelity National Information Services, Inc.	320,616	26,101,349
Fiserv, Inc.(a)	336,294	57,980,449
Global Payments, Inc.	148,813	11,910,993
Jack Henry & Associates, Inc.(b)	45,805	8,252,687
Mastercard, Inc., Class A	495,898	278,664,922
MGIC Investment Corp.(b)	141,379	3,935,991
Mr. Cooper Group, Inc.(a)	38,721	5,777,560
PayPal Holdings, Inc.(a)	593,548	44,112,487
Rocket Cos., Inc., Class A(b)	99,097	1,405,195
Shift4 Payments, Inc., Class A(a)(b)	38,699	3,835,458
Toast, Inc., Class A(a)	275,331	12,194,410
UWM Holdings Corp., Class A(b)	64,344	266,384
Visa, Inc., Class A(b)	1,038,184	368,607,229
Voya Financial, Inc.	60,760	4,313,960
Western Union Co.(b)	179,273	1,509,479
WEX, Inc.(a)	20,686	3,038,567
		1,474,248,248
Food Products — 0.6%
Archer-Daniels-Midland Co.(b)	294,248	15,530,409
Bunge Global SA(b)	83,571	6,709,080
Conagra Brands, Inc.(b)	300,972	6,160,897
Darling Ingredients, Inc.(a)	94,657	3,591,287
Flowers Foods, Inc.(b)	115,808	1,850,612
Freshpet, Inc.(a)	27,863	1,893,569
General Mills, Inc.(b)	333,768	17,292,520
Hershey Co.(b)	89,909	14,920,399
Hormel Foods Corp.	177,840	5,379,660
Ingredion, Inc.(b)	40,481	5,490,033
J.M. Smucker Co.(b)	64,541	6,337,926
Kellanova	161,514	12,845,208
Kraft Heinz Co.(b)	526,825	13,602,621
Lamb Weston Holdings, Inc.(b)	87,408	4,532,105
McCormick & Co., Inc.(b)	154,469	11,711,840
Mondelez International, Inc., Class A(b)	789,706	53,257,773
Pilgrim’s Pride Corp.(b)	28,135	1,265,512
Post Holdings, Inc.(a)	31,526	3,437,280
Seaboard Corp.(b)	115	329,038
Smithfield Foods, Inc.	16,486	387,916
The Campbell’s Co.(b)	119,974	3,677,203
Tyson Foods, Inc., Class A(b)	171,609	9,599,807
		199,802,695
Gas Utilities(b) — 0.1%
Atmos Energy Corp.	95,598	14,732,608
MDU Resources Group, Inc.	135,166	2,253,217
National Fuel Gas Co.	56,250	4,764,937
UGI Corp.	135,761	4,944,416
		26,695,178
Master Portfolio Schedule of Investments
17

Schedule of Investments (unaudited)(continued)
June 30, 2025
Large Cap Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Ground Transportation — 0.9%
Avis Budget Group, Inc.(a)(b)	9,824	$ 1,660,747
CSX Corp.	1,144,179	37,334,561
JB Hunt Transport Services, Inc.	48,643	6,985,135
Knight-Swift Transportation Holdings, Inc.(b)	97,236	4,300,748
Landstar System, Inc.(b)	20,649	2,870,624
Lyft, Inc., Class A(a)(b)	234,743	3,699,550
Norfolk Southern Corp.(b)	137,651	35,234,527
Old Dominion Freight Line, Inc.(b)	114,987	18,662,390
Ryder System, Inc.(b)	24,514	3,897,726
Saia, Inc.(a)	16,256	4,453,982
Schneider National, Inc., Class B(b)	26,348	636,304
Uber Technologies, Inc.(a)	1,227,178	114,495,707
U-Haul Holding Co.(a)	5,406	327,387
U-Haul Holding Co., Series N	60,528	3,290,907
Union Pacific Corp.	364,532	83,871,523
XPO, Inc.(a)	69,472	8,773,619
		330,495,437
Health Care Equipment & Supplies — 2.2%
Abbott Laboratories	1,055,456	143,552,571
Align Technology, Inc.(a)	42,292	8,007,144
Baxter International, Inc.(b)	310,619	9,405,543
Becton Dickinson & Co.	174,350	30,031,788
Boston Scientific Corp.(a)	899,720	96,638,925
Cooper Cos., Inc.(a)	119,067	8,472,808
DENTSPLY SIRONA, Inc.	127,988	2,032,449
Dexcom, Inc.(a)	237,629	20,742,635
Edwards Lifesciences Corp.(a)	350,698	27,428,091
Envista Holdings Corp.(a)(b)	104,952	2,050,762
GE HealthCare Technologies, Inc.	281,619	20,859,519
Globus Medical, Inc., Class A(a)	67,314	3,972,872
Hologic, Inc.(a)	140,153	9,132,370
IDEXX Laboratories, Inc.(a)(b)	49,187	26,380,956
Inspire Medical Systems, Inc.(a)	18,737	2,431,501
Insulet Corp.(a)	43,072	13,532,361
Intuitive Surgical, Inc.(a)	217,534	118,210,151
Masimo Corp.(a)	26,075	4,386,337
Medtronic PLC	781,667	68,137,912
Penumbra, Inc.(a)	22,862	5,867,075
ResMed, Inc.(b)	88,692	22,882,536
Solventum Corp.(a)	87,548	6,639,640
STERIS PLC(b)	59,843	14,375,485
Stryker Corp.	209,801	83,003,570
Teleflex, Inc.	29,034	3,436,464
Zimmer Biomet Holdings, Inc.(b)	121,523	11,084,113
		762,695,578
Health Care Providers & Services — 1.7%
Acadia Healthcare Co., Inc.(a)	59,878	1,358,632
Amedisys, Inc.(a)	18,747	1,844,517
Cardinal Health, Inc.	147,210	24,731,280
Cencora, Inc.	107,302	32,174,505
Centene Corp.(a)	302,641	16,427,354
Chemed Corp.	8,657	4,215,353
Cigna Group	163,096	53,916,276
CVS Health Corp.	763,413	52,660,229
DaVita, Inc.(a)	23,596	3,361,250
Elevance Health, Inc.	137,839	53,613,857
Encompass Health Corp.(b)	62,499	7,664,252
HCA Healthcare, Inc.	106,587	40,833,480
Henry Schein, Inc.(a)	67,593	4,937,669
Humana, Inc.	73,235	17,904,493
Labcorp Holdings, Inc.(b)	51,726	13,578,592
Security	Shares	Value
Health Care Providers & Services (continued)
McKesson Corp.	76,498	$ 56,056,204
Molina Healthcare, Inc.(a)	33,088	9,856,915
Quest Diagnostics, Inc.(b)	68,152	12,242,144
Tenet Healthcare Corp.(a)	55,816	9,823,616
UnitedHealth Group, Inc.	554,665	173,038,840
Universal Health Services, Inc., Class B	33,559	6,079,213
		596,318,671
Health Care REITs(b) — 0.3%
Alexandria Real Estate Equities, Inc.	108,130	7,853,482
Healthcare Realty Trust, Inc.	215,699	3,420,986
Healthpeak Properties, Inc.	421,240	7,375,912
Medical Properties Trust, Inc.	304,053	1,310,469
Omega Healthcare Investors, Inc.	170,338	6,242,888
Ventas, Inc.	259,126	16,363,807
Welltower, Inc.	399,354	61,392,690
		103,960,234
Health Care Technology(a) — 0.1%
Certara, Inc.	72,883	852,731
Doximity, Inc., Class A	75,270	4,617,062
Veeva Systems, Inc., Class A	89,972	25,910,136
		31,379,929
Hotel & Resort REITs(b) — 0.0%
Host Hotels & Resorts, Inc.	417,874	6,418,545
Park Hotels & Resorts, Inc.	137,179	1,403,341
		7,821,886
Hotels, Restaurants & Leisure — 2.3%
Airbnb, Inc., Class A(a)	259,210	34,303,851
Aramark(b)	164,112	6,871,370
Booking Holdings, Inc.(b)	19,829	114,794,840
Boyd Gaming Corp.(b)	37,762	2,954,121
Caesars Entertainment, Inc.(a)	124,528	3,535,350
Carnival Corp.(a)	633,674	17,818,913
Cava Group, Inc.(a)	47,502	4,001,094
Chipotle Mexican Grill, Inc.(a)	817,606	45,908,577
Choice Hotels International, Inc.(b)	17,682	2,243,492
Churchill Downs, Inc.(b)	42,084	4,250,484
Darden Restaurants, Inc.	70,833	15,439,469
Domino’s Pizza, Inc.(b)	19,614	8,838,068
DoorDash, Inc., Class A(a)	218,955	53,974,597
DraftKings, Inc., Class A(a)(b)	276,521	11,859,986
Dutch Bros, Inc., Class A(a)	70,278	4,804,907
Expedia Group, Inc.(b)	75,241	12,691,652
Flutter Entertainment PLC(a)	106,790	30,516,310
Hilton Worldwide Holdings, Inc.	142,167	37,864,759
Hyatt Hotels Corp., Class A	25,587	3,573,225
Las Vegas Sands Corp.(b)	197,632	8,598,968
Light & Wonder, Inc., Class A(a)	50,444	4,855,739
Marriott International, Inc., Class A(b)	138,746	37,906,795
McDonald’s Corp.	435,728	127,306,650
MGM Resorts International(a)(b)	124,875	4,294,451
Norwegian Cruise Line Holdings Ltd.(a)	266,210	5,398,739
Penn Entertainment, Inc.(a)	102,537	1,832,336
Planet Fitness, Inc., Class A(a)	51,422	5,607,569
Restaurant Brands International, Inc.	199,638	13,234,003
Royal Caribbean Cruises Ltd.(b)	153,801	48,161,245
Starbucks Corp.(b)	693,280	63,525,246
Texas Roadhouse, Inc.	39,986	7,493,776
Travel & Leisure Co.(b)	43,012	2,219,849
Vail Resorts, Inc.(b)	22,801	3,582,721
Viking Holdings Ltd.(a)	125,418	6,683,525
Wendy’s Co.(b)	117,565	1,342,592
18
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
Large Cap Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Wingstop, Inc.(b)	16,929	$ 5,700,672
Wyndham Hotels & Resorts, Inc.(b)	47,369	3,846,837
Wynn Resorts Ltd.(b)	51,532	4,827,002
Yum! Brands, Inc.(b)	169,898	25,175,486
		797,839,266
Household Durables — 0.3%
D.R. Horton, Inc.(b)	166,598	21,477,814
Garmin Ltd.	97,812	20,415,321
Lennar Corp.(b)	6,036	635,289
Lennar Corp., Class A(b)	138,949	15,369,149
Mohawk Industries, Inc.(a)	34,037	3,568,439
Newell Brands, Inc.(b)	242,632	1,310,213
NVR, Inc.(a)	1,721	12,710,721
PulteGroup, Inc.(b)	121,733	12,837,962
SharkNinja, Inc.(a)(b)	39,452	3,905,353
Tempur Sealy International, Inc.(b)	105,956	7,210,306
Toll Brothers, Inc.(b)	62,413	7,123,196
TopBuild Corp.(a)(b)	18,598	6,020,916
Whirlpool Corp.(b)	32,729	3,319,375
		115,904,054
Household Products — 0.9%
Church & Dwight Co., Inc.(b)	150,676	14,481,470
Clorox Co.(b)	75,841	9,106,229
Colgate-Palmolive Co.(b)	490,028	44,543,545
Kimberly-Clark Corp.	202,545	26,112,102
Procter & Gamble Co.(b)	1,431,716	228,100,993
Reynolds Consumer Products, Inc.(b)	33,158	710,244
		323,054,583
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp.(b)	435,026	4,576,474
Brookfield Renewable Corp.(b)	79,735	2,613,713
Clearway Energy, Inc., Class A	22,840	691,138
Clearway Energy, Inc., Class C(b)	53,375	1,708,000
Talen Energy Corp.(a)(b)	27,988	8,138,071
Vistra Corp.	206,209	39,965,366
		57,692,762
Industrial Conglomerates — 0.4%
3M Co.(b)	328,435	50,000,944
Honeywell International, Inc.	392,380	91,377,455
		141,378,399
Industrial REITs — 0.2%
Americold Realty Trust, Inc.(b)	179,449	2,984,237
EastGroup Properties, Inc.(b)	30,942	5,171,027
First Industrial Realty Trust, Inc.	79,668	3,834,421
Lineage, Inc.(b)	40,725	1,772,352
Prologis, Inc.(b)	565,397	59,434,533
Rexford Industrial Realty, Inc.(b)	134,232	4,774,632
STAG Industrial, Inc.(b)	117,012	4,245,195
		82,216,397
Insurance — 2.1%
Aflac, Inc.	296,911	31,312,234
Allstate Corp.(b)	160,842	32,379,103
American Financial Group, Inc.	40,797	5,148,989
American International Group, Inc.	355,725	30,446,503
Aon PLC, Class A	127,983	45,659,215
Arch Capital Group Ltd.	223,425	20,342,846
Arthur J Gallagher & Co.(b)	152,275	48,746,273
Assurant, Inc.	32,366	6,391,961
Assured Guaranty Ltd.	28,046	2,442,807
Security	Shares	Value
Insurance (continued)
Axis Capital Holdings Ltd.(b)	48,434	$ 5,028,418
Brighthouse Financial, Inc.(a)	36,862	1,982,070
Brown & Brown, Inc.	168,170	18,645,008
Chubb Ltd.	226,843	65,720,954
Cincinnati Financial Corp.(b)	94,454	14,066,090
CNA Financial Corp.(b)	10,924	508,294
Everest Group Ltd.	25,856	8,787,162
Fidelity National Financial, Inc., Class A	157,710	8,841,223
First American Financial Corp.	61,946	3,802,865
Globe Life, Inc.(b)	52,283	6,498,254
Hanover Insurance Group, Inc.	22,531	3,827,341
Hartford Insurance Group, Inc.	175,136	22,219,504
Kemper Corp.	36,506	2,356,097
Kinsale Capital Group, Inc.(b)	13,908	6,730,081
Lincoln National Corp.(b)	108,430	3,751,678
Loews Corp.	104,142	9,545,656
Markel Group, Inc.(a)	7,593	15,165,954
Marsh & McLennan Cos., Inc.	300,827	65,772,815
MetLife, Inc.	342,826	27,570,067
Old Republic International Corp.	136,707	5,255,017
Primerica, Inc.(b)	20,803	5,693,157
Principal Financial Group, Inc.(b)	139,045	11,044,344
Progressive Corp.	357,187	95,318,923
Prudential Financial, Inc.	216,157	23,223,908
Reinsurance Group of America, Inc.	41,483	8,228,568
RenaissanceRe Holdings Ltd.(b)	29,476	7,159,720
RLI Corp.	52,126	3,764,540
Ryan Specialty Holdings, Inc., Class A(b)	61,998	4,215,244
Travelers Cos., Inc.	137,800	36,867,012
Unum Group(b)	106,257	8,581,315
W.R. Berkley Corp.	181,047	13,301,523
White Mountains Insurance Group Ltd.	1,546	2,776,183
Willis Towers Watson PLC(b)	60,409	18,515,359
		757,634,275
Interactive Media & Services — 6.1%
Alphabet, Inc., Class A	3,543,126	624,405,095
Alphabet, Inc., Class C	2,884,965	511,763,941
IAC, Inc.(a)	45,466	1,697,700
Match Group, Inc.(b)	155,641	4,807,751
Meta Platforms, Inc., Class A	1,330,854	982,290,029
Pinterest, Inc., Class A(a)	362,499	12,999,214
Reddit, Inc., Class A(a)	71,934	10,831,102
Trump Media & Technology Group Corp., Class A(a)(b)	37,898	683,680
ZoomInfo Technologies, Inc., Class A(a)	168,504	1,705,261
		2,151,183,773
IT Services — 1.4%
Accenture PLC, Class A(b)	381,564	114,045,664
Akamai Technologies, Inc.(a)(b)	87,457	6,975,570
Amdocs Ltd.(b)	70,048	6,391,180
Cloudflare, Inc., Class A(a)	188,592	36,931,971
Cognizant Technology Solutions Corp., Class A	300,929	23,481,490
DXC Technology Co.(a)	114,561	1,751,638
EPAM Systems, Inc.(a)	33,569	5,935,671
Gartner, Inc.(a)	45,665	18,458,706
Globant SA(a)	26,559	2,412,620
GoDaddy, Inc., Class A(a)	83,780	15,085,427
International Business Machines Corp.(b)	567,119	167,175,339
Kyndryl Holdings, Inc.(a)	140,574	5,898,485
MongoDB, Inc.(a)	45,220	9,495,748
Okta, Inc., Class A(a)	99,087	9,905,727
Master Portfolio Schedule of Investments
19

Schedule of Investments (unaudited)(continued)
June 30, 2025
Large Cap Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
IT Services (continued)
Snowflake, Inc., Class A(a)	190,516	$ 42,631,765
Twilio, Inc., Class A(a)	87,245	10,849,788
VeriSign, Inc.	48,759	14,081,599
		491,508,388
Leisure Products — 0.0%
Brunswick Corp./DE(b)	42,261	2,334,497
Hasbro, Inc.	80,563	5,947,161
Mattel, Inc.(a)	195,704	3,859,283
YETI Holdings, Inc.(a)	55,061	1,735,523
		13,876,464
Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc.	173,679	20,495,859
Avantor, Inc.(a)	423,076	5,694,603
Bio-Rad Laboratories, Inc., Class A(a)	11,559	2,789,418
Bio-Techne Corp.(b)	97,044	4,992,914
Bruker Corp.	64,071	2,639,725
Charles River Laboratories International, Inc.(a)	29,732	4,511,236
Danaher Corp.	388,874	76,818,170
Illumina, Inc.(a)	96,419	9,199,337
IQVIA Holdings, Inc.(a)	108,103	17,035,952
Medpace Holdings, Inc.(a)	14,091	4,422,601
Mettler-Toledo International, Inc.(a)	12,864	15,111,598
QIAGEN NV(b)	129,719	6,234,295
Repligen Corp.(a)(b)	32,107	3,993,469
Revvity, Inc.(b)	73,009	7,061,430
Sotera Health Co.(a)(b)	89,715	997,631
Tempus AI, Inc.(a)	50,785	3,226,879
Thermo Fisher Scientific, Inc.	230,184	93,330,405
Waters Corp.(a)	36,278	12,662,473
West Pharmaceutical Services, Inc.(b)	44,253	9,682,556
		300,900,551
Machinery — 1.7%
AGCO Corp.(b)	38,260	3,946,902
Allison Transmission Holdings, Inc.	53,063	5,040,454
Caterpillar, Inc.(b)	282,234	109,566,061
CNH Industrial NV(b)	524,740	6,800,630
Crane Co.	30,884	5,864,563
Cummins, Inc.	84,622	27,713,705
Deere & Co.(b)	148,926	75,727,382
Donaldson Co., Inc.(b)	75,830	5,258,811
Dover Corp.(b)	82,647	15,143,410
Esab Corp.(b)	33,897	4,086,283
Flowserve Corp.	82,926	4,341,176
Fortive Corp.	206,919	10,786,687
Gates Industrial Corp. PLC(a)	152,137	3,503,715
Graco, Inc.	101,190	8,699,304
IDEX Corp.(b)	45,995	8,075,342
Illinois Tool Works, Inc.(b)	178,606	44,160,334
Ingersoll Rand, Inc.	245,840	20,448,971
ITT, Inc.(b)	49,734	7,799,783
Lincoln Electric Holdings, Inc.(b)	33,049	6,851,719
Middleby Corp.(a)(b)	30,356	4,371,264
Mueller Industries, Inc.	66,907	5,317,099
Nordson Corp.	33,254	7,128,660
Oshkosh Corp.	38,976	4,425,335
Otis Worldwide Corp.	240,868	23,850,749
PACCAR, Inc.	314,131	29,861,293
Parker-Hannifin Corp.(b)	78,451	54,795,670
Pentair PLC(b)	100,893	10,357,675
RBC Bearings, Inc.(a)	17,501	6,734,385
Security	Shares	Value
Machinery (continued)
Snap-on, Inc.(b)	31,632	$ 9,843,246
Stanley Black & Decker, Inc.(b)	96,117	6,511,927
Timken Co.(b)	38,052	2,760,673
Toro Co.	63,911	4,517,230
Westinghouse Air Brake Technologies Corp.	103,350	21,636,323
Xylem, Inc.	149,662	19,360,276
		585,287,037
Marine Transportation — 0.0%
Kirby Corp.(a)(b)	34,658	3,930,564
Media — 0.5%
Charter Communications, Inc., Class A(a)(b)	55,088	22,520,525
Comcast Corp., Class A	2,257,527	80,571,139
DoubleVerify Holdings, Inc.(a)	93,379	1,397,884
Fox Corp., Class A(b)	131,521	7,370,437
Fox Corp., Class B	82,537	4,261,385
Interpublic Group of Cos., Inc.	234,836	5,748,785
Liberty Broadband Corp., Class A(a)	10,629	1,039,729
Liberty Broadband Corp., Class C(a)	69,691	6,856,201
New York Times Co., Class A	100,598	5,631,476
News Corp., Class A	228,542	6,792,268
News Corp., Class B(b)	72,414	2,484,524
Nexstar Media Group, Inc., Class A(b)	17,826	3,083,007
Omnicom Group, Inc.(b)	117,728	8,469,352
Paramount Global, Class A	532	12,209
Paramount Global, Class B(b)	371,785	4,796,027
Sirius XM Holdings, Inc.(b)	117,117	2,690,177
Trade Desk, Inc., Class A(a)	276,528	19,907,251
		183,632,376
Metals & Mining — 0.4%
Alcoa Corp.(b)	150,756	4,448,810
Anglogold Ashanti PLC	310,792	14,162,791
Carpenter Technology Corp.	29,691	8,205,999
Cleveland-Cliffs, Inc.(a)	298,171	2,266,100
Freeport-McMoRan, Inc.	871,800	37,792,530
MP Materials Corp., Class A(a)(b)	79,650	2,649,955
Newmont Corp.(b)	678,527	39,530,983
Nucor Corp.(b)	139,998	18,135,341
Reliance, Inc.	32,835	10,306,906
Royal Gold, Inc.(b)	41,202	7,327,364
Southern Copper Corp.	50,423	5,101,295
Steel Dynamics, Inc.	85,137	10,898,387
		160,826,461
Mortgage Real Estate Investment Trusts (REITs)(b) — 0.0%
AGNC Investment Corp.	546,143	5,019,054
Annaly Capital Management, Inc.	353,992	6,662,130
Rithm Capital Corp.	318,587	3,596,847
Starwood Property Trust, Inc.	195,825	3,930,208
		19,208,239
Multi-Utilities — 0.6%
Ameren Corp.(b)	164,560	15,804,342
CenterPoint Energy, Inc.(b)	398,557	14,642,984
CMS Energy Corp.(b)	183,146	12,688,355
Consolidated Edison, Inc.	214,504	21,525,476
Dominion Energy, Inc.(b)	519,098	29,339,419
DTE Energy Co.	125,399	16,610,352
NiSource, Inc.(b)	286,380	11,552,569
Public Service Enterprise Group, Inc.	304,372	25,622,035
20
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
Large Cap Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Multi-Utilities (continued)
Sempra(b)	392,416	$ 29,733,360
WEC Energy Group, Inc.(b)	195,888	20,411,530
		197,930,422
Office REITs — 0.0%
BXP, Inc.(b)	99,181	6,691,742
Cousins Properties, Inc.	108,399	3,255,222
Highwoods Properties, Inc.(b)	69,806	2,170,268
Kilroy Realty Corp.(b)	71,231	2,443,936
Vornado Realty Trust(b)	104,805	4,007,743
		18,568,911
Oil, Gas & Consumable Fuels — 2.8%
Antero Midstream Corp.	213,239	4,040,879
Antero Resources Corp.(a)	174,766	7,039,575
APA Corp.(b)	221,966	4,059,758
Cheniere Energy, Inc.	134,448	32,740,777
Chevron Corp.(b)	994,202	142,359,784
Chord Energy Corp.	36,465	3,531,635
Civitas Resources, Inc.(b)	64,953	1,787,507
ConocoPhillips	771,596	69,243,025
Coterra Energy, Inc.(b)	447,488	11,357,246
Devon Energy Corp.	382,634	12,171,588
Diamondback Energy, Inc.(b)	116,696	16,034,030
DT Midstream, Inc.	62,363	6,854,317
EOG Resources, Inc.(b)	336,619	40,262,999
EQT Corp.	364,983	21,285,809
Expand Energy Corp.	135,586	15,855,427
Exxon Mobil Corp.(b)	2,641,293	284,731,385
Hess Corp.	173,032	23,971,853
HF Sinclair Corp.	97,394	4,000,946
Kinder Morgan, Inc.	1,185,303	34,847,908
Marathon Petroleum Corp.(b)	189,944	31,551,598
Matador Resources Co.(b)	69,199	3,302,176
Occidental Petroleum Corp.(b)	410,497	17,244,979
ONEOK, Inc.(b)	384,083	31,352,695
Ovintiv, Inc.	163,957	6,238,564
Permian Resources Corp., Class A(b)	382,847	5,214,376
Phillips 66(b)	248,474	29,642,948
Range Resources Corp.	146,548	5,960,107
Targa Resources Corp.	130,900	22,787,072
Texas Pacific Land Corp.(b)	11,580	12,232,996
Valero Energy Corp.(b)	190,258	25,574,480
Viper Energy, Inc., Class A(b)	81,255	3,098,253
Williams Cos., Inc.	742,344	46,626,627
		977,003,319
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	37,263	3,204,245
Passenger Airlines — 0.1%
Alaska Air Group, Inc.(a)	75,056	3,713,771
American Airlines Group, Inc.(a)(b)	406,859	4,564,958
Delta Air Lines, Inc.	398,963	19,621,001
Southwest Airlines Co.(b)	315,428	10,232,484
United Airlines Holdings, Inc.(a)	198,100	15,774,703
		53,906,917
Personal Care Products — 0.1%
BellRing Brands, Inc.(a)	80,505	4,663,655
Coty, Inc., Class A(a)	220,597	1,025,776
elf Beauty, Inc.(a)(b)	34,390	4,279,492
Security	Shares	Value
Personal Care Products (continued)
Estee Lauder Cos., Inc., Class A(b)	140,700	$ 11,368,560
Kenvue, Inc.(b)	1,158,249	24,242,151
		45,579,634
Pharmaceuticals — 2.7%
Bristol-Myers Squibb Co.	1,242,202	57,501,530
Corcept Therapeutics, Inc.(a)	57,989	4,256,393
Elanco Animal Health, Inc.(a)	298,049	4,256,140
Eli Lilly & Co.	488,320	380,660,089
Jazz Pharmaceuticals PLC(a)	37,268	3,954,880
Johnson & Johnson	1,466,824	224,057,366
Merck & Co., Inc.(b)	1,535,804	121,574,245
Organon & Co.(b)	175,004	1,694,039
Perrigo Co. PLC(b)	77,833	2,079,698
Pfizer, Inc.(b)	3,462,778	83,937,739
Royalty Pharma PLC, Class A(b)	243,506	8,773,521
Viatris, Inc.(b)	741,921	6,625,354
Zoetis, Inc., Class A(b)	272,002	42,418,712
		941,789,706
Professional Services — 0.8%
Amentum Holdings, Inc.(a)(b)	103,631	2,446,728
Automatic Data Processing, Inc.	248,376	76,599,158
Booz Allen Hamilton Holding Corp., Class A(b)	76,129	7,927,313
Broadridge Financial Solutions, Inc.(b)	71,027	17,261,692
CACI International, Inc., Class A(a)(b)	13,121	6,254,781
Clarivate PLC(a)(b)	255,993	1,100,770
Concentrix Corp.(b)	30,351	1,604,202
Dayforce, Inc.(a)(b)	92,294	5,112,165
Dun & Bradstreet Holdings, Inc.	189,122	1,719,119
Equifax, Inc.	76,082	19,733,388
ExlService Holdings, Inc.(a)	97,634	4,275,393
FTI Consulting, Inc.(a)	21,543	3,479,194
Genpact Ltd.	99,306	4,370,457
Jacobs Solutions, Inc.	75,187	9,883,331
KBR, Inc.(b)	78,299	3,753,654
Leidos Holdings, Inc.	78,681	12,412,714
ManpowerGroup, Inc.	31,447	1,270,459
Parsons Corp.(a)(b)	29,734	2,134,009
Paychex, Inc.(b)	196,681	28,609,218
Paycom Software, Inc.(b)	32,159	7,441,593
Paylocity Holding Corp.(a)(b)	26,389	4,781,423
Robert Half, Inc.(b)	61,305	2,516,570
Science Applications International Corp.(b)	30,152	3,395,417
SS&C Technologies Holdings, Inc.(b)	131,557	10,892,920
TransUnion	118,614	10,438,032
Verisk Analytics, Inc.	85,304	26,572,196
		275,985,896
Real Estate Management & Development(a) — 0.2%
CBRE Group, Inc., Class A	180,979	25,358,778
CoStar Group, Inc.	252,875	20,331,150
Howard Hughes Holdings, Inc.(b)	16,804	1,134,270
Jones Lang LaSalle, Inc.	29,773	7,615,338
Zillow Group, Inc., Class A	30,566	2,093,465
Zillow Group, Inc., Class C	97,985	6,863,849
		63,396,850
Residential REITs — 0.3%
American Homes 4 Rent, Class A	213,228	7,691,134
AvalonBay Communities, Inc.(b)	86,140	17,529,490
Camden Property Trust(b)	65,348	7,364,066
Equity LifeStyle Properties, Inc.	119,221	7,352,359
Master Portfolio Schedule of Investments
21

Schedule of Investments (unaudited)(continued)
June 30, 2025
Large Cap Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Residential REITs (continued)
Equity Residential	233,773	$ 15,777,340
Essex Property Trust, Inc.(b)	39,127	11,088,592
Invitation Homes, Inc.(b)	376,482	12,348,609
Mid-America Apartment Communities, Inc.(b)	71,182	10,535,648
Sun Communities, Inc.(b)	76,866	9,722,780
UDR, Inc.(b)	207,330	8,465,284
		107,875,302
Retail REITs — 0.3%
Agree Realty Corp.(b)	63,946	4,671,895
Brixmor Property Group, Inc.	188,872	4,918,227
Federal Realty Investment Trust	52,020	4,941,380
Kimco Realty Corp.	400,286	8,414,011
NNN REIT, Inc.	117,810	5,087,036
Realty Income Corp.(b)	539,843	31,100,355
Regency Centers Corp.(b)	114,030	8,122,357
Simon Property Group, Inc.	197,480	31,746,885
		99,002,146
Semiconductors & Semiconductor Equipment — 11.4%
Advanced Micro Devices, Inc.(a)	981,617	139,291,452
Allegro MicroSystems, Inc.(a)(b)	68,116	2,328,886
Amkor Technology, Inc.	73,275	1,538,042
Analog Devices, Inc.(b)	302,409	71,979,390
Applied Materials, Inc.(b)	494,949	90,610,314
Astera Labs, Inc.(a)(b)	69,345	6,270,175
Broadcom, Inc.	2,815,036	775,964,673
Cirrus Logic, Inc.(a)	33,444	3,486,704
Enphase Energy, Inc.(a)(b)	80,819	3,204,473
Entegris, Inc.(b)	90,889	7,330,198
First Solar, Inc.(a)	61,868	10,241,629
GLOBALFOUNDRIES, Inc.(a)(b)	64,640	2,469,248
Intel Corp.	2,663,702	59,666,925
KLA Corp.(b)	81,115	72,657,950
Lam Research Corp.	779,383	75,865,141
Lattice Semiconductor Corp.(a)(b)	84,747	4,151,756
MACOM Technology Solutions Holdings, Inc., Class H(a)	39,876	5,713,832
Marvell Technology, Inc.	530,835	41,086,629
Microchip Technology, Inc.(b)	321,682	22,636,762
Micron Technology, Inc.	683,016	84,181,722
MKS, Inc.(b)	40,330	4,007,189
Monolithic Power Systems, Inc.(b)	28,212	20,633,693
NVIDIA Corp.	14,265,762	2,253,847,738
ON Semiconductor Corp.(a)	260,546	13,655,216
Onto Innovation, Inc.(a)(b)	32,179	3,247,827
Qorvo, Inc.(a)	55,714	4,730,676
QUALCOMM, Inc.	670,086	106,717,896
Skyworks Solutions, Inc.	94,570	7,047,356
Teradyne, Inc.(b)	98,646	8,870,248
Texas Instruments, Inc.	553,973	115,015,874
Universal Display Corp.(b)	28,312	4,373,072
		4,022,822,686
Software — 11.3%
Adobe, Inc.(a)	259,415	100,362,475
ANSYS, Inc.(a)	54,032	18,977,119
Appfolio, Inc., Class A(a)(b)	14,260	3,283,793
AppLovin Corp., Class A(a)	145,322	50,874,326
Atlassian Corp., Class A(a)	98,649	20,034,625
Aurora Innovation, Inc., Class A(a)	607,788	3,184,809
Autodesk, Inc.(a)	129,859	40,200,451
Bentley Systems, Inc., Class B(b)	84,070	4,537,258
Security	Shares	Value
Software (continued)
Bill Holdings, Inc.(a)	56,046	$ 2,592,688
Cadence Design Systems, Inc.(a)	166,313	51,249,351
CCC Intelligent Solutions Holdings, Inc.(a)(b)	296,029	2,785,633
Confluent, Inc., Class A(a)	158,918	3,961,826
Crowdstrike Holdings, Inc., Class A(a)	148,867	75,819,452
Datadog, Inc., Class A(a)	188,205	25,281,578
Docusign, Inc.(a)	122,682	9,555,701
Dolby Laboratories, Inc., Class A	38,321	2,845,717
Dropbox, Inc., Class A(a)	133,083	3,806,174
Dynatrace, Inc.(a)	182,098	10,053,631
Elastic NV(a)	54,982	4,636,632
Fair Isaac Corp.(a)	14,485	26,478,001
Fortinet, Inc.(a)	390,934	41,329,542
Gen Digital, Inc.(b)	343,345	10,094,343
Gitlab, Inc., Class A(a)	77,976	3,517,497
Guidewire Software, Inc.(a)	50,099	11,795,810
HubSpot, Inc.(a)	30,687	17,081,305
Informatica, Inc., Class A(a)	46,751	1,138,387
Intuit, Inc.	166,427	131,082,898
Manhattan Associates, Inc.(a)	36,515	7,210,617
Microsoft Corp.	4,520,610	2,248,596,620
MicroStrategy, Inc., Class A(a)	152,249	61,543,613
nCino, Inc.(a)(b)	54,251	1,517,400
Nutanix, Inc., Class A(a)	153,612	11,742,101
Oracle Corp.	1,009,296	220,662,384
Palantir Technologies, Inc., Class A(a)	1,331,430	181,500,538
Palo Alto Networks, Inc.(a)(b)	400,857	82,031,376
Pegasystems, Inc.(b)	52,428	2,837,928
Procore Technologies, Inc.(a)	64,408	4,406,795
PTC, Inc.(a)	72,768	12,540,837
RingCentral, Inc., Class A(a)	55,109	1,562,340
Roper Technologies, Inc.(b)	65,440	37,094,010
Rubrik, Inc., Class A(a)(b)	59,901	5,366,531
Salesforce, Inc.	569,093	155,185,970
Samsara, Inc., Class A(a)(b)	165,533	6,584,903
SentinelOne, Inc., Class A(a)	166,630	3,045,996
ServiceNow, Inc.(a)	125,977	129,514,434
Synopsys, Inc.(a)	94,070	48,227,808
Teradata Corp.(a)	58,692	1,309,419
Tyler Technologies, Inc.(a)	26,187	15,524,701
UiPath, Inc., Class A(a)	269,424	3,448,627
Unity Software, Inc.(a)	193,657	4,686,499
Workday, Inc., Class A(a)	131,101	31,464,240
Zoom Communications, Inc., Class A(a)	162,339	12,659,195
Zscaler, Inc.(a)	57,498	18,050,922
		3,984,876,826
Specialized REITs — 0.9%
American Tower Corp.(b)	285,113	63,015,675
Crown Castle, Inc.	264,451	27,167,051
CubeSmart	140,738	5,981,365
Digital Realty Trust, Inc.	205,243	35,780,012
EPR Properties(b)	44,194	2,574,742
Equinix, Inc.	59,715	47,501,491
Extra Space Storage, Inc.	129,531	19,098,051
Gaming & Leisure Properties, Inc.	164,498	7,678,767
Iron Mountain, Inc.(b)	180,317	18,495,115
Lamar Advertising Co., Class A(b)	54,689	6,637,057
Millrose Properties, Inc., Class A	76,577	2,183,210
National Storage Affiliates Trust	46,552	1,489,199
Public Storage(b)	96,268	28,246,957
Rayonier, Inc.	94,874	2,104,305
22
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
Large Cap Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialized REITs (continued)
SBA Communications Corp.	66,317	$ 15,573,884
VICI Properties, Inc.(b)	641,752	20,921,115
Weyerhaeuser Co.(b)	447,407	11,493,886
		315,941,882
Specialty Retail — 1.8%
AutoNation, Inc.(a)	14,910	2,961,872
AutoZone, Inc.(a)	10,181	37,794,214
Bath & Body Works, Inc.	140,102	4,197,456
Best Buy Co., Inc.(b)	119,258	8,005,790
Burlington Stores, Inc.(a)	38,306	8,911,508
CarMax, Inc.(a)	92,519	6,218,202
Carvana Co., Class A(a)(b)	78,148	26,332,750
Chewy, Inc., Class A(a)	129,046	5,499,941
Dick’s Sporting Goods, Inc.	32,989	6,525,554
Five Below, Inc.(a)	33,418	4,383,773
Floor & Decor Holdings, Inc., Class A(a)(b)	63,434	4,818,447
GameStop Corp., Class A(a)(b)	238,850	5,825,551
Gap, Inc.(b)	121,989	2,660,580
Home Depot, Inc.	606,891	222,510,516
Lithia Motors, Inc., Class A	15,982	5,399,039
Lowe’s Cos., Inc.	341,624	75,796,117
Murphy USA, Inc.(b)	11,568	4,705,862
O’Reilly Automotive, Inc.(a)	519,462	46,819,110
Penske Automotive Group, Inc.(b)	11,118	1,910,184
RH(a)	8,838	1,670,470
Ross Stores, Inc.	196,366	25,052,374
TJX Cos., Inc.	681,781	84,193,136
Tractor Supply Co.(b)	323,633	17,078,113
Ulta Beauty, Inc.(a)(b)	27,520	12,874,406
Valvoline, Inc.(a)	82,639	3,129,539
Wayfair, Inc., Class A(a)	60,688	3,103,584
Williams-Sonoma, Inc.(b)	72,183	11,792,537
		640,170,625
Technology Hardware, Storage & Peripherals — 5.5%
Apple, Inc.	8,985,236	1,843,500,870
Dell Technologies, Inc., Class C(b)	196,196	24,053,630
Hewlett Packard Enterprise Co.(b)	810,196	16,568,508
HP, Inc.	578,631	14,153,314
NetApp, Inc.(b)	124,813	13,298,825
Pure Storage, Inc., Class A(a)	187,597	10,801,835
Sandisk Corp.(a)	76,107	3,451,453
Super Micro Computer, Inc.(a)(b)	304,775	14,937,023
Western Digital Corp.(b)	211,825	13,554,682
		1,954,320,140
Textiles, Apparel & Luxury Goods — 0.3%
Amer Sports, Inc.(a)	92,047	3,567,742
Birkenstock Holding PLC(a)	25,819	1,269,778
Columbia Sportswear Co.(b)	19,408	1,185,441
Crocs, Inc.(a)(b)	32,688	3,310,640
Deckers Outdoor Corp.(a)	92,669	9,551,394
Lululemon Athletica, Inc.(a)	64,944	15,429,395
NIKE, Inc., Class B(b)	705,242	50,100,392
On Holding AG, Class A(a)	135,917	7,074,480
PVH Corp.	30,643	2,102,110
Ralph Lauren Corp., Class A	23,693	6,498,516
Skechers USA, Inc., Class A(a)	80,727	5,093,874
Tapestry, Inc.	127,605	11,204,995
Under Armour, Inc., Class A(a)	126,836	866,290
Under Armour, Inc., Class C(a)	128,526	834,134
VF Corp.(b)	210,114	2,468,839
		120,558,020
Security	Shares	Value
Tobacco — 0.7%
Altria Group, Inc.	1,028,212	$ 60,284,070
Philip Morris International, Inc.	949,658	172,961,211
		233,245,281
Trading Companies & Distributors — 0.5%
Air Lease Corp., Class A	62,694	3,666,972
Applied Industrial Technologies, Inc.	23,508	5,464,434
Core & Main, Inc., Class A(a)(b)	119,929	7,237,715
Fastenal Co.(b)	699,692	29,387,064
Ferguson Enterprises, Inc.	117,912	25,675,338
FTAI Aviation Ltd.	62,850	7,230,264
MSC Industrial Direct Co., Inc., Class A(b)	26,309	2,236,791
QXO, Inc.(a)	316,680	6,821,287
SiteOne Landscape Supply, Inc.(a)(b)	27,805	3,362,737
United Rentals, Inc.(b)	39,520	29,774,368
Watsco, Inc.(b)	21,085	9,311,558
WESCO International, Inc.	25,309	4,687,227
WW Grainger, Inc.	26,953	28,037,589
		162,893,344
Water Utilities(b) — 0.1%
American Water Works Co., Inc.	118,280	16,453,931
Essential Utilities, Inc.	159,024	5,906,151
		22,360,082
Wireless Telecommunication Services(b) — 0.2%
Millicom International Cellular SA	63,386	2,375,073
T-Mobile U.S., Inc.	276,807	65,952,036
		68,327,109
Total Common Stocks — 98.8% (Cost: $14,383,500,600)		34,904,681,029
Investment Companies
Equity Funds — 0.6%
iShares Russell 1000 ETF(b)(c)	646,882	219,661,721
Total Investment Companies — 0.6% (Cost: $178,466,012)		219,661,721
Total Long-Term Investments — 99.4% (Cost: $14,561,966,612)		35,124,342,750
Short-Term Securities
Money Market Funds — 8.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.47%(c)(e)(f)	2,905,649,132	2,906,811,392
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)(e)	220,322,535	220,322,535
Total Short-Term Securities — 8.8% (Cost: $3,126,070,018)		3,127,133,927
Total Investments — 108.2% (Cost: $17,688,036,630)		38,251,476,677
Liabilities in Excess of Other Assets — (8.2)%		(2,896,517,654)
Net Assets — 100.0%		$ 35,354,959,023

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Master Portfolio.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
Master Portfolio Schedule of Investments
23

Schedule of Investments (unaudited)(continued)
June 30, 2025
Large Cap Index Master Portfolio

(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Master Portfolio for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Master Portfolio during the six months ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares Held at 06/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 1,880,715,577	$ 1,026,426,154 (a)	$ —	$ (227,650)	$ (102,689)	$ 2,906,811,392	2,905,649,132	$ 2,793,774 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	242,319,252	—	(21,996,717)(a)	—	—	220,322,535	220,322,535	4,114,340	—
Blackrock, Inc.	94,703,762	8,248,554	(7,374,043)	105,095	1,888,488	97,571,856	92,992	967,263	—
iShares Russell 1000 ETF	263,323,275	690,070,699	(763,826,427)	541,535	29,552,639	219,661,721	646,882	1,798,346	—
				$ 418,980	$ 31,338,438	$ 3,444,367,504		$ 9,673,723	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	762	09/19/25	$ 238,268	$ 3,872,756
S&P Mid 400 E-Mini Index	57	09/19/25	17,815	178,731
				$ 4,051,487
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 4,051,487	$ —	$ —	$ —	$ 4,051,487

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Master Portfolio Schedule of Investments. In the
Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in net unrealized appreciation (depreciation).

24
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
Large Cap Index Master Portfolio

For the period ended June 30, 2025, the effect of derivative financial instruments in the Statement of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ (8,790,643)	$ —	$ —	$ —	$ (8,790,643)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ 7,392,368	$ —	$ —	$ —	$ 7,392,368
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$247,225,921
For more information about the Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 34,904,681,028	$ —	$ 1	$ 34,904,681,029
Investment Companies	219,661,721	—	—	219,661,721
Short-Term Securities
Money Market Funds	3,127,133,927	—	—	3,127,133,927
	$38,251,476,676	$—	$1	$38,251,476,677
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 4,051,487	$ —	$ —	$ 4,051,487

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Master Portfolio Schedule of Investments
25

Statement of Assets and Liabilities (unaudited)
June 30, 2025

Large Cap Index Master Portfolio
ASSETS
Investments, at value — unaffiliated(a)(b)	$ 34,807,109,173
Investments, at value — affiliated(c)	3,444,367,504
Cash	1,334,883
Cash pledged for futures contracts	18,286,000
Receivables:
Investments sold	427,816,799
Securities lending income — affiliated	465,995
Dividends — unaffiliated	18,192,435
Dividends — affiliated	598,950
Variation margin on futures contracts	1,072,770
Prepaid expenses	44,402
Total assets	38,719,288,911
LIABILITIES
Collateral on securities loaned	2,908,447,466
Payables:
Investments purchased	68,502
Accounting services fees	248,827
Withdrawals to investors	454,636,568
Investment advisory fees	840,520
Trustees’ fees	59,476
Other accrued expenses	20,952
Professional fees	3,647
Variation margin on futures contracts	3,930
Total liabilities	3,364,329,888
Commitments and contingent liabilities
NET ASSETS	$ 35,354,959,023
NET ASSETS CONSIST OF
Investors’ capital	$ 14,787,467,488
Net unrealized appreciation (depreciation)	20,567,491,535
NET ASSETS	$ 35,354,959,023
(a) Investments, at cost—unaffiliated	$14,340,842,724
(b) Securities loaned, at value	$2,858,018,505
(c) Investments, at cost—affiliated	$3,347,193,906
See notes to financial statements.
26
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Statement of Operations (unaudited)
Six Months Ended June 30, 2025

Large Cap Index Master Portfolio
INVESTMENT INCOME
Dividends — unaffiliated	$219,062,976
Dividends — affiliated	6,879,949
Interest — unaffiliated	331,207
Securities lending income — affiliated — net	2,793,774
Foreign taxes withheld	(16,225)
Total investment income	229,051,681
EXPENSES
Investment advisory	5,106,921
Custodian	219,235
Trustees	130,551
Professional	50,350
Printing and postage	8,115
Miscellaneous	127,768
Total expenses	5,642,940
Less:
Fees waived and/or reimbursed by the Manager	(109,054)
Total expenses after fees waived and/or reimbursed	5,533,886
Net investment income	223,517,795
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	140,528,649
Investments — affiliated	418,980
Futures contracts	(8,790,643)
132,156,986
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	1,641,346,224
Investments — affiliated	31,338,438
Futures contracts	7,392,368
1,680,077,030
Net realized and unrealized gain	1,812,234,016
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,035,751,811
See notes to financial statements.
Master Portfolio Statement of Operations
27

Statements of Changes in Net Assets

	Large Cap Index Master Portfolio
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$223,517,795	$449,941,381
Net realized gain	132,156,986	539,298,360
Net change in unrealized appreciation (depreciation)	1,680,077,030	6,184,728,995
Net increase in net assets resulting from operations	2,035,751,811	7,173,968,736
CAPITAL TRANSACTIONS
Proceeds from contributions	2,747,560,037	2,978,430,797
Value of withdrawals	(3,734,935,118)	(5,590,963,775)
Net decrease in net assets derived from capital transactions	(987,375,081)	(2,612,532,978)
NET ASSETS
Total increase in net assets	1,048,376,730	4,561,435,758
Beginning of period	34,306,582,293	29,745,146,535
End of period	$35,354,959,023	$34,306,582,293
See notes to financial statements.
28
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights
(unaudited)

Large Cap Index Master Portfolio
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Total Return
Total return	6.10%(a)	24.49%	26.53%	(19.09)%	26.42%	20.89%
Ratios to Average Net Assets(b)
Total expenses	0.03%(c)	0.03%	0.03%	0.03%	0.03%	0.04%
Total expenses after fees waived and/or reimbursed	0.03%(c)	0.03%	0.03%	0.03%	0.03%	0.03%
Net investment income	1.31%(c)	1.36%	1.62%	1.57%	1.32%	1.76%
Supplemental Data
Net assets, end of period (000)	$35,354,959	$34,306,582	$29,745,147	$22,871,679	$24,365,425	$19,332,586
Portfolio turnover rate	9%	9%	13%	22%	17%	14%

(a)	Not annualized.
(b)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(c)	Annualized.
See notes to financial statements.
Master Portfolio Financial Highlights
29

Notes to Financial Statements (unaudited)

1.
ORGANIZATION
Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. MIP is organized as a Delaware statutory trust. Large Cap Index Master Portfolio (the “Master Portfolio”) is a series of MIP. The Master Portfolio is classified as diversified.
The Master Portfolio, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Master Portfolio is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.  Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.  Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Taxes: The Master Portfolio may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Master Portfolio invests. These foreign taxes, if any, are paid by the Master Portfolio and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2025, if any, are disclosed in the Statement of Assets and Liabilities.
The Master Portfolio files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Master Portfolio may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Master Portfolio may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Master Portfolio may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Master Portfolio is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Master Portfolio may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.
Other:  Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Master Portfolio’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Master Portfolio. The CODM has concluded that the Master Portfolio operates as a single operating segment since the Master Portfolio has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Master Portfolio’s financial statements.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Master Portfolio is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of MIP (the “Board”) has approved the designation of the Master Portfolio’s Manager as the valuation designee for the Master Portfolio.  The Master Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately
30
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Master Portfolio’s assets and liabilities:
•Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
•Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Master Portfolio uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by the Master Portfolio. Certain information made available by a Private Company is as of a date that is earlier than the date the Master Portfolio is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Master Portfolio could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that the Master Portfolio has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Master Portfolio Notes to Financial Statements
31

Notes to Financial Statements (unaudited) (continued)

•Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Master Portfolio may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio, or excess collateral returned by the Master Portfolio, on the next business day. During the term of the loan, the Master Portfolio is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Master Portfolio, except in the event of borrower default. The securities on loan, if any, are disclosed in the Master Portfolio’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Master Portfolio under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Master Portfolio, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the Master Portfolio’s securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Barclays Bank PLC	$ 111,968,315	$ (111,968,315)	$ —	$ —
Barclays Capital, Inc.	1,615,515	(1,615,515)	—	—
BMO Capital Markets Corp.	4,676,715	(4,676,715)	—	—
BNP Paribas SA	671,749,710	(671,749,710)	—	—
BofA Securities, Inc.	577,713,533	(577,713,533)	—	—
Goldman Sachs & Co. LLC	352,074,898	(352,074,898)	—	—
ING Financial Markets LLC	14,892	(14,892)	—	—
J.P. Morgan Securities LLC	118,467,850	(118,467,850)	—	—
Jefferies LLC	11,570,916	(11,570,916)	—	—
Mizuho Securities USA LLC	3,270	(3,270)	—	—
Morgan Stanley	179,006,779	(179,006,779)	—	—
National Financial Services LLC	105,234,109	(105,234,109)	—	—
Natixis SA	16,979,881	(16,979,881)	—	—
Pershing LLC	203,053	(203,053)	—	—
RBC Capital Markets LLC	448,582	(448,582)	—	—
Scotia Capital (USA), Inc.	1,061,175	(1,061,175)	—	—
SG Americas Securities LLC	57,288,683	(57,288,683)	—	—
State Street Bank & Trust Co.	65,106,566	(65,106,566)	—	—
Toronto-Dominion Bank	34,093,821	(34,093,821)	—	—
UBS AG	167,748,397	(167,748,397)	—	—
UBS Securities LLC	18,940,668	(18,940,668)	—	—
Virtu Americas LLC	8,056,490	(8,056,490)	—	—
32
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Wells Fargo Bank N.A.	$ 235,892,104	$ (235,892,104)	$ —	$ —
Wells Fargo Securities LLC	118,102,583	(118,102,583)	—	—
	$ 2,858,018,505	$ (2,858,018,505)	$ —	$ —

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Master Portfolio is disclosed in the
Master Portfolio’s Statement of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Master Portfolio benefits from a borrower default indemnity provided by BlackRock Finance, Inc.. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Master Portfolio could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Master Portfolio.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Master Portfolio and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Master Portfolio and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”).  Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.
For such services, the Master Portfolio pays the Manager a monthly fee at an annual rate equal to 0.03% of the average daily value of the Master Portfolio’s net assets.
BlackRock Advisors, LLC (“BAL”) is not entitled to compensation for providing administrative services to the Master Portfolio, for so long as BAL (or an affiliate) is entitled to compensation for providing administrative services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BAL (or an affiliate) receives investment advisory fees from the Master Portfolio.
Expense Waivers and Reimbursements:  The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of the Master Portfolio. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2025, the amount waived was $67,033.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Master Portfolio’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Master Portfolio.  This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.  For the six months ended June 30, 2025, the Manager waived $42,021 in investment advisory fees pursuant to this arrangement.
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Master Portfolio, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities
Master Portfolio Notes to Financial Statements
33

Notes to Financial Statements (unaudited) (continued)

lending, including any custodial costs. The Master Portfolio is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Master Portfolio bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Master Portfolio retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Master Portfolio retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds specified thresholds, the Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Prior to January 1, 2025, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeded a specified threshold, the Master Portfolio would retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excluded collateral investment fees ), and this amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Master Portfolio is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2025, the Master Portfolio paid BTC $1,174,726 for securities lending agent services.
Interfund Lending: Prior to March 3, 2025, in accordance with an exemptive order (the “Order”) from the SEC, the Master Portfolio could participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Master Portfolio’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
During the period ended March 3, 2025, the Master Portfolio did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Master Portfolio are directors and/or officers of BlackRock or its affiliates.
Other Transactions:  The Master Portfolio may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended June 30, 2025, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
Master Portfolio Name	Purchases	Sales	Net Realized Gain (Loss)
Large Cap Index Master Portfolio	$ 730,435,074	$ 219,271,244	$ (14,015,366)
7.
 PURCHASES AND SALES
For the six months ended June 30, 2025, purchases and sales of investments, excluding short-term securities, were $3,172,234,701 and $3,875,900,609, respectively.
8.
INCOME TAX INFORMATION
The Master Portfolio is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision is required.  It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.
The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
34
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

Management has analyzed tax laws and regulations and their application to the Master Portfolio as of June 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Master Portfolio’s NAV.
As of June 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Master Portfolio Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Large Cap Index Master Portfolio	$ 18,360,114,946	$ 21,079,930,696	$ (1,184,517,478)	$ 19,895,413,218
9.
BANK BORROWINGS
MIP, on behalf of the Master Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Master Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the six months ended June 30, 2025, the Master Portfolio did not borrow under the credit agreement.
10.
PRINCIPAL RISKS
In the normal course of business, the Master Portfolio invests in securities or other instruments and may enter into certain transactions, and such activities subject the Master Portfolio to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Master Portfolio and its investments. The Master Portfolio’s prospectus provides details of the risks to which the Master Portfolio is subject.
BFA uses an indexing approach to try to achieve the Master Portfolio’s investment objective. The Master Portfolio is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Master Portfolio may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Master Portfolio may invest in illiquid investments. An illiquid investment is any investment that the Master Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Master Portfolio may  experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Master Portfolio’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Master Portfolio may lose value, regardless of the individual results of the securities and other instruments in which the Master Portfolio invests. The Master Portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price the Master Portfolio could receive upon the sale of any particular portfolio investment may differ from the Master Portfolio’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Master Portfolio’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Master Portfolio, and the Master Portfolio could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.
Master Portfolio Notes to Financial Statements
35

Notes to Financial Statements (unaudited) (continued)

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Master Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Master Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Master Portfolio.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Master Portfolio’s portfolio are disclosed in its Schedule of Investments.
The Master Portfolio invests a significant portion of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Master Portfolio and could affect the income from, or the value or liquidity of, the Master Portfolio’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
The Master Portfolio invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Master Portfolio invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
36
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Compensation to the independent directors/trustees of the Trust and MIP is paid by the Trust and MIP, on behalf of the Fund/Master Portfolio.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Fund/Master Portfolio may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund/Master Portfolio and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
Additional Information
37

Additional Information (continued)

Fund and/or MIP Service Providers
Investment Adviser
BlackRock Fund Advisors
San Francisco, CA 94105
Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Trust/MIP
400 Howard Street
San Francisco, CA 94105
38
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreement

The Board of Trustees of Master Investment Portfolio (the “Master Portfolio”) met on April 22, 2025 (the “April Meeting”) and May 20-21, 2025 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Agreement”) between the Master Portfolio, on behalf of Large Cap Index Master Portfolio (the “Master Fund”) and BlackRock Fund Advisors (the “Manager” or “BlackRock”), the Master Portfolio’s investment advisor. iShares Russell 1000 Large-Cap Index Fund (the “Feeder Fund”), a series of BlackRock Funds III (the “Feeder Trust”), is a “feeder” fund that invests all of its investable assets in the Master Fund. Accordingly, the Board of Trustees of the Feeder Trust also considered the approval of the Agreement with respect to the Master Fund.  For simplicity: (a) the Board of Trustees of the Master Portfolio and the Board of Trustees of the Feeder Trust are referred to herein collectively as the “Board,” and the members are referred to as “Board Members”; (b) the shareholders of the Feeder Fund and the interest holders of the Master Fund are referred to as “shareholders”; and (c) the Master Fund and the Feeder Fund are referred to herein together as the “Fund”.
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreement for the Master Portfolio on an annual basis.  The Board Members who are not “interested persons” of the Master Portfolio, as defined in the 1940 Act, are considered independent Board Members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Master Portfolio, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, as well as numerous ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also held the April Meeting to consider specific information regarding the renewal of the Agreement. In considering the renewal of the Agreement, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Master Fund, the Feeder Fund and its shareholders.  BlackRock also furnished additional information to the Board in response to specific questions from the Board.  Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) the Fund’s operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreement. The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper Classification or Morningstar category, regarding fees and expenses of the Fund, as applicable, as compared with a peer group of funds as determined by Broadridge (“Expense Peers”), and the investment performance of the Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers, and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock; (h) sales and redemption data regarding the Feeder Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s, the Fund’s operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement, and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting, and such responses were reviewed by the Board Members.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of portfolio holdings of the Master Fund. The Board noted the willingness of BlackRock’s
Disclosure of Investment Advisory Agreement
39

Disclosure of Investment Advisory Agreement (continued)

personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis.  The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Fund. Throughout the year, the Board compared the Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance and the Fund’s investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Master Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third party service providers including, among others, the custodian, fund accountant, transfer agent, and auditor for the Fund, as applicable; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Feeder Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board also considered the operation of BlackRock’s business continuity plans.
B.  The Investment Performance of the Fund
The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the April Meeting. The Board noted that the Feeder Fund’s investment results correspond directly to the investment results of the Master Fund. The Board was provided with Fund performance reporting and analysis, relative to applicable performance metrics, by BlackRock throughout the year and at the April Meeting. In preparation for the April Meeting, the Board was also provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of December 31, 2024, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers and the performance of the Fund as compared with its benchmark. The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of the Fund throughout the year.
The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for the one-year period reported, the Fund’s net performance was within the tolerance range of its benchmark. The Board noted that BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board.
C.  Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Fund
The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of the Fund’s Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Fund’s total expense ratio, as well as the Fund’s actual management fee rate, to those of the Fund’s Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board also noted that while it found the expense comparison provided by Broadridge generally useful, it recognized that the comparison is subject to Broadridge’s defined peer selection criteria and methodology. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
40
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreement (continued)

The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed BlackRock’s estimated profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2024 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized the limitations of calculating and comparing profitability at the individual fund level.
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms.The Board considered the differences between BlackRock and these other firms, including the contribution of BlackRock’s technology business, BlackRock’s expense management, and the relative product mix. The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and the Fund’s total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
D.  Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.
E.  Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the mutual fund marketplace, and that shareholders are able to redeem their Feeder Fund shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board of the Master Portfolio, including the Independent Board Members, unanimously approved the continuation of the Agreement between the Manager and the Master Portfolio, on behalf of the Master Fund for a one-year term ending June 30, 2026. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board of the Master Portfolio, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Master Fund and its shareholders. The Board of the Feeder Trust, including the Independent Board Members, also considered the continuation of the Agreement with respect to the Master Fund and found the Agreement to be satisfactory. In arriving at its decision to approve the Agreement, the Board of the Master Portfolio did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.
Disclosure of Investment Advisory Agreement
41

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
42
2025 BlackRock Semi-Annual Financial Statements and Additional Information

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

June 30, 2025
2025 Semi-Annual Financial Statements and Additional Information (Unaudited)

BlackRock Funds III
• iShares MSCI Total International Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2

Derivative Financial Instruments
The Total International ex U.S. Index Master Portfolio (the "Master Portfolio") may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Master Portfolio must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Master Portfolio’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Master Portfolio can realize on an investment and/or may result in lower distributions paid to shareholders. The Master Portfolio’s investments in these instruments, if any, are discussed in detail in the Master Portfolio Notes to Financial Statements.

Derivative Financial Instruments
3

Statement of Assets and Liabilities (unaudited)
June 30, 2025

iShares MSCI Total International Index Fund
ASSETS
Investments, at value — Master Portfolio	$ 1,995,272,378
Receivables:
Capital shares sold	23,716,537
From the Administrator	16,250
Withdrawals from the Master Portfolio	27,144,839
Prepaid expenses	51,076
Total assets	2,046,201,080
LIABILITIES
Payables:
Accounting services fees	2,875
Capital shares redeemed	50,867,054
Income dividend distributions	1,799,064
Officer’s fees	540
Other accrued expenses	57,872
Professional fees	9,446
Service fees	11,443
Transfer agent fees	69,337
Total liabilities	52,817,631
Commitments and contingent liabilities
NET ASSETS	$ 1,993,383,449
NET ASSETS CONSIST OF
Paid-in capital	$ 1,489,351,158
Accumulated earnings	504,032,291
NET ASSETS	$ 1,993,383,449
4
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Statement of Assets and Liabilities (unaudited) (continued)
June 30, 2025

iShares MSCI Total International Index Fund
NET ASSET VALUE
Institutional
Net assets	$ 773,071,353
Shares outstanding	67,802,909
Net asset value	$ 11.40
Shares authorized	Unlimited
Par value	N/A
Investor A
Net assets	$ 58,970,157
Shares outstanding	5,169,658
Net asset value	$ 11.41
Shares authorized	Unlimited
Par value	N/A
Class K
Net assets	$ 1,161,341,939
Shares outstanding	98,256,459
Net asset value	$ 11.82
Shares authorized	Unlimited
Par value	N/A
See notes to financial statements.
Fund Statement of Assets and Liabilities
5

Statement of Operations (unaudited)
Six Months Ended June 30, 2025

iShares MSCI Total International Index Fund
INVESTMENT INCOME
Net investment income allocated from the Master Portfolio:
Dividends — unaffiliated	$37,217,835
Dividends — affiliated	307,830
Securities lending income — affiliated — net	96,935
Foreign taxes withheld	(5,685,375)
Expenses	(692,467)
Fees waived	5,004
Total investment income	31,249,762
FUND EXPENSES
Transfer agent — class specific	213,863
Administration	93,950
Service — class specific	67,178
Professional	48,072
Registration	39,860
Accounting services	2,462
Printing and postage	2,002
Officer	170
Miscellaneous	14,442
Total expenses	481,999
Less:
Transfer agent fees waived and/or reimbursed by the Administrator — class specific	(520)
Total expenses after fees waived and/or reimbursed	481,479
Net investment income	30,768,283
REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED FROM THE MASTER PORTFOLIO
Net realized gain (loss) from:
Investments — unaffiliated(a)	4,157,399
Investments — affiliated	(1,347)
Foreign currency transactions	380,356
Futures contracts	1,703,999
6,240,407
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated(b)	273,992,190
Investments — affiliated	(2,866)
Foreign currency translations	229,888
Futures contracts	327,489
274,546,701
Net realized and unrealized gain	280,787,108
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$311,555,391
(a) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$(464,036)
(b) Net of increase in deferred foreign capital gain tax of	$(537,779)
See notes to financial statements.
6
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	iShares MSCI Total International Index Fund
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$30,768,283	$49,991,444
Net realized gain (loss)	6,240,407	(21,222,482)
Net change in unrealized appreciation (depreciation)	274,546,701	68,223,995
Net increase in net assets resulting from operations	311,555,391	96,992,957
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(13,137,603)	(20,219,053)
Investor A	(922,266)	(1,336,050)
Class K	(19,977,522)	(31,505,317)
Decrease in net assets resulting from distributions to shareholders	(34,037,391)	(53,060,420)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(125,649,235)	50,187,875
NET ASSETS
Total increase in net assets	151,868,765	94,120,412
Beginning of period	1,841,514,684	1,747,394,272
End of period	$1,993,383,449	$1,841,514,684

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Fund Statements of Changes in Net Assets
7

Financial Highlights
(For a share outstanding throughout each period)

	iShares MSCI Total International Index Fund
	Institutional
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$9.78	$9.56	$8.56	$10.54	$10.10	$9.35
Net investment income(a)	0.17	0.26	0.25	0.26	0.25	0.18
Net realized and unrealized gain (loss)	1.64	0.24	1.04	(1.99)	0.51	0.77
Net increase (decrease) from investment operations	1.81	0.50	1.29	(1.73)	0.76	0.95
Distributions from net investment income(b)	(0.19)	(0.28)	(0.29)	(0.25)	(0.32)	(0.20)
Net asset value, end of period	$11.40	$9.78	$9.56	$8.56	$10.54	$10.10
Total Return(c)
Based on net asset value	18.65%(d)	5.19%	15.23%	(16.37)%	7.60%	10.72%
Ratios to Average Net Assets(e)(f)(g)
Total expenses	0.14%(h)	0.14%	0.18%	0.12%	0.15%	0.16%
Total expenses after fees waived and/or reimbursed	0.14%(h)	0.14%	0.16%	0.11%	0.15%	0.15%
Total expenses after fees waived and/or reimbursed and excluding interest expense	0.13%(h)	0.14%	0.16%	0.11%	0.15%	0.15%
Net investment income	3.24%(h)	2.64%	2.75%	2.90%	2.31%	2.08%
Supplemental Data
Net assets, end of period (000)	$773,071	$688,708	$686,406	$597,193	$545,767	$156,711
Portfolio turnover rate of the Master Portfolio	10%	14%	29%	28%	13%	23%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
See notes to financial statements.
8
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares MSCI Total International Index Fund (continued)
	Investor A
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$9.79	$9.56	$8.57	$10.55	$10.07	$9.32
Net investment income(a)	0.16	0.24	0.23	0.24	0.23	0.17
Net realized and unrealized gain (loss)	1.64	0.25	1.02	(2.00)	0.51	0.76
Net increase (decrease) from investment operations	1.80	0.49	1.25	(1.76)	0.74	0.93
Distributions from net investment income(b)	(0.18)	(0.26)	(0.26)	(0.22)	(0.26)	(0.18)
Net asset value, end of period	$11.41	$9.79	$9.56	$8.57	$10.55	$10.07
Total Return(c)
Based on net asset value	18.48%(d)	5.03%	14.80%	(16.61)%	7.37%	10.47%
Ratios to Average Net Assets(e)(f)(g)
Total expenses	0.42%(h)	0.41%	0.43%	0.42%	0.40%	0.42%
Total expenses after fees waived and/or reimbursed	0.41%(h)	0.41%	0.41%	0.41%	0.39%	0.41%
Total expenses after fees waived and/or reimbursed and excluding interest expense	0.40%(h)	0.40%	0.41%	0.41%	0.39%	0.41%
Net investment income	3.02%(h)	2.36%	2.57%	2.67%	2.14%	2.01%
Supplemental Data
Net assets, end of period (000)	$58,970	$51,498	$49,637	$52,026	$63,214	$383,705
Portfolio turnover rate of the Master Portfolio	10%	14%	29%	28%	13%	23%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
See notes to financial statements.
Fund Financial Highlights
9

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares MSCI Total International Index Fund (continued)
	Class K
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$10.14	$9.89	$8.85	$10.89	$10.42	$9.64
Net investment income(a)	0.18	0.28	0.27	0.27	0.27	0.20
Net realized and unrealized gain (loss)	1.70	0.26	1.06	(2.06)	0.53	0.79
Net increase (decrease) from investment operations	1.88	0.54	1.33	(1.79)	0.80	0.99
Distributions from net investment income(b)	(0.20)	(0.29)	(0.29)	(0.25)	(0.33)	(0.21)
Net asset value, end of period	$11.82	$10.14	$9.89	$8.85	$10.89	$10.42
Total Return(c)
Based on net asset value	18.60%(d)	5.37%	15.24%	(16.39)%	7.70%	10.76%
Ratios to Average Net Assets(e)(f)(g)
Total expenses	0.10%(h)	0.09%	0.12%	0.10%	0.10%	0.12%
Total expenses after fees waived and/or reimbursed	0.10%(h)	0.09%	0.11%	0.10%	0.10%	0.11%
Total expenses after fees waived and/or reimbursed and excluding interest expense	0.09%(h)	0.09%	0.11%	0.10%	0.10%	0.11%
Net investment income	3.31%(h)	2.70%	2.83%	2.97%	2.43%	2.31%
Supplemental Data
Net assets, end of period (000)	$1,161,342	$1,101,310	$1,011,351	$852,211	$794,108	$665,801
Portfolio turnover rate of the Master Portfolio	10%	14%	29%	28%	13%	23%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
See notes to financial statements.
10
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited)

1.
ORGANIZATION
BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Trust is organized as a Delaware statutory trust.  iShares MSCI Total International Index Fund (the “Fund”) is a series of the Trust.  The Fund is classified as diversified.
The Fund seeks to achieve its investment objective by investing all of its assets in Total International ex U.S. Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”) and an affiliate of the Trust, which has the same investment objective and strategies as the Fund. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s proportionate interest in the net assets of the Master Portfolio. The performance of the Fund is directly affected by the performance of the Master Portfolio. At June 30, 2025, the percentage of the Master Portfolio owned by the Fund was 100.0%. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The Fund offers multiple classes of shares.  All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares.  Institutional and Class K Shares are sold only to certain eligible investors.  Investor A Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries.  Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.
Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional, Investor A and Class K Shares	No	No	None
The Board of Trustees of the Trust and Board of Trustees of MIP are referred to throughout this report as the “Board” and the members are referred to as “Trustees.”
The Fund, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, contributions to and withdrawals from the Master Portfolio are accounted for on a trade date basis.  The Fund records its proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses on a daily basis.  Realized and unrealized gains and losses are adjusted utilizing partnership tax allocation rules.  In addition, the Fund accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2025, if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Distributions:  Distributions paid by the Fund are recorded on the ex-dividend dates.  The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by BlackRock Advisors, LLC (“BAL” or the “Administrator”), are prorated among those funds on the basis of relative net assets or other appropriate methods.
Fund Notes to Financial Statements
11

Notes to Financial Statements (unaudited) (continued)

Segment Reporting: The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s policy is to value its financial instruments at fair value. The Fund records its investment in the Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio is discussed in Note 3 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.
4.
ADMINISTRATION AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Administration:  The Trust, on behalf of the Fund, entered into an Administration Agreement with the Administrator, an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide administrative services (other than investment advice and related portfolio activities). For such services, the Fund pays the Administrator a monthly fee at an annual rate of 0.01% of the average daily net assets of the Fund. The Fund does not pay an investment advisory fee or investment management fee.
Service Fees:  The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the  Administrator. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service fees. The fees are accrued daily and paid monthly at an annual rate of 0.25% based upon the average daily net assets of the Investor A Shares.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing to the Fund. The ongoing service fee compensates BRIL and each broker-dealer for providing shareholder servicing related services to shareholders.
For the six months ended June 30, 2025, the class specific service fees borne directly by Investor A Shares were $67,178.
Transfer Agent:  Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.  For the six months ended June 30, 2025, the Fund did not pay any amounts to affiliates in return for these services.
The Administrator maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended June 30, 2025, the Fund reimbursed the Administrator the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:
	Institutional	Investor A	Class K	Total
Reimbursed amounts	$ 732	$ 1,510	$ 3,435	$ 5,677
For the six months ended June 30, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
	Institutional	Investor A	Class K	Total
Transfer agent fees — class specific	$ 166,905	$ 18,947	$ 28,011	$ 213,863
Expense Limitations, Waivers and Reimbursements:  With respect to the Fund, the Administrator and the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
Share Class	Expense Limitation
Institutional	0.16%
Investor A	0.41
Class K	0.11
The Administrator and the Manager have agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of the Fund.  For the six months ended June 30, 2025, there were no fees waived and /or reimbursed by the Manager pursuant to this agreement.
In addition, these amounts waived and/or reimbursed by the Administrator are included in transfer agent fees waived and/or reimbursed by the Administrator — class specific in the Statement of Operations. For the six months ended June 30, 2025, class specific expense waivers and/or reimbursements were as follows:
Investor A
Transfer agent fees waived and/or reimbursed by the Administrator — class specific	$ 520
Interfund Lending: Prior to March 3, 2025, in accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund could participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the
12
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

Order, and to the extent permitted by the Fund’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
During the period ended March 3, 2025, the Fund did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Fund are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Administrator for a portion of the compensation paid to the Fund’s Chief Compliance Officer, which is included in Trustees and Officer in the Master Portfolio’s Statement of Operations.
5.
INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Fund’s NAV.
As of December 31, 2024, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
Fund Name	Non-Expiring Capital Loss Carryforwards
iShares MSCI Total International Index Fund	$ (171,665,108)
6.
 CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
	Six Months Ended 06/30/25		Year Ended 12/31/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
iShares MSCI Total International Index Fund
Institutional
Shares sold	20,537,740	$ 216,328,799	11,398,655	$ 113,259,333
Shares issued in reinvestment of distributions	1,210,725	13,136,737	2,002,503	20,218,705
Shares redeemed	(24,336,023)	(244,046,652)	(14,822,220)	(148,189,291)
	(2,587,558)	$ (14,581,116)	(1,421,062)	$ (14,711,253)
Investor A
Shares sold	468,971	$ 4,970,129	938,846	$ 9,433,945
Shares issued in reinvestment of distributions	84,735	921,739	132,150	1,335,253
Shares redeemed	(644,535)	(6,747,633)	(1,000,510)	(10,023,621)
	(90,829)	$ (855,765)	70,486	$ 745,577
Class K
Shares sold	12,322,714	$ 134,209,834	38,278,480	$ 392,324,582
Shares issued in reinvestment of distributions	1,771,037	19,945,016	3,008,995	31,450,192
Shares redeemed	(24,485,513)	(264,367,204)	(34,868,869)	(359,621,223)
	(10,391,762)	$ (110,212,354)	6,418,606	$ 64,153,551
	(13,070,149)	$ (125,649,235)	5,068,030	$ 50,187,875
7.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Fund Notes to Financial Statements
13

Schedule of Investments (unaudited)
June 30, 2025
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 4.3%
ANZ Group Holdings Ltd.	209,091	$ 4,009,693
APA Group(a)	76,671	412,242
Aristocrat Leisure Ltd.	34,819	1,491,812
ASX Ltd.	14,476	664,672
BHP Group Ltd., Class DI	336,017	8,083,761
BlueScope Steel Ltd.	28,378	432,439
Brambles Ltd.	83,900	1,295,735
CAR Group Ltd.	24,727	608,958
Cochlear Ltd.	4,358	861,908
Coles Group Ltd.	93,724	1,285,155
Commonwealth Bank of Australia	114,656	13,954,584
Computershare Ltd.	37,940	995,321
Evolution Mining Ltd.	147,666	768,793
Fortescue Ltd.	104,079	1,046,226
Glencore PLC	676,256	2,635,127
Goodman Group	133,469	3,009,008
Insurance Australia Group Ltd.	138,709	824,628
Lottery Corp. Ltd.	248,743	872,596
Macquarie Group Ltd.	23,426	3,523,402
Medibank Pvt Ltd.	179,228	595,198
National Australia Bank Ltd.	198,773	5,151,758
Northern Star Resources Ltd.	87,762	1,084,048
Origin Energy Ltd.	104,090	739,865
Pro Medicus Ltd.(b)	4,024	753,030
Qantas Airways Ltd.	53,113	375,221
QBE Insurance Group Ltd.	93,273	1,436,322
REA Group Ltd.	3,014	477,293
Reece Ltd.	18,949	179,052
Rio Tinto Ltd.	24,712	1,749,368
Rio Tinto PLC	74,762	4,351,452
Santos Ltd.	224,066	1,129,710
Scentre Group	316,751	743,958
SGH Ltd.	15,262	543,543
Sigma Healthcare Ltd.(b)	304,154	598,665
Sonic Healthcare Ltd.	30,007	529,659
South32 Ltd.	244,122	466,492
Stockland	144,671	511,285
Suncorp Group Ltd.	67,707	964,936
Telstra Group Ltd.	242,728	773,968
Transurban Group(a)	210,688	1,938,531
Vicinity Ltd.	257,934	421,068
Washington H Soul Pattinson & Co. Ltd.	12,359	341,671
Wesfarmers Ltd.	75,612	4,219,705
Westpac Banking Corp.	222,561	4,960,111
WiseTech Global Ltd.	13,413	961,925
Woodside Energy Group Ltd.	127,876	1,975,289
Woolworths Group Ltd.	84,397	1,728,773
		86,477,956
Austria — 0.1%
Erste Group Bank AG	19,347	1,646,919
Mondi PLC	22,740	371,583
OMV AG	8,796	478,337
Verbund AG	4,162	319,751
		2,816,590
Belgium — 0.6%
Ageas SA/NV	10,213	690,885
Anheuser-Busch InBev SA	71,237	4,901,134
D’ieteren Group	2,408	518,561
Groupe Bruxelles Lambert NV	5,410	461,802
Security	Shares	Value
Belgium (continued)
KBC Group NV	19,198	$ 1,981,418
Lotus Bakeries NV	27	260,170
Sofina SA	925	305,943
Syensqo SA	4,268	330,618
UCB SA	9,572	1,883,365
		11,333,896
Brazil — 1.1%
Ambev SA	327,253	802,306
B3 SA - Brasil Bolsa Balcao	376,554	1,010,502
Banco Bradesco SA	98,456	262,943
Banco BTG Pactual SA	88,794	690,498
Banco do Brasil SA	126,630	514,855
BB Seguridade Participacoes SA	53,016	349,335
BRF SA	2,283	8,463
Caixa Seguridade Participacoes S/A	5,221	14,116
Centrais Eletricas Brasileiras SA	112,908	835,832
Cia de Saneamento Basico do Estado de Sao Paulo	32,567	714,087
CPFL Energia SA	19,091	143,575
Embraer SA	49,300	698,789
Energisa SA	22,188	197,332
Eneva SA(c)	51,000	128,131
Equatorial Energia SA	77,593	513,564
Klabin SA	57,969	196,854
Localiza Rent a Car SA	63,112	470,689
Motiva Infraestrutura de Mobilidade SA	52,851	134,144
Natura & Co. Holding SA	71,592	145,606
NU Holdings Ltd./Cayman Islands, Class A(c)	211,049	2,895,592
Petroleo Brasileiro SA - Petrobras	283,302	1,777,579
PRIO SA/Brazil(c)	59,039	460,741
Raia Drogasil SA	86,360	240,335
Rede D’Or Sao Luiz SA(d)	40,523	264,182
Rumo SA	39,841	135,881
Suzano SA	35,890	338,283
Telefonica Brasil SA	32,480	184,666
TIM SA/Brazil	41,040	166,559
TOTVS SA	13,794	107,166
Ultrapar Participacoes SA	45,628	147,304
Vale SA	244,164	2,366,096
Vibra Energia SA	77,463	308,820
WEG SA	99,145	780,664
Wheaton Precious Metals Corp.	30,279	2,722,942
XP, Inc., Class A	21,349	431,250
Yara International ASA	10,970	404,822
		21,564,503
Canada — 7.8%
Agnico Eagle Mines Ltd.	32,495	3,871,482
Alamos Gold, Inc., Class A	32,602	867,152
Alimentation Couche-Tard, Inc.	50,369	2,503,747
AltaGas Ltd.	16,709	485,043
ARC Resources Ltd.	57,313	1,208,339
Bank of Montreal	47,155	5,225,747
Bank of Nova Scotia(b)	90,204	4,987,965
Barrick Mining Corp.	112,602	2,344,238
BCE, Inc.(b)	4,874	108,092
Brookfield Asset Management Ltd., Class A	25,571	1,415,301
Brookfield Corp., Class A	91,170	5,642,598
Brookfield Renewable Corp.	7,825	256,457
CAE, Inc.(c)	23,201	679,972
Cameco Corp.	29,184	2,167,342
Canadian Imperial Bank of Commerce	62,337	4,424,817
Canadian National Railway Co.	34,465	3,591,143
14
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Canada (continued)
Canadian Natural Resources Ltd.	136,570	$ 4,292,415
Canadian Pacific Kansas City Ltd.	62,373	4,955,029
Canadian Tire Corp. Ltd., Class A	3,131	426,257
Canadian Utilities Ltd., Class A	7,661	211,982
CCL Industries, Inc., Class B	7,602	443,308
Celestica, Inc.(c)	6,418	1,002,749
Cenovus Energy, Inc.	98,289	1,337,467
CGI, Inc., Class A	12,840	1,348,448
Constellation Software, Inc./Canada	1,341	4,917,115
Descartes Systems Group, Inc.(c)	5,669	575,871
Dollarama, Inc.	19,357	2,727,393
Element Fleet Management Corp.	24,784	620,806
Emera, Inc.	20,688	947,690
Empire Co. Ltd., Class A	8,197	340,160
Enbridge, Inc.(b)	141,525	6,417,601
Fairfax Financial Holdings Ltd.	1,335	2,409,715
FirstService Corp.	2,799	488,435
Fortis, Inc./Canada	34,671	1,655,450
Franco-Nevada Corp.	12,568	2,063,395
George Weston Ltd.	3,858	773,753
Gildan Activewear, Inc., Class A	9,428	464,563
Great-West Lifeco, Inc.	19,012	723,063
Hydro One Ltd.(d)	22,519	811,461
iA Financial Corp., Inc.	5,385	590,363
Imperial Oil Ltd.	10,195	809,910
Intact Financial Corp.	12,179	2,832,003
Ivanhoe Mines Ltd., Class A(c)	44,995	338,020
Keyera Corp.	26,082	853,088
Kinross Gold Corp.	86,769	1,355,935
Loblaw Cos. Ltd.	9,411	1,556,694
Magna International, Inc.	15,766	609,453
Manulife Financial Corp.	121,466	3,883,701
Metro, Inc.	13,910	1,092,677
National Bank of Canada(b)	25,724	2,654,479
Nutrien Ltd.(b)	31,336	1,825,968
Open Text Corp.	18,768	548,396
Pan American Silver Corp.(b)	25,414	721,129
Pembina Pipeline Corp.	39,051	1,466,259
Power Corp. of Canada(b)	35,686	1,393,896
Quebecor, Inc., Class B	7,488	227,926
RB Global, Inc.	13,053	1,386,728
Restaurant Brands International, Inc.	21,122	1,401,102
Rogers Communications, Inc., Class B	25,085	744,030
Royal Bank of Canada	93,361	12,304,387
Saputo, Inc.	16,184	331,227
Shopify, Inc., Class A(c)	79,565	9,176,779
Stantec, Inc.	7,410	806,271
Sun Life Financial, Inc.	38,815	2,582,726
Suncor Energy, Inc.	83,435	3,125,404
TC Energy Corp.(b)	68,659	3,351,900
Teck Resources Ltd., Class B	30,736	1,242,983
TELUS Corp.	28,669	460,430
TFI International, Inc.	3,698	331,958
Thomson Reuters Corp.	10,456	2,102,641
TMX Group Ltd.	19,780	838,408
Toromont Industries Ltd.(b)	5,719	514,007
Toronto-Dominion Bank	114,936	8,453,820
Tourmaline Oil Corp.	22,355	1,078,556
West Fraser Timber Co. Ltd.	3,452	253,142
Security	Shares	Value
Canada (continued)
Whitecap Resources, Inc.(b)	141,617	$ 951,566
WSP Global, Inc.	8,954	1,826,438
		155,757,961
Chile — 0.2%
Antofagasta PLC	27,988	695,862
Banco de Chile	4,969,382	751,575
Banco de Credito e Inversiones SA	4,550	192,134
Banco Santander Chile	3,895,661	244,664
Cencosud SA	68,726	233,851
Empresas CMPC SA	65,894	100,720
Empresas Copec SA	49,115	334,454
Enel Americas SA	1,282,819	124,960
Enel Chile SA	1,792,039	132,687
Falabella SA	52,829	280,696
Latam Airlines Group SA	16,297,414	329,928
Lundin Mining Corp.	48,972	514,984
		3,936,515
China — 8.7%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	14,800	35,767
AAC Technologies Holdings, Inc.	48,000	249,737
Advanced Micro-Fabrication Equipment, Inc. China, Class A	5,400	137,658
AECC Aviation Power Co. Ltd., Class A	7,600	40,944
Agricultural Bank of China Ltd., Class A	484,500	398,060
Agricultural Bank of China Ltd., Class H	1,827,000	1,305,606
Aier Eye Hospital Group Co. Ltd., Class A	27,670	48,269
Air China Ltd., Class A(c)	20,298	22,385
Airtac International Group	8,371	249,230
Akeso, Inc.(c)(d)	35,000	411,883
Alibaba Group Holding Ltd.	1,132,152	16,026,675
Alibaba Health Information Technology Ltd.(b)(c)	290,000	176,006
Aluminum Corp. of China Ltd., Class A	100,100	98,657
Aluminum Corp. of China Ltd., Class H	194,000	131,162
Angel Yeast Co. Ltd., Class A	6,000	29,488
Anhui Conch Cement Co. Ltd., Class A	17,700	53,111
Anhui Conch Cement Co. Ltd., Class H	89,500	228,002
Anhui Gujing Distillery Co. Ltd., Class A	1,500	27,921
Anhui Gujing Distillery Co. Ltd., Class B	8,500	113,756
Anhui Jianghuai Automobile Group Corp. Ltd., Class A	36,000	201,485
ANTA Sports Products Ltd.	91,200	1,103,499
AviChina Industry & Technology Co. Ltd., Class H	116,000	65,632
Baidu, Inc., Class A(c)	147,502	1,580,769
Bank of Beijing Co. Ltd., Class A	100,100	95,529
Bank of Chengdu Co. Ltd., Class A	6,800	19,098
Bank of China Ltd., Class A	98,500	77,352
Bank of China Ltd., Class H	4,831,000	2,812,423
Bank of Communications Co. Ltd., Class A	134,200	150,019
Bank of Communications Co. Ltd., Class H	586,700	546,716
Bank of Jiangsu Co. Ltd., Class A	54,240	90,490
Bank of Nanjing Co. Ltd., Class A	57,500	93,350
Bank of Ningbo Co. Ltd., Class A	28,160	107,669
Bank of Shanghai Co. Ltd., Class A	76,510	113,415
Baoshan Iron & Steel Co. Ltd., Class A	75,798	69,787
Beijing Enterprises Holdings Ltd.	44,500	183,484
Beijing Enterprises Water Group Ltd.(b)	232,000	70,065
Beijing Kingsoft Office Software, Inc., Class A	3,403	133,203
Beijing Tong Ren Tang Co. Ltd., Class A	5,500	27,715
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A(c)	6,699	57,109
Master Portfolio Schedule of Investments
15

Schedule of Investments (unaudited)(continued)
June 30, 2025
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	246,900	$ 198,456
BeOne Medicines Ltd.(c)	52,069	984,991
Bilibili, Inc., Class Z(c)	17,519	376,032
BOC Aviation Ltd.(d)	12,300	101,985
BOC Hong Kong Holdings Ltd.	242,500	1,055,661
BOE Technology Group Co. Ltd., Class A	158,600	88,443
Bosideng International Holdings Ltd.	234,000	138,684
BYD Co. Ltd., Class A	7,900	366,564
BYD Co. Ltd., Class H	247,500	3,853,580
BYD Electronic International Co. Ltd.	62,500	254,389
C&D International Investment Group Ltd.	63,000	128,021
Cambricon Technologies Corp. Ltd., Class A(c)	1,321	111,090
CCOOP Group Co. Ltd., Class A(c)	568,100	184,300
CGN Power Co. Ltd., Class A	67,400	34,286
CGN Power Co. Ltd., Class H(d)	675,000	230,120
Changchun High-Tech Industry Group Co. Ltd., Class A(c)	2,200	30,501
China CITIC Bank Corp. Ltd., Class H	547,000	521,499
China Coal Energy Co. Ltd., Class H(b)	194,000	224,594
China Communications Services Corp. Ltd., Class H	138,000	74,914
China Construction Bank Corp., Class A	154,400	203,682
China Construction Bank Corp., Class H	6,428,000	6,504,791
China CSSC Holdings Ltd., Class A	30,600	139,126
China Energy Engineering Corp. Ltd., Class A	64,000	19,944
China Everbright Bank Co. Ltd., Class A	215,300	124,868
China Everbright Bank Co. Ltd., Class H	103,000	51,435
China Feihe Ltd.(d)	213,000	155,371
China Galaxy Securities Co. Ltd., Class A	57,500	137,854
China Galaxy Securities Co. Ltd., Class H	205,500	232,180
China Gas Holdings Ltd.	181,000	169,288
China Hongqiao Group Ltd.	182,000	419,074
China International Capital Corp. Ltd., Class H(d)	80,800	183,196
China Life Insurance Co. Ltd., Class A	700	4,029
China Life Insurance Co. Ltd., Class H	474,000	1,143,746
China Literature Ltd.(c)(d)	21,400	81,711
China Longyuan Power Group Corp. Ltd., Class H	323,000	291,460
China Mengniu Dairy Co. Ltd.	250,000	515,305
China Merchants Bank Co. Ltd., Class A	84,000	539,483
China Merchants Bank Co. Ltd., Class H	263,578	1,848,989
China Merchants Energy Shipping Co. Ltd., Class A	133,700	117,024
China Merchants Port Holdings Co. Ltd.	65,720	119,720
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	32,997	40,441
China Minsheng Banking Corp. Ltd., Class A	159,000	105,538
China Minsheng Banking Corp. Ltd., Class H	361,180	204,884
China National Building Material Co. Ltd., Class H	228,000	109,130
China National Nuclear Power Co. Ltd., Class A	127,500	166,103
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	7,700	26,799
China Oilfield Services Ltd., Class H	182,000	149,518
China Overseas Land & Investment Ltd.	245,500	427,954
China Pacific Insurance Group Co. Ltd., Class A	27,600	144,721
China Pacific Insurance Group Co. Ltd., Class H	166,000	571,101
China Petroleum & Chemical Corp., Class A	186,500	146,991
China Petroleum & Chemical Corp., Class H	1,718,400	901,504
China Power International Development Ltd.(b)	405,000	154,361
China Railway Group Ltd., Class A	122,200	95,809
China Railway Group Ltd., Class H(b)	230,000	110,418
China Resources Beer Holdings Co. Ltd.	130,000	415,841
China Resources Gas Group Ltd.	66,000	168,958
China Resources Land Ltd.	207,111	705,168
China Resources Mixc Lifestyle Services Ltd.(d)	55,000	267,214
Security	Shares	Value
China (continued)
China Resources Pharmaceutical Group Ltd.(d)	205,000	$ 133,830
China Resources Power Holdings Co. Ltd.	120,000	289,947
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	28,561	124,855
China Ruyi Holdings Ltd.(c)	596,000	192,088
China Shenhua Energy Co. Ltd., Class A	31,800	180,167
China Shenhua Energy Co. Ltd., Class H	209,500	814,098
China State Construction Engineering Corp. Ltd., Class A	239,200	192,897
China State Construction International Holdings Ltd.	188,000	283,751
China Taiping Insurance Holdings Co. Ltd.	72,672	142,223
China Three Gorges Renewables Group Co. Ltd., Class A	116,800	69,527
China Tourism Group Duty Free Corp. Ltd., Class A	22,800	194,339
China Tower Corp. Ltd., Class H(d)	265,000	379,926
China United Network Communications Ltd., Class A	225,300	168,179
China Vanke Co. Ltd., Class A(c)	62,901	56,437
China Vanke Co. Ltd., Class H(c)	86,200	53,775
China Yangtze Power Co. Ltd., Class A	103,000	433,719
China Zheshang Bank Co. Ltd., Class A	257,920	122,171
Chongqing Changan Automobile Co. Ltd., Class A	55,510	98,983
Chongqing Rural Commercial Bank Co. Ltd., Class H	149,000	125,942
Chongqing Zhifei Biological Products Co. Ltd., Class A	26,450	72,457
Chow Tai Fook Jewellery Group Ltd.	165,800	284,292
CITIC Ltd.	324,000	446,103
CITIC Securities Co. Ltd., Class A	52,915	204,265
CITIC Securities Co. Ltd., Class H	120,450	365,348
CMOC Group Ltd., Class A	169,700	199,838
CMOC Group Ltd., Class H	213,000	217,382
Contemporary Amperex Technology Co. Ltd., Class A	15,600	550,493
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	12,400	17,918
COSCO SHIPPING Holdings Co. Ltd., Class A	70,377	147,976
COSCO SHIPPING Holdings Co. Ltd., Class H(b)	179,350	312,233
CRRC Corp. Ltd., Class A	246,400	242,497
CRRC Corp. Ltd., Class H	308,000	186,126
CSC Financial Co. Ltd., Class A	17,500	58,820
CSPC Pharmaceutical Group Ltd.	670,400	659,446
Daqin Railway Co. Ltd., Class A	53,300	49,171
East Money Information Co. Ltd., Class A	86,250	278,977
Ecovacs Robotics Co. Ltd., Class A	1,800	14,649
ENN Energy Holdings Ltd.	43,100	346,007
Eoptolink Technology, Inc. Ltd., Class A	14,280	254,933
Eve Energy Co. Ltd., Class A	4,600	29,460
Everbright Securities Co. Ltd., Class A	28,900	72,631
Far East Horizon Ltd.	141,000	122,500
Focus Media Information Technology Co. Ltd., Class A	37,300	38,058
Foshan Haitian Flavouring & Food Co. Ltd., Class A	28,572	155,430
Fosun International Ltd.	131,500	78,349
Founder Securities Co. Ltd., Class A	33,200	36,710
Foxconn Industrial Internet Co. Ltd., Class A	53,400	160,289
Fuyao Glass Industry Group Co. Ltd., Class A	13,000	103,517
Fuyao Glass Industry Group Co. Ltd., Class H(d)	38,800	277,241
Ganfeng Lithium Group Co. Ltd., Class A	10,780	50,879
GCL Technology Holdings Ltd.(c)	1,330,000	169,876
GD Power Development Co. Ltd., Class A	235,600	159,388
Geely Automobile Holdings Ltd.	403,000	822,605
Genscript Biotech Corp.(c)	68,000	128,666
GF Securities Co. Ltd., Class A	12,900	30,306
Giant Biogene Holding Co. Ltd.(d)	13,400	98,884
GigaDevice Semiconductor, Inc., Class A(c)	980	17,337
GoerTek, Inc., Class A	17,700	57,726
Goldwind Science & Technology Co. Ltd., Class A	64,400	92,254
16
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Gotion High-tech Co. Ltd., Class A	16,100	$ 73,047
Great Wall Motor Co. Ltd., Class A	13,605	40,850
Great Wall Motor Co. Ltd., Class H	156,000	240,873
Gree Electric Appliances, Inc. of Zhuhai, Class A	9,100	57,130
Guangdong Haid Group Co. Ltd., Class A	10,700	87,583
Guangdong Investment Ltd.	164,000	137,421
Guangzhou Automobile Group Co. Ltd., Class A	19,900	20,822
Guangzhou Tinci Materials Technology Co. Ltd., Class A	7,200	18,231
Guosen Securities Co. Ltd., Class A	25,900	41,697
Guotai Junan Securities Co. Ltd., Class A	83,444	223,555
Guotai Junan Securities Co. Ltd., Class H(d)	107,384	172,716
H World Group Ltd., ADR(b)	8,637	292,967
Haidilao International Holding Ltd.(d)	85,000	162,058
Haier Smart Home Co. Ltd., Class A	41,800	144,793
Haier Smart Home Co. Ltd., Class H	151,400	435,063
Haitian International Holdings Ltd.	51,000	132,816
Hangzhou First Applied Material Co. Ltd., Class A	30,458	55,204
Hangzhou Silan Microelectronics Co. Ltd., Class A	15,700	54,499
Hansoh Pharmaceutical Group Co. Ltd.(d)	80,000	304,024
Henan Shuanghui Investment & Development Co. Ltd., Class A	14,800	50,479
Hengan International Group Co. Ltd.	39,000	112,249
Hengli Petrochemical Co. Ltd., Class A	26,600	52,998
Hisense Home Appliances Group Co. Ltd., Class H(b)	37,000	101,075
Hithink RoyalFlush Information Network Co. Ltd., Class A	200	7,634
Hua Hong Semiconductor Ltd.(d)	32,000	142,179
Huadian Power International Corp. Ltd., Class A	158,200	120,975
Huadong Medicine Co. Ltd., Class A	2,500	14,099
Huaibei Mining Holdings Co. Ltd., Class A	1,400	2,218
Hualan Biological Engineering, Inc., Class A	10,800	23,649
Huaneng Power International, Inc., Class A	97,400	97,160
Huaneng Power International, Inc., Class H(b)	378,000	243,802
Huatai Securities Co. Ltd., Class A	31,600	78,690
Huatai Securities Co. Ltd., Class H(d)	84,000	170,829
Huaxia Bank Co. Ltd., Class A	132,899	146,886
Huayu Automotive Systems Co. Ltd., Class A	8,300	20,459
Huizhou Desay Sv Automotive Co. Ltd., Class A	7,000	99,873
Hunan Valin Steel Co. Ltd., Class A	25,800	15,865
Hygon Information Technology Co. Ltd., Class A	7,030	138,954
Iflytek Co. Ltd., Class A	8,600	57,552
Imeik Technology Development Co. Ltd., Class A	1,960	47,884
Industrial & Commercial Bank of China Ltd., Class A	376,600	399,422
Industrial & Commercial Bank of China Ltd., Class H	4,531,000	3,597,867
Industrial Bank Co. Ltd., Class A	73,700	240,381
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	191,700	47,957
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	19,400	75,607
Inner Mongolia Yitai Coal Co. Ltd., Class B	119,094	236,014
Innovent Biologics, Inc.(c)(d)	95,000	952,344
Isoftstone Information Technology Group Co. Ltd., Class A	15,300	116,843
JA Solar Technology Co. Ltd., Class A(c)	18,424	25,702
JD Health International, Inc.(c)(d)	69,600	383,345
JD Logistics, Inc.(c)(d)	116,400	195,688
JD.com, Inc., Class A	157,546	2,573,088
Jiangsu Eastern Shenghong Co. Ltd., Class A(c)	43,500	50,628
Jiangsu Expressway Co. Ltd., Class H	158,000	223,216
Jiangsu Hengli Hydraulic Co. Ltd., Class A	6,600	66,448
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	38,912	282,165
Jiangsu Yanghe Distillery Co. Ltd., Class A	5,200	46,910
Jiangsu Zhongtian Technology Co. Ltd., Class A	45,000	91,045
Jiangxi Copper Co. Ltd., Class H	68,000	132,371
Security	Shares	Value
China (continued)
Jinko Solar Co. Ltd., Class A(c)	92,005	$ 66,745
Kanzhun Ltd., ADR(c)	17,616	314,269
KE Holdings, Inc., Class A	130,461	778,580
Kingdee International Software Group Co. Ltd.(c)	242,000	478,309
Kingsoft Corp. Ltd.	54,600	285,369
Kuaishou Technology(c)(d)	189,500	1,538,283
Kunlun Energy Co. Ltd.	268,000	260,494
Kunlun Tech Co. Ltd., Class A(c)	21,600	101,565
Kweichow Moutai Co. Ltd., Class A	4,816	948,980
Lenovo Group Ltd.	570,000	688,670
Lens Technology Co. Ltd., Class A	12,300	38,372
Li Auto, Inc., Class A(c)	84,346	1,151,238
Li Ning Co. Ltd.	183,500	397,675
Longfor Group Holdings Ltd.(d)	91,500	108,425
LONGi Green Energy Technology Co. Ltd., Class A	27,216	57,136
Luxshare Precision Industry Co. Ltd., Class A	53,629	260,111
Luzhou Laojiao Co. Ltd., Class A	6,300	99,878
Mango Excellent Media Co. Ltd., Class A	11,800	35,991
Maxscend Microelectronics Co. Ltd., Class A	3,744	37,372
Meituan, Class B(c)(d)	325,230	5,231,662
Metallurgical Corp. of China Ltd., Class A	138,300	57,601
Midea Group Co. Ltd., Class A	24,300	245,191
Midea Group Co. Ltd., Class H	19,000	180,641
MINISO Group Holding Ltd.	34,528	157,324
Montage Technology Co. Ltd., Class A	11,000	126,107
Muyuan Foods Co. Ltd., Class A	19,046	111,840
NARI Technology Co. Ltd., Class A	26,265	82,272
NAURA Technology Group Co. Ltd., Class A	1,400	86,555
NetEase, Inc.	127,925	3,447,497
New China Life Insurance Co. Ltd., Class A	7,700	63,000
New China Life Insurance Co. Ltd., Class H	66,500	364,138
New Hope Liuhe Co. Ltd., Class A(c)	12,700	16,650
New Oriental Education & Technology Group, Inc.	103,920	561,194
Ninestar Corp., Class A(c)	18,700	59,967
Ningbo Tuopu Group Co. Ltd., Class A	1,885	12,424
NIO, Inc., Class A(c)	91,734	313,941
Nongfu Spring Co. Ltd., Class H(d)	145,200	744,846
OmniVision Integrated Circuits Group, Inc., Class A	5,535	98,825
Orient Securities Co. Ltd./China, Class A	34,368	46,506
PDD Holdings, Inc., ADR(c)	44,857	4,694,734
People’s Insurance Co. Group of China Ltd., Class H	496,000	378,597
PetroChina Co. Ltd., Class H	1,462,000	1,259,918
PICC Property & Casualty Co. Ltd., Class H	428,298	832,258
Ping An Bank Co. Ltd., Class A	69,600	117,391
Ping An Insurance Group Co. of China Ltd., Class A	60,600	470,076
Ping An Insurance Group Co. of China Ltd., Class H	459,500	2,933,134
Poly Developments & Holdings Group Co. Ltd., Class A	43,000	48,662
Pop Mart International Group Ltd.(d)	33,000	1,124,282
Postal Savings Bank of China Co. Ltd., Class A	132,700	101,442
Postal Savings Bank of China Co. Ltd., Class H(d)	471,000	329,333
Prosus NV	90,627	5,084,762
Qifu Technology, Inc., ADR(b)	6,078	263,542
Qinghai Salt Lake Industry Co. Ltd., Class A(c)	33,700	80,376
Range Intelligent Computing Technology Group Co. Ltd., Class A	4,200	29,048
Rockchip Electronics Co. Ltd., Class A	9,400	199,832
Rongsheng Petrochemical Co. Ltd., Class A	35,850	41,470
SAIC Motor Corp. Ltd., Class A	30,300	67,923
Sanan Optoelectronics Co. Ltd., Class A	74,900	130,025
Sany Heavy Industry Co. Ltd., Class A	31,700	79,530
SDIC Power Holdings Co. Ltd., Class A	97,527	200,632
Seres Group Co. Ltd., Class A	5,600	105,078
Master Portfolio Schedule of Investments
17

Schedule of Investments (unaudited)(continued)
June 30, 2025
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
SF Holding Co. Ltd., Class A	15,900	$ 108,382
SG Micro Corp., Class A	6,337	64,542
Shaanxi Coal Industry Co. Ltd., Class A	35,600	95,725
Shandong Gold Mining Co. Ltd., Class A	29,204	131,300
Shandong Gold Mining Co. Ltd., Class H(d)	74,750	262,270
Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	3,000	24,825
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	8,600	26,037
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	150,400	117,206
Shanghai Baosight Software Co. Ltd., Class A	32,095	105,950
Shanghai Baosight Software Co. Ltd., Class B	89,482	121,285
Shanghai Electric Group Co. Ltd., Class A(c)	162,100	167,556
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	10,562	37,023
Shanghai International Airport Co. Ltd., Class A	11,200	49,733
Shanghai M&G Stationery, Inc., Class A	3,500	14,184
Shanghai Pudong Development Bank Co. Ltd., Class A	94,987	184,277
Shanghai Putailai New Energy Technology Co. Ltd., Class A	13,630	35,782
Shanghai United Imaging Healthcare Co. Ltd., Class A	9,142	163,173
Shanxi Coking Coal Energy Group Co. Ltd., Class A	69,500	62,125
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	5,600	138,097
Shengyi Technology Co. Ltd., Class A	17,700	74,644
Shenwan Hongyuan Group Co. Ltd., Class A	127,900	89,736
Shenzhen Inovance Technology Co. Ltd., Class A	9,750	87,996
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	4,300	135,094
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	9,670	76,637
Shenzhen Transsion Holdings Co. Ltd., Class A	8,806	98,196
Shenzhou International Group Holdings Ltd.	65,400	467,487
Sichuan Chuantou Energy Co. Ltd., Class A	16,700	37,414
Silergy Corp.	25,000	304,531
Sinopharm Group Co. Ltd., Class H	79,600	186,858
Sinotruk Hong Kong Ltd.	65,500	191,332
SITC International Holdings Co. Ltd.	78,000	249,900
Smoore International Holdings Ltd.(d)	80,000	186,182
Sungrow Power Supply Co. Ltd., Class A	16,100	152,513
Sunny Optical Technology Group Co. Ltd.	47,800	424,535
Sunwoda Electronic Co. Ltd., Class A	15,800	44,331
TAL Education Group, ADR(c)	23,064	235,714
TBEA Co. Ltd., Class A	47,450	79,108
TCL Technology Group Corp., Class A	86,020	52,043
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	22,625	24,286
Tencent Holdings Ltd.	428,200	27,591,327
Tencent Music Entertainment Group, ADR(b)	47,599	927,705
Tianqi Lithium Corp., Class A(c)	5,600	25,072
Tingyi Cayman Islands Holding Corp.	124,000	182,034
Tongcheng Travel Holdings Ltd.	66,400	166,062
Tongwei Co. Ltd., Class A(c)	28,200	66,020
TravelSky Technology Ltd., Class H	59,000	79,081
Trina Solar Co. Ltd., Class A(c)	13,277	26,964
Trip.com Group Ltd.	40,622	2,379,006
Tsingtao Brewery Co. Ltd., Class H	42,000	274,766
Unigroup Guoxin Microelectronics Co. Ltd., Class A	6,859	63,167
Unisplendour Corp. Ltd., Class A	20,160	67,627
Victory Giant Technology Huizhou Co. Ltd., Class A	17,400	327,727
Security	Shares	Value
China (continued)
Vipshop Holdings Ltd., ADR	11,337	$ 170,622
Wanhua Chemical Group Co. Ltd., Class A	14,700	111,484
Want Want China Holdings Ltd.	320,000	223,809
Weichai Power Co. Ltd., Class A	33,300	71,604
Weichai Power Co. Ltd., Class H	115,800	235,771
Wens Foodstuffs Group Co. Ltd., Class A	20,160	48,127
Wharf Holdings Ltd.	73,000	222,256
Wilmar International Ltd.	143,800	324,597
Wingtech Technology Co. Ltd., Class A	4,238	19,894
Wuliangye Yibin Co. Ltd., Class A	20,800	345,660
WuXi AppTec Co. Ltd., Class A	22,936	223,007
WuXi AppTec Co. Ltd., Class H(d)	17,841	179,487
Wuxi Biologics Cayman, Inc.(c)(d)	207,000	680,182
Xiaomi Corp., Class B(c)(d)	1,082,200	8,330,490
Xinyi Solar Holdings Ltd.	430,000	136,883
XPeng, Inc., Class A(c)	82,034	734,338
Yadea Group Holdings Ltd.(d)	68,000	109,111
Yangzijiang Shipbuilding Holdings Ltd.	191,300	333,838
Yankuang Energy Group Co. Ltd., Class A	56,355	95,841
Yankuang Energy Group Co. Ltd., Class H(b)	198,900	197,980
Yealink Network Technology Corp. Ltd., Class A	4,700	22,831
Yihai Kerry Arawana Holdings Co. Ltd., Class A	12,100	49,936
Yonyou Network Technology Co. Ltd., Class A(c)	7,800	14,572
Yum China Holdings, Inc.	22,593	1,010,133
Yunnan Baiyao Group Co. Ltd., Class A	12,460	97,141
Yunnan Energy New Material Co. Ltd., Class A(c)	2,300	9,419
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	1,599	44,687
Zhaojin Mining Industry Co. Ltd., Class H	147,000	386,401
Zhejiang Chint Electrics Co. Ltd., Class A	8,900	28,202
Zhejiang Dahua Technology Co. Ltd., Class A	53,300	118,297
Zhejiang Expressway Co. Ltd., Class H	74,520	68,631
Zhejiang Huayou Cobalt Co. Ltd., Class A	3,770	19,508
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	14,200	53,897
Zhejiang Leapmotor Technology Co. Ltd., Class H(c)(d)	35,000	244,515
Zhejiang NHU Co. Ltd., Class A	11,060	32,871
Zhejiang Zheneng Electric Power Co. Ltd., Class A	16,400	12,147
Zheshang Securities Co. Ltd., Class A	44,700	68,175
Zhongji Innolight Co. Ltd., Class A	3,920	80,371
Zhongsheng Group Holdings Ltd.	101,500	156,991
Zhongtai Securities Co. Ltd., Class A	42,200	37,929
Zhuzhou CRRC Times Electric Co. Ltd., Class A	25,077	149,507
Zhuzhou CRRC Times Electric Co. Ltd., Class H	44,400	179,037
Zijin Mining Group Co. Ltd., Class A	87,700	240,191
Zijin Mining Group Co. Ltd., Class H	400,000	1,028,724
ZTE Corp., Class H	14,400	44,776
ZTO Express Cayman, Inc.	25,882	458,244
		173,066,124
Colombia — 0.0%
Grupo Cibest SA	18,186	227,144
Interconexion Electrica SA ESP	24,518	118,712
		345,856
Czech Republic — 0.1%
CEZ A/S	10,648	625,479
Komercni Banka A/S	5,643	273,082
Moneta Money Bank A/S(d)	28,581	197,128
		1,095,689
Denmark — 1.4%
AP Moller - Maersk A/S, Class A	185	341,318
AP Moller - Maersk A/S, Class B	316	587,664
18
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Denmark (continued)
Carlsberg A/S, Class B	5,779	$ 818,788
Coloplast A/S, Class B	10,151	966,405
Danske Bank A/S	49,276	2,012,619
Demant A/S(c)	6,675	278,892
DSV A/S	13,486	3,234,674
Genmab A/S(c)	4,568	948,629
Novo Nordisk A/S, Class B	215,777	14,952,053
Novonesis Novozymes B, Class B	21,672	1,555,982
Orsted A/S(c)(d)	9,116	392,705
Pandora A/S	4,966	874,985
ROCKWOOL A/S, -B Shares	7,690	360,448
Tryg A/S	19,401	501,539
Vestas Wind Systems A/S	56,611	850,351
		28,677,052
Egypt — 0.0%
Commercial International Bank - Egypt	161,693	274,801
Finland — 0.7%
Elisa OYJ	8,638	480,113
Fortum OYJ	28,402	532,588
Kesko OYJ	19,320	476,512
Kone OYJ, Class B	20,668	1,361,623
Metso OYJ	40,770	528,372
Neste OYJ	29,728	402,879
Nokia OYJ	339,468	1,761,373
Nordea Bank Abp	222,382	3,299,639
Orion OYJ, Class B	8,311	625,266
Sampo OYJ, A Shares	156,601	1,685,419
Stora Enso OYJ, Class R	45,310	492,592
UPM-Kymmene OYJ	31,349	856,079
Wartsila OYJ Abp	29,286	692,156
		13,194,611
France — 5.9%
Accor SA	12,383	648,974
Aeroports de Paris SA	1,891	237,079
Air Liquide SA	38,261	7,889,459
Airbus SE	39,134	8,186,859
Alstom SA(c)	23,982	559,762
Amundi SA(d)	3,286	266,349
Arkema SA	2,668	197,015
AXA SA	116,275	5,709,688
BioMerieux	2,291	316,884
BNP Paribas SA	67,269	6,034,144
Bollore SE	34,247	215,256
Bouygues SA	12,410	561,239
Bureau Veritas SA	22,002	750,979
Capgemini SE	10,369	1,775,551
Carrefour SA	37,606	530,479
Cie de Saint-Gobain SA	31,992	3,758,268
Cie Generale des Etablissements Michelin SCA	42,333	1,574,543
Covivio SA/France	2,311	146,527
Credit Agricole SA	87,038	1,646,610
Danone SA	45,298	3,706,433
Dassault Aviation SA	1,421	502,426
Dassault Systemes SE	46,304	1,678,133
Edenred SE	12,963	402,637
Eiffage SA	3,630	510,063
Engie SA	115,829	2,722,306
EssilorLuxottica SA	19,279	5,293,873
Eurazeo SE	3,392	242,503
FDJ UNITED, Class A(d)	6,066	238,032
Security	Shares	Value
France (continued)
Gecina SA	2,570	$ 282,917
Getlink SE	16,230	313,304
Hermes International SCA	2,052	5,562,696
Ipsen SA	2,349	279,808
Kering SA	4,946	1,077,514
Klepierre SA	12,537	495,704
Legrand SA	16,660	2,232,916
L’Oreal SA	15,823	6,777,841
LVMH Moet Hennessy Louis Vuitton SE	18,064	9,454,338
Orange SA	116,228	1,769,942
Pernod Ricard SA	13,706	1,367,193
Publicis Groupe SA	15,592	1,761,035
Renault SA	12,522	577,828
Rexel SA	11,436	352,717
Safran SA	23,716	7,734,364
Sartorius Stedim Biotech	3,513	840,529
Societe Generale SA	50,539	2,891,043
Sodexo SA	5,562	342,321
Teleperformance SE	2,624	254,862
Thales SA	5,860	1,730,309
TotalEnergies SE	141,320	8,637,856
Unibail-Rodamco-Westfield	8,442	811,509
Veolia Environnement SA	46,788	1,670,420
Vinci SA	34,169	5,038,915
		118,559,952
Germany — 6.3%
adidas AG, Class N	11,225	2,620,251
Allianz SE, Registered Shares	26,633	10,808,561
BASF SE(b)	61,544	3,043,936
Bayer AG, Registered Shares	66,989	2,018,198
Bayerische Motoren Werke AG	18,802	1,674,494
Beiersdorf AG	5,925	744,761
Brenntag SE, Class N	7,619	504,758
Commerzbank AG	59,294	1,868,533
Continental AG	6,264	546,708
Covestro AG(c)	11,449	814,576
CTS Eventim AG & Co. KGaA	3,288	408,865
Daimler Truck Holding AG	32,170	1,526,272
Deutsche Bank AG, Class N, Registered Shares	131,948	3,911,655
Deutsche Boerse AG, Class N	13,142	4,293,354
Deutsche Lufthansa AG, Registered Shares	50,408	427,946
Deutsche Post AG, Class N	67,556	3,129,185
Deutsche Telekom AG, Class N, Registered Shares	229,425	8,397,781
E.ON SE, Class N	152,011	2,800,899
Evonik Industries AG	19,556	403,999
Fresenius Medical Care AG	14,019	805,464
Fresenius SE & Co. KGaA	31,145	1,567,303
GEA Group AG	10,333	724,345
Hannover Rueck SE, Class N	3,920	1,235,245
Heidelberg Materials AG	9,212	2,169,396
Henkel AG & Co. KGaA	7,014	508,693
Infineon Technologies AG, Class N	85,365	3,642,698
Knorr-Bremse AG	4,878	473,151
LEG Immobilien SE	4,896	435,800
Mercedes-Benz Group AG, Class N	47,129	2,745,745
Merck KGaA	7,641	990,720
MTU Aero Engines AG, Class N	3,349	1,487,805
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class N, Registered Shares	8,991	5,838,167
Nemetschek SE	4,384	635,649
Rational AG	325	273,097
Master Portfolio Schedule of Investments
19

Schedule of Investments (unaudited)(continued)
June 30, 2025
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany (continued)
Rheinmetall AG	2,895	$ 6,130,736
RWE AG	43,078	1,800,153
SAP SE	69,939	21,385,919
Scout24 SE(d)	4,929	680,442
Siemens AG, Class N, Registered Shares	51,191	13,148,835
Siemens Energy AG(c)	42,143	4,925,713
Siemens Healthineers AG(d)	28,336	1,573,055
Symrise AG	7,753	813,014
Talanx AG	3,456	448,042
Vonovia SE	47,924	1,699,068
Zalando SE(c)(d)	13,259	437,512
		126,520,499
Greece — 0.2%
Alpha Bank SA	134,869	475,018
Eurobank Ergasias Services and Holdings SA, Class R	258,461	890,212
FF Group, Class R(c)(e)	205	—
Hellenic Telecommunications Organization SA, Class R	12,770	242,785
JUMBO SA, Class R	6,337	218,715
Metlen Energy & Metals SA, Class R	6,420	348,030
National Bank of Greece SA	79,144	1,009,145
OPAP SA, Class R	11,603	263,105
Piraeus Financial Holdings SA	75,432	522,577
Public Power Corp. SA, Class R	12,105	197,826
		4,167,413
Hong Kong — 1.2%
AIA Group Ltd.	714,000	6,467,726
China Common Rich Renewable Energy Investments Ltd.(c)(e)	11,997	—
CK Asset Holdings Ltd.	107,008	472,849
CK Infrastructure Holdings Ltd.	41,500	274,823
CLP Holdings Ltd.	116,000	979,708
Futu Holdings Ltd., ADR	3,838	474,338
Hang Seng Bank Ltd.	44,800	672,276
Henderson Land Development Co. Ltd.	97,800	343,473
HKT Trust & HKT Ltd., Class SS(f)	222,900	333,251
Hong Kong & China Gas Co. Ltd.	693,176	582,816
Hong Kong Exchanges & Clearing Ltd.	76,994	4,141,240
Hongkong Land Holdings Ltd.	141,800	818,186
J&T Global Express Ltd.(c)	228,200	197,628
Jardine Matheson Holdings Ltd.	8,800	422,952
Link REIT	181,040	969,739
MTR Corp. Ltd.	92,500	332,620
Orient Overseas International Ltd.	10,000	170,189
Power Assets Holdings Ltd.	80,000	514,365
Prudential PLC	169,672	2,123,656
Sino Biopharmaceutical Ltd.	643,750	433,078
Sino Land Co. Ltd.	240,800	256,484
Sun Hung Kai Properties Ltd.	91,000	1,048,597
Swire Pacific Ltd., Class A	25,000	214,303
Techtronic Industries Co. Ltd.	97,000	1,070,295
WH Group Ltd.(d)	531,000	511,774
Wharf Real Estate Investment Co. Ltd.	142,000	403,080
		24,229,446
Hungary — 0.1%
MOL Hungarian Oil & Gas PLC	30,059	261,868
Security	Shares	Value
Hungary (continued)
OTP Bank Nyrt	13,448	$ 1,074,899
Richter Gedeon Nyrt	11,885	350,327
		1,687,094
India — 5.4%
ABB India Ltd.	3,740	265,290
Adani Enterprises Ltd.	11,316	345,793
Adani Ports & Special Economic Zone Ltd.	36,650	619,895
Adani Power Ltd.(c)	40,704	277,650
Alkem Laboratories Ltd.	3,614	208,164
Ambuja Cements Ltd.	50,659	341,210
APL Apollo Tubes Ltd.	11,490	233,023
Apollo Hospitals Enterprise Ltd.	8,821	745,174
Ashok Leyland Ltd.	97,951	286,723
Asian Paints Ltd.	21,732	593,483
Astral Ltd.	10,950	192,428
AU Small Finance Bank Ltd.(d)	16,688	159,124
Aurobindo Pharma Ltd.(c)	13,224	175,083
Avenue Supermarts Ltd.(c)(d)	10,792	550,477
Axis Bank Ltd.	140,120	1,959,725
Bajaj Auto Ltd.	4,376	427,428
Bajaj Finance Ltd.	188,740	2,061,296
Bajaj Finserv Ltd.	25,142	602,748
Bajaj Holdings & Investment Ltd.	2,040	342,302
Balkrishna Industries Ltd.	5,542	158,081
Bank of Baroda	88,968	258,155
Bharat Electronics Ltd.	292,919	1,440,558
Bharat Forge Ltd.	30,709	468,798
Bharat Heavy Electricals Ltd.	31,840	98,914
Bharat Petroleum Corp. Ltd.	154,808	599,469
Bharti Airtel Ltd.	167,889	3,936,000
Bosch Ltd., Class A	545	207,790
Britannia Industries Ltd.	5,412	369,244
Canara Bank	134,087	178,594
CG Power & Industrial Solutions Ltd.	37,552	298,799
Cholamandalam Investment and Finance Co. Ltd.	26,140	496,628
Cipla Ltd./India	34,393	604,196
Coal India Ltd.	126,514	578,528
Colgate-Palmolive India Ltd.	10,402	292,037
Container Corp. of India Ltd.	13,131	116,341
Coromandel International Ltd.	7,780	227,403
Cummins India Ltd.	9,248	366,781
Dabur India Ltd.	37,975	214,888
Divi’s Laboratories Ltd.	7,317	581,326
Dixon Technologies India Ltd.	2,278	398,198
DLF Ltd.	56,980	557,032
Dr. Reddy’s Laboratories Ltd.	29,231	437,920
Dr. Reddy’s Laboratories Ltd., ADR	22,585	339,453
Eicher Motors Ltd.	7,597	501,205
Eternal Ltd.(c)	443,136	1,364,769
GAIL India Ltd.	154,499	343,951
GMR Airports Ltd.(c)	180,419	179,359
Godrej Consumer Products Ltd.	26,503	364,217
Godrej Properties Ltd., Class A(c)	12,480	341,249
Grasim Industries Ltd.	15,713	521,290
Havells India Ltd.	16,163	292,309
HCL Technologies Ltd.	64,821	1,306,919
HDFC Asset Management Co. Ltd.(d)	5,697	345,042
HDFC Bank Ltd.	367,527	8,580,086
HDFC Life Insurance Co. Ltd.(d)	54,611	518,279
Hero MotoCorp Ltd.	10,467	517,144
20
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
Hindalco Industries Ltd.	87,837	$ 710,639
Hindustan Aeronautics Ltd.	13,870	787,858
Hindustan Petroleum Corp. Ltd.	68,706	351,106
Hindustan Unilever Ltd.	49,291	1,319,255
Hyundai Motor India Ltd.(c)	14,669	379,673
ICICI Bank Ltd.	291,601	4,927,982
ICICI Bank Ltd., ADR(b)	22,806	767,194
ICICI Lombard General Insurance Co. Ltd.(d)	21,715	516,631
ICICI Prudential Life Insurance Co. Ltd.(d)	21,486	164,717
IDFC First Bank Ltd.(c)	145,270	123,395
Indian Hotels Co. Ltd.	55,618	493,230
Indian Oil Corp. Ltd.	318,355	545,785
Indian Railway Catering & Tourism Corp. Ltd.	14,747	134,461
Indus Towers Ltd.(c)	67,779	332,438
IndusInd Bank Ltd.	24,445	248,606
Info Edge India Ltd.	20,315	352,701
Infosys Ltd.	117,607	2,197,213
Infosys Ltd., ADR(b)	97,713	1,810,622
InterGlobe Aviation Ltd.(c)(d)	12,142	846,832
ITC Ltd.	181,421	881,063
Jindal Stainless Ltd.	24,364	200,455
Jindal Steel & Power Ltd.	22,828	250,883
Jio Financial Services Ltd.(c)	204,674	780,732
JSW Energy Ltd., Class A	31,033	189,043
JSW Steel Ltd.	42,155	502,111
Jubilant Foodworks Ltd.	20,145	164,880
Kalyan Jewellers India Ltd.	32,743	212,286
Kotak Mahindra Bank Ltd.	77,949	1,966,579
Larsen & Toubro Ltd.	35,988	1,540,329
Larsen & Toubro Ltd., GDR, Registered Shares	18,237	781,095
LTIMindtree Ltd.(d)	5,587	346,539
Lupin Ltd.	14,030	317,290
Macrotech Developers Ltd.(d)	16,648	269,160
Mahindra & Mahindra Ltd.	43,364	1,609,550
Mahindra & Mahindra Ltd., GDR	27,036	989,518
Mankind Pharma Ltd.(c)	10,660	288,453
Marico Ltd.	30,883	260,162
Maruti Suzuki India Ltd.	8,198	1,185,854
Max Healthcare Institute Ltd.	56,163	835,634
Mphasis Ltd.	4,649	154,342
MRF Ltd.	48	79,691
Muthoot Finance Ltd.	8,240	252,326
Nestle India Ltd.	18,918	543,914
NHPC Ltd.	250,552	250,568
NMDC Ltd.	219,678	179,438
NTPC Ltd.	301,753	1,178,325
Oberoi Realty Ltd.	10,832	240,840
Oil & Natural Gas Corp. Ltd.	214,153	609,936
Oil India Ltd.	34,239	173,405
Oracle Financial Services Software Ltd.	1,521	159,426
Page Industries Ltd.	367	211,456
PB Fintech Ltd.(c)	23,950	509,096
Persistent Systems Ltd.	6,906	486,767
Petronet LNG Ltd.	71,896	253,155
Phoenix Mills Ltd.	18,790	342,325
PI Industries Ltd.	5,213	249,456
Pidilite Industries Ltd.	9,792	348,970
Polycab India Ltd.	3,105	237,248
Power Finance Corp. Ltd.	104,437	521,048
Power Grid Corp. of India Ltd.	303,986	1,062,476
Prestige Estates Projects Ltd.	8,553	165,463
Security	Shares	Value
India (continued)
Punjab National Bank	158,066	$ 203,712
Rail Vikas Nigam Ltd.	34,917	162,002
REC Ltd.	98,207	461,431
Reliance Industries Ltd.	397,816	6,963,059
Samvardhana Motherson International Ltd.	260,460	470,195
SBI Cards & Payment Services Ltd.	14,099	156,690
SBI Life Insurance Co. Ltd.(d)	22,876	490,383
Shree Cement Ltd.	685	247,905
Shriram Finance Ltd.	100,810	831,290
Siemens Ltd.	6,352	240,870
Solar Industries India Ltd.	1,797	368,804
Sona Blw Precision Forgings Ltd.(d)	55,888	313,719
SRF Ltd.	6,719	254,087
State Bank of India	71,282	681,864
State Bank of India, GDR, Registered Shares	5,712	544,378
Sun Pharmaceutical Industries Ltd.	67,605	1,321,548
Sundaram Finance Ltd.	3,011	181,821
Supreme Industries Ltd.	4,238	217,061
Suzlon Energy Ltd.(c)	526,311	415,819
Tata Communications Ltd.	7,962	156,982
Tata Consultancy Services Ltd.	69,446	2,804,261
Tata Consumer Products Ltd.	37,487	480,493
Tata Elxsi Ltd.	2,653	195,219
Tata Motors Ltd.	131,961	1,058,659
Tata Power Co. Ltd.	161,106	761,972
Tata Steel Ltd.	517,456	965,100
Tech Mahindra Ltd.	35,194	692,573
Thermax Ltd.	4,054	161,675
Titan Co. Ltd.	21,438	922,648
Torrent Pharmaceuticals Ltd.	5,320	211,484
Torrent Power Ltd.	14,244	243,743
Trent Ltd.	13,799	1,000,377
Tube Investments of India Ltd.	9,506	344,712
TVS Motor Co. Ltd.	15,475	526,585
UltraTech Cement Ltd.	8,028	1,132,350
Union Bank of India Ltd.	102,556	183,719
United Spirits Ltd.	18,510	308,267
UPL Ltd.	25,764	198,736
Varun Beverages Ltd.	96,848	516,786
Vedanta Ltd.	102,498	551,905
Voltas Ltd.	15,113	231,636
Wipro Ltd.	140,009	434,418
Wipro Ltd., ADR(b)	26,368	79,631
Yes Bank Ltd.(c)	1,388,768	329,439
Zydus Lifesciences Ltd.	12,948	149,555
		106,749,156
Indonesia — 0.4%
Alamtri Resources Indonesia Tbk. PT	1,157,300	130,652
Amman Mineral Internasional PT(c)	454,300	236,882
Astra International Tbk PT	1,374,600	381,197
Bank Central Asia Tbk PT	3,520,500	1,881,874
Bank Mandiri Persero Tbk PT	2,238,700	672,471
Bank Negara Indonesia Persero Tbk PT	1,309,600	332,381
Bank Rakyat Indonesia Persero Tbk PT	4,010,328	924,622
Barito Pacific Tbk PT	2,862,482	292,935
Chandra Asri Pacific Tbk PT	246,138	149,806
Charoen Pokphand Indonesia Tbk PT	775,200	224,436
GoTo Gojek Tokopedia Tbk PT(c)	44,779,400	159,976
Indofood CBP Sukses Makmur Tbk PT	165,500	107,087
Indofood Sukses Makmur Tbk PT	261,000	130,690
Kalbe Farma Tbk PT	972,700	91,488
Master Portfolio Schedule of Investments
21

Schedule of Investments (unaudited)(continued)
June 30, 2025
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Indonesia (continued)
Sumber Alfaria Trijaya Tbk PT	1,732,600	$ 255,184
Telkom Indonesia Persero Tbk PT	5,388,900	921,941
United Tractors Tbk PT	81,100	107,140
		7,000,762
Ireland — 0.3%
AerCap Holdings NV	11,924	1,395,108
AIB Group PLC	136,234	1,124,319
Bank of Ireland Group PLC	65,993	940,409
Kerry Group PLC, Class A	9,724	1,074,370
Kingspan Group PLC	9,587	816,902
		5,351,108
Israel — 0.5%
Azrieli Group Ltd.	4,108	378,301
Bank Hapoalim BM	81,986	1,574,792
Bank Leumi Le-Israel BM	94,031	1,749,497
Check Point Software Technologies Ltd.(c)	6,377	1,410,911
Elbit Systems Ltd.	1,759	783,517
ICL Group Ltd.	53,347	366,242
Israel Discount Bank Ltd., Class A	75,679	754,877
Mizrahi Tefahot Bank Ltd.	7,485	488,260
Nice Ltd.(c)	4,583	776,878
Teva Pharmaceutical Industries Ltd., ADR(c)	81,572	1,367,147
Wix.com Ltd.(c)	2,585	409,619
		10,060,041
Italy — 2.0%
Banco BPM SpA	101,615	1,186,104
BPER Banca SpA	81,565	740,307
Coca-Cola HBC AG, Class DI	15,096	788,654
Davide Campari-Milano NV	43,169	290,629
DiaSorin SpA	2,093	224,014
Enel SpA	536,535	5,092,097
Eni SpA	140,045	2,262,304
Ferrari NV	8,111	3,973,668
FinecoBank Banca Fineco SpA	47,928	1,063,213
Generali	59,517	2,117,110
Infrastrutture Wireless Italiane SpA(d)	18,163	222,096
Intesa Sanpaolo SpA	1,002,296	5,773,638
Leonardo SpA	27,793	1,568,273
Mediobanca Banca di Credito Finanziario SpA	41,084	956,064
Moncler SpA	16,047	915,345
Nexi SpA(d)	40,392	241,233
Poste Italiane SpA(d)	30,940	664,773
Prysmian SpA	17,084	1,209,533
Recordati Industria Chimica e Farmaceutica SpA	6,659	418,552
Ryanair Holdings PLC	64,631	1,833,304
Snam SpA	113,753	688,625
Telecom Italia SpA/Milano(c)	791,287	390,987
Terna - Rete Elettrica Nazionale(b)	104,961	1,079,101
UniCredit SpA	95,342	6,395,862
Unipol Assicurazioni SpA	24,759	490,346
		40,585,832
Japan — 13.6%
Advantest Corp.	50,300	3,728,789
Aeon Co. Ltd.(b)	40,700	1,247,568
AGC, Inc.(b)	10,300	302,158
Aisin Corp.	43,200	552,632
Ajinomoto Co., Inc.	75,700	2,053,222
ANA Holdings, Inc.	9,800	191,884
Asahi Group Holdings Ltd.(b)	90,300	1,207,052
Asahi Kasei Corp.	89,600	637,841
Security	Shares	Value
Japan (continued)
Asics Corp.	56,100	$ 1,430,570
Astellas Pharma, Inc.	126,400	1,237,576
Bandai Namco Holdings, Inc.	40,400	1,447,904
Bridgestone Corp.(b)	35,600	1,455,762
Canon, Inc.(b)	59,600	1,728,622
Capcom Co. Ltd.	25,200	860,617
Central Japan Railway Co.	46,200	1,032,782
Chiba Bank Ltd.	37,300	344,716
Chubu Electric Power Co., Inc.	32,400	400,931
Chugai Pharmaceutical Co. Ltd.	44,600	2,328,915
Concordia Financial Group Ltd.	83,800	543,843
Dai Nippon Printing Co. Ltd.	29,300	444,769
Daifuku Co. Ltd.	18,700	481,075
Dai-ichi Life Holdings, Inc.	225,400	1,713,627
Daiichi Sankyo Co. Ltd.	115,900	2,685,181
Daikin Industries Ltd.	16,600	1,948,569
Daito Trust Construction Co. Ltd.	3,400	370,323
Daiwa House Industry Co. Ltd.	37,900	1,302,349
Daiwa Securities Group, Inc.	96,500	685,345
Denso Corp.	126,600	1,708,503
Dentsu Group, Inc.(b)	13,400	296,916
Disco Corp.	6,400	1,895,957
East Japan Railway Co.	55,900	1,202,461
Eisai Co. Ltd.	17,800	511,223
ENEOS Holdings, Inc.	183,800	911,066
FANUC Corp.	58,500	1,588,115
Fast Retailing Co. Ltd.	12,300	4,217,226
Fuji Electric Co. Ltd.	9,100	419,072
FUJIFILM Holdings Corp.	68,400	1,481,241
Fujikura Ltd.	18,200	957,419
Fujitsu Ltd.	118,300	2,869,884
Hankyu Hanshin Holdings, Inc.	16,100	437,657
Hikari Tsushin, Inc.	1,100	324,793
Hitachi Ltd.	303,800	8,829,744
Honda Motor Co. Ltd.	275,800	2,659,497
Hoshizaki Corp.	4,600	158,507
Hoya Corp.	23,200	2,755,280
Hulic Co. Ltd.(b)	24,000	242,083
Idemitsu Kosan Co. Ltd.	55,445	336,239
IHI Corp.	10,700	1,157,351
Inpex Corp.(b)	49,800	699,051
Isuzu Motors Ltd.	35,400	448,445
ITOCHU Corp.	78,300	4,100,179
Japan Airlines Co. Ltd.	12,000	244,751
Japan Exchange Group, Inc.	62,000	628,061
Japan Post Bank Co. Ltd.	107,300	1,156,751
Japan Post Holdings Co. Ltd.	139,500	1,292,079
Japan Post Insurance Co. Ltd.	12,600	285,267
Japan Tobacco, Inc.(b)	79,100	2,330,240
JFE Holdings, Inc.	41,300	480,429
Kajima Corp.	24,500	639,002
Kansai Electric Power Co., Inc.	63,800	756,657
Kao Corp.	30,100	1,348,648
Kawasaki Kisen Kaisha Ltd.	19,700	278,993
KDDI Corp.	197,400	3,389,472
Keyence Corp.	13,080	5,229,750
Kikkoman Corp.	43,000	398,861
Kirin Holdings Co. Ltd.(b)	60,200	843,620
Kobe Bussan Co. Ltd.	9,400	291,922
Komatsu Ltd.	59,000	1,946,619
Konami Group Corp.	6,800	1,075,091
Kubota Corp.(b)	55,400	624,740
22
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Kyocera Corp.	90,800	$ 1,090,540
Kyowa Kirin Co. Ltd.(b)	14,600	249,912
Lasertec Corp.	5,400	723,927
LY Corp.	189,200	696,749
M3, Inc.	31,500	432,706
Makita Corp.	16,600	511,246
Marubeni Corp.	87,500	1,763,845
MatsukiyoCocokara & Co.	21,000	431,981
MEIJI Holdings Co. Ltd.	18,000	398,048
MINEBEA MITSUMI, Inc.	23,700	346,582
Mitsubishi Chemical Group Corp.	104,100	547,152
Mitsubishi Corp.	223,400	4,463,952
Mitsubishi Electric Corp.	126,200	2,714,432
Mitsubishi Estate Co. Ltd.	66,900	1,254,182
Mitsubishi HC Capital, Inc.	67,300	495,511
Mitsubishi Heavy Industries Ltd.	211,000	5,280,144
Mitsubishi UFJ Financial Group, Inc.	761,600	10,383,341
Mitsui & Co. Ltd.	166,200	3,387,150
Mitsui Fudosan Co. Ltd.	174,900	1,693,221
Mitsui OSK Lines Ltd.	20,600	688,035
Mizuho Financial Group, Inc.	155,240	4,309,451
MonotaRO Co. Ltd.	18,200	358,282
MS&AD Insurance Group Holdings, Inc.	81,000	1,810,804
Murata Manufacturing Co. Ltd.	106,200	1,569,709
NEC Corp.	82,800	2,415,693
Nexon Co. Ltd.	25,000	503,540
NIDEC Corp.	49,000	952,221
Nintendo Co. Ltd.	73,200	7,029,380
Nippon Building Fund, Inc.	660	609,430
Nippon Paint Holdings Co. Ltd.	63,100	507,467
Nippon Sanso Holdings Corp.	15,100	571,407
Nippon Steel Corp.	78,247	1,479,802
Nippon Telegraph & Telephone Corp.	1,914,200	2,046,490
Nippon Yusen KK	25,500	917,361
Nissan Motor Co. Ltd.	166,500	402,860
Nissin Foods Holdings Co. Ltd.	16,200	336,557
Nitori Holdings Co. Ltd.	5,800	558,252
Nitto Denko Corp.	49,000	946,262
Nomura Holdings, Inc.	186,400	1,228,320
Nomura Research Institute Ltd.	25,543	1,021,654
Obayashi Corp.	40,600	615,164
Obic Co. Ltd.	19,400	754,370
Olympus Corp.	72,300	858,803
Omron Corp.	23,200	625,389
Ono Pharmaceutical Co. Ltd.	27,900	302,374
Oracle Corp. Japan	2,000	238,381
Oriental Land Co. Ltd./Japan	70,300	1,619,134
ORIX Corp.	73,200	1,651,879
Osaka Gas Co. Ltd.	21,400	548,908
Otsuka Corp.	13,400	272,977
Otsuka Holdings Co. Ltd.	29,000	1,437,799
Pan Pacific International Holdings Corp.	24,600	846,118
Panasonic Holdings Corp.	158,000	1,690,492
Rakuten Group, Inc.(c)	87,000	479,385
Recruit Holdings Co. Ltd.	93,100	5,474,894
Renesas Electronics Corp.	115,200	1,425,188
Resona Holdings, Inc.	129,200	1,193,267
Ricoh Co. Ltd.	39,800	375,609
Sanrio Co. Ltd.	13,200	638,294
SBI Holdings, Inc.	17,450	608,048
SCREEN Holdings Co. Ltd.	6,000	487,868
SCSK Corp.	12,100	364,545
Security	Shares	Value
Japan (continued)
Secom Co. Ltd.	24,800	$ 890,937
Sekisui Chemical Co. Ltd.	27,100	490,799
Sekisui House Ltd.	45,300	997,023
Seven & i Holdings Co. Ltd.	148,400	2,388,545
SG Holdings Co. Ltd.	21,100	235,012
Shimadzu Corp.	15,000	370,845
Shimano, Inc.	5,200	753,898
Shin-Etsu Chemical Co. Ltd.	131,800	4,352,294
Shionogi & Co. Ltd.	56,700	1,020,729
Shiseido Co. Ltd.(b)	27,900	498,312
SMC Corp.	3,700	1,325,940
SoftBank Corp.	1,923,100	2,978,787
SoftBank Group Corp.	62,000	4,507,772
Sompo Holdings, Inc.	54,800	1,651,386
Sony Group Corp.	423,500	11,011,129
Subaru Corp.	41,200	714,259
Sumitomo Corp.	70,400	1,816,792
Sumitomo Electric Industries Ltd.	49,800	1,067,881
Sumitomo Metal Mining Co. Ltd.	15,500	381,997
Sumitomo Mitsui Financial Group, Inc.	240,600	6,058,538
Sumitomo Mitsui Trust Group, Inc.	41,900	1,114,432
Sumitomo Realty & Development Co. Ltd.	24,000	926,864
Suntory Beverage & Food Ltd.(b)	9,900	316,596
Suzuki Motor Corp.	107,800	1,299,661
Sysmex Corp.	28,900	503,068
T&D Holdings, Inc.	34,100	748,498
Taisei Corp.	10,500	611,526
Takeda Pharmaceutical Co. Ltd.	105,676	3,262,533
TDK Corp.	121,100	1,413,545
Terumo Corp.	93,000	1,706,723
TIS, Inc.	14,200	475,837
Toho Co. Ltd.	6,700	395,272
Tokio Marine Holdings, Inc.	131,700	5,581,582
Tokyo Electron Ltd.	29,900	5,726,130
Tokyo Gas Co. Ltd.	20,900	695,177
Tokyo Metro Co. Ltd.	21,000	244,370
Tokyu Corp.	38,700	460,380
TOPPAN Holdings, Inc.	12,800	347,738
Toray Industries, Inc.	80,300	549,674
Toyota Industries Corp.	10,200	1,151,200
Toyota Motor Corp.	627,730	10,811,384
Toyota Tsusho Corp.	43,800	992,125
Trend Micro, Inc./Japan	7,500	518,744
Unicharm Corp.	63,300	457,076
West Japan Railway Co.	24,400	557,810
Yakult Honsha Co. Ltd.	15,600	293,795
Yamaha Motor Co. Ltd.(b)	62,300	466,196
Yokogawa Electric Corp.	31,000	828,129
Zensho Holdings Co. Ltd.	6,200	375,263
ZOZO, Inc.	35,100	379,245
		272,173,416
Kuwait — 0.2%
Boubyan Bank KSCP	154,948	365,063
Gulf Bank KSCP	310,621	364,910
Kuwait Finance House KSCP	730,947	1,918,237
Mabanee Co. KPSC	139,111	397,915
Mobile Telecommunications Co. KSCP	253,341	400,712
National Bank of Kuwait SAKP	469,974	1,536,190
		4,983,027
Luxembourg — 0.1%
ArcelorMittal SA	27,908	886,199
Master Portfolio Schedule of Investments
23

Schedule of Investments (unaudited)(continued)
June 30, 2025
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Luxembourg (continued)
CVC Capital Partners PLC(d)	11,365	$ 233,681
Eurofins Scientific SE	10,201	726,978
Reinet Investments SCA	7,155	232,852
		2,079,710
Macau — 0.1%
Galaxy Entertainment Group Ltd.	161,000	717,673
Sands China Ltd.	175,600	366,992
		1,084,665
Malaysia — 0.4%
AMMB Holdings Bhd	157,700	191,071
Axiata Group Bhd	165,600	90,881
CELCOMDIGI Bhd.	305,900	285,730
CIMB Group Holdings Bhd	483,200	779,332
Gamuda Bhd	347,600	395,662
Hong Leong Bank Bhd	38,840	180,818
IHH Healthcare Bhd	133,900	216,886
IOI Corp. Bhd	306,000	271,936
Kuala Lumpur Kepong Bhd	46,100	226,640
Malayan Banking Bhd.	372,000	856,986
Maxis Bhd	144,000	123,538
MISC Bhd	83,600	150,751
MR DIY Group M Bhd(d)	93,800	36,539
Nestle Malaysia Bhd	3,500	63,793
Petronas Chemicals Group Bhd	199,900	165,839
Petronas Gas Bhd	31,100	130,146
PPB Group Bhd	38,320	93,615
Press Metal Aluminium Holdings Bhd(b)	283,300	348,869
Public Bank Bhd	1,009,700	1,033,607
QL Resources Bhd	120,600	131,805
RHB Bank Bhd	82,424	123,316
SD Guthrie Bhd.	124,000	136,729
Sime Darby Bhd	159,000	62,315
Sunway Bhd	187,300	209,161
Telekom Malaysia Bhd	55,900	87,017
Tenaga Nasional Bhd	189,300	646,921
YTL Corp. Bhd.	238,400	131,477
YTL Power International Bhd	204,700	193,461
		7,364,841
Mexico — 0.7%
Alfa SAB de C.V., Class A	449,421	331,955
America Movil SAB de C.V., Series B	1,413,193	1,263,736
Arca Continental SAB de C.V.	33,779	357,025
Cemex SAB de C.V.	1,127,457	778,095
Coca-Cola Femsa SAB de C.V.	33,012	319,872
Fibra Uno Administracion SA de C.V.	186,728	257,933
Fomento Economico Mexicano SAB de C.V.	108,254	1,114,587
Gruma SAB de C.V., Class B	10,875	187,642
Grupo Aeroportuario del Centro Norte SAB de C.V., Class B	19,745	259,381
Grupo Aeroportuario del Pacifico SAB de C.V., Class B	30,531	700,824
Grupo Aeroportuario del Sureste SAB de C.V., Class B	12,080	385,650
Grupo Bimbo SAB de C.V., Series A	90,621	252,818
Grupo Carso SAB de C.V., Series A1	45,509	324,453
Grupo Comercial Chedraui SA de C.V.	30,263	240,304
Grupo Financiero Banorte SAB de C.V., Class O	163,467	1,494,197
Grupo Financiero Banorte SAB de C.V., Series O	123,656	319,214
Grupo Mexico SAB de C.V., Series B	260,084	1,575,376
Industrias Penoles SAB de C.V.(c)	16,682	463,846
Security	Shares	Value
Mexico (continued)
Kimberly-Clark de Mexico SAB de C.V., Class A	138,831	$ 253,994
Promotora y Operadora de Infraestructura SAB de C.V.	14,276	160,856
Southern Copper Corp.(b)	8,341	843,859
Wal-Mart de Mexico SAB de C.V.	359,212	1,189,748
		13,075,365
Netherlands — 2.7%
ABN AMRO Bank NV(d)	33,112	904,155
Adyen NV(c)(d)	1,525	2,800,719
Aegon Ltd.	76,374	553,460
Akzo Nobel NV	11,410	800,567
Argenx SE(c)	3,818	2,113,579
ASM International NV	3,184	2,042,465
ASML Holding NV	26,035	20,862,808
ASR Nederland NV	10,665	708,642
BE Semiconductor Industries NV	5,334	797,718
Euronext NV(d)	5,123	877,785
EXOR NV	5,335	538,555
Heineken Holding NV	9,042	674,711
Heineken NV	20,193	1,761,694
IMCD NV	4,175	561,518
ING Groep NV	224,557	4,921,771
JDE Peet’s NV	9,702	277,133
Koninklijke Ahold Delhaize NV	62,110	2,594,114
Koninklijke KPN NV	239,548	1,168,561
Koninklijke Philips NV	49,999	1,200,594
NN Group NV	19,168	1,275,422
Randstad NV	9,010	416,451
Universal Music Group NV	78,927	2,560,435
Wolters Kluwer NV, Class C	15,524	2,596,206
		53,009,063
New Zealand — 0.2%
Auckland International Airport Ltd.	102,427	483,554
Contact Energy Ltd.	56,179	308,301
Fisher & Paykel Healthcare Corp. Ltd.	46,619	1,023,973
Infratil Ltd.	64,602	416,859
Meridian Energy Ltd.	71,629	257,603
Xero Ltd.(c)	10,173	1,203,763
		3,694,053
Norway — 0.4%
Aker BP ASA	17,479	446,665
DNB Bank ASA	57,951	1,602,610
Equinor ASA	53,906	1,361,345
Gjensidige Forsikring ASA	19,412	492,093
Kongsberg Gruppen ASA	30,355	1,177,079
Mowi ASA	26,602	513,775
Norsk Hydro ASA	91,511	524,029
Orkla ASA	34,126	371,683
Salmar ASA	5,768	249,962
Telenor ASA	63,005	981,126
		7,720,367
Peru — 0.1%
Cia de Minas Buenaventura SAA, ADR	13,118	215,398
Credicorp Ltd.	4,318	965,159
		1,180,557
Philippines — 0.1%
Ayala Corp.	13,480	136,373
Ayala Land, Inc.	546,400	262,192
Bank of the Philippine Islands	110,452	254,904
24
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Philippines (continued)
BDO Unibank, Inc.	151,204	$ 410,151
International Container Terminal Services, Inc.	71,720	522,864
Jollibee Foods Corp.	45,180	173,296
Manila Electric Co.	11,960	114,335
Metropolitan Bank & Trust Co.	96,987	124,829
PLDT, Inc.	6,295	136,107
SM Investments Corp.	20,672	320,007
SM Prime Holdings, Inc.	780,850	325,065
		2,780,123
Poland — 0.3%
Allegro.eu SA(c)(d)	41,050	395,213
Bank Millennium SA(c)	29,713	118,053
Bank Polska Kasa Opieki SA	10,145	522,512
Budimex SA(b)	1,098	170,171
CCC SA(c)	3,559	202,589
CD Projekt SA	3,685	287,583
Dino Polska SA(c)(d)	3,161	461,925
InPost SA(c)	14,665	244,051
KGHM Polska Miedz SA	13,171	471,412
LPP SA	72	293,444
mBank SA(c)	1,117	247,263
ORLEN SA	32,002	729,373
PGE Polska Grupa Energetyczna SA(c)	80,253	254,052
Powszechna Kasa Oszczednosci Bank Polski SA	55,727	1,164,405
Powszechny Zaklad Ubezpieczen SA	35,339	617,976
Santander Bank Polska SA	2,017	277,179
		6,457,201
Portugal — 0.1%
EDP SA	198,624	862,878
Galp Energia SGPS SA, Class B	30,760	563,088
Jeronimo Martins SGPS SA	15,220	385,338
		1,811,304
Qatar — 0.2%
Al Rayan Bank	315,506	201,485
Barwa Real Estate Co.	109,970	83,767
Commercial Bank PSQC	197,122	246,007
Dukhan Bank	164,731	164,415
Industries Qatar QSC	97,136	329,116
Mesaieed Petrochemical Holding Co.	245,102	90,542
Ooredoo QPSC	63,062	221,395
Qatar Electricity & Water Co. QSC	34,989	155,507
Qatar Fuel QSC	23,217	95,416
Qatar Gas Transport Co. Ltd.	164,517	223,870
Qatar International Islamic Bank QSC	102,600	306,481
Qatar Islamic Bank QPSC	117,313	712,890
Qatar National Bank QPSC	281,484	1,339,713
		4,170,604
Romania — 0.0%
NEPI Rockcastle NV	38,237	291,468
Russia(c)(e) — 0.0%
Alrosa PJSC	189,683	24
Mobile TeleSystems PJSC	50,446	6
Moscow Exchange MICEX-RTS PJSC	63,850	8
Ozon Holdings PLC, ADR	2,417	—
PhosAgro PJSC, GDR	49	1
PhosAgro PJSC, GDR, Registered Shares	1	—
Polyus PJSC	23,820	—
Rosneft Oil Co. PJSC	71,604	9
Sberbank of Russia PJSC	588,148	75
Security	Shares	Value
Russia (continued)
Severstal PAO	10,830	$ 1
TCS Group Holding PLC, Class A, GDR, Registered Shares	6,905	1
United Co. RUSAL International PJSC	172,792	22
VK Co. Ltd., GDR	5,177	1
VTB Bank PJSC	37,302	—
X5 Retail Group NV, GDR, Registered Shares	9,876	1
		149
Saudi Arabia — 1.0%
ACWA Power Co.(c)	9,118	621,485
Ades Holding Co.	331	1,209
Al Rajhi Bank	131,218	3,309,692
Al Rajhi Co. for Co-operative Insurance(c)	2,966	101,732
Alinma Bank	80,858	578,044
Almarai Co. JSC	29,308	396,122
Arab National Bank	81,450	471,663
Bank AlBilad	40,767	285,991
Bank Al-Jazira(c)	39,201	134,298
Banque Saudi Fransi	80,191	381,813
Bupa Arabia for Cooperative Insurance Co.	6,760	321,012
Co. for Cooperative Insurance	4,904	206,603
Dallah Healthcare Co.	3,678	128,060
Dar Al Arkan Real Estate Development Co.(c)	26,789	137,221
Dr. Sulaiman Al Habib Medical Services Group Co.	3,493	252,530
Elm Co.	2,013	537,488
Etihad Etisalat Co.	28,661	453,166
Jarir Marketing Co.	44,780	149,696
Mouwasat Medical Services Co.	5,276	106,157
Nahdi Medical Co.	3,386	115,289
Riyad Bank	85,791	657,208
SABIC Agri-Nutrients Co.	17,654	504,781
Sahara International Petrochemical Co.	27,239	143,989
SAL Saudi Logistics Services	1,775	88,857
Saudi Arabian Mining Co.(c)	78,042	1,114,485
Saudi Arabian Oil Co.(d)	459,822	2,981,448
Saudi Aramco Base Oil Co.	1,818	49,548
Saudi Awwal Bank	73,131	656,921
Saudi Basic Industries Corp.	56,428	822,234
Saudi Electricity Co.	60,072	235,317
Saudi Industrial Investment Group	28,457	127,316
Saudi Investment Bank	52,885	204,737
Saudi Kayan Petrochemical Co.(c)	43,107	59,421
Saudi National Bank	179,957	1,732,728
Saudi Research & Media Group(c)	2,197	113,239
Saudi Tadawul Group Holding Co.	3,018	142,002
Saudi Telecom Co.	140,261	1,591,046
Yanbu National Petrochemical Co.	28,244	227,559
		20,142,107
Singapore — 1.1%
CapitaLand Ascendas REIT	261,551	551,913
CapitaLand Integrated Commercial Trust	387,352	661,432
CapitaLand Investment Ltd./Singapore	169,500	353,350
DBS Group Holdings Ltd.	141,552	4,997,076
Genting Singapore Ltd.	370,000	208,102
Grab Holdings Ltd., Class A(c)	148,651	747,715
Keppel Ltd.(b)	94,900	554,175
Oversea-Chinese Banking Corp. Ltd.	207,949	2,666,596
Sea Ltd., Class A, ADR(c)	25,676	4,106,619
Sembcorp Industries Ltd.	59,600	321,070
Singapore Airlines Ltd.	96,999	532,015
Singapore Exchange Ltd.	60,800	711,921
Master Portfolio Schedule of Investments
25

Schedule of Investments (unaudited)(continued)
June 30, 2025
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Singapore (continued)
Singapore Technologies Engineering Ltd.	107,500	$ 659,156
Singapore Telecommunications Ltd.	485,500	1,463,679
STMicroelectronics NV	43,833	1,344,007
United Overseas Bank Ltd.	76,500	2,165,233
		22,044,059
South Africa — 1.0%
Absa Group Ltd.	43,616	434,128
Anglo American PLC	74,935	2,208,925
Aspen Pharmacare Holdings Ltd.	36,651	247,373
Bid Corp. Ltd.	22,557	595,570
Bidvest Group Ltd.	26,537	350,034
Capitec Bank Holdings Ltd.	6,152	1,230,067
Clicks Group Ltd.	17,239	361,261
Discovery Ltd.	23,605	286,953
FirstRand Ltd.	356,998	1,526,109
Gold Fields Ltd.	55,303	1,309,558
Harmony Gold Mining Co. Ltd.	31,269	435,075
Impala Platinum Holdings Ltd.(c)	62,435	560,994
Kumba Iron Ore Ltd.	2,943	47,384
MTN Group Ltd.	107,631	856,767
Naspers Ltd., N Shares	11,209	3,497,358
Nedbank Group Ltd.	35,865	492,381
Old Mutual Ltd.	264,621	180,412
OUTsurance Group Ltd.	85,253	377,201
Pepkor Holdings Ltd.(d)	229,695	353,609
Remgro Ltd.	36,445	326,162
Sanlam Ltd.	134,467	673,484
Sasol Ltd.(c)	45,386	202,095
Shoprite Holdings Ltd.	33,813	528,956
Standard Bank Group Ltd.	81,685	1,048,805
Valterra Platinum Ltd.(c)	8,706	382,409
Valterra Platinum Ltd.	6,058	269,745
Vodacom Group Ltd.(b)	34,521	266,555
Woolworths Holdings Ltd./South Africa	55,517	162,314
		19,211,684
South Korea — 3.0%
Alteogen, Inc.(c)	2,403	662,093
Amorepacific Corp.	2,029	205,203
Celltrion, Inc.	11,497	1,356,645
CJ CheilJedang Corp.	487	89,602
Coway Co. Ltd.	4,594	328,280
DB Insurance Co. Ltd.	2,516	229,591
Delivery Hero SE(c)(d)	9,264	251,446
Doosan Bobcat, Inc.	6,106	262,457
Doosan Enerbility Co. Ltd.(c)	30,236	1,531,849
Ecopro BM Co. Ltd.(c)	3,551	263,684
Ecopro Co. Ltd.	6,793	226,375
Hana Financial Group, Inc.	19,600	1,248,481
Hanjin Kal Corp.	1,833	159,425
Hankook Tire & Technology Co. Ltd.	4,552	133,734
Hanmi Semiconductor Co. Ltd.	1,843	138,410
Hanwha Aerospace Co. Ltd.	2,027	1,271,997
Hanwha Ocean Co. Ltd.(c)	5,286	309,632
Hanwha Systems Co. Ltd.	4,988	213,974
HD Hyundai Co. Ltd.	2,110	202,177
HD Hyundai Electric Co. Ltd.	1,732	649,304
HLB, Inc.(c)	8,095	293,336
HMM Co. Ltd.	17,458	291,081
HYBE Co. Ltd.	782	178,793
Hyundai Heavy Industries Co. Ltd.	1,158	365,505
Hyundai Mobis Co. Ltd.	4,655	987,550
Security	Shares	Value
South Korea (continued)
Hyundai Motor Co.	9,428	$ 1,415,684
Hyundai Rotem Co. Ltd.	5,401	783,770
Industrial Bank of Korea	27,600	372,766
Kakao Corp.	23,604	1,047,032
KakaoBank Corp.	13,451	298,080
KB Financial Group, Inc.	24,292	1,996,226
Kia Corp.	16,285	1,165,263
Korea Aerospace Industries Ltd.	4,371	290,270
Korea Electric Power Corp.	17,450	504,256
Korea Investment Holdings Co. Ltd.	1,996	205,974
Korea Shipbuilding & Offshore Engineering Co. Ltd.	2,438	658,360
Korea Zinc Co. Ltd.	401	242,589
Korean Air Lines Co. Ltd.	18,478	312,151
Krafton, Inc.(c)	1,856	498,316
KT&G Corp.	7,054	665,802
LG Chem Ltd.	3,388	529,138
LG Corp.	6,286	369,846
LG Display Co. Ltd.(c)	30,368	201,416
LG Electronics, Inc.	8,015	437,099
LG Energy Solution Ltd.(c)	3,209	704,514
LG H&H Co. Ltd.	839	198,212
LG Innotek Co. Ltd.	809	88,085
LG Uplus Corp.	20,973	222,042
LS Electric Co. Ltd.	1,350	298,411
Meritz Financial Group, Inc.	6,585	547,796
Mirae Asset Securities Co. Ltd.	22,749	360,564
NAVER Corp.	9,116	1,770,189
NH Investment & Securities Co. Ltd.	5,312	78,553
Orion Corp./Republic of Korea	2,631	211,699
POSCO Future M Co. Ltd.(c)	1,777	165,852
POSCO Holdings, Inc.	5,002	963,615
Posco International Corp.	3,269	120,006
Samsung Biologics Co. Ltd.(c)(d)	1,133	831,415
Samsung C&T Corp.	5,289	630,359
Samsung Electro-Mechanics Co. Ltd.	4,542	451,273
Samsung Electronics Co. Ltd.	312,821	13,833,446
Samsung Fire & Marine Insurance Co. Ltd.	1,953	626,205
Samsung Heavy Industries Co. Ltd.(c)	40,579	501,797
Samsung Life Insurance Co. Ltd.	5,945	559,814
Samsung SDI Co. Ltd.	4,351	555,539
Samsung SDS Co. Ltd.	2,432	304,838
Shinhan Financial Group Co. Ltd.	29,169	1,322,430
SK Biopharmaceuticals Co. Ltd.(c)	3,059	208,316
SK Hynix, Inc.	36,295	7,820,903
SK Innovation Co. Ltd.	4,534	410,986
SK Square Co. Ltd.(c)	5,744	772,045
SK Telecom Co. Ltd.	3,814	160,469
SK, Inc.	2,218	335,021
SKC Co. Ltd.(c)	1,153	93,815
S-Oil Corp.	2,657	117,812
Woori Financial Group, Inc.	41,683	693,573
Yuhan Corp.	3,378	260,175
		60,064,431
Spain — 2.0%
Acciona SA	366	66,013
ACS Actividades de Construccion y Servicios SA	12,810	890,393
Aena SME SA(d)	49,880	1,331,485
Amadeus IT Group SA	29,659	2,505,683
Banco Bilbao Vizcaya Argentaria SA	381,821	5,879,385
Banco de Sabadell SA	393,470	1,252,632
Banco Santander SA	996,468	8,251,630
Bankinter SA	58,925	769,235
26
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Spain (continued)
CaixaBank SA	259,518	$ 2,248,675
Cellnex Telecom SA(d)	36,101	1,405,710
EDP Renovaveis SA	22,033	246,543
Endesa SA	22,862	724,156
Grifols SA , Class A(c)	19,872	242,478
Iberdrola SA	379,877	7,308,087
Industria de Diseno Textil SA	76,104	3,970,099
Redeia Corp. SA	20,753	444,067
Repsol SA	73,276	1,071,764
Telefonica SA	254,703	1,340,523
		39,948,558
Sweden — 1.9%
AddTech AB, B Shares	15,930	543,078
Alfa Laval AB	17,824	750,722
Assa Abloy AB, Class B	71,097	2,222,751
Atlas Copco AB, A Shares	180,100	2,911,497
Atlas Copco AB, B Shares	105,144	1,496,470
Beijer Ref AB, Class B	17,809	281,044
Boliden AB(c)	15,219	475,586
Epiroc AB, Class A	41,285	898,355
Epiroc AB, Class B	22,861	438,304
EQT AB	25,218	845,963
Essity AB, Class B	38,540	1,067,128
Evolution AB(d)	10,271	815,754
Fastighets AB Balder, B shares(c)	23,000	171,448
H&M Hennes & Mauritz AB, B Shares	32,400	456,326
Hexagon AB, B shares	142,977	1,441,150
Industrivarden AB, C Shares	8,323	301,390
Industrivarden AB, Class A	11,567	420,500
Indutrade AB	17,623	481,198
Investment AB Latour, Class B	7,649	201,744
Investor AB, B Shares	117,005	3,467,254
L E Lundbergforetagen AB, B Shares	6,442	321,569
Lifco AB, B Shares	16,700	676,798
Nibe Industrier AB, B Shares	96,157	410,558
Saab AB, Class B	18,976	1,061,010
Sagax AB, Class B	14,344	328,681
Sandvik AB	65,475	1,503,459
Securitas AB, Class B	38,270	572,991
Skandinaviska Enskilda Banken AB, Class A	114,597	1,997,486
Skanska AB, B Shares	21,743	506,494
SKF AB, B Shares	23,338	536,081
Svenska Cellulosa AB SCA, Class B	36,503	474,640
Svenska Handelsbanken AB, A Shares	117,069	1,567,236
Swedbank AB, A Shares	65,122	1,724,842
Swedish Orphan Biovitrum AB(c)	12,780	388,961
Tele2 AB, B Shares	38,108	556,278
Telefonaktiebolaget LM Ericsson, B Shares	204,586	1,748,253
Telia Co. AB	158,189	568,978
Trelleborg AB	15,629	582,197
Volvo AB, Class B	104,520	2,940,943
		38,155,117
Switzerland — 4.9%
ABB Ltd., Class N, Registered Shares	104,636	6,270,712
Alcon AG	32,153	2,851,422
Avolta AG, Class N	6,282	342,187
Baloise Holding AG, Class N, Registered Shares	3,418	806,142
Barry Callebaut AG, Class N, Registered Shares(b)	187	204,404
BKW AG	1,298	284,586
Chocoladefabriken Lindt & Spruengli AG	56	943,801
Security	Shares	Value
Switzerland (continued)
Chocoladefabriken Lindt & Spruengli AG, Class N, Registered Shares	7	$ 1,167,079
Cie Financiere Richemont SA, Class A, Registered Shares	36,482	6,903,590
DSM-Firmenich AG	12,488	1,328,538
EMS-Chemie Holding AG, Registered Shares	523	395,390
Galderma Group AG	5,832	847,714
Geberit AG, Class N, Registered Shares	2,345	1,846,792
Givaudan SA, Class N, Registered Shares	620	3,006,706
Helvetia Holding AG, Registered Shares	3,995	937,931
Julius Baer Group Ltd., Class N	13,632	924,725
Kuehne and Nagel International AG, Registered Shares	3,317	718,272
Logitech International SA, Class N, Registered Shares	10,708	971,049
Lonza Group AG, Registered Shares	4,767	3,409,184
Nestle SA, Class N, Registered Shares	177,724	17,670,447
Novartis AG, Class N, Registered Shares	129,232	15,685,805
Partners Group Holding AG	1,533	2,005,664
Sandoz Group AG	28,675	1,571,487
Schindler Holding AG	2,584	962,204
Schindler Holding AG, Class N, Registered Shares	2,508	911,123
SGS SA, Registered Shares	10,697	1,086,127
SIG Group AG	20,650	381,964
Sika AG, Registered Shares	9,862	2,683,290
Sonova Holding AG, Registered Shares	2,967	884,835
Straumann Holding AG, Registered Shares	8,082	1,057,851
Swatch Group AG	1,960	319,991
Swiss Life Holding AG, Class N, Registered Shares	1,768	1,789,859
Swiss Prime Site AG, Registered Shares	4,882	732,906
Swisscom AG, Class N, Registered Shares	1,564	1,110,578
Temenos AG, Class N, Registered Shares	4,681	336,260
UBS Group AG, Registered Shares	216,729	7,358,326
VAT Group AG(d)	1,425	603,818
Zurich Insurance Group AG, Class N	9,546	6,679,554
		97,992,313
Taiwan — 5.5%
Accton Technology Corp.	36,000	899,775
Acer, Inc.	179,504	186,012
Advantech Co. Ltd.	28,769	333,753
Alchip Technologies Ltd.	5,000	530,160
ASE Technology Holding Co. Ltd.	230,343	1,155,580
Asia Cement Corp.	138,233	201,795
Asia Vital Components Co. Ltd.	25,000	638,561
Asustek Computer, Inc.	45,220	999,694
AUO Corp.	391,200	165,348
Catcher Technology Co. Ltd.	45,000	326,757
Cathay Financial Holding Co. Ltd.	563,622	1,213,220
Chailease Holding Co. Ltd.	117,724	509,888
Chang Hwa Commercial Bank Ltd.	303,966	194,581
Cheng Shin Rubber Industry Co. Ltd.	97,436	126,036
China Airlines Ltd.	228,000	168,471
China Steel Corp.	818,638	526,521
Chunghwa Telecom Co. Ltd.	263,000	1,216,517
Compal Electronics, Inc.	273,000	271,538
CTBC Financial Holding Co. Ltd.	1,043,601	1,561,885
Delta Electronics, Inc.	119,000	1,683,963
E Ink Holdings, Inc.	58,000	438,992
E.Sun Financial Holding Co. Ltd.	868,480	976,235
Eclat Textile Co. Ltd.(c)	12,303	172,858
Elite Material Co. Ltd.	22,000	665,251
eMemory Technology, Inc.	5,000	404,782
Eva Airways Corp.	170,000	232,039
Master Portfolio Schedule of Investments
27

Schedule of Investments (unaudited)(continued)
June 30, 2025
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Taiwan (continued)
Evergreen Marine Corp. Taiwan Ltd.	74,055	$ 504,290
Far Eastern New Century Corp.	207,607	233,834
Far EasTone Telecommunications Co. Ltd.	144,000	441,427
Feng TAY Enterprise Co. Ltd.	54,996	230,908
First Financial Holding Co. Ltd.	748,053	743,852
Formosa Chemicals & Fibre Corp.	218,360	171,313
Formosa Plastics Corp.	244,040	291,209
Fortune Electric Co. Ltd.	11,000	211,968
Fubon Financial Holding Co. Ltd.	514,285	1,540,104
Gigabyte Technology Co. Ltd.	34,000	330,385
Global Unichip Corp.	8,000	357,830
Globalwafers Co. Ltd.	17,000	175,454
Hon Hai Precision Industry Co. Ltd.	804,800	4,440,352
Hotai Motor Co. Ltd.	18,360	353,802
Hua Nan Financial Holdings Co. Ltd.	600,542	558,753
Innolux Corp.	472,479	189,249
International Games System Co. Ltd.	19,000	557,759
Inventec Corp.	168,470	244,155
Jentech Precision Industrial Co. Ltd.	6,000	310,494
KGI Financial Holding Co. Ltd.	1,094,191	561,252
Largan Precision Co. Ltd.	7,000	571,693
Lite-On Technology Corp.	149,816	567,927
Lotes Co. Ltd.	7,000	324,125
MediaTek, Inc.	102,255	4,381,490
Mega Financial Holding Co. Ltd.	736,470	1,034,276
Micro-Star International Co. Ltd.	67,000	329,407
Nan Ya Plastics Corp.	364,790	340,820
Nien Made Enterprise Co. Ltd.	9,000	125,470
Novatek Microelectronics Corp.	29,000	540,875
Pegatron Corp.	116,000	305,585
PharmaEssentia Corp.(c)	16,000	300,128
Pou Chen Corp.	125,000	132,546
President Chain Store Corp.	40,000	350,801
Quanta Computer, Inc.	180,000	1,693,147
Realtek Semiconductor Corp.	25,240	490,186
Ruentex Development Co. Ltd.	97,478	99,380
Shanghai Commercial & Savings Bank Ltd.	309,075	490,658
Shin Kong Financial Holding Co. Ltd.(c)	851,748	329,489
SinoPac Financial Holdings Co. Ltd.	653,535	541,284
Synnex Technology International Corp.	72,500	159,780
Taishin Financial Holding Co. Ltd.	826,826	445,996
Taiwan Business Bank	460,129	241,790
Taiwan Cooperative Financial Holding Co. Ltd.	513,213	434,556
Taiwan High Speed Rail Corp.	140,000	135,359
Taiwan Mobile Co. Ltd.	97,800	384,848
Taiwan Semiconductor Manufacturing Co. Ltd.	1,636,000	59,827,451
TCC Group Holdings Co. Ltd.	314,240	274,294
Unimicron Technology Corp.	102,000	398,096
Uni-President Enterprises Corp.	381,950	1,058,728
United Microelectronics Corp.	786,000	1,185,520
Vanguard International Semiconductor Corp.	68,765	236,801
Voltronic Power Technology Corp.	4,000	172,542
Wan Hai Lines Ltd.	75,215	228,737
Wistron Corp.	194,000	816,207
Wiwynn Corp.	9,000	781,514
WPG Holdings Ltd.	102,448	246,244
Yageo Corp.	27,372	454,208
Yang Ming Marine Transport Corp.	104,000	252,817
Security	Shares	Value
Taiwan (continued)
Yuanta Financial Holding Co. Ltd.	674,915	$ 789,868
Zhen Ding Technology Holding Ltd.	37,710	129,774
		109,853,019
Thailand — 0.3%
Advanced Info Service PCL, NVDR	93,200	798,831
Airports of Thailand PCL, NVDR	298,400	278,111
Bangkok Dusit Medical Services PCL, NVDR	850,600	544,337
Bumrungrad Hospital PCL, NVDR	51,000	219,063
Central Pattana PCL, NVDR	105,500	150,050
Charoen Pokphand Foods PCL, NVDR	204,000	144,467
CP ALL PCL, NVDR	384,600	520,925
CP AXTRA PCL, NVDR	163,309	90,078
Delta Electronics Thailand PCL, NVDR	220,000	653,059
Gulf Development PCL, NVDR(c)	330,054	393,420
Home Product Center PCL, NVDR	339,932	68,086
Kasikornbank PCL, NVDR	29,400	138,874
Krung Thai Bank PCL, NVDR	285,275	187,130
Minor International PCL, NVDR	147,580	105,568
PTT Exploration & Production PCL, NVDR(b)	109,022	367,441
PTT Oil & Retail Business PCL, NVDR	346,800	120,814
PTT PCL, NVDR	574,500	530,507
SCB X PCL, NVDR	41,800	151,160
Siam Cement PCL, NVDR	54,100	280,205
TMBThanachart Bank PCL, NVDR	340,300	19,801
True Corp. PCL, NVDR(c)	653,725	223,581
		5,985,508
Turkey — 0.1%
Akbank TAS, Class A	213,323	365,578
Aselsan Elektronik Sanayi Ve Ticaret A/S, Class A	93,534	354,202
BIM Birlesik Magazalar A/S, Class A	24,603	305,701
Coca-Cola Icecek A/S, Class A	59,356	73,394
Eregli Demir ve Celik Fabrikalari TAS, Class A(b)(c)	191,444	128,313
Haci Omer Sabanci Holding A/S, Class A	71,332	160,672
KOC Holding A/S, Class A(b)	53,193	205,859
Sasa Polyester Sanayi A/S(b)(c)	736,328	56,616
Turk Hava Yollari AO, Class A	33,173	236,332
Turkcell Iletisim Hizmetleri A/S, Class A	84,603	204,644
Turkiye Is Bankasi A/S, Class C(b)	570,904	191,602
Turkiye Petrol Rafinerileri A/S, Class A	67,360	236,872
Turkiye Sise ve Cam Fabrikalari A/S, Class A(b)	96,380	87,260
		2,607,045
United Arab Emirates — 0.4%
Abu Dhabi Commercial Bank PJSC	208,923	766,857
Abu Dhabi Islamic Bank PJSC	109,255	639,663
Abu Dhabi National Oil Co. for Distribution PJSC	221,793	221,636
ADNOC Drilling Co. PJSC	149,615	232,208
Aldar Properties PJSC	267,840	650,850
Americana Restaurants International PLC - Foreign Co.	167,650	102,710
Dubai Islamic Bank PJSC	183,484	453,051
Emaar Development PJSC	83,510	307,450
Emaar Properties PJSC	440,123	1,632,697
Emirates NBD Bank PJSC	136,696	848,627
Emirates Telecommunications Group Co. PJSC	204,182	978,490
28
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Arab Emirates (continued)
First Abu Dhabi Bank PJSC	290,073	$ 1,310,934
Multiply Group PJSC(c)	233,097	153,164
		8,298,337
United Kingdom — 7.2%
3i Group PLC	65,524	3,708,147
Admiral Group PLC	17,979	807,375
Anglogold Ashanti PLC	31,551	1,441,297
Ashtead Group PLC	27,334	1,752,820
Associated British Foods PLC	23,283	657,846
AstraZeneca PLC	102,080	14,206,385
Auto Trader Group PLC(d)	60,587	686,256
Aviva PLC	179,715	1,527,887
BAE Systems PLC	201,308	5,224,518
Barclays PLC	967,390	4,470,083
Barratt Redrow PLC	101,182	633,601
British American Tobacco PLC	132,832	6,315,672
BT Group PLC	388,938	1,035,633
Bunzl PLC	20,283	646,347
Centrica PLC	313,897	696,466
CK Hutchison Holdings Ltd.	160,508	988,357
Coca-Cola Europacific Partners PLC	19,648	1,821,763
Compass Group PLC	111,495	3,776,555
Croda International PLC	8,990	360,930
DCC PLC	7,352	477,149
Diageo PLC	148,544	3,745,699
Entain PLC	44,257	548,150
Halma PLC	23,333	1,025,581
Hikma Pharmaceuticals PLC	9,731	265,549
HSBC Holdings PLC	1,178,037	14,249,748
Imperial Brands PLC	50,509	1,995,617
Informa PLC	95,813	1,060,765
InterContinental Hotels Group PLC	10,033	1,147,124
International Consolidated Airlines Group SA, Class DI	82,738	389,797
Intertek Group PLC	11,608	756,128
J Sainsbury PLC	105,979	421,782
JD Sports Fashion PLC	233,122	284,286
Kingfisher PLC	116,835	466,591
Land Securities Group PLC	46,321	402,335
Legal & General Group PLC	409,914	1,434,262
Lloyds Banking Group PLC	3,897,520	4,098,303
London Stock Exchange Group PLC	31,253	4,570,661
M&G PLC	146,275	517,041
Marks & Spencer Group PLC	144,081	701,245
Melrose Industries PLC	90,172	656,739
National Grid PLC	316,033	4,638,941
NatWest Group PLC	537,174	3,772,547
Next PLC	8,135	1,389,408
Pearson PLC	44,562	656,442
Phoenix Group Holdings PLC	43,508	393,622
Reckitt Benckiser Group PLC	43,917	2,991,931
RELX PLC	120,236	6,516,511
Rentokil Initial PLC	180,411	870,441
Rolls-Royce Holdings PLC	561,442	7,440,591
Sage Group PLC	62,709	1,076,889
Schroders PLC	35,228	175,193
Segro PLC	79,438	743,630
Severn Trent PLC	16,765	629,897
Smith & Nephew PLC	58,997	903,493
Smiths Group PLC	22,773	702,418
Spirax Group PLC	5,254	429,631
SSE PLC	74,189	1,868,087
Security	Shares	Value
United Kingdom (continued)
Standard Chartered PLC	135,400	$ 2,240,671
Tesco PLC	456,002	2,514,176
Unilever PLC	162,192	9,897,961
United Utilities Group PLC	45,859	720,112
Vodafone Group PLC	1,300,743	1,392,382
Whitbread PLC	12,350	479,254
Wise PLC, Class A(c)	43,815	625,914
WPP PLC	76,285	537,122
		143,579,754
United States — 4.6%
Amrize Ltd.(c)	34,442	1,718,085
BP PLC	1,030,564	5,134,570
CSL Ltd.	31,881	5,035,941
CyberArk Software Ltd.(c)	3,224	1,311,781
Experian PLC	60,545	3,122,078
Ferrovial SE	32,535	1,735,506
GFL Environmental, Inc.	15,379	776,319
GSK PLC	275,658	5,255,821
Haleon PLC	612,385	3,147,430
Holcim AG	34,442	2,557,633
James Hardie Industries PLC(c)	26,737	717,977
JBS NV(c)	22,186	324,137
Monday.com Ltd.(b)(c)	2,032	639,023
QIAGEN NV	11,842	570,543
Roche Holding AG	49,630	16,241,502
Sanofi SA	75,075	7,268,293
Schneider Electric SE	35,970	9,657,403
Shell PLC	401,800	14,018,608
Spotify Technology SA(b)(c)	10,181	7,812,288
Stellantis NV	126,840	1,270,447
Swiss Re AG	20,045	3,467,525
Tenaris SA	28,480	533,849
		92,316,759
Zambia — 0.0%
First Quantum Minerals Ltd.(c)	40,866	725,940
Total Common Stocks — 99.5% (Cost: $1,195,467,690)		1,986,253,401
Preferred Securities
Preferred Stocks — 0.7%
Brazil — 0.4%
Banco Bradesco SA	374,647	1,160,536
Centrais Eletricas Brasileiras SA	8,083	66,070
Cia Energetica de Minas Gerais	69,520	138,193
Gerdau SA	93,741	276,059
Itau Unibanco Holding SA	370,231	2,517,906
Itausa SA	361,414	728,402
Petroleo Brasileiro SA - Petrobras	371,710	2,146,889
		7,034,055
Chile — 0.0%
Sociedad Quimica y Minera de Chile SAClass B	6,581	234,525
Colombia — 0.0%
Grupo Cibest SA	28,795	325,802
Germany — 0.2%
Bayerische Motoren Werke AG	2,675	222,148
Dr. Ing hc F Porsche AG(d)	8,133	401,965
Henkel AG & Co. KGaA	10,463	822,220
Master Portfolio Schedule of Investments
29

Schedule of Investments (unaudited)(continued)
June 30, 2025
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany (continued)
Porsche Automobil Holding SE	11,861	$ 470,865
Sartorius AG	1,834	467,116
Volkswagen AG	12,510	1,322,476
		3,706,790
South Korea — 0.1%
Hyundai Motor Co., Preference Shares,	5,112	592,773
Samsung Electronics Co. Ltd.	53,354	1,957,286
		2,550,059
Total Preferred Securities — 0.7% (Cost: $12,105,143)		13,851,231
Rights
South Korea — 0.0%
Hanwha Aerospace Co. Ltd., (Expires 07/09/25, Strike Price KRW 684,000.00)	146	17,742
POSCO Future M Co. Ltd., (Expires 08/05/25, Strike Price KRW 96,400.00)	210	4,668
Total Rights — 0.0% (Cost: $ — )		22,410
Warrants
Canada — 0.0%
Constellation Software, Inc., (Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.50)(c)(e)	1,354	—
Malaysia(c) — 0.0%
YTL Corp. Bhd., (Expires 06/02/28, Strike Price MYR 1.50)	47,680	9,286
YTL Power International Bhd., (Expires 06/02/28, Strike Price MYR 2.45)	40,940	14,876
		24,162
Total Warrants — 0.0% (Cost: $ — )		24,162
Total Long-Term Investments — 100.2% (Cost: $1,207,572,833)		2,000,151,204
Security	Shares	Value
Short-Term Securities
Money Market Funds — 2.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.47%(g)(h)(i)	38,938,543	$ 38,954,119
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(g)(h)	12,939,902	12,939,902
Total Short-Term Securities — 2.6% (Cost: $51,894,021)		51,894,021
Total Investments — 102.8% (Cost: $1,259,466,854)		2,052,045,225
Liabilities in Excess of Other Assets — (2.8)%		(56,772,847)
Net Assets — 100.0%		$ 1,995,272,378

(a)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	All or a portion of this security is on loan.
(c)	Non-income producing security.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(g)	Affiliate of the Master Portfolio.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Master Portfolio during the six months ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares Held at 06/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 40,822,986	$ —	$ (1,864,654)(a)	$ (1,347)	$ (2,866)	$ 38,954,119	38,938,543	$ 96,935 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	6,381,596	6,558,306 (a)	—	—	—	12,939,902	12,939,902	307,830	—
				$ (1,347)	$ (2,866)	$ 51,894,021		$ 404,765	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

30
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
Total International ex U.S. Index Master Portfolio

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P/TSE 60 Index Mini	36	09/18/25	$ 2,115	$ 25,309
MSCI EAFE Index	116	09/19/25	15,554	134,290
MSCI Emerging Markets Index	119	09/19/25	7,339	111,987
				$ 271,586
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 271,586	$ —	$ —	$ —	$ 271,586

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Master Portfolio Schedule of Investments. In the
Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in net unrealized appreciation (depreciation).

For the period ended June 30, 2025, the effect of derivative financial instruments in the Statement of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 1,704,009	$ —	$ —	$ —	$ 1,704,009
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ 327,489	$ —	$ —	$ —	$ 327,489
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$18,986,470
For more information about the Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia	$ —	$ 86,477,956	$ —	$ 86,477,956
Austria	—	2,816,590	—	2,816,590
Belgium	—	11,333,896	—	11,333,896
Master Portfolio Schedule of Investments
31

Schedule of Investments (unaudited)(continued)
June 30, 2025
Total International ex U.S. Index Master Portfolio

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Brazil	$ 21,159,681	$ 404,822	$ —	$ 21,564,503
Canada	155,757,961	—	—	155,757,961
Chile	3,240,653	695,862	—	3,936,515
China	8,867,585	164,198,539	—	173,066,124
Colombia	118,712	227,144	—	345,856
Czech Republic	625,479	470,210	—	1,095,689
Denmark	—	28,677,052	—	28,677,052
Egypt	—	274,801	—	274,801
Finland	—	13,194,611	—	13,194,611
France	—	118,559,952	—	118,559,952
Germany	814,576	125,705,923	—	126,520,499
Greece	1,199,623	2,967,790	—	4,167,413
Hong Kong	1,292,524	22,936,922	—	24,229,446
Hungary	350,327	1,336,767	—	1,687,094
India	5,358,415	101,390,741	—	106,749,156
Indonesia	—	7,000,762	—	7,000,762
Ireland	1,395,108	3,956,000	—	5,351,108
Israel	3,187,677	6,872,364	—	10,060,041
Italy	—	40,585,832	—	40,585,832
Japan	—	272,173,416	—	272,173,416
Kuwait	397,915	4,585,112	—	4,983,027
Luxembourg	232,852	1,846,858	—	2,079,710
Macau	—	1,084,665	—	1,084,665
Malaysia	573,672	6,791,169	—	7,364,841
Mexico	13,075,365	—	—	13,075,365
Netherlands	—	53,009,063	—	53,009,063
New Zealand	741,157	2,952,896	—	3,694,053
Norway	1,427,041	6,293,326	—	7,720,367
Peru	1,180,557	—	—	1,180,557
Philippines	1,014,311	1,765,812	—	2,780,123
Poland	—	6,457,201	—	6,457,201
Portugal	—	1,811,304	—	1,811,304
Qatar	1,681,214	2,489,390	—	4,170,604
Romania	291,468	—	—	291,468
Russia	—	—	149	149
Saudi Arabia	1,711,701	18,430,406	—	20,142,107
Singapore	4,854,334	17,189,725	—	22,044,059
South Africa	4,665,334	14,546,350	—	19,211,684
South Korea	—	60,064,431	—	60,064,431
Spain	724,156	39,224,402	—	39,948,558
Sweden	—	38,155,117	—	38,155,117
Switzerland	—	97,992,313	—	97,992,313
Taiwan	—	109,853,019	—	109,853,019
Thailand	393,420	5,592,088	—	5,985,508
Turkey	305,701	2,301,344	—	2,607,045
United Arab Emirates	2,383,671	5,914,666	—	8,298,337
United Kingdom	1,821,763	141,757,991	—	143,579,754
United States	12,581,633	79,735,126	—	92,316,759
Zambia	725,940	—	—	725,940
Preferred Securities
Preferred Stocks
South Korea	—	2,550,059	—	2,550,059
Brazil	7,034,055	—	—	7,034,055
Chile	234,525	—	—	234,525
Germany	—	3,706,790	—	3,706,790
Colombia	—	325,802	—	325,802
Rights	—	22,410	—	22,410
Warrants	—	24,162	—	24,162
Short-Term Securities
Money Market Funds	51,894,021	—	—	51,894,021
	$ 313,314,127	$ 1,738,730,949	$ 149	$ 2,052,045,225
32
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
Total International ex U.S. Index Master Portfolio

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 271,586	$ —	$ —	$ 271,586

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Master Portfolio Schedule of Investments
33

Statement of Assets and Liabilities (unaudited)
June 30, 2025

Total International ex U.S. Index Master Portfolio
ASSETS
Investments, at value — unaffiliated(a)(b)	$ 2,000,151,204
Investments, at value — affiliated(c)	51,894,021
Cash pledged for futures contracts	970,000
Foreign currency, at value(d)	8,745,283
Receivables:
Investments sold	311,813
Securities lending income — affiliated	12,465
Dividends — unaffiliated	4,237,099
Dividends — affiliated	41,517
Variation margin on futures contracts	35,451
Prepaid expenses	1,704
Total assets	2,066,400,557
LIABILITIES
Collateral on securities loaned	38,909,456
Payables:
Investments purchased	311,813
Accounting services fees	269,454
Withdrawals to investors	27,144,839
Deferred foreign capital gain tax	4,391,667
Foreign taxes	6,559
Investment advisory fees	47,921
Trustees’ fees	5,029
Other accrued expenses	7,015
Professional fees	34,426
Total liabilities	71,128,179
Commitments and contingent liabilities
NET ASSETS	$ 1,995,272,378
NET ASSETS CONSIST OF
Investors’ capital	$ 1,206,648,409
Net unrealized appreciation (depreciation)	788,623,969
NET ASSETS	$ 1,995,272,378
(a) Investments, at cost—unaffiliated	$1,207,572,833
(b) Securities loaned, at value	$37,353,550
(c) Investments, at cost—affiliated	$51,894,021
(d) Foreign currency, at cost	$8,634,794
See notes to financial statements.
34
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Statement of Operations (unaudited)
Six Months Ended June 30, 2025

Total International ex U.S. Index Master Portfolio
INVESTMENT INCOME
Dividends — unaffiliated	$37,217,907
Dividends — affiliated	307,830
Securities lending income — affiliated — net	96,935
Foreign taxes withheld	(5,685,383)
Total investment income	31,937,289
EXPENSES
Investment advisory	281,884
Accounting services	224,159
Professional	46,616
Trustees	10,668
Printing and postage	6,913
Miscellaneous	22,541
Total expenses excluding interest expense	592,781
Interest expense — unaffiliated	99,688
Total expenses	692,469
Less:
Fees waived and/or reimbursed by the Manager	(5,004)
Total expenses after fees waived and/or reimbursed	687,465
Net investment income	31,249,824
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated(a)	4,157,359
Investments — affiliated	(1,347)
Foreign currency transactions	380,356
Futures contracts	1,704,009
6,240,377
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated(b)	273,993,762
Investments — affiliated	(2,866)
Foreign currency translations	229,888
Futures contracts	327,489
274,548,273
Net realized and unrealized gain	280,788,650
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$312,038,474
(a) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$(464,036)
(b) Net of increase in deferred foreign capital gain tax of	$(537,779)
See notes to financial statements.
Master Portfolio Statement of Operations
35

Statements of Changes in Net Assets

	Total International ex U.S. Index Master Portfolio
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$31,249,824	$50,972,365
Net realized gain (loss)	6,240,377	(21,222,673)
Net change in unrealized appreciation (depreciation)	274,548,273	68,224,576
Net increase in net assets resulting from operations	312,038,474	97,974,268
CAPITAL TRANSACTIONS
Proceeds from contributions	355,502,851	515,017,785
Value of withdrawals	(513,945,296)	(518,735,425)
Net decrease in net assets derived from capital transactions	(158,442,445)	(3,717,640)
NET ASSETS
Total increase in net assets	153,596,029	94,256,628
Beginning of period	1,841,676,349	1,747,419,721
End of period	$1,995,272,378	$1,841,676,349
See notes to financial statements.
36
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights
(unaudited)

Total International ex U.S. Index Master Portfolio
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Total Return
Total return	18.69%(a)	5.27%	15.28%	(16.31)%	7.70%	10.82%
Ratios to Average Net Assets(b)
Total expenses	0.07%(c)	0.07%	0.08%	0.08%	0.07%	0.09%
Total expenses after fees waived and/or reimbursed	0.07%(c)	0.07%	0.08%	0.07%	0.07%	0.09%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees	0.06%(c)	0.06%	0.08%	0.07%	0.07%	0.09%
Net investment income	3.33%(c)	2.72%	2.85%	2.98%	2.44%	2.30%
Supplemental Data
Net assets, end of period (000)	$1,995,272	$1,841,676	$1,747,420	$1,501,275	$1,403,202	$1,206,358
Portfolio turnover rate	10%	14%	29%	28%	13%	23%

(a)	Not annualized.
(b)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(c)	Annualized.
See notes to financial statements.
Master Portfolio Financial Highlights
37

Notes to Financial Statements (unaudited)

1.
ORGANIZATION
Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. MIP is organized as a Delaware statutory trust. Total International ex U.S. Index Master Portfolio (the “Master Portfolio”) is a series of MIP. The Master Portfolio is classified as diversified.
The Master Portfolio, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Master Portfolio is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.  Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.
Foreign Currency Translation: The Master Portfolio’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Master Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments.  The Master Portfolio reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Master Portfolio may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Master Portfolio invests. These foreign taxes, if any, are paid by the Master Portfolio and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2025, if any, are disclosed in the Statement of Assets and Liabilities.
The Master Portfolio files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Master Portfolio may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Master Portfolio may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Master Portfolio may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Master Portfolio is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Master Portfolio may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.
Other:  Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Master Portfolio’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Master Portfolio. The CODM has concluded that the Master Portfolio operates as a single operating segment since the Master Portfolio
38
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Master Portfolio’s financial statements.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Master Portfolio is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of MIP (the “Board”) has approved the designation of the Master Portfolio’s Manager as the valuation designee for the Master Portfolio.  The Master Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Master Portfolio’s assets and liabilities:
•Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
•Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Master Portfolio uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Master Portfolio Notes to Financial Statements
39

Notes to Financial Statements (unaudited) (continued)

Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by the Master Portfolio. Certain information made available by a Private Company is as of a date that is earlier than the date the Master Portfolio is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Master Portfolio could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that the Master Portfolio has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Securities Lending: The Master Portfolio may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio, or excess collateral returned by the Master Portfolio, on the next business day. During the term of the loan, the Master Portfolio is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Master Portfolio, except in the event of borrower default. The securities on loan, if any, are disclosed in the Master Portfolio’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Master Portfolio under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Master Portfolio, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
40
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

As of period end, the following table is a summary of the Master Portfolio’s securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Barclays Bank PLC	$ 290,774	$ (290,774)	$ —	$ —
Barclays Capital, Inc.	1,021,539	(1,021,539)	—	—
BNP Paribas SA	4,556,492	(4,556,492)	—	—
Citigroup Global Markets Ltd.	38,298	(38,298)	—	—
Goldman Sachs & Co. LLC	15,376,053	(15,376,053)	—	—
HSBC Bank PLC	4,725,158	(4,725,158)	—	—
J.P. Morgan Securities LLC	76,843	(76,843)	—	—
Jefferies LLC	1,202,507	(1,202,507)	—	—
Nomura Securities International, Inc.	532,169	(532,169)	—	—
State Street Bank & Trust Co.	1,506,910	(1,506,910)	—	—
UBS AG	902,820	(902,820)	—	—
UBS Securities LLC	1,006,838	(1,006,838)	—	—
Wells Fargo Bank N.A.	889,120	(889,120)	—	—
Wells Fargo Securities LLC	5,228,029	(5,228,029)	—	—
	$ 37,353,550	$ (37,353,550)	$ —	$ —

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Master Portfolio is disclosed in the
Master Portfolio’s Statement of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Master Portfolio benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Master Portfolio could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Master Portfolio.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Master Portfolio and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Master Portfolio and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”).  Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.
For such services, the Master Portfolio pays the Manager a monthly fee at an annual rate equal to 0.03% of the average daily value of the Master Portfolio’s net assets.
BAL is not entitled to compensation for providing administrative services to the Master Portfolio, for so long as BAL (or an affiliate) is entitled to compensation for providing administrative services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BAL (or an affiliate) receives investment advisory fees from the Master Portfolio.
Master Portfolio Notes to Financial Statements
41

Notes to Financial Statements (unaudited) (continued)

Expense Waivers and Reimbursements:  With respect to the Master Portfolio, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of MIP, as defined in the 1940 Act ("Independent Trustees"), or by a vote of a majority of the outstanding voting securities of the Master Portfolio. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2025, the amount waived and/or reimbursed was $5,004.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Master Portfolio’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Master Portfolio.  For the six months ended June 30, 2025, there were no fees waived by the Manager pursuant to this arrangement.
Securities Lending:  The SEC has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Master Portfolio, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Master Portfolio is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Master Portfolio bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Master Portfolio retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Master Portfolio retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds specified thresholds, the Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85%  of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70%  of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Master Portfolio is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2025, the Master Portfolio paid BTC $27,910 for securities lending agent services.
Interfund Lending: Prior to March 3, 2025, in accordance with an exemptive order (the “Order”) from the SEC, the Master Portfolio could participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Master Portfolio’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
During the period ended March 3, 2025, the Master Portfolio did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of MIP are directors and/or officers of BlackRock or its affiliates.
Other Transactions:  The Master Portfolio may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended June 30, 2025, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
Master Portfolio Name	Purchases	Sales	Net Realized Gain (Loss)
Total International ex U.S. Index Master Portfolio	$ 40,004,223	$ 6,026,260	$ (195,280)
7.
 PURCHASES AND SALES
For the six months ended June 30, 2025, purchases and sales of investments, excluding short-term securities, were $190,287,906 and $290,970,771, respectively.
42
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

8.
INCOME TAX INFORMATION
The Master Portfolio is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision is required.  It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.
After March 18, 2025, the Master Portfolio was no longer considered a partnership. The feeder of the Master Portfolio is treated as the owner of the net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. No U.S. federal income tax provision was required.
The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Master Portfolio as of June 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Master Portfolio’s NAV.
As of June 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Master Portfolio Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Total International ex U.S. Index Master Portfolio	$ 1,299,492,782	$ 836,885,117	$ (84,061,088)	$ 752,824,029
9.
BANK BORROWINGS
MIP, on behalf of the Master Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Master Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the six months ended June 30, 2025, the Master Portfolio did not borrow under the credit agreement.
10.
PRINCIPAL RISKS
In the normal course of business, the Master Portfolio invests in securities or other instruments and may enter into certain transactions, and such activities subject the Master Portfolio to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Master Portfolio and its investments. The Master Portfolio’s prospectus provides details of the risks to which the Master Portfolio is subject.
The Manager uses an indexing approach to try to achieve the Master Portfolio’s investment objective. The Master Portfolio is not actively managed, and the Manager generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Master Portfolio may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Master Portfolio may invest in illiquid investments. An illiquid investment is any investment that the Master Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Master Portfolio may  experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Master Portfolio’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Master Portfolio may lose value, regardless of the individual results of the securities and other instruments in which the Master Portfolio invests. The Master Portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Master Portfolio Notes to Financial Statements
43

Notes to Financial Statements (unaudited) (continued)

The price the Master Portfolio could receive upon the sale of any particular portfolio investment may differ from the Master Portfolio’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Master Portfolio’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Master Portfolio, and the Master Portfolio could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Master Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Master Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Master Portfolio.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Master Portfolio’s portfolio are disclosed in its Schedule of Investments.
The Master Portfolio invests a substantial amount of its assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in those countries may have a significant impact on their investment performance and could affect the income from, or the value or liquidity of, the Master Portfolio’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Master Portfolio’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be  more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.
The Master Portfolio invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Master Portfolio’s investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
The Master Portfolio invests a significant portion of its assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Master Portfolio’s investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
44
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Compensation to the independent directors/trustees of the Trust and MIP is paid by the Trust and MIP, on behalf of the Fund/Master Portfolio.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Fund/Master Portfolio may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund/Master Portfolio and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
Additional Information
45

Additional Information (continued)

Fund and/or MIP Service Providers
Investment Adviser
BlackRock Fund Advisors
San Francisco, CA 94105
Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Trust/MIP
400 Howard Street
San Francisco, CA 94105
46
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreement

The Board of Trustees of Master Investment Portfolio (the “Master Portfolio”) met on April 22, 2025 (the “April Meeting”) and May 20-21, 2025 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Agreement”) between the Master Portfolio, on behalf of Total International ex U.S. Index Master Portfolio (the “Master Fund”) and BlackRock Fund Advisors (the “Manager” or “BlackRock”), the Master Portfolio’s investment advisor. iShares MSCI Total International Index Fund (the “Feeder Fund”), a series of BlackRock Funds III (the “Feeder Trust”), is a “feeder” fund that invests all of its investable assets in the Master Fund. Accordingly, the Board of Trustees of the Feeder Trust also considered the approval of the Agreement with respect to the Master Fund. For simplicity: (a) the Board of Trustees of the Master Portfolio and the Board of Trustees of the Feeder Trust are referred to herein collectively as the “Board” , and the members are referred to as “Board Members”; (b) the shareholders of the Feeder Fund and the interest holders of the Master Fund are referred to as “shareholders”; and (c) the Master Fund and the Feeder Fund are referred to herein together as the “Fund”.
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreement for the Master Portfolio on an annual basis. The Board Members who are not “interested persons” of the Master Portfolio, as defined in the 1940 Act, are considered independent Board Members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Master Portfolio, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, as well as numerous ad hoc meetings and executive sessions throughout the year, as needed.  The committees of the Board similarly met throughout the year. The Board also held the April Meeting to consider specific information regarding the renewal of the Agreement. In considering the renewal of the Agreement, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Master Fund, the Feeder Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) the Fund’s operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreement. The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations.The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper Classification or Morningstar category, regarding fees and expenses of the Fund, as applicable, as compared with a peer group of funds as determined by Broadridge (“Expense Peers”), and the investment performance of the Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers, and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock; (h) sales and redemption data regarding the Feeder Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s, the Fund’s operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement, and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting, and such responses were reviewed by the Board Members.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g) other factors deemed relevant by the Board Members.
Disclosure of Investment Advisory Agreement
47

Disclosure of Investment Advisory Agreement (continued)

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of portfolio holdings of the Master Fund. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Fund. Throughout the year, the Board compared the Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance and the Fund’s investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Master Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third party service providers including, among others, the custodian, fund accountant, transfer agent, and auditor for the Fund, as applicable; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Feeder Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board also considered the operation of BlackRock’s business continuity plans.
B.  The Investment Performance of the Fund
The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the April Meeting. The Board noted that the Feeder Fund’s investment results correspond directly to the investment results of the Master Fund. The Board was provided with Fund performance reporting and analysis, relative to applicable performance metrics, by BlackRock throughout the year and at the April Meeting. In preparation for the April Meeting, the Board was also provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of December 31, 2024, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers and the performance of the Fund as compared with its benchmark. The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss, the performance of the Fund throughout the year.
The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for the one-year period reported, the Fund’s net performance was above the tolerance range of its benchmark. The Board noted that BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s above tolerance performance relative to its benchmark over the period.
C.  Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Fund
The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of the Fund’s Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Fund’s total expense ratio, as well as the Fund’s actual management fee rate, to those of the Fund’s Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period
48
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreement (continued)

of market volatility. The Board also noted that while it found the expense comparison provided by Broadridge generally useful, it recognized that the comparison is subject to Broadridge’s defined peer selection criteria and methodology. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed BlackRock’s estimated profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2024 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized the limitations of calculating and comparing profitability at the individual fund level.
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of BlackRock’s technology business, BlackRock’s expense management, and the relative product mix. The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and the Fund’s total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
D.  Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.
E.  Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the mutual fund marketplace, and that shareholders are able to redeem their Feeder Fund shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board of the Master Portfolio, including the Independent Board Members, unanimously approved the continuation of the Agreement between the Manager and the Master Portfolio, on behalf of the Master Fund for a one-year term ending June 30, 2026. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board of the Master Portfolio, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Master Fund and its shareholders. The Board of the Feeder Trust, including the Independent Board Members, also considered the continuation of the Agreement with respect to the Master Fund and found the Agreement to be satisfactory. In arriving at its decision to approve the Agreement, the Board of the Master Portfolio did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.
Disclosure of Investment Advisory Agreement
49

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
ADR	American Depositary Receipt
CD	Certificate of Deposit
GDR	Global Depositary Receipt
JSC	Joint Stock Company
MSCI	Morgan Stanley Capital International
NVDR	Non-Voting Depositary Receipt
PCL	Public Company Limited
PJSC	Public Joint Stock Company
RB	Revenue Bonds
REIT	Real Estate Investment Trust
SCA	Societe en Commandite par Actions
SRF	State Revolving Fund
50
2025 BlackRock Semi-Annual Financial Statements and Additional Information

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

June 30, 2025
2025 Semi-Annual Financial Statements and Additional Information (Unaudited)

BlackRock Funds III
• iShares U.S. Aggregate Bond Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Statement of Assets and Liabilities (unaudited)
June 30, 2025

iShares U.S. Aggregate Bond Index Fund
ASSETS
Investments, at value — Master Portfolio	$ 3,168,460,391
Receivables:
Capital shares sold	30,166,849
Withdrawals from the Master Portfolio	19,347,018
Total assets	3,217,974,258
LIABILITIES
Payables:
Administration fees	41,685
Capital shares redeemed	49,512,764
Income dividend distributions	1,861,073
Other accrued expenses	1,102
Professional fees	5,898
Service fees	38,141
Total liabilities	51,460,663
Commitments and contingent liabilities
NET ASSETS	$ 3,166,513,595
NET ASSETS CONSIST OF
Paid-in capital	$ 3,449,200,488
Accumulated loss	(282,686,893)
NET ASSETS	$ 3,166,513,595
Fund Statement of Assets and Liabilities

Statement of Assets and Liabilities (unaudited) (continued)
June 30, 2025

iShares U.S. Aggregate Bond Index Fund
NET ASSET VALUE
Institutional
Net assets	$ 186,540,422
Shares outstanding	20,542,728
Net asset value	$ 9.08
Shares authorized	Unlimited
Par value	No par value
Investor A
Net assets	$ 182,345,554
Shares outstanding	20,082,017
Net asset value	$ 9.08
Shares authorized	Unlimited
Par value	No par value
Investor P
Net assets	$ 10,409,067
Shares outstanding	1,146,655
Net asset value	$ 9.08
Shares authorized	Unlimited
Par value	No par value
Class K
Net assets	$ 2,787,218,552
Shares outstanding	306,733,366
Net asset value	$ 9.09
Shares authorized	Unlimited
Par value	No par value
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Statement of Operations (unaudited)
Six Months Ended June 30, 2025

iShares U.S. Aggregate Bond Index Fund
INVESTMENT INCOME
Net investment income allocated from the Master Portfolio:
Dividends — affiliated	$2,602,833
Interest — unaffiliated	56,590,288
Securities lending income — affiliated — net	234,236
Expenses	(635,295)
Fees waived	67,017
Total investment income	58,859,079
FUND EXPENSES
Administration — class specific	241,953
Service — class specific	219,473
Professional	5,871
Miscellaneous	7,257
Total expenses	474,554
Less:
Fees waived and/or reimbursed by the Administrator	(5,871)
Total expenses after fees waived and/or reimbursed	468,683
Net investment income	58,390,396
REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED FROM THE MASTER PORTFOLIO
Net realized gain (loss) from:
Investments — unaffiliated	(8,242,425)
Investments — affiliated	(2,242)
(8,244,667)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	68,988,094
Investments — affiliated	1,449,762
70,437,856
Net realized and unrealized gain	62,193,189
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$120,583,585
See notes to financial statements.
Fund Statement of Operations

Statements of Changes in Net Assets

	iShares U.S. Aggregate Bond Index Fund
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$58,390,396	$103,223,529
Net realized loss	(8,244,667)	(11,990,706)
Net change in unrealized appreciation (depreciation)	70,437,856	(53,200,032)
Net increase in net assets resulting from operations	120,583,585	38,032,791
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(3,454,927)	(7,990,012)
Investor A	(2,905,641)	(5,078,269)
Investor P	(169,398)	(270,176)
Class K	(50,915,188)	(88,683,782)
Decrease in net assets resulting from distributions to shareholders	(57,445,154)	(102,022,239)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	77,174,547	469,070,970
NET ASSETS
Total increase in net assets	140,312,978	405,081,522
Beginning of period	3,026,200,617	2,621,119,095
End of period	$3,166,513,595	$3,026,200,617

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	iShares U.S. Aggregate Bond Index Fund
	Institutional
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$8.90	$9.10	$8.89	$10.48	$10.89	$10.39
Net investment income(a)	0.17	0.33	0.28	0.20	0.19	0.24
Net realized and unrealized gain (loss)	0.18	(0.21)	0.21	(1.56)	(0.39)	0.54
Net increase (decrease) from investment operations	0.35	0.12	0.49	(1.36)	(0.20)	0.78
Distributions(b)
From net investment income	(0.17)	(0.32)	(0.28)	(0.23)	(0.21)	(0.26)
From net realized gain	—	—	—	—	(0.00)(c)	(0.02)
Return of capital	—	—	(0.00)(c)	—	(0.00)(c)	—
Total distributions	(0.17)	(0.32)	(0.28)	(0.23)	(0.21)	(0.28)
Net asset value, end of period	$9.08	$8.90	$9.10	$8.89	$10.48	$10.89
Total Return(d)
Based on net asset value	3.93%(e)	1.35%	5.66%	(13.09)%	(1.85)%	7.59%
Ratios to Average Net Assets(f)(g)
Total expenses	0.10%(h)	0.10%	0.10%	0.10%	0.09%	0.09%
Total expenses after fees waived and/or reimbursed	0.10%(h)	0.10%	0.10%	0.10%	0.09%	0.09%
Net investment income	3.81%(h)	3.61%	3.16%	2.13%	1.75%	2.18%
Supplemental Data
Net assets, end of period (000)	$186,540	$198,011	$226,387	$248,151	$419,040	$371,074
Portfolio turnover rate of the Master Portfolio(i)	47%	105%	78%	161%	175%	186%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions
(e)	Not annualized.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Portfolio turnover rate (excluding MDRs)	47%	58%	44%	93%	89%	101%
See notes to financial statements.
Fund Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares U.S. Aggregate Bond Index Fund (continued)
	Investor A
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$8.90	$9.10	$8.89	$10.48	$10.89	$10.39
Net investment income(a)	0.16	0.30	0.26	0.18	0.16	0.21
Net realized and unrealized gain (loss)	0.18	(0.20)	0.21	(1.57)	(0.39)	0.54
Net increase (decrease) from investment operations	0.34	0.10	0.47	(1.39)	(0.23)	0.75
Distributions(b)
From net investment income	(0.16)	(0.30)	(0.26)	(0.20)	(0.18)	(0.23)
From net realized gain	—	—	—	—	(0.00)(c)	(0.02)
Return of capital	—	—	(0.00)(c)	—	(0.00)(c)	—
Total distributions	(0.16)	(0.30)	(0.26)	(0.20)	(0.18)	(0.25)
Net asset value, end of period	$9.08	$8.90	$9.10	$8.89	$10.48	$10.89
Total Return(d)
Based on net asset value	3.80%(e)	1.10%	5.39%	(13.31)%	(2.09)%	7.33%
Ratios to Average Net Assets(f)(g)
Total expenses	0.35%(h)	0.35%	0.35%	0.35%	0.34%	0.34%
Total expenses after fees waived and/or reimbursed	0.35%(h)	0.35%	0.35%	0.35%	0.34%	0.34%
Net investment income	3.56%(h)	3.36%	2.93%	1.90%	1.46%	1.98%
Supplemental Data
Net assets, end of period (000)	$182,346	$159,165	$131,280	$96,331	$144,418	$161,624
Portfolio turnover rate of the Master Portfolio(i)	47%	105%	78%	161%	175%	186%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions
(e)	Not annualized.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Portfolio turnover rate (excluding MDRs)	47%	58%	44%	93%	89%	101%
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares U.S. Aggregate Bond Index Fund (continued)
	Investor P
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$8.89	$9.09	$8.89	$10.48	$10.89	$10.39
Net investment income(a)	0.16	0.30	0.26	0.18	0.16	0.21
Net realized and unrealized gain (loss)	0.19	(0.20)	0.20	(1.57)	(0.39)	0.55
Net increase (decrease) from investment operations	0.35	0.10	0.46	(1.39)	(0.23)	0.76
Distributions(b)
From net investment income	(0.16)	(0.30)	(0.26)	(0.20)	(0.18)	(0.24)
From net realized gain	—	—	—	—	(0.00)(c)	(0.02)
Return of capital	—	—	(0.00)(c)	—	(0.00)(c)	—
Total distributions	(0.16)	(0.30)	(0.26)	(0.20)	(0.18)	(0.26)
Net asset value, end of period	$9.08	$8.89	$9.09	$8.89	$10.48	$10.89
Total Return(d)
Based on net asset value	3.92%(e)	1.10%	5.28%	(13.31)%	(2.09)%	7.34%
Ratios to Average Net Assets(f)(g)
Total expenses	0.35%(h)	0.35%	0.35%	0.35%	0.34%	0.34%
Total expenses after fees waived and/or reimbursed	0.35%(h)	0.35%	0.35%	0.35%	0.34%	0.34%
Net investment income	3.56%(h)	3.36%	2.93%	1.91%	1.50%	1.95%
Supplemental Data
Net assets, end of period (000)	$10,409	$8,893	$7,986	$7,148	$8,461	$7,045
Portfolio turnover rate of the Master Portfolio(i)	47%	105%	78%	161%	175%	186%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Portfolio turnover rate (excluding MDRs)	47%	58%	44%	93%	89%	101%
See notes to financial statements.
Fund Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares U.S. Aggregate Bond Index Fund (continued)
	Class K
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$8.90	$9.10	$8.90	$10.49	$10.90	$10.40
Net investment income(a)	0.17	0.33	0.29	0.21	0.19	0.25
Net realized and unrealized gain (loss)	0.19	(0.20)	0.20	(1.57)	(0.39)	0.54
Net increase (decrease) from investment operations	0.36	0.13	0.49	(1.36)	(0.20)	0.79
Distributions(b)
From net investment income	(0.17)	(0.33)	(0.29)	(0.23)	(0.21)	(0.27)
From net realized gain	—	—	—	—	(0.00)(c)	(0.02)
Return of capital	—	—	(0.00)(c)	—	(0.00)(c)	—
Total distributions	(0.17)	(0.33)	(0.29)	(0.23)	(0.21)	(0.29)
Net asset value, end of period	$9.09	$8.90	$9.10	$8.90	$10.49	$10.90
Total Return(d)
Based on net asset value	4.07%(e)	1.40%	5.59%	(13.03)%	(1.80)%	7.64%
Ratios to Average Net Assets(f)(g)
Total expenses	0.05%(h)	0.05%	0.05%	0.05%	0.04%	0.04%
Total expenses after fees waived and/or reimbursed	0.05%(h)	0.05%	0.05%	0.05%	0.04%	0.04%
Net investment income	3.86%(h)	3.66%	3.22%	2.23%	1.80%	2.29%
Supplemental Data
Net assets, end of period (000)	$2,787,219	$2,660,131	$2,255,466	$1,875,627	$2,014,141	$2,165,698
Portfolio turnover rate of the Master Portfolio(i)	47%	105%	78%	161%	175%	186%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions
(e)	Not annualized.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Portfolio turnover rate (excluding MDRs)	47%	58%	44%	93%	89%	101%
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited)

1.
ORGANIZATION
BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Trust is organized as a Delaware statutory trust.  iShares U.S. Aggregate Bond Index Fund (the “Fund”) is a series of the Trust.  The Fund is classified as diversified.
The Fund seeks to achieve its investment objective by investing all of its assets in U.S. Total Bond Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”) and an affiliate of the Trust, which has the same investment objective and strategies as the Fund. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s proportionate interest in the net assets of the Master Portfolio. The performance of the Fund is directly affected by the performance of the Master Portfolio. At June 30, 2025, the percentage of the Master Portfolio owned by the Fund was 100.0%. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The Fund offers multiple classes of shares.  All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares.  Institutional and Class K Shares are sold only to certain eligible investors.  Investor A and Investor P Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries.  Investor P Shares are only available through registered representatives of an insurance company’s broker-dealer that has entered into an agreement with the Fund’s distributor to offer such shares.  Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.
Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional, Investor A and Class K Shares	No	No	None
Investor P Shares	Yes	No(a)	None

(a)	Investor P Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
The Board of Trustees of the Trust and Board of Trustees of MIP are referred to throughout this report as the “Board” and the members are referred to as “Trustees.”
The Fund, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, contributions to and withdrawals from the Master Portfolio are accounted for on a trade date basis.  The Fund records its proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses on a daily basis.  In addition, the Fund accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Distributions:  Distributions from net investment income are declared daily and paid monthly.  Distributions of capital gains are recorded on the ex-dividend dates and made at least annually.  The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by BlackRock Advisors, LLC (“BAL” or the “Administrator”), are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
Fund Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s policy is to value its financial instruments at fair value. The Fund records its investment in the Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio is discussed in Note 3 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.
4.
ADMINISTRATION AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with BAL, to provide general administrative services (other than investment advice and related portfolio activities). BAL has agreed to bear all of the Fund’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Fund. BAL may delegate certain of its administration duties to sub-administrators. BAL is entitled to receive for these administrative services an annual fee based on the average daily net assets of the Fund as follows:
	Institutional	Investor A	Investor P	Class K
Administration fees - class specific	0.06%	0.06%	0.06%	0.01%
For the six months ended June 30, 2025, the following table shows the class specific administration fees borne directly by each share class of the Fund:
	Institutional	Investor A	Investor P	Class K	Total
Administration fees — class specific	$ 55,305	$ 49,773	$ 2,900	$ 133,975	$ 241,953
From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Fund and, accordingly, have a favorable impact on its performance.  For the six months ended June 30, 2025, BAL did not waive any amount.
Service Fees:  The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Administrator. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
Share Class	Service Fees
Investor A	0.25%
Investor P	0.25
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing to the Fund. The ongoing service fee compensates BRIL and each broker-dealer for providing shareholder servicing related services to shareholders.
For the six months ended June 30, 2025, the following table shows the class specific service fees borne directly by each share class of the Fund:
Fund Name	Investor A	Investor P	Total
iShares U.S. Aggregate Bond Index Fund	$ 207,388	$ 12,085	$ 219,473
Other Fees:  For the six months ended June 30, 2025, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor P Shares for a total of $1,767.
Expense Limitations, Waivers and Reimbursements:  The fees and expenses of the Trust’s trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Trust’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Fund. Each of BAL and BFA, as applicable, has contractually agreed to reimburse the Fund or provide an offsetting credit against the administration fees paid by the Fund in an amount equal to these independent expenses through June 30, 2026. The amount waived is included in fees waived and/or reimbursed by the Administrator in the Statement of Operations. For the six months ended June 30, 2025, the amount waived was $5,871.
Interfund Lending: Prior to March 3, 2025, in accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund could participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
During the period ended March 3, 2025, the Fund did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock, Inc. (“BlackRock”) or its affiliates.
5.
INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Fund’s NAV.
As of December 31, 2024, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
Fund Name	Non-Expiring Capital Loss Carryforwards
iShares U.S. Aggregate Bond Index Fund	$ (66,250,021)
6.
 CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
	Six Months Ended 06/30/25		Year Ended 12/31/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
iShares U.S. Aggregate Bond Index Fund
Institutional
Shares sold	4,040,758	$ 36,305,501	12,813,734	$ 115,116,643
Shares issued in reinvestment of distributions	384,766	3,473,862	888,811	7,985,914
Shares redeemed	(6,140,815)	(54,896,977)	(16,334,442)	(146,471,456)
	(1,715,291)	$ (15,117,614)	(2,631,897)	$ (23,368,899)
Investor A
Shares sold	4,975,138	$ 44,704,192	8,151,914	$ 73,085,978
Shares issued in reinvestment of distributions	323,080	2,917,421	563,918	5,067,279
Shares redeemed	(3,108,717)	(27,880,599)	(5,256,863)	(47,414,647)
	2,189,501	$ 19,741,014	3,458,969	$ 30,738,610
Investor P
Shares sold	231,587	$ 2,067,360	267,117	$ 2,399,774
Shares issued in reinvestment of distributions	18,485	166,891	29,369	263,715
Shares redeemed	(103,363)	(926,269)	(174,738)	(1,570,938)
	146,709	$ 1,307,982	121,748	$ 1,092,551
Class K
Shares sold	51,034,409	$ 458,358,231	111,736,871	$ 1,005,634,946
Shares issued in reinvestment of distributions	5,556,983	50,203,666	9,818,942	88,271,934
Shares redeemed	(48,678,931)	(437,318,732)	(70,536,391)	(633,298,172)
	7,912,461	$ 71,243,165	51,019,422	$ 460,608,708
	8,533,380	$ 77,174,547	51,968,242	$ 469,070,970
As of June 30, 2025, BlackRock Financial Management, Inc., an affiliate of the Fund, owned 20,346 Investor P Shares of the Fund.
7.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Fund Notes to Financial Statements

Schedule of Investments (unaudited)
June 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
American Express Credit Account Master Trust
Series 2024-2, Class A, 5.24%, 04/15/31	$1,000	$ 1,040,298
Series 2025-3, Class A, 4.51%, 04/15/32	100	101,421
BA Credit Card Trust, Series 2023-A2, Class A2, 4.98%, 11/15/28	500	505,289
Capital One Prime Auto Receivables Trust, Series 2024-1, Class A3, 4.62%, 07/16/29	500	503,160
CarMax Auto Owner Trust, Series 2023-4, Class A3, 6.00%, 07/17/28	2,000	2,028,831
Chase Issuance Trust, Series 2024-A2, Class A, 4.63%, 01/15/31	360	366,429
Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.15%, 06/15/39	100	110,294
Exeter Automobile Receivables Trust, Series 2024- 1A, Class B, 5.29%, 08/15/28	745	746,530
First National Master Note Trust, Series 2025-1, Class A, 4.85%, 02/15/30	500	508,722
Honda Auto Receivables Owner Trust, Series 2024-3, Class A3, 4.57%, 03/21/29	500	502,721
Mercedes-Benz Auto Receivables Trust, Series 2025-1, Class A3, 4.78%, 12/17/29	500	506,605
Santander Drive Auto Receivables Trust
Series 2023-2, Class C, 5.47%, 12/16/30	800	810,689
Series 2024-1, Class B, 5.23%, 12/15/28	210	211,225
Toyota Auto Receivables Owner Trust, Series 2023-A, Class A4, 4.42%, 08/15/28	250	250,655
WF Card Issuance Trust
Series 2024-A1, Class A, 4.94%, 02/15/29	1,000	1,012,980
Series 2024-A2, Class A, 4.29%, 10/15/29	600	602,820
World Omni Auto Receivables Trust, Series 2025-B, Class A3, 4.34%, 09/16/30	500	503,690
Total Asset-Backed Securities — 0.3% (Cost: $10,257,932)		10,312,359
Corporate Bonds
Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc.
4.75%, 03/30/30	171	172,576
5.38%, 06/15/33	28	28,412
3.38%, 03/01/41	71	52,733
Omnicom Group, Inc.
2.45%, 04/30/30	121	110,216
2.60%, 08/01/31	68	60,147
5.30%, 11/01/34(a)	50	50,431
		474,515
Aerospace & Defense — 0.5%
Boeing Co.
2.70%, 02/01/27	80	77,755
2.80%, 03/01/27	171	166,001
5.04%, 05/01/27(a)	341	343,540
6.26%, 05/01/27	125	128,602
3.25%, 03/01/28	300	289,745
3.20%, 03/01/29	341	324,597
6.30%, 05/01/29	95	100,429
2.95%, 02/01/30	100	92,706
5.15%, 05/01/30	800	814,480
6.39%, 05/01/31	440	472,866
6.13%, 02/15/33(a)	74	78,057
6.53%, 05/01/34	140	152,114
3.25%, 02/01/35	275	231,614
Security	Par (000)	Value
Aerospace & Defense (continued)
Boeing Co. (continued)
5.71%, 05/01/40	$341	$ 336,887
3.38%, 06/15/46	87	59,543
3.85%, 11/01/48	171	122,823
3.90%, 05/01/49	130	93,106
3.75%, 02/01/50	243	171,605
5.81%, 05/01/50	500	479,500
6.86%, 05/01/54	245	268,205
3.95%, 08/01/59	100	68,359
5.93%, 05/01/60	427	405,890
7.01%, 05/01/64	30	32,950
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	300	287,902
General Dynamics Corp.
2.13%, 08/15/26	87	85,201
3.75%, 05/15/28	87	86,517
2.25%, 06/01/31	61	54,548
4.95%, 08/15/35	200	200,765
4.25%, 04/01/40	171	153,598
2.85%, 06/01/41	83	60,820
4.25%, 04/01/50	87	73,189
General Electric Co.
6.75%, 03/15/32	200	226,320
5.88%, 01/14/38	100	106,688
Howmet Aerospace, Inc.(a)
3.00%, 01/15/29	100	95,558
5.95%, 02/01/37	100	106,178
Huntington Ingalls Industries, Inc.
2.04%, 08/16/28	271	252,308
5.35%, 01/15/30	50	51,391
5.75%, 01/15/35(a)	50	51,556
L3Harris Technologies, Inc.
5.40%, 01/15/27	200	203,314
4.40%, 06/15/28	458	459,195
5.05%, 06/01/29	50	51,148
2.90%, 12/15/29	121	113,592
1.80%, 01/15/31	158	136,666
5.25%, 06/01/31	45	46,416
5.40%, 07/31/33	205	210,572
5.35%, 06/01/34	35	35,776
5.60%, 07/31/53(a)	100	97,855
5.50%, 08/15/54	70	67,883
Lockheed Martin Corp.
5.10%, 11/15/27	35	35,882
4.50%, 02/15/29	45	45,430
1.85%, 06/15/30	300	266,688
4.70%, 12/15/31	30	30,379
3.90%, 06/15/32	58	55,836
5.25%, 01/15/33	50	51,902
4.80%, 08/15/34	50	49,828
3.60%, 03/01/35	65	58,844
4.50%, 05/15/36	141	135,537
4.07%, 12/15/42	189	158,759
4.70%, 05/15/46	130	115,872
4.09%, 09/15/52	187	147,061
4.15%, 06/15/53	140	111,103
5.70%, 11/15/54	110	110,962
5.20%, 02/15/55	140	131,006
4.30%, 06/15/62	140	110,192
5.90%, 11/15/63	40	41,310
5.20%, 02/15/64	100	92,326

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Aerospace & Defense (continued)
Northrop Grumman Corp.
3.25%, 01/15/28	$341	$ 333,141
4.60%, 02/01/29	50	50,643
4.40%, 05/01/30	171	171,237
4.65%, 07/15/30	75	75,657
4.70%, 03/15/33	100	99,693
4.90%, 06/01/34	50	49,854
5.25%, 07/15/35	40	40,815
4.75%, 06/01/43	151	136,570
4.03%, 10/15/47	257	204,917
5.25%, 05/01/50	150	140,570
4.95%, 03/15/53	75	67,412
5.20%, 06/01/54	100	93,174
RTX Corp.
2.65%, 11/01/26	300	293,975
5.75%, 11/08/26(a)	100	101,846
3.50%, 03/15/27	171	168,941
3.13%, 05/04/27	171	167,640
4.13%, 11/16/28	411	409,342
5.75%, 01/15/29	85	89,025
2.25%, 07/01/30	246	222,290
6.00%, 03/15/31	200	214,886
1.90%, 09/01/31	171	146,210
2.38%, 03/15/32	200	174,023
5.15%, 02/27/33	125	127,772
6.10%, 03/15/34	120	129,733
4.45%, 11/16/38	87	80,168
4.88%, 10/15/40	87	81,811
4.70%, 12/15/41	74	67,227
4.50%, 06/01/42	350	309,794
4.15%, 05/15/45	87	71,248
3.75%, 11/01/46	130	99,186
4.35%, 04/15/47	171	142,065
4.05%, 05/04/47	87	69,384
4.63%, 11/16/48	214	183,925
3.13%, 07/01/50	227	150,487
2.82%, 09/01/51	87	53,749
3.03%, 03/15/52	100	64,146
5.38%, 02/27/53	95	90,935
6.40%, 03/15/54	155	169,901
		15,718,639
Automobile Components — 0.0%
Aptiv Swiss Holdings Ltd.
4.65%, 09/13/29	200	199,478
3.25%, 03/01/32(a)	102	91,292
5.15%, 09/13/34(a)	200	193,027
4.40%, 10/01/46	87	65,922
3.10%, 12/01/51(a)	171	102,774
4.15%, 05/01/52(a)	137	98,166
BorgWarner, Inc.(a)
2.65%, 07/01/27	156	150,929
4.95%, 08/15/29	50	50,725
5.40%, 08/15/34	50	50,564
Lear Corp.
2.60%, 01/15/32	71	61,185
5.25%, 05/15/49(a)	87	74,742
3.55%, 01/15/52	74	47,109
Magna International, Inc.(a)
5.05%, 03/14/29	225	229,481
Security	Par (000)	Value
Automobile Components (continued)
Magna International, Inc.(a) (continued)
2.45%, 06/15/30	$60	$ 54,281
5.50%, 03/21/33	20	20,476
		1,490,151
Automobiles — 0.6%
American Honda Finance Corp.
5.25%, 07/07/26	200	201,679
1.30%, 09/09/26	71	68,482
2.30%, 09/09/26(a)	100	97,612
4.40%, 10/05/26	50	50,044
2.35%, 01/08/27(a)	87	84,437
4.90%, 03/12/27	50	50,445
4.90%, 07/09/27	250	253,070
4.45%, 10/22/27	50	50,147
4.70%, 01/12/28	220	222,004
4.55%, 03/03/28(a)	50	50,259
2.00%, 03/24/28	93	87,373
5.13%, 07/07/28	300	306,088
5.65%, 11/15/28	50	51,946
2.25%, 01/12/29	87	80,705
4.90%, 03/13/29	50	50,764
4.40%, 09/05/29	150	149,293
4.80%, 03/05/30(a)	50	50,396
4.60%, 04/17/30	60	60,047
5.85%, 10/04/30	50	52,830
5.05%, 07/10/31	50	50,647
4.85%, 10/23/31(a)	50	50,135
4.90%, 01/10/34(a)	35	34,633
5.20%, 03/05/35(a)	50	49,728
AutoNation, Inc.
1.95%, 08/01/28	74	68,606
2.40%, 08/01/31	78	67,117
3.85%, 03/01/32	80	73,697
Cummins, Inc.
4.25%, 05/09/28(a)	25	25,113
4.70%, 02/15/31(a)	50	50,455
5.30%, 05/09/35	50	50,772
4.88%, 10/01/43	300	280,389
2.60%, 09/01/50	87	51,952
Ford Motor Co.
4.35%, 12/08/26	150	148,964
9.63%, 04/22/30	50	57,500
7.45%, 07/16/31	100	108,285
3.25%, 02/12/32	100	84,310
6.10%, 08/19/32	200	199,719
4.75%, 01/15/43	200	153,789
7.40%, 11/01/46(a)	100	102,384
5.29%, 12/08/46	200	161,479
Ford Motor Credit Co. LLC
4.54%, 08/01/26	200	198,627
2.70%, 08/10/26	200	194,724
5.13%, 11/05/26(a)	200	199,507
5.80%, 03/05/27	200	201,578
5.85%, 05/17/27	200	201,522
4.95%, 05/28/27	200	198,674
4.13%, 08/17/27	200	195,500
7.35%, 11/04/27	400	415,421
6.80%, 05/12/28(a)	200	206,705
6.80%, 11/07/28	200	207,209
5.80%, 03/08/29	200	200,418
7.35%, 03/06/30	200	211,128
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Automobiles (continued)
Ford Motor Credit Co. LLC (continued)
4.00%, 11/13/30	$200	$ 182,590
6.05%, 11/05/31	200	198,968
7.12%, 11/07/33	200	207,567
6.13%, 03/08/34	200	194,691
6.50%, 02/07/35(a)	200	199,723
General Motors Co.
4.20%, 10/01/27	171	169,205
6.80%, 10/01/27	104	108,285
5.40%, 10/15/29	65	66,363
5.63%, 04/15/30	50	51,105
5.60%, 10/15/32(a)	100	101,608
5.00%, 04/01/35	130	122,838
6.25%, 04/15/35	120	123,461
6.60%, 04/01/36	187	198,053
5.15%, 04/01/38	287	267,055
6.25%, 10/02/43	150	147,131
5.20%, 04/01/45	171	146,525
6.75%, 04/01/46	133	135,802
5.95%, 04/01/49(a)	112	104,693
General Motors Financial Co., Inc.
4.35%, 01/17/27	87	86,615
2.35%, 02/26/27	171	164,794
5.00%, 04/09/27	200	201,238
5.40%, 05/08/27(a)	250	253,630
5.00%, 07/15/27	50	50,306
5.35%, 07/15/27	60	60,899
2.70%, 08/20/27	171	164,252
6.00%, 01/09/28(a)	50	51,496
5.05%, 04/04/28	75	75,569
2.40%, 04/10/28	89	83,732
5.80%, 06/23/28	55	56,648
2.40%, 10/15/28	168	156,362
5.80%, 01/07/29	75	77,247
5.65%, 01/17/29	87	88,863
4.30%, 04/06/29	300	293,533
5.55%, 07/15/29	145	148,122
4.90%, 10/06/29	50	49,914
5.35%, 01/07/30	50	50,609
5.85%, 04/06/30	45	46,520
3.60%, 06/21/30	90	84,215
5.45%, 07/15/30	50	50,702
2.70%, 06/10/31	122	106,803
5.60%, 06/18/31	30	30,598
3.10%, 01/12/32	75	65,898
5.63%, 04/04/32	40	40,472
6.40%, 01/09/33	75	78,912
6.10%, 01/07/34	175	180,115
5.95%, 04/04/34	100	101,422
5.45%, 09/06/34	50	49,009
5.90%, 01/07/35	50	50,265
6.15%, 07/15/35	50	51,124
Honda Motor Co. Ltd.
4.44%, 07/08/28	100	100,115
07/08/30(b)	100	100,172
2.97%, 03/10/32	133	119,360
07/08/35(b)	75	75,191
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	104	123,662
PACCAR Financial Corp.
5.20%, 11/09/26	25	25,387
2.00%, 02/04/27	75	72,720
Security	Par (000)	Value
Automobiles (continued)
PACCAR Financial Corp. (continued)
5.00%, 05/13/27	$50	$ 50,865
4.25%, 06/23/27	50	50,255
4.45%, 08/06/27	50	50,578
4.60%, 01/10/28(a)	100	101,282
4.55%, 03/03/28	50	50,715
4.60%, 01/31/29	50	50,684
4.00%, 09/26/29	25	24,867
4.55%, 05/08/30	50	50,631
5.00%, 03/22/34	25	25,415
Series R, 4.50%, 11/25/26	40	40,272
Toyota Motor Corp.
5.28%, 07/13/26	40	40,370
4.19%, 06/30/27	50	50,081
5.12%, 07/13/28	250	256,891
2.76%, 07/02/29(a)	65	61,596
4.45%, 06/30/30	25	25,102
2.36%, 03/25/31(a)	87	77,989
5.12%, 07/13/33(a)	45	46,198
5.05%, 06/30/35	25	25,221
Toyota Motor Credit Corp.
4.55%, 08/07/26	30	30,104
5.00%, 08/14/26	100	100,856
5.40%, 11/20/26	50	50,801
4.60%, 01/08/27	50	50,349
1.90%, 01/13/27	171	165,179
3.05%, 03/22/27	171	167,815
4.50%, 05/14/27	100	100,695
1.15%, 08/13/27	200	188,036
4.55%, 09/20/27	100	100,839
4.35%, 10/08/27	75	75,311
4.63%, 01/12/28(a)	40	40,484
1.90%, 04/06/28	189	178,303
5.25%, 09/11/28	225	232,153
4.65%, 01/05/29	50	50,593
3.65%, 01/08/29	171	167,849
5.05%, 05/16/29	50	51,327
4.45%, 06/29/29	100	100,675
4.55%, 08/09/29	300	302,405
4.95%, 01/09/30	50	51,131
2.15%, 02/13/30	87	79,092
3.38%, 04/01/30	300	286,770
4.80%, 05/15/30	95	96,515
4.55%, 05/17/30(a)	80	80,484
5.10%, 03/21/31(a)	250	256,792
1.90%, 09/12/31	121	103,900
4.60%, 10/10/31	75	75,166
4.70%, 01/12/33	45	45,200
4.80%, 01/05/34	100	99,960
5.35%, 01/09/35(a)	50	51,246
Series B, 5.00%, 03/19/27	150	152,207
		17,521,711
Banks — 5.8%
African Development Bank
4.63%, 01/04/27	1,000	1,010,696
4.38%, 03/14/28	600	609,406
Asian Development Bank
3.75%, 04/25/28(a)	1,000	1,000,085
4.50%, 08/25/28	300	306,519
4.00%, 01/12/33	400	397,701
3.88%, 06/14/33	200	196,577

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Asian Infrastructure Investment Bank, 4.88%, 09/14/26	$1,000	$ 1,010,530
Banco Bilbao Vizcaya Argentaria SA, (1-year CMT + 3.30%), 7.88%, 11/15/34(a)(c)	200	227,274
Banco Santander SA
4.25%, 04/11/27	200	199,499
5.29%, 08/18/27	400	406,730
5.59%, 08/08/28	200	206,607
2.75%, 12/03/30	400	356,205
5.44%, 07/15/31	200	207,759
6.92%, 08/08/33	200	216,758
6.94%, 11/07/33	200	225,986
6.35%, 03/14/34(a)	200	209,444
(1-year CMT + 0.90%), 1.72%, 09/14/27(c)	200	193,195
(1-year CMT + 0.95%), 5.37%, 07/15/28(c)	200	203,679
(1-year CMT + 1.65%), 6.53%, 11/07/27(c)	200	205,284
Bank of America Corp.
4.25%, 10/22/26	221	220,598
3.25%, 10/21/27	236	231,500
6.11%, 01/29/37	350	369,605
7.75%, 05/14/38	200	238,742
5.88%, 02/07/42	189	197,507
5.00%, 01/21/44	214	202,195
4.88%, 04/01/44	171	158,447
(1-day SOFR + 0.83%), 4.98%, 01/24/29(c)	325	329,636
(1-day SOFR + 0.96%), 1.73%, 07/22/27(c)	600	583,187
(1-day SOFR + 1.00%), 5.16%, 01/24/31(c)	420	430,479
(1-day SOFR + 1.05%), 2.55%, 02/04/28(c)	362	351,825
(1-day SOFR + 1.06%), 2.09%, 06/14/29(c)	341	319,630
(1-day SOFR + 1.11%), 4.62%, 05/09/29(c)	300	301,904
(1-day SOFR + 1.21%), 2.57%, 10/20/32(c)	377	332,273
(1-day SOFR + 1.22%), 2.30%, 07/21/32(c)	495	431,355
(1-day SOFR + 1.31%), 5.51%, 01/24/36(c)	515	529,530
(1-day SOFR + 1.32%), 2.69%, 04/22/32(c)	536	481,020
(1-day SOFR + 1.33%), 2.97%, 02/04/33(c)	457	409,237
(1-day SOFR + 1.34%), 5.93%, 09/15/27(c)	150	152,619
(1-day SOFR + 1.37%), 1.92%, 10/24/31(c)	291	253,777
(1-day SOFR + 1.53%), 1.90%, 07/23/31(c)	341	299,628
(1-day SOFR + 1.56%), 2.97%, 07/21/52(a)(c)	70	45,243
(1-day SOFR + 1.57%), 5.82%, 09/15/29(c)	250	260,429
(1-day SOFR + 1.58%), 4.38%, 04/27/28(c)	336	335,930
(1-day SOFR + 1.58%), 3.31%, 04/22/42(c)	211	161,919
(1-day SOFR + 1.63%), 5.20%, 04/25/29(c)	245	250,381
(1-day SOFR + 1.64%), 5.46%, 05/09/36(a)(c)	300	307,624
(1-day SOFR + 1.65%), 5.47%, 01/23/35(c)	690	708,864
(1-day SOFR + 1.70%), 5.74%, 02/12/36(c)	245	248,954
(1-day SOFR + 1.74%), 5.52%, 10/25/35(c)	400	400,004
(1-day SOFR + 1.83%), 4.57%, 04/27/33(c)	373	367,058
(1-day SOFR + 1.84%), 5.87%, 09/15/34(c)	350	369,341
(1-day SOFR + 1.88%), 2.83%, 10/24/51(c)	140	87,642
(1-day SOFR + 1.91%), 5.29%, 04/25/34(c)	620	632,421
(1-day SOFR + 1.91%), 5.43%, 08/15/35(c)	200	199,941
(1-day SOFR + 1.93%), 2.68%, 06/19/41(c)	511	364,474
(1-day SOFR + 1.99%), 6.20%, 11/10/28(c)	155	161,305
(1-day SOFR + 2.04%), 4.95%, 07/22/28(c)	420	424,839
(1-day SOFR + 2.15%), 2.59%, 04/29/31(c)	300	274,260
(1-day SOFR + 2.16%), 5.02%, 07/22/33(a)(c)	610	617,142
(3-mo. CME Term SOFR + 1.25%), 2.50%, 02/13/31(c)	397	362,605
(3-mo. CME Term SOFR + 1.30%), 3.42%, 12/20/28(c)	700	684,239
(3-mo. CME Term SOFR + 1.33%), 3.97%, 03/05/29(c)	171	169,108
Security	Par (000)	Value
Banks (continued)
Bank of America Corp. (continued)
(3-mo. CME Term SOFR + 1.44%), 3.19%, 07/23/30(c)	$251	$ 238,924
(3-mo. CME Term SOFR + 1.45%), 2.88%, 10/22/30(c)	171	160,056
(3-mo. CME Term SOFR + 1.45%), 3.95%, 01/23/49(c)	104	81,656
(3-mo. CME Term SOFR + 1.47%), 3.97%, 02/07/30(c)	300	295,293
(3-mo. CME Term SOFR + 1.57%), 4.27%, 07/23/29(c)	249	248,180
(3-mo. CME Term SOFR + 1.58%), 4.08%, 04/23/40(c)	171	148,732
(3-mo. CME Term SOFR + 1.63%), 3.59%, 07/21/28(c)	87	85,665
(3-mo. CME Term SOFR + 1.77%), 3.71%, 04/24/28(c)	171	168,970
(3-mo. CME Term SOFR + 1.78%), 4.33%, 03/15/50(c)	341	283,196
(3-mo. CME Term SOFR + 1.84%), 3.82%, 01/20/28(c)	341	338,028
(3-mo. CME Term SOFR + 2.08%), 4.24%, 04/24/38(c)	257	233,989
(3-mo. CME Term SOFR + 2.25%), 4.44%, 01/20/48(c)	197	168,402
(3-mo. CME Term SOFR + 3.41%), 4.08%, 03/20/51(c)	750	595,610
(5-year CMT + 1.20%), 2.48%, 09/21/36(c)	171	144,897
Series L, 4.18%, 11/25/27	171	170,310
Series N, (1-day SOFR + 1.22%), 2.65%, 03/11/32(c)	291	261,205
Series N, (1-day SOFR + 1.65%), 3.48%, 03/13/52(c)	124	88,497
Bank of America N.A.
5.53%, 08/18/26	250	253,546
Series BKNT, 6.00%, 10/15/36	250	264,280
Bank of Montreal
5.27%, 12/11/26	40	40,564
2.65%, 03/08/27	133	129,870
5.37%, 06/04/27	75	76,594
5.20%, 02/01/28	150	153,404
5.72%, 09/25/28	100	104,235
5.51%, 06/04/31	75	78,421
(1-day SOFR + 0.88%), 4.57%, 09/10/27(c)	210	210,482
(1-day SOFR + 1.25%), 4.64%, 09/10/30(a)(c)	50	50,414
(1-day SOFR Index + 0.67%), 5.00%, 01/27/29(c)	65	66,053
(5-year CMT + 1.40%), 3.09%, 01/10/37(c)	241	208,127
(5-year USD Swap + 1.43%), 3.80%, 12/15/32(c)	87	84,738
Series H, 4.70%, 09/14/27	200	201,820
Bank of New York Mellon Corp.
2.45%, 08/17/26	100	98,132
1.05%, 10/15/26	171	164,474
2.05%, 01/26/27	71	68,835
3.25%, 05/16/27	130	128,193
1.65%, 07/14/28(a)	75	69,971
3.85%, 04/26/29	118	116,669
3.30%, 08/23/29(a)	171	164,239
1.80%, 07/28/31	51	44,330
2.50%, 01/26/32(a)	87	76,629
(1-day SOFR + 0.68%), 4.44%, 06/09/28(c)	25	25,132
(1-day SOFR + 0.84%), 4.89%, 07/21/28(c)	100	101,324
(1-day SOFR + 0.89%), 4.94%, 02/11/31(c)	50	51,058
(1-day SOFR + 1.09%), 4.98%, 03/14/30(c)	150	153,581
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Bank of New York Mellon Corp. (continued)
(1-day SOFR + 1.15%), 3.99%, 06/13/28(c)	$100	$ 99,646
(1-day SOFR + 1.17%), 4.54%, 02/01/29(c)	100	100,765
(1-day SOFR + 1.23%), 5.06%, 07/22/32(c)	100	102,362
(1-day SOFR + 1.25%), 5.23%, 11/20/35(c)	75	76,257
(1-day SOFR + 1.35%), 5.32%, 06/06/36(c)	50	51,041
(1-day SOFR + 1.42%), 4.29%, 06/13/33(c)	100	97,363
(1-day SOFR + 1.42%), 5.19%, 03/14/35(c)	150	151,886
(1-day SOFR + 1.51%), 4.71%, 02/01/34(c)	100	98,898
(1-day SOFR + 1.60%), 6.32%, 10/25/29(c)	75	79,648
(1-day SOFR + 1.76%), 4.60%, 07/26/30(c)	115	116,262
(1-day SOFR + 1.77%), 5.61%, 07/21/39(c)	25	25,462
(1-day SOFR + 1.85%), 6.47%, 10/25/34(c)	75	82,588
(1-day SOFR Index + 1.80%), 5.80%, 10/25/28(c)	80	82,835
(1-day SOFR Index + 2.07%), 5.83%, 10/25/33(c)	180	190,910
(3-mo. CME Term SOFR + 1.33%), 3.44%, 02/07/28(c)	91	89,977
Series J, (1-day SOFR + 1.61%), 4.97%, 04/26/34(c)	100	100,312
Bank of Nova Scotia
2.70%, 08/03/26	87	85,616
1.30%, 09/15/26	240	231,776
5.35%, 12/07/26	50	50,710
1.95%, 02/02/27	171	165,449
5.40%, 06/04/27	50	51,157
5.25%, 06/12/28	60	61,804
5.45%, 08/01/29	50	51,922
4.85%, 02/01/30	60	61,140
2.15%, 08/01/31	171	149,377
2.45%, 02/02/32	171	148,755
5.65%, 02/01/34(a)	250	262,306
(1-day SOFR + 0.89%), 4.93%, 02/14/29(c)	75	75,970
(1-day SOFR + 1.00%), 4.40%, 09/08/28(c)	50	50,085
(1-day SOFR + 1.07%), 5.13%, 02/14/31(c)	75	76,372
(1-day SOFR + 1.44%), 4.74%, 11/10/32(c)	50	49,955
Barclays PLC
4.34%, 01/10/28	250	249,360
5.25%, 08/17/45(a)	250	239,091
4.95%, 01/10/47	200	181,617
(1-day SOFR + 0.96%), 5.09%, 02/25/29(c)	200	202,485
(1-day SOFR + 1.23%), 5.37%, 02/25/31(c)	200	204,297
(1-day SOFR + 1.56%), 4.94%, 09/10/30(c)	200	201,491
(1-day SOFR + 1.59%), 5.79%, 02/25/36(c)	200	204,418
(1-day SOFR + 1.74%), 5.69%, 03/12/30(c)	200	206,945
(1-day SOFR + 1.91%), 5.34%, 09/10/35(c)	200	198,499
(1-day SOFR + 2.42%), 6.04%, 03/12/55(c)	200	205,434
(1-day SOFR + 2.62%), 6.69%, 09/13/34(c)	200	218,343
(1-day SOFR + 2.98%), 6.22%, 05/09/34(c)	200	212,271
(1-day SOFR + 3.57%), 7.12%, 06/27/34(a)(c)	200	218,480
(1-year CMT + 1.05%), 2.28%, 11/24/27(c)	222	215,279
(1-year CMT + 1.20%), 2.67%, 03/10/32(c)	490	435,078
(1-year CMT + 1.30%), 3.33%, 11/24/42(c)	222	164,800
(1-year CMT + 2.65%), 5.50%, 08/09/28(c)	300	305,974
(1-year CMT + 3.30%), 7.39%, 11/02/28(c)	200	212,301
(1-year CMT + 3.50%), 7.44%, 11/02/33(c)	200	226,990
(3-mo. SOFR US + 2.16%), 4.97%, 05/16/29(c)	400	404,182
Canadian Imperial Bank of Commerce
5.62%, 07/17/26	25	25,302
5.93%, 10/02/26	50	50,978
5.24%, 06/28/27	75	76,348
5.00%, 04/28/28	60	61,172
5.99%, 10/03/28	50	52,480
5.26%, 04/08/29	75	77,183
Security	Par (000)	Value
Banks (continued)
Canadian Imperial Bank of Commerce (continued)
3.60%, 04/07/32(a)	$150	$ 139,428
6.09%, 10/03/33	250	268,050
(1-day SOFR + 0.72%), 4.86%, 01/13/28(c)	25	25,174
(1-day SOFR + 0.93%), 4.51%, 09/11/27(c)	50	50,079
(1-day SOFR + 1.03%), 4.86%, 03/30/29(c)	75	75,807
(1-day SOFR + 1.11%), 5.25%, 01/13/31(c)	50	51,216
(1-day SOFR + 1.34%), 4.63%, 09/11/30(c)	50	50,006
Capital One N.A., Series BKNT, 3.45%, 07/27/26	250	247,232
Citibank N.A.
4.93%, 08/06/26	250	251,716
4.58%, 05/29/27	250	251,373
5.80%, 09/29/28(a)	250	261,392
4.84%, 08/06/29	250	255,275
4.91%, 05/29/30	250	254,800
Series BKNT, 5.49%, 12/04/26	250	253,959
Series BKNT, 5.57%, 04/30/34	250	260,416
Citigroup, Inc.
3.20%, 10/21/26	427	420,899
4.30%, 11/20/26	53	52,924
4.45%, 09/29/27	250	250,240
4.13%, 07/25/28	130	129,078
6.63%, 06/15/32	74	80,698
6.13%, 08/25/36	184	190,347
8.13%, 07/15/39	210	264,425
5.88%, 01/30/42	127	131,298
6.68%, 09/13/43	87	94,906
5.30%, 05/06/44	87	81,241
4.65%, 07/30/45	130	113,992
4.75%, 05/18/46	257	219,344
4.65%, 07/23/48(a)	257	222,241
(1-day SOFR + 0.87%), 4.79%, 03/04/29(c)	250	251,795
(1-day SOFR + 1.14%), 4.64%, 05/07/28(c)	225	225,596
(1-day SOFR + 1.15%), 2.67%, 01/29/31(c)	171	156,787
(1-day SOFR + 1.17%), 2.56%, 05/01/32(c)	207	183,385
(1-day SOFR + 1.18%), 2.52%, 11/03/32(c)	484	423,182
(1-day SOFR + 1.28%), 3.07%, 02/24/28(c)	171	167,210
(1-day SOFR + 1.34%), 4.54%, 09/19/30(c)	250	248,867
(1-day SOFR + 1.35%), 3.06%, 01/25/33(c)	257	229,684
(1-day SOFR + 1.36%), 5.17%, 02/13/30(c)	320	326,475
(1-day SOFR + 1.38%), 2.90%, 11/03/42(c)	87	61,609
(1-day SOFR + 1.42%), 2.98%, 11/05/30(c)	371	347,093
(1-day SOFR + 1.45%), 5.45%, 06/11/35(c)	250	255,358
(1-day SOFR + 1.46%), 4.95%, 05/07/31(c)	225	227,564
(1-day SOFR + 1.47%), 5.33%, 03/27/36(a)(c)	310	312,432
(1-day SOFR + 1.75%), 5.61%, 03/04/56(c)	150	147,233
(1-day SOFR + 1.83%), 6.02%, 01/24/36(a)(c)	315	323,479
(1-day SOFR + 1.89%), 4.66%, 05/24/28(c)	150	150,552
(1-day SOFR + 1.94%), 3.79%, 03/17/33(c)	713	666,494
(1-day SOFR + 2.06%), 5.83%, 02/13/35(c)	200	204,073
(1-day SOFR + 2.09%), 4.91%, 05/24/33(c)	500	498,879
(1-day SOFR + 2.11%), 2.57%, 06/03/31(c)	457	414,459
(1-day SOFR + 2.34%), 6.27%, 11/17/33(c)	200	215,354
(1-day SOFR + 2.66%), 6.17%, 05/25/34(c)	300	314,049
(1-day SOFR + 3.91%), 4.41%, 03/31/31(c)	410	405,649
(3-mo. CME Term SOFR + 1.41%), 3.52%, 10/27/28(c)	341	333,917
(3-mo. CME Term SOFR + 1.43%), 3.88%, 01/24/39(c)	200	172,395
(3-mo. CME Term SOFR + 1.45%), 4.08%, 04/23/29(c)	200	198,017
(3-mo. CME Term SOFR + 1.60%), 3.98%, 03/20/30(c)	177	173,491

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Citigroup, Inc. (continued)
(3-mo. CME Term SOFR + 1.65%), 3.67%, 07/24/28(c)	$371	$ 365,203
(3-mo. CME Term SOFR + 1.82%), 3.89%, 01/10/28(c)	171	169,446
(3-mo. CME Term SOFR + 2.10%), 4.28%, 04/24/48(c)	171	140,964
(5-year CMT + 1.73%), 5.41%, 09/19/39(c)	100	97,126
Citizens Financial Group, Inc.
2.85%, 07/27/26	257	252,491
2.50%, 02/06/30	61	55,338
2.64%, 09/30/32	100	84,256
(1-day SOFR + 1.26%), 5.25%, 03/05/31(c)	50	50,670
(1-day SOFR + 1.91%), 5.72%, 07/23/32(c)	75	77,590
(1-day SOFR + 2.01%), 5.84%, 01/23/30(c)	200	207,148
(5-year CMT + 2.75%), 5.64%, 05/21/37(c)	61	60,199
Comerica, Inc., 4.00%, 02/01/29(a)	171	166,705
Cooperatieve Rabobank UA
5.75%, 12/01/43	250	251,442
Series BKNT, 5.25%, 05/24/41	176	173,220
Corp. Andina de Fomento, 5.00%, 01/24/29	300	306,978
Deutsche Bank AG
5.37%, 09/09/27	200	205,146
(1-day SOFR + 1.22%), 2.31%, 11/16/27(c)	353	342,506
(1-day SOFR + 1.32%), 2.55%, 01/07/28(c)	192	186,485
(1-day SOFR + 1.70%), 5.00%, 09/11/30(c)	150	151,136
(1-day SOFR + 1.72%), 5.30%, 05/09/31(c)	150	152,343
(1-day SOFR + 2.05%), 5.40%, 09/11/35(a)(c)	150	149,166
(1-day SOFR + 2.52%), 7.15%, 07/13/27(c)	150	153,790
(1-day SOFR + 2.76%), 3.73%, 01/14/32(c)	200	183,219
(1-day SOFR + 3.04%), 3.55%, 09/18/31(c)	496	463,989
(1-day SOFR + 3.18%), 6.72%, 01/18/29(c)	150	157,571
(1-day SOFR + 3.65%), 7.08%, 02/10/34(c)	200	213,199
European Investment Bank
3.88%, 03/15/28	1,000	1,003,764
4.00%, 02/15/29	600	604,666
3.63%, 07/15/30	1,000	989,545
3.75%, 02/14/33	1,000	979,733
Fifth Third Bancorp
2.55%, 05/05/27	121	117,217
3.95%, 03/14/28	200	198,020
8.25%, 03/01/38	75	89,829
(1-day SOFR + 0.69%), 1.71%, 11/01/27(c)	171	165,107
(1-day SOFR + 1.36%), 4.06%, 04/25/28(a)(c)	61	60,605
(1-day SOFR + 1.49%), 4.90%, 09/06/30(c)	100	101,109
(1-day SOFR + 1.66%), 4.34%, 04/25/33(a)(c)	61	58,231
(1-day SOFR + 1.84%), 5.63%, 01/29/32(c)	200	208,137
(1-day SOFR Index + 2.13%), 4.77%, 07/28/30(c)	100	100,620
(1-day SOFR Index + 2.19%), 6.36%, 10/27/28(c)	100	104,244
First-Citizens Bank & Trust Co., 6.13%, 03/09/28	75	77,803
Goldman Sachs Group, Inc.
3.50%, 11/16/26	341	337,011
5.95%, 01/15/27	87	89,366
3.85%, 01/26/27	341	338,733
2.60%, 02/07/30	341	315,144
3.80%, 03/15/30(a)	200	195,173
6.45%, 05/01/36	110	117,553
6.75%, 10/01/37	651	714,654
6.25%, 02/01/41	171	182,803
4.80%, 07/08/44	214	192,245
5.15%, 05/22/45	257	230,867
4.75%, 10/21/45	200	177,795
(1-day SOFR + 0.82%), 1.54%, 09/10/27(c)	341	329,238
Security	Par (000)	Value
Banks (continued)
Goldman Sachs Group, Inc. (continued)
(1-day SOFR + 0.91%), 1.95%, 10/21/27(c)	$683	$ 661,323
(1-day SOFR + 1.08%), 5.21%, 01/28/31(c)	275	281,437
(1-day SOFR + 1.09%), 1.99%, 01/27/32(c)	250	216,539
(1-day SOFR + 1.11%), 2.64%, 02/24/28(c)	197	191,327
(1-day SOFR + 1.14%), 4.69%, 10/23/30(c)	335	336,006
(1-day SOFR + 1.21%), 5.05%, 07/23/30(c)	320	325,313
(1-day SOFR + 1.25%), 2.38%, 07/21/32(c)	477	416,586
(1-day SOFR + 1.26%), 2.65%, 10/21/32(c)	274	242,120
(1-day SOFR + 1.27%), 5.73%, 04/25/30(c)	205	213,396
(1-day SOFR + 1.28%), 2.62%, 04/22/32(c)	450	399,984
(1-day SOFR + 1.38%), 5.54%, 01/28/36(c)	425	435,833
(1-day SOFR + 1.41%), 3.10%, 02/24/33(a)(c)	391	351,918
(1-day SOFR + 1.42%), 5.02%, 10/23/35(a)(c)	440	434,678
(1-day SOFR + 1.47%), 2.91%, 07/21/42(c)	150	107,405
(1-day SOFR + 1.51%), 3.21%, 04/22/42(c)	171	127,891
(1-day SOFR + 1.55%), 5.85%, 04/25/35(c)	315	330,337
(1-day SOFR + 1.55%), 5.33%, 07/23/35(c)	320	322,782
(1-day SOFR + 1.58%), 5.22%, 04/23/31(c)	350	358,810
(1-day SOFR + 1.58%), 5.56%, 11/19/45(c)	200	196,908
(1-day SOFR + 1.63%), 3.44%, 02/24/43(c)	216	164,683
(1-day SOFR + 1.70%), 5.73%, 01/28/56(c)	260	259,954
(1-day SOFR + 1.73%), 4.48%, 08/23/28(c)	200	200,266
(1-day SOFR + 1.77%), 6.48%, 10/24/29(c)	250	265,192
(1-day SOFR + 1.85%), 3.62%, 03/15/28(c)	500	493,019
(1-day SOFR + 1.95%), 6.56%, 10/24/34(c)	200	221,145
(3-mo. CME Term SOFR + 1.42%), 3.81%, 04/23/29(c)	341	335,570
(3-mo. CME Term SOFR + 1.56%), 4.22%, 05/01/29(c)	371	368,885
(3-mo. CME Term SOFR + 1.63%), 4.02%, 10/31/38(c)	341	297,409
(3-mo. CME Term SOFR + 1.69%), 4.41%, 04/23/39(c)	171	154,157
(3-mo. CME Term SOFR + 1.77%), 3.69%, 06/05/28(c)	427	420,931
HSBC Bank USA N.A., Series BKNT, 7.00%, 01/15/39	250	286,771
HSBC Holdings PLC
6.50%, 05/02/36	297	315,374
6.50%, 09/15/37	460	489,799
6.80%, 06/01/38(a)	250	271,008
6.10%, 01/14/42(a)	171	181,037
5.25%, 03/14/44	232	220,463
(1-day SOFR + 1.03%), 4.90%, 03/03/29(c)	200	201,694
(1-day SOFR + 1.04%), 5.13%, 11/19/28(c)	200	202,543
(1-day SOFR + 1.06%), 5.60%, 05/17/28(c)	200	203,746
(1-day SOFR + 1.29%), 5.29%, 11/19/30(c)	200	204,314
(1-day SOFR + 1.29%), 5.13%, 03/03/31(c)	200	202,670
(1-day SOFR + 1.46%), 5.55%, 03/04/30(c)	200	205,951
(1-day SOFR + 1.52%), 5.73%, 05/17/32(c)	200	207,924
(1-day SOFR + 1.56%), 5.45%, 03/03/36(c)	400	402,205
(1-day SOFR + 1.57%), 5.89%, 08/14/27(c)	400	405,706
(1-day SOFR + 1.57%), 5.24%, 05/13/31(c)	200	203,637
(1-day SOFR + 1.78%), 5.72%, 03/04/35(c)	200	207,423
(1-day SOFR + 1.88%), 5.79%, 05/13/36(c)	200	205,707
(1-day SOFR + 1.97%), 6.16%, 03/09/29(c)	200	207,964
(1-day SOFR + 2.11%), 4.76%, 06/09/28(c)	200	200,760
(1-day SOFR + 2.39%), 2.85%, 06/04/31(c)	349	318,937
(1-day SOFR + 2.39%), 6.25%, 03/09/34(c)	300	320,989
(1-day SOFR + 2.53%), 4.76%, 03/29/33(c)	285	279,036
(1-day SOFR + 2.61%), 5.21%, 08/11/28(c)	600	608,483
(1-day SOFR + 2.65%), 6.33%, 03/09/44(c)	225	241,522
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
HSBC Holdings PLC (continued)
(1-day SOFR + 2.98%), 6.55%, 06/20/34(c)	$200	$ 212,468
(1-day SOFR + 3.02%), 7.40%, 11/13/34(c)	200	223,671
(1-day SOFR + 4.25%), 8.11%, 11/03/33(c)	300	346,330
(3-mo. CME Term SOFR + 1.81%), 4.04%, 03/13/28(c)	211	209,264
(3-mo. CME Term SOFR + 1.87%), 3.97%, 05/22/30(c)	611	595,025
(1-day SOFR + 3.35%), 7.39%, 11/03/28(c)	215	228,328
Huntington Bancshares, Inc.(c)
(1-day SOFR + 1.28%), 5.27%, 01/15/31(a)	50	51,230
(1-day SOFR + 1.97%), 4.44%, 08/04/28	260	259,856
(1-day SOFR + 2.05%), 5.02%, 05/17/33	73	72,086
(1-day SOFR Index + 1.87%), 5.71%, 02/02/35	100	102,194
Huntington National Bank
5.65%, 01/10/30(a)	250	259,960
(1-day SOFR Index + 1.65%), 4.55%, 05/17/28(c)	280	281,023
ING Groep NV
3.95%, 03/29/27	250	248,823
(1-day SOFR + 1.44%), 5.34%, 03/19/30(c)	200	205,086
(1-day SOFR + 1.77%), 5.55%, 03/19/35(c)	200	204,785
(1-day SOFR + 1.83%), 4.02%, 03/28/28(c)	211	209,622
(1-day SOFR + 2.09%), 6.11%, 09/11/34(c)	200	212,615
Inter-American Development Bank
4.00%, 01/12/28	500	502,906
3.50%, 04/12/33(a)	1,000	957,143
4.50%, 09/13/33	300	305,894
International Bank for Reconstruction & Development
3.50%, 07/12/28	1,000	992,555
4.63%, 08/01/28	750	768,562
3.88%, 02/14/30	1,000	1,001,576
4.00%, 01/10/31(a)	750	752,940
4.75%, 11/14/33	200	207,913
International Finance Corp., 4.50%, 07/13/28	500	510,591
JPMorgan Chase & Co.
2.95%, 10/01/26	500	492,721
7.63%, 10/15/26(a)	87	90,696
4.13%, 12/15/26	87	86,900
4.25%, 10/01/27	87	87,362
3.63%, 12/01/27	171	168,596
6.40%, 05/15/38	389	432,155
5.50%, 10/15/40	66	67,363
5.60%, 07/15/41	96	98,575
5.40%, 01/06/42	71	71,213
5.63%, 08/16/43	87	87,746
4.85%, 02/01/44	74	68,811
4.95%, 06/01/45	214	195,316
(1-day SOFR + 0.77%), 1.47%, 09/22/27(c)	171	164,978
(1-day SOFR + 0.80%), 4.92%, 01/24/29(c)	260	263,491
(1-day SOFR + 0.86%), 4.51%, 10/22/28(c)	135	135,404
(1-day SOFR + 0.93%), 5.57%, 04/22/28(c)	250	255,130
(1-day SOFR + 0.93%), 4.98%, 07/22/28(c)	60	60,769
(1-day SOFR + 1.01%), 5.14%, 01/24/31(c)	295	302,516
(1-day SOFR + 1.02%), 2.07%, 06/01/29(c)	240	225,102
(1-day SOFR + 1.04%), 4.60%, 10/22/30(c)	250	250,854
(1-day SOFR + 1.07%), 1.95%, 02/04/32(c)	341	295,718
(1-day SOFR + 1.13%), 5.00%, 07/22/30(c)	450	458,218
(1-day SOFR + 1.16%), 5.58%, 04/22/30(c)	450	467,261
(1-day SOFR + 1.17%), 2.95%, 02/24/28(c)	111	108,460
(1-day SOFR + 1.18%), 2.55%, 11/08/32(c)	276	242,975
(1-day SOFR + 1.19%), 5.04%, 01/23/28(c)	105	106,001
(1-day SOFR + 1.26%), 2.96%, 01/25/33(c)	403	362,229
(1-day SOFR + 1.31%), 5.01%, 01/23/30(c)	225	229,153
Security	Par (000)	Value
Banks (continued)
JPMorgan Chase & Co. (continued)
(1-day SOFR + 1.32%), 5.50%, 01/24/36(c)	$385	$ 396,549
(1-day SOFR + 1.33%), 6.07%, 10/22/27(c)	195	199,235
(1-day SOFR + 1.34%), 4.95%, 10/22/35(c)	390	385,915
(1-day SOFR + 1.44%), 5.10%, 04/22/31(a)(c)	205	210,085
(1-day SOFR + 1.45%), 5.30%, 07/24/29(c)	235	241,277
(1-day SOFR + 1.46%), 5.29%, 07/22/35(c)	375	381,608
(1-day SOFR + 1.46%), 3.16%, 04/22/42(c)	392	295,583
(1-day SOFR + 1.49%), 5.77%, 04/22/35(c)	165	173,347
(1-day SOFR + 1.55%), 5.53%, 11/29/45(c)	150	150,334
(1-day SOFR + 1.56%), 4.32%, 04/26/28(c)	472	471,546
(1-day SOFR + 1.57%), 6.09%, 10/23/29(c)	285	299,551
(1-day SOFR + 1.58%), 3.33%, 04/22/52(a)(c)	400	280,263
(1-day SOFR + 1.62%), 5.34%, 01/23/35(c)	555	568,115
(1-day SOFR + 1.68%), 5.57%, 04/22/36(c)	205	212,450
(1-day SOFR + 1.75%), 4.57%, 06/14/30(c)	200	200,881
(1-day SOFR + 1.80%), 4.59%, 04/26/33(c)	267	264,261
(1-day SOFR + 1.81%), 6.25%, 10/23/34(c)	655	711,881
(1-day SOFR + 1.85%), 5.35%, 06/01/34(c)	445	457,826
(1-day SOFR + 1.99%), 4.85%, 07/25/28(c)	600	606,255
(1-day SOFR + 2.04%), 2.52%, 04/22/31(c)	275	251,431
(1-day SOFR + 2.08%), 4.91%, 07/25/33(c)	445	447,576
(1-day SOFR + 2.44%), 3.11%, 04/22/51(c)	291	195,812
(1-day SOFR + 2.58%), 5.72%, 09/14/33(c)	200	208,460
(3-mo. CME Term SOFR + 1.11%), 1.76%, 11/19/31(c)	171	148,168
(3-mo. CME Term SOFR + 1.21%), 3.51%, 01/23/29(c)	471	461,365
(3-mo. CME Term SOFR + 1.25%), 2.58%, 04/22/32(c)	400	357,230
(3-mo. CME Term SOFR + 1.38%), 4.01%, 04/23/29(c)	581	575,889
(3-mo. CME Term SOFR + 1.42%), 3.70%, 05/06/30(a)(c)	171	166,432
(3-mo. CME Term SOFR + 1.48%), 3.90%, 01/23/49(c)	100	78,969
(3-mo. CME Term SOFR + 1.51%), 2.74%, 10/15/30(c)	400	372,976
(3-mo. CME Term SOFR + 1.51%), 2.53%, 11/19/41(c)	257	180,137
(3-mo. CME Term SOFR + 1.52%), 4.20%, 07/23/29(c)	202	201,147
(3-mo. CME Term SOFR + 1.59%), 4.45%, 12/05/29(c)	427	427,801
(3-mo. CME Term SOFR + 1.60%), 3.78%, 02/01/28(c)	341	338,037
(3-mo. CME Term SOFR + 1.62%), 3.88%, 07/24/38(c)	171	150,815
(3-mo. CME Term SOFR + 1.64%), 3.54%, 05/01/28(c)	300	295,559
(3-mo. CME Term SOFR + 1.64%), 3.96%, 11/15/48(c)	427	341,402
(3-mo. CME Term SOFR + 1.72%), 4.03%, 07/24/48(c)	87	70,428
(3-mo. CME Term SOFR + 1.84%), 4.26%, 02/22/48(c)	171	144,075
(3-mo. CME Term SOFR + 2.46%), 3.11%, 04/22/41(c)	189	144,857
(3-mo. CME Term SOFR + 2.52%), 2.96%, 05/13/31(c)	341	315,323
(3-mo. CME Term SOFR + 3.79%), 4.49%, 03/24/31(c)	341	340,571
JPMorgan Chase Bank N.A., 5.11%, 12/08/26	250	253,165

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
KeyBank NA/Cleveland OH
5.00%, 01/26/33	$250	$ 246,698
Series BKNT, 5.85%, 11/15/27	250	258,108
KeyCorp.
2.25%, 04/06/27	87	83,892
2.55%, 10/01/29(a)	87	80,331
(1-day SOFR Index + 2.06%), 4.79%, 06/01/33(c)	105	102,361
(1-day SOFR Index + 2.42%), 6.40%, 03/06/35(c)	100	106,670
Kreditanstalt fuer Wiederaufbau
3.00%, 05/20/27(a)	700	689,926
3.50%, 08/27/27	400	398,061
3.75%, 02/15/28	400	400,626
3.88%, 06/15/28	700	703,218
4.00%, 03/15/29(a)	600	604,981
1.75%, 09/14/29	257	237,035
4.63%, 03/18/30	115	119,029
3.75%, 07/15/30	50	49,832
4.13%, 07/15/33(a)	1,400	1,396,491
4.38%, 02/28/34	500	505,440
Landwirtschaftliche Rentenbank
1.75%, 07/27/26	171	167,025
0.88%, 09/03/30	341	293,751
Series 44, 3.88%, 06/14/28	200	200,819
Lloyds Banking Group PLC
3.75%, 01/11/27	400	396,531
4.34%, 01/09/48	249	197,494
(1-year CMT + 0.85%), 5.09%, 11/26/28(c)	200	202,628
(1-year CMT + 1.07%), 5.72%, 06/05/30(c)	200	207,710
(1-year CMT + 1.20%), 5.59%, 11/26/35(c)	200	203,443
(1-year CMT + 1.48%), 5.99%, 08/07/27(c)	250	253,790
(1-year CMT + 1.70%), 5.87%, 03/06/29(c)	200	206,748
(1-year CMT + 1.75%), 5.68%, 01/05/35(a)(c)	200	205,299
(1-year CMT + 1.80%), 3.75%, 03/18/28(c)	222	219,290
(1-year CMT + 2.30%), 4.98%, 08/11/33(c)	200	198,251
(1-year CMT + 3.75%), 7.95%, 11/15/33(c)	225	257,803
M&T Bank Corp.(c)
(1-day SOFR + 1.40%), 5.18%, 07/08/31	45	45,745
(1-day SOFR + 1.61%), 5.39%, 01/16/36	120	119,583
(1-day SOFR + 1.85%), 5.05%, 01/27/34	200	197,174
(1-day SOFR Index + 1.78%), 4.55%, 08/16/28	100	100,245
Mitsubishi UFJ Financial Group, Inc.
2.76%, 09/13/26	250	245,487
3.29%, 07/25/27	171	168,055
3.96%, 03/02/28	171	169,742
3.74%, 03/07/29	341	334,573
3.20%, 07/18/29	200	190,740
2.56%, 02/25/30	349	320,387
4.29%, 07/26/38(a)	87	80,771
3.75%, 07/18/39	200	172,259
(1-year CMT + 0.75%), 1.54%, 07/20/27(c)	250	242,562
(1-year CMT + 0.83%), 2.34%, 01/19/28(c)	220	213,029
(1-year CMT + 0.95%), 2.31%, 07/20/32(c)	200	174,239
(1-year CMT + 0.97%), 2.49%, 10/13/32(c)	215	188,096
(1-year CMT + 1.00%), 5.43%, 04/17/35(c)	200	204,236
(1-year CMT + 1.10%), 2.85%, 01/19/33(c)	200	177,173
(1-year CMT + 1.30%), 4.08%, 04/19/28(c)	220	218,731
(1-year CMT + 1.90%), 5.35%, 09/13/28(c)	200	204,278
(1-year CMT + 1.95%), 5.02%, 07/20/28(c)	200	202,558
(1-year CMT + 2.13%), 5.13%, 07/20/33(c)	250	253,121
(1-year CMT + 2.13%), 5.47%, 09/13/33(c)	200	206,150
Mizuho Financial Group, Inc.
2.56%, 09/13/31	200	174,607
Security	Par (000)	Value
Banks (continued)
Mizuho Financial Group, Inc. (continued)
07/08/31(b)(c)	$200	$ 199,975
(1-year CMT + 1.07%), 5.32%, 07/08/36(c)	200	200,348
(1-year CMT + 1.25%), 3.26%, 05/22/30(c)	380	362,965
(1-year CMT + 1.30%), 5.59%, 07/10/35(c)	200	205,807
(1-year CMT + 1.65%), 5.78%, 07/06/29(c)	200	207,654
(1-year CMT + 1.90%), 5.75%, 07/06/34(c)	200	208,206
(1-year CMT + 2.05%), 5.41%, 09/13/28(a)(c)	520	531,566
(1-year CMT + 2.40%), 5.67%, 09/13/33(c)	520	539,658
Morgan Stanley
3.13%, 07/27/26	87	85,912
4.35%, 09/08/26	257	256,540
3.63%, 01/20/27	341	338,063
3.95%, 04/23/27	287	285,197
3.59%, 07/22/28(c)	384	377,278
7.25%, 04/01/32	50	57,544
3.97%, 07/22/38(c)	171	148,898
6.38%, 07/24/42	181	197,789
4.30%, 01/27/45	371	316,226
4.38%, 01/22/47	257	218,803
(1-day SOFR + 0.86%), 1.51%, 07/20/27(c)	326	316,240
(1-day SOFR + 1.00%), 2.48%, 01/21/28(c)	244	236,839
(1-day SOFR + 1.01%), 5.65%, 04/13/28(c)	225	229,995
(1-day SOFR + 1.02%), 1.93%, 04/28/32(c)	300	256,497
(1-day SOFR + 1.03%), 1.79%, 02/13/32(c)	338	289,174
(1-day SOFR + 1.10%), 4.65%, 10/18/30(c)	325	325,620
(1-day SOFR + 1.11%), 5.23%, 01/15/31(c)	215	220,094
(1-day SOFR + 1.14%), 2.70%, 01/22/31(c)	341	314,442
(1-day SOFR + 1.18%), 2.24%, 07/21/32(c)	387	335,122
(1-day SOFR + 1.20%), 2.51%, 10/20/32(c)	281	246,075
(1-day SOFR + 1.22%), 5.04%, 07/19/30(c)	225	228,823
(1-day SOFR + 1.26%), 5.66%, 04/18/30(c)	390	405,097
(1-day SOFR + 1.29%), 2.94%, 01/21/33(c)	343	306,125
(1-day SOFR + 1.36%), 2.48%, 09/16/36(c)	459	390,028
(1-day SOFR + 1.38%), 4.99%, 04/12/29(c)	75	76,091
(1-day SOFR + 1.42%), 5.59%, 01/18/36(c)	385	395,208
(1-day SOFR + 1.43%), 2.80%, 01/25/52(a)(c)	221	136,726
(1-day SOFR + 1.45%), 5.17%, 01/16/30(c)	250	255,237
(1-day SOFR + 1.49%), 3.22%, 04/22/42(c)	535	405,899
(1-day SOFR + 1.51%), 5.19%, 04/17/31(c)	350	358,795
(1-day SOFR + 1.56%), 5.32%, 07/19/35(c)	275	278,357
(1-day SOFR + 1.58%), 5.83%, 04/19/35(c)	285	298,583
(1-day SOFR + 1.59%), 5.16%, 04/20/29(c)	255	259,998
(1-day SOFR + 1.61%), 4.21%, 04/20/28(c)	246	245,492
(1-day SOFR + 1.63%), 5.45%, 07/20/29(c)	540	555,363
(1-day SOFR + 1.71%), 5.52%, 11/19/55(c)	295	288,283
(1-day SOFR + 1.73%), 5.12%, 02/01/29(c)	295	300,149
(1-day SOFR + 1.73%), 5.47%, 01/18/35(c)	300	306,915
(1-day SOFR + 1.76%), 5.66%, 04/17/36(c)	390	404,137
(1-day SOFR + 1.83%), 6.41%, 11/01/29(c)	280	296,582
(1-day SOFR + 1.87%), 5.25%, 04/21/34(c)	255	259,398
(1-day SOFR + 1.88%), 5.42%, 07/21/34(c)	340	348,297
(1-day SOFR + 2.05%), 6.63%, 11/01/34(c)	130	143,299
(1-day SOFR + 2.08%), 4.89%, 07/20/33(c)	70	70,071
(1-day SOFR + 2.24%), 6.30%, 10/18/28(c)	250	260,419
(1-day SOFR + 2.56%), 6.34%, 10/18/33(c)	200	217,142
(1-day SOFR + 2.62%), 5.30%, 04/20/37(c)	114	113,576
(1-day SOFR + 3.12%), 3.62%, 04/01/31(c)	400	383,583
(1-day SOFR + 4.84%), 5.60%, 03/24/51(a)(c)	171	169,710
(3-mo. CME Term SOFR + 1.40%), 3.77%, 01/24/29(c)	410	404,146
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Morgan Stanley (continued)
(3-mo. CME Term SOFR + 1.69%), 4.46%, 04/22/39(c)	$211	$ 195,641
(3-mo. CME Term SOFR + 1.89%), 4.43%, 01/23/30(c)	330	329,536
(5-year CMT + 1.80%), 5.94%, 02/07/39(a)(c)	100	102,641
(5-year CMT + 2.43%), 5.95%, 01/19/38(c)	90	92,587
Morgan Stanley Bank N.A.
Class BN, (1-day SOFR + 0.68%), 4.45%, 10/15/27(c)	250	250,367
Class BN, (1-day SOFR + 0.91%), 5.02%, 01/12/29(c)	250	253,887
Series BKNT, 5.88%, 10/30/26	250	255,261
Series BKNT, (1-day SOFR + 0.87%), 5.50%, 05/26/28(c)	250	255,279
Series BKNT, (1-day SOFR + 1.08%), 4.95%, 01/14/28(c)	250	252,014
National Australia Bank Ltd, 4.90%, 06/13/28	550	563,504
National Australia Bank Ltd., Series BKNT, 2.50%, 07/12/26(a)	250	245,825
National Bank of Canada
5.60%, 12/18/28	250	259,606
4.50%, 10/10/29	250	249,770
NatWest Group PLC(c)
(1-year CMT + 1.05%), 5.12%, 05/23/31	200	203,273
(1-year CMT + 1.50%), 5.78%, 03/01/35	200	207,689
(1-year CMT + 2.10%), 6.02%, 03/02/34	200	211,617
(3-mo. SOFR US + 2.17%), 5.08%, 01/27/30	450	456,590
(5-year CMT + 2.35%), 3.03%, 11/28/35	300	270,653
Northern Trust Corp.
4.00%, 05/10/27	102	101,875
3.65%, 08/03/28(a)	87	85,794
3.15%, 05/03/29	87	83,919
6.13%, 11/02/32	130	140,376
Oesterreichische Kontrollbank AG
4.25%, 03/01/28(a)	500	505,837
3.75%, 09/05/29	300	299,162
4.50%, 01/24/30(a)	85	87,311
PNC Bank N.A., Series BKNT, 4.05%, 07/26/28	300	297,640
PNC Financial Services Group, Inc.
1.15%, 08/13/26	171	165,215
3.45%, 04/23/29	341	331,556
2.55%, 01/22/30(a)	671	621,530
(1-day SOFR + 0.80%), 5.10%, 07/23/27(c)	125	125,941
(1-day SOFR + 0.98%), 2.31%, 04/23/32(c)	171	150,004
(1-day SOFR + 1.07%), 5.22%, 01/29/31(a)(c)	115	118,021
(1-day SOFR + 1.20%), 5.49%, 05/14/30(c)	125	129,510
(1-day SOFR + 1.26%), 4.81%, 10/21/32(c)	100	100,230
(1-day SOFR + 1.33%), 4.90%, 05/13/31(c)	100	101,270
(1-day SOFR + 1.34%), 5.30%, 01/21/28(c)	35	35,526
(1-day SOFR + 1.39%), 5.58%, 01/29/36(c)	205	211,287
(1-day SOFR + 1.60%), 5.40%, 07/23/35(c)	360	366,582
(1-day SOFR + 1.62%), 5.35%, 12/02/28(c)	135	138,259
(1-day SOFR + 1.84%), 5.58%, 06/12/29(c)	774	801,571
(1-day SOFR + 1.90%), 5.68%, 01/22/35(c)	200	207,799
(1-day SOFR + 1.93%), 5.07%, 01/24/34(c)	205	206,020
(1-day SOFR + 1.95%), 5.94%, 08/18/34(c)	100	105,788
(1-day SOFR + 2.28%), 6.88%, 10/20/34(c)	295	329,781
(1-day SOFR Index + 1.73%), 6.62%, 10/20/27(c)	100	102,799
Regions Financial Corp.
1.80%, 08/12/28(a)	341	314,877
(1-day SOFR + 1.49%), 5.72%, 06/06/30(a)(c)	50	51,640
(1-day SOFR + 2.06%), 5.50%, 09/06/35(c)	100	100,250
Security	Par (000)	Value
Banks (continued)
Royal Bank of Canada
1.15%, 07/14/26	$171	$ 165,756
5.20%, 07/20/26	175	176,710
1.40%, 11/02/26	76	73,370
4.88%, 01/19/27	50	50,485
2.05%, 01/21/27	87	84,363
3.63%, 05/04/27	79	78,239
4.24%, 08/03/27	220	220,358
6.00%, 11/01/27	100	103,921
4.90%, 01/12/28(a)	100	101,823
5.20%, 08/01/28	175	180,024
4.95%, 02/01/29	550	562,598
2.30%, 11/03/31	200	175,679
3.88%, 05/04/32	79	75,557
5.00%, 02/01/33	100	101,550
5.00%, 05/02/33	80	81,017
5.15%, 02/01/34	50	51,221
(1-day SOFR + 0.79%), 5.07%, 07/23/27(c)	125	125,836
(1-day SOFR + 0.83%), 4.97%, 01/24/29(c)	150	152,161
(1-day SOFR + 1.03%), 5.15%, 02/04/31(a)(c)	150	153,084
(1-day SOFR + 1.10%), 4.97%, 08/02/30(c)	125	126,740
(1-day SOFR Index + 0.72%), 4.51%, 10/18/27(c)	65	65,118
(1-day SOFR Index + 0.81%), 4.72%, 03/27/28(c)	125	125,753
(1-day SOFR Index + 0.86%), 4.52%, 10/18/28(c)	65	65,269
(1-day SOFR Index + 1.08%), 4.65%, 10/18/30(c)	250	250,439
(1-day SOFR Index + 1.13%), 4.97%, 05/02/31(c)	125	126,866
Santander Holdings USA, Inc.
3.24%, 10/05/26	341	335,739
4.40%, 07/13/27	100	99,833
(1-day SOFR + 1.25%), 2.49%, 01/06/28(a)(c)	140	135,523
(1-day SOFR + 1.61%), 5.47%, 03/20/29(c)	75	76,258
(1-day SOFR + 1.88%), 5.74%, 03/20/31(c)	75	76,991
(1-day SOFR + 1.94%), 5.35%, 09/06/30(c)	100	101,787
(1-day SOFR + 2.14%), 6.34%, 05/31/35(c)	85	88,763
(1-day SOFR + 2.36%), 6.50%, 03/09/29(c)	70	72,987
(1-day SOFR + 2.50%), 6.17%, 01/09/30(c)	40	41,631
(1-day SOFR + 2.70%), 6.57%, 06/12/29(c)	28	29,354
(1-day SOFR + 3.28%), 7.66%, 11/09/31(c)	50	55,770
Santander U.K. Group Holdings PLC(c)
(1-day SOFR + 1.22%), 2.47%, 01/11/28	200	193,633
(1-day SOFR + 2.60%), 6.53%, 01/10/29	200	208,744
(3-mo. SOFR US + 1.66%), 3.82%, 11/03/28	200	195,993
State Street Bank & Trust Co., 4.78%, 11/23/29(a)	250	255,325
State Street Corp.
5.27%, 08/03/26	100	101,004
4.99%, 03/18/27	100	101,447
4.33%, 10/22/27	100	100,509
4.54%, 02/28/28(a)	75	75,854
2.40%, 01/24/30(a)	75	69,738
4.73%, 02/28/30	75	76,138
4.83%, 04/24/30	75	76,391
(1-day SOFR + 0.56%), 1.68%, 11/18/27(c)	155	149,587
(1-day SOFR + 0.73%), 2.20%, 02/07/28(c)	61	59,085
(1-day SOFR + 0.95%), 4.54%, 04/24/28(c)	30	30,191
(1-day SOFR + 1.00%), 2.62%, 02/07/33(c)	67	58,949
(1-day SOFR + 1.02%), 4.53%, 02/20/29(c)	175	176,435
(1-day SOFR + 1.05%), 4.68%, 10/22/32(c)	100	100,040
(1-day SOFR + 1.22%), 5.15%, 02/28/36(c)	75	75,876
(1-day SOFR + 1.48%), 5.68%, 11/21/29(c)	100	104,579
(1-day SOFR + 1.49%), 3.03%, 11/01/34(c)	70	64,670
(1-day SOFR + 1.57%), 4.82%, 01/26/34(c)	80	79,708
(1-day SOFR + 1.61%), 4.42%, 05/13/33(c)	100	98,145
(1-day SOFR + 1.72%), 5.82%, 11/04/28(a)(c)	60	62,162

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
State Street Corp. (continued)
(1-day SOFR + 1.73%), 4.16%, 08/04/33(c)	$25	$ 24,033
(1-day SOFR + 1.89%), 5.16%, 05/18/34(c)	60	61,291
(1-day SOFR + 1.96%), 6.12%, 11/21/34(c)	50	53,412
(1-day SOFR + 2.65%), 3.15%, 03/30/31(c)	171	161,563
Sumitomo Mitsui Financial Group, Inc.
2.63%, 07/14/26	171	168,021
1.40%, 09/17/26	218	210,475
3.01%, 10/19/26	87	85,571
2.17%, 01/14/27	200	193,850
3.36%, 07/12/27	171	168,353
3.35%, 10/18/27	87	85,386
5.52%, 01/13/28	200	205,915
5.72%, 09/14/28	200	207,938
1.90%, 09/17/28	218	202,348
4.31%, 10/16/28	100	100,247
5.32%, 07/09/29	200	206,004
3.04%, 07/16/29	300	284,355
2.72%, 09/27/29	522	488,970
2.13%, 07/08/30	200	178,701
2.22%, 09/17/31	265	230,697
5.77%, 01/13/33	300	315,572
5.81%, 09/14/33(a)	200	212,242
5.56%, 07/09/34	200	206,515
5.63%, 01/15/35(a)	200	206,973
2.93%, 09/17/41	70	50,660
6.18%, 07/13/43	100	106,654
5.84%, 07/09/44	100	101,676
Synchrony Bank, 5.63%, 08/23/27	250	254,952
Toronto-Dominion Bank
5.53%, 07/17/26	75	75,923
1.25%, 09/10/26	189	182,383
5.26%, 12/11/26	35	35,474
4.57%, 12/17/26	75	75,284
1.95%, 01/12/27	87	84,109
2.80%, 03/10/27	133	129,867
4.98%, 04/05/27	100	101,232
4.11%, 06/08/27	100	99,715
4.69%, 09/15/27	200	201,924
4.86%, 01/31/28	75	76,027
4.57%, 06/02/28	75	75,552
5.52%, 07/17/28	175	181,016
4.99%, 04/05/29	100	102,062
4.78%, 12/17/29	75	75,880
4.81%, 06/03/30	75	75,712
2.00%, 09/10/31(a)	189	165,043
2.45%, 01/12/32	87	75,902
5.30%, 01/30/32	75	76,973
3.20%, 03/10/32	213	193,621
4.46%, 06/08/32	205	201,227
(5-year CMT + 1.50%), 5.15%, 09/10/34(c)	120	120,344
(5-year USD Swap + 2.21%), 3.63%, 09/15/31(c)	87	86,006
Truist Bank, Series BKNT, 3.80%, 10/30/26	250	247,650
Truist Financial Corp.
1.13%, 08/03/27	155	145,700
1.95%, 06/05/30	141	124,798
(1-day SOFR + 0.86%), 1.89%, 06/07/29(c)	171	159,129
(1-day SOFR + 1.31%), 5.07%, 05/20/31(c)	125	126,900
(1-day SOFR + 1.37%), 4.12%, 06/06/28(c)	65	64,759
(1-day SOFR + 1.44%), 4.87%, 01/26/29(c)	280	283,235
(1-day SOFR + 1.57%), 5.15%, 08/05/32(c)	100	101,944
(1-day SOFR + 1.62%), 5.44%, 01/24/30(c)	185	190,545
(1-day SOFR + 1.85%), 5.12%, 01/26/34(c)	130	130,081
Security	Par (000)	Value
Banks (continued)
Truist Financial Corp. (continued)
(1-day SOFR + 1.92%), 5.71%, 01/24/35(c)	$35	$ 36,279
(1-day SOFR + 2.24%), 4.92%, 07/28/33(a)(c)	100	97,585
(1-day SOFR + 2.30%), 6.12%, 10/28/33(c)	100	106,279
(1-day SOFR + 2.36%), 5.87%, 06/08/34(a)(c)	345	360,418
(1-day SOFR + 2.45%), 7.16%, 10/30/29(c)	330	356,957
U.S. Bancorp
3.90%, 04/26/28	341	338,811
3.00%, 07/30/29	200	189,339
1.38%, 07/22/30	141	121,832
(1-day SOFR + 0.73%), 2.22%, 01/27/28(c)	87	84,079
(1-day SOFR + 1.02%), 2.68%, 01/27/33(c)	87	76,268
(1-day SOFR + 1.06%), 5.05%, 02/12/31(c)	75	76,347
(1-day SOFR + 1.23%), 4.65%, 02/01/29(c)	150	150,973
(1-day SOFR + 1.25%), 5.10%, 07/23/30(c)	135	137,802
(1-day SOFR + 1.30%), 5.08%, 05/15/31(c)	150	153,006
(1-day SOFR + 1.41%), 5.42%, 02/12/36(a)(c)	120	122,278
(1-day SOFR + 1.56%), 5.38%, 01/23/30(c)	200	205,924
(1-day SOFR + 1.60%), 4.84%, 02/01/34(a)(c)	650	641,823
(1-day SOFR + 1.66%), 4.55%, 07/22/28(c)	160	160,361
(1-day SOFR + 1.86%), 5.68%, 01/23/35(c)	50	51,909
(1-day SOFR + 1.88%), 6.79%, 10/26/27(c)	50	51,471
(1-day SOFR + 2.02%), 5.78%, 06/12/29(c)	55	57,113
(1-day SOFR + 2.09%), 5.85%, 10/21/33(c)	200	210,407
(1-day SOFR + 2.11%), 4.97%, 07/22/33(c)	425	419,786
(1-day SOFR + 2.26%), 5.84%, 06/12/34(c)	150	157,562
(5-year CMT + 0.95%), 2.49%, 11/03/36(c)	121	102,703
Series V, 2.38%, 07/22/26	87	85,423
Series X, 3.15%, 04/27/27	200	196,465
UBS AG/Stamford CT
5.00%, 07/09/27	250	253,861
7.50%, 02/15/28	250	269,691
UBS Group AG, 4.88%, 05/15/45	518	465,326
Wachovia Corp., 5.50%, 08/01/35	100	101,609
Wells Fargo & Co.
3.00%, 10/23/26	400	393,144
4.30%, 07/22/27	257	257,051
4.15%, 01/24/29	371	369,594
5.38%, 11/02/43	155	146,979
5.61%, 01/15/44	214	207,417
4.65%, 11/04/44	270	231,130
3.90%, 05/01/45	197	156,501
4.90%, 11/17/45	257	226,057
4.40%, 06/14/46	244	199,064
4.75%, 12/07/46	275	235,676
(1-day SOFR + 1.07%), 5.71%, 04/22/28(c)	240	245,212
(1-day SOFR + 1.11%), 5.24%, 01/24/31(c)	330	338,526
(1-day SOFR + 1.37%), 4.97%, 04/23/29(c)	300	304,198
(1-day SOFR + 1.38%), 5.21%, 12/03/35(c)	350	351,346
(1-day SOFR + 1.50%), 5.20%, 01/23/30(c)	425	435,328
(1-day SOFR + 1.50%), 5.15%, 04/23/31(c)	300	307,249
(1-day SOFR + 1.50%), 3.35%, 03/02/33(c)	387	353,428
(1-day SOFR + 1.51%), 3.53%, 03/24/28(c)	563	555,188
(1-day SOFR + 1.74%), 5.57%, 07/25/29(c)	530	547,256
(1-day SOFR + 1.74%), 5.61%, 04/23/36(c)	275	283,860
(1-day SOFR + 1.78%), 5.50%, 01/23/35(c)	390	399,952
(1-day SOFR + 1.79%), 6.30%, 10/23/29(c)	185	195,524
(1-day SOFR + 1.98%), 4.81%, 07/25/28(c)	210	211,770
(1-day SOFR + 1.99%), 5.56%, 07/25/34(c)	490	505,693
(1-day SOFR + 2.02%), 5.39%, 04/24/34(c)	465	475,810
(1-day SOFR + 2.06%), 6.49%, 10/23/34(c)	215	235,002
(1-day SOFR + 2.10%), 2.39%, 06/02/28(c)	355	342,012
(1-day SOFR + 2.10%), 4.90%, 07/25/33(c)	500	500,097
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Wells Fargo & Co. (continued)
(1-day SOFR + 2.13%), 4.61%, 04/25/53(c)	$339	$ 288,900
(1-day SOFR + 2.53%), 3.07%, 04/30/41(c)	341	257,683
(3-mo. CME Term SOFR + 1.26%), 2.57%, 02/11/31(c)	257	235,442
(3-mo. CME Term SOFR + 1.43%), 2.88%, 10/30/30(c)	341	318,607
(3-mo. CME Term SOFR + 1.57%), 3.58%, 05/22/28(c)	257	253,042
(3-mo. CME Term SOFR + 4.03%), 4.48%, 04/04/31(c)	341	339,391
(3-mo. CME Term SOFR + 4.50%), 5.01%, 04/04/51(c)	533	485,306
Series W, (1-day SOFR + 0.78%), 4.90%, 01/24/28(c)	230	231,665
Wells Fargo Bank N.A.
5.25%, 12/11/26	250	253,605
Series BKNT, 5.45%, 08/07/26	500	506,374
Series BKNT, 6.60%, 01/15/38	250	276,669
Westpac Banking Corp.
4.60%, 10/20/26	55	55,355
4.04%, 08/26/27	100	100,014
5.46%, 11/18/27	250	257,889
3.40%, 01/25/28	87	85,712
5.54%, 11/17/28	100	104,659
1.95%, 11/20/28	171	159,552
5.05%, 04/16/29	100	103,191
2.65%, 01/16/30	138	129,314
4.35%, 07/01/30	100	100,206
2.15%, 06/03/31	240	213,095
6.82%, 11/17/33	55	60,479
4.42%, 07/24/39	171	155,222
3.13%, 11/18/41	59	42,960
(1-year CMT + 2.68%), 5.41%, 08/10/33(a)(c)	100	100,865
(5-year CMT + 1.53%), 3.02%, 11/18/36(c)	81	71,114
(5-year CMT + 1.75%), 2.67%, 11/15/35(c)	237	209,054
(5-year CMT + 2.00%), 4.11%, 07/24/34(a)(c)	150	144,955
(5-year USD ICE Swap + 2.24%), 4.32%, 11/23/31(c)	130	129,144
		184,294,235
Beverages — 0.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/36	597	582,523
4.90%, 02/01/46	882	808,477
Anheuser-Busch InBev Finance, Inc.
4.70%, 02/01/36(a)	100	97,575
4.63%, 02/01/44	112	101,082
4.90%, 02/01/46	87	79,274
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/29	298	303,369
3.50%, 06/01/30	297	286,532
5.00%, 06/15/34(a)	165	168,431
4.38%, 04/15/38(a)	171	159,555
8.20%, 01/15/39	197	251,248
5.45%, 01/23/39	171	173,939
4.95%, 01/15/42	87	82,073
4.44%, 10/06/48	209	177,728
5.55%, 01/23/49	600	595,449
4.75%, 04/15/58	150	131,536
Security	Par (000)	Value
Beverages (continued)
Anheuser-Busch InBev Worldwide, Inc. (continued)
5.80%, 01/23/59	$271	$ 277,551
Brown-Forman Corp.
4.75%, 04/15/33(a)	40	39,974
4.00%, 04/15/38	87	76,248
Coca-Cola Co.
2.90%, 05/25/27	87	85,375
1.50%, 03/05/28	171	160,721
2.13%, 09/06/29(a)	171	158,721
3.45%, 03/25/30	87	84,491
1.65%, 06/01/30	220	195,122
2.00%, 03/05/31	158	140,480
2.25%, 01/05/32	291	257,579
5.00%, 05/13/34	75	77,229
4.65%, 08/14/34(a)	150	150,765
2.50%, 06/01/40	171	124,676
2.88%, 05/05/41	87	65,370
4.20%, 03/25/50	150	124,936
2.60%, 06/01/50	171	105,426
3.00%, 03/05/51	140	93,016
2.50%, 03/15/51(a)	257	154,312
5.30%, 05/13/54	75	72,974
5.20%, 01/14/55	50	47,866
2.75%, 06/01/60(a)	75	44,682
5.40%, 05/13/64	275	268,277
Coca-Cola Consolidated, Inc.
5.25%, 06/01/29	50	51,524
5.45%, 06/01/34	50	51,522
Coca-Cola Femsa SAB de C.V.
2.75%, 01/22/30	150	140,109
1.85%, 09/01/32(a)	218	178,590
Constellation Brands, Inc.
3.70%, 12/06/26	130	128,933
3.50%, 05/09/27	171	168,269
4.80%, 01/15/29(a)	25	25,255
3.15%, 08/01/29	171	162,443
4.80%, 05/01/30	25	25,206
2.25%, 08/01/31	326	282,415
4.90%, 05/01/33(a)	60	59,450
4.10%, 02/15/48(a)	87	67,695
3.75%, 05/01/50	87	63,287
Diageo Capital PLC
5.38%, 10/05/26	200	202,507
5.30%, 10/24/27(a)	200	204,946
5.50%, 01/24/33	200	208,190
5.63%, 10/05/33	200	210,204
3.88%, 04/29/43	74	59,518
Diageo Investment Corp., 4.25%, 05/11/42(a)	87	74,262
Keurig Dr. Pepper, Inc.
2.55%, 09/15/26	100	98,013
5.10%, 03/15/27	50	50,621
4.35%, 05/15/28	50	50,085
5.05%, 03/15/29	50	51,115
3.95%, 04/15/29	65	63,942
3.20%, 05/01/30	87	82,027
4.60%, 05/15/30	50	50,254
4.05%, 04/15/32(a)	71	68,229
5.30%, 03/15/34	50	51,177
5.15%, 05/15/35	50	49,893
4.50%, 11/15/45	100	83,566
4.42%, 12/15/46	87	71,623

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
Keurig Dr. Pepper, Inc. (continued)
3.80%, 05/01/50	$87	$ 64,332
3.35%, 03/15/51	87	58,444
4.50%, 04/15/52	72	59,316
Series 10, 5.20%, 03/15/31	50	51,595
Series 31, 2.25%, 03/15/31	87	76,792
Molson Coors Beverage Co.
3.00%, 07/15/26	200	197,024
5.00%, 05/01/42	100	91,212
4.20%, 07/15/46(a)	187	149,190
Pepsico Singapore Financing I Pte. Ltd.
4.65%, 02/16/27	50	50,463
4.55%, 02/16/29	50	50,732
4.70%, 02/16/34	50	49,754
PepsiCo, Inc.
2.38%, 10/06/26	171	167,594
5.13%, 11/10/26	75	75,945
4.40%, 02/07/27	50	50,338
3.00%, 10/15/27	87	85,065
4.45%, 02/07/28	50	50,620
3.60%, 02/18/28	50	49,570
4.45%, 05/15/28	60	60,904
4.50%, 07/17/29	75	76,196
2.63%, 07/29/29	171	161,746
4.60%, 02/07/30	50	50,924
2.75%, 03/19/30	341	319,777
1.63%, 05/01/30	104	92,328
1.40%, 02/25/31	206	176,662
1.95%, 10/21/31	169	146,881
3.90%, 07/18/32(a)	70	67,655
4.45%, 02/15/33(a)	60	60,037
4.80%, 07/17/34	75	75,488
5.00%, 02/07/35	130	131,976
2.63%, 10/21/41	87	61,492
4.45%, 04/14/46	300	264,708
3.45%, 10/06/46	89	66,011
3.38%, 07/29/49	75	53,828
2.88%, 10/15/49	87	57,142
3.63%, 03/19/50	121	91,492
2.75%, 10/21/51	257	160,336
4.20%, 07/18/52	25	20,486
4.65%, 02/15/53	60	52,894
5.25%, 07/17/54(a)	75	72,692
		13,639,093
Biotechnology — 0.3%
Amgen, Inc.
2.60%, 08/19/26	124	121,711
2.20%, 02/21/27	300	290,194
5.15%, 03/02/28	330	337,181
4.05%, 08/18/29	330	326,174
2.45%, 02/21/30	100	91,581
5.25%, 03/02/30	345	355,482
2.00%, 01/15/32	240	204,662
3.35%, 02/22/32	73	67,595
4.20%, 03/01/33	330	316,742
5.25%, 03/02/33	365	373,768
3.15%, 02/21/40	171	131,717
2.80%, 08/15/41	189	136,558
4.95%, 10/01/41	341	313,159
5.15%, 11/15/41	87	81,984
5.60%, 03/02/43	330	327,364
4.56%, 06/15/48	87	73,939
Security	Par (000)	Value
Biotechnology (continued)
Amgen, Inc. (continued)
3.38%, 02/21/50(a)	$171	$ 120,287
4.66%, 06/15/51	300	256,844
3.00%, 01/15/52	240	154,091
4.20%, 02/22/52	60	46,978
4.88%, 03/01/53	55	48,030
5.65%, 03/02/53(a)	445	434,496
2.77%, 09/01/53	71	42,105
4.40%, 02/22/62	275	214,657
5.75%, 03/02/63	310	301,379
Baxalta, Inc., 5.25%, 06/23/45	78	72,829
Biogen, Inc.
2.25%, 05/01/30(a)	138	124,347
3.15%, 05/01/50	193	121,634
3.25%, 02/15/51(a)	104	66,382
Bio-Rad Laboratories, Inc.
3.30%, 03/15/27	60	58,844
3.70%, 03/15/32(a)	67	61,612
Gilead Sciences, Inc.
2.95%, 03/01/27	87	85,409
1.20%, 10/01/27	62	58,210
4.80%, 11/15/29	60	61,241
1.65%, 10/01/30	183	159,973
5.25%, 10/15/33	50	51,726
5.10%, 06/15/35	75	75,960
4.60%, 09/01/35	231	224,393
2.60%, 10/01/40	100	71,747
5.65%, 12/01/41	181	184,033
4.80%, 04/01/44	189	172,654
4.75%, 03/01/46	457	409,073
4.15%, 03/01/47	197	160,907
2.80%, 10/01/50	200	125,727
5.55%, 10/15/53(a)	105	103,651
5.50%, 11/15/54	75	73,470
5.60%, 11/15/64	75	73,705
Illumina, Inc.
4.65%, 09/09/26	25	25,030
5.75%, 12/13/27	100	102,456
2.55%, 03/23/31	55	48,359
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30	140	121,593
2.80%, 09/15/50(a)	144	85,965
Royalty Pharma PLC
1.75%, 09/02/27	257	243,391
5.15%, 09/02/29	50	51,023
2.15%, 09/02/31	59	50,690
5.40%, 09/02/34(a)	50	50,659
3.30%, 09/02/40	171	128,781
3.35%, 09/02/51	87	56,378
5.90%, 09/02/54	50	48,652
		8,779,182
Building Materials — 0.1%
Amrize Finance U.S. LLC(d)
4.60%, 04/07/27	225	225,911
4.70%, 04/07/28	25	25,227
Carrier Global Corp.
2.49%, 02/15/27	77	74,936
2.72%, 02/15/30	200	185,863
5.90%, 03/15/34	96	102,207
3.38%, 04/05/40	171	135,714
3.58%, 04/05/50(a)	201	147,495
6.20%, 03/15/54(a)	75	80,363
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Building Materials (continued)
CRH America Finance, Inc., 5.40%, 05/21/34	$200	$ 205,052
CRH SMW Finance DAC, 5.13%, 01/09/30	300	307,587
Eagle Materials, Inc., 2.50%, 07/01/31	67	59,413
Fortune Brands Innovations, Inc.
3.25%, 09/15/29	87	82,437
5.88%, 06/01/33(a)	38	39,849
4.50%, 03/25/52	87	69,311
Johnson Controls International PLC
4.50%, 02/15/47	87	73,193
4.95%, 07/02/64(e)	64	53,466
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
5.50%, 04/19/29	50	51,855
1.75%, 09/15/30	70	61,442
2.00%, 09/16/31	121	103,719
4.90%, 12/01/32	65	65,337
Lennox International, Inc., 5.50%, 09/15/28	60	61,872
Martin Marietta Materials, Inc.
3.45%, 06/01/27	87	85,534
2.50%, 03/15/30	171	156,909
2.40%, 07/15/31	58	51,147
5.15%, 12/01/34	30	30,139
4.25%, 12/15/47	87	70,584
3.20%, 07/15/51(a)	75	49,690
5.50%, 12/01/54	120	115,705
Masco Corp.
1.50%, 02/15/28	65	60,350
2.00%, 02/15/31	87	74,827
3.13%, 02/15/51	73	45,403
Mohawk Industries, Inc.
5.85%, 09/18/28	50	51,902
3.63%, 05/15/30(a)	75	71,801
Owens Corning
5.50%, 06/15/27	25	25,535
3.88%, 06/01/30(a)	75	72,403
5.70%, 06/15/34(a)	55	57,123
4.40%, 01/30/48	171	139,441
5.95%, 06/15/54(a)	75	75,825
Trane Technologies Financing Ltd.
3.80%, 03/21/29	300	294,846
4.65%, 11/01/44	30	26,445
4.50%, 03/21/49	87	72,745
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28	80	79,052
4.30%, 02/21/48	87	71,332
Vulcan Materials Co.
3.90%, 04/01/27	171	169,826
4.95%, 12/01/29	40	40,787
5.35%, 12/01/34	75	76,348
4.50%, 06/15/47	87	73,398
4.70%, 03/01/48	100	86,529
5.70%, 12/01/54	35	34,720
		4,472,595
Building Products — 0.2%
Home Depot, Inc.
2.13%, 09/15/26	87	84,990
4.95%, 09/30/26	50	50,494
2.50%, 04/15/27	140	136,271
2.88%, 04/15/27	79	77,455
4.88%, 06/25/27	80	81,260
2.80%, 09/14/27	87	84,777
Security	Par (000)	Value
Building Products (continued)
Home Depot, Inc. (continued)
0.90%, 03/15/28	$117	$ 107,903
1.50%, 09/15/28(a)	87	80,404
3.90%, 12/06/28	78	77,755
4.90%, 04/15/29	50	51,298
2.95%, 06/15/29	402	384,686
4.75%, 06/25/29	270	275,598
2.70%, 04/15/30	75	70,036
1.38%, 03/15/31	275	233,294
4.85%, 06/25/31	105	107,694
1.88%, 09/15/31	87	74,893
3.25%, 04/15/32	266	245,893
4.50%, 09/15/32	200	200,954
4.95%, 06/25/34	320	323,855
5.88%, 12/16/36	274	293,836
3.30%, 04/15/40	189	150,891
5.40%, 09/15/40	87	87,943
5.95%, 04/01/41	87	91,683
4.20%, 04/01/43	130	110,890
4.88%, 02/15/44	100	92,341
4.40%, 03/15/45	214	184,522
4.25%, 04/01/46	171	143,297
3.90%, 06/15/47	171	134,717
4.50%, 12/06/48	171	146,670
3.13%, 12/15/49	104	70,183
2.38%, 03/15/51	155	87,651
2.75%, 09/15/51	87	53,298
3.63%, 04/15/52	177	128,834
4.95%, 09/15/52	80	72,770
5.30%, 06/25/54(a)	140	134,405
3.50%, 09/15/56	150	104,322
Lowe’s Cos., Inc.
3.35%, 04/01/27	75	73,883
3.10%, 05/03/27	300	294,214
1.30%, 04/15/28(a)	146	135,076
1.70%, 09/15/28	97	89,721
3.65%, 04/05/29	87	84,972
4.50%, 04/15/30(a)	171	172,305
1.70%, 10/15/30(a)	79	68,769
2.63%, 04/01/31	171	154,252
3.75%, 04/01/32	403	380,079
5.00%, 04/15/33(a)	100	101,054
5.15%, 07/01/33(a)	75	76,536
5.00%, 04/15/40	171	160,469
2.80%, 09/15/41	72	50,300
4.38%, 09/15/45	171	141,087
3.70%, 04/15/46	227	168,868
4.05%, 05/03/47	150	116,883
3.00%, 10/15/50	211	131,824
3.50%, 04/01/51	171	117,124
4.25%, 04/01/52	67	52,441
5.63%, 04/15/53	220	211,582
4.45%, 04/01/62	75	58,200
5.80%, 09/15/62(a)	120	116,593
5.85%, 04/01/63(a)	110	107,387
		7,901,382
Capital Markets — 0.4%
Ameriprise Financial, Inc.
2.88%, 09/15/26	87	85,712
5.70%, 12/15/28(a)	25	26,197
5.15%, 05/15/33	50	51,304

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Capital Markets (continued)
Ameriprise Financial, Inc. (continued)
5.20%, 04/15/35	$50	$ 50,368
Apollo Debt Solutions BDC
6.90%, 04/13/29	100	104,386
6.55%, 03/15/32(d)	50	51,070
Apollo Global Management, Inc.
6.38%, 11/15/33	25	27,304
5.80%, 05/21/54	100	98,759
Ares Capital Corp.
2.88%, 06/15/28	178	167,735
5.88%, 03/01/29	235	239,620
5.95%, 07/15/29	200	204,635
5.50%, 09/01/30	70	69,783
3.20%, 11/15/31	137	119,262
5.80%, 03/08/32	50	49,791
Ares Management Corp., 5.60%, 10/11/54	85	80,216
Bain Capital Specialty Finance, Inc., 2.55%, 10/13/26	70	67,911
BGC Group, Inc.
6.60%, 06/10/29(a)	25	25,910
6.15%, 04/02/30(d)	25	25,348
Blackstone Private Credit Fund
2.63%, 12/15/26	75	72,464
3.25%, 03/15/27	206	200,297
7.30%, 11/27/28	25	26,662
5.95%, 07/16/29	225	229,257
5.60%, 11/22/29	50	50,345
6.25%, 01/25/31	25	25,717
6.00%, 01/29/32	100	100,553
6.00%, 11/22/34(a)	50	48,893
Blackstone Reg Finance Co. LLC, 5.00%, 12/06/34	50	49,776
Blackstone Secured Lending Fund
5.88%, 11/15/27	25	25,518
5.35%, 04/13/28	25	25,178
2.85%, 09/30/28	210	195,424
5.30%, 06/30/30	25	24,771
Blue Owl Capital Corp.
3.40%, 07/15/26	171	168,252
2.63%, 01/15/27	75	72,435
3.13%, 04/13/27	70	67,594
2.88%, 06/11/28	100	93,160
6.20%, 07/15/30	40	40,407
Blue Owl Credit Income Corp.
4.70%, 02/08/27	40	39,746
7.95%, 06/13/28	75	80,189
7.75%, 01/15/29	200	212,342
6.60%, 09/15/29	50	51,447
5.80%, 03/15/30	100	100,163
6.65%, 03/15/31	40	41,140
Blue Owl Finance LLC, 6.25%, 04/18/34	120	123,475
Brookfield Asset Management Ltd., 5.80%, 04/24/35	50	51,306
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc., 2.34%, 01/30/32(a)	86	73,132
Brookfield Finance, Inc.
3.90%, 01/25/28	181	178,876
4.85%, 03/29/29	200	201,833
4.35%, 04/15/30	87	85,833
2.72%, 04/15/31	107	96,744
6.35%, 01/05/34	250	268,202
5.68%, 01/15/35	50	51,315
4.70%, 09/20/47	87	73,935
3.50%, 03/30/51	79	53,590
3.63%, 02/15/52(a)	61	42,118
5.97%, 03/04/54	50	49,899
Security	Par (000)	Value
Capital Markets (continued)
Brookfield Finance, Inc. (continued)
5.81%, 03/03/55	$25	$ 24,447
Charles Schwab Corp.
5.88%, 08/24/26	40	40,670
2.45%, 03/03/27	82	79,690
3.20%, 01/25/28	171	167,398
2.00%, 03/20/28	140	132,502
3.25%, 05/22/29	70	67,600
2.75%, 10/01/29	120	112,576
4.63%, 03/22/30	200	203,238
1.65%, 03/11/31	87	74,695
2.30%, 05/13/31	171	152,153
2.90%, 03/03/32	140	125,919
(1-day SOFR + 1.88%), 6.20%, 11/17/29(c)	100	106,105
(1-day SOFR + 2.50%), 5.85%, 05/19/34(c)	300	318,693
CI Financial Corp.
3.20%, 12/17/30	104	91,751
4.10%, 06/15/51(a)	40	28,321
Credit Suisse USA LLC, 7.13%, 07/15/32(a)	200	227,744
Franklin Resources, Inc., 2.95%, 08/12/51	75	45,874
FS KKR Capital Corp.
2.63%, 01/15/27	71	68,082
3.25%, 07/15/27	87	83,434
3.13%, 10/12/28	87	79,779
6.88%, 08/15/29	75	76,911
6.13%, 01/15/30	50	49,657
Goldman Sachs Private Credit Corp.(a)(d)
5.88%, 05/06/28	25	25,268
6.25%, 05/06/30	25	25,340
Golub Capital BDC, Inc.
2.50%, 08/24/26	70	68,122
6.00%, 07/15/29	225	228,055
HA Sustainable Infrastructure Capital, Inc.
6.15%, 01/15/31	25	25,312
6.38%, 07/01/34	75	75,005
6.75%, 07/15/35	25	25,453
Hercules Capital, Inc.
3.38%, 01/20/27(a)	70	67,790
6.00%, 06/16/30	25	24,949
Invesco Finance PLC, 5.38%, 11/30/43	87	81,846
Janus Henderson U.S. Holdings, Inc., 5.45%, 09/10/34(a)	25	24,799
Jefferies Financial Group, Inc.
4.85%, 01/15/27	171	172,281
5.88%, 07/21/28	120	124,451
4.15%, 01/23/30	171	167,010
2.63%, 10/15/31	71	61,774
2.75%, 10/15/32	141	118,680
6.20%, 04/14/34	275	287,655
Lazard Group LLC
4.50%, 09/19/28(a)	100	99,608
6.00%, 03/15/31	200	210,015
Legg Mason, Inc., 5.63%, 01/15/44	109	108,017
Main Street Capital Corp.
3.00%, 07/14/26	70	68,538
6.50%, 06/04/27	25	25,561
6.95%, 03/01/29	25	26,010
MSD Investment Corp., 6.25%, 05/31/30(d)	25	24,728
New Mountain Finance Corp., 6.20%, 10/15/27(a)	25	25,264
Nomura Holdings, Inc.
1.65%, 07/14/26	200	194,246
2.33%, 01/22/27	222	214,714
5.84%, 01/18/28(a)	200	206,165
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Capital Markets (continued)
Nomura Holdings, Inc. (continued)
2.17%, 07/14/28	$400	$ 373,400
2.71%, 01/22/29	222	208,084
5.61%, 07/06/29	200	207,073
3.10%, 01/16/30(a)	200	186,828
2.61%, 07/14/31	200	176,465
Oaktree Specialty Lending Corp., 7.10%, 02/15/29(a)	100	102,939
Raymond James Financial, Inc.
4.95%, 07/15/46	87	78,174
3.75%, 04/01/51	100	72,825
Stifel Financial Corp., 4.00%, 05/15/30	100	96,125
Voya Financial, Inc.(a)
5.00%, 09/20/34	40	39,086
5.70%, 07/15/43	87	84,625
		11,726,818
Chemicals — 0.3%
Air Products and Chemicals, Inc.
1.85%, 05/15/27	73	70,084
4.30%, 06/11/28	25	25,127
4.60%, 02/08/29	100	101,435
2.05%, 05/15/30(a)	75	67,839
4.75%, 02/08/31	100	101,742
4.90%, 10/11/32	25	25,350
4.80%, 03/03/33	70	70,563
4.85%, 02/08/34(a)	100	100,248
2.70%, 05/15/40	87	63,293
2.80%, 05/15/50(a)	111	70,127
Albemarle Corp.
5.45%, 12/01/44	60	50,081
5.65%, 06/01/52(a)	50	41,677
Cabot Corp., 5.00%, 06/30/32	100	99,817
CF Industries, Inc.
5.15%, 03/15/34	87	86,641
4.95%, 06/01/43	87	77,345
5.38%, 03/15/44	87	80,765
Dow Chemical Co.
4.80%, 11/30/28	75	76,030
6.30%, 03/15/33(a)	50	53,615
5.15%, 02/15/34(a)	25	24,990
5.35%, 03/15/35	50	49,737
9.40%, 05/15/39	69	90,338
5.25%, 11/15/41	74	67,655
4.38%, 11/15/42	87	70,793
4.63%, 10/01/44	100	82,541
5.55%, 11/30/48	171	156,218
4.80%, 05/15/49	100	81,856
3.60%, 11/15/50	87	58,776
6.90%, 05/15/53(a)	150	161,364
5.60%, 02/15/54(a)	125	113,776
5.95%, 03/15/55	50	47,656
DuPont de Nemours, Inc.
4.73%, 11/15/28	257	260,901
5.32%, 11/15/38	130	134,568
5.42%, 11/15/48	257	258,808
Eastman Chemical Co.
4.50%, 12/01/28	71	71,158
5.00%, 08/01/29	150	152,092
5.75%, 03/08/33	40	41,588
4.80%, 09/01/42	87	76,086
4.65%, 10/15/44	71	60,084
Security	Par (000)	Value
Chemicals (continued)
Ecolab, Inc.
5.25%, 01/15/28(a)	$75	$ 77,254
4.80%, 03/24/30(a)	87	89,133
1.30%, 01/30/31	140	118,996
2.13%, 02/01/32(a)	171	147,560
2.13%, 08/15/50	140	76,462
2.70%, 12/15/51	124	76,072
EIDP, Inc.
2.30%, 07/15/30	140	127,471
5.13%, 05/15/32	50	50,987
FMC Corp.
3.20%, 10/01/26	55	53,967
3.45%, 10/01/29	60	55,890
5.65%, 05/18/33	40	39,537
4.50%, 10/01/49	58	42,975
6.38%, 05/18/53	40	38,327
Huntsman International LLC
2.95%, 06/15/31	65	54,710
5.70%, 10/15/34(a)	25	23,234
International Flavors & Fragrances, Inc.
4.45%, 09/26/28	87	86,888
4.38%, 06/01/47	87	67,186
5.00%, 09/26/48	87	74,884
Linde, Inc.
1.10%, 08/10/30	155	133,303
2.00%, 08/10/50	122	63,912
LYB International Finance BV
5.25%, 07/15/43	75	66,822
4.88%, 03/15/44	62	52,385
LYB International Finance III LLC
2.25%, 10/01/30	117	103,626
5.63%, 05/15/33	40	40,899
5.50%, 03/01/34(a)	75	74,859
3.38%, 10/01/40	94	69,414
4.20%, 10/15/49	144	106,870
4.20%, 05/01/50	87	64,467
3.63%, 04/01/51	127	84,935
3.80%, 10/01/60	70	45,235
LyondellBasell Industries NV, 4.63%, 02/26/55(a)	150	117,582
Mosaic Co.
4.05%, 11/15/27	171	169,716
5.38%, 11/15/28	50	51,327
5.45%, 11/15/33(a)	214	218,889
Nutrien Ltd.
4.00%, 12/15/26	87	86,445
4.50%, 03/12/27	50	50,128
5.20%, 06/21/27	50	50,759
4.90%, 03/27/28	30	30,425
2.95%, 05/13/30	171	159,181
5.25%, 03/12/32	75	76,482
5.40%, 06/21/34(a)	50	50,829
4.90%, 06/01/43	87	77,856
5.25%, 01/15/45	50	46,041
5.00%, 04/01/49	130	115,814
3.95%, 05/13/50	87	64,177
5.80%, 03/27/53(a)	100	98,919
PPG Industries, Inc., 2.80%, 08/15/29	171	160,843
RPM International, Inc.
2.95%, 01/15/32	86	75,833
5.25%, 06/01/45	87	79,859
Sherwin-Williams Co.
3.45%, 06/01/27	87	85,814

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
Sherwin-Williams Co. (continued)
2.95%, 08/15/29	$108	$ 102,024
2.20%, 03/15/32	189	162,383
4.55%, 08/01/45	100	84,477
4.50%, 06/01/47	171	143,047
3.80%, 08/15/49	153	112,487
Westlake Corp.
3.60%, 08/15/26	87	86,106
3.38%, 06/15/30	75	70,767
5.00%, 08/15/46(a)	130	112,392
3.13%, 08/15/51	110	67,832
		8,339,458
Commercial Services & Supplies — 0.3%
American University, Series 2019, 3.67%, 04/01/49	60	44,833
Automatic Data Processing, Inc.
1.70%, 05/15/28	100	94,035
1.25%, 09/01/30(a)	341	295,342
4.75%, 05/08/32	75	76,077
4.45%, 09/09/34	50	49,033
Block Financial LLC, 2.50%, 07/15/28	89	83,792
Brown University, 2.92%, 09/01/50	75	49,441
California Endowment, Series 2021, 2.50%, 04/01/51	84	48,567
California Institute of Technology, 3.65%, 09/01/2119(a)	171	107,583
Cintas Corp. No 2, 4.20%, 05/01/28	50	50,119
Cintas Corp. No. 2
3.70%, 04/01/27	87	86,370
4.00%, 05/01/32	61	58,956
Duke University
Series 2020, 2.68%, 10/01/44	75	53,004
Series 2020, 2.83%, 10/01/55	88	53,704
Emory University, Series 2020, 2.97%, 09/01/50	62	40,301
Equifax, Inc.
5.10%, 12/15/27	70	71,116
5.10%, 06/01/28	40	40,764
4.80%, 09/15/29	40	40,334
2.35%, 09/15/31	171	149,130
Ford Foundation(a)
Series 2020, 2.42%, 06/01/50	60	34,927
Series 2020, 2.82%, 06/01/70	70	39,038
GATX Corp.
3.25%, 09/15/26	130	128,068
3.85%, 03/30/27	87	86,109
4.70%, 04/01/29	171	172,337
3.50%, 06/01/32	50	45,511
4.90%, 03/15/33	145	143,464
5.45%, 09/15/33	100	102,058
6.05%, 03/15/34	50	52,840
6.90%, 05/01/34	25	27,674
5.50%, 06/15/35	75	75,958
6.05%, 06/05/54	75	75,063
George Washington University
4.87%, 09/15/45	74	66,742
Series 2014, 4.30%, 09/15/44	87	73,740
Series 2018, 4.13%, 09/15/48	58	46,759
Georgetown University
Series 20A, 2.94%, 04/01/50	77	49,563
Series A, 5.22%, 10/01/2118	62	54,409
Series B, 4.32%, 04/01/49	40	33,106
Global Payments, Inc.
2.15%, 01/15/27	86	83,188
Security	Par (000)	Value
Commercial Services & Supplies (continued)
Global Payments, Inc. (continued)
3.20%, 08/15/29	$187	$ 176,830
5.30%, 08/15/29	35	35,632
2.90%, 05/15/30	200	183,878
2.90%, 11/15/31	69	61,029
5.40%, 08/15/32(a)	200	204,148
4.15%, 08/15/49	62	45,761
5.95%, 08/15/52(a)	25	24,033
GXO Logistics, Inc.
1.65%, 07/15/26	171	165,395
6.25%, 05/06/29	25	26,100
2.65%, 07/15/31(a)	87	75,702
6.50%, 05/06/34	25	26,150
Howard University, Series 22A, 5.21%, 10/01/52	73	63,329
Leland Stanford Junior University
4.68%, 03/01/35(a)	50	49,653
3.65%, 05/01/48	130	99,137
2.41%, 06/01/50	75	44,318
Massachusetts Institute of Technology
3.96%, 07/01/38	98	89,149
3.07%, 04/01/52	27	17,924
5.60%, 07/01/2111	87	86,602
4.68%, 07/01/2114	75	62,337
Series F, 2.99%, 07/01/50	73	49,026
Series G, 2.29%, 07/01/51(a)	56	31,445
Moody’s Corp.
3.25%, 01/15/28	130	127,275
2.00%, 08/19/31(a)	73	63,353
5.00%, 08/05/34	50	50,530
2.75%, 08/19/41	63	44,524
3.25%, 05/20/50	71	47,666
3.75%, 02/25/52	74	55,021
3.10%, 11/29/61	81	50,212
Northeastern University, Series 2020, 2.89%, 10/01/50(a)	51	33,389
Northwestern University
Series 2017, 3.66%, 12/01/57	58	41,159
Series 2020, 2.64%, 12/01/50	85	52,747
PayPal Holdings, Inc.
2.65%, 10/01/26	171	167,923
2.85%, 10/01/29	229	216,115
2.30%, 06/01/30	81	73,686
4.40%, 06/01/32	90	88,941
5.15%, 06/01/34	75	76,180
5.10%, 04/01/35	50	50,218
3.25%, 06/01/50(a)	102	69,408
5.05%, 06/01/52(a)	90	83,033
5.50%, 06/01/54(a)	75	73,561
5.25%, 06/01/62	90	82,398
President and Fellows of Harvard College
3.15%, 07/15/46	62	44,549
2.52%, 10/15/50(a)	71	43,070
3.30%, 07/15/56	121	81,942
Quanta Services, Inc.
4.75%, 08/09/27	50	50,420
2.90%, 10/01/30	90	82,967
2.35%, 01/15/32	80	68,875
5.25%, 08/09/34	50	50,612
3.05%, 10/01/41	69	48,928
RELX Capital, Inc., 5.25%, 03/27/35	100	102,326
Rockefeller Foundation, Series 2020, 2.49%, 10/01/50(a)	71	41,835
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services & Supplies (continued)
Rollins, Inc., 5.25%, 02/24/35	$25	$ 25,090
S&P Global, Inc.
2.45%, 03/01/27	160	155,698
4.75%, 08/01/28	171	173,453
2.70%, 03/01/29	70	66,345
4.25%, 05/01/29	171	170,904
2.50%, 12/01/29	81	75,311
1.25%, 08/15/30(a)	75	64,569
2.90%, 03/01/32	95	86,366
3.25%, 12/01/49	80	56,514
3.70%, 03/01/52	76	57,450
2.30%, 08/15/60	87	44,426
3.90%, 03/01/62	30	22,350
Thomas Jefferson University, 3.85%, 11/01/57(a)	47	32,498
TR Finance LLC, 5.65%, 11/23/43	171	166,419
Trustees of Boston College, 3.13%, 07/01/52(a)	87	59,568
Trustees of Princeton University
4.65%, 07/01/30(a)	5	5,117
5.70%, 03/01/39	87	93,110
Series 2020, 2.52%, 07/01/50(a)	74	45,224
Trustees of the University of Pennsylvania
3.61%, 02/15/2119(a)	57	36,432
Series 2020, 2.40%, 10/01/50	52	29,812
UL Solutions, Inc., 6.50%, 10/20/28(a)(d)	25	26,297
University of Chicago, Series C, 2.55%, 04/01/50	73	46,898
University of Miami, Series 2022, 4.06%, 04/01/52	67	52,453
University of Notre Dame du Lac, Series 2017, 3.39%, 02/15/48	82	60,320
University of Southern California
2.81%, 10/01/50	71	44,702
4.98%, 10/01/53(a)	75	69,082
Series 21A, 2.95%, 10/01/51	87	55,596
Series A, 3.23%, 10/01/2120(a)	69	39,411
Verisk Analytics, Inc.
4.13%, 03/15/29	87	86,415
5.75%, 04/01/33	55	57,837
5.25%, 06/05/34	40	40,849
5.25%, 03/15/35	25	25,142
3.63%, 05/15/50	58	41,422
Washington University
4.35%, 04/15/2122	83	63,183
Series 2022, 3.52%, 04/15/54(a)	75	53,624
William Marsh Rice University, 3.77%, 05/15/55(a)	85	64,016
Yale University
Series 2020, 1.48%, 04/15/30	54	47,756
Series 2020, 2.40%, 04/15/50	62	36,638
		9,041,793
Communications Equipment — 0.0%
Juniper Networks, Inc.
3.75%, 08/15/29	87	84,534
5.95%, 03/15/41	87	86,102
		170,636
Construction & Engineering — 0.0%
Jacobs Engineering Group, Inc.
6.35%, 08/18/28	100	105,079
5.90%, 03/01/33(a)	75	78,045
MasTec, Inc., 5.90%, 06/15/29	25	25,860
		208,984
Consumer Finance — 0.3%
American Express Co.
1.65%, 11/04/26	171	165,397
Security	Par (000)	Value
Consumer Finance (continued)
American Express Co. (continued)
2.55%, 03/04/27	$392	$ 381,671
3.30%, 05/03/27	87	85,682
5.85%, 11/05/27	140	145,110
4.05%, 05/03/29(a)	86	85,966
4.05%, 12/03/42	167	141,327
(1-day SOFR + 0.93%), 5.04%, 07/26/28(c)	265	268,620
(1-day SOFR + 0.97%), 5.39%, 07/28/27(c)	25	25,249
(1-day SOFR + 1.00%), 5.10%, 02/16/28(c)	210	212,378
(1-day SOFR + 1.26%), 4.73%, 04/25/29(a)(c)	150	151,706
(1-day SOFR + 1.42%), 5.28%, 07/26/35(c)	175	177,162
(1-day SOFR + 1.44%), 5.02%, 04/25/31(c)	150	153,167
(1-day SOFR + 1.63%), 5.92%, 04/25/35(c)	50	52,193
(1-day SOFR + 1.76%), 4.42%, 08/03/33(c)	100	97,584
(1-day SOFR + 1.79%), 5.67%, 04/25/36(c)	90	93,198
(1-day SOFR + 1.84%), 5.04%, 05/01/34(c)	120	121,137
(1-day SOFR + 1.93%), 5.63%, 07/28/34(c)	50	51,129
(1-day SOFR + 1.94%), 6.49%, 10/30/31(c)	75	81,721
(1-day SOFR + 2.26%), 4.99%, 05/26/33(c)	100	100,230
(1-day SOFR Index + 1.02%), 5.09%, 01/30/31(c)	100	102,347
(1-day SOFR Index + 1.09%), 5.53%, 04/25/30(c)	100	103,954
(1-day SOFR Index + 1.28%), 5.28%, 07/27/29(c)	100	102,821
(1-day SOFR Index + 1.32%), 5.44%, 01/30/36(c)	220	224,578
Andrew W Mellon Foundation, Series 2020, 0.95%, 08/01/27(a)	83	77,953
Capital One Financial Corp.
3.75%, 07/28/26	80	79,217
4.10%, 02/09/27	100	99,532
3.75%, 03/09/27	87	86,265
3.65%, 05/11/27	341	337,355
3.80%, 01/31/28	371	366,104
6.70%, 11/29/32	150	163,787
(1-day SOFR + 0.86%), 1.88%, 11/02/27(c)	171	165,175
(1-day SOFR + 1.27%), 2.62%, 11/02/32(c)	87	75,958
(1-day SOFR + 1.34%), 2.36%, 07/29/32(c)	171	145,012
(1-day SOFR + 1.56%), 5.46%, 07/26/30(c)	135	138,917
(1-day SOFR + 1.79%), 3.27%, 03/01/30(c)	118	112,868
(1-day SOFR + 1.91%), 5.70%, 02/01/30(c)	30	31,033
(1-day SOFR + 1.99%), 5.88%, 07/26/35(c)	355	366,005
(1-day SOFR + 2.06%), 4.93%, 05/10/28(c)	130	130,952
(1-day SOFR + 2.08%), 5.47%, 02/01/29(c)	100	102,398
(1-day SOFR + 2.26%), 6.05%, 02/01/35(c)	235	244,960
(1-day SOFR + 2.44%), 7.15%, 10/29/27(c)	50	51,662
(1-day SOFR + 2.60%), 5.25%, 07/26/30(c)	50	51,114
(1-day SOFR + 2.60%), 5.82%, 02/01/34(c)	90	92,846
(1-day SOFR + 2.64%), 6.31%, 06/08/29(c)	40	41,988
(1-day SOFR + 2.86%), 6.38%, 06/08/34(c)	330	351,319
(1-day SOFR Index + 3.37%), 7.96%, 11/02/34(c)	75	87,179
Mastercard, Inc.
2.95%, 11/21/26	200	197,152
3.30%, 03/26/27	82	81,128
4.10%, 01/15/28	40	40,176
4.88%, 03/09/28	45	46,017
2.95%, 06/01/29	257	246,912
3.35%, 03/26/30	144	138,894
1.90%, 03/15/31	90	79,440
4.35%, 01/15/32	50	49,789
4.95%, 03/15/32	50	51,447
4.85%, 03/09/33	50	50,950
4.88%, 05/09/34	75	75,898
4.55%, 01/15/35	145	142,598
3.80%, 11/21/46	120	96,182
3.65%, 06/01/49	87	66,572

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Consumer Finance (continued)
Mastercard, Inc. (continued)
3.85%, 03/26/50	$181	$ 142,913
2.95%, 03/15/51	96	63,138
Synchrony Financial
3.95%, 12/01/27	171	168,148
5.15%, 03/19/29	87	87,351
(1-day SOFR Index + 2.13%), 5.94%, 08/02/30(c)	50	51,374
Visa, Inc.
1.90%, 04/15/27	341	329,194
2.75%, 09/15/27	197	192,277
2.05%, 04/15/30	171	155,659
1.10%, 02/15/31(a)	240	204,728
4.15%, 12/14/35	87	82,890
2.70%, 04/15/40	171	129,188
4.30%, 12/14/45	469	407,690
3.65%, 09/15/47	69	53,717
2.00%, 08/15/50(a)	189	102,556
Western Union Co., 6.20%, 11/17/36(a)	92	93,734
		10,151,638
Consumer Staples Distribution & Retail — 0.2%
Best Buy Co., Inc., 1.95%, 10/01/30(a)	214	187,595
Costco Wholesale Corp.
3.00%, 05/18/27	257	253,210
1.60%, 04/20/30	257	229,321
1.75%, 04/20/32	87	74,428
Dollar General Corp.
3.88%, 04/15/27	100	99,091
4.63%, 11/01/27	70	70,429
5.20%, 07/05/28(a)	35	35,691
3.50%, 04/03/30	100	94,911
5.00%, 11/01/32(a)	75	75,247
5.45%, 07/05/33	40	40,904
4.13%, 04/03/50	100	75,153
5.50%, 11/01/52(a)	50	46,251
Dollar Tree, Inc.
4.20%, 05/15/28	171	169,385
2.65%, 12/01/31	87	76,793
3.38%, 12/01/51	71	45,013
Target Corp.
1.95%, 01/15/27(a)	74	71,676
3.38%, 04/15/29	171	166,297
2.35%, 02/15/30(a)	169	155,917
2.65%, 09/15/30	199	183,847
4.50%, 09/15/32(a)	100	99,448
4.40%, 01/15/33	150	147,455
4.50%, 09/15/34	50	48,460
5.00%, 04/15/35	50	49,922
5.25%, 02/15/36	25	25,232
7.00%, 01/15/38	174	201,728
3.90%, 11/15/47	87	67,056
2.95%, 01/15/52(a)	120	75,959
4.80%, 01/15/53(a)	150	132,173
Walmart, Inc.
1.05%, 09/17/26(a)	84	81,182
4.10%, 04/28/27	45	45,191
3.95%, 09/09/27	100	100,087
3.90%, 04/15/28	45	45,050
4.00%, 04/15/30	160	160,134
4.35%, 04/28/30	55	55,630
1.80%, 09/22/31	166	144,614
4.15%, 09/09/32	100	98,781
Security	Par (000)	Value
Consumer Staples Distribution & Retail (continued)
Walmart, Inc. (continued)
4.10%, 04/15/33(a)	$80	$ 78,142
4.90%, 04/28/35	110	111,412
6.50%, 08/15/37	200	229,612
5.63%, 04/01/40(a)	341	363,362
2.50%, 09/22/41	200	141,241
4.05%, 06/29/48	82	67,880
2.65%, 09/22/51(a)	150	93,732
4.50%, 09/09/52	400	349,646
4.50%, 04/15/53	180	157,655
2.38%, 09/24/29	33	30,942
		5,352,885
Containers & Packaging — 0.1%
Amcor Finance USA, Inc., 5.63%, 05/26/33	40	41,526
Amcor Flexibles North America, Inc.
4.80%, 03/17/28(d)	50	50,341
5.10%, 03/17/30(d)	25	25,426
2.63%, 06/19/30	70	63,509
2.69%, 05/25/31(a)	72	64,472
5.50%, 03/17/35(a)(d)	40	40,583
Berry Global, Inc.
1.65%, 01/15/27	87	83,448
5.80%, 06/15/31	50	52,541
5.65%, 01/15/34(a)	80	82,558
Packaging Corp. of America
3.00%, 12/15/29(a)	70	66,076
5.70%, 12/01/33	30	31,332
4.05%, 12/15/49	112	85,584
3.05%, 10/01/51	65	40,691
Smurfit Kappa Treasury ULC, 5.44%, 04/03/34	200	202,796
Sonoco Products Co.
4.45%, 09/01/26	100	99,899
2.25%, 02/01/27	277	267,161
2.85%, 02/01/32(a)	171	150,197
5.00%, 09/01/34(a)	100	97,266
WestRock MWV LLC, 8.20%, 01/15/30	74	84,691
WRKCo, Inc.
3.38%, 09/15/27	87	85,037
4.00%, 03/15/28	171	169,378
3.90%, 06/01/28	50	49,345
4.90%, 03/15/29(a)	171	173,164
		2,107,021
Diversified REITs — 0.5%
Agree LP
4.80%, 10/01/32(a)	30	29,672
5.63%, 06/15/34	80	82,005
5.60%, 06/15/35	25	25,448
American Assets Trust LP, 6.15%, 10/01/34	75	74,950
American Homes 4 Rent LP
4.90%, 02/15/29	171	172,926
2.38%, 07/15/31(a)	35	30,477
5.50%, 02/01/34	50	50,836
5.50%, 07/15/34	75	76,001
3.38%, 07/15/51(a)	25	16,472
4.30%, 04/15/52	50	38,903
American Tower Corp.
1.45%, 09/15/26	64	61,823
3.38%, 10/15/26	87	85,888
2.75%, 01/15/27	76	74,191
3.65%, 03/15/27	69	68,155
3.60%, 01/15/28	100	98,178
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified REITs (continued)
American Tower Corp. (continued)
5.50%, 03/15/28	$70	$ 71,945
5.25%, 07/15/28	40	41,006
5.80%, 11/15/28	85	88,678
5.20%, 02/15/29	25	25,581
3.95%, 03/15/29	87	85,168
3.80%, 08/15/29	87	84,587
2.90%, 01/15/30	93	86,659
4.90%, 03/15/30	75	76,063
2.10%, 06/15/30	141	125,221
2.70%, 04/15/31	104	93,262
2.30%, 09/15/31	124	107,577
4.05%, 03/15/32(a)	79	75,551
5.65%, 03/15/33	70	72,955
5.55%, 07/15/33	40	41,262
5.90%, 11/15/33	100	105,500
5.45%, 02/15/34	25	25,740
5.40%, 01/31/35	50	51,042
5.35%, 03/15/35	75	76,294
3.70%, 10/15/49	75	54,809
3.10%, 06/15/50	82	53,773
2.95%, 01/15/51	200	126,633
Americold Realty Operating Partnership LP
5.60%, 05/15/32	25	25,122
5.41%, 09/12/34(a)	25	24,469
AvalonBay Communities, Inc.
3.20%, 01/15/28	191	186,546
1.90%, 12/01/28	104	96,446
3.30%, 06/01/29	64	61,789
2.05%, 01/15/32(a)	130	112,202
5.30%, 12/07/33	25	25,725
3.90%, 10/15/46	87	68,270
4.15%, 07/01/47	50	40,352
Brixmor Operating Partnership LP
4.13%, 05/15/29	214	210,426
2.50%, 08/16/31	50	43,575
5.50%, 02/15/34	25	25,279
5.75%, 02/15/35	50	51,376
Broadstone Net Lease LLC, 2.60%, 09/15/31	100	84,901
Camden Property Trust
5.85%, 11/03/26	25	25,497
3.15%, 07/01/29	100	95,512
2.80%, 05/15/30	257	238,954
4.90%, 01/15/34	25	25,001
Crown Castle, Inc.
1.05%, 07/15/26	341	328,421
4.00%, 03/01/27	171	169,987
2.90%, 03/15/27	70	68,099
3.65%, 09/01/27	100	98,278
5.00%, 01/11/28	65	65,640
3.80%, 02/15/28	341	334,853
4.80%, 09/01/28	450	452,702
5.60%, 06/01/29	75	77,410
4.90%, 09/01/29	90	90,810
2.25%, 01/15/31	171	148,764
5.10%, 05/01/33	55	54,774
5.80%, 03/01/34	65	67,300
5.20%, 09/01/34	50	49,530
2.90%, 04/01/41	141	100,840
4.00%, 11/15/49	102	75,140
4.15%, 07/01/50	150	114,638
CubeSmart LP
3.00%, 02/15/30	100	93,194
Security	Par (000)	Value
Diversified REITs (continued)
CubeSmart LP (continued)
2.00%, 02/15/31(a)	$87	$ 75,364
Digital Realty Trust LP
3.70%, 08/15/27	171	168,843
5.55%, 01/15/28	285	292,315
3.60%, 07/01/29	130	126,009
EPR Properties
4.75%, 12/15/26	75	74,878
4.50%, 06/01/27	75	74,616
4.95%, 04/15/28	75	74,854
3.75%, 08/15/29	75	71,412
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/34	50	51,206
Equinix, Inc.
2.90%, 11/18/26	71	69,574
1.55%, 03/15/28	144	134,222
2.00%, 05/15/28	67	62,690
3.20%, 11/18/29	81	76,866
2.15%, 07/15/30	87	77,426
2.50%, 05/15/31	152	134,669
3.00%, 07/15/50	71	44,357
3.40%, 02/15/52	140	93,655
ERP Operating LP
3.25%, 08/01/27	87	85,362
3.50%, 03/01/28	171	168,181
3.00%, 07/01/29	128	121,787
2.50%, 02/15/30	72	66,382
1.85%, 08/01/31	76	65,595
4.95%, 06/15/32	50	50,571
4.65%, 09/15/34	25	24,260
4.50%, 06/01/45	87	74,254
Essex Portfolio LP
4.00%, 03/01/29	71	69,870
3.00%, 01/15/30	70	65,457
1.65%, 01/15/31	90	76,392
2.55%, 06/15/31(a)	60	53,225
5.50%, 04/01/34	25	25,537
2.65%, 09/01/50	71	41,736
Extra Space Storage LP
4.00%, 06/15/29	21	20,594
5.50%, 07/01/30	25	25,932
2.20%, 10/15/30	69	61,033
5.90%, 01/15/31	30	31,694
2.55%, 06/01/31	87	76,917
2.40%, 10/15/31	75	65,164
2.35%, 03/15/32	70	59,392
5.40%, 02/01/34	50	50,782
5.35%, 01/15/35	75	75,501
5.40%, 06/15/35	50	50,270
Federal Realty OP LP
3.25%, 07/15/27	87	84,822
5.38%, 05/01/28	40	40,996
3.50%, 06/01/30	140	133,176
First Industrial LP, 5.25%, 01/15/31	25	25,295
GLP Capital LP/GLP Financing II, Inc.
5.30%, 01/15/29	171	172,896
4.00%, 01/15/30	169	162,408
3.25%, 01/15/32	63	55,447
5.63%, 09/15/34	95	94,660
6.25%, 09/15/54	50	48,808
Invitation Homes Operating Partnership LP
2.30%, 11/15/28	79	73,966
5.45%, 08/15/30	60	62,090

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified REITs (continued)
Invitation Homes Operating Partnership LP (continued)
2.00%, 08/15/31	$70	$ 59,601
5.50%, 08/15/33	90	91,396
2.70%, 01/15/34	87	71,904
Kimco Realty OP LLC
2.80%, 10/01/26	87	85,250
3.80%, 04/01/27	100	99,127
2.25%, 12/01/31	87	75,343
4.60%, 02/01/33	25	24,644
6.40%, 03/01/34	25	27,207
4.85%, 03/01/35	100	97,896
5.30%, 02/01/36	50	50,348
4.45%, 09/01/47	62	51,590
3.70%, 10/01/49	87	63,232
Kite Realty Group LP, 5.50%, 03/01/34(a)	50	50,972
LXP Industrial Trust, 2.70%, 09/15/30	50	44,807
Mid-America Apartments LP
1.10%, 09/15/26	67	64,565
3.60%, 06/01/27	87	86,087
3.95%, 03/15/29	87	85,911
1.70%, 02/15/31	69	59,210
5.30%, 02/15/32(a)	25	25,829
5.00%, 03/15/34	25	25,181
2.88%, 09/15/51	66	41,530
Phillips Edison Grocery Center Operating Partnership I LP
5.25%, 08/15/32	25	25,237
4.95%, 01/15/35	25	24,209
Prologis LP
2.13%, 04/15/27	30	28,994
4.88%, 06/15/28	45	45,906
2.88%, 11/15/29	93	87,664
2.25%, 04/15/30	213	193,656
1.75%, 07/01/30	82	72,095
1.25%, 10/15/30	65	55,585
4.75%, 01/15/31	75	75,916
1.75%, 02/01/31	64	55,511
4.63%, 01/15/33	135	134,321
4.75%, 06/15/33	40	39,867
5.13%, 01/15/34	50	50,608
5.00%, 03/15/34	100	100,254
5.00%, 01/31/35	50	49,985
5.25%, 05/15/35	40	40,550
3.05%, 03/01/50	50	32,728
3.00%, 04/15/50	95	61,562
2.13%, 10/15/50(a)	50	26,584
5.25%, 06/15/53	140	131,300
5.25%, 03/15/54	75	70,394
Public Storage Operating Co.
1.50%, 11/09/26	138	133,236
1.85%, 05/01/28	207	194,391
1.95%, 11/09/28	133	123,834
5.13%, 01/15/29(a)	30	30,941
4.38%, 07/01/30	50	49,880
2.25%, 11/09/31	87	75,949
5.00%, 07/01/35	40	39,831
5.35%, 08/01/53	125	119,965
Rayonier LP, 2.75%, 05/17/31	124	109,666
Regency Centers LP
2.95%, 09/15/29	71	67,180
3.70%, 06/15/30(a)	87	84,104
Security	Par (000)	Value
Diversified REITs (continued)
Regency Centers LP (continued)
5.00%, 07/15/32	$35	$ 35,400
4.40%, 02/01/47	87	72,623
Rexford Industrial Realty LP
5.00%, 06/15/28	30	30,257
2.13%, 12/01/30	71	61,764
2.15%, 09/01/31	79	67,716
Safehold GL Holdings LLC
2.80%, 06/15/31(a)	60	53,677
6.10%, 04/01/34	25	26,022
5.65%, 01/15/35	25	24,977
Sun Communities Operating LP
2.30%, 11/01/28	79	73,847
2.70%, 07/15/31	128	113,437
4.20%, 04/15/32	69	65,291
UDR, Inc.
3.50%, 01/15/28	200	196,155
4.40%, 01/26/29	171	170,956
3.20%, 01/15/30	87	82,435
3.00%, 08/15/31	87	79,019
1.90%, 03/15/33(a)	87	69,476
VICI Properties LP
4.75%, 02/15/28	117	117,642
4.95%, 02/15/30(a)	105	105,614
5.13%, 11/15/31	45	45,056
5.13%, 05/15/32(a)	118	117,566
5.63%, 04/01/35	30	30,276
5.63%, 05/15/52	161	148,612
6.13%, 04/01/54	100	98,301
Weyerhaeuser Co.
4.00%, 11/15/29	171	167,964
7.38%, 03/15/32	80	90,315
3.38%, 03/09/33	90	80,604
4.00%, 03/09/52	55	41,298
WP Carey, Inc.
3.85%, 07/15/29	82	79,795
2.45%, 02/01/32	118	101,163
5.38%, 06/30/34	25	25,221
		16,736,473
Diversified Telecommunication Services — 0.7%
AT&T, Inc.
4.25%, 03/01/27	300	299,710
2.30%, 06/01/27	450	433,876
1.65%, 02/01/28	300	281,438
4.35%, 03/01/29	300	300,629
4.30%, 02/15/30	300	299,024
4.70%, 08/15/30	150	151,361
2.75%, 06/01/31	341	309,186
2.25%, 02/01/32	400	344,260
2.55%, 12/01/33	200	167,381
5.40%, 02/15/34	125	128,565
4.50%, 05/15/35(a)	655	624,143
5.38%, 08/15/35	150	152,738
4.90%, 08/15/37	375	359,410
4.85%, 03/01/39	300	283,964
5.35%, 09/01/40(a)	200	195,540
3.50%, 06/01/41	250	196,116
4.65%, 06/01/44	125	107,823
4.75%, 05/15/46	500	436,283
4.50%, 03/09/48	500	416,116
3.65%, 06/01/51	200	142,089
3.50%, 09/15/53	911	616,617
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Telecommunication Services (continued)
AT&T, Inc. (continued)
3.55%, 09/15/55	$974	$ 657,204
6.05%, 08/15/56	180	183,693
3.80%, 12/01/57	778	544,368
3.65%, 09/15/59	520	348,870
3.85%, 06/01/60	200	139,844
Bell Telephone Co. of Canada or Bell Canada
2.15%, 02/15/32(a)	87	73,525
5.10%, 05/11/33(a)	60	60,049
5.20%, 02/15/34	50	50,062
4.46%, 04/01/48	100	80,381
4.30%, 07/29/49	67	52,097
3.65%, 03/17/51	50	35,042
3.65%, 08/15/52(a)	33	22,595
5.55%, 02/15/54(a)	50	47,034
British Telecommunications PLC, 9.63%, 12/15/30	300	369,008
Cisco Systems, Inc.
2.50%, 09/20/26	171	167,895
4.80%, 02/26/27	150	151,819
4.55%, 02/24/28	95	96,256
4.85%, 02/26/29	450	461,149
4.75%, 02/24/30	100	102,236
4.95%, 02/26/31	415	426,895
4.95%, 02/24/32	100	102,504
5.05%, 02/26/34	610	624,365
5.10%, 02/24/35	125	127,951
5.90%, 02/15/39	341	366,715
5.50%, 01/15/40	220	227,244
5.30%, 02/26/54	85	82,430
5.50%, 02/24/55	50	49,893
5.35%, 02/26/64	90	86,860
Corning, Inc.
4.75%, 03/15/42	50	44,791
5.35%, 11/15/48	50	47,061
3.90%, 11/15/49	87	65,838
4.38%, 11/15/57	130	104,312
5.85%, 11/15/68	100	96,586
5.45%, 11/15/79	87	79,872
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	300	354,175
Sprint Capital Corp.
6.88%, 11/15/28	200	214,707
8.75%, 03/15/32	300	363,927
Telefonica Emisiones SA
7.05%, 06/20/36	185	205,400
4.67%, 03/06/38	150	134,914
5.21%, 03/08/47	283	250,380
4.90%, 03/06/48	160	134,472
Telefonica Europe BV, 8.25%, 09/15/30(a)	75	86,677
TELUS Corp.
3.70%, 09/15/27	100	98,567
3.40%, 05/13/32	90	82,108
4.60%, 11/16/48	70	58,686
4.30%, 06/15/49	87	67,556
Verizon Communications, Inc.
3.00%, 03/22/27	200	196,002
2.10%, 03/22/28	140	132,649
4.33%, 09/21/28	369	370,526
3.88%, 02/08/29	341	336,742
4.02%, 12/03/29	350	345,330
3.15%, 03/22/30	171	162,075
1.68%, 10/30/30	341	295,043
Security	Par (000)	Value
Diversified Telecommunication Services (continued)
Verizon Communications, Inc. (continued)
1.75%, 01/20/31	$1,000	$ 861,677
2.55%, 03/21/31	377	338,127
2.36%, 03/15/32	695	599,088
5.05%, 05/09/33(a)	55	55,770
4.50%, 08/10/33	300	291,613
4.40%, 11/01/34	257	243,912
4.78%, 02/15/35	200	194,840
5.25%, 04/02/35	280	282,333
5.40%, 07/02/37(d)	350	352,110
4.81%, 03/15/39	104	97,585
2.65%, 11/20/40	287	202,470
3.40%, 03/22/41	429	330,902
2.85%, 09/03/41	112	79,340
4.75%, 11/01/41	511	459,635
3.85%, 11/01/42	87	69,428
4.86%, 08/21/46	341	304,363
4.00%, 03/22/50	171	130,224
2.88%, 11/20/50(a)	427	265,983
3.55%, 03/22/51	336	240,233
3.88%, 03/01/52	118	87,774
5.50%, 02/23/54(a)	30	28,993
2.99%, 10/30/56	411	247,362
3.00%, 11/20/60	275	162,092
3.70%, 03/22/61	403	278,135
		22,516,638
Electric Utilities — 2.1%
AEP Texas, Inc.
3.95%, 06/01/28	87	85,977
5.45%, 05/15/29	50	51,611
4.70%, 05/15/32	70	68,979
5.70%, 05/15/34	50	51,082
5.25%, 05/15/52	70	63,091
Series H, 3.45%, 01/15/50	100	67,704
AEP Transmission Co. LLC
3.10%, 12/01/26	87	85,694
5.15%, 04/01/34	100	101,142
3.80%, 06/15/49	171	127,603
3.15%, 09/15/49	71	47,354
5.40%, 03/15/53	40	38,533
Series M, 3.65%, 04/01/50	87	63,764
Series N, 2.75%, 08/15/51	71	43,434
Series O, 4.50%, 06/15/52	50	41,940
AES Corp.
5.45%, 06/01/28	60	61,313
2.45%, 01/15/31(a)	87	76,059
Alabama Power Co.
3.75%, 09/01/27	100	99,522
3.94%, 09/01/32(a)	100	95,815
5.85%, 11/15/33	25	26,647
5.10%, 04/02/35	35	35,273
6.13%, 05/15/38	171	184,386
3.75%, 03/01/45	87	67,815
4.30%, 01/02/46	87	72,813
3.45%, 10/01/49	65	46,127
3.13%, 07/15/51	104	69,456
Series 2020-A, 1.45%, 09/15/30	51	44,209
Ameren Corp.
5.70%, 12/01/26	50	50,802
1.95%, 03/15/27	133	128,189
5.00%, 01/15/29	50	50,902
3.50%, 01/15/31	171	161,544

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Ameren Corp. (continued)
5.38%, 03/15/35	$25	$ 25,156
Ameren Illinois Co.
3.85%, 09/01/32	90	85,211
4.15%, 03/15/46	87	71,222
3.25%, 03/15/50	53	35,896
5.90%, 12/01/52	50	51,446
5.55%, 07/01/54	75	73,900
5.63%, 03/01/55	75	74,110
American Electric Power Co., Inc.
5.75%, 11/01/27	100	103,123
5.20%, 01/15/29	75	76,916
2.30%, 03/01/30	75	67,658
5.95%, 11/01/32	100	106,011
5.63%, 03/01/33	32	33,265
Series J, 4.30%, 12/01/28	87	87,037
Appalachian Power Co.
5.65%, 04/01/34	50	51,440
7.00%, 04/01/38	50	55,632
4.40%, 05/15/44	87	70,557
Series BB, 4.50%, 08/01/32	100	97,543
Series Y, 4.50%, 03/01/49(a)	120	96,899
Series Z, 3.70%, 05/01/50	70	49,448
Arizona Public Service Co.
2.60%, 08/15/29	87	81,232
6.35%, 12/15/32	100	107,732
5.55%, 08/01/33	250	255,852
5.70%, 08/15/34	25	25,777
5.05%, 09/01/41	87	79,632
4.50%, 04/01/42	71	60,586
4.20%, 08/15/48	87	68,094
3.50%, 12/01/49	64	43,838
Avista Corp., 4.35%, 06/01/48	104	84,982
Baltimore Gas and Electric Co.
2.40%, 08/15/26	171	167,662
2.25%, 06/15/31	81	71,907
5.30%, 06/01/34	25	25,589
5.45%, 06/01/35(a)	100	102,499
6.35%, 10/01/36	87	94,561
3.50%, 08/15/46	121	88,788
3.20%, 09/15/49	80	54,243
2.90%, 06/15/50	79	49,397
4.55%, 06/01/52	130	108,872
5.40%, 06/01/53	235	224,107
5.65%, 06/01/54	25	24,776
Berkshire Hathaway Energy Co.
3.25%, 04/15/28	87	85,145
3.70%, 07/15/30	87	84,412
1.65%, 05/15/31(a)	146	124,354
6.13%, 04/01/36	337	362,442
5.95%, 05/15/37(a)	171	181,961
5.15%, 11/15/43	87	81,687
4.50%, 02/01/45	71	61,030
3.80%, 07/15/48	87	65,663
4.45%, 01/15/49	87	71,922
4.25%, 10/15/50	71	56,718
2.85%, 05/15/51	71	43,480
4.60%, 05/01/53	171	142,897
Black Hills Corp.
5.95%, 03/15/28	100	103,585
3.05%, 10/15/29	73	68,440
2.50%, 06/15/30	55	49,487
4.35%, 05/01/33	71	66,670
Security	Par (000)	Value
Electric Utilities (continued)
Black Hills Corp. (continued)
6.15%, 05/15/34	$100	$ 104,925
6.00%, 01/15/35	25	25,929
CenterPoint Energy Houston Electric LLC
5.20%, 10/01/28(a)	50	51,543
4.80%, 03/15/30	50	50,887
4.95%, 04/01/33	100	100,407
5.15%, 03/01/34(a)	40	40,348
3.55%, 08/01/42	74	57,101
3.95%, 03/01/48	87	67,930
5.30%, 04/01/53	30	28,495
Series AD, 2.90%, 07/01/50(a)	60	38,418
Series AF, 3.35%, 04/01/51	87	60,698
Series AG, 3.00%, 03/01/32	70	63,347
Series AH, 3.60%, 03/01/52	50	35,961
Series AI, 4.45%, 10/01/32	40	39,162
Series AJ, 4.85%, 10/01/52(a)	50	44,686
CenterPoint Energy, Inc.(a)
5.40%, 06/01/29	50	51,678
2.65%, 06/01/31	140	124,821
CMS Energy Corp.
3.45%, 08/15/27	171	167,883
4.88%, 03/01/44	120	107,003
(5-year CMT + 2.90%), 3.75%, 12/01/50(c)	100	89,887
Commonwealth Edison Co.
4.90%, 02/01/33(a)	30	30,218
5.30%, 06/01/34	25	25,721
5.90%, 03/15/36	50	53,403
6.45%, 01/15/38	100	110,173
3.70%, 03/01/45	87	67,111
3.65%, 06/15/46	130	98,280
3.00%, 03/01/50	87	56,374
5.30%, 02/01/53	40	37,888
5.95%, 06/01/55	80	82,833
Series 127, 3.20%, 11/15/49	105	70,907
Series 130, 3.13%, 03/15/51	71	46,913
Series 131, 2.75%, 09/01/51	87	52,592
Series 133, 3.85%, 03/15/52	141	106,153
Connecticut Light and Power Co.
4.65%, 01/01/29	25	25,308
4.95%, 01/15/30	50	51,172
4.90%, 07/01/33	25	24,967
4.95%, 08/15/34	25	24,991
4.30%, 04/15/44	100	84,422
5.25%, 01/15/53	100	93,327
Series A, 3.20%, 03/15/27	87	85,693
Series A, 2.05%, 07/01/31(a)	140	122,093
Consolidated Edison Co. of New York, Inc.
3.80%, 05/15/28(a)	87	86,371
2.40%, 06/15/31	171	153,390
5.20%, 03/01/33	50	51,504
5.50%, 03/15/34	50	51,995
5.38%, 05/15/34	25	25,804
5.13%, 03/15/35(a)	150	151,921
3.95%, 03/01/43	53	43,113
4.45%, 03/15/44	87	74,927
4.50%, 12/01/45	87	74,479
3.85%, 06/15/46	171	132,109
3.20%, 12/01/51	60	39,763
6.15%, 11/15/52	50	52,728
5.90%, 11/15/53	50	51,019
5.70%, 05/15/54(a)	125	124,785
4.63%, 12/01/54	100	84,273
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Consolidated Edison Co. of New York, Inc. (continued)
4.50%, 05/15/58	$150	$ 121,957
3.70%, 11/15/59	70	48,532
3.60%, 06/15/61(a)	130	88,360
Series 2007-A, 6.30%, 08/15/37(a)	200	217,446
Series 2012-A, 4.20%, 03/15/42	71	59,986
Series 20A, 3.35%, 04/01/30	257	246,993
Series 20B, 3.95%, 04/01/50	171	133,304
Series C, 4.30%, 12/01/56	87	68,505
Series C, 4.00%, 11/15/57(a)	130	96,545
Series D, 4.00%, 12/01/28	87	86,659
Series E, 4.65%, 12/01/48	87	73,856
Constellation Energy Generation LLC
5.60%, 03/01/28(a)	50	51,730
5.80%, 03/01/33	50	52,870
6.13%, 01/15/34	25	26,923
6.25%, 10/01/39	123	131,306
5.75%, 10/01/41	87	86,995
5.60%, 06/15/42	100	97,298
6.50%, 10/01/53	100	107,314
5.75%, 03/15/54(a)	50	48,981
Consumers Energy Co.
4.65%, 03/01/28	200	202,731
4.90%, 02/15/29	100	102,085
4.70%, 01/15/30	25	25,366
4.50%, 01/15/31	40	40,156
4.63%, 05/15/33	100	99,020
4.35%, 04/15/49	171	144,614
3.10%, 08/15/50	75	50,284
2.65%, 08/15/52(a)	38	23,159
4.20%, 09/01/52	25	20,442
Dominion Energy South Carolina, Inc.
5.45%, 02/01/41	171	168,475
6.25%, 10/15/53	50	54,011
5.10%, 06/01/65	50	44,743
Series 2025, 5.30%, 01/15/35(a)	30	30,670
Series A, 2.30%, 12/01/31	70	61,268
Dominion Energy, Inc.
4.60%, 05/15/28(a)	50	50,329
5.00%, 06/15/30	50	51,028
5.38%, 11/15/32	50	51,249
5.45%, 03/15/35(a)	150	151,274
7.00%, 06/15/38	87	98,939
Series A, 4.35%, 08/15/32	50	47,994
Series B, 3.30%, 04/15/41	75	55,357
Series B, 4.85%, 08/15/52	50	42,244
Series C, 3.38%, 04/01/30	257	244,234
Series C, 2.25%, 08/15/31	82	71,699
Series C, 4.90%, 08/01/41	50	45,087
DTE Electric Co.
5.20%, 04/01/33	40	41,099
5.20%, 03/01/34	50	51,059
5.25%, 05/15/35(a)	50	50,914
3.70%, 03/15/45	51	39,480
3.70%, 06/01/46	87	66,214
3.75%, 08/15/47	70	53,268
5.40%, 04/01/53(a)	40	39,052
Series A, 1.90%, 04/01/28	87	82,092
Series A, 3.00%, 03/01/32	61	55,413
Series A, 4.00%, 04/01/43(a)	53	43,354
Series A, 4.05%, 05/15/48(a)	87	70,066
Series B, 3.25%, 04/01/51	71	48,498
Security	Par (000)	Value
Electric Utilities (continued)
DTE Electric Co. (continued)
Series B, 3.65%, 03/01/52	$63	$ 46,302
DTE Energy Co.
2.85%, 10/01/26	100	98,244
4.95%, 07/01/27	75	75,859
4.88%, 06/01/28	200	202,939
5.10%, 03/01/29	75	76,477
5.20%, 04/01/30	100	102,329
5.85%, 06/01/34(a)	250	261,507
Series C, 3.40%, 06/15/29	120	115,144
Duke Energy Carolinas LLC
2.95%, 12/01/26	140	137,717
2.45%, 08/15/29	87	81,147
2.45%, 02/01/30	71	65,598
2.55%, 04/15/31	75	67,867
2.85%, 03/15/32(a)	97	87,017
4.95%, 01/15/33	160	162,799
4.85%, 01/15/34(a)	25	24,961
5.25%, 03/15/35	50	51,134
6.10%, 06/01/37	87	92,560
6.05%, 04/15/38	74	79,114
5.30%, 02/15/40	87	86,952
4.25%, 12/15/41	171	146,242
4.00%, 09/30/42	87	71,908
3.70%, 12/01/47	87	65,449
3.95%, 03/15/48	71	55,404
3.45%, 04/15/51	75	53,112
3.55%, 03/15/52	78	56,229
5.35%, 01/15/53	150	143,822
5.40%, 01/15/54	92	88,479
Series A, 6.00%, 12/01/28	87	91,816
Duke Energy Corp.
2.65%, 09/01/26	87	85,366
4.85%, 01/05/27	95	95,937
3.15%, 08/15/27	87	85,237
5.00%, 12/08/27	170	173,052
4.30%, 03/15/28	90	90,111
4.85%, 01/05/29	25	25,393
3.40%, 06/15/29	120	115,578
2.45%, 06/01/30	89	80,762
4.50%, 08/15/32	100	97,773
5.75%, 09/15/33	75	78,772
5.45%, 06/15/34(a)	150	154,062
3.30%, 06/15/41	121	90,774
4.80%, 12/15/45	87	75,340
3.75%, 09/01/46	100	74,045
3.95%, 08/15/47	87	65,376
4.20%, 06/15/49	87	67,585
3.50%, 06/15/51	100	68,676
5.00%, 08/15/52	100	87,670
6.10%, 09/15/53	75	76,281
5.80%, 06/15/54	50	48,820
(5-year CMT + 2.32%), 3.25%, 01/15/82(c)	109	104,597
Duke Energy Florida LLC
2.50%, 12/01/29	59	54,786
1.75%, 06/15/30	82	72,329
2.40%, 12/15/31	141	124,747
5.88%, 11/15/33	35	37,301
6.35%, 09/15/37	200	218,581
6.40%, 06/15/38	200	219,276
3.40%, 10/01/46	87	62,303
3.00%, 12/15/51	65	41,051
5.95%, 11/15/52	100	102,656

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Duke Energy Florida LLC (continued)
6.20%, 11/15/53	$50	$ 53,208
Duke Energy Indiana LLC
5.25%, 03/01/34	25	25,559
3.75%, 05/15/46	87	65,895
2.75%, 04/01/50	100	61,606
5.40%, 04/01/53	50	47,631
Series WWW, 4.90%, 07/15/43	87	79,219
Duke Energy Ohio, Inc.
5.25%, 04/01/33	35	36,046
5.30%, 06/15/35	25	25,384
3.70%, 06/15/46	87	64,970
5.55%, 03/15/54	25	24,423
Duke Energy Progress LLC
3.70%, 09/01/28	65	64,202
3.45%, 03/15/29	87	84,637
2.00%, 08/15/31	74	64,245
3.40%, 04/01/32	67	62,169
5.25%, 03/15/33	30	30,971
5.10%, 03/15/34(a)	25	25,354
5.05%, 03/15/35	150	150,636
4.10%, 05/15/42	53	44,016
4.10%, 03/15/43	87	71,748
4.38%, 03/30/44	74	62,674
4.15%, 12/01/44	87	70,942
4.20%, 08/15/45	87	71,549
3.70%, 10/15/46	87	65,669
2.50%, 08/15/50	87	50,338
2.90%, 08/15/51	74	45,994
4.00%, 04/01/52	55	42,200
5.35%, 03/15/53	50	47,545
5.55%, 03/15/55	50	48,872
Edison International
4.13%, 03/15/28	171	165,065
5.25%, 11/15/28	25	24,745
5.45%, 06/15/29	50	49,454
6.95%, 11/15/29	45	46,778
El Paso Electric Co., 6.00%, 05/15/35	87	89,817
Emera U.S. Finance LP
2.64%, 06/15/31	155	136,094
4.75%, 06/15/46	62	51,547
Enel Americas SA, 4.00%, 10/25/26	100	99,000
Entergy Arkansas LLC
5.15%, 01/15/33	50	51,236
5.30%, 09/15/33	50	51,321
5.45%, 06/01/34	50	51,490
2.65%, 06/15/51	75	43,890
3.35%, 06/15/52	87	58,165
5.75%, 06/01/54	25	24,762
Entergy Corp.
2.95%, 09/01/26	171	168,159
1.90%, 06/15/28	71	66,395
2.80%, 06/15/30	79	72,974
2.40%, 06/15/31	104	91,860
3.75%, 06/15/50	71	50,505
Entergy Louisiana LLC
1.60%, 12/15/30(a)	82	70,906
4.00%, 03/15/33	87	81,997
5.35%, 03/15/34	225	230,790
5.15%, 09/15/34	50	50,285
4.20%, 09/01/48	87	69,296
4.20%, 04/01/50	171	135,644
4.75%, 09/15/52	50	43,236
Security	Par (000)	Value
Electric Utilities (continued)
Entergy Louisiana LLC (continued)
5.70%, 03/15/54	$125	$ 123,350
5.80%, 03/15/55	150	150,017
Entergy Mississippi LLC
2.85%, 06/01/28	87	83,883
5.00%, 09/01/33	20	20,028
3.85%, 06/01/49	87	64,063
5.85%, 06/01/54	125	125,283
5.80%, 04/15/55	25	25,014
Entergy Texas, Inc.
5.25%, 04/15/35	50	50,408
5.00%, 09/15/52	50	43,868
5.80%, 09/01/53	25	24,638
5.55%, 09/15/54	25	23,847
Evergy Kansas Central, Inc.
2.55%, 07/01/26	62	60,903
5.90%, 11/15/33	25	26,503
5.25%, 03/15/35	25	25,275
4.25%, 12/01/45	171	140,100
3.25%, 09/01/49	87	58,050
3.45%, 04/15/50	87	60,178
5.70%, 03/15/53	20	19,707
Evergy Metro, Inc.
4.95%, 04/15/33	30	29,960
5.40%, 04/01/34	25	25,572
5.30%, 10/01/41	50	48,013
Evergy, Inc., 2.90%, 09/15/29	87	81,694
Eversource Energy
5.00%, 01/01/27	25	25,220
2.90%, 03/01/27	67	65,367
5.45%, 03/01/28	95	97,450
5.95%, 02/01/29	75	78,337
2.55%, 03/15/31	87	77,338
5.85%, 04/15/31	75	78,894
3.38%, 03/01/32	67	61,027
5.13%, 05/15/33	40	40,030
5.50%, 01/01/34	75	76,377
5.95%, 07/15/34	75	78,482
3.45%, 01/15/50	71	49,660
Series M, 3.30%, 01/15/28	257	250,201
Series R, 1.65%, 08/15/30	140	121,516
Series U, 1.40%, 08/15/26	87	84,136
Exelon Corp.
2.75%, 03/15/27	53	51,712
5.15%, 03/15/28	35	35,775
4.05%, 04/15/30	171	168,220
5.13%, 03/15/31	50	51,215
3.35%, 03/15/32	200	184,492
5.30%, 03/15/33	70	71,731
5.45%, 03/15/34(a)	35	35,911
5.10%, 06/15/45	87	79,030
4.70%, 04/15/50	87	73,343
4.10%, 03/15/52	86	65,933
5.60%, 03/15/53	100	96,101
5.88%, 03/15/55(a)	150	149,664
FirstEnergy Corp.
2.65%, 03/01/30	75	68,863
Series B, 3.90%, 07/15/27	150	148,318
Series B, 2.25%, 09/01/30(a)	100	88,795
Series C, 3.40%, 03/01/50	150	101,659
FirstEnergy Transmission LLC
4.55%, 01/15/30	30	30,015
5.00%, 01/15/35	50	49,462
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Florida Power & Light Co.
5.05%, 04/01/28	$40	$ 40,967
4.40%, 05/15/28	35	35,261
5.15%, 06/15/29	70	72,436
4.63%, 05/15/30	35	35,459
2.45%, 02/03/32	150	132,280
5.10%, 04/01/33	70	71,544
4.80%, 05/15/33	225	225,580
5.30%, 06/15/34	100	103,074
4.95%, 06/01/35	100	100,213
5.95%, 02/01/38	50	53,721
5.69%, 03/01/40	87	90,837
5.25%, 02/01/41	87	86,092
4.13%, 02/01/42	87	73,910
4.05%, 10/01/44	130	107,281
3.70%, 12/01/47	71	53,946
3.95%, 03/01/48	87	69,384
4.13%, 06/01/48	87	70,671
3.99%, 03/01/49	87	68,490
3.15%, 10/01/49	100	67,569
2.88%, 12/04/51	200	125,970
5.30%, 04/01/53	50	47,768
5.60%, 06/15/54	70	69,680
5.70%, 03/15/55	260	262,973
5.80%, 03/15/65	100	101,394
Fortis, Inc./Canada, 3.06%, 10/04/26	171	167,953
Georgia Power Co.
4.65%, 05/16/28	100	101,374
4.55%, 03/15/30	75	75,710
4.85%, 03/15/31	75	76,627
4.70%, 05/15/32	90	89,983
4.95%, 05/17/33	100	100,775
5.25%, 03/15/34	250	254,957
5.20%, 03/15/35(a)	75	76,044
4.30%, 03/15/42	321	277,045
5.13%, 05/15/52(a)	90	84,108
Series A, 3.25%, 03/15/51(a)	100	68,555
Series B, 2.65%, 09/15/29	171	160,312
Series B, 3.70%, 01/30/50	171	127,450
Idaho Power Co.
5.20%, 08/15/34	25	25,486
5.50%, 03/15/53	20	19,153
5.80%, 04/01/54	25	25,216
5.70%, 03/15/55	50	49,095
Series K, 4.20%, 03/01/48	60	48,575
Indiana Michigan Power Co.
6.05%, 03/15/37	62	66,732
4.25%, 08/15/48	87	69,088
5.63%, 04/01/53	35	34,354
Series K, 4.55%, 03/15/46	54	45,591
Series L, 3.75%, 07/01/47	171	127,092
Interstate Power and Light Co.
4.10%, 09/26/28	75	74,362
5.70%, 10/15/33	25	25,958
5.60%, 06/29/35	50	51,394
3.70%, 09/15/46	87	64,077
3.50%, 09/30/49	78	54,871
IPALCO Enterprises, Inc.
4.25%, 05/01/30	171	164,185
5.75%, 04/01/34	120	120,549
Kentucky Utilities Co.
4.38%, 10/01/45	171	143,333
3.30%, 06/01/50	75	50,429
Security	Par (000)	Value
Electric Utilities (continued)
Kentucky Utilities Co. (continued)
Series Kent, 5.45%, 04/15/33	$20	$ 20,630
Louisville Gas and Electric Co., 5.45%, 04/15/33	200	206,769
MidAmerican Energy Co.
3.65%, 04/15/29	87	85,323
5.35%, 01/15/34	25	25,906
4.80%, 09/15/43	87	79,258
3.65%, 08/01/48	87	65,078
4.25%, 07/15/49	107	87,011
3.15%, 04/15/50	87	58,694
2.70%, 08/01/52	75	46,426
5.85%, 09/15/54(a)	100	102,919
Mississippi Power Co.
Series 12-A, 4.25%, 03/15/42	87	74,195
Series B, 3.10%, 07/30/51(a)	87	57,102
National Grid PLC
5.60%, 06/12/28	100	103,538
5.81%, 06/12/33	100	105,100
5.42%, 01/11/34(a)	150	154,098
National Rural Utilities Cooperative Finance Corp.
5.60%, 11/13/26	25	25,420
4.80%, 02/05/27	50	50,446
5.10%, 05/06/27(a)	25	25,397
3.40%, 02/07/28	341	334,288
4.80%, 03/15/28	125	126,991
5.05%, 09/15/28	50	51,143
4.85%, 02/07/29	50	50,897
5.15%, 06/15/29	50	51,462
4.95%, 02/07/30	60	61,370
2.40%, 03/15/30	144	132,489
5.00%, 02/07/31	25	25,627
2.75%, 04/15/32	87	77,646
4.02%, 11/01/32	107	101,871
4.15%, 12/15/32	30	28,766
5.80%, 01/15/33	50	53,134
5.00%, 08/15/34	25	25,158
4.30%, 03/15/49	87	72,466
Nevada Power Co.
6.00%, 03/15/54	50	50,833
Series CC, 3.70%, 05/01/29	200	195,757
Series DD, 2.40%, 05/01/30	71	65,105
Series EE, 3.13%, 08/01/50(a)	71	44,998
Series GG, 5.90%, 05/01/53	50	49,661
NextEra Energy Capital Holdings, Inc.
1.88%, 01/15/27	154	148,509
3.55%, 05/01/27	171	168,615
4.63%, 07/15/27	300	301,849
4.85%, 02/04/28	60	60,825
4.90%, 02/28/28	150	152,019
1.90%, 06/15/28	119	111,193
4.90%, 03/15/29	100	101,603
3.50%, 04/01/29	100	96,845
2.75%, 11/01/29	86	80,333
5.00%, 02/28/30(a)	150	153,703
5.05%, 03/15/30	75	76,745
2.25%, 06/01/30	300	270,175
2.44%, 01/15/32	86	74,618
5.30%, 03/15/32	65	66,953
5.00%, 07/15/32	135	136,582
5.05%, 02/28/33	150	151,213
5.25%, 03/15/34	100	100,946
5.45%, 03/15/35	175	178,363
3.00%, 01/15/52	96	60,128

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
NextEra Energy Capital Holdings, Inc. (continued)
5.25%, 02/28/53	$150	$ 138,488
5.55%, 03/15/54(a)	150	144,272
5.90%, 03/15/55	55	55,173
(5-year CMT + 2.46%), 6.75%, 06/15/54(c)	125	129,684
Northern States Power Co.
2.25%, 04/01/31	55	49,555
5.05%, 05/15/35	75	75,749
3.40%, 08/15/42	70	53,677
4.00%, 08/15/45	85	68,432
2.90%, 03/01/50	79	51,421
3.20%, 04/01/52	80	54,397
4.50%, 06/01/52	69	58,579
5.10%, 05/15/53	40	36,873
5.40%, 03/15/54	45	43,383
5.65%, 06/15/54	25	25,149
NSTAR Electric Co.
4.85%, 03/01/30	50	50,840
5.40%, 06/01/34	25	25,612
5.20%, 03/01/35	50	50,338
4.40%, 03/01/44	50	42,470
4.55%, 06/01/52	79	65,696
4.95%, 09/15/52	50	44,353
OGE Energy Corp., 5.45%, 05/15/29	25	25,880
Oglethorpe Power Corp.
4.50%, 04/01/47	61	49,898
5.05%, 10/01/48	41	36,225
3.75%, 08/01/50	87	60,720
5.25%, 09/01/50	60	53,480
6.20%, 12/01/53	50	51,076
Ohio Power Co.
5.65%, 06/01/34	25	25,674
4.15%, 04/01/48	71	54,862
Series Q, 1.63%, 01/15/31	76	64,511
Series R, 2.90%, 10/01/51	76	46,406
Oklahoma Gas and Electric Co.
3.25%, 04/01/30	171	162,257
5.40%, 01/15/33	100	103,326
5.60%, 04/01/53	25	24,349
5.80%, 04/01/55	60	59,872
Oncor Electric Delivery Co. LLC
4.50%, 03/20/27(d)	50	50,247
3.70%, 11/15/28(a)	62	61,023
4.65%, 11/01/29	50	50,576
2.75%, 05/15/30	371	343,646
4.55%, 09/15/32	75	74,052
5.65%, 11/15/33	55	57,800
5.35%, 04/01/35(d)	40	40,748
5.25%, 09/30/40	87	85,438
5.30%, 06/01/42	75	71,678
3.75%, 04/01/45	87	66,875
3.80%, 06/01/49	171	126,934
3.10%, 09/15/49	86	56,348
2.70%, 11/15/51	74	43,501
4.60%, 06/01/52	200	167,103
4.95%, 09/15/52	50	44,330
5.55%, 06/15/54	75	72,574
5.80%, 04/01/55(d)	50	50,216
Pacific Gas and Electric Co.
5.45%, 06/15/27	100	101,157
2.10%, 08/01/27	202	191,313
3.30%, 12/01/27(a)	345	333,772
5.00%, 06/04/28	50	50,151
Security	Par (000)	Value
Electric Utilities (continued)
Pacific Gas and Electric Co. (continued)
3.00%, 06/15/28	$109	$ 103,517
3.75%, 07/01/28	171	165,910
6.10%, 01/15/29	30	31,082
4.20%, 03/01/29(a)	130	126,866
5.55%, 05/15/29	75	76,209
4.55%, 07/01/30	341	332,824
2.50%, 02/01/31	257	223,089
4.40%, 03/01/32	137	128,233
5.90%, 06/15/32	100	102,061
6.15%, 01/15/33	115	118,445
6.40%, 06/15/33	40	41,812
6.95%, 03/15/34	90	96,884
5.80%, 05/15/34(a)	75	74,985
5.70%, 03/01/35	130	128,820
6.00%, 08/15/35	95	96,066
4.50%, 07/01/40	141	117,489
3.30%, 08/01/40	154	110,171
4.20%, 06/01/41	78	59,985
4.75%, 02/15/44	87	70,589
4.30%, 03/15/45	74	55,854
3.95%, 12/01/47	150	105,825
4.95%, 07/01/50	404	325,627
3.50%, 08/01/50	155	99,384
5.25%, 03/01/52	200	166,404
6.75%, 01/15/53	135	135,830
6.70%, 04/01/53	135	135,366
6.15%, 03/01/55	50	46,651
PacifiCorp.
5.10%, 02/15/29	50	50,974
3.50%, 06/15/29	300	290,035
5.30%, 02/15/31	50	51,491
5.45%, 02/15/34(a)	50	50,707
5.25%, 06/15/35	87	86,893
6.35%, 07/15/38	257	273,675
6.00%, 01/15/39	250	258,231
4.10%, 02/01/42	87	69,818
4.15%, 02/15/50	87	66,071
2.90%, 06/15/52	74	43,811
5.35%, 12/01/53	100	89,882
5.50%, 05/15/54	80	73,577
5.80%, 01/15/55	100	95,686
PECO Energy Co.
4.90%, 06/15/33	54	54,825
3.00%, 09/15/49	69	45,288
3.05%, 03/15/51	63	41,238
2.85%, 09/15/51	82	51,639
4.60%, 05/15/52	100	85,528
4.38%, 08/15/52	50	41,348
PG&E Recovery Funding LLC
Series 2024-1, Class A3, 5.53%, 06/01/51	600	590,471
Series 2024-A, Class A2, 5.23%, 06/01/42	500	495,783
Pinnacle West Capital Corp., 4.90%, 05/15/28	70	70,980
Potomac Electric Power Co.
5.20%, 03/15/34	25	25,459
6.50%, 11/15/37	100	111,650
4.15%, 03/15/43	87	71,545
5.50%, 03/15/54	25	24,386
PPL Electric Utilities Corp.
5.00%, 05/15/33	100	101,517
4.85%, 02/15/34	25	25,006
4.75%, 07/15/43	87	78,740
3.00%, 10/01/49	60	39,476
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
PPL Electric Utilities Corp. (continued)
5.25%, 05/15/53	$100	$ 95,360
Progress Energy, Inc., 7.75%, 03/01/31	50	57,577
Public Service Co. of Colorado
3.70%, 06/15/28	171	169,122
5.35%, 05/15/34	75	76,068
3.60%, 09/15/42	87	66,991
4.30%, 03/15/44	75	61,596
3.80%, 06/15/47	171	127,697
5.25%, 04/01/53	200	183,596
5.75%, 05/15/54	125	122,940
5.85%, 05/15/55	75	74,248
Series 35, 1.90%, 01/15/31	140	121,461
Series 38, 4.10%, 06/01/32(a)	80	76,771
Public Service Co. of New Hampshire
4.40%, 07/01/28	25	25,132
5.35%, 10/01/33	50	51,794
5.15%, 01/15/53	45	41,624
Public Service Co. of Oklahoma
5.25%, 01/15/33	100	100,790
5.20%, 01/15/35	50	49,910
5.45%, 01/15/36	75	75,536
Series J, 2.20%, 08/15/31	87	75,265
Series K, 3.15%, 08/15/51	70	43,810
Public Service Electric and Gas Co.
2.25%, 09/15/26	100	97,757
3.65%, 09/01/28	200	196,912
3.20%, 05/15/29(a)	87	84,027
2.45%, 01/15/30	71	65,615
1.90%, 08/15/31	141	122,036
4.90%, 12/15/32	100	101,790
4.65%, 03/15/33	35	34,785
5.20%, 03/01/34	50	51,214
4.85%, 08/01/34	150	149,524
3.95%, 05/01/42	50	41,159
3.65%, 09/01/42(a)	50	39,398
3.80%, 03/01/46	214	166,584
3.85%, 05/01/49	87	67,397
3.15%, 01/01/50	71	48,208
3.00%, 03/01/51	71	46,282
5.45%, 08/01/53	100	98,053
5.45%, 03/01/54	50	48,947
5.30%, 08/01/54	50	47,811
Series Q, 5.05%, 03/01/35	35	35,377
Public Service Enterprise Group, Inc.
5.88%, 10/15/28	50	52,329
5.20%, 04/01/29	50	51,397
4.90%, 03/15/30	45	45,773
6.13%, 10/15/33	50	53,106
5.45%, 04/01/34(a)	50	51,095
5.40%, 03/15/35	50	50,589
Puget Energy, Inc.
2.38%, 06/15/28	71	67,015
4.10%, 06/15/30	87	84,035
4.22%, 03/15/32	61	57,408
5.73%, 03/15/35(d)	25	25,150
Puget Sound Energy, Inc.
5.33%, 06/15/34	25	25,496
5.80%, 03/15/40	87	89,289
4.22%, 06/15/48	87	69,496
5.45%, 06/01/53	100	95,109
5.69%, 06/15/54	25	24,499
Security	Par (000)	Value
Electric Utilities (continued)
San Diego Gas & Electric Co.
4.95%, 08/15/28	$100	$ 102,100
5.40%, 04/15/35	50	51,055
4.15%, 05/15/48	171	132,823
5.35%, 04/01/53	95	88,721
5.55%, 04/15/54	150	144,282
Series VVV, 1.70%, 10/01/30	87	75,725
Series WWW, 2.95%, 08/15/51	100	62,921
Sempra
5.40%, 08/01/26	50	50,485
3.40%, 02/01/28	341	332,922
3.70%, 04/01/29	86	83,823
5.50%, 08/01/33(a)	50	51,037
3.80%, 02/01/38	171	141,501
4.00%, 02/01/48	171	126,202
(5-year CMT + 2.63%), 6.40%, 10/01/54(c)	100	94,933
(5-year CMT + 2.87%), 4.13%, 04/01/52(c)	87	83,655
Sierra Pacific Power Co., 5.90%, 03/15/54	75	75,087
Southern California Edison Co.
4.88%, 02/01/27	50	50,282
5.85%, 11/01/27	50	51,233
5.30%, 03/01/28	200	202,544
5.15%, 06/01/29	50	50,502
2.85%, 08/01/29	400	370,131
5.25%, 03/15/30	75	75,775
2.25%, 06/01/30	171	150,129
5.45%, 06/01/31	45	45,787
5.95%, 11/01/32	40	41,048
6.00%, 01/15/34	257	263,266
5.20%, 06/01/34(a)	50	48,492
5.45%, 03/01/35(a)	50	49,081
5.50%, 03/15/40(a)	50	47,011
4.50%, 09/01/40	171	143,220
4.65%, 10/01/43	62	50,122
4.00%, 04/01/47	171	122,810
3.65%, 02/01/50	71	46,927
3.45%, 02/01/52	70	43,979
5.88%, 12/01/53	40	36,511
5.75%, 04/15/54	50	44,787
5.90%, 03/01/55	30	27,431
6.20%, 09/15/55(a)	75	71,815
Series 2008-A, 5.95%, 02/01/38	87	86,921
Series B, 4.88%, 03/01/49	87	69,559
Series C, 3.60%, 02/01/45	87	59,866
Series C, 4.13%, 03/01/48	100	72,530
Series D, 4.70%, 06/01/27	65	65,223
Series E, 5.45%, 06/01/52(a)	200	172,615
Series G, 2.50%, 06/01/31	166	144,032
Series H, 3.65%, 06/01/51	76	50,244
Southern Co.
3.25%, 07/01/26	387	382,821
5.11%, 08/01/27	100	101,502
4.85%, 06/15/28	60	61,031
5.50%, 03/15/29	75	78,077
5.20%, 06/15/33	60	61,047
5.70%, 03/15/34	75	78,373
4.85%, 03/15/35	50	48,878
4.25%, 07/01/36	150	137,158
4.40%, 07/01/46	130	108,263
Southern Power Co.
5.25%, 07/15/43	87	81,373
Series F, 4.95%, 12/15/46	171	147,712

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Southwestern Electric Power Co.
5.30%, 04/01/33	$25	$ 25,189
3.25%, 11/01/51	71	45,875
Series K, 2.75%, 10/01/26	100	97,846
Series L, 3.85%, 02/01/48	100	72,877
Series M, 4.10%, 09/15/28	171	169,429
Southwestern Public Service Co.
5.30%, 05/15/35	50	50,256
3.70%, 08/15/47	87	63,698
3.75%, 06/15/49	71	51,390
6.00%, 06/01/54	75	75,619
Series 8, 3.15%, 05/01/50	71	45,971
System Energy Resources, Inc., 5.30%, 12/15/34	25	24,707
Tampa Electric Co.
4.90%, 03/01/29	35	35,747
5.15%, 03/01/35	50	50,233
4.10%, 06/15/42(a)	87	71,697
4.30%, 06/15/48	71	57,353
4.45%, 06/15/49	64	52,599
3.63%, 06/15/50	80	56,494
5.00%, 07/15/52	35	31,016
Toledo Edison Co., 6.15%, 05/15/37	74	79,984
Tucson Electric Power Co.
3.25%, 05/15/32	87	78,786
5.20%, 09/15/34	25	25,100
4.85%, 12/01/48(a)	87	75,663
5.50%, 04/15/53	100	94,708
5.90%, 04/15/55(a)	25	24,835
Union Electric Co.
2.95%, 06/15/27	171	167,756
2.95%, 03/15/30	100	94,210
2.15%, 03/15/32(a)	171	147,307
5.20%, 04/01/34	50	50,824
5.25%, 04/15/35	50	51,059
4.00%, 04/01/48	171	134,215
3.25%, 10/01/49	87	59,338
5.45%, 03/15/53	100	96,475
5.25%, 01/15/54	50	46,151
5.13%, 03/15/55	120	110,928
Virginia Electric and Power Co.
2.30%, 11/15/31	87	76,025
2.40%, 03/30/32	70	60,670
5.00%, 04/01/33	45	45,462
5.30%, 08/15/33	50	50,986
5.00%, 01/15/34	25	25,030
5.15%, 03/15/35	125	125,383
8.88%, 11/15/38	200	264,246
4.00%, 01/15/43	87	70,086
4.45%, 02/15/44	162	137,623
4.60%, 12/01/48	81	68,658
3.30%, 12/01/49	71	47,884
2.45%, 12/15/50	100	56,103
2.95%, 11/15/51(a)	87	54,338
5.45%, 04/01/53	100	94,966
5.70%, 08/15/53	50	49,233
5.35%, 01/15/54	25	23,482
5.55%, 08/15/54	75	72,594
5.65%, 03/15/55(a)	25	24,623
Series A, 3.50%, 03/15/27	130	128,595
Series A, 3.80%, 04/01/28	87	86,463
Series A, 2.88%, 07/15/29	60	56,961
Series A, 6.00%, 05/15/37	87	91,466
Security	Par (000)	Value
Electric Utilities (continued)
Virginia Electric and Power Co. (continued)
Series B, 3.75%, 05/15/27	$78	$ 77,430
Series B, 6.00%, 01/15/36	171	180,315
Series B, 3.80%, 09/15/47	87	65,297
Series C, 4.00%, 11/15/46	75	58,205
Series C, 4.63%, 05/15/52	61	51,278
Series D, 4.65%, 08/15/43	87	76,260
WEC Energy Group, Inc.
5.60%, 09/12/26	11	11,145
5.15%, 10/01/27	100	101,823
4.75%, 01/15/28	100	101,015
Wisconsin Electric Power Co.
1.70%, 06/15/28(a)	86	80,452
5.00%, 05/15/29	25	25,643
4.75%, 09/30/32	80	80,876
4.60%, 10/01/34	25	24,717
5.05%, 10/01/54(a)	100	90,034
Wisconsin Power and Light Co.
3.00%, 07/01/29	171	162,366
1.95%, 09/16/31	66	56,556
3.95%, 09/01/32	100	94,520
3.65%, 04/01/50	100	71,387
Wisconsin Public Service Corp.
3.30%, 09/01/49	109	74,459
2.85%, 12/01/51(a)	82	50,289
Xcel Energy, Inc.
3.35%, 12/01/26	87	85,765
1.75%, 03/15/27	87	83,269
4.75%, 03/21/28	25	25,243
4.00%, 06/15/28	171	169,514
2.60%, 12/01/29	70	64,755
2.35%, 11/15/31	71	61,418
4.60%, 06/01/32	83	81,163
5.45%, 08/15/33	100	101,994
5.50%, 03/15/34	75	76,183
5.60%, 04/15/35	150	153,137
3.50%, 12/01/49	70	47,941
		66,458,711
Electronic Equipment, Instruments & Components — 0.2%
Allegion PLC, 3.50%, 10/01/29	87	83,341
Allegion U.S. Holding Co., Inc.
5.41%, 07/01/32	40	41,176
5.60%, 05/29/34	50	51,361
Amphenol Corp.
5.05%, 04/05/27	25	25,387
4.38%, 06/12/28	25	25,174
5.05%, 04/05/29	25	25,716
2.80%, 02/15/30	171	160,431
2.20%, 09/15/31	82	71,812
5.00%, 01/15/35	50	50,537
Arrow Electronics, Inc.
5.15%, 08/21/29	50	50,759
2.95%, 02/15/32	71	62,328
5.88%, 04/10/34	25	25,817
Avnet, Inc.
6.25%, 03/15/28	40	41,569
3.00%, 05/15/31	87	77,865
5.50%, 06/01/32	70	70,545
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26	140	136,464
4.25%, 04/01/28	71	70,403
3.25%, 02/15/29	79	74,837
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electronic Equipment, Instruments & Components (continued)
CDW LLC/CDW Finance Corp. (continued)
3.57%, 12/01/31	$140	$ 128,859
Emerson Electric Co.
2.00%, 12/21/28(a)	87	81,071
2.20%, 12/21/31(a)	75	65,930
5.00%, 03/15/35	25	25,355
2.75%, 10/15/50(a)	171	107,391
2.80%, 12/21/51	58	36,568
Flex Ltd.
6.00%, 01/15/28	200	206,529
4.88%, 06/15/29	87	87,361
5.25%, 01/15/32	50	50,519
Honeywell International, Inc.
2.50%, 11/01/26	300	293,323
1.10%, 03/01/27	171	162,869
4.65%, 07/30/27	75	75,788
4.95%, 02/15/28	100	102,138
4.25%, 01/15/29	40	40,114
2.70%, 08/15/29	257	242,443
4.88%, 09/01/29	75	76,772
4.70%, 02/01/30	275	279,097
1.95%, 06/01/30(a)	171	153,089
1.75%, 09/01/31	171	146,010
4.95%, 09/01/31	75	77,019
4.75%, 02/01/32	75	75,664
5.00%, 02/15/33	100	101,611
4.50%, 01/15/34	140	137,143
5.00%, 03/01/35	150	150,966
3.81%, 11/21/47	87	67,345
2.80%, 06/01/50	76	48,096
5.25%, 03/01/54	175	166,019
5.35%, 03/01/64	75	71,095
Hubbell, Inc., 3.15%, 08/15/27	100	97,599
Jabil, Inc.
4.25%, 05/15/27	80	79,780
3.00%, 01/15/31	200	182,340
Keysight Technologies, Inc.
4.60%, 04/06/27	100	100,393
3.00%, 10/30/29	140	131,713
TD SYNNEX Corp.
1.75%, 08/09/26	171	165,333
2.65%, 08/09/31	87	75,084
Trimble, Inc., 6.10%, 03/15/33	100	106,236
Tyco Electronics Group SA
4.50%, 02/09/31	25	24,978
2.50%, 02/04/32	60	52,896
5.00%, 05/09/35	150	149,383
		5,567,441
Energy Equipment & Services — 0.0%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	74	71,174
Baker Hughes Holdings LLC/Baker Hughes Co- Obligor, Inc.
2.06%, 12/15/26	119	115,288
3.34%, 12/15/27	79	77,401
3.14%, 11/07/29	82	78,182
4.08%, 12/15/47	257	200,597
Halliburton Co.
4.85%, 11/15/35(a)	171	164,580
7.45%, 09/15/39	200	234,133
4.50%, 11/15/41	50	42,848
4.75%, 08/01/43	214	185,566
Security	Par (000)	Value
Energy Equipment & Services (continued)
Halliburton Co. (continued)
5.00%, 11/15/45(a)	$200	$ 176,953
NOV, Inc.(a)
3.60%, 12/01/29	171	164,024
3.95%, 12/01/42	53	39,448
		1,550,194
Entertainment — 0.0%
Warnermedia Holdings, Inc.
3.76%, 03/15/27	32	31,082
4.05%, 03/15/29	168	156,069
4.28%, 03/15/32	264	222,090
03/15/42(b)	600	404,250
		813,491
Environmental, Maintenance & Security Service — 0.1%
Nature Conservancy, Series A, 3.96%, 03/01/52(a)	75	58,227
Republic Services, Inc.
2.90%, 07/01/26	85	83,876
3.95%, 05/15/28	300	298,744
4.88%, 04/01/29	50	51,064
5.00%, 11/15/29	50	51,413
4.75%, 07/15/30(a)	40	40,748
1.45%, 02/15/31	153	130,494
1.75%, 02/15/32	171	143,805
2.38%, 03/15/33(a)	257	219,571
5.00%, 12/15/33	40	40,799
5.20%, 11/15/34	45	46,058
5.15%, 03/15/35	135	137,655
Veralto Corp.
5.50%, 09/18/26	75	75,894
5.35%, 09/18/28	75	77,300
5.45%, 09/18/33	75	77,351
Waste Connections, Inc.
2.60%, 02/01/30(a)	150	139,569
2.20%, 01/15/32	171	147,533
3.20%, 06/01/32	73	66,650
4.20%, 01/15/33	100	96,755
5.00%, 03/01/34(a)	50	50,522
5.25%, 09/01/35	45	46,008
Waste Management, Inc.
4.95%, 07/03/27	55	55,931
3.15%, 11/15/27	171	167,526
4.50%, 03/15/28	100	101,050
4.88%, 02/15/29(a)	75	76,809
2.00%, 06/01/29	86	79,304
4.63%, 02/15/30	100	101,352
4.65%, 03/15/30	100	101,369
1.50%, 03/15/31	171	146,206
4.95%, 07/03/31	50	51,325
4.80%, 03/15/32(a)	100	101,505
4.15%, 04/15/32	200	195,755
4.63%, 02/15/33	100	100,168
4.88%, 02/15/34(a)	75	76,029
4.95%, 03/15/35	150	150,636
2.95%, 06/01/41	100	74,052
4.15%, 07/15/49(a)	87	70,734
5.35%, 10/15/54(a)	130	125,091
		3,854,878
Financial Services — 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/26	500	487,015

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Financial Services (continued)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (continued)
6.45%, 04/15/27	$150	$ 154,887
3.65%, 07/21/27	345	339,765
4.63%, 10/15/27	150	150,598
5.75%, 06/06/28(a)	150	155,182
3.00%, 10/29/28	427	406,792
4.63%, 09/10/29	150	150,033
6.15%, 09/30/30	150	159,964
3.30%, 01/30/32	400	362,396
3.40%, 10/29/33	195	171,959
5.30%, 01/19/34	150	150,919
4.95%, 09/10/34	150	146,726
3.85%, 10/29/41(a)	150	119,940
Air Lease Corp.
1.88%, 08/15/26	55	53,469
2.20%, 01/15/27	200	193,610
3.63%, 12/01/27	70	68,955
5.30%, 02/01/28	200	204,389
2.10%, 09/01/28	87	81,151
5.10%, 03/01/29	50	51,065
3.25%, 10/01/29	87	82,807
3.00%, 02/01/30(a)	71	66,446
5.20%, 07/15/31	50	51,085
2.88%, 01/15/32(a)	200	177,526
Ally Financial, Inc.
4.75%, 06/09/27(a)	340	341,827
7.10%, 11/15/27	200	210,750
8.00%, 11/01/31	321	363,820
(1-day SOFR + 2.29%), 6.18%, 07/26/35(a)(c)	60	61,199
(1-day SOFR + 2.82%), 6.85%, 01/03/30(c)	50	52,789
Cboe Global Markets, Inc., 3.00%, 03/16/32	121	108,741
CME Group, Inc.
4.40%, 03/15/30	50	50,352
2.65%, 03/15/32	69	61,780
5.30%, 09/15/43	171	171,005
4.15%, 06/15/48(a)	70	58,970
Enact Holdings, Inc., 6.25%, 05/28/29	50	51,882
Intercontinental Exchange, Inc.
3.10%, 09/15/27(a)	100	97,620
4.00%, 09/15/27	250	248,634
3.63%, 09/01/28	100	97,889
3.75%, 09/21/28(a)	400	393,222
4.35%, 06/15/29	100	100,083
2.10%, 06/15/30	133	119,071
5.25%, 06/15/31	50	51,791
1.85%, 09/15/32	158	131,151
4.60%, 03/15/33	137	136,399
2.65%, 09/15/40	171	123,047
4.25%, 09/21/48	87	71,699
3.00%, 06/15/50	126	82,228
4.95%, 06/15/52(a)	174	157,106
3.00%, 09/15/60	145	87,516
5.20%, 06/15/62	130	121,039
Nasdaq, Inc.
5.35%, 06/28/28	79	81,341
1.65%, 01/15/31	57	49,146
5.55%, 02/15/34(a)	293	305,268
3.25%, 04/28/50	70	47,084
6.10%, 06/28/63	200	203,956
Security	Par (000)	Value
Financial Services (continued)
ORIX Corp.
5.00%, 09/13/27(a)	$100	$ 101,294
4.65%, 09/10/29	25	25,182
2.25%, 03/09/31(a)	87	76,691
4.00%, 04/13/32(a)	67	63,457
5.20%, 09/13/32(a)	100	101,836
5.40%, 02/25/35(a)	50	50,612
Radian Group, Inc.
4.88%, 03/15/27	50	50,048
6.20%, 05/15/29	50	51,951
		8,746,155
Food Products — 0.4%
Archer-Daniels-Midland Co.
2.50%, 08/11/26	300	294,649
2.90%, 03/01/32(a)	67	60,482
4.50%, 08/15/33	100	97,966
4.54%, 03/26/42	37	32,829
4.02%, 04/16/43	66	54,158
3.75%, 09/15/47	171	128,975
Bunge Ltd. Finance Corp.
3.25%, 08/15/26	100	98,766
3.75%, 09/25/27(a)	171	169,542
4.10%, 01/07/28	25	24,846
4.20%, 09/17/29	25	24,723
2.75%, 05/14/31	121	109,530
4.65%, 09/17/34	25	24,257
Conagra Brands, Inc.
5.30%, 10/01/26	50	50,502
1.38%, 11/01/27	77	71,855
5.30%, 11/01/38	171	163,659
5.40%, 11/01/48(a)	87	78,418
Flowers Foods, Inc., 2.40%, 03/15/31	60	52,375
General Mills, Inc.
4.70%, 01/30/27	50	50,290
3.20%, 02/10/27	87	85,577
4.20%, 04/17/28	171	170,784
5.50%, 10/17/28	55	57,056
4.88%, 01/30/30	50	50,833
2.88%, 04/15/30	171	159,068
2.25%, 10/14/31(a)	121	105,384
4.95%, 03/29/33	30	30,041
5.25%, 01/30/35(a)	50	50,234
3.00%, 02/01/51(a)	180	114,945
Hershey Co.
2.45%, 11/15/29	87	80,923
4.75%, 02/24/30	50	50,992
4.95%, 02/24/32	50	51,101
5.10%, 02/24/35	50	50,793
3.13%, 11/15/49	87	58,180
Hormel Foods Corp.
4.80%, 03/30/27	45	45,458
1.70%, 06/03/28	223	208,451
3.05%, 06/03/51	87	57,046
Ingredion, Inc., 3.90%, 06/01/50	87	63,981
J.M. Smucker Co.
5.90%, 11/15/28(a)	75	78,816
2.38%, 03/15/30	200	182,073
6.20%, 11/15/33	75	80,497
4.25%, 03/15/35	87	80,811
6.50%, 11/15/43(a)	40	42,434
4.38%, 03/15/45(a)	87	71,065
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food Products (continued)
J.M. Smucker Co. (continued)
6.50%, 11/15/53(a)	$125	$ 133,578
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
2.50%, 01/15/27	120	116,726
5.13%, 02/01/28	100	102,040
5.50%, 01/15/30(a)	160	163,666
3.00%, 05/15/32	250	218,866
5.75%, 04/01/33	146	150,076
6.75%, 03/15/34	47	51,308
4.38%, 02/02/52	100	77,078
6.50%, 12/01/52	250	259,385
7.25%, 11/15/53	50	56,294
JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.(d)
5.50%, 01/15/36	100	100,147
6.25%, 03/01/56	150	150,498
6.38%, 04/15/66	150	151,105
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group(d)
5.95%, 04/20/35	75	77,699
6.38%, 02/25/55(a)	50	51,330
Kellanova
3.25%, 04/01/26	65	64,483
4.30%, 05/15/28	171	171,916
2.10%, 06/01/30	141	126,560
5.25%, 03/01/33	30	30,709
4.50%, 04/01/46	62	52,998
5.75%, 05/16/54	25	24,563
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	73	74,625
Kraft Heinz Foods Co.
3.88%, 05/15/27	148	146,832
4.63%, 01/30/29	87	87,877
3.75%, 04/01/30	79	76,475
4.25%, 03/01/31	87	85,603
5.20%, 03/15/32(a)	50	50,907
6.75%, 03/15/32	70	77,094
5.40%, 03/15/35(a)	50	50,659
5.00%, 07/15/35(a)	79	78,034
6.88%, 01/26/39	87	96,243
6.50%, 02/09/40	79	84,322
5.00%, 06/04/42	163	147,023
5.20%, 07/15/45	97	87,919
4.38%, 06/01/46	300	242,708
4.88%, 10/01/49	163	139,948
5.50%, 06/01/50	87	81,402
Kroger Co.
2.65%, 10/15/26	171	167,532
3.70%, 08/01/27	87	86,221
4.50%, 01/15/29	171	172,422
2.20%, 05/01/30(a)	100	90,467
1.70%, 01/15/31(a)	182	157,119
5.00%, 09/15/34	205	203,534
5.15%, 08/01/43	66	61,058
3.88%, 10/15/46	87	66,142
4.65%, 01/15/48	87	73,532
5.40%, 01/15/49(a)	87	81,320
3.95%, 01/15/50	75	56,398
5.50%, 09/15/54	205	194,597
5.65%, 09/15/64	175	165,662
McCormick & Co., Inc.
3.40%, 08/15/27	100	98,292
Security	Par (000)	Value
Food Products (continued)
McCormick & Co., Inc. (continued)
1.85%, 02/15/31	$71	$ 61,584
4.95%, 04/15/33	100	100,870
4.70%, 10/15/34(a)	25	24,245
Mondelez International, Inc.
2.63%, 03/17/27	101	98,390
4.25%, 05/06/28	25	25,039
4.75%, 02/20/29	50	50,891
2.75%, 04/13/30	160	148,569
4.50%, 05/06/30	25	24,979
1.50%, 02/04/31	100	85,299
1.88%, 10/15/32	87	72,827
4.75%, 08/28/34	50	49,386
5.13%, 05/06/35(a)	25	25,132
2.63%, 09/04/50(a)	70	41,342
Pilgrim’s Pride Corp.
4.25%, 04/15/31	100	96,412
3.50%, 03/01/32	150	135,038
6.25%, 07/01/33(a)	125	132,160
Sysco Corp.
3.30%, 07/15/26	110	108,735
3.25%, 07/15/27	171	167,665
5.75%, 01/17/29	50	52,130
5.95%, 04/01/30	171	181,032
5.10%, 09/23/30	25	25,613
2.45%, 12/14/31	87	76,211
6.00%, 01/17/34	50	53,641
5.40%, 03/23/35	50	50,857
4.85%, 10/01/45	53	46,884
4.50%, 04/01/46	87	72,828
4.45%, 03/15/48	87	72,281
6.60%, 04/01/50(a)	314	340,093
The Campbell’s Co.
5.20%, 03/19/27	50	50,701
5.20%, 03/21/29	50	51,198
5.40%, 03/21/34	50	50,779
4.75%, 03/23/35	50	48,037
4.80%, 03/15/48	130	113,194
5.25%, 10/13/54	25	22,802
Tyson Foods, Inc.
3.55%, 06/02/27	171	168,645
5.40%, 03/15/29	50	51,549
5.70%, 03/15/34(a)	50	51,762
4.88%, 08/15/34	70	68,205
5.15%, 08/15/44	87	79,114
4.55%, 06/02/47	87	72,307
5.10%, 09/28/48	150	134,348
		12,610,131
Gas Utilities — 0.2%
Atmos Energy Corp.
2.63%, 09/15/29	74	69,285
1.50%, 01/15/31	171	145,988
5.90%, 11/15/33(a)	75	80,509
5.20%, 08/15/35	90	91,052
5.50%, 06/15/41(a)	50	50,151
4.15%, 01/15/43	74	62,066
4.30%, 10/01/48	87	71,849
4.13%, 03/15/49	107	85,315
3.38%, 09/15/49	110	76,393
5.75%, 10/15/52	50	49,979
6.20%, 11/15/53	50	54,066

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Gas Utilities (continued)
CenterPoint Energy Resources Corp.
5.25%, 03/01/28(a)	$140	$ 143,381
1.75%, 10/01/30	91	79,225
4.40%, 07/01/32	100	97,110
5.40%, 03/01/33	55	56,497
5.85%, 01/15/41	87	87,785
National Fuel Gas Co.
5.50%, 10/01/26	20	20,209
5.50%, 03/15/30	35	35,970
2.95%, 03/01/31	87	77,575
5.95%, 03/15/35	25	25,554
NiSource, Inc.
3.49%, 05/15/27	171	168,364
5.20%, 07/01/29	50	51,329
2.95%, 09/01/29	200	188,681
1.70%, 02/15/31	79	67,638
5.35%, 04/01/34	50	50,832
5.35%, 07/15/35	100	100,820
5.95%, 06/15/41	56	56,972
5.25%, 02/15/43	75	69,959
4.80%, 02/15/44	87	76,790
5.65%, 02/01/45	87	84,844
4.38%, 05/15/47	87	71,523
3.95%, 03/30/48	87	67,140
5.00%, 06/15/52	50	44,218
5.85%, 04/01/55	100	98,951
(5-year CMT + 2.45%), 6.95%, 11/30/54(c)	50	52,048
(5-year CMT + 2.53%), 6.38%, 03/31/55(c)	50	50,283
ONE Gas, Inc.
5.10%, 04/01/29	25	25,605
4.66%, 02/01/44	87	76,512
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29	120	116,331
2.50%, 03/15/31	87	77,439
5.40%, 06/15/33	40	41,218
5.10%, 02/15/35	25	25,107
3.35%, 06/01/50	71	47,334
5.05%, 05/15/52	100	88,216
Southern California Gas Co.
2.95%, 04/15/27	110	107,752
5.20%, 06/01/33	40	40,543
5.05%, 09/01/34	50	50,323
5.45%, 06/15/35	75	76,577
6.35%, 11/15/52	20	21,430
5.75%, 06/01/53	40	39,365
5.60%, 04/01/54	95	92,475
6.00%, 06/15/55(a)	100	101,855
Series UU, 4.13%, 06/01/48	87	67,520
Series VV, 4.30%, 01/15/49	200	160,659
Series XX, 2.55%, 02/01/30	171	157,090
Southern Co. Gas Capital Corp.
5.75%, 09/15/33	50	52,430
4.95%, 09/15/34	100	98,981
3.95%, 10/01/46	130	99,913
4.40%, 05/30/47	100	81,260
Series 2020-A, 1.75%, 01/15/31	87	74,778
Southwest Gas Corp.
5.80%, 12/01/27	100	103,195
2.20%, 06/15/30	171	153,601
Security	Par (000)	Value
Gas Utilities (continued)
Southwest Gas Corp. (continued)
4.05%, 03/15/32	$75	$ 71,120
Washington Gas Light Co., 3.65%, 09/15/49	87	62,446
		4,971,426
Ground Transportation — 0.3%
Burlington Northern Santa Fe LLC
3.25%, 06/15/27	300	295,846
5.40%, 06/01/41	50	49,751
4.40%, 03/15/42	53	46,870
4.38%, 09/01/42	87	76,179
4.45%, 03/15/43	70	61,700
5.15%, 09/01/43	87	83,579
4.90%, 04/01/44	87	81,257
4.55%, 09/01/44	87	77,142
4.15%, 04/01/45	87	72,933
4.70%, 09/01/45	87	78,437
3.90%, 08/01/46	141	112,610
4.13%, 06/15/47	87	71,445
4.05%, 06/15/48	60	48,477
4.15%, 12/15/48	87	71,893
3.05%, 02/15/51	71	47,124
3.30%, 09/15/51(a)	171	118,560
4.45%, 01/15/53	200	168,861
5.20%, 04/15/54(a)	220	208,224
5.50%, 03/15/55	120	118,820
5.80%, 03/15/56	100	102,902
Canadian National Railway Co.
3.85%, 08/05/32	100	95,118
4.38%, 09/18/34	50	48,197
6.20%, 06/01/36(a)	50	54,626
3.20%, 08/02/46	140	99,571
3.65%, 02/03/48	57	43,504
2.45%, 05/01/50	81	47,634
4.40%, 08/05/52(a)	80	67,808
6.13%, 11/01/53	50	54,249
Canadian Pacific Railway Co.
1.75%, 12/02/26	72	69,482
2.88%, 11/15/29	63	59,185
4.80%, 03/30/30(a)	75	76,207
7.13%, 10/15/31(a)	87	97,827
2.45%, 12/02/31	119	104,461
5.20%, 03/30/35	75	76,045
4.80%, 09/15/35	87	84,710
3.00%, 12/02/41	73	53,082
4.80%, 08/01/45	191	169,449
4.70%, 05/01/48	87	76,736
3.50%, 05/01/50	87	61,905
3.10%, 12/02/51	103	67,681
4.20%, 11/15/69	78	58,713
6.13%, 09/15/2115	87	88,622
CSX Corp.
3.25%, 06/01/27	341	335,462
3.80%, 03/01/28	227	224,922
4.25%, 03/15/29	200	200,015
2.40%, 02/15/30	87	80,231
4.10%, 11/15/32	50	48,503
5.20%, 11/15/33	100	103,362
5.05%, 06/15/35	75	75,431
6.22%, 04/30/40	100	107,974
4.75%, 05/30/42	189	173,002
4.30%, 03/01/48	130	107,883
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Ground Transportation (continued)
CSX Corp. (continued)
3.35%, 09/15/49	$75	$ 52,397
3.80%, 04/15/50	96	72,674
3.95%, 05/01/50(a)	79	61,216
2.50%, 05/15/51(a)	75	43,269
4.50%, 11/15/52(a)	50	42,169
4.50%, 08/01/54	87	72,756
4.90%, 03/15/55(a)	50	44,838
4.25%, 11/01/66	75	57,774
4.65%, 03/01/68	137	112,503
JB Hunt Transport Services, Inc., 4.90%, 03/15/30	200	202,956
Norfolk Southern Corp.
3.15%, 06/01/27(a)	153	150,230
2.55%, 11/01/29	58	53,837
5.05%, 08/01/30(a)	175	180,764
3.00%, 03/15/32	81	73,467
4.45%, 03/01/33	150	146,758
5.55%, 03/15/34	50	52,249
5.10%, 05/01/35	65	65,328
4.84%, 10/01/41	100	91,496
3.95%, 10/01/42	74	60,442
4.45%, 06/15/45	87	74,268
3.94%, 11/01/47	80	62,694
4.15%, 02/28/48	87	70,154
3.40%, 11/01/49(a)	59	41,357
3.05%, 05/15/50	105	68,872
2.90%, 08/25/51(a)	74	46,290
3.70%, 03/15/53(a)	158	114,663
4.55%, 06/01/53	40	33,784
5.35%, 08/01/54(a)	140	133,704
3.16%, 05/15/55	171	109,612
5.95%, 03/15/64	75	77,167
4.10%, 05/15/2121	50	34,512
Union Pacific Corp.
2.15%, 02/05/27	57	55,337
3.95%, 09/10/28	171	170,108
3.70%, 03/01/29	171	168,140
2.40%, 02/05/30	100	92,202
2.38%, 05/20/31	221	198,694
2.80%, 02/14/32	64	57,691
4.50%, 01/20/33	100	99,391
3.38%, 02/01/35	87	77,509
5.10%, 02/20/35(a)	75	76,279
3.60%, 09/15/37	214	185,879
3.20%, 05/20/41	75	57,303
3.38%, 02/14/42	82	63,665
4.05%, 11/15/45	87	70,893
4.05%, 03/01/46	74	60,102
4.50%, 09/10/48	87	74,354
3.25%, 02/05/50	189	130,494
3.80%, 10/01/51	87	65,544
2.95%, 03/10/52	59	37,641
3.50%, 02/14/53	189	133,809
4.95%, 05/15/53	200	181,623
5.60%, 12/01/54	75	74,598
3.95%, 08/15/59	135	99,645
3.84%, 03/20/60	249	179,194
3.55%, 05/20/61	100	67,039
2.97%, 09/16/62	200	116,245
Security	Par (000)	Value
Ground Transportation (continued)
Union Pacific Corp. (continued)
3.80%, 04/06/71	$141	$ 96,577
3.85%, 02/14/72	69	47,364
		10,345,727
Health Care Equipment & Supplies — 0.3%
Abbott Laboratories
3.75%, 11/30/26	243	242,200
1.15%, 01/30/28	92	86,043
1.40%, 06/30/30	79	69,523
4.75%, 11/30/36	384	382,187
5.30%, 05/27/40	87	88,756
4.75%, 04/15/43	87	82,430
4.90%, 11/30/46	250	236,633
Agilent Technologies, Inc.
4.20%, 09/09/27	175	174,930
2.75%, 09/15/29	111	103,894
2.30%, 03/12/31	118	104,565
4.75%, 09/09/34	50	49,201
Baxter International, Inc.
2.60%, 08/15/26	127	124,607
1.92%, 02/01/27	200	192,542
2.27%, 12/01/28	209	194,570
3.95%, 04/01/30	87	84,963
3.50%, 08/15/46	87	62,111
3.13%, 12/01/51	79	50,452
Boston Scientific Corp.
2.65%, 06/01/30(a)	171	158,307
4.55%, 03/01/39	130	122,983
4.70%, 03/01/49(a)	93	83,646
Danaher Corp.
4.38%, 09/15/45	75	64,770
2.60%, 10/01/50(a)	87	52,284
2.80%, 12/10/51	140	87,180
DH Europe Finance II SARL
2.60%, 11/15/29	79	73,773
3.25%, 11/15/39	71	57,114
3.40%, 11/15/49	117	83,218
GE HealthCare Technologies, Inc.
5.65%, 11/15/27	400	412,110
4.80%, 08/14/29	40	40,586
4.80%, 01/15/31	25	25,207
5.91%, 11/22/32(a)	200	212,600
5.50%, 06/15/35	25	25,601
6.38%, 11/22/52	100	107,741
Koninklijke Philips NV, 5.00%, 03/15/42	87	77,955
Medtronic Global Holdings SCA
4.25%, 03/30/28	185	185,948
4.50%, 03/30/33	70	69,289
Medtronic, Inc.
4.38%, 03/15/35	362	350,186
4.63%, 03/15/45(a)	200	179,922
Revvity, Inc.
1.90%, 09/15/28	90	83,340
3.30%, 09/15/29	80	75,780
2.25%, 09/15/31	219	187,507
Solventum Corp.
5.45%, 02/25/27(a)	65	66,060
5.40%, 03/01/29	105	108,125
5.45%, 03/13/31	125	129,794
5.60%, 03/23/34	125	128,643
5.90%, 04/30/54(a)	125	124,959

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care Equipment & Supplies (continued)
Solventum Corp. (continued)
6.00%, 05/15/64	$125	$ 123,895
STERIS Irish FinCo UnLtd Co., 2.70%, 03/15/31	216	193,994
Stryker Corp.
4.55%, 02/10/27	75	75,454
4.70%, 02/10/28	75	76,017
4.85%, 12/08/28(a)	50	50,962
4.25%, 09/11/29	75	74,877
4.85%, 02/10/30	75	76,519
4.63%, 09/11/34(a)	50	49,229
5.20%, 02/10/35	125	127,378
4.63%, 03/15/46	214	189,317
2.90%, 06/15/50(a)	87	56,819
Thermo Fisher Scientific, Inc.
4.95%, 08/10/26	100	100,767
5.00%, 12/05/26	50	50,536
4.80%, 11/21/27	65	66,042
1.75%, 10/15/28	67	62,054
5.00%, 01/31/29(a)	100	102,674
2.60%, 10/01/29	168	157,421
4.98%, 08/10/30	65	66,894
2.00%, 10/15/31(a)	87	75,863
4.95%, 11/21/32(a)	95	97,175
5.09%, 08/10/33	80	81,885
5.20%, 01/31/34(a)	50	51,382
2.80%, 10/15/41(a)	243	174,384
5.40%, 08/10/43	40	39,528
4.10%, 08/15/47	87	71,395
Zimmer Biomet Holdings, Inc.
4.70%, 02/19/27	25	25,135
5.35%, 12/01/28	50	51,545
5.05%, 02/19/30	25	25,620
2.60%, 11/24/31	189	167,031
5.20%, 09/15/34	50	50,161
5.50%, 02/19/35	25	25,645
4.45%, 08/15/45(a)	87	72,232
		8,414,065
Health Care Providers & Services — 0.9%
AdventHealth Obligated Group, Series E, 2.80%, 11/15/51	73	44,823
Adventist Health System, 3.63%, 03/01/49	70	46,701
Advocate Health & Hospitals Corp.
4.27%, 08/15/48	80	66,104
3.39%, 10/15/49	79	55,666
Aetna, Inc.
6.75%, 12/15/37	225	243,062
4.50%, 05/15/42	87	71,178
4.75%, 03/15/44	76	64,344
AHS Hospital Corp., Series 2021, 2.78%, 07/01/51	82	50,168
Allina Health System, Series 2021, 2.90%, 11/15/51	70	42,460
Ascension Health
3.95%, 11/15/46	157	124,781
Series B, 2.53%, 11/15/29	53	49,402
Series B, 3.11%, 11/15/39	52	40,692
Banner Health
2.91%, 01/01/42(a)	76	53,151
2.91%, 01/01/51	78	49,507
Series 2020, 3.18%, 01/01/50(a)	63	41,242
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50	65	44,353
Security	Par (000)	Value
Health Care Providers & Services (continued)
BayCare Health System, Inc., Series 2020, 3.83%, 11/15/50	$72	$ 55,110
Baylor Scott & White Holdings
Series 2021, 1.78%, 11/15/30	63	55,177
Series 2021, 2.84%, 11/15/50	203	127,842
Beth Israel Lahey Health, Inc., Series L, 3.08%, 07/01/51	86	52,924
Bon Secours Mercy Health, Inc.
3.46%, 06/01/30	70	67,262
Series 2018, 4.30%, 07/01/28	64	64,116
Catholic Health Services of Long Island Obligated Group, Series 2020, 3.37%, 07/01/50	80	53,928
Cedars-Sinai Health System, Series 2021, 2.29%, 08/15/31(a)	70	60,747
Centene Corp.
2.45%, 07/15/28	450	417,886
4.63%, 12/15/29	700	680,843
3.00%, 10/15/30	200	178,704
2.50%, 03/01/31	350	301,345
Children’s Health System of Texas, 2.51%, 08/15/50	71	41,272
Children’s Hospital Corp., Series 2017, 4.12%, 01/01/47	70	57,553
Children’s Hospital of Philadelphia, Series 2020, 2.70%, 07/01/50	51	31,002
CHRISTUS Health, Series C, 4.34%, 07/01/28	55	54,965
Cigna Group
3.40%, 03/01/27	130	128,157
3.05%, 10/15/27(a)	171	166,632
5.00%, 05/15/29	50	51,128
2.40%, 03/15/30	149	135,965
2.38%, 03/15/31	75	66,674
5.13%, 05/15/31	50	51,431
5.40%, 03/15/33	70	72,344
5.25%, 02/15/34(a)	350	355,560
4.80%, 08/15/38	171	160,763
3.20%, 03/15/40	171	130,941
4.80%, 07/15/46	214	186,173
3.88%, 10/15/47	130	97,696
4.90%, 12/15/48	257	224,371
3.40%, 03/15/50	171	115,949
3.40%, 03/15/51(a)	200	133,902
5.60%, 02/15/54(a)	50	47,970
CommonSpirit Health
3.35%, 10/01/29	194	185,505
2.78%, 10/01/30(a)	78	71,405
5.32%, 12/01/34	145	145,311
4.19%, 10/01/49(a)	171	131,896
6.46%, 11/01/52	69	73,092
5.55%, 12/01/54	100	93,967
Community Health Network, Inc., Series 2020-A, 3.10%, 05/01/50(a)	75	47,220
Corewell Health Obligated Group, Series 19A, 3.49%, 07/15/49	85	60,248
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49	46	31,862
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48	74	55,802
Dignity Health, 5.27%, 11/01/64(a)	74	65,221
Duke University Health System, Inc., Series 2017, 3.92%, 06/01/47	61	48,113
Elevance Health, Inc.
4.50%, 10/30/26	45	45,146
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care Providers & Services (continued)
Elevance Health, Inc. (continued)
3.65%, 12/01/27	$171	$ 168,971
5.15%, 06/15/29	70	71,997
4.75%, 02/15/30	70	70,830
2.25%, 05/15/30	136	122,773
2.55%, 03/15/31	121	108,649
4.95%, 11/01/31	125	126,748
4.10%, 05/15/32	61	58,566
5.50%, 10/15/32	100	104,253
4.75%, 02/15/33	120	119,247
5.38%, 06/15/34	75	76,658
5.20%, 02/15/35	110	111,151
4.63%, 05/15/42	150	131,577
5.10%, 01/15/44	155	142,642
4.65%, 08/15/44	62	53,879
4.38%, 12/01/47	171	139,768
4.55%, 03/01/48	80	66,669
3.70%, 09/15/49	150	107,708
3.13%, 05/15/50	146	94,937
3.60%, 03/15/51(a)	170	119,642
4.55%, 05/15/52	181	148,019
6.10%, 10/15/52	50	50,953
5.13%, 02/15/53	150	133,925
5.65%, 06/15/54	70	67,264
5.70%, 02/15/55	100	96,905
5.85%, 11/01/64	125	121,372
Hackensack Meridian Health, Inc.
Series 2020, 2.68%, 09/01/41	69	48,053
Series 2020, 2.88%, 09/01/50	136	85,199
Hartford HealthCare Corp., 3.45%, 07/01/54	62	42,911
HCA, Inc.
5.38%, 09/01/26	200	201,010
4.50%, 02/15/27	500	500,070
3.13%, 03/15/27	78	76,371
5.20%, 06/01/28	40	40,867
5.63%, 09/01/28(a)	250	257,389
5.88%, 02/01/29	250	259,465
4.13%, 06/15/29	130	127,729
5.25%, 03/01/30	30	30,756
3.50%, 09/01/30	200	189,127
5.45%, 04/01/31	225	232,006
2.38%, 07/15/31	171	148,834
5.50%, 03/01/32	60	61,922
3.63%, 03/15/32	300	276,716
5.50%, 06/01/33	80	81,905
5.60%, 04/01/34	75	76,736
5.45%, 09/15/34	160	161,385
5.75%, 03/01/35	150	154,256
5.13%, 06/15/39	171	160,822
4.38%, 03/15/42	200	166,637
5.50%, 06/15/47	171	158,904
5.25%, 06/15/49	214	190,109
3.50%, 07/15/51	155	102,676
4.63%, 03/15/52	300	241,085
5.90%, 06/01/53	75	72,417
6.00%, 04/01/54	160	156,528
5.95%, 09/15/54	70	68,030
6.20%, 03/01/55	150	151,068
6.10%, 04/01/64	100	97,520
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52(a)	70	52,737
Humana, Inc.
1.35%, 02/03/27	132	126,251
Security	Par (000)	Value
Health Care Providers & Services (continued)
Humana, Inc. (continued)
5.75%, 03/01/28	$60	$ 61,911
5.75%, 12/01/28(a)	25	25,999
3.70%, 03/23/29	62	60,085
3.13%, 08/15/29	87	81,991
5.38%, 04/15/31	100	102,293
2.15%, 02/03/32	81	68,044
5.88%, 03/01/33	50	51,672
5.95%, 03/15/34(a)	25	25,993
5.55%, 05/01/35	200	201,118
4.63%, 12/01/42	171	141,889
4.95%, 10/01/44	87	74,990
4.80%, 03/15/47	70	57,933
5.50%, 03/15/53(a)	100	89,784
5.75%, 04/15/54	135	125,755
Indiana University Health, Inc. Obligated Group, Series 2021, 2.85%, 11/01/51	87	54,237
Inova Health System Foundation, 4.07%, 05/15/52	74	58,460
Integris Baptist Medical Center, Inc., Series A, 3.88%, 08/15/50	66	46,865
Johns Hopkins Health System Corp., 3.84%, 05/15/46	62	48,353
Kaiser Foundation Hospitals
3.15%, 05/01/27	87	85,374
4.15%, 05/01/47	191	155,535
Series 2019, 3.27%, 11/01/49	82	56,682
Series 2021, 2.81%, 06/01/41	101	72,027
Series 2021, 3.00%, 06/01/51	116	75,032
Laboratory Corp. of America Holdings
3.60%, 09/01/27	87	86,014
4.35%, 04/01/30	50	49,661
2.70%, 06/01/31	49	44,093
4.55%, 04/01/32	50	49,225
4.80%, 10/01/34	50	48,880
4.70%, 02/01/45	79	69,266
Mass General Brigham, Inc.
Series 2017, 3.77%, 07/01/48	85	64,320
Series 2020, 3.19%, 07/01/49	87	58,901
Series 2020, 3.34%, 07/01/60	71	46,381
Mayo Clinic
Series 2016, 4.13%, 11/15/52	75	60,198
Series 2021, 3.20%, 11/15/61	66	40,839
MedStar Health, Inc., Series 20A, 3.63%, 08/15/49	74	52,451
Memorial Health Services, 3.45%, 11/01/49	62	44,146
Memorial Sloan-Kettering Cancer Center
5.00%, 07/01/42	70	66,493
4.13%, 07/01/52(a)	70	55,263
Methodist Hospital, Series 20A, 2.71%, 12/01/50	77	46,421
Montefiore Obligated Group, 4.29%, 09/01/50	64	43,318
Mount Nittany Medical Center Obligated Group, Series 2022, 3.80%, 11/15/52	57	42,267
Mount Sinai Hospital
Series 2019, 3.74%, 07/01/49	75	50,068
Series 2020, 3.39%, 07/01/50(a)	66	40,411
MyMichigan Health, Series 2020, 3.41%, 06/01/50	47	33,142
Nationwide Children’s Hospital, Inc., 4.56%, 11/01/52	73	62,225
New York and Presbyterian Hospital
2.26%, 08/01/40(a)	87	59,783
4.02%, 08/01/45	53	43,198
2.61%, 08/01/60(a)	87	47,232
Series 2019, 3.95%, 08/01/2119(a)	72	49,157
Northwell Healthcare, Inc.
3.98%, 11/01/46	70	53,812

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care Providers & Services (continued)
Northwell Healthcare, Inc. (continued)
4.26%, 11/01/47	$70	$ 55,645
3.81%, 11/01/49	57	40,821
Novant Health, Inc.
2.64%, 11/01/36	72	56,378
3.17%, 11/01/51	76	49,813
3.32%, 11/01/61(a)	76	48,014
OhioHealth Corp., 2.83%, 11/15/41	59	42,082
Orlando Health Obligated Group
4.09%, 10/01/48	29	23,288
3.33%, 10/01/50(a)	67	46,906
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/48	79	65,881
Series 2020, 3.22%, 11/15/50	73	45,161
Piedmont Healthcare, Inc.
2.86%, 01/01/52	66	40,238
Series 2042, 2.72%, 01/01/42	58	40,404
Presbyterian Healthcare Services, 4.88%, 08/01/52	60	53,131
Providence St. Joseph Health Obligated Group
5.37%, 10/01/32	100	101,705
Series 19A, 2.53%, 10/01/29(a)	82	75,504
Series 21A, 2.70%, 10/01/51	76	42,373
Series A, 3.93%, 10/01/48	77	57,455
Queen’s Health Systems, 4.81%, 07/01/52(a)	67	59,843
Quest Diagnostics, Inc.
4.60%, 12/15/27	225	227,037
4.20%, 06/30/29	87	86,625
4.63%, 12/15/29	50	50,493
2.95%, 06/30/30	75	69,797
2.80%, 06/30/31	71	64,401
5.00%, 12/15/34	50	49,755
4.70%, 03/30/45(a)	87	75,695
Rady Children’s Hospital-San Diego, Series 21A, 3.15%, 08/15/51	63	41,397
Seattle Children’s Hospital, Series 2021, 2.72%, 10/01/50(a)	62	37,862
Sentara Health, Series 2021, 2.93%, 11/01/51(a)	71	45,031
Sharp HealthCare, Series 20B, 2.68%, 08/01/50(a)	91	55,662
Stanford Health Care, Series 2018, 3.80%, 11/15/48	64	48,585
Summa Health, 3.51%, 11/15/51(a)	70	57,567
Sutter Health
Series 2018, 4.09%, 08/15/48	80	63,872
Series 2025, 5.21%, 08/15/32	35	35,959
Series 2025, 5.54%, 08/15/35	95	98,177
Series 20A, 2.29%, 08/15/30(a)	66	59,607
Series 20A, 3.16%, 08/15/40	62	47,953
Series 20A, 3.36%, 08/15/50	59	40,724
Texas Health Resources, 2.33%, 11/15/50	58	32,545
Trinity Health Corp.
Series 2019, 3.43%, 12/01/48	73	53,556
Series 2021, 2.63%, 12/01/40	83	59,735
UnitedHealth Group, Inc.
4.75%, 07/15/26	55	55,198
3.45%, 01/15/27(a)	87	86,064
3.38%, 04/15/27	171	168,608
4.60%, 04/15/27	55	55,329
5.25%, 02/15/28	40	41,057
3.85%, 06/15/28	171	169,543
4.40%, 06/15/28	30	30,149
4.25%, 01/15/29	140	139,752
4.70%, 04/15/29	50	50,563
4.00%, 05/15/29	120	118,639
Security	Par (000)	Value
Health Care Providers & Services (continued)
UnitedHealth Group, Inc. (continued)
2.88%, 08/15/29	$124	$ 117,038
4.80%, 01/15/30	175	177,693
5.30%, 02/15/30	300	310,711
2.00%, 05/15/30	79	70,694
4.65%, 01/15/31	75	75,386
4.90%, 04/15/31	75	76,217
2.30%, 05/15/31	197	173,616
4.95%, 01/15/32	250	253,199
5.35%, 02/15/33	180	185,460
4.50%, 04/15/33	140	136,447
5.00%, 04/15/34	275	274,894
5.15%, 07/15/34(a)	250	252,524
5.30%, 06/15/35	150	152,883
4.63%, 07/15/35	97	93,679
5.80%, 03/15/36	120	126,144
6.88%, 02/15/38	74	84,122
3.50%, 08/15/39	111	89,578
2.75%, 05/15/40	75	54,413
5.95%, 02/15/41	74	76,216
3.05%, 05/15/41	216	158,737
4.63%, 11/15/41	104	92,904
3.95%, 10/15/42	53	42,916
4.25%, 03/15/43	87	73,063
5.50%, 07/15/44	250	243,498
4.75%, 07/15/45	307	271,636
4.20%, 01/15/47	130	104,439
4.25%, 04/15/47	171	138,410
3.75%, 10/15/47	87	64,764
4.45%, 12/15/48	171	141,577
3.70%, 08/15/49	257	187,095
2.90%, 05/15/50	221	137,517
3.25%, 05/15/51	87	57,707
4.75%, 05/15/52	100	85,182
5.88%, 02/15/53	270	270,518
5.05%, 04/15/53	140	124,961
5.38%, 04/15/54	175	163,593
5.63%, 07/15/54(a)	250	242,505
3.88%, 08/15/59	171	120,496
3.13%, 05/15/60	100	59,856
4.95%, 05/15/62	200	171,629
6.05%, 02/15/63	110	111,619
5.20%, 04/15/63	190	169,303
5.50%, 04/15/64	75	69,995
5.75%, 07/15/64	210	204,250
Universal Health Services, Inc.
1.65%, 09/01/26	155	149,645
4.63%, 10/15/29	50	49,437
2.65%, 10/15/30	50	44,581
5.05%, 10/15/34	30	28,627
WakeMed, Series A, 3.29%, 10/01/52(a)	66	44,015
West Virginia United Health System Obligated Group, Series 2020, 3.13%, 06/01/50	60	37,636
Willis-Knighton Medical Center, Series 2018, 4.81%, 09/01/48	80	69,387
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50	64	36,857
		27,221,383
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/27	87	86,286
3.38%, 08/15/31	141	130,365
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care REITs (continued)
Alexandria Real Estate Equities, Inc. (continued)
2.00%, 05/18/32	$73	$ 60,608
1.88%, 02/01/33	102	81,551
2.95%, 03/15/34	52	43,836
4.75%, 04/15/35	200	191,333
5.50%, 10/01/35(a)	50	50,558
5.25%, 05/15/36	40	39,250
4.85%, 04/15/49	87	72,860
3.00%, 05/18/51	70	42,424
3.55%, 03/15/52	100	67,255
5.15%, 04/15/53	70	61,277
5.63%, 05/15/54(a)	50	46,607
DOC DR LLC, 2.63%, 11/01/31	87	76,756
Healthcare Realty Holdings LP, 3.10%, 02/15/30	171	158,594
Healthpeak OP LLC
1.35%, 02/01/27	62	59,101
2.13%, 12/01/28	75	69,641
3.50%, 07/15/29	107	103,296
3.00%, 01/15/30	92	86,259
2.88%, 01/15/31	90	82,070
5.25%, 12/15/32	135	137,384
5.38%, 02/15/35(a)	25	25,228
Omega Healthcare Investors, Inc.
4.50%, 04/01/27	87	87,173
4.75%, 01/15/28	87	87,372
3.63%, 10/01/29	104	98,999
5.20%, 07/01/30	25	25,140
3.25%, 04/15/33	71	61,291
Sabra Health Care LP
3.90%, 10/15/29	50	47,571
3.20%, 12/01/31	87	77,528
Ventas Realty LP
3.25%, 10/15/26	87	85,640
4.00%, 03/01/28	257	254,612
3.00%, 01/15/30	50	46,923
2.50%, 09/01/31	121	106,509
5.10%, 07/15/32	50	50,570
5.63%, 07/01/34(a)	25	25,810
5.00%, 01/15/35(a)	25	24,572
5.70%, 09/30/43	100	97,316
Welltower OP LLC
2.05%, 01/15/29	108	100,043
4.13%, 03/15/29	171	170,000
3.10%, 01/15/30	171	161,938
4.50%, 07/01/30(a)	50	50,237
2.75%, 01/15/31	100	91,418
2.80%, 06/01/31	100	90,836
2.75%, 01/15/32	87	77,662
3.85%, 06/15/32	79	74,901
5.13%, 07/01/35	50	50,195
		3,816,795
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts LP
5.70%, 06/15/32	25	25,355
5.70%, 07/01/34	25	25,158
5.50%, 04/15/35	75	74,234
Series H, 3.38%, 12/15/29	171	161,380
Series J, 2.90%, 12/15/31	71	62,214
		348,341
Security	Par (000)	Value
Hotels, Restaurants & Leisure — 0.2%
Brunswick Corp./DE
2.40%, 08/18/31(a)	$66	$ 56,124
5.10%, 04/01/52	71	54,265
Choice Hotels International, Inc.
3.70%, 12/01/29	70	66,071
5.85%, 08/01/34	50	50,390
Darden Restaurants, Inc.
3.85%, 05/01/27	100	99,170
4.35%, 10/15/27(a)	25	25,048
4.55%, 10/15/29	25	24,928
6.30%, 10/10/33	50	53,581
Hyatt Hotels Corp.
5.75%, 01/30/27(a)	50	51,029
5.05%, 03/30/28	25	25,272
4.38%, 09/15/28	276	275,075
5.25%, 06/30/29(a)	25	25,432
5.75%, 04/23/30(a)	87	89,995
5.38%, 12/15/31(a)	45	45,629
5.75%, 03/30/32(a)	25	25,665
5.50%, 06/30/34	25	24,985
Las Vegas Sands Corp.
3.50%, 08/18/26	150	147,970
5.90%, 06/01/27	25	25,542
5.63%, 06/15/28(a)	25	25,501
6.00%, 08/15/29	25	25,695
6.00%, 06/14/30	25	25,792
6.20%, 08/15/34(a)	100	102,147
Marriott International, Inc.
5.00%, 10/15/27	55	55,902
5.55%, 10/15/28	50	51,865
5.10%, 04/15/32(a)	60	60,676
5.30%, 05/15/34	175	177,119
5.35%, 03/15/35	100	100,818
5.50%, 04/15/37	125	125,021
Series FF, 4.63%, 06/15/30	171	171,405
Series GG, 3.50%, 10/15/32	171	155,452
Series X, 4.00%, 04/15/28	171	169,434
McDonald’s Corp.
3.50%, 03/01/27	171	169,023
3.50%, 07/01/27	240	237,042
3.80%, 04/01/28(a)	171	169,597
4.80%, 08/14/28	50	50,937
5.00%, 05/17/29	25	25,681
2.63%, 09/01/29	100	93,879
4.60%, 05/15/30	50	50,538
4.95%, 08/14/33(a)	75	76,398
5.20%, 05/17/34	25	25,667
4.95%, 03/03/35	110	109,935
4.70%, 12/09/35	79	77,051
6.30%, 10/15/37	200	219,012
6.30%, 03/01/38	171	186,637
3.70%, 02/15/42	74	58,698
4.60%, 05/26/45	171	148,486
4.88%, 12/09/45	171	154,217
4.45%, 03/01/47	87	73,530
3.63%, 09/01/49	151	109,526
4.20%, 04/01/50	88	69,866
5.15%, 09/09/52	100	91,572
5.45%, 08/14/53	75	72,059
Royal Caribbean Cruises Ltd., 3.70%, 03/15/28	120	116,865
Sands China Ltd.
5.40%, 08/08/28	200	200,930

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Sands China Ltd. (continued)
4.38%, 06/18/30	$200	$ 190,750
Starbucks Corp.
4.85%, 02/08/27	25	25,219
2.00%, 03/12/27	100	96,214
4.50%, 05/15/28	25	25,125
4.00%, 11/15/28	87	86,344
3.55%, 08/15/29	214	208,196
4.80%, 05/15/30	25	25,315
2.55%, 11/15/30	140	126,887
4.90%, 02/15/31	25	25,527
3.00%, 02/14/32(a)	132	119,477
4.80%, 02/15/33(a)	100	99,970
5.00%, 02/15/34(a)	25	25,162
5.40%, 05/15/35(a)	25	25,473
3.75%, 12/01/47(a)	171	126,086
3.35%, 03/12/50	171	115,334
3.50%, 11/15/50	140	97,468
		6,418,691
Household Durables — 0.0%
D.R. Horton, Inc.
1.30%, 10/15/26	174	167,287
1.40%, 10/15/27	171	160,783
5.00%, 10/15/34	100	98,864
5.50%, 10/15/35	50	50,913
Leggett & Platt, Inc.
3.50%, 11/15/27	70	67,929
4.40%, 03/15/29(a)	171	166,215
3.50%, 11/15/51	105	66,892
Lennar Corp.
4.75%, 11/29/27	141	141,962
5.20%, 07/30/30	50	50,940
MDC Holdings, Inc.
2.50%, 01/15/31	70	61,298
6.00%, 01/15/43	71	64,228
PulteGroup, Inc., 7.88%, 06/15/32	171	198,343
Toll Brothers Finance Corp.
4.88%, 03/15/27	75	75,247
4.35%, 02/15/28	75	74,600
5.60%, 06/15/35	25	25,199
		1,470,700
Household Products — 0.0%
Avery Dennison Corp.
2.25%, 02/15/32	87	73,924
5.75%, 03/15/33	90	94,102
Church & Dwight Co., Inc.
2.30%, 12/15/31	171	149,199
5.60%, 11/15/32	140	147,450
Clorox Co., 3.10%, 10/01/27	87	84,898
Kimberly-Clark Corp.
2.00%, 11/02/31(a)	75	66,138
4.50%, 02/16/33	100	100,089
5.30%, 03/01/41	87	85,868
3.20%, 07/30/46	74	51,963
2.88%, 02/07/50	140	90,252
		943,883
Industrial Conglomerates — 0.1%
3M Co.
2.25%, 09/19/26	100	97,548
2.88%, 10/15/27	130	126,271
3.38%, 03/01/29	211	204,458
Security	Par (000)	Value
Industrial Conglomerates (continued)
3M Co. (continued)
2.38%, 08/26/29	$169	$ 156,660
4.80%, 03/15/30	25	25,416
5.15%, 03/15/35	25	25,222
3.13%, 09/19/46(a)	87	59,548
3.63%, 10/15/47(a)	104	76,839
4.00%, 09/14/48	150	118,644
3.25%, 08/26/49	175	118,351
3.70%, 04/15/50(a)	87	63,908
Carlisle Cos., Inc.
2.75%, 03/01/30	189	174,535
2.20%, 03/01/32	75	63,384
Eaton Corp.
3.10%, 09/15/27	118	115,831
4.15%, 03/15/33	100	96,964
4.15%, 11/02/42	187	160,936
4.70%, 08/23/52(a)	60	53,433
Illinois Tool Works, Inc.
4.88%, 09/15/41	181	169,275
3.90%, 09/01/42	75	62,123
Parker-Hannifin Corp.
4.25%, 09/15/27	70	70,172
3.25%, 06/14/29	341	327,265
4.50%, 09/15/29	100	100,992
4.20%, 11/21/34	87	82,857
4.10%, 03/01/47	87	70,322
4.00%, 06/14/49	87	68,404
Pentair Finance SARL, 5.90%, 07/15/32	100	104,474
Teledyne Technologies, Inc., 2.75%, 04/01/31	171	155,128
Textron, Inc.
3.00%, 06/01/30	171	158,683
5.50%, 05/15/35(a)	50	50,777
		3,158,420
Insurance — 0.7%
Aflac, Inc.
2.88%, 10/15/26	130	127,800
4.75%, 01/15/49	87	75,137
Alleghany Corp.
3.63%, 05/15/30	121	117,388
3.25%, 08/15/51	171	114,534
Allstate Corp.
3.28%, 12/15/26	130	128,210
5.05%, 06/24/29	50	51,311
5.25%, 03/30/33	20	20,505
5.55%, 05/09/35(a)	160	166,134
4.50%, 06/15/43	53	46,072
4.20%, 12/15/46	100	81,593
3.85%, 08/10/49	171	130,813
American Financial Group, Inc., 4.50%, 06/15/47	130	104,944
American International Group, Inc.
5.13%, 03/27/33	70	71,166
5.45%, 05/07/35	140	143,573
4.80%, 07/10/45	100	90,053
4.75%, 04/01/48(a)	171	151,743
4.38%, 06/30/50	87	72,814
Aon Corp.
4.50%, 12/15/28(a)	171	171,828
3.75%, 05/02/29	171	167,173
Aon Corp./Aon Global Holdings PLC
2.85%, 05/28/27	55	53,599
2.05%, 08/23/31	87	75,107
2.60%, 12/02/31	59	52,289
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Aon Corp./Aon Global Holdings PLC (continued)
5.00%, 09/12/32	$270	$ 273,827
5.35%, 02/28/33	25	25,736
2.90%, 08/23/51	100	62,104
3.90%, 02/28/52	181	134,226
Aon Global Ltd.
4.60%, 06/14/44	87	75,483
4.75%, 05/15/45	87	75,983
Aon North America, Inc.
5.13%, 03/01/27	75	75,884
5.15%, 03/01/29	100	102,396
5.30%, 03/01/31	100	103,428
5.45%, 03/01/34	100	102,719
5.75%, 03/01/54	170	167,525
Arch Capital Finance LLC, 4.01%, 12/15/26	171	170,240
Arch Capital Group Ltd., 3.64%, 06/30/50	100	72,886
Arch Capital Group U.S., Inc., 5.14%, 11/01/43	66	61,125
Arthur J Gallagher & Co.
4.60%, 12/15/27	70	70,520
2.40%, 11/09/31	87	76,246
5.00%, 02/15/32	40	40,539
5.45%, 07/15/34	300	306,697
5.15%, 02/15/35	150	150,071
3.50%, 05/20/51	87	60,481
5.75%, 03/02/53	16	15,585
6.75%, 02/15/54	70	77,527
5.75%, 07/15/54	100	98,051
5.55%, 02/15/55	180	172,614
Assured Guaranty U.S. Holdings, Inc., 6.13%, 09/15/28	300	315,269
Athene Holding Ltd.
6.15%, 04/03/30(a)	100	106,111
6.65%, 02/01/33(a)	100	108,124
5.88%, 01/15/34	50	51,779
3.95%, 05/25/51	66	46,627
6.25%, 04/01/54	150	148,037
6.63%, 05/19/55	35	36,063
Berkshire Hathaway Finance Corp.
2.30%, 03/15/27	133	129,663
1.85%, 03/12/30(a)	87	78,786
1.45%, 10/15/30(a)	155	135,627
4.40%, 05/15/42	74	68,444
4.30%, 05/15/43	87	76,615
4.25%, 01/15/49	171	144,656
2.85%, 10/15/50	171	110,349
2.50%, 01/15/51	132	78,927
3.85%, 03/15/52(a)	400	309,523
Berkshire Hathaway, Inc., 4.50%, 02/11/43(a)	200	186,366
Brighthouse Financial, Inc.
3.70%, 06/22/27	300	294,766
5.63%, 05/15/30	71	72,807
4.70%, 06/22/47	103	78,897
Brown & Brown, Inc.
4.60%, 12/23/26	50	50,233
4.70%, 06/23/28	50	50,422
4.90%, 06/23/30	50	50,465
2.38%, 03/15/31	171	150,524
5.25%, 06/23/32	50	50,995
5.65%, 06/11/34	50	51,358
5.55%, 06/23/35	155	158,059
4.95%, 03/17/52(a)	65	56,241
6.25%, 06/23/55(a)	30	30,924
Security	Par (000)	Value
Insurance (continued)
Chubb Corp.
6.00%, 05/11/37	$50	$ 54,273
Series 1, 6.50%, 05/15/38	74	83,261
Chubb INA Holdings LLC
4.65%, 08/15/29(a)	75	76,278
1.38%, 09/15/30(a)	346	300,905
5.00%, 03/15/34(a)	200	203,766
6.70%, 05/15/36(a)	150	170,597
4.15%, 03/13/43	53	45,284
4.35%, 11/03/45	100	86,525
2.85%, 12/15/51	87	55,703
3.05%, 12/15/61	59	36,411
CNA Financial Corp.
3.45%, 08/15/27	100	98,128
3.90%, 05/01/29	87	85,291
CNO Financial Group, Inc.
5.25%, 05/30/29	120	121,052
6.45%, 06/15/34	75	78,655
Corebridge Financial, Inc.
3.65%, 04/05/27	75	74,008
3.85%, 04/05/29	175	171,465
3.90%, 04/05/32	175	164,257
6.05%, 09/15/33	50	52,632
5.75%, 01/15/34	50	51,946
4.35%, 04/05/42	75	62,952
4.40%, 04/05/52(a)	125	99,868
(5-year CMT + 3.85%), 6.88%, 12/15/52(c)	100	103,159
Enstar Group Ltd., 3.10%, 09/01/31	124	110,235
Equitable Holdings, Inc.
4.35%, 04/20/28	171	170,675
5.59%, 01/11/33	150	155,975
5.00%, 04/20/48(a)	89	78,499
Essent Group Ltd., 6.25%, 07/01/29	25	25,892
Everest Reinsurance Holdings, Inc.
3.50%, 10/15/50	87	59,410
3.13%, 10/15/52	155	96,010
F&G Annuities & Life, Inc.
7.40%, 01/13/28	50	52,361
6.50%, 06/04/29	25	25,777
6.25%, 10/04/34(a)	25	24,750
Fairfax Financial Holdings Ltd.
4.63%, 04/29/30	171	170,062
5.63%, 08/16/32	80	82,161
6.35%, 03/22/54	135	136,728
6.10%, 03/15/55	50	48,975
Fidelity National Financial, Inc.
3.40%, 06/15/30	87	81,201
3.20%, 09/17/51	58	35,639
First American Financial Corp.
2.40%, 08/15/31	78	66,536
5.45%, 09/30/34	25	24,487
Globe Life, Inc.
2.15%, 08/15/30	40	35,224
5.85%, 09/15/34(a)	25	25,884
Hanover Insurance Group, Inc., 2.50%, 09/01/30	87	77,434
Hartford Financial Services Group, Inc.
2.80%, 08/19/29	87	81,837
5.95%, 10/15/36	100	104,385
6.10%, 10/01/41	74	76,627
2.90%, 09/15/51	71	44,399
Jackson Financial, Inc., 3.13%, 11/23/31	171	151,385
Kemper Corp., 3.80%, 02/23/32	74	67,248

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Lincoln National Corp.
3.80%, 03/01/28	$57	$ 56,077
5.85%, 03/15/34	25	25,729
6.30%, 10/09/37	87	90,819
4.35%, 03/01/48	35	27,998
Loews Corp., 3.20%, 05/15/30	114	107,863
Manulife Financial Corp.
2.48%, 05/19/27	171	165,940
3.70%, 03/16/32	67	63,343
5.38%, 03/04/46	71	70,278
(5-year USD ICE Swap + 1.65%), 4.06%, 02/24/32(c)	87	86,008
Markel Group, Inc.
3.35%, 09/17/29	82	78,990
4.30%, 11/01/47	130	102,775
4.15%, 09/17/50	87	66,327
3.45%, 05/07/52	75	50,472
6.00%, 05/16/54	40	39,944
Marsh & McLennan Cos., Inc.
4.55%, 11/08/27	85	85,625
4.38%, 03/15/29	171	171,656
4.65%, 03/15/30	175	176,974
2.25%, 11/15/30	59	52,825
4.85%, 11/15/31	175	177,701
2.38%, 12/15/31	65	56,912
5.75%, 11/01/32	50	53,247
5.40%, 09/15/33	50	51,862
5.15%, 03/15/34	225	230,029
5.00%, 03/15/35	285	284,910
5.35%, 11/15/44	50	49,094
4.35%, 01/30/47	87	73,637
4.20%, 03/01/48	87	71,510
4.90%, 03/15/49	171	154,467
2.90%, 12/15/51	52	32,662
6.25%, 11/01/52	25	26,826
5.70%, 09/15/53	100	100,422
5.45%, 03/15/54	25	24,081
5.40%, 03/15/55(a)	225	216,778
MetLife, Inc.
4.55%, 03/23/30(a)	171	173,307
5.38%, 07/15/33	50	52,054
6.38%, 06/15/34(a)	307	340,287
5.30%, 12/15/34(a)	50	51,364
5.88%, 02/06/41	100	103,601
4.13%, 08/13/42	75	63,056
4.88%, 11/13/43	200	183,450
4.72%, 12/15/44	50	44,435
4.05%, 03/01/45	87	71,203
4.60%, 05/13/46(a)	200	177,080
5.00%, 07/15/52	60	54,373
5.25%, 01/15/54(a)	100	94,139
NMI Holdings, Inc., 6.00%, 08/15/29	25	25,653
Old Republic International Corp.
5.75%, 03/28/34	25	25,715
3.85%, 06/11/51	70	49,719
Primerica, Inc., 2.80%, 11/19/31	74	65,480
Principal Financial Group, Inc.
3.10%, 11/15/26	171	168,080
3.70%, 05/15/29	100	97,552
5.38%, 03/15/33	40	41,086
4.63%, 09/15/42	50	44,320
4.30%, 11/15/46	87	72,400
Security	Par (000)	Value
Insurance (continued)
Principal Financial Group, Inc. (continued)
5.50%, 03/15/53	$45	$ 43,475
Progressive Corp.
2.45%, 01/15/27	87	84,850
2.50%, 03/15/27	66	64,275
4.00%, 03/01/29	75	74,546
3.00%, 03/15/32	145	132,245
4.95%, 06/15/33(a)	40	40,853
4.35%, 04/25/44	74	63,284
3.70%, 01/26/45	70	54,173
4.13%, 04/15/47	87	71,565
4.20%, 03/15/48	87	71,542
3.70%, 03/15/52	60	44,742
Prudential Financial, Inc.
3.88%, 03/27/28	120	119,470
5.20%, 03/14/35	50	50,540
3.00%, 03/10/40	171	129,382
4.60%, 05/15/44(a)	87	76,660
3.91%, 12/07/47	87	67,969
3.94%, 12/07/49	156	119,402
4.35%, 02/25/50	171	141,925
3.70%, 03/13/51	200	147,002
(3-mo. SOFR US + 2.93%), 5.70%, 09/15/48(c)	171	173,210
(5-year CMT + 2.85%), 6.75%, 03/01/53(c)	150	157,134
(5-year CMT + 3.04%), 3.70%, 10/01/50(c)	71	64,761
(5-year CMT + 3.16%), 5.13%, 03/01/52(a)(c)	107	103,482
Prudential Funding Asia PLC
3.13%, 04/14/30(a)	171	161,381
3.63%, 03/24/32	87	80,918
Reinsurance Group of America, Inc.
3.90%, 05/15/29	82	80,429
6.00%, 09/15/33	20	20,963
5.75%, 09/15/34	75	76,982
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29	100	96,609
5.75%, 06/05/33	60	61,741
5.80%, 04/01/35(a)	25	25,686
Travelers Cos., Inc.
6.75%, 06/20/36	87	99,453
6.25%, 06/15/37	87	95,947
5.35%, 11/01/40	200	201,105
4.60%, 08/01/43	148	131,386
4.30%, 08/25/45	87	73,528
4.00%, 05/30/47	87	69,617
4.10%, 03/04/49	87	70,067
5.45%, 05/25/53	40	39,118
Travelers Property Casualty Corp., 6.38%, 03/15/33	74	82,753
Unum Group
4.00%, 06/15/29	71	69,692
5.75%, 08/15/42	87	83,871
4.50%, 12/15/49	37	29,287
4.13%, 06/15/51	75	55,713
W R Berkley Corp.
4.00%, 05/12/50	87	66,077
3.55%, 03/30/52	87	59,915
Willis North America, Inc.
4.65%, 06/15/27	71	71,388
4.50%, 09/15/28	257	257,731
5.35%, 05/15/33	40	41,009
5.05%, 09/15/48	100	88,856
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Willis North America, Inc. (continued)
3.88%, 09/15/49	$100	$ 73,808
5.90%, 03/05/54	75	74,546
		22,056,746
Interactive Media & Services — 0.2%
Alphabet, Inc.
2.00%, 08/15/26	427	417,764
0.80%, 08/15/27(a)	93	87,321
4.00%, 05/15/30	105	105,079
1.10%, 08/15/30	112	96,755
4.50%, 05/15/35	150	148,030
1.90%, 08/15/40	159	106,786
2.05%, 08/15/50	340	189,836
5.25%, 05/15/55	70	68,941
2.25%, 08/15/60(a)	257	135,690
5.30%, 05/15/65	170	166,454
Meta Platforms, Inc.
3.50%, 08/15/27	300	297,130
4.60%, 05/15/28	60	61,099
4.30%, 08/15/29	85	85,775
4.80%, 05/15/30	60	61,774
4.55%, 08/15/31	100	101,406
3.85%, 08/15/32	415	399,125
4.95%, 05/15/33	60	61,523
4.75%, 08/15/34	225	226,053
4.45%, 08/15/52	140	118,035
5.60%, 05/15/53	360	359,995
5.40%, 08/15/54	360	351,087
4.65%, 08/15/62	200	168,590
5.75%, 05/15/63	160	161,737
5.55%, 08/15/64	290	283,399
Netflix, Inc.
5.88%, 11/15/28	200	210,826
6.38%, 05/15/29	200	215,251
5.40%, 08/15/54	150	148,032
		4,833,493
Internet Software & Services — 0.3%
Alibaba Group Holding Ltd.
3.40%, 12/06/27(a)	200	196,522
4.88%, 05/26/30(a)(d)	200	204,136
2.13%, 02/09/31	200	176,868
4.50%, 11/28/34	250	240,337
5.25%, 05/26/35(d)	200	202,264
2.70%, 02/09/41(a)	200	138,930
4.20%, 12/06/47	249	199,957
3.15%, 02/09/51	284	184,600
3.25%, 02/09/61	200	123,094
Amazon.com, Inc.
3.30%, 04/13/27	250	247,240
1.20%, 06/03/27	341	323,773
1.65%, 05/12/28	291	273,268
3.45%, 04/13/29	238	233,545
4.65%, 12/01/29	400	408,787
1.50%, 06/03/30	211	186,636
2.10%, 05/12/31	341	302,763
3.60%, 04/13/32	354	338,854
4.70%, 12/01/32	400	407,648
4.80%, 12/05/34	204	208,219
3.88%, 08/22/37	171	154,678
2.88%, 05/12/41	240	179,104
4.95%, 12/05/44	87	84,410
Security	Par (000)	Value
Internet Software & Services (continued)
Amazon.com, Inc. (continued)
4.05%, 08/22/47	$400	$ 329,984
2.50%, 06/03/50(a)	171	102,772
3.10%, 05/12/51	400	269,655
3.95%, 04/13/52	354	279,352
4.25%, 08/22/57	341	279,107
2.70%, 06/03/60	171	98,207
3.25%, 05/12/61	121	78,731
4.10%, 04/13/62	121	94,619
Booking Holdings, Inc., 4.63%, 04/13/30(a)	171	172,965
eBay, Inc.
3.60%, 06/05/27	171	169,195
2.70%, 03/11/30(a)	171	158,436
2.60%, 05/10/31	201	180,204
4.00%, 07/15/42	50	40,519
3.65%, 05/10/51	87	62,849
Expedia Group, Inc.
4.63%, 08/01/27	100	100,406
3.80%, 02/15/28(a)	130	128,076
3.25%, 02/15/30	142	133,953
2.95%, 03/15/31	54	49,218
5.40%, 02/15/35	75	75,517
JD.com, Inc., 3.38%, 01/14/30	200	191,524
Uber Technologies, Inc.
4.30%, 01/15/30	200	199,078
4.80%, 09/15/34	150	147,335
5.35%, 09/15/54	125	116,595
VeriSign, Inc., 4.75%, 07/15/27	171	171,024
		8,644,954
IT Services — 0.2%
Accenture Capital, Inc.
3.90%, 10/04/27(a)	55	54,832
4.05%, 10/04/29	75	74,514
4.25%, 10/04/31	75	74,299
4.50%, 10/04/34	200	194,643
CGI, Inc.
1.45%, 09/14/26	87	84,028
4.95%, 03/14/30(d)	25	25,249
2.30%, 09/14/31	87	75,214
DXC Technology Co.
1.80%, 09/15/26(a)	104	100,503
2.38%, 09/15/28	71	66,051
Fortinet, Inc., 2.20%, 03/15/31	152	133,748
IBM International Capital Pte. Ltd.
4.60%, 02/05/27	100	100,589
4.60%, 02/05/29	100	100,973
4.75%, 02/05/31	100	101,315
4.90%, 02/05/34(a)	100	99,816
5.25%, 02/05/44	100	95,875
5.30%, 02/05/54	200	187,135
International Business Machines Corp.
3.30%, 01/27/27	100	98,715
2.20%, 02/09/27	200	193,996
1.70%, 05/15/27(a)	289	276,284
4.15%, 07/27/27	100	99,988
4.50%, 02/06/28	250	252,207
4.65%, 02/10/28	100	101,149
3.50%, 05/15/29	381	370,351
4.80%, 02/10/30	100	101,594
1.95%, 05/15/30	121	107,938
2.72%, 02/09/32	180	160,268
5.00%, 02/10/32	100	102,061

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
IT Services (continued)
International Business Machines Corp. (continued)
4.40%, 07/27/32(a)	$100	$ 98,590
5.88%, 11/29/32	87	93,809
5.20%, 02/10/35	100	101,484
4.15%, 05/15/39	350	308,294
2.85%, 05/15/40	345	254,014
4.00%, 06/20/42	148	122,574
4.25%, 05/15/49	330	265,821
2.95%, 05/15/50	116	73,875
4.90%, 07/27/52(a)	100	88,613
5.70%, 02/10/55	100	98,885
Kyndryl Holdings, Inc., 4.10%, 10/15/41	171	136,186
Leidos, Inc., 2.30%, 02/15/31	130	113,750
		5,189,230
Leisure Products — 0.0%
Hasbro, Inc.
3.55%, 11/19/26	75	73,950
3.90%, 11/19/29	75	72,320
6.05%, 05/14/34	25	25,783
6.35%, 03/15/40(a)	87	88,739
5.10%, 05/15/44	60	52,164
		312,956
Machinery — 0.3%
AGCO Corp.
5.45%, 03/21/27	50	50,617
5.80%, 03/21/34(a)	50	50,746
Caterpillar Financial Services Corp.
1.15%, 09/14/26	155	149,739
4.45%, 10/16/26(a)	50	50,253
4.50%, 01/07/27	25	25,174
1.70%, 01/08/27	87	83,982
4.50%, 01/08/27	75	75,445
5.00%, 05/14/27(a)	50	50,851
3.60%, 08/12/27	100	99,012
4.40%, 10/15/27	50	50,344
4.60%, 11/15/27	50	50,599
4.40%, 03/03/28	50	50,371
4.85%, 02/27/29(a)	50	51,152
4.38%, 08/16/29(a)	50	50,380
4.70%, 11/15/29	150	152,768
4.80%, 01/08/30(a)	25	25,601
Caterpillar, Inc.
2.60%, 09/19/29	70	65,722
2.60%, 04/09/30	87	80,884
1.90%, 03/12/31	157	138,185
5.20%, 05/15/35	100	101,935
5.20%, 05/27/41	206	204,114
3.80%, 08/15/42	200	165,246
3.25%, 09/19/49	171	119,661
3.25%, 04/09/50(a)	171	119,259
CNH Industrial Capital LLC
1.45%, 07/15/26	78	75,541
4.75%, 03/21/28	45	45,337
4.55%, 04/10/28(a)	40	40,182
5.50%, 01/12/29	100	103,189
5.10%, 04/20/29	50	51,034
Deere & Co.
5.38%, 10/16/29	200	209,270
3.10%, 04/15/30(a)	87	82,751
5.45%, 01/16/35	125	130,213
3.90%, 06/09/42	96	81,746
Security	Par (000)	Value
Machinery (continued)
Deere & Co. (continued)
2.88%, 09/07/49	$68	$ 44,601
3.75%, 04/15/50(a)	100	77,671
Dover Corp., 2.95%, 11/04/29	60	56,522
Flowserve Corp., 2.80%, 01/15/32	70	60,881
IDEX Corp., 2.63%, 06/15/31	67	59,654
Ingersoll Rand, Inc.
5.20%, 06/15/27	50	50,819
5.18%, 06/15/29	50	51,328
5.70%, 08/14/33	200	209,440
5.45%, 06/15/34	50	51,418
5.70%, 06/15/54	100	99,012
John Deere Capital Corp.
2.25%, 09/14/26(a)	87	84,985
1.30%, 10/13/26	90	86,862
4.50%, 01/08/27	100	100,628
1.70%, 01/11/27	257	248,059
4.85%, 03/05/27	50	50,621
4.90%, 06/11/27	75	76,223
4.20%, 07/15/27	145	145,348
4.15%, 09/15/27	100	100,209
3.05%, 01/06/28	75	73,239
4.65%, 01/07/28	50	50,755
4.75%, 01/20/28(a)	50	50,791
1.50%, 03/06/28	87	81,494
4.95%, 07/14/28	35	35,859
4.50%, 01/16/29	120	121,310
3.35%, 04/18/29	61	59,264
4.85%, 06/11/29	75	76,844
2.80%, 07/18/29(a)	110	104,173
4.85%, 10/11/29(a)	50	51,392
2.45%, 01/09/30(a)	75	69,510
4.70%, 06/10/30	60	61,011
1.45%, 01/15/31(a)	155	133,755
4.90%, 03/07/31	50	51,220
2.00%, 06/17/31	200	175,262
4.40%, 09/08/31	100	99,770
4.35%, 09/15/32	100	98,863
5.10%, 04/11/34(a)	250	255,618
5.05%, 06/12/34(a)	75	76,273
Series I, 4.25%, 06/05/28	75	75,444
Series I, 4.55%, 06/05/30	75	75,695
Kennametal, Inc., 2.80%, 03/01/31	55	49,287
Nordson Corp.
4.50%, 12/15/29	25	25,013
5.80%, 09/15/33	25	26,405
nVent Finance SARL
2.75%, 11/15/31	65	56,453
5.65%, 05/15/33	40	40,744
Otis Worldwide Corp.
5.25%, 08/16/28	30	30,882
2.57%, 02/15/30	171	157,741
3.11%, 02/15/40	171	131,327
3.36%, 02/15/50(a)	69	47,611
Regal Rexnord Corp.
6.05%, 04/15/28(a)	120	123,658
6.30%, 02/15/30	200	209,505
6.40%, 04/15/33	100	105,580
Rockwell Automation, Inc.
1.75%, 08/15/31	86	73,897
2.80%, 08/15/61(a)	60	34,687
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
Snap-on, Inc., 3.10%, 05/01/50(a)	$171	$ 115,096
Stanley Black & Decker, Inc.
6.00%, 03/06/28	100	104,110
4.25%, 11/15/28	171	169,862
2.30%, 03/15/30	71	63,565
3.00%, 05/15/32	76	66,636
4.85%, 11/15/48(a)	87	72,848
2.75%, 11/15/50	75	42,688
Westinghouse Air Brake Technologies Corp.
4.70%, 09/15/28	87	87,499
4.90%, 05/29/30	50	50,705
5.50%, 05/29/35	50	50,728
Xylem, Inc., 4.38%, 11/01/46	87	71,266
		8,420,919
Media — 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital
6.15%, 11/10/26	115	117,201
3.75%, 02/15/28	87	85,391
4.20%, 03/15/28	200	198,250
2.25%, 01/15/29	286	263,402
5.05%, 03/30/29	171	172,630
6.10%, 06/01/29	100	104,694
2.80%, 04/01/31	141	125,729
4.40%, 04/01/33	300	282,472
6.65%, 02/01/34	150	160,626
6.55%, 06/01/34	100	106,696
6.38%, 10/23/35	227	238,420
5.38%, 04/01/38	171	161,158
3.50%, 06/01/41	171	124,059
3.50%, 03/01/42	87	62,035
6.48%, 10/23/45	357	353,730
5.38%, 05/01/47	257	223,053
5.75%, 04/01/48	220	200,058
5.13%, 07/01/49	171	142,180
4.80%, 03/01/50	324	259,222
3.70%, 04/01/51(a)	204	135,887
3.90%, 06/01/52	275	188,735
5.25%, 04/01/53(a)	238	202,203
6.83%, 10/23/55(a)	87	89,033
3.85%, 04/01/61	253	162,090
4.40%, 12/01/61(a)	271	190,021
3.95%, 06/30/62	100	64,432
Comcast Corp.
2.35%, 01/15/27	148	143,979
3.30%, 02/01/27	171	168,595
3.30%, 04/01/27	91	89,626
5.35%, 11/15/27	90	92,370
3.15%, 02/15/28	214	208,451
3.55%, 05/01/28	171	168,143
4.15%, 10/15/28	379	378,282
4.55%, 01/15/29	80	80,888
5.10%, 06/01/29	100	103,198
2.65%, 02/01/30	163	151,417
3.40%, 04/01/30	182	174,511
4.25%, 10/15/30	171	170,134
1.95%, 01/15/31	246	215,635
1.50%, 02/15/31	281	239,921
4.95%, 05/15/32	75	76,329
5.50%, 11/15/32	100	105,042
4.25%, 01/15/33	112	108,223
Security	Par (000)	Value
Media (continued)
Comcast Corp. (continued)
4.65%, 02/15/33	$160	$ 159,005
4.80%, 05/15/33	80	79,842
5.30%, 06/01/34	100	102,430
4.20%, 08/15/34(a)	482	455,486
5.30%, 05/15/35	100	101,892
4.40%, 08/15/35	87	82,394
3.20%, 07/15/36	87	72,829
6.45%, 03/15/37	200	219,394
3.90%, 03/01/38	87	75,667
4.60%, 10/15/38	130	120,393
3.25%, 11/01/39	171	133,967
3.75%, 04/01/40	171	141,946
4.65%, 07/15/42	100	88,835
4.75%, 03/01/44	67	59,103
3.40%, 07/15/46	87	61,944
4.00%, 08/15/47	87	67,436
3.97%, 11/01/47	257	198,156
4.00%, 03/01/48	87	67,183
4.70%, 10/15/48	214	183,704
4.00%, 11/01/49	216	164,170
3.45%, 02/01/50	150	102,856
2.80%, 01/15/51	149	89,342
2.89%, 11/01/51	505	307,332
2.45%, 08/15/52(a)	291	158,652
5.35%, 05/15/53(a)	380	352,112
5.65%, 06/01/54(a)	90	87,459
6.05%, 05/15/55	175	178,693
2.94%, 11/01/56	507	297,686
4.95%, 10/15/58	171	146,557
2.65%, 08/15/62	150	78,408
2.99%, 11/01/63	301	169,249
5.50%, 05/15/64	180	167,632
Discovery Communications LLC
3.95%, 03/20/28	87	83,141
5.00%, 09/20/37	87	62,392
6.35%, 06/01/40	100	69,464
5.20%, 09/20/47	2	1,458
FactSet Research Systems, Inc.
2.90%, 03/01/27	75	73,081
3.45%, 03/01/32	70	63,814
Fox Corp.
4.71%, 01/25/29	171	172,399
3.50%, 04/08/30	200	191,303
6.50%, 10/13/33	50	54,096
5.48%, 01/25/39	100	97,872
5.58%, 01/25/49(a)	171	160,447
Grupo Televisa SAB
6.63%, 01/15/40	87	81,307
5.00%, 05/13/45	200	143,376
NBCUniversal Media LLC
5.95%, 04/01/41	109	112,032
4.45%, 01/15/43	72	62,015
Paramount Global
3.38%, 02/15/28	87	84,175
3.70%, 06/01/28	87	84,449
7.88%, 07/30/30	100	110,789
4.95%, 01/15/31	171	166,268
4.20%, 05/19/32(a)	171	156,072
6.88%, 04/30/36(a)	87	89,093
4.85%, 07/01/42	82	64,650
4.38%, 03/15/43	184	135,456

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
Paramount Global (continued)
5.85%, 09/01/43	$189	$ 164,490
4.95%, 05/19/50	171	130,824
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	87	101,310
Time Warner Cable LLC
6.55%, 05/01/37	212	218,958
6.75%, 06/15/39	199	206,281
5.88%, 11/15/40	87	83,525
5.50%, 09/01/41	300	272,781
4.50%, 09/15/42	87	69,294
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	171	166,840
2.95%, 06/15/27	130	127,730
4.13%, 06/01/44(a)	87	72,584
3.00%, 07/30/46	75	50,569
Series E, 4.13%, 12/01/41	87	74,368
Walt Disney Co.
3.38%, 11/15/26	57	56,481
3.70%, 03/23/27	300	299,502
2.20%, 01/13/28	171	163,987
2.00%, 09/01/29	587	538,981
3.80%, 03/22/30	171	168,366
2.65%, 01/13/31	644	593,699
6.20%, 12/15/34(a)	62	69,190
6.40%, 12/15/35	131	147,594
6.65%, 11/15/37	214	244,739
4.63%, 03/23/40(a)	171	162,952
3.50%, 05/13/40	275	225,732
5.40%, 10/01/43(a)	100	99,166
4.75%, 09/15/44	87	78,636
4.95%, 10/15/45	15	13,781
2.75%, 09/01/49(a)	171	107,629
4.70%, 03/23/50(a)	123	109,828
3.60%, 01/13/51	290	214,205
3.80%, 05/13/60	71	51,796
		19,264,872
Metals & Mining — 0.3%
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30	200	187,500
ArcelorMittal SA
6.55%, 11/29/27	50	52,119
4.25%, 07/16/29	75	74,061
6.80%, 11/29/32(a)	50	54,958
6.00%, 06/17/34(a)	50	52,409
7.00%, 10/15/39	79	87,485
6.75%, 03/01/41	100	105,365
6.35%, 06/17/54(a)	50	50,440
Barrick North America Finance LLC
5.70%, 05/30/41	87	87,260
5.75%, 05/01/43	137	138,351
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39	87	90,110
BHP Billiton Finance USA Ltd.
5.25%, 09/08/26(a)	125	126,443
4.75%, 02/28/28	60	60,933
5.10%, 09/08/28	125	128,188
5.00%, 02/21/30	125	128,060
5.25%, 09/08/30	125	129,562
5.13%, 02/21/32	100	102,388
4.90%, 02/28/33	35	35,135
5.25%, 09/08/33	125	128,001
Security	Par (000)	Value
Metals & Mining (continued)
BHP Billiton Finance USA Ltd. (continued)
5.30%, 02/21/35	$150	$ 153,124
4.13%, 02/24/42	87	74,715
5.00%, 09/30/43	400	379,058
Freeport-McMoRan, Inc.
5.00%, 09/01/27(a)	71	70,846
4.13%, 03/01/28	87	85,945
4.38%, 08/01/28	71	70,617
5.25%, 09/01/29(a)	71	72,164
4.25%, 03/01/30(a)	271	265,343
4.63%, 08/01/30	103	101,935
5.40%, 11/14/34	87	88,361
5.45%, 03/15/43	156	147,422
Newmont Corp.
2.80%, 10/01/29	185	175,037
2.25%, 10/01/30	87	78,344
5.88%, 04/01/35	87	92,985
6.25%, 10/01/39	200	216,024
4.88%, 03/15/42	223	206,708
Newmont Corp./Newcrest Finance Pty. Ltd., 5.35%, 03/15/34	50	51,292
Nucor Corp.
4.30%, 05/23/27(a)	79	79,269
3.95%, 05/01/28	171	170,253
2.70%, 06/01/30	171	157,759
4.65%, 06/01/30	50	50,396
5.10%, 06/01/35	50	50,156
2.98%, 12/15/55	87	52,921
Precision Castparts Corp., 4.38%, 06/15/45	87	73,939
Rio Tinto Finance USA Ltd.
7.13%, 07/15/28	171	185,312
5.20%, 11/02/40	312	305,998
2.75%, 11/02/51	216	131,192
Rio Tinto Finance USA PLC
4.38%, 03/12/27(a)	45	45,237
4.50%, 03/14/28(a)	50	50,394
4.88%, 03/14/30	110	112,104
5.00%, 03/14/32	65	66,135
5.00%, 03/09/33(a)	65	65,920
5.25%, 03/14/35	275	279,808
4.75%, 03/22/42	62	56,187
4.13%, 08/21/42	87	73,251
5.13%, 03/09/53	70	64,537
5.75%, 03/14/55	165	165,205
5.88%, 03/14/65	80	80,343
Southern Copper Corp.
6.75%, 04/16/40	80	87,350
5.25%, 11/08/42	150	139,125
5.88%, 04/23/45	277	272,432
Steel Dynamics, Inc.
1.65%, 10/15/27	87	81,998
3.45%, 04/15/30	90	85,614
3.25%, 01/15/31	72	67,161
5.38%, 08/15/34	50	50,770
5.25%, 05/15/35	75	75,080
3.25%, 10/15/50(a)	44	29,007
5.75%, 05/15/55	40	38,771
Timken Co.
4.50%, 12/15/28	87	87,178
4.13%, 04/01/32	75	69,873
Vale Overseas Ltd.
3.75%, 07/08/30(a)	171	161,397
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Metals & Mining (continued)
Vale Overseas Ltd. (continued)
6.13%, 06/12/33(a)	$300	$ 313,296
6.88%, 11/10/39	28	30,271
6.40%, 06/28/54(a)	200	195,502
Vale SA, 5.63%, 09/11/42	171	166,677
Valmont Industries, Inc., 5.00%, 10/01/44	171	152,414
		8,568,920
Office REITs — 0.1%
Boston Properties LP
6.75%, 12/01/27	100	105,009
4.50%, 12/01/28	171	169,650
3.40%, 06/21/29	100	94,809
2.90%, 03/15/30	83	76,257
3.25%, 01/30/31(a)	171	156,698
2.55%, 04/01/32	130	109,670
6.50%, 01/15/34(a)	75	80,294
5.75%, 01/15/35(a)	50	50,321
COPT Defense Properties LP
2.00%, 01/15/29(a)	70	63,775
2.75%, 04/15/31	50	44,225
2.90%, 12/01/33	87	71,506
Cousins Properties LP
5.25%, 07/15/30	25	25,472
5.38%, 02/15/32	30	30,312
Highwoods Realty LP
4.13%, 03/15/28	87	85,155
3.05%, 02/15/30(a)	87	79,444
Kilroy Realty LP
4.75%, 12/15/28	300	297,586
2.50%, 11/15/32	67	53,852
2.65%, 11/15/33	71	55,776
Piedmont Operating Partnership LP, 3.15%, 08/15/30	87	78,053
		1,727,864
Oil, Gas & Consumable Fuels — 1.7%
APA Corp.(d)
6.10%, 02/15/35	25	24,518
5.35%, 07/01/49	150	119,065
6.75%, 02/15/55(a)	50	47,231
Boardwalk Pipelines LP
4.80%, 05/03/29	87	87,962
3.60%, 09/01/32	200	181,031
5.63%, 08/01/34	25	25,358
BP Capital Markets America, Inc.
3.02%, 01/16/27	77	75,728
3.54%, 04/06/27	171	169,229
5.02%, 11/17/27	200	203,649
3.94%, 09/21/28	87	86,320
4.23%, 11/06/28	171	171,055
4.70%, 04/10/29	75	76,116
4.97%, 10/17/29	75	76,935
4.87%, 11/25/29(a)	75	76,558
3.63%, 04/06/30	171	165,895
1.75%, 08/10/30	90	79,081
2.72%, 01/12/32	87	77,783
4.81%, 02/13/33	250	249,666
4.89%, 09/11/33	160	160,381
4.99%, 04/10/34	75	75,472
5.23%, 11/17/34	265	269,625
3.06%, 06/17/41	70	51,668
3.00%, 02/24/50	171	109,806
2.77%, 11/10/50	141	86,033
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
BP Capital Markets America, Inc. (continued)
2.94%, 06/04/51	$250	$ 156,889
3.00%, 03/17/52(a)	287	180,932
3.38%, 02/08/61(a)	223	143,725
BP Capital Markets PLC
3.28%, 09/19/27	87	85,332
3.72%, 11/28/28	171	168,168
Canadian Natural Resources Ltd.
3.85%, 06/01/27	87	86,134
2.95%, 07/15/30	87	79,790
5.40%, 12/15/34(a)(d)	25	24,838
6.50%, 02/15/37	200	210,618
6.25%, 03/15/38	75	77,777
4.95%, 06/01/47	100	85,382
Cenovus Energy, Inc.
2.65%, 01/15/32	74	63,935
5.25%, 06/15/37	53	49,930
6.75%, 11/15/39	200	213,998
5.40%, 06/15/47	52	46,158
3.75%, 02/15/52(a)	66	44,821
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27	257	259,409
3.70%, 11/15/29	87	83,929
2.74%, 12/31/39	87	70,808
Cheniere Energy Partners LP
4.50%, 10/01/29	200	197,859
4.00%, 03/01/31	150	142,737
3.25%, 01/31/32	200	179,287
5.95%, 06/30/33	100	104,384
5.75%, 08/15/34	100	102,697
10/30/35(b)(d)	30	30,236
Cheniere Energy, Inc., 5.65%, 04/15/34	100	102,418
Chevron Corp.
2.00%, 05/11/27	190	183,485
2.24%, 05/11/30	163	148,843
3.08%, 05/11/50	69	46,468
Chevron USA, Inc.
4.41%, 02/26/27(a)	30	30,237
1.02%, 08/12/27	114	107,174
3.85%, 01/15/28	257	256,418
4.48%, 02/26/28	75	75,895
3.25%, 10/15/29	120	116,392
4.69%, 04/15/30	75	76,496
4.82%, 04/15/32	75	76,475
4.98%, 04/15/35	75	75,854
2.34%, 08/12/50(a)	187	106,989
CNOOC Petroleum North America ULC, 6.40%, 05/15/37	150	174,483
Columbia Pipeline Group, Inc., 5.80%, 06/01/45	200	192,609
ConocoPhillips, 6.50%, 02/01/39	100	111,391
ConocoPhillips Co.
4.70%, 01/15/30	150	152,096
4.85%, 01/15/32(a)	75	75,773
5.05%, 09/15/33	70	71,242
5.00%, 01/15/35	150	149,890
3.76%, 03/15/42	370	295,966
4.30%, 11/15/44	171	142,221
3.80%, 03/15/52	62	45,008
5.30%, 05/15/53	160	147,554
5.55%, 03/15/54(a)	150	143,354
5.50%, 01/15/55(a)	115	109,114
4.03%, 03/15/62	200	144,007

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
ConocoPhillips Co. (continued)
5.70%, 09/15/63	$50	$ 47,819
5.65%, 01/15/65	125	118,910
Continental Resources, Inc.
4.38%, 01/15/28	121	119,307
4.90%, 06/01/44	87	68,352
Coterra Energy, Inc.
4.38%, 03/15/29	171	169,346
5.60%, 03/15/34	50	50,425
5.40%, 02/15/35	100	98,987
5.90%, 02/15/55	60	55,851
DCP Midstream Operating LP, 5.60%, 04/01/44	100	91,232
Devon Energy Corp.
5.25%, 10/15/27	100	100,216
5.88%, 06/15/28	112	112,051
5.20%, 09/15/34(a)	100	97,114
5.60%, 07/15/41(a)	87	80,478
4.75%, 05/15/42	231	193,370
5.00%, 06/15/45	87	72,361
5.75%, 09/15/54(a)	100	90,028
Diamondback Energy, Inc.
5.20%, 04/18/27	150	152,049
3.50%, 12/01/29	171	163,582
5.15%, 01/30/30	150	153,422
3.13%, 03/24/31	65	59,536
6.25%, 03/15/33	30	31,950
5.40%, 04/18/34	115	115,340
5.55%, 04/01/35	90	90,977
4.40%, 03/24/51	87	67,131
4.25%, 03/15/52	104	78,258
6.25%, 03/15/53	100	98,874
5.75%, 04/18/54	80	74,258
5.90%, 04/18/64	170	157,340
Eastern Energy Gas Holdings LLC
5.80%, 01/15/35	125	130,077
6.20%, 01/15/55	80	82,671
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/29	171	161,521
4.60%, 12/15/44	150	125,897
Enbridge Energy Partners LP, 7.38%, 10/15/45(a)	140	159,966
Enbridge, Inc.
1.60%, 10/04/26	79	76,326
5.90%, 11/15/26	85	86,511
4.25%, 12/01/26	171	170,668
5.25%, 04/05/27	50	50,732
3.70%, 07/15/27	171	168,872
4.60%, 06/20/28	25	25,188
6.00%, 11/15/28(a)	60	62,988
5.30%, 04/05/29	30	30,814
3.13%, 11/15/29	130	122,807
4.90%, 06/20/30	50	50,501
6.20%, 11/15/30	35	37,440
5.70%, 03/08/33	290	300,667
2.50%, 08/01/33	171	142,087
5.63%, 04/05/34	120	123,290
5.55%, 06/20/35	125	127,077
4.00%, 11/15/49	96	70,566
3.40%, 08/01/51	100	66,087
6.70%, 11/15/53	85	91,928
5.95%, 04/05/54(a)	150	148,454
(5-year CMT + 2.97%), 7.20%, 06/27/54(a)(c)	100	102,734
Energy Transfer LP
6.05%, 12/01/26	75	76,579
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Energy Transfer LP (continued)
4.20%, 04/15/27	$171	$ 170,307
5.50%, 06/01/27	100	101,787
4.00%, 10/01/27	150	148,868
5.55%, 02/15/28(a)	100	102,884
4.95%, 05/15/28	171	173,417
4.95%, 06/15/28	110	111,634
5.25%, 04/15/29(a)	257	263,197
5.25%, 07/01/29(a)	45	46,102
3.75%, 05/15/30	571	547,851
6.40%, 12/01/30	40	43,106
5.75%, 02/15/33	185	192,029
6.55%, 12/01/33	180	195,293
5.55%, 05/15/34	300	303,711
5.60%, 09/01/34	75	76,171
4.90%, 03/15/35	87	83,201
5.70%, 04/01/35	400	407,437
6.50%, 02/01/42	87	90,163
4.95%, 01/15/43	87	74,201
5.15%, 02/01/43	87	76,128
5.95%, 10/01/43	53	50,350
5.30%, 04/01/44	74	66,283
5.00%, 05/15/44	87	74,967
5.35%, 05/15/45	87	78,353
6.13%, 12/15/45	114	111,968
5.30%, 04/15/47	130	114,663
5.40%, 10/01/47	171	152,279
6.00%, 06/15/48	150	144,039
6.25%, 04/15/49	171	168,670
5.00%, 05/15/50	284	237,330
5.95%, 05/15/54(a)	185	175,990
6.05%, 09/01/54	175	168,188
Enterprise Products Operating LLC
4.60%, 01/11/27	50	50,288
3.95%, 02/15/27	191	190,308
4.30%, 06/20/28	75	75,339
4.15%, 10/16/28	171	170,882
3.13%, 07/31/29	199	190,231
2.80%, 01/31/30	149	139,641
4.60%, 01/15/31	150	151,141
5.35%, 01/31/33(a)	70	72,547
4.85%, 01/31/34(a)	150	149,397
4.95%, 02/15/35	200	199,304
5.20%, 01/15/36	150	151,015
5.95%, 02/01/41	53	55,078
4.45%, 02/15/43	142	122,914
4.85%, 03/15/44	121	109,007
4.90%, 05/15/46	189	169,917
4.25%, 02/15/48	150	121,538
4.80%, 02/01/49	171	149,077
4.20%, 01/31/50	192	152,168
3.70%, 01/31/51	75	54,154
3.20%, 02/15/52	121	78,954
3.30%, 02/15/53	204	134,895
4.95%, 10/15/54	100	87,375
5.55%, 02/16/55(a)	160	154,357
3.95%, 01/31/60	100	72,758
(3-mo. CME Term SOFR + 2.83%), 5.38%, 02/15/78(a)(c)	171	168,196
Series E, (3-mo. CME Term SOFR + 3.29%), 5.25%, 08/16/77(c)	130	128,624
EOG Resources, Inc.
4.40%, 07/15/28	100	100,577
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
EOG Resources, Inc. (continued)
5.00%, 07/15/32	$120	$ 121,459
5.35%, 01/15/36	125	126,766
4.95%, 04/15/50	87	77,384
5.65%, 12/01/54(a)	35	34,165
5.95%, 07/15/55	70	71,284
EQT Corp.
3.90%, 10/01/27	140	138,144
5.00%, 01/15/29	70	70,593
7.00%, 02/01/30	79	85,639
5.75%, 02/01/34	50	51,698
Equinor ASA
4.25%, 06/02/28	35	35,210
3.13%, 04/06/30(a)	171	163,194
2.38%, 05/22/30	171	156,975
5.13%, 06/03/35	75	76,289
5.10%, 08/17/40	189	186,400
4.25%, 11/23/41	75	66,292
4.80%, 11/08/43	200	184,807
3.25%, 11/18/49	130	90,873
3.70%, 04/06/50	171	129,014
Expand Energy Corp.
5.38%, 03/15/30	200	200,561
5.70%, 01/15/35	150	152,139
Exxon Mobil Corp.
2.28%, 08/16/26	87	85,310
3.29%, 03/19/27	140	138,903
2.44%, 08/16/29	87	81,966
3.48%, 03/19/30	189	183,715
2.61%, 10/15/30	440	407,198
3.00%, 08/16/39	87	67,752
4.23%, 03/19/40	206	184,229
4.11%, 03/01/46	171	140,373
3.10%, 08/16/49	257	171,570
4.33%, 03/19/50	283	234,536
3.45%, 04/15/51	340	241,021
Helmerich & Payne, Inc.(d)
4.85%, 12/01/29	50	47,677
5.50%, 12/01/34(a)	50	45,584
Hess Corp.
7.13%, 03/15/33	171	193,646
5.60%, 02/15/41	96	95,324
5.80%, 04/01/47(a)	171	170,083
HF Sinclair Corp.
5.75%, 01/15/31(a)	25	25,602
6.25%, 01/15/35	25	25,377
Kinder Morgan Energy Partners LP
5.80%, 03/15/35	171	176,437
6.50%, 02/01/37	74	78,321
6.95%, 01/15/38	214	237,302
6.38%, 03/01/41	87	89,879
5.00%, 08/15/42	75	66,988
5.00%, 03/01/43	87	77,480
5.50%, 03/01/44	130	122,520
5.40%, 09/01/44	87	80,418
Kinder Morgan, Inc.
4.30%, 03/01/28	257	257,210
5.00%, 02/01/29	80	81,247
5.10%, 08/01/29	60	61,224
5.15%, 06/01/30	25	25,525
2.00%, 02/15/31	155	135,264
7.75%, 01/15/32	171	197,389
4.80%, 02/01/33	100	98,383
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Kinder Morgan, Inc. (continued)
5.20%, 06/01/33	$260	$ 261,234
5.40%, 02/01/34	100	101,268
5.30%, 12/01/34(a)	87	86,795
5.55%, 06/01/45	214	201,866
5.20%, 03/01/48	64	57,542
3.60%, 02/15/51(a)	191	131,562
5.45%, 08/01/52	100	92,108
5.95%, 08/01/54	90	88,324
Marathon Petroleum Corp.
3.80%, 04/01/28	171	168,589
5.15%, 03/01/30	50	50,948
5.70%, 03/01/35	50	50,709
6.50%, 03/01/41	150	156,591
4.75%, 09/15/44	87	72,362
4.50%, 04/01/48	100	77,573
MPLX LP
4.13%, 03/01/27	171	170,073
4.25%, 12/01/27	200	199,206
4.00%, 03/15/28	171	169,322
2.65%, 08/15/30	153	138,472
4.95%, 09/01/32	340	336,856
5.00%, 03/01/33	55	54,235
5.50%, 06/01/34	175	175,711
5.40%, 04/01/35	50	49,641
4.50%, 04/15/38	300	265,328
5.20%, 12/01/47	87	75,772
4.70%, 04/15/48	100	81,128
5.50%, 02/15/49	121	109,253
4.95%, 03/14/52	149	123,354
5.65%, 03/01/53	25	22,939
5.95%, 04/01/55	250	238,118
4.90%, 04/15/58	100	80,171
Occidental Petroleum Corp.
5.00%, 08/01/27(a)	90	90,775
6.38%, 09/01/28	50	51,955
5.20%, 08/01/29	155	155,498
5.38%, 01/01/32	85	84,301
5.55%, 10/01/34(a)	150	147,183
6.45%, 09/15/36	500	511,561
6.20%, 03/15/40	50	48,924
6.60%, 03/15/46	300	295,633
6.05%, 10/01/54	90	82,459
ONEOK Partners LP, 6.13%, 02/01/41	75	74,721
ONEOK, Inc.
4.85%, 07/15/26(a)	200	200,374
5.55%, 11/01/26	100	101,376
4.00%, 07/13/27	100	99,357
4.25%, 09/24/27	150	149,748
4.55%, 07/15/28	87	87,173
5.65%, 11/01/28	100	103,595
4.35%, 03/15/29	171	169,695
3.10%, 03/15/30	171	159,681
3.25%, 06/01/30(a)	75	70,249
5.80%, 11/01/30	75	78,510
6.10%, 11/15/32	100	105,754
6.05%, 09/01/33	400	419,703
5.65%, 09/01/34	30	30,378
5.05%, 11/01/34	250	243,287
4.25%, 09/15/46	87	66,054
4.95%, 07/13/47	171	143,535
4.20%, 10/03/47	140	104,646
5.20%, 07/15/48	87	75,326

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
ONEOK, Inc. (continued)
3.95%, 03/01/50	$79	$ 56,002
4.50%, 03/15/50	87	67,151
7.15%, 01/15/51(a)	50	53,845
6.63%, 09/01/53	150	155,890
5.70%, 11/01/54	150	138,456
5.85%, 11/01/64	100	92,708
Ovintiv, Inc.
5.65%, 05/15/28	60	61,680
8.13%, 09/15/30	70	79,475
7.20%, 11/01/31	80	86,434
7.38%, 11/01/31	87	94,562
6.25%, 07/15/33	40	41,298
6.50%, 08/15/34	87	90,290
6.63%, 08/15/37	50	51,203
7.10%, 07/15/53	40	41,451
Phillips 66
2.15%, 12/15/30	171	150,588
4.65%, 11/15/34	233	222,408
5.88%, 05/01/42	274	271,705
4.88%, 11/15/44	214	185,718
3.30%, 03/15/52	68	43,607
Phillips 66 Co.
3.55%, 10/01/26	87	86,097
4.95%, 12/01/27(a)	45	45,701
3.15%, 12/15/29	65	61,588
5.25%, 06/15/31(a)	75	77,044
5.30%, 06/30/33	110	111,128
4.95%, 03/15/35	100	97,023
4.90%, 10/01/46	87	73,236
5.65%, 06/15/54	50	46,426
5.50%, 03/15/55(a)	25	22,757
Pioneer Natural Resources Co., 1.90%, 08/15/30	206	182,596
Plains All American Pipeline LP, 5.95%, 06/15/35	130	133,645
Plains All American Pipeline LP/PAA Finance Corp.
4.50%, 12/15/26	87	87,128
3.55%, 12/15/29	171	163,452
5.70%, 09/15/34	50	50,970
5.15%, 06/01/42	50	44,544
4.70%, 06/15/44	130	107,800
4.90%, 02/15/45	100	85,125
Sabine Pass Liquefaction LLC
5.88%, 06/30/26	171	171,931
5.00%, 03/15/27	171	172,027
4.20%, 03/15/28	171	170,094
4.50%, 05/15/30	141	140,764
5.90%, 09/15/37	60	62,408
Shell Finance U.S., Inc.
2.38%, 11/07/29	171	159,004
2.75%, 04/06/30	100	93,774
4.13%, 05/11/35(a)	130	122,854
4.55%, 08/12/43	121	106,707
4.38%, 05/11/45	200	169,205
4.00%, 05/10/46	514	408,628
3.75%, 09/12/46	155	119,483
3.25%, 04/06/50(a)	200	136,778
Shell International Finance BV
2.50%, 09/12/26	171	168,031
3.88%, 11/13/28	171	170,362
6.38%, 12/15/38	275	305,067
5.50%, 03/25/40	75	76,293
2.88%, 11/26/41	87	62,780
3.13%, 11/07/49	162	108,368
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
South Bow USA Infrastructure Holdings LLC(d)
5.03%, 10/01/29	$100	$ 100,323
5.58%, 10/01/34	130	128,630
6.18%, 10/01/54	75	71,276
Spectra Energy Partners LP
5.95%, 09/25/43	100	97,916
4.50%, 03/15/45	140	115,011
Suncor Energy, Inc.
6.85%, 06/01/39	87	94,376
4.00%, 11/15/47	171	126,412
3.75%, 03/04/51(a)	79	55,157
Targa Resources Corp.
5.20%, 07/01/27	50	50,670
6.15%, 03/01/29	135	141,973
4.90%, 09/15/30	75	75,633
4.20%, 02/01/33	81	75,897
6.13%, 03/15/33	50	52,695
6.50%, 03/30/34	250	268,652
5.55%, 08/15/35	100	100,506
5.65%, 02/15/36	75	75,705
4.95%, 04/15/52	73	60,898
6.25%, 07/01/52	50	49,514
6.50%, 02/15/53	50	51,329
6.13%, 05/15/55	70	68,478
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.50%, 07/15/27	371	371,243
5.00%, 01/15/28	171	171,120
6.88%, 01/15/29	71	72,417
5.50%, 03/01/30	104	105,547
4.88%, 02/01/31	104	103,166
4.00%, 01/15/32	104	96,927
TC PipeLines LP, 3.90%, 05/25/27	78	77,093
Tennessee Gas Pipeline Co. LLC, 7.00%, 10/15/28	100	107,580
TotalEnergies Capital International SA
3.46%, 02/19/29	100	97,724
3.46%, 07/12/49	87	61,658
3.13%, 05/29/50	171	112,810
3.39%, 06/29/60	171	112,078
TotalEnergies Capital SA
3.88%, 10/11/28	300	298,603
5.15%, 04/05/34	625	639,932
4.72%, 09/10/34	75	74,516
5.49%, 04/05/54	150	144,347
5.28%, 09/10/54(a)	75	70,202
5.64%, 04/05/64	125	121,174
5.43%, 09/10/64	75	70,166
TransCanada PipeLines Ltd.
4.25%, 05/15/28	630	628,029
4.10%, 04/15/30	257	251,699
4.63%, 03/01/34	130	124,710
5.60%, 03/31/34	87	88,327
6.20%, 10/15/37	70	73,287
7.25%, 08/15/38	87	98,534
7.63%, 01/15/39	87	101,513
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28	130	128,788
4.45%, 08/01/42	87	73,682
3.95%, 05/15/50	87	65,708
Valero Energy Corp.
2.15%, 09/15/27	191	182,078
4.35%, 06/01/28	131	131,064
6.63%, 06/15/37	75	80,718
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Valero Energy Corp. (continued)
4.90%, 03/15/45	$87	$ 76,168
3.65%, 12/01/51(a)	175	117,695
4.00%, 06/01/52(a)	51	36,124
Valero Energy Partners LP, 4.50%, 03/15/28	87	87,208
Western Midstream Operating LP
4.05%, 02/01/30	120	115,407
6.15%, 04/01/33	200	208,142
5.45%, 11/15/34	50	49,020
5.45%, 04/01/44	200	174,343
5.25%, 02/01/50	100	84,103
Williams Cos., Inc.
3.75%, 06/15/27	130	128,495
5.30%, 08/15/28	200	205,435
4.90%, 03/15/29	50	50,690
4.80%, 11/15/29	25	25,285
4.63%, 06/30/30	90	90,062
3.50%, 11/15/30	200	189,069
2.60%, 03/15/31	211	189,039
4.65%, 08/15/32	250	245,216
5.65%, 03/15/33	100	103,919
5.15%, 03/15/34	150	149,655
5.60%, 03/15/35	150	154,192
5.30%, 09/30/35	100	100,105
6.30%, 04/15/40	87	92,349
5.40%, 03/04/44	171	160,653
5.10%, 09/15/45	155	140,390
4.85%, 03/01/48	87	75,354
5.30%, 08/15/52(a)	130	118,611
5.80%, 11/15/54	100	97,610
Woodside Finance Ltd.
5.10%, 09/12/34	100	96,826
5.70%, 09/12/54	100	90,300
		53,762,136
Paper & Forest Products — 0.0%
Georgia-Pacific LLC
7.75%, 11/15/29(a)	100	113,731
8.88%, 05/15/31	92	112,167
International Paper Co.
4.80%, 06/15/44	77	66,821
4.40%, 08/15/47	237	191,156
4.35%, 08/15/48	100	80,072
Suzano Austria GmbH
6.00%, 01/15/29	200	205,500
3.75%, 01/15/31	261	243,480
Suzano International Finance BV, 5.50%, 01/17/27(a)	171	172,977
		1,185,904
Passenger Airlines — 0.0%
American Airlines Pass-Through Trust
Series 2016-2, Class AA, 3.20%, 12/15/29	53	50,616
Series 2019-1, Class AA, 3.15%, 08/15/33(a)	125	114,429
Series 2021-1, Class A, 2.88%, 01/11/36(a)	148	130,353
JetBlue Pass-Through Trust, Series 2019-1, Class AA, 2.75%, 11/15/33	120	105,468
Southwest Airlines Co.
5.13%, 06/15/27	213	214,904
2.63%, 02/10/30	191	173,996
United Airlines 2024-1 Class AA Pass Through Trust, Series 2024-1, Class AA, 5.45%, 08/15/38	74	75,033
United Airlines Pass-Through Trust
Series 2016-1, Class AA, 3.10%, 01/07/30(a)	53	50,232
Series 2019-2, Class AA, 2.70%, 11/01/33	175	156,226
Security	Par (000)	Value
Passenger Airlines (continued)
United Airlines Pass-Through Trust (continued)
Series 2020-1, Class A, 5.88%, 04/15/29	$122	$ 124,520
Series 2023-1, Class A, 5.80%, 07/15/37	118	120,829
Series 2024-1, Class A, 5.88%, 08/15/38	25	24,667
		1,341,273
Personal Care Products — 0.2%
Colgate-Palmolive Co.
3.10%, 08/15/27	115	113,115
4.60%, 03/01/28	20	20,342
4.20%, 05/01/30(a)	45	45,186
3.25%, 08/15/32	65	60,328
4.60%, 03/01/33	20	20,199
3.70%, 08/01/47	130	102,049
Estee Lauder Cos., Inc.
3.15%, 03/15/27	171	168,310
2.38%, 12/01/29	69	63,602
2.60%, 04/15/30	87	80,219
5.00%, 02/14/34(a)	25	25,028
4.15%, 03/15/47	87	67,541
3.13%, 12/01/49	119	76,121
5.15%, 05/15/53	100	95,008
Haleon U.S. Capital LLC
3.38%, 03/24/27	290	285,761
3.38%, 03/24/29	265	256,255
3.63%, 03/24/32	338	316,226
Kenvue, Inc.
5.05%, 03/22/28	120	122,887
5.00%, 03/22/30	90	92,724
4.85%, 05/22/32	50	50,601
4.90%, 03/22/33	160	162,367
5.10%, 03/22/43	70	67,637
5.05%, 03/22/53	110	102,316
5.20%, 03/22/63	105	97,140
Procter & Gamble Co.
2.85%, 08/11/27	87	85,126
4.35%, 01/29/29	50	50,693
4.15%, 10/24/29	50	50,337
3.00%, 03/25/30	171	163,176
4.05%, 05/01/30	75	75,041
1.20%, 10/29/30	275	237,363
1.95%, 04/23/31	171	151,640
2.30%, 02/01/32(a)	100	89,656
4.55%, 01/29/34	50	50,148
4.55%, 10/24/34	50	49,982
4.60%, 05/01/35	75	75,043
3.55%, 03/25/40	87	74,232
3.60%, 03/25/50	171	130,116
Unilever Capital Corp.
2.00%, 07/28/26(a)	260	254,157
2.90%, 05/05/27	260	255,051
4.88%, 09/08/28	100	102,417
2.13%, 09/06/29(a)	174	160,413
1.38%, 09/14/30	100	86,788
1.75%, 08/12/31(a)	174	150,265
5.00%, 12/08/33	100	102,466
4.63%, 08/12/34	200	198,475
		5,083,547
Pharmaceuticals — 1.2%
AbbVie, Inc.
2.95%, 11/21/26	341	335,349
4.80%, 03/15/27	225	227,164
4.65%, 03/15/28	150	152,268

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
AbbVie, Inc. (continued)
4.25%, 11/14/28	$427	$ 429,076
4.80%, 03/15/29	225	229,412
3.20%, 11/21/29	1,000	956,502
4.88%, 03/15/30	150	153,600
4.95%, 03/15/31	120	123,196
5.05%, 03/15/34	331	337,012
4.55%, 03/15/35	110	106,799
5.20%, 03/15/35	155	158,358
4.50%, 05/14/35	249	240,572
4.30%, 05/14/36	70	66,016
4.05%, 11/21/39	408	357,615
4.63%, 10/01/42	200	178,882
4.40%, 11/06/42	240	211,022
5.35%, 03/15/44	70	68,612
4.85%, 06/15/44	214	197,051
4.75%, 03/15/45	116	104,532
4.70%, 05/14/45	627	562,123
4.45%, 05/14/46	214	184,207
4.88%, 11/14/48	171	154,823
4.25%, 11/21/49	500	411,905
5.40%, 03/15/54	330	320,877
5.60%, 03/15/55(a)	85	85,030
5.50%, 03/15/64	60	58,182
Astrazeneca Finance LLC
4.80%, 02/26/27	100	101,101
4.88%, 03/03/28	100	102,118
1.75%, 05/28/28	149	139,691
4.85%, 02/26/29	350	357,922
4.90%, 03/03/30	50	51,292
4.90%, 02/26/31	100	102,756
2.25%, 05/28/31(a)	80	71,599
4.88%, 03/03/33	100	101,643
5.00%, 02/26/34	100	101,944
AstraZeneca PLC
3.13%, 06/12/27	87	85,527
4.00%, 01/17/29	257	255,771
1.38%, 08/06/30	189	164,079
6.45%, 09/15/37	275	308,917
4.38%, 11/16/45(a)	163	141,876
4.38%, 08/17/48	155	132,419
Becton Dickinson & Co.
3.70%, 06/06/27	279	275,641
4.69%, 02/13/28	95	95,928
5.08%, 06/07/29	50	51,088
2.82%, 05/20/30	82	75,909
1.96%, 02/11/31	185	160,548
4.30%, 08/22/32	80	77,611
4.69%, 12/15/44	107	93,117
4.67%, 06/06/47	87	74,610
3.79%, 05/20/50	37	27,565
Bristol-Myers Squibb Co.
4.90%, 02/22/27	50	50,638
3.90%, 02/20/28	171	170,209
4.90%, 02/22/29	70	71,670
3.40%, 07/26/29	249	241,251
1.45%, 11/13/30(a)	130	112,486
5.75%, 02/01/31	100	106,535
5.10%, 02/22/31	35	36,247
2.95%, 03/15/32	130	117,860
5.90%, 11/15/33	75	80,403
5.20%, 02/22/34	205	209,949
Security	Par (000)	Value
Pharmaceuticals (continued)
Bristol-Myers Squibb Co. (continued)
4.13%, 06/15/39	$287	$ 255,401
2.35%, 11/13/40(a)	200	137,260
3.55%, 03/15/42	75	59,221
5.50%, 02/22/44	30	29,743
4.63%, 05/15/44	250	221,464
5.00%, 08/15/45	170	157,488
4.35%, 11/15/47	140	116,555
4.55%, 02/20/48	135	116,073
4.25%, 10/26/49	400	324,312
2.55%, 11/13/50	100	58,358
3.70%, 03/15/52	257	187,227
6.25%, 11/15/53	65	69,654
5.55%, 02/22/54	430	419,504
3.90%, 03/15/62	71	50,832
6.40%, 11/15/63	165	178,731
5.65%, 02/22/64	150	145,636
Cardinal Health, Inc.
4.70%, 11/15/26	35	35,176
3.41%, 06/15/27	100	98,533
5.13%, 02/15/29	25	25,636
5.00%, 11/15/29	35	35,676
5.35%, 11/15/34	38	38,754
4.60%, 03/15/43	50	42,835
4.90%, 09/15/45	200	176,729
4.37%, 06/15/47	87	70,970
5.75%, 11/15/54	25	24,641
Cencora, Inc.
3.45%, 12/15/27	130	127,584
4.85%, 12/15/29	25	25,396
2.80%, 05/15/30	71	65,932
2.70%, 03/15/31	87	78,547
4.25%, 03/01/45(a)	87	71,246
CVS Health Corp.
3.00%, 08/15/26	150	147,626
3.63%, 04/01/27	62	61,220
1.30%, 08/21/27	257	240,943
4.30%, 03/25/28	395	393,379
5.00%, 01/30/29	100	101,521
5.40%, 06/01/29	125	128,646
3.25%, 08/15/29	191	181,531
5.13%, 02/21/30	80	81,444
3.75%, 04/01/30	298	285,871
1.75%, 08/21/30(a)	353	305,110
5.25%, 01/30/31	75	76,680
1.88%, 02/28/31	212	181,469
5.55%, 06/01/31(a)	125	129,850
2.13%, 09/15/31	79	67,578
5.25%, 02/21/33	80	80,534
5.30%, 06/01/33	100	100,847
5.70%, 06/01/34	125	128,699
4.88%, 07/20/35	171	163,771
4.78%, 03/25/38	627	575,416
4.13%, 04/01/40	140	116,882
5.30%, 12/05/43	200	181,609
6.00%, 06/01/44	125	123,550
5.13%, 07/20/45	369	326,792
5.05%, 03/25/48	800	690,758
4.25%, 04/01/50	104	78,681
5.63%, 02/21/53	80	74,002
5.88%, 06/01/53(a)	100	95,548
6.05%, 06/01/54	125	122,505
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
CVS Health Corp. (continued)
6.00%, 06/01/63	$100	$ 95,591
Eli Lilly & Co.
4.50%, 02/09/27	100	100,807
3.10%, 05/15/27	130	128,204
4.15%, 08/14/27	75	75,368
4.55%, 02/12/28	75	75,989
4.50%, 02/09/29(a)	100	101,471
3.38%, 03/15/29	171	167,292
4.20%, 08/14/29	165	165,586
4.75%, 02/12/30	75	76,896
4.90%, 02/12/32	75	77,035
4.70%, 02/27/33	50	50,393
4.70%, 02/09/34	600	599,653
4.60%, 08/14/34	195	193,230
5.10%, 02/12/35	175	179,369
3.70%, 03/01/45	171	136,127
2.25%, 05/15/50	300	171,226
4.88%, 02/27/53	45	41,236
5.00%, 02/09/54	70	65,415
5.05%, 08/14/54	135	126,721
5.50%, 02/12/55(a)	65	65,405
4.15%, 03/15/59	200	159,444
2.50%, 09/15/60(a)	104	57,392
4.95%, 02/27/63	100	90,852
5.10%, 02/09/64	100	92,902
5.20%, 08/14/64	75	70,995
5.60%, 02/12/65	80	80,954
GlaxoSmithKline Capital PLC
4.32%, 03/12/27	50	50,259
3.38%, 06/01/29	171	166,049
GlaxoSmithKline Capital, Inc.
3.88%, 05/15/28	171	170,222
4.50%, 04/15/30	50	50,398
5.38%, 04/15/34	87	90,918
4.88%, 04/15/35	50	49,954
6.38%, 05/15/38	200	222,124
4.20%, 03/18/43	104	89,430
Johnson & Johnson
4.50%, 03/01/27	75	75,731
2.95%, 03/03/27	250	246,253
2.90%, 01/15/28	171	167,027
4.55%, 03/01/28	60	61,016
4.80%, 06/01/29	100	102,751
4.70%, 03/01/30	75	76,766
4.90%, 06/01/31	100	103,405
4.85%, 03/01/32	75	77,150
4.38%, 12/05/33	87	87,214
4.95%, 06/01/34(a)	100	104,005
5.00%, 03/01/35	135	138,399
3.55%, 03/01/36	330	297,606
3.63%, 03/03/37	87	77,858
5.95%, 08/15/37	200	221,130
2.10%, 09/01/40	300	206,111
4.50%, 09/01/40(a)	159	151,937
4.50%, 12/05/43	130	119,742
3.70%, 03/01/46	87	69,809
3.50%, 01/15/48	214	163,430
5.25%, 06/01/54(a)	65	64,482
2.45%, 09/01/60	107	59,554
McKesson Corp.
1.30%, 08/15/26	155	150,108
4.25%, 09/15/29	25	24,965
Security	Par (000)	Value
Pharmaceuticals (continued)
McKesson Corp. (continued)
4.65%, 05/30/30	$75	$ 75,611
4.95%, 05/30/32	75	76,006
5.25%, 05/30/35	75	76,187
Mead Johnson Nutrition Co., 4.60%, 06/01/44	87	75,093
Merck & Co., Inc.
1.70%, 06/10/27	160	153,340
4.05%, 05/17/28(a)	45	45,207
1.90%, 12/10/28	165	154,065
3.40%, 03/07/29	500	487,781
4.30%, 05/17/30	80	80,494
1.45%, 06/24/30	257	224,819
4.50%, 05/17/33(a)	45	44,873
6.55%, 09/15/37	300	340,343
3.90%, 03/07/39	87	76,560
4.15%, 05/18/43	130	111,011
4.90%, 05/17/44	60	56,105
3.70%, 02/10/45	160	126,096
4.00%, 03/07/49	171	136,014
2.45%, 06/24/50	171	100,117
2.75%, 12/10/51	200	122,901
5.00%, 05/17/53(a)	45	41,369
2.90%, 12/10/61	171	99,685
5.15%, 05/17/63	135	124,408
Merck Sharp & Dohme Corp., 5.75%, 11/15/36	130	138,590
Mylan, Inc.
4.55%, 04/15/28	140	138,835
5.40%, 11/29/43	87	73,218
5.20%, 04/15/48	96	76,198
Novartis Capital Corp.
2.00%, 02/14/27	87	84,518
3.10%, 05/17/27	427	420,656
3.80%, 09/18/29	75	74,364
2.20%, 08/14/30	171	155,532
4.00%, 09/18/31	75	73,862
4.20%, 09/18/34	75	72,285
4.40%, 05/06/44	214	190,986
4.00%, 11/20/45	130	108,501
2.75%, 08/14/50	190	121,571
4.70%, 09/18/54	45	40,300
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 05/19/28	340	342,724
4.65%, 05/19/30	400	405,532
4.75%, 05/19/33	355	353,933
5.11%, 05/19/43	300	286,085
5.30%, 05/19/53	780	736,327
5.34%, 05/19/63	300	278,241
Pfizer, Inc.
3.00%, 12/15/26	130	128,176
3.60%, 09/15/28	341	337,597
3.45%, 03/15/29	240	235,042
2.63%, 04/01/30	171	159,197
1.70%, 05/28/30	142	125,757
1.75%, 08/18/31	171	148,049
4.00%, 12/15/36(a)	87	79,700
4.10%, 09/15/38(a)	171	153,311
3.90%, 03/15/39	87	75,947
7.20%, 03/15/39	284	337,384
2.55%, 05/28/40	86	61,721
5.60%, 09/15/40	200	205,800
4.30%, 06/15/43	87	75,239
4.40%, 05/15/44	87	76,169
4.13%, 12/15/46	257	211,424

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Pfizer, Inc. (continued)
4.20%, 09/15/48	$87	$ 71,594
4.00%, 03/15/49	171	134,846
2.70%, 05/28/50	240	149,009
Sanofi SA, 3.63%, 06/19/28	341	337,169
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26	10	9,870
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/28	200	203,766
2.05%, 03/31/30	400	358,240
5.30%, 07/05/34	200	203,097
3.03%, 07/09/40	200	149,552
3.18%, 07/09/50	200	130,977
3.38%, 07/09/60	250	160,261
Takeda U.S. Financing, Inc.
5.20%, 07/07/35	200	200,021
5.90%, 07/07/55	200	201,012
Utah Acquisition Sub, Inc., 5.25%, 06/15/46(a)	87	70,578
Viatris, Inc.
2.30%, 06/22/27	171	162,942
3.85%, 06/22/40	171	126,299
4.00%, 06/22/50	200	133,229
Wyeth LLC
6.50%, 02/01/34	87	96,991
5.95%, 04/01/37	87	92,798
Zoetis, Inc.
3.90%, 08/20/28	171	169,791
2.00%, 05/15/30	71	63,808
4.70%, 02/01/43	71	64,872
3.95%, 09/12/47	87	69,476
4.45%, 08/20/48	87	73,383
3.00%, 05/15/50	71	46,662
		39,318,136
Real Estate Management & Development — 0.0%
CBRE Services, Inc.
4.80%, 06/15/30	50	50,157
2.50%, 04/01/31	107	94,564
5.95%, 08/15/34	25	26,320
5.50%, 06/15/35	50	50,320
Jones Lang LaSalle, Inc., 6.88%, 12/01/28	25	26,827
		248,188
Residential REITs — 0.1%
Essential Properties LP, 2.95%, 07/15/31	41	36,462
NNN REIT, Inc.
4.60%, 02/15/31	25	24,867
5.60%, 10/15/33	50	51,686
5.50%, 06/15/34	50	51,259
3.10%, 04/15/50	171	108,397
3.00%, 04/15/52	82	50,410
Realty Income Corp.
4.13%, 10/15/26	171	170,573
3.00%, 01/15/27	171	167,881
3.95%, 08/15/27	87	86,501
3.40%, 01/15/28	87	85,314
4.70%, 12/15/28(a)	40	40,565
4.75%, 02/15/29	50	50,549
3.25%, 06/15/29	48	46,055
4.00%, 07/15/29(a)	75	74,044
3.10%, 12/15/29	87	82,507
3.40%, 01/15/30	87	83,273
3.25%, 01/15/31	116	108,730
5.63%, 10/13/32	90	94,169
Security	Par (000)	Value
Residential REITs (continued)
Realty Income Corp. (continued)
1.80%, 03/15/33	$72	$ 58,089
4.90%, 07/15/33(a)	60	59,812
5.13%, 02/15/34	50	50,559
4.65%, 03/15/47	100	86,865
5.38%, 09/01/54	50	47,928
Store Capital LLC
5.40%, 04/30/30(d)	25	25,329
2.70%, 12/01/31	87	73,788
Tanger Properties LP, 3.88%, 07/15/27	171	168,782
		1,984,394
Retail REITs — 0.0%
Simon Property Group LP
1.38%, 01/15/27	121	115,858
3.38%, 06/15/27	130	128,003
2.45%, 09/13/29	187	173,766
2.65%, 07/15/30	171	157,743
2.25%, 01/15/32	121	104,423
2.65%, 02/01/32	200	176,181
5.50%, 03/08/33(a)	100	104,379
6.25%, 01/15/34	200	217,003
4.75%, 09/26/34	55	53,548
4.75%, 03/15/42	74	66,559
4.25%, 10/01/44	87	71,548
4.25%, 11/30/46	87	70,637
3.25%, 09/13/49	114	76,291
5.85%, 03/08/53	100	100,016
6.65%, 01/15/54	35	38,424
		1,654,379
Semiconductors & Semiconductor Equipment — 0.6%
Advanced Micro Devices, Inc.
4.32%, 03/24/28	50	50,367
3.92%, 06/01/32	75	72,378
4.39%, 06/01/52(a)	85	71,261
Analog Devices, Inc.
3.50%, 12/05/26	130	128,864
4.25%, 06/15/28	75	75,346
1.70%, 10/01/28	30	27,812
4.50%, 06/15/30	50	50,408
2.10%, 10/01/31	75	65,532
5.05%, 04/01/34	50	51,253
2.80%, 10/01/41	149	108,420
2.95%, 10/01/51	65	42,193
5.30%, 04/01/54	50	48,190
Applied Materials, Inc.
3.30%, 04/01/27	171	168,763
4.80%, 06/15/29	35	35,791
1.75%, 06/01/30	72	63,988
5.85%, 06/15/41(a)	75	79,442
4.35%, 04/01/47	130	111,580
2.75%, 06/01/50	87	54,237
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.88%, 01/15/27	270	268,131
3.50%, 01/15/28(a)	87	85,351
Broadcom, Inc.
3.46%, 09/15/26	341	337,807
5.05%, 07/12/27	150	152,122
1.95%, 02/15/28(d)	67	63,190
4.15%, 02/15/28	85	84,753
4.80%, 04/15/28	75	76,085
4.11%, 09/15/28	150	149,392
4.00%, 04/15/29(d)	95	93,703
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
Broadcom, Inc. (continued)
4.75%, 04/15/29	$150	$ 151,792
5.05%, 07/12/29	235	240,644
4.35%, 02/15/30	120	119,555
5.05%, 04/15/30	75	76,829
4.15%, 11/15/30	125	122,999
2.45%, 02/15/31(d)	300	268,258
5.15%, 11/15/31	115	118,309
4.15%, 04/15/32(d)	108	104,041
5.20%, 04/15/32	75	77,124
4.30%, 11/15/32	206	199,819
2.60%, 02/15/33(d)	275	235,217
3.42%, 04/15/33(d)	202	183,200
3.47%, 04/15/34(d)	569	508,284
4.80%, 10/15/34	160	158,067
3.14%, 11/15/35(d)	257	216,764
3.19%, 11/15/36(d)	350	290,147
4.93%, 05/15/37(d)	377	365,888
3.50%, 02/15/41(d)	179	141,866
3.75%, 02/15/51(a)(d)	225	168,301
4.55%, 02/15/32	105	104,029
Intel Corp.
3.75%, 03/25/27	140	138,524
3.15%, 05/11/27	100	97,971
3.75%, 08/05/27	100	98,687
4.88%, 02/10/28	115	116,452
1.60%, 08/12/28	63	57,888
4.00%, 08/05/29	100	97,913
2.45%, 11/15/29	171	156,244
5.13%, 02/10/30	110	112,479
3.90%, 03/25/30	300	290,839
5.00%, 02/21/31	45	45,743
2.00%, 08/12/31	87	74,734
4.15%, 08/05/32	200	189,612
5.20%, 02/10/33(a)	160	161,353
5.15%, 02/21/34(a)	60	59,877
2.80%, 08/12/41	63	42,338
5.63%, 02/10/43	45	42,812
4.10%, 05/19/46	427	320,201
4.10%, 05/11/47	87	65,169
3.73%, 12/08/47	240	169,316
3.25%, 11/15/49	300	190,006
4.75%, 03/25/50	200	163,164
3.05%, 08/12/51(a)	320	190,108
4.90%, 08/05/52	300	248,074
5.70%, 02/10/53	130	120,983
5.60%, 02/21/54	130	119,262
3.10%, 02/15/60	87	48,643
4.95%, 03/25/60	121	98,454
3.20%, 08/12/61	63	35,896
5.05%, 08/05/62	100	81,400
5.90%, 02/10/63(a)	110	103,295
KLA Corp.
4.10%, 03/15/29	87	86,874
4.65%, 07/15/32	50	50,329
4.70%, 02/01/34	50	49,788
3.30%, 03/01/50(a)	184	127,478
4.95%, 07/15/52(a)	90	82,022
5.25%, 07/15/62(a)	75	70,439
Lam Research Corp.
1.90%, 06/15/30	141	125,826
4.88%, 03/15/49	171	155,749
2.88%, 06/15/50	76	49,100
Security	Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
Marvell Technology, Inc.
2.45%, 04/15/28	$371	$ 352,530
4.75%, 07/15/30	50	50,221
2.95%, 04/15/31	82	74,677
5.45%, 07/15/35	50	50,348
Microchip Technology, Inc.
4.90%, 03/15/28	50	50,549
5.05%, 03/15/29	50	50,797
5.05%, 02/15/30	150	152,163
Micron Technology, Inc.
5.38%, 04/15/28	60	61,688
5.33%, 02/06/29	87	89,058
6.75%, 11/01/29	150	162,136
4.66%, 02/15/30	130	129,723
5.30%, 01/15/31	40	40,962
2.70%, 04/15/32	120	104,386
5.88%, 02/09/33	50	52,142
5.88%, 09/15/33	60	62,682
5.80%, 01/15/35	25	25,854
6.05%, 11/01/35	50	52,328
3.37%, 11/01/41	87	63,853
3.48%, 11/01/51(a)	87	59,411
NVIDIA Corp.
3.20%, 09/16/26	171	169,432
1.55%, 06/15/28	125	116,950
2.85%, 04/01/30(a)	114	108,116
2.00%, 06/15/31(a)	121	107,343
3.50%, 04/01/40(a)	122	102,771
3.50%, 04/01/50	257	191,986
3.70%, 04/01/60	52	38,237
NXP BV/NXP Funding LLC/NXP USA, Inc.
4.40%, 06/01/27	90	90,147
4.30%, 06/18/29	171	169,225
3.40%, 05/01/30	80	75,715
2.50%, 05/11/31	149	130,738
2.65%, 02/15/32	67	58,299
5.00%, 01/15/33	112	111,518
3.25%, 05/11/41	87	63,530
3.13%, 02/15/42	87	61,748
3.25%, 11/30/51	75	48,230
Qorvo, Inc., 4.38%, 10/15/29	96	93,169
QUALCOMM, Inc.
3.25%, 05/20/27	87	85,901
1.30%, 05/20/28	184	171,059
2.15%, 05/20/30	105	95,532
4.50%, 05/20/30	50	50,529
1.65%, 05/20/32(a)	142	118,028
4.25%, 05/20/32(a)	52	51,423
4.75%, 05/20/32	50	50,583
5.40%, 05/20/33	100	105,429
4.65%, 05/20/35(a)	87	86,115
5.00%, 05/20/35(a)	50	50,346
4.80%, 05/20/45	130	118,474
4.30%, 05/20/47	107	89,670
3.25%, 05/20/50	240	164,518
4.50%, 05/20/52	133	112,615
6.00%, 05/20/53	100	105,385
Skyworks Solutions, Inc., 3.00%, 06/01/31	67	59,032
Texas Instruments, Inc.
1.13%, 09/15/26	85	82,120
4.60%, 02/08/27	25	25,228
4.60%, 02/15/28	35	35,565
4.60%, 02/08/29(a)	25	25,421

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
Texas Instruments, Inc. (continued)
2.25%, 09/04/29	$118	$ 109,538
4.50%, 05/23/30	50	50,534
1.90%, 09/15/31	98	85,428
3.65%, 08/16/32	50	47,356
4.90%, 03/14/33	30	30,731
4.85%, 02/08/34(a)	25	25,385
5.10%, 05/23/35	50	50,940
3.88%, 03/15/39	171	151,108
4.15%, 05/15/48	171	140,904
4.10%, 08/16/52	25	19,795
5.00%, 03/14/53	30	27,671
5.15%, 02/08/54	25	23,559
5.05%, 05/18/63	170	155,885
TSMC Arizona Corp.
1.75%, 10/25/26	200	193,460
2.50%, 10/25/31	390	348,906
4.50%, 04/22/52(a)	200	179,368
Xilinx, Inc., 2.38%, 06/01/30	240	220,010
		17,968,747
Software — 0.6%
Adobe, Inc.
2.15%, 02/01/27	219	212,917
4.85%, 04/04/27(a)	35	35,505
4.80%, 04/04/29	50	51,256
4.95%, 01/17/30	100	103,283
2.30%, 02/01/30	206	189,961
4.95%, 04/04/34	50	50,994
AppLovin Corp.
5.13%, 12/01/29	100	101,302
5.38%, 12/01/31	35	35,615
5.50%, 12/01/34	70	71,071
5.95%, 12/01/54	100	97,663
Atlassian Corp.
5.25%, 05/15/29	25	25,670
5.50%, 05/15/34	25	25,671
Autodesk, Inc.
2.85%, 01/15/30	74	69,271
2.40%, 12/15/31	133	116,685
5.30%, 06/15/35	50	50,859
Broadridge Financial Solutions, Inc.
2.90%, 12/01/29	87	81,519
2.60%, 05/01/31	79	70,387
Cadence Design Systems, Inc.
4.20%, 09/10/27	35	35,050
4.30%, 09/10/29	50	50,008
4.70%, 09/10/34	25	24,698
Concentrix Corp.
6.65%, 08/02/26	50	50,902
6.60%, 08/02/28(a)	50	52,459
6.85%, 08/02/33	50	52,003
Electronic Arts, Inc.
1.85%, 02/15/31	72	62,550
2.95%, 02/15/51	69	43,087
Fidelity National Information Services, Inc.
1.65%, 03/01/28(a)	118	110,124
5.10%, 07/15/32	100	101,834
3.10%, 03/01/41	89	65,391
Fiserv, Inc.
3.20%, 07/01/26	222	219,458
5.15%, 03/15/27	50	50,653
Security	Par (000)	Value
Software (continued)
Fiserv, Inc. (continued)
2.25%, 06/01/27	$307	$ 295,600
5.45%, 03/02/28	60	61,656
5.38%, 08/21/28	50	51,410
4.20%, 10/01/28	171	170,073
3.50%, 07/01/29	281	270,687
4.75%, 03/15/30	50	50,339
2.65%, 06/01/30	164	150,305
5.35%, 03/15/31(a)	50	51,840
5.60%, 03/02/33	40	41,476
5.63%, 08/21/33	50	51,990
5.45%, 03/15/34	50	51,215
5.15%, 08/12/34	50	50,183
4.40%, 07/01/49	303	248,062
Intuit, Inc.
5.25%, 09/15/26	55	55,627
1.35%, 07/15/27	142	134,667
5.13%, 09/15/28	75	77,387
1.65%, 07/15/30(a)	169	149,126
5.20%, 09/15/33	75	77,704
5.50%, 09/15/53	100	99,283
Microsoft Corp.
2.40%, 08/08/26	382	375,492
3.30%, 02/06/27	766	758,169
3.40%, 06/15/27	171	170,018
1.35%, 09/15/30	69	60,431
3.50%, 02/12/35(a)	200	186,890
3.45%, 08/08/36	104	93,402
3.70%, 08/08/46	171	137,364
2.53%, 06/01/50(a)	600	370,781
2.50%, 09/15/50	140	85,907
2.92%, 03/17/52	550	364,729
4.50%, 02/06/57	341	305,314
2.68%, 06/01/60	792	468,313
3.04%, 03/17/62	292	187,430
Oracle Corp.
2.65%, 07/15/26	630	618,641
2.80%, 04/01/27	257	250,517
3.25%, 11/15/27	130	127,074
2.30%, 03/25/28	237	224,940
4.50%, 05/06/28	65	65,396
4.80%, 08/03/28	187	190,073
4.20%, 09/27/29	200	198,623
6.15%, 11/09/29	70	74,690
2.95%, 04/01/30(a)	500	466,924
4.65%, 05/06/30	65	65,593
3.25%, 05/15/30(a)	163	153,904
2.88%, 03/25/31	267	243,509
5.25%, 02/03/32	130	133,352
6.25%, 11/09/32	200	216,432
4.90%, 02/06/33	100	100,268
4.30%, 07/08/34	384	364,709
4.70%, 09/27/34	325	315,547
3.90%, 05/15/35	87	78,494
5.50%, 08/03/35	225	229,985
3.85%, 07/15/36	130	114,463
3.80%, 11/15/37	130	111,285
6.50%, 04/15/38	200	217,612
6.13%, 07/08/39	87	91,373
3.60%, 04/01/40	316	252,919
5.38%, 07/15/40	271	264,681
3.65%, 03/25/41	285	224,681
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
Oracle Corp. (continued)
4.50%, 07/08/44	$87	$ 73,492
4.13%, 05/15/45	100	79,467
4.00%, 07/15/46	384	296,160
4.00%, 11/15/47	257	196,707
3.60%, 04/01/50	400	279,737
3.95%, 03/25/51	346	255,381
6.90%, 11/09/52(a)	250	278,085
5.55%, 02/06/53	140	131,652
5.38%, 09/27/54(a)	250	228,534
4.38%, 05/15/55	214	167,503
6.00%, 08/03/55	225	224,621
3.85%, 04/01/60	359	247,395
4.10%, 03/25/61	200	144,588
5.50%, 09/27/64	275	250,459
6.13%, 08/03/65	150	150,151
Paychex, Inc.
5.10%, 04/15/30	50	51,209
5.35%, 04/15/32	50	51,342
5.60%, 04/15/35	150	155,049
Roper Technologies, Inc.
3.80%, 12/15/26	87	86,270
1.40%, 09/15/27	65	61,142
2.95%, 09/15/29	76	71,802
4.50%, 10/15/29	25	25,050
2.00%, 06/30/30	67	59,538
1.75%, 02/15/31	86	73,842
4.75%, 02/15/32	50	50,088
4.90%, 10/15/34	100	98,616
Salesforce, Inc.
3.70%, 04/11/28	341	338,643
1.50%, 07/15/28	60	55,762
1.95%, 07/15/31(a)	81	71,027
2.70%, 07/15/41	156	112,217
2.90%, 07/15/51	237	151,679
3.05%, 07/15/61(a)	50	30,602
ServiceNow, Inc., 1.40%, 09/01/30	140	121,336
Synopsys, Inc.
4.55%, 04/01/27	150	150,748
4.65%, 04/01/28	75	75,763
4.85%, 04/01/30	150	152,080
5.00%, 04/01/32	150	151,940
5.15%, 04/01/35	300	302,382
5.70%, 04/01/55	50	49,713
Take-Two Interactive Software, Inc.
3.70%, 04/14/27	65	64,358
4.95%, 03/28/28	140	142,159
5.40%, 06/12/29	25	25,743
4.00%, 04/14/32	76	71,987
5.60%, 06/12/34	25	25,944
VMware LLC
1.40%, 08/15/26	341	329,809
3.90%, 08/21/27	250	247,831
4.70%, 05/15/30	141	141,560
2.20%, 08/15/31	200	173,588
Workday, Inc.
3.50%, 04/01/27	81	79,952
Security	Par (000)	Value
Software (continued)
Workday, Inc. (continued)
3.70%, 04/01/29	$61	$ 59,577
3.80%, 04/01/32	89	83,629
		20,404,310
Specialty Retail — 0.1%
AutoZone, Inc.
5.05%, 07/15/26	25	25,158
4.50%, 02/01/28	145	146,113
6.25%, 11/01/28(a)	25	26,477
3.75%, 04/18/29	171	166,888
5.10%, 07/15/29	50	51,243
5.13%, 06/15/30	25	25,631
4.75%, 08/01/32	100	99,428
4.75%, 02/01/33	150	148,387
5.20%, 08/01/33	25	25,332
6.55%, 11/01/33	25	27,600
5.40%, 07/15/34(a)	50	51,196
Dick’s Sporting Goods, Inc., 4.10%, 01/15/52	70	50,020
Genuine Parts Co.
6.50%, 11/01/28	25	26,555
4.95%, 08/15/29	75	76,150
6.88%, 11/01/33	25	27,758
O’Reilly Automotive, Inc.
5.75%, 11/20/26	35	35,620
3.60%, 09/01/27(a)	100	98,657
4.35%, 06/01/28	171	171,497
3.90%, 06/01/29	171	168,000
1.75%, 03/15/31	78	67,123
4.70%, 06/15/32	100	99,294
5.00%, 08/19/34	50	49,483
Ross Stores, Inc., 1.88%, 04/15/31	171	146,484
TJX Cos., Inc.
2.25%, 09/15/26	257	251,712
4.50%, 04/15/50	87	76,020
Tractor Supply Co.
1.75%, 11/01/30	69	59,838
5.25%, 05/15/33(a)	20	20,415
		2,218,079
Technology Hardware, Storage & Peripherals — 0.4%
Apple, Inc.
2.45%, 08/04/26	241	236,886
2.05%, 09/11/26	206	201,276
3.35%, 02/09/27	341	337,503
3.20%, 05/11/27	257	253,751
2.90%, 09/12/27	171	167,326
3.00%, 11/13/27	171	167,697
1.20%, 02/08/28	450	419,674
4.00%, 05/10/28	1,080	1,083,809
4.00%, 05/12/28	100	100,190
1.40%, 08/05/28	470	435,496
3.25%, 08/08/29	200	194,245
2.20%, 09/11/29	212	196,822
4.15%, 05/10/30	80	80,835
1.65%, 05/11/30	240	213,723
4.20%, 05/12/30	100	100,446
1.65%, 02/08/31	427	372,757
1.70%, 08/05/31	70	60,877
4.50%, 05/12/32	100	101,267

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Technology Hardware, Storage & Peripherals (continued)
Apple, Inc. (continued)
3.35%, 08/08/32	$200	$ 188,740
4.30%, 05/10/33	580	581,753
4.75%, 05/12/35	100	100,802
4.50%, 02/23/36(a)	87	86,767
3.85%, 05/04/43	300	251,276
4.45%, 05/06/44	87	79,329
3.45%, 02/09/45	231	179,519
4.38%, 05/13/45	87	76,862
4.65%, 02/23/46	338	309,013
3.85%, 08/04/46	130	105,223
4.25%, 02/09/47	87	74,575
3.75%, 09/12/47	300	236,723
3.75%, 11/13/47	214	168,773
2.95%, 09/11/49	214	143,646
2.65%, 05/11/50	206	129,219
2.40%, 08/20/50	177	104,710
2.65%, 02/08/51	414	257,049
2.70%, 08/05/51	200	125,099
3.95%, 08/08/52	150	119,561
4.85%, 05/10/53(a)	80	76,278
2.55%, 08/20/60(a)	171	98,581
2.80%, 02/08/61	127	75,100
2.85%, 08/05/61	70	41,953
4.10%, 08/08/62	150	118,171
Dell International LLC/EMC Corp.
4.90%, 10/01/26	171	171,763
5.25%, 02/01/28(a)	200	204,759
4.75%, 04/01/28	30	30,351
5.30%, 10/01/29	214	220,240
4.35%, 02/01/30	150	148,665
5.00%, 04/01/30	40	40,640
6.20%, 07/15/30	120	128,412
5.30%, 04/01/32(a)	275	281,079
5.75%, 02/01/33(a)	60	62,984
5.40%, 04/15/34	50	50,921
4.85%, 02/01/35(a)	75	72,375
5.50%, 04/01/35(a)	75	75,746
8.10%, 07/15/36(a)	69	83,165
3.38%, 12/15/41	171	127,804
8.35%, 07/15/46(a)	126	160,715
3.45%, 12/15/51	102	69,903
Dell, Inc.(a)
7.10%, 04/15/28	71	75,945
6.50%, 04/15/38	71	75,628
Hewlett Packard Enterprise Co.
4.45%, 09/25/26	100	100,157
4.40%, 09/25/27	100	100,087
5.25%, 07/01/28	220	225,509
4.55%, 10/15/29	225	223,874
4.85%, 10/15/31	50	49,871
5.00%, 10/15/34	250	242,505
6.20%, 10/15/35	87	92,000
6.35%, 10/15/45	130	133,362
5.60%, 10/15/54	200	184,716
HP, Inc.
4.75%, 01/15/28	50	50,575
4.00%, 04/15/29	90	88,100
5.40%, 04/25/30	25	25,680
2.65%, 06/17/31	171	151,333
5.50%, 01/15/33(a)	150	153,118
6.10%, 04/25/35	25	25,868
Security	Par (000)	Value
Technology Hardware, Storage & Peripherals (continued)
HP, Inc. (continued)
6.00%, 09/15/41(a)	$112	$ 112,463
NetApp, Inc.
2.38%, 06/22/27	200	192,337
5.70%, 03/17/35	80	82,157
Western Digital Corp.
2.85%, 02/01/29	74	68,602
3.10%, 02/01/32	80	70,763
		12,907,474
Textiles, Apparel & Luxury Goods — 0.0%
NIKE, Inc.
2.75%, 03/27/27	341	333,630
2.85%, 03/27/30	171	161,092
3.25%, 03/27/40	171	136,516
3.88%, 11/01/45	87	69,083
3.38%, 11/01/46	257	185,478
PVH Corp., 5.50%, 06/13/30(a)	25	25,179
		910,978
Tobacco — 0.3%
Altria Group, Inc.
2.63%, 09/16/26	341	334,377
6.20%, 11/01/28	25	26,390
4.80%, 02/14/29	95	96,054
3.40%, 05/06/30	76	72,174
2.45%, 02/04/32	208	179,395
5.63%, 02/06/35	70	71,357
5.80%, 02/14/39	257	260,386
3.40%, 02/04/41	171	126,852
4.25%, 08/09/42	100	81,289
4.50%, 05/02/43	71	59,190
5.38%, 01/31/44	226	213,367
3.88%, 09/16/46	100	73,958
5.95%, 02/14/49(a)	300	298,336
4.45%, 05/06/50	114	89,212
3.70%, 02/04/51	155	107,268
4.00%, 02/04/61(a)	121	85,418
BAT Capital Corp.
3.22%, 09/06/26	171	168,625
4.70%, 04/02/27	87	87,415
3.56%, 08/15/27	333	327,659
2.26%, 03/25/28	104	98,395
3.46%, 09/06/29	87	83,647
4.91%, 04/02/30	104	105,395
6.34%, 08/02/30	100	107,758
5.83%, 02/20/31	25	26,307
2.73%, 03/25/31	100	90,055
4.74%, 03/16/32	96	95,443
5.35%, 08/15/32	75	76,704
7.75%, 10/19/32	40	46,232
6.42%, 08/02/33(a)	90	97,742
6.00%, 02/20/34	200	210,824
5.63%, 08/15/35	75	76,318
4.39%, 08/15/37	384	343,379
3.73%, 09/25/40	50	39,468
7.08%, 08/02/43	50	55,069
4.54%, 08/15/47	304	245,578
4.76%, 09/06/49	100	82,440
5.28%, 04/02/50(a)	87	76,813
5.65%, 03/16/52	96	89,447
7.08%, 08/02/53	125	139,231
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Tobacco (continued)
BAT International Finance PLC
4.45%, 03/16/28	$96	$ 96,154
5.93%, 02/02/29	200	209,882
Philip Morris International, Inc.
4.75%, 02/12/27	75	75,668
3.13%, 08/17/27	171	167,224
4.38%, 11/01/27(a)	75	75,341
5.13%, 11/17/27	200	204,001
4.88%, 02/15/28	100	101,684
4.13%, 04/28/28	65	64,873
5.25%, 09/07/28	25	25,714
4.88%, 02/13/29	75	76,323
4.63%, 11/01/29	75	75,699
5.63%, 11/17/29	155	162,756
5.13%, 02/15/30	200	205,765
4.38%, 04/30/30	50	49,879
5.50%, 09/07/30	25	26,133
1.75%, 11/01/30	41	35,730
5.13%, 02/13/31	75	77,246
4.75%, 11/01/31	75	75,552
5.75%, 11/17/32	170	179,724
5.38%, 02/15/33	300	309,815
5.63%, 09/07/33	25	26,196
5.25%, 02/13/34	275	280,483
4.90%, 11/01/34(a)	75	74,643
4.88%, 04/30/35	40	39,463
6.38%, 05/16/38(a)	220	244,225
4.38%, 11/15/41	150	130,743
4.50%, 03/20/42	150	132,143
3.88%, 08/21/42	62	50,421
4.13%, 03/04/43	79	66,107
4.88%, 11/15/43	237	217,271
4.25%, 11/10/44	65	55,193
Reynolds American, Inc.
5.70%, 08/15/35	82	83,708
6.15%, 09/15/43	53	53,618
5.85%, 08/15/45	200	192,960
		8,887,304
Trading Companies & Distributors — 0.0%
LKQ Corp., 5.75%, 06/15/28	100	103,028
WW Grainger, Inc., 4.45%, 09/15/34	45	43,895
		146,923
Transportation Infrastructure — 0.1%
FedEx Corp.
3.10%, 08/05/29	100	94,754
4.25%, 05/15/30(a)	141	138,221
2.40%, 05/15/31	109	96,533
4.90%, 01/15/34(a)	100	97,221
3.90%, 02/01/35	67	59,910
3.25%, 05/15/41	147	105,428
3.88%, 08/01/42	50	38,176
4.75%, 11/15/45(a)	114	95,000
4.55%, 04/01/46	130	104,768
4.40%, 01/15/47	87	68,397
4.05%, 02/15/48	87	64,385
4.95%, 10/17/48(a)	171	144,403
5.25%, 05/15/50(a)	150	132,477
Ryder System, Inc.
1.75%, 09/01/26(a)	86	83,441
2.85%, 03/01/27	57	55,519
5.30%, 03/15/27	40	40,596
4.30%, 06/15/27(a)	60	60,041
Security	Par (000)	Value
Transportation Infrastructure (continued)
Ryder System, Inc. (continued)
5.65%, 03/01/28	$50	$ 51,634
5.25%, 06/01/28	40	41,039
6.30%, 12/01/28(a)	50	52,987
5.38%, 03/15/29	50	51,365
4.90%, 12/01/29	100	101,418
4.85%, 06/15/30	50	50,461
6.60%, 12/01/33(a)	45	49,458
United Parcel Service, Inc.
2.40%, 11/15/26	141	137,783
3.05%, 11/15/27	87	85,077
3.40%, 03/15/29	100	97,530
4.65%, 10/15/30	50	50,689
4.88%, 03/03/33(a)	60	61,031
5.15%, 05/22/34(a)	75	76,868
5.25%, 05/14/35(a)	45	45,890
6.20%, 01/15/38	174	189,921
5.20%, 04/01/40	171	167,618
3.63%, 10/01/42	87	67,912
3.40%, 11/15/46	78	56,264
3.75%, 11/15/47	87	66,123
3.40%, 09/01/49(a)	75	52,402
5.30%, 04/01/50(a)	171	162,104
5.05%, 03/03/53	110	100,177
5.50%, 05/22/54	75	72,727
5.95%, 05/14/55	130	133,405
5.60%, 05/22/64	75	72,168
6.05%, 05/14/65	75	76,756
		3,650,077
Water Utilities — 0.1%
American Water Capital Corp.
2.95%, 09/01/27	87	84,800
3.75%, 09/01/28	257	253,434
3.45%, 06/01/29	87	84,293
2.30%, 06/01/31	155	136,196
4.45%, 06/01/32	90	88,846
5.15%, 03/01/34	50	50,724
5.25%, 03/01/35	100	101,333
4.30%, 09/01/45(a)	87	72,892
3.75%, 09/01/47	87	66,134
4.15%, 06/01/49	87	69,491
3.25%, 06/01/51	155	104,692
5.45%, 03/01/54	50	48,362
Essential Utilities, Inc.
4.80%, 08/15/27	250	252,633
2.40%, 05/01/31	171	150,803
5.38%, 01/15/34	25	25,328
3.35%, 04/15/50	171	112,908
5.30%, 05/01/52	61	55,510
		1,758,379
Wireless Telecommunication Services — 0.3%
America Movil SAB de C.V.
3.63%, 04/22/29	244	236,003
6.38%, 03/01/35	100	109,050
6.13%, 03/30/40	300	312,480
4.38%, 07/16/42	229	193,290
Motorola Solutions, Inc.
4.60%, 02/23/28	87	87,635
5.00%, 04/15/29	25	25,409
4.60%, 05/23/29(a)	166	166,825
4.85%, 08/15/30	50	50,539
2.30%, 11/15/30	146	129,603

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Wireless Telecommunication Services (continued)
Motorola Solutions, Inc. (continued)
2.75%, 05/24/31	$102	$ 91,448
5.20%, 08/15/32	50	50,836
5.40%, 04/15/34(a)	175	178,474
5.55%, 08/15/35	50	50,980
Orange SA, 9.00%, 03/01/31	437	530,983
Rogers Communications, Inc.
2.90%, 11/15/26	171	167,309
3.20%, 03/15/27	73	71,573
3.80%, 03/15/32	58	53,897
5.30%, 02/15/34(a)	500	500,531
7.50%, 08/15/38	100	115,535
4.50%, 03/15/42	59	50,275
5.00%, 03/15/44	87	77,480
4.30%, 02/15/48	214	171,601
3.70%, 11/15/49	71	52,005
4.55%, 03/15/52	240	195,430
T-Mobile U.S., Inc.
3.75%, 04/15/27	500	494,779
5.38%, 04/15/27	100	100,026
4.75%, 02/01/28	125	124,976
2.05%, 02/15/28	87	82,231
4.95%, 03/15/28	85	86,435
4.80%, 07/15/28	80	81,072
4.85%, 01/15/29	65	65,905
2.63%, 02/15/29	100	93,815
3.38%, 04/15/29	200	192,429
4.20%, 10/01/29(a)	75	74,474
3.88%, 04/15/30	800	776,974
2.55%, 02/15/31	259	231,864
2.88%, 02/15/31	100	90,997
3.50%, 04/15/31	225	211,256
2.25%, 11/15/31	59	51,158
2.70%, 03/15/32	130	114,570
5.13%, 05/15/32	60	61,188
5.20%, 01/15/33	200	203,731
5.05%, 07/15/33	275	276,864
5.75%, 01/15/34	315	329,900
5.15%, 04/15/34	35	35,446
4.70%, 01/15/35	100	96,886
5.30%, 05/15/35	200	202,507
4.38%, 04/15/40	214	189,623
3.00%, 02/15/41	141	103,178
4.50%, 04/15/50	295	243,922
3.30%, 02/15/51	300	199,120
3.40%, 10/15/52	341	227,781
5.65%, 01/15/53(a)	200	193,497
5.75%, 01/15/54(a)	330	323,267
6.00%, 06/15/54	100	101,796
5.25%, 06/15/55	250	228,314
5.88%, 11/15/55	125	124,948
3.60%, 11/15/60	174	116,022
5.80%, 09/15/62	100	97,955
Vodafone Group PLC
7.88%, 02/15/30	74	84,545
6.15%, 02/27/37	31	33,274
4.88%, 06/19/49	150	129,050
4.25%, 09/17/50	205	159,782
5.63%, 02/10/53(a)	150	141,518
5.75%, 06/28/54	200	191,617
Security	Par (000)	Value
Wireless Telecommunication Services (continued)
Vodafone Group PLC (continued)
5.13%, 06/19/59(a)	$104	$ 90,829
5.75%, 02/10/63	150	140,636
5.88%, 06/28/64	125	120,176
		10,989,524
Total Corporate Bonds — 24.3% (Cost: $824,725,210)		770,793,985
Foreign Agency Obligations
Canada — 0.3%
Canada Government International Bonds
3.75%, 04/26/28(a)	300	300,094
4.63%, 04/30/29	400	411,883
4.00%, 03/18/30	530	534,060
Export Development Canada
3.75%, 09/07/27	300	299,836
4.13%, 02/13/29	750	758,147
4.00%, 06/20/30	120	121,377
4.75%, 06/05/34	250	258,975
Province of Alberta Canada
3.30%, 03/15/28	341	335,816
4.50%, 06/26/29	200	204,126
1.30%, 07/22/30	341	298,859
Province of British Columbia Canada
0.90%, 07/20/26	341	330,029
4.90%, 04/24/29	300	310,138
4.20%, 07/06/33(a)	400	392,476
4.75%, 06/12/34	200	202,894
4.80%, 06/11/35	270	273,850
Province of Manitoba Canada
4.90%, 05/31/34	100	102,414
Series HB, 1.50%, 10/25/28	341	315,549
Province of New Brunswick Canada, 3.63%, 02/24/28	171	169,385
Province of Ontario Canada
3.10%, 05/19/27	400	394,121
1.05%, 05/21/27	171	162,147
4.20%, 01/18/29	500	504,920
3.70%, 09/17/29	200	197,966
2.00%, 10/02/29	171	157,908
4.70%, 01/15/30	35	36,036
1.13%, 10/07/30	341	294,059
1.60%, 02/25/31	341	298,228
5.05%, 04/24/34	200	207,403
4.85%, 06/11/35	75	76,434
Province of Quebec Canada
2.75%, 04/12/27	341	334,161
3.63%, 04/13/28	500	496,906
4.50%, 04/03/29	400	408,078
1.35%, 05/28/30	341	300,910
Series PD, 7.50%, 09/15/29	500	567,254
		10,056,439
Chile — 0.1%
Chile Government International Bonds
2.75%, 01/31/27	300	292,200
4.85%, 01/22/29	200	202,800
2.45%, 01/31/31	417	372,381
2.55%, 07/27/33	390	329,160
3.50%, 01/31/34	200	179,600
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chile (continued)
Chile Government International Bonds (continued)
3.10%, 05/07/41	$200	$ 148,800
4.34%, 03/07/42	200	173,100
4.00%, 01/31/52	290	223,880
5.33%, 01/05/54(a)	287	270,019
3.10%, 01/22/61	318	192,867
3.25%, 09/21/71	200	121,800
		2,506,607
Hungary — 0.0%
Hungary Government International Bonds, Series 30Y, 7.63%, 03/29/41	134	150,640
Indonesia — 0.1%
Indonesia Government International Bonds
4.15%, 09/20/27(a)	200	200,081
4.10%, 04/24/28(a)	522	522,000
2.85%, 02/14/30	490	459,223
2.15%, 07/28/31	400	348,800
4.65%, 09/20/32	200	198,958
5.60%, 01/15/35(a)	200	209,100
4.35%, 01/11/48	284	237,992
5.35%, 02/11/49	200	193,775
4.20%, 10/15/50(a)	322	260,015
3.05%, 03/12/51	211	139,471
4.30%, 03/31/52	300	244,575
5.10%, 02/10/54	200	185,750
3.20%, 09/23/61	222	140,193
		3,339,933
Israel — 0.1%
Israel Government International Bonds
Series 10Y, 3.25%, 01/17/28	318	306,373
Series 10Y, 2.75%, 07/03/30(a)	200	180,750
Series 10Y, 4.50%, 01/17/33	200	190,048
Series 10Y, 5.50%, 03/12/34(a)	400	404,250
Series 30Y, 4.50%, 01/30/43	415	343,931
Series 30Y, 4.13%, 01/17/48	322	242,144
Series 30Y, 5.75%, 03/12/54	200	185,375
State of Israel, Series 10Y, 2.50%, 01/15/30	490	442,532
		2,295,403
Italy — 0.0%
Republic of Italy Government International Bonds
Series 10Y, 2.88%, 10/17/29	200	187,532
Series 10Y, 4.00%, 10/17/49	417	303,790
Series 30Y, 5.38%, 06/15/33(a)	130	135,881
Series 30Y, 3.88%, 05/06/51(a)	200	137,030
		764,233
Japan — 0.1%
Japan Bank for International Cooperation
2.25%, 11/04/26	500	488,156
2.75%, 11/16/27	500	486,585
4.63%, 07/19/28	300	306,209
3.25%, 07/20/28(a)	690	677,009
2.13%, 02/16/29	200	187,652
2.00%, 10/17/29	200	184,395
4.38%, 01/24/31	200	202,667
1.88%, 04/15/31	514	455,195
Japan International Cooperation Agency
2.13%, 10/20/26	500	487,180
Security	Par (000)	Value
Japan (continued)
Japan International Cooperation Agency (continued)
2.75%, 04/27/27	$300	$ 292,945
4.00%, 05/23/28	300	299,960
4.75%, 05/21/29	200	204,920
		4,272,873
Mexico — 0.3%
Mexico Government International Bonds
4.15%, 03/28/27	500	498,000
4.50%, 04/22/29	300	296,456
3.25%, 04/16/30	500	461,000
6.00%, 05/13/30	200	207,550
2.66%, 05/24/31	200	172,950
4.75%, 04/27/32	211	200,872
5.85%, 07/02/32	200	202,300
4.88%, 05/19/33	200	189,016
3.50%, 02/12/34	450	379,800
6.75%, 09/27/34	213	226,100
6.35%, 02/09/35	200	204,500
6.00%, 05/07/36	500	493,250
6.88%, 05/13/37	400	417,000
6.63%, 01/29/38(b)	200	202,100
6.05%, 01/11/40	394	375,427
4.28%, 08/14/41	518	398,471
4.75%, 03/08/44	378	297,959
5.55%, 01/21/45	260	233,948
4.60%, 01/23/46	318	239,931
4.35%, 01/15/47(a)	200	144,600
4.60%, 02/10/48(a)	390	291,213
4.50%, 01/31/50(a)	273	199,631
5.00%, 04/27/51(a)	390	303,420
4.40%, 02/12/52	200	140,558
6.34%, 05/04/53	200	183,900
6.40%, 05/07/54	250	230,250
7.38%, 05/13/55	200	207,000
3.77%, 05/24/61	200	117,800
5.75%, 12/31/99	168	133,056
		7,648,058
Panama — 0.1%
Panama Government International Bonds
3.16%, 01/23/30	200	180,400
2.25%, 09/29/32	690	526,401
6.40%, 02/14/35	200	194,200
6.70%, 01/26/36	462	459,228
4.50%, 04/16/50	232	156,150
4.30%, 04/29/53	200	128,600
6.85%, 03/28/54(a)	200	183,175
4.50%, 04/01/56	392	254,677
3.87%, 07/23/60	397	226,290
4.50%, 01/19/63(a)	200	128,375
		2,437,496
Peru — 0.1%
Peruvian Government International Bonds
4.13%, 08/25/27(a)	520	518,440
2.84%, 06/20/30	129	118,100
2.78%, 01/23/31	341	306,107
1.86%, 12/01/32(a)	130	104,000
8.75%, 11/21/33	77	94,107
3.00%, 01/15/34	388	326,114

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Peru (continued)
Peruvian Government International Bonds (continued)
5.50%, 03/30/36	$100	$ 100,200
6.55%, 03/14/37	287	311,102
3.30%, 03/11/41	141	104,798
5.63%, 11/18/50	240	228,451
3.55%, 03/10/51	100	68,600
5.88%, 08/08/54	150	144,840
6.20%, 06/30/55	100	100,600
2.78%, 12/01/60	214	114,918
3.60%, 01/15/72	75	46,191
		2,686,568
Philippines — 0.1%
Philippines Government International Bonds
3.00%, 02/01/28	300	289,800
7.75%, 01/14/31	257	298,891
6.38%, 01/15/32	200	218,750
5.00%, 07/17/33	500	503,500
5.25%, 05/14/34	200	203,360
6.38%, 10/23/34	250	275,625
5.50%, 02/04/35	200	207,848
5.00%, 01/13/37(a)	522	518,868
3.95%, 01/20/40	250	215,625
3.70%, 03/01/41	200	162,150
3.70%, 02/02/42(a)	397	318,096
5.95%, 10/13/47	400	411,700
5.90%, 02/04/50	200	204,250
		3,828,463
Poland — 0.1%
Republic of Poland Government International Bonds
5.50%, 11/16/27(a)	300	309,270
4.88%, 02/12/30	200	203,362
5.75%, 11/16/32	300	315,918
4.88%, 10/04/33	300	297,708
5.13%, 09/18/34	279	279,558
5.38%, 02/12/35	400	407,600
5.50%, 04/04/53	200	186,050
5.50%, 03/18/54	376	347,800
		2,347,266
South Korea — 0.1%
Export-Import Bank of Korea
1.13%, 12/29/26(a)	200	191,270
5.00%, 01/11/28	300	306,270
4.50%, 09/15/32	200	198,772
5.13%, 01/11/33	500	514,990
5.13%, 09/18/33	500	516,090
Korea Development Bank
4.38%, 02/15/28	500	503,125
2.00%, 10/25/31(a)	500	439,695
5.63%, 10/23/33	500	533,310
Korea International Bonds(a)
4.13%, 06/10/44	250	215,485
3.88%, 09/20/48	200	162,912
		3,581,919
Supranational — 0.7%
African Development Bank
4.13%, 02/25/27	1,000	1,004,025
4.38%, 11/03/27	500	506,658
3.50%, 09/18/29	300	296,215
4.00%, 03/18/30	225	226,552
Security	Par (000)	Value
Supranational (continued)
Asian Development Bank
2.63%, 01/12/27(a)	$171	$ 167,855
3.13%, 08/20/27	500	493,522
2.50%, 11/02/27(a)	341	331,479
4.38%, 01/14/28	400	405,950
2.75%, 01/19/28	130	126,860
1.25%, 06/09/28	200	186,162
5.82%, 06/16/28	681	717,170
1.75%, 09/19/29	341	313,828
1.88%, 01/24/30(a)	500	459,214
4.13%, 05/30/30	240	242,975
1.50%, 03/04/31	500	438,662
4.38%, 03/22/35	250	252,105
Asian Infrastructure Investment Bank
4.00%, 01/18/28	500	502,995
4.50%, 01/16/30	70	71,830
Corp. Andina de Fomento
2.25%, 02/08/27(a)	300	291,259
5.00%, 01/22/30	250	257,667
Council of Europe Development Bank
4.13%, 01/24/29	500	504,797
4.50%, 01/15/30(a)	50	51,336
European Bank for Reconstruction & Development, 4.25%, 03/13/34	150	149,844
European Investment Bank
0.75%, 10/26/26	247	237,091
4.38%, 03/19/27	1,000	1,009,135
3.25%, 11/15/27	500	494,571
1.75%, 03/15/29(a)	300	279,248
4.75%, 06/15/29	500	517,673
1.63%, 10/09/29	130	118,990
3.75%, 11/15/29	300	299,385
4.50%, 03/14/30	55	56,595
0.88%, 05/17/30	500	434,622
4.38%, 10/10/31	400	408,647
4.25%, 08/16/32	170	172,280
4.13%, 02/13/34	400	397,487
4.63%, 02/12/35(a)	340	349,773
Inter-American Development Bank
2.38%, 07/07/27(a)	171	166,384
1.13%, 07/20/28(a)	511	472,348
3.13%, 09/18/28	300	294,148
2.25%, 06/18/29(a)	500	471,443
4.50%, 02/15/30	50	51,394
3.75%, 06/14/30	50	49,790
1.13%, 01/13/31	427	368,106
4.38%, 07/17/34	300	302,551
3.20%, 08/07/42	130	103,925
4.38%, 01/24/44(a)	75	69,545
International Bank for Reconstruction & Development
1.88%, 10/27/26	130	126,629
3.13%, 06/15/27	400	394,799
2.50%, 11/22/27(a)	341	331,279
0.75%, 11/24/27	500	465,820
1.38%, 04/20/28	500	468,646
1.13%, 09/13/28	1,350	1,242,968
3.63%, 09/21/29	300	297,839
3.88%, 10/16/29(a)	500	501,175
4.13%, 03/20/30	385	389,717
0.75%, 08/26/30	800	684,095
1.25%, 02/10/31	500	433,050
1.63%, 11/03/31(a)	750	650,140
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Supranational (continued)
International Bank for Reconstruction & Development (continued)
4.63%, 01/15/32(a)	$80	$ 82,732
2.50%, 03/29/32(a)	700	636,633
4.00%, 05/06/32	40	39,886
3.88%, 08/28/34	350	340,011
4.75%, 02/15/35	87	89,916
International Finance Corp.
0.75%, 10/08/26	341	327,808
0.75%, 08/27/30	341	291,566
Nordic Investment Bank, 4.38%, 03/14/28(a)	500	507,734
		23,426,534
Sweden — 0.0%
Svensk Exportkredit AB
2.25%, 03/22/27	500	485,921
4.13%, 06/14/28	500	503,846
4.88%, 10/04/30	200	208,097
		1,197,864
Uruguay — 0.1%
Oriental Republic of Uruguay, 5.25%, 09/10/60	150	135,900
Uruguay Government International Bonds
4.38%, 10/27/27(a)	171	171,427
4.38%, 01/23/31	427	426,573
5.75%, 10/28/34	150	158,400
7.63%, 03/21/36	300	357,600
5.44%, 02/14/37	25	25,613
5.10%, 06/18/50	384	354,048
4.98%, 04/20/55	300	265,800
		1,895,361
Total Foreign Agency Obligations — 2.3% (Cost: $76,320,344)		72,435,657
Municipal Bonds
Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District, RB, BAB, 4.84%, 01/01/41(a)	85	80,021
California — 0.1%
Bay Area Toll Authority, RB, BAB, Series S-1, 7.04%, 04/01/50(a)	75	85,900
Bay Area Toll Authority, Refunding RB, Series F-3, 3.13%, 04/01/55	95	61,866
California Health Facilities Financing Authority, RB, M/F Housing(a)
Sustainability Bonds, 4.19%, 06/01/37	65	60,307
Sustainability Bonds, 4.35%, 06/01/41	85	77,201
California State University, RB
Series B, 5.18%, 11/01/53	50	46,720
Series E, 2.90%, 11/01/51	75	51,928
California State University, Refunding RB, Series B, 2.98%, 11/01/51	180	119,241
City of Los Angeles Department of Airports Customer Facility Charge Revenue, Refunding ARB, Class A, Sustainability Bonds, (AG), 4.24%, 05/15/48(a)	60	51,056
City of San Francisco California Public Utilities Commission Water Revenue, RB, BAB, 6.95%, 11/01/50	75	84,986
Security	Par (000)	Value
California (continued)
East Bay Municipal Utility District Water System Revenue, RB, BAB, 5.87%, 06/01/40	$75	$ 79,023
Foothill-Eastern Transportation Corridor Agency, Refunding RB
Series A, 4.09%, 01/15/49	80	64,716
Series A, (AG), 3.92%, 01/15/53	65	48,494
Golden State Tobacco Securitization Corp., Refunding RB
Class B, (SAP), 2.75%, 06/01/34(a)	60	52,422
Class B, (SAP), 3.29%, 06/01/42	150	112,157
Class B, (SAP), 3.00%, 06/01/46	30	26,624
Series A-1, 3.71%, 06/01/41	80	61,415
Subordinate, 3.85%, 06/01/50	55	51,423
Los Angeles Community College District, GO, BAB, 6.75%, 08/01/49	100	111,638
Los Angeles County Public Works Financing Authority, Refunding RB, BAB, 7.62%, 08/01/40	75	88,115
Los Angeles Department of Water & Power, RB, BAB, 6.57%, 07/01/45	125	131,289
Regents of the University of California Medical Center Pooled Revenue, RB
Series N, 3.71%, 05/15/2120	100	61,456
Series Q, 4.13%, 05/15/32	70	67,620
Series Q, 4.56%, 05/15/53	85	71,377
Regents of the University of California Medical Center Pooled Revenue, RB, BAB, Series H, 6.55%, 05/15/48	65	69,385
San Diego County Regional Transportation Commission, RB, BAB, 5.91%, 04/01/48(a)	70	71,101
San Diego County Water Authority, RB, BAB, Series B, 6.14%, 05/01/49	85	88,704
San Joaquin Hills Transportation Corridor Agency, Refunding RB, Series B, (AG), 3.49%, 01/15/50	75	55,756
State of California, GO, BAB
7.30%, 10/01/39	460	531,933
7.35%, 11/01/39	280	325,344
7.60%, 11/01/40	325	391,598
State of California, Refunding GO
3.50%, 04/01/28	70	69,104
4.60%, 04/01/28(f)	65	66,078
2.50%, 10/01/29(a)	220	206,446
5.75%, 10/01/31(a)	250	267,051
5.10%, 09/01/35	50	50,912
5.20%, 03/01/43	55	53,166
University of California, RB
Series AD, 4.86%, 05/15/2112	75	62,935
Series AQ, 4.77%, 05/15/2115	72	58,863
Series BD, 3.35%, 07/01/29(a)	110	107,609
		4,142,959
Colorado — 0.0%
Regional Transportation District Sales Tax Revenue, RB, BAB, Series B, 5.84%, 11/01/50	75	76,323
Connecticut — 0.0%
State of Connecticut, GO, Series A, 5.85%, 03/15/32	110	117,821

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
District of Columbia — 0.0%
District of Columbia Water & Sewer Authority, RB, Series A, Senior Lien, Sustainability Bonds, 4.81%, 10/01/2114(a)	$70	$ 59,738
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, RB, BAB, 7.46%, 10/01/46	75	87,966
		147,704
Florida — 0.0%
County of Miami-Dade Florida Aviation Revenue, Refunding RB, Series C, 4.28%, 10/01/41	125	112,574
County of Miami-Dade Florida Transit System, Refunding RB, Series B, 2.60%, 07/01/42	60	45,135
State Board of Administration Finance Corp., RB
Series A, 2.15%, 07/01/30	165	148,315
Series A, 5.53%, 07/01/34	100	102,765
		408,789
Georgia — 0.0%
City of Atlanta Georgia Water & Wastewater Revenue, Refunding RB, 2.26%, 11/01/35	80	65,718
Municipal Electric Authority of Georgia, Refunding RB, BAB, 6.66%, 04/01/57	115	122,362
		188,080
Idaho — 0.0%
Idaho Energy Resources Authority, RB, 2.86%, 09/01/46(a)	85	58,152
Illinois — 0.1%
Chicago O’Hare International Airport, ARB(a)
Series C, Senior Lien, 4.47%, 01/01/49	65	56,096
Series C, Senior Lien, 4.57%, 01/01/54	65	56,265
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, RB, Series A, 6.90%, 12/01/40	89	98,722
Illinois State Toll Highway Authority, RB, BAB, Series A, 6.18%, 01/01/34	87	93,195
Metropolitan Water Reclamation District of Greater Chicago, GOL, BAB, 5.72%, 12/01/38	70	72,358
Sales Tax Securitization Corp., Refunding RB, Series B, 2nd Lien, 3.24%, 01/01/42	230	185,172
State of Illinois, GO, 5.10%, 06/01/33(a)	694	695,279
State of Illinois, GO, BAB, 7.35%, 07/01/35(a)	63	68,279
		1,325,366
Indiana — 0.0%
Indiana Finance Authority, Refunding RB, Sustainability Bonds, 3.05%, 01/01/51	75	53,439
Kansas — 0.0%
Kansas Development Finance Authority, RB, Series K, (BAM), 2.77%, 05/01/51	55	37,216
Louisiana — 0.0%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB
Class A-1, 3.62%, 02/01/29	62	61,081
Series A-3, 5.20%, 12/01/39	125	126,552
Series A-4, 4.48%, 08/01/39	110	104,898
		292,531
Massachusetts — 0.0%
Commonwealth of Massachusetts, GOL, Series H, 2.90%, 09/01/49	80	53,744
Security	Par (000)	Value
Massachusetts (continued)
Commonwealth of Massachusetts, GOL, BAB, 5.46%, 12/01/39	$180	$ 182,895
Massachusetts School Building Authority, RB, BAB, 5.72%, 08/15/39	115	118,266
Massachusetts School Building Authority, Refunding RB, Series B, Sustainability Bonds, 1.75%, 08/15/30	75	67,884
		422,789
Michigan — 0.0%
Michigan Finance Authority, Refunding RB
3.08%, 12/01/34	60	53,536
3.38%, 12/01/40	70	57,496
Michigan State University, RB, Series A, 4.17%, 08/15/2122	82	59,583
Michigan Strategic Fund, RB, 3.23%, 09/01/47(a)	85	63,016
University of Michigan, RB
Series A, 3.50%, 04/01/52	60	43,371
Series A, 4.45%, 04/01/2122	74	58,444
Series B, Sustainability Bonds, 3.50%, 04/01/52	95	69,539
		404,985
Minnesota — 0.0%
University of Minnesota, RB, 4.05%, 04/01/52	64	50,863
Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri, RB, Series A, 3.65%, 08/15/57	90	64,798
Nevada — 0.0%
County of Clark Department of Aviation, ARB, BAB, Series C, 6.82%, 07/01/45	95	106,095
New Jersey — 0.0%
New Jersey Economic Development Authority, RB, Series A, (NPFGC), 7.43%, 02/15/29	249	262,906
New Jersey Transportation Trust Fund Authority, RB, BAB, Series B, 6.56%, 12/15/40	75	82,562
New Jersey Turnpike Authority, RB, BAB, Series F, 7.41%, 01/01/40	155	185,045
Rutgers The State University of New Jersey, RB, Series P, 3.92%, 05/01/2119	74	49,177
Rutgers The State University of New Jersey, Refunding RB, Series R, 3.27%, 05/01/43	80	63,101
		642,791
New York — 0.1%
City of New York, GO
Series C-2, 4.61%, 09/01/37(a)	100	97,401
Series B-1, Sustainability Bonds, 5.83%, 10/01/53	250	257,501
Series D-1, Sustainability Bonds, 5.11%, 10/01/54(a)	60	56,040
City of New York, GO, BAB
Series A-2, 5.21%, 10/01/31	90	91,024
Series F-1, 6.27%, 12/01/37	85	91,520
Metropolitan Transportation Authority Dedicated Tax Fund, RB, BAB, 7.34%, 11/15/39	90	106,303
Metropolitan Transportation Authority, RB, BAB
6.67%, 11/15/39	100	107,618
6.81%, 11/15/40	50	54,323
New York City Municipal Water Finance Authority, Refunding RB, BAB
5.72%, 06/15/42	85	85,531
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York (continued)
New York City Municipal Water Finance Authority, Refunding RB, BAB (continued)
6.01%, 06/15/42	$110	$ 114,043
5.44%, 06/15/43(a)	75	73,514
New York State Dormitory Authority, RB
Series B, 5.23%, 07/01/35	100	102,109
Series B, 5.83%, 07/01/55	50	52,133
Port Authority of New York & New Jersey, ARB
Series 192, 4.81%, 10/15/65	80	71,522
Series 225, 3.18%, 07/15/60(a)	70	44,299
Port Authority of New York & New Jersey, RB
Series 159, 6.04%, 12/01/29	75	80,182
Series 168, 4.93%, 10/01/51	220	202,824
Series 182, 5.31%, 08/01/46	75	71,966
Port Authority of New York & New Jersey, Refunding ARB, Series 239, 5.07%, 07/15/53	50	47,102
Port Authority of New York & New Jersey, Refunding RB, Series 174, 4.46%, 10/01/62	300	249,833
		2,056,788
North Carolina — 0.0%
Charlotte-Mecklenburg Hospital Authority, RB, Series S, 3.20%, 01/15/51(a)	75	50,636
Ohio — 0.0%
American Municipal Power, Inc., RB, Series B, 8.08%, 02/15/50(a)	100	126,998
JobsOhio Beverage System, Refunding RB, Series A, 2.83%, 01/01/38	100	82,831
Ohio State University, RB, BAB, Series C, 4.91%, 06/01/40	145	141,374
Ohio Turnpike & Infrastructure Commission, Refunding RB, Series A, Junior Lien, 3.22%, 02/15/48	95	68,515
		419,718
Oregon — 0.0%
Oregon School Boards Association, GOL, Series B, (NPFGC), 5.55%, 06/30/28	61	61,467
Oregon State University, RB, (BAM), 3.42%, 03/01/60	62	40,910
State of Oregon, GO, 5.89%, 06/01/27	77	79,046
		181,423
Pennsylvania — 0.0%
Commonwealth Financing Authority, RB, Series A, 2.99%, 06/01/42(a)	225	168,171
Pennsylvania Economic Development Financing Authority, RB, 5.69%, 06/01/54	50	49,712
Pennsylvania State University, Refunding RB, Series D, 2.79%, 09/01/43	100	75,240
University of Pittsburgh-of the Commonwealth System of Higher Education, RB, 3.56%, 09/15/2119(a)	62	39,220
		332,343
South Carolina — 0.0%
South Carolina Public Service Authority, RB, BAB, Series C, 6.45%, 01/01/50	74	77,692
Tennessee — 0.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Series B, 4.05%, 07/01/26	62	61,750
Security	Par (000)	Value
Texas — 0.1%
City of San Antonio Texas Electric & Gas Systems Revenue, RB, 4.43%, 02/01/42	$65	$ 61,178
City of San Antonio Texas Electric & Gas Systems Revenue, RB, BAB, Junior Lien, 5.81%, 02/01/41	95	95,743
Dallas Area Rapid Transit, Refunding RB, Series A, Senior Lien, 2.61%, 12/01/48	70	45,859
Dallas Fort Worth International Airport, Refunding RB
2.84%, 11/01/46	65	46,811
Series A, 2.99%, 11/01/38(a)	75	63,532
Series C, 2.92%, 11/01/50(a)	160	109,452
Grand Parkway Transportation Corp., Refunding RB, Subordinate, 3.24%, 10/01/52	200	132,965
North Texas Tollway Authority, RB, BAB, Series B, 6.72%, 01/01/49	96	106,475
State of Texas, GO, BAB, 5.52%, 04/01/39	110	113,198
Texas Department of Transportation State Highway Fund, RB, Series B, 5.18%, 04/01/30	110	112,000
Texas Natural Gas Securitization Finance Corp., RB(a)
Series 2023-1, Class A1, 5.10%, 04/01/35	154	157,819
Series 2023-1, Class A2, 5.17%, 04/01/41	170	171,620
Texas Private Activity Bond Surface Transportation Corp., RB, Series B, 3.92%, 12/31/49	80	62,175
Texas Transportation Commission, Refunding GO, 2.47%, 10/01/44	185	128,424
		1,407,251
Virginia — 0.0%
University of Virginia, RB, Series C, 4.18%, 09/01/2117	60	44,802
University of Virginia, Refunding RB
2.26%, 09/01/50	120	67,960
Series U, 2.58%, 11/01/51	85	51,395
		164,157
Wisconsin — 0.0%
State of Wisconsin, Refunding RB, Series A, 3.95%, 05/01/36	110	102,945
Total Municipal Bonds — 0.4% (Cost: $15,886,428)		13,475,425
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 0.8%
Bank
Series 2018-BN12, Class AS, 4.47%, 05/15/61(c)	239	235,198
Series 2019-BN18, Class A4, 3.58%, 05/15/62	341	323,461
Series 2019-BN21, Class A5, 2.85%, 10/17/52	936	863,152
Series 2020-BN25, Class C, 3.46%, 01/15/63(c)	200	174,403
Series 2020-BN27, Class A5, 2.14%, 04/15/63	925	809,736
Series 2024-5YR11, Class A3, 5.89%, 11/15/57	500	523,796
Series 2024-5YR7, Class A3, 5.77%, 06/15/57	950	987,338
BBCMS Mortgage Trust
Series 2017-C1, Class A4, 3.67%, 02/15/50	392	384,088
Series 2021-C12, Class A5, 2.69%, 11/15/54	400	352,723
Series 2022-C17, Class A5, 4.44%, 09/15/55	500	485,005
Series 2022-C18, Class AS, 6.35%, 12/15/55(c)	250	265,082
Series 2023-C21, Class A5, 6.00%, 09/15/56(c)	940	1,001,210
BBCMS Trust, Series 2021-C10, Class A5, 2.49%, 07/15/54	1,577	1,410,577
Benchmark Mortgage Trust
2.14%, 09/15/54	500	434,466
Series 2018-B5, Class A4, 4.21%, 07/15/51	511	504,043
Series 2019-B10, Class A4, 3.72%, 03/15/62	546	528,063

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Benchmark Mortgage Trust (continued)
Series 2019-B11, Class A4, 3.28%, 05/15/52	$681	$ 651,708
Series 2019-B9, Class A5, 4.02%, 03/15/52	511	497,407
Series 2020-B19, Class B, 2.35%, 09/15/53	193	150,033
Series 2020-B21, Class A4, 1.70%, 12/17/53	612	532,191
Series 2020-B21, Class A5, 1.98%, 12/17/53	410	355,297
Series 2021-B29, Class A5, 2.39%, 09/15/54	567	495,590
Series 2024-V5, Class B, 6.06%, 01/10/57(c)	200	203,922
Series 2025-V14, Class AM, 6.09%, 04/15/57(c)	250	261,530
BMO Mortgage Trust
Series 2024-5C6, Class C, 5.88%, 09/15/57(c)	125	124,758
Series 2024-5C8, Class A3, 5.63%, 12/15/57(c)	100	103,770
Series 2024-5C8, Class C, 5.74%, 12/15/57(c)	200	200,837
Series 2024-C9, Class C, 6.60%, 07/15/57(c)	200	200,592
Series 2025-C11, Class A5, 5.69%, 02/15/58	500	522,938
Citigroup Commercial Mortgage Trust
Series 2017-P7, Class A4, 3.71%, 04/14/50	384	375,594
Series 2019-C7, Class C, 4.05%, 12/15/72(c)	200	180,765
CSAIL Commercial Mortgage Trust
Series 2016-C7, Class A5, 3.50%, 11/15/49	816	803,407
Series 2018-CX11, Class A5, 4.03%, 04/15/51(c)	681	669,255
Series 2018-CX11, Class B, 4.45%, 04/15/51(c)	250	242,810
Series 2020-C19, Class A3, 2.56%, 03/15/53	500	449,715
DBJPM Mortgage Trust, Series 2016-C3, Class A5, 2.89%, 08/10/49	1,275	1,249,156
GS Mortgage Securities Trust, Series 2018-GS10, Class A5, 4.16%, 07/10/51(c)	511	499,715
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP7, Class A5, 3.45%, 09/15/50	597	580,715
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.41%, 10/15/50	1,021	990,454
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C28, Class A4, 3.54%, 01/15/49	1,151	1,141,140
Morgan Stanley Capital I Trust
Series 2018-H3, Class A4, 3.91%, 07/15/51	456	447,238
Series 2019-H6, Class A4, 3.42%, 06/15/52	102	98,064
Series 2019-L3, Class AS, 3.49%, 11/15/52	132	123,346
Series 2020-L4, Class AS, 2.88%, 02/15/53	500	451,208
Wells Fargo Commercial Mortgage Trust
Series 2018-C43, Class AS, 4.15%, 03/15/51(c)	100	97,605
Series 2019-C49, Class A5, 4.02%, 03/15/52	655	642,225
Series 2020-C56, Class A5, 2.45%, 06/15/53	530	480,827
Series 2020-C58, Class A4, 2.09%, 07/15/53	481	420,209
Total Non-Agency Mortgage-Backed Securities — 0.8% (Cost: $24,734,589)		23,526,362
Preferred Securities
Capital Trusts — 0.0%
Capital Markets — 0.0%
Apollo Global Management, Inc., 6.00%, 12/15/54(a)(c)	30	29,254
Electric Utilities(c) — 0.0%
American Electric Power Co., Inc.
6.95%, 12/15/54(a)	50	52,132
3.88%, 02/15/62	71	68,122
CenterPoint Energy, Inc.
6.70%, 05/15/55	30	30,276
Series B, 6.85%, 02/15/55(a)	75	77,592
CMS Energy Corp., 6.50%, 06/01/55	40	40,096
Security	Par (000)	Value
Electric Utilities (continued)
Dominion Energy, Inc.
6.63%, 05/15/55	$50	$ 50,744
Series B, 7.00%, 06/01/54(a)	100	107,293
Duke Energy Corp., 6.45%, 09/01/54	100	102,781
Sempra, 6.88%, 10/01/54	120	121,013
Southern Co., Series 2025, 6.38%, 03/15/55	50	51,448
		701,497
Financial Services — 0.0%
Goldman Sachs Capital I, 6.35%, 02/15/34	87	90,357
Insurance — 0.0%
Corebridge Financial, Inc., 6.38%, 09/15/54(c)	75	74,751
MetLife, Inc., 6.40%, 12/15/66	104	108,906
Prudential Financial, Inc., 6.50%, 03/15/54(a)(c)	100	102,725
		286,382
		1,107,490
Total Preferred Securities — 0.0% (Cost: $1,117,623)		1,107,490
U.S. Government Sponsored Agency Securities
Agency Obligations — 0.3%
Fannie Mae
6.25%, 05/15/29	909	989,995
7.13%, 01/15/30	1,698	1,931,095
7.25%, 05/15/30	3,487	4,015,905
0.88%, 08/05/30(a)	1,191	1,028,993
6.63%, 11/15/30	53	59,965
Federal Home Loan Banks, 5.50%, 07/15/36	370	403,281
Federal Home Loan Mortgage Corp.
0.38%, 07/21/25	82	81,821
6.75%, 03/15/31	477	545,764
6.25%, 07/15/32	562	637,198
Tennessee Valley Authority
1.50%, 09/15/31(a)	70	60,127
5.88%, 04/01/36	359	396,902
3.50%, 12/15/42	74	60,144
5.25%, 02/01/55	50	48,771
		10,259,961
Commercial Mortgage-Backed Securities — 0.7%
Fannie Mae-Aces
Series 2017-M15, Class A2, 3.06%, 09/25/27(c)	547	534,267
Series 2018-M12, Class A2, 3.75%, 08/25/30(c)	511	497,817
Series 2019-M22, Class A2, 2.52%, 08/25/29	747	702,142
Series 2019-M9, Class A2, 2.94%, 06/25/29	650	626,322
Series 2020-M46, Class A2, 1.32%, 05/25/30	913	809,268
Series 2021-M13, Class A2, 1.65%, 04/25/31(c)	724	621,962
Series 2021-M17, Class A2, 1.71%, 07/25/31(c)	511	442,400
Series 2021-M2S, Class A2, 1.87%, 10/25/31(c)	1,470	1,273,930
Freddie Mac Multifamily Structured Pass Through Certificates
Series K063, Class A2, 3.43%, 01/25/27(c)	850	839,898
Series K066, Class A2, 3.12%, 06/25/27	597	586,432
Series K076, Class A2, 3.90%, 04/25/28	341	339,501
Series K088, Class A2, 3.69%, 01/25/29	87	85,922
Series K100, Class A2, 2.67%, 09/25/29	1,698	1,604,821
Series K101, Class A2, 2.52%, 10/25/29	960	901,088
Series K110, Class A2, 1.48%, 04/25/30	450	399,671
Series K111, Class A2, 1.35%, 05/25/30	171	150,391
Series K123, Class A2, 1.62%, 12/25/30	1,698	1,487,780
Series K126, Class A2, 2.07%, 01/25/31	1,856	1,662,480
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Freddie Mac Multifamily Structured Pass Through Certificates (continued)
Series K-1521, Class A2, 2.18%, 08/25/36	$813	$ 636,259
Series K-154, Class A2, 4.35%, 01/25/33(c)	1,000	994,066
Series K-156, Class A2, 4.43%, 02/25/33(c)	1,500	1,498,743
Series K739, Class A2, 1.34%, 09/25/27	495	468,982
Series K-752, Class A2, 4.28%, 07/25/30	5,000	5,022,352
Series K755, Class A2, 5.20%, 02/25/31	1,110	1,159,598
		23,346,092
Mortgage-Backed Securities — 24.4%
Fannie Mae Mortgage-Backed Securities
3.00%, 02/01/47	157	140,630
4.00%, 02/01/47 - 02/01/57	565	532,973
3.50%, 11/01/51	883	815,607
(12-mo. RFUCCT US + 1.53%), 6.36%, 05/01/43(c)	6	5,719
(12-mo. RFUCCT US + 1.54%), 6.25%, 06/01/43(c)	8	7,960
(12-mo. RFUCCT US + 1.70%), 6.32%, 08/01/42(c)	2	1,765
(12-mo. RFUCCT US + 1.75%), 7.18%, 08/01/41(c)	1	563
(12-mo. RFUCCT US + 1.83%), 6.75%, 11/01/40(c)	1	721
Freddie Mac Mortgage-Backed Securities
3.00%, 03/01/27 - 10/01/47	6,002	5,410,865
2.50%, 07/01/28 - 01/01/33	1,154	1,110,938
3.50%, 03/01/32 - 06/01/49	5,925	5,504,711
5.00%, 04/01/33 - 04/01/49	236	236,899
4.00%, 05/01/33 - 01/01/49	2,040	1,940,696
5.50%, 06/01/35 - 01/01/39	8	8,009
4.50%, 06/01/38 - 01/01/49	870	852,486
(12-mo. RFUCCT US + 1.67%), 7.12%, 08/01/41(c)	1	925
(12-mo. RFUCCT US + 1.85%), 6.94%, 09/01/40(c)	1	1,183
Ginnie Mae Mortgage-Backed Securities
5.50%, 12/15/32 - 12/20/54(g)	18,888	18,974,190
6.00%, 03/15/35 - 01/20/55(g)	11,136	11,322,489
6.50%, 09/15/36 - 03/20/55(g)	7,309	7,514,906
4.50%, 07/15/39 - 11/20/54(g)	15,056	14,502,918
5.00%, 11/15/39 - 11/20/54(g)	18,647	18,366,157
4.00%, 03/15/41 - 07/15/54(g)	13,189	12,361,673
3.50%, 09/20/42 - 08/15/54(g)	20,516	18,874,846
3.00%, 01/20/43 - 07/15/54(g)	24,895	22,143,134
2.50%, 05/20/45 - 07/15/54(g)	33,688	28,600,040
2.00%, 07/20/50 - 07/15/54(g)	35,881	29,231,240
1.50%, 10/20/51	144	112,118
Uniform Mortgage-Backed Securities
4.00%, 10/01/25 - 07/15/54(g)	36,787	34,764,469
3.50%, 02/01/26 - 07/15/54(g)	39,411	36,216,654
3.00%, 01/01/27 - 07/15/54(g)	61,737	54,803,962
2.50%, 09/01/28 - 07/14/55(g)	121,114	102,816,006
7.00%, 02/01/32	1	1,397
6.50%, 07/01/32 - 04/01/55(g)	22,136	23,040,144
5.00%, 11/01/33 - 01/01/55(g)	32,720	32,205,346
6.00%, 03/01/34 - 05/01/55(g)	46,888	47,833,590
2.00%, 12/01/35 - 07/15/54(g)	180,946	148,415,134
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities (continued)
1.50%, 03/01/36 - 11/01/51(g)	$25,320	$ 20,653,002
5.50%, 04/01/36 - 03/01/55(g)	48,795	49,009,245
4.50%, 07/15/39 - 07/15/54(g)	24,892	23,983,393
		772,318,703
Total U.S. Government Sponsored Agency Securities — 25.4% (Cost: $875,847,080)		805,924,756
U.S. Treasury Obligations
U.S. Treasury Bonds
6.75%, 08/15/26	1,275	1,315,342
6.63%, 02/15/27	597	625,451
5.25%, 11/15/28 - 02/15/29	2,379	2,498,138
6.13%, 08/15/29	1,275	1,389,700
5.38%, 02/15/31	1,021	1,098,213
4.50%, 02/15/36 - 11/15/54	15,929	15,441,462
4.75%, 02/15/37 - 05/15/55	19,598	19,573,368
5.00%, 05/15/37 - 05/15/45(a)	3,625	3,791,591
4.38%, 02/15/38 - 08/15/43	7,040	6,809,595
3.50%, 02/15/39	1,139	1,028,437
4.25%, 05/15/39 - 08/15/54	20,757	19,124,406
4.63%, 02/15/40 - 02/15/55	23,253	22,742,484
1.13%, 05/15/40 - 08/15/40	12,745	7,877,671
3.88%, 08/15/40 - 05/15/43	9,857	8,829,695
1.38%, 11/15/40 - 08/15/50	12,321	7,067,872
1.88%, 02/15/41 - 11/15/51	23,742	14,544,398
2.25%, 05/15/41 - 02/15/52	19,945	13,092,302
1.75%, 08/15/41	5,091	3,379,947
2.00%, 11/15/41 - 08/15/51	21,536	13,088,714
2.38%, 02/15/42 - 05/15/51	19,140	12,935,337
3.00%, 05/15/42 - 08/15/52	33,477	24,949,565
3.25%, 05/15/42	4,100	3,391,309
2.75%, 08/15/42 - 11/15/47	7,295	5,278,159
3.38%, 08/15/42 - 11/15/48	9,439	7,676,427
4.00%, 11/15/42 - 11/15/52	9,600	8,539,266
3.13%, 02/15/43 - 05/15/48	7,721	6,012,533
2.88%, 05/15/43 - 05/15/52	20,469	14,935,145
3.63%, 08/15/43 - 05/15/53	16,144	13,304,003
3.75%, 11/15/43	4,262	3,723,923
4.13%, 08/15/44 - 08/15/53	13,347	12,058,234
2.50%, 02/15/45 - 05/15/46	10,548	7,352,406
1.25%, 05/15/50	3,072	1,475,520
1.63%, 11/15/50	8,561	4,510,242
U.S. Treasury Notes
1.88%, 06/30/26 - 02/15/32(a)	25,836	23,983,151
4.50%, 07/15/26 - 11/15/33(a)	43,062	43,866,133
0.63%, 07/31/26 - 08/15/30	41,537	37,473,207
1.50%, 08/15/26 - 02/15/30	22,697	21,395,578
4.38%, 08/15/26 - 05/15/34	52,326	53,197,208
0.75%, 08/31/26 - 01/31/28	18,331	17,199,014
1.38%, 08/31/26 - 11/15/31	39,850	35,358,644
4.63%, 09/15/26 - 02/15/35	73,988	75,645,550
0.88%, 09/30/26 - 11/15/30	10,351	9,237,012
1.63%, 09/30/26 - 05/15/31	23,012	21,521,292
1.13%, 10/31/26 - 02/15/31	29,554	27,011,704
2.00%, 11/15/26	2,546	2,482,449
1.25%, 11/30/26 - 08/15/31	58,647	53,640,443

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Treasury Obligations (continued)
U.S. Treasury Notes (continued)
4.25%, 11/30/26 - 05/15/35	$108,880	$ 110,104,254
1.75%, 12/31/26 - 01/31/29	13,000	12,216,094
4.00%, 01/15/27 - 02/15/34	111,439	112,019,608
4.13%, 01/31/27 - 11/15/32	100,488	101,443,988
2.50%, 03/31/27	4,267	4,175,826
3.88%, 03/31/27 - 08/15/34	95,675	95,419,879
0.50%, 04/30/27 - 10/31/27	18,628	17,453,729
2.75%, 04/30/27 - 08/15/32	24,242	23,119,700
3.75%, 04/30/27 - 08/31/31	37,070	36,993,752
2.38%, 05/15/27 - 05/15/29	14,389	13,809,650
3.25%, 06/30/27 - 06/30/29	9,500	9,373,007
0.38%, 07/31/27 - 09/30/27	10,858	10,101,228
2.25%, 08/15/27 - 11/15/27	10,350	10,024,684
3.13%, 08/31/27 - 08/31/29	30,248	29,706,511
3.38%, 09/15/27 - 05/15/33	16,450	15,937,826
3.50%, 01/31/28 - 02/15/33	29,240	28,677,783
3.63%, 03/31/28 - 03/31/30	15,000	14,940,469
2.88%, 05/15/28 - 05/15/32	28,110	26,938,602
1.00%, 07/31/28	6,786	6,256,109
4.88%, 10/31/28 - 10/31/30	13,250	13,774,434
2.63%, 02/15/29 - 07/31/29	14,249	13,678,070
Total U.S. Treasury Obligations — 44.8% (Cost: $1,497,132,463)		1,417,637,443
Total Long-Term Investments — 98.3% (Cost: $3,326,021,669)		3,115,213,477
Short-Term Securities
Foreign Agency Obligations — 0.0%
Peruvian Government International Bonds, 3.23%, 07/28/2121	87	46,719

	Shares
Money Market Funds — 7.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.47%(h)(i)(j)	244,505,025	244,602,827
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(h)(i)	100,000	100,000
		244,702,827
Total Short-Term Securities — 7.7% (Cost: $244,684,589)		244,749,546
Total Investments Before TBA Sale Commitments — 106.0% (Cost: $3,570,706,258)		3,359,963,023

Security	Par (000)	Value
TBA Sale Commitments(g)
Mortgage-Backed Securities — (0.2)%
Ginnie Mae Mortgage-Backed Securities
2.00%, 07/15/54	$(2,050)	$ (1,669,110)
3.50%, 07/15/54	(1,000)	(909,034)
5.00%, 07/15/54	(675)	(662,949)
6.50%, 07/15/54	(271)	(278,046)
Uniform Mortgage-Backed Securities
5.50%, 07/15/54	(975)	(974,777)
6.00%, 07/15/54	(2,500)	(2,540,307)
Total TBA Sale Commitments — (0.2)% (Proceeds: $(7,018,703))		(7,034,223)
Total Investments, Net of TBA Sale Commitments — 105.8% (Cost: $3,563,687,555)		3,352,928,800
Liabilities in Excess of Other Assets — (5.8)%		(184,468,409)
Net Assets — 100.0%		$ 3,168,460,391

(a)	All or a portion of this security is on loan.
(b)	When-issued security.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(g)	Represents or includes a TBA transaction.
(h)	Affiliate of the Master Portfolio.
(i)	Annualized 7-day yield as of period end.
(j)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Master Portfolio for compliance purposes.
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
U.S. Total Bond Index Master Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Master Portfolio during the six months ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares Held at 06/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 274,215,392	$ —	$ (29,590,676)	$ (2,242)	$ (19,647)	$ 244,602,827	244,505,025	$ 2,834,950 (a)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	—	—	—	—	100,000	100,000	2,119	—
				$ (2,242)	$ (19,647)	$ 244,702,827		$ 2,837,069	$ —

(a)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 10,312,359	$ —	$ 10,312,359
Corporate Bonds	—	770,793,985	—	770,793,985
Foreign Agency Obligations	—	72,435,657	—	72,435,657
Municipal Bonds	—	13,475,425	—	13,475,425
Non-Agency Mortgage-Backed Securities	—	23,526,362	—	23,526,362
Preferred Securities
Capital Trusts	—	1,107,490	—	1,107,490
U.S. Government Sponsored Agency Securities	—	805,924,756	—	805,924,756
U.S. Treasury Obligations	—	1,417,637,443	—	1,417,637,443
Short-Term Securities
Foreign Agency Obligations	—	46,719	—	46,719
Money Market Funds	244,702,827	—	—	244,702,827
Liabilities
Investments
TBA Sale Commitments	—	(7,034,223)	—	(7,034,223)
	$244,702,827	$3,108,225,973	$—	$3,352,928,800
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Statement of Assets and Liabilities (unaudited)
June 30, 2025

U.S. Total Bond Index Master Portfolio
ASSETS
Investments, at value — unaffiliated(a)(b)	$ 3,115,260,196
Investments, at value — affiliated(c)	244,702,827
Receivables:
Investments sold	23,075,990
Securities lending income — affiliated	24,016
TBA sale commitments	7,018,703
Contributions from investors	19,347,018
Dividends — unaffiliated	438,225
Dividends — affiliated	1,196
Interest — unaffiliated	23,731,841
Principal paydowns	8
Prepaid expenses	4,230
Total assets	3,433,604,250
LIABILITIES
Bank overdraft	228,885
Cash received as collateral for TBA commitments	984,213
Collateral on securities loaned	116,183,105
TBA sale commitments, at value(d)	7,034,223
Payables:
Investments purchased	140,548,246
Investment advisory fees	95,262
Trustees’ fees	7,661
Professional fees	62,264
Total liabilities	265,143,859
Commitments and contingent liabilities
NET ASSETS	$ 3,168,460,391
NET ASSETS CONSIST OF
Investors’ capital	$ 3,379,219,146
Net unrealized appreciation (depreciation)	(210,758,755)
NET ASSETS	$ 3,168,460,391
(a) Investments, at cost—unaffiliated	$3,326,107,759
(b) Securities loaned, at value	$101,296,520
(c) Investments, at cost—affiliated	$244,598,499
(d) Proceeds from TBA sale commitments	$7,018,703
See notes to financial statements.
Master Portfolio Statement of Assets and Liabilities

Statement of Operations (unaudited)
Six Months Ended June 30, 2025

U.S. Total Bond Index Master Portfolio
INVESTMENT INCOME
Dividends — affiliated	$2,602,833
Interest — unaffiliated	56,590,288
Securities lending income — affiliated — net	234,236
Total investment income	59,427,357
EXPENSES
Investment advisory	608,810
Trustees	13,927
Professional	12,558
Total expenses	635,295
Less:
Fees waived and/or reimbursed by the Manager	(67,017)
Total expenses after fees waived and/or reimbursed	568,278
Net investment income	58,859,079
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss from:
Investments — unaffiliated	(8,242,425)
Investments — affiliated	(2,242)
(8,244,667)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	70,457,503
Investments — affiliated	(19,647)
70,437,856
Net realized and unrealized gain	62,193,189
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$121,052,268
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	U.S. Total Bond Index Master Portfolio
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$58,859,079	$104,106,589
Net realized loss	(8,244,667)	(11,990,706)
Net change in unrealized appreciation (depreciation)	70,437,856	(53,200,032)
Net increase in net assets resulting from operations	121,052,268	38,915,851
CAPITAL TRANSACTIONS
Proceeds from contributions	541,435,667	1,196,238,084
Value of withdrawals	(522,350,847)	(829,462,414)
Net increase in net assets derived from capital transactions	19,084,820	366,775,670
NET ASSETS
Total increase in net assets	140,137,088	405,691,521
Beginning of period	3,028,323,303	2,622,631,782
End of period	$3,168,460,391	$3,028,323,303
See notes to financial statements.
Master Portfolio Statements of Changes in Net Assets

Financial Highlights
(unaudited)

U.S. Total Bond Index Master Portfolio
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Total Return
Total return	4.08%(a)	1.41%	5.60%	(13.02)%	(1.79)%	7.65%
Ratios to Average Net Assets(b)
Total expenses	0.04%(c)	0.04%	0.04%	0.04%	0.04%	0.04%
Total expenses after fees waived and/or reimbursed	0.04%(c)	0.04%	0.04%	0.04%	0.03%	0.03%
Net investment income	3.87%(c)	3.67%	3.23%	2.02%	1.81%	2.31%
Supplemental Data
Net assets, end of period (000)	$3,168,460	$3,028,323	$2,622,632	$2,227,328	$17,489,502	$14,789,131
Portfolio turnover rate(d)(e)	47%	105%	78%	161%(f)	175%	186%

(a)	Not annualized.
(b)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(c)	Annualized.
(d)	Portfolio turnover rates include TBA transactions, if any.
(e)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Portfolio turnover rate (excluding MDRs)	28%	58%	44%	93%(f)	89%	101%

(f)	Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited)

1.
ORGANIZATION
Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. MIP is organized as a Delaware statutory trust. U.S. Total Bond Index Master Portfolio (the “Master Portfolio”) is a series of MIP. The Master Portfolio is classified as diversified.
The Master Portfolio, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.  Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Cash: The Master Portfolio may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Master Portfolio may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Master Portfolio is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Master Portfolio may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.
Other:  Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Master Portfolio’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Master Portfolio. The CODM has concluded that the Master Portfolio operates as a single operating segment since the Master Portfolio has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Master Portfolio’s financial statements.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Master Portfolio is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Master Portfolio (the “Board”) has approved the designation of the Master Portfolio’s Manager  as the valuation designee for the Master Portfolio.  The Master Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Master Portfolio’s assets and liabilities:
•Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an
Master Portfolio Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that the Master Portfolio has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Forward Commitments, When-Issued and Delayed Delivery Securities: The Master Portfolio may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Master Portfolio may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Master Portfolio may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Master Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Master Portfolio’s maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions. These types of securities may be considered unfunded and may obligate the Master Portfolio to make future cash payments. An unfunded commitment is marked-to-market and any unrealized appreciation (depreciation) is separately presented in the Statement of Assets and Liabilities and Statement of Operations.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedule of Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions: The Master Portfolio may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Securities Lending: The Master Portfolio may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio, or excess collateral returned by the Master Portfolio, on the next business day. During the term of the loan, the Master Portfolio is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Master Portfolio, except in the event of borrower default. The securities on loan, if any, are disclosed in the Master Portfolio’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Master Portfolio under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Master Portfolio, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are
Master Portfolio Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the Master Portfolio’s securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Barclays Bank PLC	$ 9,548,417	$ (9,548,417)	$ —	$ —
Barclays Capital, Inc.	928,334	(928,334)	—	—
BMO Capital Markets Corp.	720,398	(720,398)	—	—
BNP Paribas SA	12,664,009	(12,664,009)	—	—
BofA Securities, Inc.	4,969,254	(4,969,254)	—	—
Citadel Clearing LLC	258,862	(258,862)	—	—
Citigroup Global Markets, Inc.	2,063,590	(2,063,590)	—	—
Credit Agricole Corporate & Investment Bank SA	6,198,404	(6,198,404)	—	—
Deutsche Bank Securities, Inc.	3,532,889	(3,532,889)	—	—
Goldman Sachs & Co. LLC	13,387,257	(13,387,257)	—	—
HSBC Securities (USA), Inc.	2,095,735	(2,095,735)	—	—
J.P. Morgan Securities LLC	14,919,176	(14,919,176)	—	—
Jefferies LLC	75,702	(75,702)	—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	718,908	(718,908)	—	—
Morgan Stanley	3,994,252	(3,994,252)	—	—
Nomura Securities International, Inc.	1,295,052	(1,295,052)	—	—
Pershing LLC	2,829,190	(2,829,190)	—	—
RBC Capital Markets LLC	12,250,206	(12,250,206)	—	—
Scotia Capital (USA), Inc.	751,330	(751,330)	—	—
Scotia Capital, Inc.	154,040	(154,040)	—	—
State Street Bank & Trust Co.	1,173,927	(1,173,927)	—	—
TD Securities (USA) LLC	1,305,253	(1,305,253)	—	—
Toronto-Dominion Bank	369,555	(369,555)	—	—
UBS AG	13,466	(13,466)	—	—
UBS Securities LLC	608,555	(608,555)	—	—
Wells Fargo Securities LLC	4,470,759	(4,470,759)	—	—
	$ 101,296,520	$ (101,296,520)	$ —	$ —

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Master Portfolio is disclosed in the
Master Portfolio’s Statement of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Master Portfolio benefits from a borrower default indemnity provided by BlackRock Finance, Inc.. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Master Portfolio could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Master Portfolio.
5.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.
For such services, the Master Portfolio pays the Manager a monthly fee at an annual rate equal to 0.04% of the average daily value of the Master Portfolio’s net assets.
Administration: MIP, on behalf of the Master Portfolio, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL”), BAL has agreed to provide general administrative services (other than investment advice and related portfolio activities). BAL has agreed to bear all of the Master Portfolio’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Master Portfolio. BAL may delegate certain of its administration duties to sub-administrators.
BAL is not entitled to compensation for providing administrative services to the Master Portfolio, for so long as BAL (or an affiliate) is entitled to compensation for providing administrative services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BAL (or an affiliate) receives investment advisory fees from the Master Portfolio.
Expense Waivers and Reimbursements:  The fees and expenses of MIP’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Master Portfolio’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolio. Each of BAL and BFA has contractually agreed to reimburse the Master Portfolio or provide an offsetting credit against the investment advisory fees paid by the Master Portfolio in an amount equal to these independent expenses through June 30, 2026. The amount waived is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2025, the amount waived was $26,485.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Master Portfolio. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2025, the amount waived was $40,532.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Master Portfolio’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Master Portfolio’s Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Master Portfolio. For the six months ended June 30, 2025, there were no fees waived by the Manager pursuant to this arrangement.
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Master Portfolio, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Master Portfolio is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Master Portfolio bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Master Portfolio retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Master Portfolio retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds specified thresholds, the Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85%  of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70%  of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Master Portfolio is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2025, the Master Portfolio paid BTC $93,065 for securities lending agent services.
Interfund Lending: Prior to March 3, 2025, in accordance with an exemptive order (the “Order”) from the SEC, the Master Portfolio could participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Master Portfolio’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
During the period ended March 3, 2025, the Master Portfolio did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of MIP are directors and/or officers of BlackRock or its affiliates.
6.
 PURCHASES AND SALES
For the six months ended June 30, 2025, purchases and sales of investments, including paydowns/payups, mortgage dollar rolls and excluding short-term securities, were as follows:
	U.S. Government Securities		Other Securities
Master Portfolio Name	Purchases	Sales	Purchases	Sales
U.S. Total Bond Index Master Portfolio	$ 1,400,460,953	$ 1,373,901,063	$ 89,699,037	$ 69,381,323
For the six months ended June 30, 2025, purchases and sales related to mortgage dollar rolls were $594,888,977 and $595,084,732, respectively.
Master Portfolio Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

7.
INCOME TAX INFORMATION
The Master Portfolio is disregarded as an entity separate from its owner for tax purposes. As such, the owner of the Master Portfolio is treated as the owner of the net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so the owner of the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.
The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Master Portfolio as of June 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Master Portfolio’s NAV.
As of June 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Master Portfolio Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
U.S. Total Bond Index Master Portfolio	$ 3,571,810,233	$ 18,697,618	$ (230,560,348)	$ (211,862,730)
8.
BANK BORROWINGS
MIP, on behalf of the Master Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Master Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the six months ended June 30, 2025, the Master Portfolio did not borrow under the credit agreement.
9.
PRINCIPAL RISKS
In the normal course of business, the Master Portfolio invests in securities or other instruments and may enter into certain transactions, and such activities subject the Master Portfolio to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Master Portfolio and its investments. The Master Portfolio’s prospectus provides details of the risks to which the Master Portfolio is subject.
BFA uses an indexing approach to try to achieve the Master Portfolio’s investment objective. The Master Portfolio is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Master Portfolio may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk:  The Master Portfolio may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Master Portfolio to reinvest in lower yielding securities. The Master Portfolio may also be exposed to reinvestment risk, which is the risk that income from the Master Portfolio’s portfolio will decline if the Master Portfolio invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Master Portfolio portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

Counterparty Credit Risk: The Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Master Portfolio’s portfolio are disclosed in its Schedule of Investments.
The Master Portfolio invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Master Portfolio may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Master Portfolio’s performance.
The Master Portfolio invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Master Portfolio invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Master Portfolio Notes to Financial Statements

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Each of BAL and BFA has contractually agreed to reimburse, or provide offsetting credits to, the Fund/Master Portfolio for the Fund’s/Master Portfolio’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Fund/Master Portfolio may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund/Master Portfolio and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Additional Information (continued)

Fund and/or MIP Service Providers
Investment Adviser
BlackRock Fund Advisors
San Francisco, CA 94105
Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Trust/MIP
400 Howard Street
San Francisco, CA 94105
Additional Information

Disclosure of Investment Advisory Agreement

The Board of Trustees of Master Investment Portfolio (the “Master Portfolio”) met on April 22, 2025 (the “April Meeting”) and May 20-21, 2025 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Agreement”) between the Master Portfolio, on behalf of U.S. Total Bond Index Master Portfolio (the “Master Fund”) and BlackRock Fund Advisors (the “Manager” or “BlackRock”), the Master Portfolio’s investment advisor. iShares U.S. Aggregate Bond Index Fund (the “Feeder Fund”), a series of BlackRock Funds III (the “Feeder Trust”), is a “feeder” fund that invests all of its investable assets in the Master Fund. Accordingly, the Board of Trustees of the Feeder Trust also considered the approval of the Agreement with respect to the Master Fund. For simplicity: (a) the Board of Trustees of the Master Portfolio and the Board of Trustees of the Feeder Trust are referred to herein collectively as the “Board,” and the members are referred to as “Board Members”; (b) the shareholders of the Feeder Fund and the interest holders of the Master Fund are referred to as “shareholders”; and (c) the Master Fund and the Feeder Fund are referred to herein together as the “Fund”.
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreement for the Master Portfolio on an annual basis. The Board Members who are not “interested persons” of the Master Portfolio, as defined in the 1940 Act, are considered independent Board Members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Master Portfolio, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, as well as numerous ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also held the April Meeting to consider specific information regarding the renewal of the Agreement. In considering the renewal of the Agreement, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Master Fund, the Feeder Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) the Fund’s operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreement. The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper Classification or Morningstar category, regarding fees and expenses of the Fund, as applicable, as compared with a peer group of funds as determined by Broadridge (“Expense Peers”), and the investment performance of the Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers, and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock; (h) sales and redemption data regarding the Feeder Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s, the Fund’s operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement, and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting, and such responses were reviewed by the Board Members.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of portfolio holdings of the Master Fund. The Board noted the willingness of BlackRock’s

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreement (continued)

personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Fund. Throughout the year, the Board compared the Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance and the Fund’s investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Master Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third party service providers including, among others, the custodian, fund accountant, transfer agent, and auditor for the Fund, as applicable; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Feeder Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board also considered the operation of BlackRock’s business continuity plans.
B. The Investment Performance of the Fund
The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the April Meeting. The Board noted that the Feeder Fund’s investment results correspond directly to the investment results of the Master Fund. The Board was provided with Fund performance reporting and analysis, relative to applicable performance metrics, by BlackRock throughout the year and at the April Meeting. In preparation for the April Meeting, the Board was also provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of December 31, 2024, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers and the performance of the Fund as compared with its benchmark. The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of the Fund throughout the year.
The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for the one-year period reported, the Fund’s net performance was above the tolerance range of its benchmark. The Board noted that BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s above tolerance performance relative to its benchmark over the period.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Fund
The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of the Fund’s Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Fund’s total expense ratio, as well as the Fund’s actual management fee rate, to those of the Fund’s Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board also noted that while it found the expense comparison provided by Broadridge generally useful, it recognized that the comparison is subject to
Disclosure of Investment Advisory Agreement

Disclosure of Investment Advisory Agreement (continued)

Broadridge’s defined peer selection criteria and methodology. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed BlackRock’s estimated profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2024 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized the limitations of calculating and comparing profitability at the individual fund level.
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of BlackRock’s technology business, BlackRock’s expense management, and the relative product mix. The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and the Fund’s total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate the Fund for certain other fees and expenses.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the mutual fund marketplace, and that shareholders are able to redeem their Feeder Fund shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board of the Master Portfolio, including the Independent Board Members, unanimously approved the continuation of the Agreement between the Manager and the Master Portfolio, on behalf of the Master Fund for a one-year term ending June 30, 2026. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board of the Master Portfolio, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Master Fund and its shareholders. The Board of the Feeder Trust, including the Independent Board Members, also considered the continuation of the Agreement with respect to the Master Fund and found the Agreement to be satisfactory. In arriving at its decision to approve the Agreement, the Board of the Master Portfolio did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
ARB	Airport Revenue Bonds
BAB	Build America Bond
BAM	Build America Mutual Assurance Co.
BMO	BMO Capital Markets
CMT	Constant Maturity Treasury
DAC	Designated Activity Company
GO	General Obligation Bonds
GOL	General Obligation Ltd.
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
REIT	Real Estate Investment Trust
RFUCCT	Refinitiv USD IBOR Consumer Cash Fallbacks Term
SAB	Special Assessment Bonds
SAP	Subject to Appropriations
SCA	Societe en Commandite par Actions
SOFR	Secured Overnight Financing Rate
TBA	To-Be-Announced
Glossary of Terms Used in these Financial Statements

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Want to know more?
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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

June 30, 2025
2025 Semi-Annual Financial Statements and Additional Information (Unaudited)

BlackRock Funds III
• BlackRock Cash Funds: Institutional
• BlackRock Cash Funds: Treasury

Not FDIC Insured • May Lose Value • No Bank Guarantee

2

Statements of Assets and Liabilities (unaudited)
June 30, 2025

	BlackRock Cash Funds: Institutional	BlackRock Cash Funds: Treasury
ASSETS
Investments, at value — from the applicable Master Portfolio	$ 80,198,390,490	$ 21,471,437,607
Total assets	80,198,390,490	21,471,437,607
LIABILITIES
Payables:
Administration fees	1,289,723	513,951
Income dividend distributions	286,726,198	50,920,430
Professional fees	5,706	5,717
Total liabilities	288,021,627	51,440,098
Commitments and contingent liabilities
NET ASSETS	$ 79,910,368,863	$ 21,419,997,509
NET ASSETS CONSIST OF
Paid-in capital	$ 79,897,668,276	$ 21,417,225,393
Accumulated earnings	12,700,587	2,772,116
NET ASSETS	$ 79,910,368,863	$ 21,419,997,509
NET ASSET VALUE
Institutional
Net assets	N/A	$ 5,668,125,134
Shares outstanding	N/A	5,667,393,274
Net asset value	N/A	$ 1.00
Shares authorized	N/A	Unlimited
Par value	N/A	No par value
SL Agency
Net assets	$ 79,910,368,863	$ 15,751,872,375
Shares outstanding	79,874,748,014	15,749,832,120
Net asset value	$ 1.0004	$ 1.00
Shares authorized	Unlimited	Unlimited
Par value	No par value	No par value
See notes to financial statements.
Fund Statements of Assets and Liabilities
3

Statements of Operations (unaudited)
Six Months Ended June 30, 2025

	BlackRock Cash Funds: Institutional	BlackRock Cash Funds: Treasury
INVESTMENT INCOME
Net investment income allocated from the applicable Master Portfolio:
Interest — unaffiliated	$1,682,883,076	$436,185,827
Expenses	(37,095,621)	(10,069,251)
Fees waived	11,200,378	3,081,038
Total investment income	1,656,987,833	429,197,614
FUND EXPENSES
Administration — class specific	7,357,585	2,808,363
Professional	5,699	5,703
Total expenses	7,363,284	2,814,066
Less:
Fees waived and/or reimbursed by the Administrator	(5,699)	(5,703)
Total expenses after fees waived and/or reimbursed	7,357,585	2,808,363
Net investment income	1,649,630,248	426,389,251
REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED FROM THE MASTER PORTFOLIO
Net realized gain (loss) from:
Investments — unaffiliated	126,077	591,032
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(6,658,833)	—
Net realized and unrealized gain (loss)	(6,532,756)	591,032
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,643,097,492	$426,980,283
See notes to financial statements.
4
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	BlackRock Cash Funds: Institutional		BlackRock Cash Funds: Treasury
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$1,649,630,248	$3,686,160,199	$426,389,251	$1,155,491,602
Net realized gain	126,077	646,718	591,032	1,973,793
Net change in unrealized appreciation (depreciation)	(6,658,833)	(5,649,054)	—	—
Net increase in net assets resulting from operations	1,643,097,492	3,681,157,863	426,980,283	1,157,465,395
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	—	—	(112,531,578)	(341,208,833)
SL Agency	(1,640,457,881)	(3,684,940,336)	(311,431,656)	(813,583,611)
Decrease in net assets resulting from distributions to shareholders	(1,640,457,881)	(3,684,940,336)	(423,963,234)	(1,154,792,444)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	11,844,567,659	6,138,450,089	339,578,246	(1,346,624,488)
NET ASSETS
Total increase (decrease) in net assets	11,847,207,270	6,134,667,616	342,595,295	(1,343,951,537)
Beginning of period	68,063,161,593	61,928,493,977	21,077,402,214	22,421,353,751
End of period	$79,910,368,863	$68,063,161,593	$21,419,997,509	$21,077,402,214

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Fund Statements of Changes in Net Assets
5

Financial Highlights
(For a share outstanding throughout each period)

	BlackRock Cash Funds: Institutional
	SL Agency
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$1.0004	$1.0005	$1.0000	$1.0003	$1.0006	$1.0004
Net investment income	0.0222	0.0531	0.0523	0.0178	0.0012	0.0078
Net realized and unrealized gain (loss)	0.0000 (a)	(0.0001)	0.0005	(0.0003)(b)	(0.0003)	0.0002
Net increase from investment operations	0.0222	0.0530	0.0528	0.0175	0.0009	0.0080
Distributions(c)
From net investment income	(0.0222)	(0.0531)	(0.0523)	(0.0178)	(0.0012)	(0.0078)
From net realized gain	—	(0.0000)(d)	(0.0000)(d)	(0.0000)(d)	(0.0000)(d)	(0.0000)(d)
Total distributions	(0.0222)	(0.0531)	(0.0523)	(0.0178)	(0.0012)	(0.0078)
Net asset value, end of period	$1.0004	$1.0004	$1.0005	$1.0000	$1.0003	$1.0006
Total Return(e)
Based on net asset value	2.23%(f)	5.43%	5.38%	1.79%	0.09%	0.80%
Ratios to Average Net Assets
Total expenses	0.09%(g)	0.09%	0.09%	0.09%	0.09%	0.09%
Total expenses after fees waived and/or reimbursed	0.09%(g)	0.09%	0.09%	0.09%	0.09%	0.09%
Net investment income	4.48%(g)	5.33%	5.22%	1.83%	0.11%	0.75%
Supplemental Data
Net assets, end of period (000)	$79,910,369	$68,063,162	$61,928,494	$74,327,521	$65,665,603	$60,592,423

(a)	Amount is less than $0.00005 per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.00005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Annualized.
See notes to financial statements.
6
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Cash Funds: Treasury
	Institutional
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0212	0.0507	0.0494	0.0155	0.0001	0.0040
Net realized and unrealized gain	0.0001	0.0001 (a)	0.0000 (a)	0.0000 (a)(b)	0.0000 (a)	0.0001
Net increase from investment operations	0.0213	0.0508	0.0494	0.0155	0.0001	0.0041
Distributions(c)
From net investment income	(0.0212)	(0.0507)	(0.0494)	(0.0155)	(0.0001)	(0.0040)
From net realized gain	—	(0.0001)	—	(0.0000)(d)	(0.0000)(d)	(0.0001)
Total distributions	(0.0212)	(0.0508)	(0.0494)	(0.0155)	(0.0001)	(0.0041)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(e)
Based on net asset value	2.14%(f)	5.20%	5.05%	1.56%	0.01%	0.41%
Ratios to Average Net Assets
Total expenses	0.12%(g)	0.12%	0.12%	0.12%	0.12%	0.12%
Total expenses after fees waived and/or reimbursed	0.12%(g)	0.12%	0.12%	0.12%	0.06%	0.12%
Net investment income	4.27%(g)	5.09%	5.01%	1.46%	0.00%(h)	0.23%
Supplemental Data
Net assets, end of period (000)	$5,668,125	$5,724,776	$6,978,477	$4,071,845	$4,357,983	$9,011,269

(a)	Amount is less than $0.00005 per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.00005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Annualized.
(h)	Amount is less than 0.005%.
See notes to financial statements.
Fund Financial Highlights
7

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Cash Funds: Treasury (continued)
	SL Agency
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0213	0.0510	0.0497	0.0157	0.0001	0.0042
Net realized and unrealized gain	0.0001	0.0001 (a)	0.0000 (a)	0.0000 (a)(b)	0.0000 (a)	0.0001
Net increase from investment operations	0.0214	0.0511	0.0497	0.0157	0.0001	0.0043
Distributions(c)
From net investment income	(0.0213)	(0.0510)	(0.0497)	(0.0157)	(0.0001)	(0.0042)
From net realized gain	—	(0.0001)	—	(0.0000)(d)	(0.0000)(d)	(0.0001)
Total distributions	(0.0213)	(0.0511)	(0.0497)	(0.0157)	(0.0001)	(0.0043)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(e)
Based on net asset value	2.15%(f)	5.23%	5.08%	1.58%	0.01%	0.43%
Ratios to Average Net Assets
Total expenses	0.09%(g)	0.09%	0.09%	0.09%	0.09%	0.09%
Total expenses after fees waived and/or reimbursed	0.09%(g)	0.09%	0.09%	0.09%	0.06%	0.09%
Net investment income	4.30%(g)	5.08%	4.99%	1.60%	0.00%(h)	0.37%
Supplemental Data
Net assets, end of period (000)	$15,751,872	$15,352,626	$15,442,877	$14,479,392	$18,813,987	$11,008,718

(a)	Amount is less than $0.00005 per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.00005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Annualized.
(h)	Amount is less than 0.005%.
See notes to financial statements.
8
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited)

1.
ORGANIZATION
BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Trust is organized as a Delaware statutory trust.  The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:
Fund Name	Herein Referred To As	Diversification Classification
BlackRock Cash Funds: Institutional	Institutional	Diversified
BlackRock Cash Funds: Treasury	Treasury	Diversified
Each Fund seeks to achieve its investment objective by investing all of its assets in a corresponding series of Master Investment Portfolio (“MIP”): Money Market Master Portfolio and Treasury Money Market Master Portfolio (each, a “Master Portfolio” and together, the “Master Portfolios”). MIP is an affiliate of the Trust. Each Master Portfolio has the same investment objective and strategies as its corresponding Fund. The value of each Fund’s investment in its corresponding Master Portfolio reflects the Fund’s proportionate interest in the net assets of the Master Portfolio. The performance of each Fund is directly affected by the performance of the Master Portfolios. At June 30, 2025, the percentage of each Master Portfolio owned by its corresponding Fund was as follows: Institutional owned 100% of Money Market Master Portfolio and Treasury owned 97.1% of Treasury Money Market Master Portfolio. The financial statements of the Master Portfolios, including the Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the Funds’ financial statements.
Institutional only offers SL Agency Shares and is only available for certain eligible investors.  Treasury offers multiple classes of shares. Institutional, Select, SL Agency, Capital, Premium and Trust Shares are sold without a sales charge and only to certain eligible investors.  All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, and differ principally with respect to administration fees.
The Board of Trustees of the Trust and Board of Trustees of MIP are referred to throughout this report as the “Board” and the members are referred to as “Trustees.”
Treasury operates as a “government money market fund” under Rule 2a-7 under the 1940 Act. The Fund is not subject to discretionary liquidity fees.
Institutional prices and transacts its shares at a net asset value (“NAV”) per share calculated to four decimal places, reflecting market-based values of its portfolio holdings (i.e., at a “floating” NAV).
With respect to Institutional, the Board, or its delegate, must impose a mandatory liquidity fee upon the sale of shares if the Fund’s net redemptions on any business day exceed 5% of the Fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The Board, or its delegate, may also impose a discretionary liquidity fee of up to 2% upon the value of shares redeemed, at certain times, if such fee is determined to be in the best interests of such Fund.
The Funds, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, contributions to and withdrawals from each Master Portfolio are accounted for on a trade date basis.  The Funds record their proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses on a daily basis.  In addition, the Funds accrue their own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Distributions:  Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are distributed at least annually and are recorded on the ex-dividend dates.  The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Liquidity Fees: Any liquidity fees imposed on the value of shares redeemed are recorded as paid-in-capital. The liquidity fees are collected and retained by Institutional for the benefit of Institutional’s remaining shareholders.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Fund Notes to Financial Statements
9

Notes to Financial Statements (unaudited) (continued)

Other:  Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by BlackRock Advisors, LLC (the “Administrator”), are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s policy is to value its financial instruments at fair value. Each Fund records its investment in the Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio is discussed in Note 3 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.
4.
ADMINISTRATION AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Administration: The Trust, on behalf of each Fund, entered into an Administration Agreement with the Administrator, which has agreed to provide general administrative services (other than investment advice and related portfolio activities). The Administrator has agreed to bear all of the Funds’ ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Funds. The Administrator is entitled to receive for these administrative services an annual fee based on the average daily net assets of each  Fund as follows:
Fund Name	Capital	Institutional	Premium	Select	SL Agency	Trust
Institutional	N/A	N/A	N/A	N/A	0.02%	N/A
Treasury	0.07%(a)	0.05%	0.10%(a)	0.15%(a)	0.02	0.38%(a)

(a)	No shares outstanding as of June 30, 2025.
From time to time, the Administrator may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Funds and, accordingly, have a favorable impact on their performance. The Administrator may delegate certain of its administration duties to sub-administrators.
For the six months ended June 30, 2025, the following table shows the class specific administration fees borne directly by each share class of each Fund:
Fund Name	Institutional	SL Agency	Total
Institutional	$ —	$ 7,357,585	$ 7,357,585
Treasury	1,325,663	1,482,700	2,808,363
As of June 30, 2025, the only investors for the SL Agency Shares of Institutional are investment companies for which (i) BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), or an affiliate provides investment advisory or administration services, or (ii) BTC or BIM acts as securities lending agent and which have directed BTC or BIM on their behalf to invest securities lending cash collateral in SL Agency Shares of Institutional. Affiliated shareholders in the SL Agency Shares of the Funds represent a significant portion of the outstanding shares and net assets of Institutional and Treasury.
Distribution Fees:  The Trust, on behalf of each Fund, entered into a Distribution Agreement with BlackRock Investments, LLC (“BRIL”), an affiliate of the Administrator. Shareholders of Capital, Institutional, Premium, Select, SL Agency and Trust Shares of the Funds do not pay any fees for distribution services.
Expense Waivers and Reimbursements:  The Administrator contractually agreed to waive a portion of its administration fees for the Select Shares of Treasury through June 30, 2026. After giving effect to such contractual expense waiver, the administration fees for the Select Shares of Treasury will be 0.13%.
The fees and expenses of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Funds’ independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Funds. The Administrator has contractually agreed to reimburse the Funds or provide an offsetting credit against the administration fees paid by the Funds in an amount equal to these independent expenses through June 30, 2026. These amounts are included in fees waived and/or reimbursed by the Administrator in the Statements of Operations. For the six months ended June 30, 2025, the amounts waived were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Administrator
Institutional	$ 5,699
Treasury	5,703
The Administrator has also voluntarily agreed to waive and/or reimburse a portion of their respective administration fees to enable the Fund to maintain minimum levels of daily net investment income if applicable. The Administrator may discontinue the waiver and/or reimbursement at any time. For the six months ended June 30, 2025, there were no fees waived and/or reimbursed by the Administrator under this agreement.
10
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

Interfund Lending: Prior to March 3, 2025, in accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), each Fund could participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
During the period ended March 3, 2025, the Funds did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock, Inc. (“BlackRock”) or its affiliates.
5.
INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of June 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Funds’ NAV.
6.
 CAPITAL SHARE TRANSACTIONS
The number of shares sold, reinvested and redeemed for Institutional were transacted at each class’s floating NAV per share calculated to four decimal places.
Transactions in capital shares for each class of Institutional were as follows:
	Six Months Ended 06/30/25		Year Ended 12/31/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
Institutional
SL Agency
Shares sold	243,269,410,265	$ 243,381,385,308	398,683,610,782	$ 398,900,161,154
Shares issued in reinvestment of distributions	—	—	57,762	57,779
Shares redeemed	(231,429,551,403)	(231,536,817,649)	(392,548,720,333)	(392,761,768,844)
	11,839,858,862	$ 11,844,567,659	6,134,948,211	$ 6,138,450,089
The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of all distributions and cost of shares redeemed, respectively, since shares are sold, reinvested and redeemed at $1.00 per share for Treasury.
Transactions in capital shares for each class of Treasury were as follows:
Fund Name / Share Class	Six Months Ended 06/30/25	Year Ended 12/31/24
Treasury
Institutional
Shares sold	19,905,591,444	43,876,461,176
Shares issued in reinvestment of distributions	107,252,274	331,467,306
Shares redeemed	(20,070,286,714)	(45,462,678,541)
	(57,442,996)	(1,254,750,059)
SL Agency
Shares sold	188,223,375,356	332,874,125,380
Shares issued in reinvestment of distributions	15,040,645	45,746,759
Shares redeemed	(187,841,394,759)	(333,011,746,568)
	397,021,242	(91,874,429)
	339,578,246	(1,346,624,488)
Fund Notes to Financial Statements
11

Notes to Financial Statements (unaudited) (continued)

7.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
12
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
June 30, 2025
Money Market Master Portfolio
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Short-Term Securities
Certificates of Deposit — 29.7%
Domestic — 3.7%
Bank of America N.A.
4.43%, 11/07/25	$129,000	$ 128,994,698
4.49%, 01/13/26(a)	155,000	155,033,620
4.50%, 01/02/26	150,000	150,023,280
4.50%, 01/22/26	158,000	158,060,261
4.51%, 10/31/25	144,000	143,983,166
4.66%, 10/03/25(b)	150,000	150,043,905
4.67%, 08/11/25(b)	100,000	100,020,860
4.73%, 04/02/26(b)	170,000	169,985,558
4.74%, 04/27/26(b)	165,000	165,065,878
4.77%, 07/09/26(b)	100,000	100,011,124
4.81%, 05/01/26(b)	200,000	200,157,580
4.81%, 05/06/26(b)	100,000	100,075,590
Citibank N.A.
4.48%, 01/21/26	103,000	103,022,887
4.48%, 02/25/26	102,000	102,049,970
(1-day SOFR + 0.29%), 4.69%, 01/22/26(b)	112,000	112,012,992
(1-day SOFR + 0.34%), 4.74%, 09/19/25(b)	100,000	100,032,080
(1-day SOFR + 0.39%), 4.79%, 03/27/26(b)	165,000	165,145,596
(1-day SOFR + 0.41%), 4.81%, 04/22/26(b)	110,000	110,108,306
Northern Trust Co/The, 4.53%, 10/15/25	185,000	185,019,943
State Street Bank and Trust Co., (1-day SOFR + 0.32%), 4.72%, 11/12/25(b)	200,000	200,058,180
Wells Fargo Bank N.A., (1-day SOFR + 0.31%), 4.70%, 06/02/26(b)	159,000	159,011,528
		2,957,917,002
Yankee — 26.0%
Banco Santander SA/New York(a)
4.36%, 11/03/25	63,000	62,945,486
4.40%, 12/03/25	189,000	188,951,824
4.43%, 02/26/26	200,000	200,331,660
4.46%, 11/06/25	220,000	220,015,488
4.47%, 11/12/25	175,000	175,022,120
4.50%, 07/08/25	190,000	190,001,045
(1-day SOFR + 0.25%), 4.64%, 07/08/25(b)	175,000	175,004,830
(1-day SOFR + 0.34%), 4.74%, 02/05/26(b)	226,000	226,106,084
Bank of Montreal/Chicago(a)
4.56%, 11/10/25	150,000	149,997,045
(1-day SOFR + 0.29%), 4.68%, 03/13/26(b)	126,000	126,025,136
(1-day SOFR + 0.40%), 4.79%, 10/20/25(b)	192,000	192,145,058
(1-day SOFR + 0.40%), 4.79%, 10/24/25(b)	287,000	287,046,896
(1-day SOFR + 0.40%), 4.79%, 11/17/25(b)	200,000	200,162,020
(1-day SOFR + 0.40%), 4.79%, 12/01/25(b)	169,000	169,064,438
(1-day SOFR + 0.40%), 4.79%, 01/05/26(b)	132,000	132,070,749
(1-day SOFR + 0.47%), 4.86%, 05/20/26(b)	110,000	110,153,901
Bank of Montreal/New York, (1-day SOFR + 0.26%), 4.65%, 10/06/25(a)(b)	150,000	150,038,625
Bank of Nova Scotia/Houston(a)(b)
(1-day SOFR + 0.31%), 4.76%, 02/05/26	178,000	178,100,250
(1-day SOFR + 0.39%), 4.84%, 06/01/26	200,000	200,096,660
(1-day SOFR + 0.40%), 4.85%, 04/10/26	100,000	100,068,450
Barclays Bank PLC/New York(a)
4.47%, 11/14/25	120,000	120,002,436
(1-day SOFR + 0.34%), 4.73%, 12/31/25(b)	379,000	379,164,069
(1-day SOFR + 0.40%), 4.80%, 05/08/26(b)	150,000	150,078,375
(1-day SOFR + 0.44%), 4.84%, 04/21/26(b)	154,000	154,138,076
Bayerische Landesbank/ New York(a)
4.50%, 11/21/25	200,000	200,040,780
Security	Par (000)	Value
Yankee (continued)
Bayerische Landesbank/ New York(a) (continued)
4.50%, 12/01/25	$73,000	$ 73,021,849
BNP Paribas SA/New York(a)
4.36%, 10/01/25	140,000	139,975,598
4.40%, 11/03/25	100,000	99,986,500
4.42%, 09/19/25	150,000	149,995,875
4.42%, 10/02/25	100,000	99,989,500
(1-day SOFR + 0.28%), 4.67%, 08/07/25(b)	171,000	171,028,660
Canadian Imperial Bank of Commerce/New York(a)
4.40%, 06/10/26	150,000	150,250,590
4.50%, 10/09/25	136,000	135,968,434
4.55%, 11/10/25	166,000	165,997,078
(1-day SOFR + 0.28%), 4.67%, 04/08/26(b)	125,000	125,020,788
(1-day SOFR + 0.31%), 4.70%, 02/06/26(b)	160,000	160,091,984
(1-day SOFR + 0.35%), 4.74%, 09/23/25(b)	163,000	163,097,670
(1-day SOFR + 0.42%), 4.81%, 06/08/26(b)	175,000	175,193,415
(1-day SOFR + 0.46%), 4.85%, 05/15/26(b)	132,000	132,216,105
(1-day SOFR + 0.47%), 4.86%, 05/21/26(b)	100,000	100,175,596
(1-day SOFR + 0.47%), 4.86%, 05/22/26(b)	109,000	109,191,987
Cooperatieve Rabobank UA/New York, (1-day SOFR + 0.32%), 4.71%, 02/04/26(b)	148,500	148,592,337
Credit Agricole Corp. and Investment Bank SA/New York(a)
4.43%, 10/30/25	135,000	135,016,618
4.45%, 07/31/25	100,000	100,009,060
4.47%, 11/24/25	200,000	200,080,740
4.47%, 12/01/25	236,000	236,105,256
Credit Agricole Corp./New York(a)
4.38%, 09/03/25	79,000	78,995,331
4.43%, 08/26/25	237,000	237,006,589
Credit Agricole Corporate and Investment Bank SA/New York(a)
4.60%, 07/01/25	125,000	125,000,538
(1-day SOFR + 0.30%), 4.69%, 08/06/25(b)	114,000	114,028,147
Credit Industriel Et Commercial SA/New York(a)
4.42%, 10/24/25	200,000	199,999,200
4.46%, 12/12/25	150,000	150,057,075
4.60%, 07/01/25	172,000	172,000,654
Deutsche Bank AG/New York, (1-day SOFR + 0.25%), 4.64%, 07/17/25(a)(b)	130,000	130,007,878
DG Bank/ New York, 4.42%, 09/02/25(a)	189,000	188,998,771
DNB Bank ASA/New York, 4.40%, 08/28/25(a)	155,000	155,011,873
KBC Bank NV/New York, 4.43%, 09/05/25(a)	142,000	141,999,304
Landes Bank
4.34%, 07/02/25	150,000	149,999,805
4.36%, 09/04/25(a)	158,000	157,982,099
4.42%, 09/03/25(a)	155,000	154,998,977
4.50%, 08/14/25(a)	50,000	50,003,780
Lloyds Bank Corporate Markets PLC/New York(a)(b)
(1-day SOFR + 0.30%), 4.70%, 11/10/25	115,000	115,057,293
(1-day SOFR + 0.45%), 4.85%, 05/27/26	204,000	204,151,980
Lloyds Bank Corporate/New York, 4.38%, 03/26/26(a)	171,000	171,085,312
Mitsubishi Corp./New York, 4.35%, 07/01/25	380,000	380,000,114
Mitsubishi UFJ Trust & Banking Corp./New York(a)(b)
(1-day SOFR + 0.40%), 4.79%, 08/06/25	192,000	192,057,658
(1-day SOFR + 0.40%), 4.79%, 11/12/25	170,000	170,116,144
(1-day SOFR + 0.40%), 4.80%, 07/01/25	150,000	150,001,170
Mizuho Bank Ltd./New York(a)
4.60%, 11/07/25	169,000	169,016,359
(1-day SOFR + 0.25%), 4.65%, 07/07/25(b)	200,000	200,006,160
(1-day SOFR + 0.35%), 4.75%, 01/30/26(b)	193,000	193,096,828
(1-day SOFR + 0.35%), 4.75%, 02/06/26(b)	100,000	100,047,090
Master Portfolio Schedule of Investments
13

Schedule of Investments (unaudited)(continued)
June 30, 2025
Money Market Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Yankee (continued)
MUFG Bank Ltd./New York
4.37%, 09/09/25(a)	$159,000	$ 158,964,432
4.46%, 02/27/26(a)	200,000	200,156,800
4.52%, 11/18/25(a)	125,000	125,014,338
(1-day SOFR + 0.24%), 4.63%, 09/02/25(b)	192,000	192,033,216
(1-day SOFR + 0.25%), 4.65%, 07/07/25(a)(b)	175,000	175,004,410
Natixis/New York(a)
4.38%, 09/03/25	158,000	157,967,215
4.43%, 11/05/25	100,000	99,993,310
Nordea Bank Abp/New York, (1-day SOFR + 0.38%), 4.77%, 04/28/26(a)(b)	200,000	200,162,900
Nordea Bank ABP/New York, 4.43%, 11/26/25(a)	163,000	163,033,855
Oversea-Chinese Banking Corp Ltd./New York(a)(b)
(1-day SOFR + 0.24%), 4.64%, 11/10/25	170,000	170,019,856
(1-day SOFR + 0.40%), 4.85%, 04/24/26	85,000	85,093,840
Royal Bank of Canada/New York(a)
4.50%, 10/07/25	100,000	99,995,560
4.55%, 11/07/25	165,000	165,041,860
(1-day SOFR + 0.28%), 4.67%, 04/07/26(b)	140,000	140,005,432
(1-day SOFR + 0.35%), 4.74%, 07/10/25(b)	173,000	173,009,307
(1-day SOFR + 0.35%), 4.80%, 12/05/25(b)	117,000	117,075,219
(1-day SOFR + 0.38%), 4.77%, 05/05/26(b)	150,000	150,117,075
Skandinaviska Enskilda Banken/New York, 4.42%, 11/24/25(a)	200,000	200,029,400
Standard Chartered Bank/New York(a)
4.42%, 03/03/26	225,000	225,128,970
4.50%, 10/07/25	200,000	199,961,820
4.60%, 07/01/25	172,000	172,000,826
4.67%, 02/12/26	152,000	152,232,955
(1-day SOFR + 0.30%), 4.69%, 09/30/25(b)	200,000	200,074,600
(1-day SOFR + 0.37%), 4.76%, 01/28/26(b)	175,000	175,280,000
(1-day SOFR + 0.40%), 4.79%, 11/06/25(b)	203,000	203,157,203
Sumitomo Mitsui Banking Corp./New York
4.36%, 12/12/25(a)	157,000	156,930,433
4.42%, 02/27/26(a)	133,000	133,008,246
4.43%, 12/18/25(a)	150,000	149,981,640
4.43%, 03/03/26	200,000	200,098,540
4.43%, 03/04/26(a)	50,000	50,025,205
4.45%, 03/05/26	250,000	250,161,350
(1-day SOFR + 0.25%), 4.70%, 07/07/25(a)(b)	150,000	150,003,735
(1-day SOFR + 0.25%), 4.70%, 11/19/25(a)(b)	61,000	61,014,597
(1-day SOFR + 0.27%), 4.66%, 07/03/25(a)(b)	200,000	200,002,380
(1-day SOFR + 0.30%), 4.69%, 02/27/26(a)(b)	200,000	200,026,000
(1-day SOFR + 0.33%), 4.78%, 01/02/26(a)(b)	163,000	163,062,559
Svenska Handelsbanken/New York(a)
4.41%, 10/28/25	150,000	150,000,645
4.44%, 11/28/25	175,000	175,055,142
(1-day SOFR + 0.24%), 4.63%, 03/04/26(b)	160,000	159,985,936
(1-day SOFR + 0.26%), 4.65%, 02/20/26(b)	75,000	75,009,323
(1-day SOFR + 0.33%), 4.73%, 01/02/26(b)	222,000	222,118,348
(1-day SOFR + 0.35%), 4.74%, 08/21/25(b)	137,000	137,045,594
(1-day SOFR + 0.38%), 4.78%, 04/30/26(b)	100,000	100,064,940
(1-day SOFR + 0.40%), 4.79%, 04/10/26(b)	100,000	100,081,100
(1-day SOFR + 0.40%), 4.80%, 04/22/26(b)	100,000	100,081,210
Toronto-Dominion Bank/New York(a)
4.50%, 10/07/25	140,000	139,986,742
4.50%, 02/20/26	120,000	120,103,020
5.10%, 08/25/25	186,000	186,140,839
5.42%, 07/03/25	200,000	200,014,080
(1-day SOFR + 0.26%), 4.71%, 08/07/25(b)	100,000	100,017,810
(1-day SOFR + 0.28%), 4.68%, 04/13/26(b)	125,000	124,981,525
(1-day SOFR + 0.29%), 4.69%, 10/01/25(b)	200,000	200,063,540
Security	Par (000)	Value
Yankee (continued)
Toronto-Dominion Bank/New York(a) (continued)
(1-day SOFR + 0.35%), 4.75%, 06/04/26(b)	$150,000	$ 150,077,433
(1-day SOFR + 0.38%), 5.70%, 08/08/25(b)	139,000	139,046,426
(1-day SOFR + 0.40%), 4.80%, 07/27/26(b)	140,000	140,000,000
(1-day SOFR + 0.45%), 4.85%, 04/28/26(b)	125,000	125,148,150
(1-day SOFR + 0.45%), 4.85%, 05/04/26(b)	125,000	125,206,891
(1-day SOFR + 0.47%), 4.87%, 05/22/26(b)	109,000	109,198,932
Westpac Banking Corp./New York(a)
4.46%, 01/23/26	100,000	100,035,110
(1-day SOFR + 0.28%), 4.67%, 10/20/25(b)	173,000	173,065,948
		20,825,901,038
		23,783,818,040
Commercial Paper — 20.3%
Aquitaine Funding Co. LLC, 4.40%, 07/02/25(c)(d)	1,000,000	999,756,900
Australia & New Zealand Banking Group Ltd.(b)(d)
(1-day SOFR + 0.24%), 4.63%, 03/12/26	100,000	99,989,150
(1-day SOFR + 0.26%), 4.65%, 08/21/25	100,000	100,022,030
(1-day SOFR + 0.27%), 4.66%, 11/06/25	150,000	150,052,395
Bank of Montreal(b)(d)
(1-day SOFR + 0.28%), 4.73%, 04/08/26	125,000	124,994,388
(1-day SOFR + 0.35%), 4.74%, 03/19/26	159,000	159,100,699
BPCE SA(c)(d)
4.46%, 07/03/25	162,000	161,941,761
4.50%, 08/13/25	150,000	149,198,220
Chesham Finance Ltd./Chesham Finance LLC(c)(d)
4.37%, 07/01/25	991,500	991,380,425
4.40%, 07/03/25	666,000	665,758,641
Columbia Funding Co. LLC, (1-day SOFR + 0.37%), 4.82%, 01/02/26(b)(d)	150,000	150,013,924
Concord Minutemen Capital Co LLC, 4.58%, 11/14/25(c)(d)	136,000	133,741,910
Concord Minutemen Capital Co. LLC(b)(d)
(1-day SOFR + 0.30%), 4.69%, 09/22/25	173,000	173,005,190
(1-day SOFR + 0.35%), 4.89%, 11/25/25	167,000	167,120,073
(1-day SOFR + 0.38%), 4.77%, 01/05/26	150,000	150,054,000
Consolidated Edison, Inc., 4.51%, 07/09/25(c)(d)	25,750	25,720,472
Erste Finance Delaware LLC, 4.34%, 07/02/25(c)(d)	149,000	148,964,121
First Abu Dhabi Bank(c)(d)
4.43%, 07/01/25	197,000	196,976,360
4.48%, 07/29/25	106,000	105,632,615
4.49%, 09/09/25	142,000	140,781,484
4.48%, 10/01/25	133,000	131,495,278
Hqla Funding LLC, 4.41%, 07/01/25(c)(d)	500,000	499,939,000
HSBC Bank PLC(b)(d)
(1-day SOFR + 0.30%), 4.70%, 01/28/26	130,000	130,020,878
(1-day SOFR + 0.30%), 4.70%, 02/24/26	100,000	100,000,350
(1-day SOFR + 0.37%), 4.77%, 01/05/26	141,000	141,072,206
ING U.S. Funding LLC(b)
(1-day SOFR + 0.24%), 4.63%, 11/14/25(d)	150,000	150,023,790
(1-day SOFR + 0.25%), 4.65%, 10/03/25	140,000	140,027,636
(1-day SOFR + 0.25%), 4.65%, 10/17/25	130,000	130,032,305
(1-day SOFR + 0.26%), 4.66%, 08/19/25(d)	100,000	100,018,370
(1-day SOFR + 0.30%), 4.70%, 02/06/26	165,000	165,046,942
Keurig Dr Pepper, Inc., 4.57%, 07/07/25(c)(d)	102,000	101,908,965
Legacy Capital Co. LLC(b)(d)
(1-day SOFR + 0.35%), 4.74%, 08/11/25	86,000	86,001,634
(1-day SOFR + 0.35%), 4.74%, 08/18/25	83,000	83,001,909
(1-day SOFR + 0.35%), 4.74%, 11/06/25	189,000	189,061,616
(1-day SOFR + 0.40%), 4.79%, 02/20/26	95,000	95,005,700
Lloyds Bank PLC(d)
4.55%, 10/29/25(c)	130,000	128,080,134
(1-day SOFR + 0.24%), 4.64%, 10/15/25(b)	231,000	230,962,116
14
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
Money Market Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Paper (continued)
Lloyds Bank PLC(d) (continued)
(1-day SOFR + 0.26%), 4.66%, 11/21/25(b)	$218,000	$ 218,066,425
Lockheed Martin Corp., 4.51%, 07/07/25(c)(d)	329,000	328,715,316
Macquarie Bank Ltd.(d)
4.54%, 10/29/25(c)	100,000	98,510,080
4.47%, 01/12/26(c)	185,000	180,678,677
(1-day SOFR + 0.26%), 4.57%, 11/03/25(b)	98,000	98,013,328
(1-day SOFR + 0.27%), 4.67%, 08/20/25(b)	100,000	100,021,740
(1-day SOFR + 0.30%), 4.70%, 03/20/26(b)	149,000	149,002,056
(1-day SOFR + 0.30%), 4.70%, 03/23/26(b)	150,000	150,032,250
(1-day SOFR + 0.37%), 4.77%, 08/22/25(b)	120,000	120,044,364
(1-day SOFR + 0.40%), 4.80%, 12/11/25(b)	168,000	168,127,848
(1-day SOFR + 0.43%), 4.83%, 04/22/26(b)	123,000	123,128,412
Macquarie Group Ltd.(c)
4.61%, 07/23/25(a)	71,000	70,800,384
4.61%, 07/24/25(a)	100,000	99,706,350
4.56%, 10/01/25(d)	133,000	131,465,725
National Bank of Canada
4.54%, 10/31/25(c)	259,455	255,605,492
4.52%, 02/02/26(c)(d)	161,000	156,909,618
(1-day SOFR + 0.33%), 4.72%, 02/04/26(b)(d)	162,000	162,021,075
(1-day SOFR + 0.36%), 4.75%, 08/19/25(b)(d)	134,000	134,045,989
(1-day SOFR + 0.38%), 4.77%, 05/29/26(b)(d)	100,000	100,076,760
Old Line Funding LLC, (1-day SOFR + 0.23%), 4.63%, 08/20/25(b)(d)	145,000	145,019,294
Podium Funding Trust, (1-day SOFR + 0.23%), 4.63%, 09/04/25(b)(d)	99,000	99,011,573
Ranger Funding Co. LLC, 4.50%, 09/04/25(c)(d)	165,000	163,662,345
Resolute Funding Co. LLC, 4.41%, 07/07/25(c)(d)	1,000,000	999,152,200
Ridgefield Funding Co. LLC, 4.50%, 11/19/25(c)(d)	153,589	150,961,138
Royal Bank of Canada(d)
4.55%, 11/07/25(c)	50,000	49,220,600
4.40%, 05/27/26(c)	100,000	96,289,060
(1-day SOFR + 0.34%), 4.73%, 01/02/26(b)	159,000	159,101,267
(1-day SOFR + 0.38%), 4.77%, 05/01/26(b)	170,000	170,132,770
Skandinaviska Enskilda Banken AB(b)(d)
(1-day SOFR + 0.18%), 4.58%, 08/06/25	29,000	29,001,630
(1-day SOFR + 0.25%), 4.65%, 10/06/25	144,000	144,052,834
Societe Generale SA, 4.46%, 10/07/25(c)(d)	200,000	197,590,640
Svenska Handelsbanken AB, (1-day SOFR + 0.26%), 4.66%, 07/18/25(b)(d)	100,000	100,008,670
Swedbank AB(b)(d)
(1-day SOFR + 0.32%), 4.72%, 01/06/26	125,000	125,071,125
(1-day SOFR + 0.39%), 4.79%, 04/27/26	97,000	97,102,820
Toyota Motor Credit Corp.
4.55%, 07/07/25(c)	100,000	99,915,810
(1-day SOFR + 0.28%), 5.09%, 07/29/25(b)	175,000	175,002,800
UBS AG/London(b)(d)
(1-day SOFR + 0.31%), 4.62%, 03/03/26	193,000	193,058,630
(1-day SOFR + 0.31%), 4.64%, 03/25/26	150,000	150,009,849
(1-day SOFR + 0.31%), 0.31%, 03/31/26	107,000	107,002,282
(1-day SOFR + 0.38%), 4.69%, 11/10/25	219,000	219,042,913
(1-day SOFR + 0.40%), 4.71%, 05/01/26	125,000	125,059,988
(1-day SOFR + 0.45%), 4.78%, 04/14/26	142,000	142,108,697
Verto Capital Compartment B(c)(d)
4.40%, 07/01/25	418,000	417,949,589
4.55%, 08/21/25	229,000	227,547,888
Verto Capital I Compartment A(d)
4.55%, 08/20/25(c)	183,000	181,861,886
(1-day SOFR + 0.15%), 4.54%, 07/14/25(b)	572,000	572,015,673
Washington Morgan Capital Co. LLC(b)(d)
(1-day SOFR + 0.30%), 4.69%, 09/22/25	200,000	199,964,200
Security	Par (000)	Value
Commercial Paper (continued)
Washington Morgan Capital Co. LLC(b)(d) (continued)
(1-day SOFR + 0.35%), 4.74%, 12/19/25	$76,000	$ 75,978,796
(1-day SOFR + 0.40%), 4.79%, 11/03/25	129,000	129,012,126
Western Union Co., 4.53%, 07/01/25(c)(d)	23,600	23,597,010
Westpac Banking Corp., (1-day SOFR + 0.34%), 4.73%, 04/30/26(b)(d)	100,000	100,071,140
		16,305,452,719
Corporate Bonds — 0.5%
Automobiles — 0.5%
Toyota Motor Credit Corp.(b)
4.99%, 12/09/25	131,000	131,022,691
4.93%, 02/24/26	120,605	120,557,913
Series B, 5.00%, 09/17/25(d)	157,200	157,226,740
		408,807,344
Municipal Bonds — 0.6%
Iowa — 0.1%
Iowa Student Loan Liquidity Corp., RB, Series 2023-1, VRDN, 4.37%, 07/07/25(e)	51,137	51,137,000
Minnesota — 0.1%
Ecmc Group, Inc., RB, VRDN, 4.37%, 07/07/25(e)	86,000	86,000,000
Montana — 0.0%
Taxable Municipal Funding Trust, RB, Series 2018-4, VRDN, (AG-CR), 4.45%, 07/07/25(d)(e)	2,900	2,900,000
New Hampshire — 0.0%
New Hampshire Business Finance Authority, RB, Series A, VRDN, 4.52%, 07/07/25(d)(e)	12,500	12,500,000
New York — 0.3%
California State University, VRDN, 4.51%, 07/07/25(d)(e)	2,000	2,000,000
Jets Stadium Development LLC(d)(e)
Series A-4A, VRDN, 4.80%, 07/07/25	37,555	37,555,000
Series A-4B, VRDN, 4.80%, 07/07/25	2,300	2,300,000
Series A-4C, VRDN, 4.80%, 07/07/25	32,400	32,400,000
Jets Stadium Finance Issuer 2015 LLC, RB, VRDN, 4.80%, 07/07/25(d)(e)	114,180	114,180,000
Taxable Municipal Funding Trust, RB, Series 2019, VRDN, 4.45%, 07/07/25(d)(e)	47,935	47,935,000
		236,370,000
Ohio — 0.0%
Mizuho Floater/Residual Trust, RB, Series 2020, VRDN, 4.45%, 07/07/25(d)(e)	28,765	28,765,000
Texas — 0.1%
North Texas Higher Education Authority, Inc., RB, Series 2023-1, VRDN, 4.37%, 07/07/25(e)	32,700	32,700,000
		450,372,000
Time Deposits — 11.9%
Canadian Imperial Bank of Commerce, 4.33%, 07/01/25	1,065,000	1,065,000,000
Credit Agricole Corporate And Investment Bank SA, 4.32%, 07/01/25	152,000	152,000,000
First Abu Dhabi Bank, 4.33%, 07/01/25	830,000	830,000,000
ING Bank NV, 4.34%, 07/01/25	1,500,000	1,500,000,000
KBC Bank NV/New York, 4.33%, 07/01/25	250,000	250,000,000
Landesbank Hessen Thueringen Giroze
4.34%, 07/01/25	1,300,000	1,300,000,000
4.37%, 07/01/25	650,000	650,000,000
4.37%, 07/07/25	550,000	550,000,000
Master Portfolio Schedule of Investments
15

Schedule of Investments (unaudited)(continued)
June 30, 2025
Money Market Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Time Deposits (continued)
Mizuho Bank Ltd, New York Branch, 4.33%, 07/01/25	$1,229,000	$ 1,229,000,000
Royal Bank of Canada, Toronto Branch, 4.33%, 07/01/25	1,300,000	1,300,000,000
Skandinaviska Enskilda Banken, 4.33%, 07/01/25	746,000	746,000,000
		9,572,000,000
U.S. Treasury Obligations — 2.1%
U.S. Treasury Bills(c)
4.50%, 08/07/25	718,000	714,858,571
4.48%, 08/26/25	317,000	314,866,061
U.S. Treasury Notes(b)
(3-mo. U.S. Treasury Money Market Yield + 0.13%), 4.36%, 07/31/25	182,000	181,983,727
(3-mo. U.S. Treasury Money Market Yield + 0.17%), 4.41%, 10/31/25	304,000	304,105,971
(3-mo. U.S. Treasury Money Market Yield + 0.15%), 4.39%, 04/30/26	182,000	182,095,879
		1,697,910,209
Total Short-Term Securities —65.1% (Cost: $52,208,089,258)		52,218,360,312
Total Repurchase Agreements — 31.8% (Cost: $25,528,005,000)		25,528,005,000
Total Investments — 96.9% (Cost: $77,736,094,258(f))		77,746,365,312
Other Assets Less Liabilities — 3.1%		2,452,025,178
Net Assets — 100.0%		$ 80,198,390,490

(a)	Issuer is a U.S. branch of foreign domiciled bank.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Rates are the current rate or a range of current rates as of period end.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(f)	Cost for U.S. federal income tax purposes.
Repurchase Agreements
	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	At Value	Proceeds Including Interest	Position	Original Par	Position Received, at Value
Bank of Nova Scotia	4.55%(a)	06/30/25	07/01/25	$ 210,000	$ 210,000,000	$ 210,026,542	Corporate Debt/Obligation, 2.60% to 7.44%, due 4/01/29 to 4/15/54	$ 235,091,000	$ 220,527,878
	4.73 (a)	06/30/25	08/04/25	130,000	130,000,000	130,597,819	Corporate Debt/Obligation, 2.05% to 6.75%, due 3/02/26 to 10/15/54	138,985,000	136,517,949
Total Bank of Nova Scotia					$ 340,000,000				$ 357,045,827
Barclays Bank PLC	4.39	06/30/25	07/01/25	350,000	350,000,000	350,042,681	U.S. Treasury Obligation, 0.00% to 5.00%, due 9/18/25 to 2/15/34	351,376,300	357,000,015
	4.40	06/30/25	07/01/25	100,000	100,000,000	100,012,222	U.S. Government Sponsored Agency Obligation, 0.00% to 5.00%, due 11/15/26 to 8/20/64	1,452,934,490	104,972,281
	4.41 (a)	06/30/25	07/07/25	202,000	202,000,000	202,173,215	U.S. Government Sponsored Agency Obligation, 0.00% to 7.00%, due 11/15/26 to 8/20/64	2,566,528,859	210,565,282
	4.43 (a)	06/30/25	07/01/25	1,439,000	1,439,000,000	1,439,177,077	Corporate Debt/Obligation, 0.63% to 9.50%, due 7/15/25 to 10/01/96	1,532,309,987	1,510,948,041
	4.58 (a)	06/30/25	08/04/25	104,000	104,000,000	104,463,089	Corporate Debt/Obligation, 0.00% to 5.75%, due 11/15/36 to 9/01/66	110,570,000	111,280,346
16
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
Money Market Master Portfolio

Repurchase Agreements (continued)
	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	At Value	Proceeds Including Interest	Position	Original Par	Position Received, at Value
Barclays Bank PLC (continued)	4.73%(a)	06/30/25	08/05/25	$ 70,000	$ 70,000,000	$ 70,331,100	Corporate Debt/Obligation, 0.00% to 9.08%, due 7/01/25 to 2/25/64	$ 844,977,632	$ 75,028,212
	4.45 (a)	06/30/25	07/01/25	307,000	307,000,000	307,037,949	Corporate Debt/Obligation, 0.00% to 7.60%, due 12/01/29 to 12/15/56	332,420,000	328,490,381
	4.56 (a)	06/30/25	07/07/25	100,000	100,000,000	100,088,667	Corporate Debt/Obligation, 0.00% to 7.83%, due 6/15/34 to 4/25/66	325,744,896	110,711,692
Total Barclays Bank PLC					$ 2,672,000,000				$ 2,808,996,250
Barclays Capital, Inc.	4.56 (a)	06/30/25	08/04/25	274,000	274,000,000	275,214,733	U.S. Government Sponsored Agency Obligation, 3.82% to 5.25%, due 12/31/27 to 2/01/55	279,880,400	279,480,043
	4.73 (a)	06/30/25	08/05/25	68,000	68,000,000	68,321,640	Corporate Debt/Obligation, 0.00% to 10.75%, due 7/01/25 to 2/25/69	3,303,056,258	76,980,488
Total Barclays Capital, Inc.					$ 342,000,000				$ 356,460,531
BNP Paribas S.A.	4.43 (a)	06/30/25	07/01/25	398,000	398,000,000	398,048,976	Corporate Debt/Obligation, 0.13% to 9.31%, due 12/12/25 to 12/31/79	439,462,001	418,145,580
	4.76 (a)	06/30/25	10/03/25	85,000	85,000,000	86,067,694	Corporate Debt/Obligation, 3.88% to 12.25%, due 10/31/26 to 2/15/31	100,612,659	97,750,001
Total BNP Paribas S.A.					$ 483,000,000				$ 515,895,581
BofA Securities, Inc.	4.62 (a)	06/30/25	08/04/25	398,000	398,000,000	399,787,683	Corporate Debt/Obligation, 0.00% to 9.33%, due 7/01/25 to 1/25/69	3,102,751,347	425,860,001
	4.40	06/30/25	07/01/25	18,800	18,800,000	18,802,298	U.S. Government Sponsored Agency Obligation, 0.00% to 2.72%, due 10/20/49 to 12/25/54	698,888,677	19,740,001
Total BofA Securities, Inc.					$ 416,800,000				$ 445,600,002
Citigroup Global Markets, Inc.(b)	4.39	06/30/25	07/01/25	15,000	15,000,000	15,001,829	U.S. Treasury Obligation, 1.50% to 3.75%, due 1/31/27 to 4/30/27	15,682,870	15,300,002
	4.40	06/30/25	07/01/25	660,000	660,000,000	660,080,667	U.S. Government Sponsored Agency Obligation, 3.50% to 4.50%, due 9/15/27 to 9/25/52	703,842,532	673,205,388
	4.46 (a)	06/30/25	07/01/25	150,000	150,000,000	150,018,583	Corporate Debt/Obligation, 0.00%, due 7/07/25	158,197,865	157,500,001
	4.39	06/30/25	07/01/25	1,850,000	1,850,000,000	1,850,225,597	U.S. Treasury Obligation, 0.13% to 4.25%, due 2/15/27 to 1/15/33	1,769,090,800	1,887,000,075
Total Citigroup Global Markets, Inc.					$ 2,675,000,000				$ 2,733,005,466
Credit Agricole Corp.(b)	4.39	06/30/25	07/01/25	150,000	150,000,000	150,018,292	U.S. Treasury Obligation, 4.25% to 4.63%, due 2/15/54 to 5/15/54	161,536,250	153,000,011
	4.40	06/30/25	07/01/25	100,000	100,000,000	100,012,222	U.S. Treasury Obligation, 1.63% to 4.50%, due 9/30/26 to 11/15/33	101,730,200	102,000,001
	4.52 (a)	06/30/25	07/07/25	181,000	181,000,000	181,159,079	Corporate Debt/Obligation, 0.00% to 9.38%, due 9/22/25 to 12/31/79	212,070,959	192,863,474
Total Credit Agricole Corp.					$ 431,000,000				$ 447,863,486
Master Portfolio Schedule of Investments
17

Schedule of Investments (unaudited)(continued)
June 30, 2025
Money Market Master Portfolio

Repurchase Agreements (continued)
	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	At Value	Proceeds Including Interest	Position	Original Par	Position Received, at Value
Deutsche Bank Securities, Inc.	4.38%	06/30/25	07/01/25	$ 45,000	$ 45,000,000	$ 45,005,475	U.S. Treasury Obligation, 4.50%, due 2/15/44	$ 47,034,600	$ 45,900,068
	4.39	06/30/25	07/01/25	1,350,000	1,350,000,000	1,350,164,625	U.S. Treasury Obligation, 0.38% to 4.88%, due 11/30/25 to 8/15/32	1,377,772,200	1,377,000,076
Total Deutsche Bank Securities, Inc.					$ 1,395,000,000				$ 1,422,900,144
Federal Reserve Bank of New York	4.25	06/30/25	07/01/25	193,000	193,000,000	193,022,785	U.S. Treasury Obligation, 2.25%, due 8/15/27	197,421,800	193,022,825
Fixed Income Clearing Corporation - NOMU	4.39	06/30/25	07/01/25	4,250,000	4,250,000,000	4,250,518,264	U.S. Treasury Obligation, 0.00% to 6.63%, due 7/29/25 to 11/15/54	4,511,479,500	4,335,000,061
Fixed Income Clearing Corporation - WFBK	4.40	06/30/25	07/01/25	525,000	525,000,000	525,064,167	U.S. Government Sponsored Agency Obligation, 2.00% to 7.00%, due 2/20/28 to 6/20/55	1,894,804,904	535,500,000
Goldman Sachs & Co.	4.40	06/30/25	07/01/25	385,000	385,000,000	385,047,056	U.S. Government Sponsored Agency Obligation, 2.50% to 6.00%, due 7/20/28 to 8/20/64	457,910,550	392,700,001
	4.81 (a)	06/30/25	08/14/25	32,500	32,500,000	32,695,406	Corporate Debt/Obligation, 2.49% to 8.13%, due 1/15/26 to 5/15/67	35,494,198	34,354,109
Total Goldman Sachs & Co.					$ 417,500,000				$ 427,054,110
J.P. Morgan Securities LLC	4.40	06/30/25	07/01/25	109,000	109,000,000	109,013,322	U.S. Government Sponsored Agency Obligation, 6.00% to 6.50%, due 6/20/55 to 5/20/65	108,467,361	111,180,001
	4.42 (a)	06/30/25	07/07/25	821,000	821,000,000	821,705,604	U.S. Government Sponsored Agency Obligation, 2.00% to 7.00%, due 6/20/47 to 5/20/55	909,275,776	837,420,001
	4.50 (a)	06/30/25	07/07/25	275,000	275,000,000	275,240,625	Corporate Debt/Obligation, 0.00%, due 12/31/2500	1,374,510	302,500,116
	4.53 (a)	06/30/25	07/07/25	650,000	650,000,000	650,572,542	Corporate Debt/Obligation, 0.00% to 8.25%, due 7/01/25 to 7/01/2116	688,022,443	678,215,569
	4.58 (a)	06/30/25	07/07/25	381,405	381,405,000	381,744,662	Corporate Debt/Obligation, 0.00% to 6.75%, due 8/15/25 to 1/15/30	330,152,000	427,173,707
	4.58 (a)	06/30/25	07/07/25	455,000	455,000,000	455,405,203	Corporate Debt/Obligation, 2.80% to 14.75%, due 5/01/26 to 6/22/50	509,832,898	521,339,407
	4.70 (a)	06/30/25	09/28/25	140,000	140,000,000	141,645,000	Corporate Debt/Obligation, 0.00% to 9.02%, due 10/15/28 to 12/26/69	1,083,494,154	149,792,121
	4.81 (a)	06/30/25	09/28/25	435,000	435,000,000	440,230,875	Corporate Debt/Obligation, 0.00% to 8.53%, due 7/01/25 to 10/25/67	1,846,875,024	465,450,001
	4.39	06/30/25	07/01/25	3,090,000	3,090,000,000	3,090,376,808	U.S. Treasury Obligation, 0.75% to 4.00%, due 7/15/28 to 11/15/52	3,401,681,900	3,151,800,093
	4.45 (a)	06/30/25	07/01/25	200,000	200,000,000	200,024,722	Corporate Debt/Obligation, 0.00% to 4.40%, due 7/01/25 to 10/28/25	208,232,974	206,000,002
	4.53 (a)	06/30/25	07/01/25	100,000	100,000,000	100,012,583	Corporate Debt/Obligation, 0.00% to 7.75%, due 7/01/25 to 5/12/61	100,595,472	104,893,841
18
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
Money Market Master Portfolio

Repurchase Agreements (continued)
	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	At Value	Proceeds Including Interest	Position	Original Par	Position Received, at Value
J.P. Morgan Securities LLC(continued) (continued)	4.55%(a)	06/30/25	07/01/25	$ 163,000	$ 163,000,000	$ 163,020,601	Corporate Debt/Obligation, 0.00% to 6.99%, due 9/03/25 to 10/01/2118	$ 172,628,090	$ 170,619,893
	4.64 (a)	06/30/25	09/29/25	325,000	325,000,000	328,811,889	Corporate Debt/Obligation, 0.00% to 7.85%, due 7/25/25 to 12/31/79	341,188,735	338,147,795
	4.81 (a)	06/30/25	09/28/25	143,000	143,000,000	144,719,575	Corporate Debt/Obligation, 0.00% to 9.85%, due 5/15/26 to 4/25/66	195,268,902	152,338,701
	4.81 (a)	06/30/25	09/28/25	205,000	205,000,000	207,465,125	Corporate Debt/Obligation, 1.22% to 7.65%, due 5/10/26 to 1/27/70	360,927,544	218,990,149
Total J.P. Morgan Securities LLC					$ 7,492,405,000				$ 7,835,861,397
Mizuho Security USA, Inc.	4.48 (a)	06/30/25	07/01/25	110,000	110,000,000	110,013,689	Corporate Debt/Obligation, 5.00% to 5.25%, due 3/01/49 to 6/01/53	112,785,000	117,701,524
	4.78 (a)	06/30/25	08/04/25	75,000	75,000,000	75,348,542	Corporate Debt/Obligation, 0.09% to 10.17%, due 1/23/26 to 3/25/70	1,981,748,157	80,328,287
	4.88 (a)	06/30/25	09/29/25	110,000	110,000,000	111,356,911	Corporate Debt/Obligation, 2.31% to 6.09%, due 12/15/27 to 2/25/60	120,228,113	117,700,001
Total Mizuho Security USA, Inc.					$ 295,000,000				$ 315,729,812
Natixis SA	4.51 (a)	06/30/25	07/01/25	134,000	134,000,000	134,016,787	Corporate Debt/Obligation, 1.70% to 8.50%, due 2/19/26 to 11/15/95	157,005,251	140,700,965
Nomura Securities International LLC	4.40	06/30/25	07/01/25	1,202,000	1,202,000,000	1,202,146,911	U.S. Government Sponsored Agency Obligation, 0.00% to 7.50%, due 12/20/26 to 6/15/64	2,722,909,028	1,226,041,175
Santander U.S. Capital Market LLC	4.84	06/26/25	07/01/25	43,300	43,300,000	43,329,107	U.S. Government Sponsored Agency Obligation, 0.88% to 6.75%, due 1/15/29 to 1/01/55	44,087,638	44,166,000
Scotia Capital (USA), Inc.	4.73 (a)	06/30/25	08/04/25	90,000	90,000,000	90,413,875	Corporate Debt/Obligation, 3.88% to 9.88%, due 8/15/25 to 12/10/54	98,200,000	98,795,172
TD Securities (USA) LLC	4.41 (a)	06/30/25	07/01/25	498,000	498,000,000	498,061,005	Corporate Debt/Obligation, 1.19% to 12.00%, due 7/23/25 to 4/22/52	517,885,077	524,002,988
	4.43 (a)	06/30/25	07/07/25	445,000	445,000,000	445,383,318	Corporate Debt/Obligation, 3.13% to 7.96%, due 2/01/26 to 11/15/40	457,892,000	467,250,602
	4.63 (a)	06/30/25	08/04/25	86,000	86,000,000	86,387,120	Corporate Debt/Obligation, 4.00% to 14.00%, due 3/15/26 to 6/15/33	97,384,000	98,866,507
	4.43	06/30/25	07/02/25	142,000	142,000,000	142,034,948	Corporate Debt/Obligation, 4.38% to 10.00%, due 4/15/26 to 11/15/66	158,972,075	161,213,745
Total TD Securities (USA) LLC					$ 1,171,000,000				$ 1,251,333,842
Master Portfolio Schedule of Investments
19

Schedule of Investments (unaudited)(continued)
June 30, 2025
Money Market Master Portfolio

Repurchase Agreements (continued)
	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	At Value	Proceeds Including Interest	Position	Original Par	Position Received, at Value
U.S. Bancorp Investments, Inc.	4.42%(a)	06/30/25	07/01/25	$ 410,000	$ 410,000,000	$ 410,050,339	U.S. Treasury Obligation, 0.00% to 4.63%, due 8/05/25 to 2/15/55	$ 406,923,500	$ 418,590,725
Wells Fargo Securities LLC	4.81 (a)	06/30/25	10/08/25	550,000	550,000,000	557,348,611	Corporate Debt/Obligation, 0.00% to 8.25%, due 7/01/25 to 12/31/79	4,438,983,336	583,498,848
					$ 25,528,005,000				$ 26,493,062,219

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)	Traded in a joint account.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Short-Term Securities
Certificates of Deposit	$ —	$ 23,783,818,040	$ —	$ 23,783,818,040
Commercial Paper	—	16,305,452,719	—	16,305,452,719
Corporate Bonds	—	408,807,344	—	408,807,344
Municipal Bonds	—	450,372,000	—	450,372,000
Time Deposits	—	9,572,000,000	—	9,572,000,000
U.S. Treasury Obligations	—	1,697,910,209	—	1,697,910,209
Repurchase Agreements	—	25,528,005,000	—	25,528,005,000
	$—	$77,746,365,312	$—	$77,746,365,312
See notes to financial statements.
20
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
June 30, 2025
Treasury Money Market Master Portfolio
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Short-Term Securities
U.S. Treasury Obligations — 43.3%
U.S. Treasury Bills(a)
4.58%, 07/10/25	$403,737	$ 403,295,693
4.30%, 08/05/25	15,800	15,735,791
4.37%, 08/12/25	9,510	9,462,882
4.32%, 08/26/25	285,718	283,848,740
4.32%, 08/28/25	38,000	37,744,703
4.31%, 09/02/25	484,100	480,549,100
4.27%, 09/04/25	404,000	400,990,120
4.32%, 09/09/25	652,664	647,334,686
4.36%, 09/16/25	124,300	123,172,737
4.24%, 09/18/25	66,275	65,679,436
4.35%, 09/23/25	216,800	214,660,565
4.26%, 09/25/25	44,863	44,415,773
4.34%, 10/14/25	253,465	250,344,820
4.31%, 10/28/25	305,000	300,771,139
4.23%, 10/30/25	396,825	391,383,355
4.23%, 11/06/25	77,900	76,768,032
4.29%, 11/20/25	338,665	333,124,740
4.32%, 11/28/25	164,650	161,797,441
4.30%, 12/04/25	139,324	136,818,783
4.30%, 12/11/25	134,715	132,184,003
4.30%, 12/18/25	256,100	251,075,104
4.26%, 12/26/25	466,785	457,357,552
4.26%, 01/02/26	194,530	190,465,782
4.11%, 05/14/26	201,237	194,272,736
4.12%, 06/11/26	134,970	129,873,300
U.S. Treasury Notes
(3-mo. U.S. Treasury Money Market Yield + 0.13%), 4.36%, 07/31/25(b)	489,520	489,519,306
(3-mo. U.S. Treasury Money Market Yield + 0.17%), 4.41%, 10/31/25(b)	598,361	598,352,934
0.38%, 11/30/25 - 01/31/26	88,895	87,184,573
Security	Par (000)	Value
U.S. Treasury Obligations (continued)
U.S. Treasury Notes (continued)
4.25%, 12/31/25	$33,190	$ 33,194,168
(3-mo. U.S. Treasury Money Market Yield + 0.25%), 4.49%, 01/31/26(b)	107,975	107,975,000
0.50%, 02/28/26	13,500	13,186,281
4.63%, 02/28/26 - 06/30/26	85,210	85,576,890
(3-mo. U.S. Treasury Money Market Yield + 0.15%), 4.39%, 04/30/26(b)	677,677	677,673,112
1.63%, 05/15/26	31,975	31,321,905
0.88%, 06/30/26	9,560	9,257,008
(3-mo. U.S. Treasury Money Market Yield + 0.18%), 4.42%, 07/31/26(b)	201,690	201,574,792
(3-mo. U.S. Treasury Money Market Yield + 0.21%), 4.48%, 10/31/26(b)	481,395	481,395,000
(3-mo. U.S. Treasury Money Market Yield + 0.10%), 4.34%, 01/31/27(b)	173,225	173,225,188
(3-mo. U.S. Treasury Money Market Yield + 0.16%), 4.40%, 04/30/27(b)	857,410	857,486,902
Total Short-Term Securities —43.3% (Cost: $9,580,050,072)		9,580,050,072
Total Repurchase Agreements — 54.3% (Cost: $11,991,000,000)		11,991,000,000
Total Investments — 97.6% (Cost: $21,571,050,072(c))		21,571,050,072
Other Assets Less Liabilities — 2.4%		539,276,139
Net Assets — 100.0%		$ 22,110,326,211

(a)	Rates are the current rate or a range of current rates as of period end.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Cost for U.S. federal income tax purposes.
Repurchase Agreements
	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	At Value	Proceeds Including Interest	Position	Original Par	Position Received, at Value
Bank of Nova Scotia	4.41%	06/30/25	07/01/25	$ 75,000	$ 75,000,000	$ 75,009,188	U.S. Treasury Obligation, 0.38% to 4.75%, due 7/15/27 to 11/15/53	$ 84,202,300	$ 76,509,428
Barclays Bank PLC	4.35	06/30/25	07/01/25	1,000,000	1,000,000,000	1,000,120,833	U.S. Treasury Obligation, 0.38% to 4.25%, due 10/31/26 to 8/15/53	1,011,755,900	1,020,000,001
	4.39	06/30/25	07/01/25	750,000	750,000,000	750,091,458	U.S. Treasury Obligation, 3.00% to 4.38%, due 12/31/25 to 2/15/48	757,240,800	765,000,028
Total Barclays Bank PLC					$ 1,750,000,000				$ 1,785,000,029
BNP Paribas S.A.	4.39	06/30/25	07/01/25	15,000	15,000,000	15,001,829	U.S. Treasury Obligation, 0.00% to 4.88%, due 9/23/25 to 11/15/54	15,479,600	15,300,080
	4.39	06/30/25	07/01/25	90,000	90,000,000	90,010,975	U.S. Treasury Obligation, 0.13% to 4.25%, due 5/31/26 to 2/15/31	102,156,400	91,800,001
Total BNP Paribas S.A.					$ 105,000,000				$ 107,100,081
BofA Securities, Inc.	4.39	06/30/25	07/01/25	5,000	5,000,000	5,000,610	U.S. Treasury Obligation, 0.00% to 2.00%, due 2/15/37 to 2/15/50	16,309,200	5,100,001
Master Portfolio Schedule of Investments
21

Schedule of Investments (unaudited)(continued)
June 30, 2025
Treasury Money Market Master Portfolio

Repurchase Agreements (continued)
	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	At Value	Proceeds Including Interest	Position	Original Par	Position Received, at Value
Citigroup Global Markets, Inc.(a)	4.39%	06/30/25	07/01/25	$ 260,000	$ 260,000,000	$ 260,031,706	U.S. Treasury Obligation, 1.50% to 3.75%, due 1/31/27 to 4/30/27	$ 271,836,430	$ 265,200,064
	4.39	06/30/25	07/01/25	1,000	1,000,000	1,000,122	U.S. Treasury Obligation, 3.88%, due 1/15/26	1,003,600	1,020,026
	4.39	06/30/25	07/01/25	1,000,000	1,000,000,000	1,000,121,944	U.S. Treasury Obligation, 4.13% to 4.38%, due 11/30/26 to 11/30/28	1,000,328,500	1,020,000,057
Total Citigroup Global Markets, Inc.					$ 1,261,000,000				$ 1,286,220,147
Credit Agricole Corp.	4.39	06/30/25	07/01/25	450,000	450,000,000	450,054,875	U.S. Treasury Obligation, 4.25% to 4.63%, due 2/15/54 to 5/15/54	484,608,750	459,000,034
	4.39	06/30/25	07/01/25	5,000	5,000,000	5,000,610	U.S. Treasury Obligation, 3.50%, due 1/31/28	5,056,300	5,100,031
	4.39	06/30/25	07/01/25	45,000	45,000,000	45,005,488	U.S. Treasury Obligation, 4.13%, due 11/15/32	45,491,800	45,900,009
Total Credit Agricole Corp.					$ 500,000,000				$ 510,000,074
Deutsche Bank Securities, Inc.	4.38	06/30/25	07/01/25	505,000	505,000,000	505,061,442	U.S. Treasury Obligation, 3.00% to 4.75%, due 5/15/40 to 8/15/48	563,971,700	515,100,021
Federal Reserve Bank of New York	4.25	06/30/25	07/01/25	2,000,000	2,000,000,000	2,000,236,111	U.S. Treasury Obligation, 0.63%, due 5/15/30	2,327,945,100	2,000,236,194
Fixed Income Clearing Corporation - BNP	4.39	06/30/25	07/01/25	750,000	750,000,000	750,091,458	U.S. Treasury Obligation, 0.00% to 6.63%, due 7/15/25 to 5/15/53	759,201,800	765,000,000
Fixed Income Clearing Corporation - BNYM	4.39	06/30/25	07/01/25	750,000	750,000,000	750,091,458	U.S. Treasury Obligation, 0.00% to 4.63%, due 7/15/25 to 6/30/26	763,085,000	765,000,095
Fixed Income Clearing Corporation - JPM	4.39	06/30/25	07/01/25	750,000	750,000,000	750,091,458	U.S. Treasury Obligation, 0.63% to 1.88%, due 1/15/26 to 2/15/41	607,627,700	765,000,047
Fixed Income Clearing Corporation - SSB	4.40	06/30/25	07/01/25	1,000,000	1,000,000,000	1,000,122,222	U.S. Treasury Obligation, 0.00% to 4.63%, due 9/23/25 to 5/15/49	1,031,083,700	1,022,471,408
Fixed Income Clearing Corporation - WFBK	4.39	06/30/25	07/01/25	1,500,000	1,500,000,000	1,500,182,917	U.S. Treasury Obligation, 0.50% to 5.00%, due 8/15/26 to 11/15/53	1,721,764,600	1,530,000,098
HSBC Securities (USA), Inc.	4.39 (b)	06/30/25	07/01/25	225,000	225,000,000	225,027,438	U.S. Treasury Obligation, 0.00% to 2.88%, due 8/15/26 to 2/15/54	352,901,027	229,500,001
Natixis SA	4.39	06/30/25	07/01/25	5,000	5,000,000	5,000,610	U.S. Treasury Obligation, 0.00% to 4.00%, due 9/04/25 to 5/15/49	5,043,800	5,100,096
	4.39 (b)	06/30/25	07/01/25	100,000	100,000,000	100,012,194	U.S. Treasury Obligation, 0.00% to 4.75%, due 9/23/25 to 5/15/55	110,693,500	102,000,003
Total Natixis SA					$ 105,000,000				$ 107,100,099
Royal Bank of Canada	4.40	06/30/25	07/01/25	500,000	500,000,000	500,061,111	U.S. Treasury Obligation, 0.13% to 4.48%, due 1/31/26 to 2/15/51	497,193,000	510,000,094
22
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
Treasury Money Market Master Portfolio

Repurchase Agreements (continued)
	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	At Value	Proceeds Including Interest	Position	Original Par	Position Received, at Value
Societe Generale SA	4.39%	06/30/25	07/01/25	$ 105,000	$ 105,000,000	$ 105,012,804	U.S. Treasury Obligation, 3.13% to 4.75%, due 11/15/42 to 11/15/53	$ 115,830,600	$ 107,100,024
	4.40	06/30/25	07/01/25	100,000	100,000,000	100,012,222	U.S. Treasury Obligation, 3.13% to 4.63%, due 5/15/44 to 5/15/48	129,785,400	102,000,054
Total Societe Generale SA					$ 205,000,000				$ 209,100,078
TD Securities (USA) LLC	4.40	06/30/25	07/01/25	5,000	5,000,000	5,000,611	U.S. Treasury Obligation, 4.63%, due 5/15/54	5,268,000	5,100,063
					$ 11,991,000,000				$ 12,193,537,958

(a)	Traded in a joint account.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Short-Term Securities
U.S. Treasury Obligations	$ —	$ 9,580,050,072	$ —	$ 9,580,050,072
Repurchase Agreements	—	11,991,000,000	—	11,991,000,000
	$—	$21,571,050,072	$—	$21,571,050,072
See notes to financial statements.
Master Portfolio Schedule of Investments
23

Statements of Assets and Liabilities (unaudited)
June 30, 2025

	Money Market Master Portfolio	Treasury Money Market Master Portfolio
ASSETS
Investments, at value — unaffiliated(a)	$ 52,218,360,312	$ 9,580,050,072
Cash	2,508,670,092	1,002,539,045
Repurchase agreements, at value(b)	25,528,005,000	11,991,000,000
Receivables:
Interest — unaffiliated	262,947,452	29,333,846
Total assets	80,517,982,856	22,602,922,963
LIABILITIES
Payables:
Investments purchased	314,835,117	491,236,921
Investment advisory fees	4,500,624	1,254,380
Trustees’ fees	55,161	64,866
Professional fees	201,464	40,585
Total liabilities	319,592,366	492,596,752
Commitments and contingent liabilities
NET ASSETS	$ 80,198,390,490	$ 22,110,326,211
NET ASSETS CONSIST OF
Investors’ capital	$ 80,188,119,436	$ 22,110,326,211
Net unrealized appreciation (depreciation)	10,271,054	—
NET ASSETS	$ 80,198,390,490	$ 22,110,326,211
(a) Investments, at cost—unaffiliated	$52,208,089,258	$9,580,050,072
(b) Repurchase agreements, at cost	$25,528,005,000	$11,991,000,000
See notes to financial statements.
24
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Operations (unaudited)
Six Months Ended June 30, 2025

	Money Market Master Portfolio	Treasury Money Market Master Portfolio
INVESTMENT INCOME
Interest — unaffiliated	$1,682,883,076	$452,856,937
Total investment income	1,682,883,076	452,856,937
EXPENSES
Investment advisory	36,856,363	10,336,111
Trustees	137,129	91,832
Professional	6,494	6,496
Miscellaneous	95,635	19,760
Total expenses	37,095,621	10,454,199
Less:
Fees waived and/or reimbursed by the Manager	(11,200,378)	(3,199,112)
Total expenses after fees waived and/or reimbursed	25,895,243	7,255,087
Net investment income	1,656,987,833	445,601,850
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from:
Investments — unaffiliated	126,077	611,539
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(6,658,833)	—
Net realized and unrealized gain (loss)	(6,532,756)	611,539
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,650,455,077	$446,213,389
See notes to financial statements.
Master Portfolio Statements of Operations
25

Statements of Changes in Net Assets

	Money Market Master Portfolio		Treasury Money Market Master Portfolio
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$1,656,987,833	$3,700,063,122	$445,601,850	$1,242,326,058
Net realized gain	126,077	646,718	611,539	2,081,108
Net change in unrealized appreciation (depreciation)	(6,658,833)	(5,649,054)	—	—
Net increase in net assets resulting from operations	1,650,455,077	3,695,060,786	446,213,389	1,244,407,166
CAPITAL TRANSACTIONS
Proceeds from contributions	243,381,385,309	398,900,161,154	208,903,645,988	378,268,942,158
Value of withdrawals	(233,188,459,329)	(396,482,732,319)	(209,376,892,463)	(381,428,414,353)
Net increase (decrease) in net assets derived from capital transactions	10,192,925,980	2,417,428,835	(473,246,475)	(3,159,472,195)
NET ASSETS
Total increase (decrease) in net assets	11,843,381,057	6,112,489,621	(27,033,086)	(1,915,065,029)
Beginning of period	68,355,009,433	62,242,519,812	22,137,359,297	24,052,424,326
End of period	$80,198,390,490	$68,355,009,433	$22,110,326,211	$22,137,359,297
See notes to financial statements.
26
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights
(unaudited)

Money Market Master Portfolio
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Total Return
Total return	2.24%(a)	5.45%	5.40%	1.81%	0.11%	0.82%
Ratios to Average Net Assets
Total expenses	0.10%(b)	0.10%	0.10%	0.10%	0.10%	0.10%
Total expenses after fees waived and/or reimbursed	0.07%(b)	0.07%	0.07%	0.07%	0.07%	0.07%
Net investment income	4.50%(b)	5.34%	5.23%	1.85%	0.13%	0.77%
Supplemental Data
Net assets, end of period (000)	$80,198,390	$68,355,009	$62,242,520	$74,621,618	$65,672,660	$60,604,344

(a)	Not annualized.
(b)	Annualized.
See notes to financial statements.
Master Portfolio Financial Highlights
27

Financial Highlights
(unaudited) (continued)

Treasury Money Market Master Portfolio
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Total Return
Total return	2.16%(a)	5.26%	5.10%	1.60%	0.03%	0.45%
Ratios to Average Net Assets
Total expenses	0.10%(b)	0.10%	0.10%	0.10%	0.10%	0.10%
Total expenses after fees waived and/or reimbursed	0.07%(b)	0.07%	0.07%	0.07%	0.06%	0.07%
Net investment income	4.31%(b)	5.11%	5.01%	1.59%	0.01%	0.37%
Supplemental Data
Net assets, end of period (000)	$22,110,326	$22,137,359	$24,052,424	$19,944,280	$24,544,723	$21,158,682

(a)	Not annualized.
(b)	Annualized.
See notes to financial statements.
28
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited)

1.
ORGANIZATION
Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. MIP is organized as a Delaware statutory trust. The financial statements and these accompanying notes relate to two series of MIP: Money Market Master Portfolio and Treasury Money Market Master Portfolio (each, a “Master Portfolio” and together, the “Master Portfolios”). Each Master Portfolio is classified as diversified.
Treasury Money Market Master Portfolio operates as a “government money market fund” under Rule 2a-7 under the 1940 Act. The Master Portfolio is not subject to discretionary liquidity fees.
With respect to Money Market Master Portfolio, the Board of Trustees of MIP (the “Board”), or its delegate, must impose a mandatory liquidity fee upon the sale of shares if the Money Market Master Portfolio’s net redemptions on any business day exceed 5% of the Money Market Master Portfolio’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The Board, or its delegate, may also impose a discretionary liquidity fee of up to 2% upon the value of shares redeemed, at certain times, if such fee is determined to be in the best interests of such Master Portfolio.
The Master Portfolios, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Cash: The Master Portfolios may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Master Portfolios may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Master Portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Liquidity Fees: Any liquidity fees imposed on the value of shares redeemed are recorded as paid-in-capital. The liquidity fees are collected and retained by Money Market Master Portfolio for the benefit of Money Market Master Portfolio’s remaining shareholders.
Indemnifications: In the normal course of business, a Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. A Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Master Portfolio, which cannot be predicted with any certainty.
Other:  Expenses directly related to a Master Portfolio are charged to that Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Master Portfolios’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each Master Portfolio. The CODM has concluded that each Master Portfolio operates as a single operating segment since each Master Portfolio has a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Master Portfolios’ financial statements.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies (Money Market Master Portfolio):  The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Master Portfolio is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of the Master Portfolio’s Manager as the valuation designee for the Master Portfolio. The Master Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Investment Valuation Policies (Treasury Money Market Master Portfolio):  U.S. GAAP defines fair value as the price the Master Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolio’s investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased
Master Portfolio Notes to Financial Statements
29

Notes to Financial Statements (unaudited) (continued)

and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. The Master Portfolio seeks to maintain the net asset value ("NAV") per share of its feeder funds at $1.00, although there is no assurance that it will be able to do so on a continuing basis.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Money Market Master Portfolio’s assets and liabilities:
•Investments are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.
•Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
•Repurchase agreements are valued at amortized cost, which approximates market value.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that each Master Portfolio has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain eligible collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Repurchase agreements may be traded bilaterally, in a tri-party arrangement or may be centrally cleared through a sponsoring agent. Subject to the custodial undertaking associated with a tri-party repurchase arrangement and for centrally cleared repurchase agreements, a third-party custodian maintains accounts to hold collateral for a fund and its counterparties. Typically, a fund and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or the fund, respectively. The Master Portfolios, along with other registered investment companies advised by the Manager, may transfer uninvested cash into a single joint trading account which is then invested in one or more repurchase agreements.
In the event the counterparty defaults and the fair value of the collateral declines, a fund could experience losses, delays and costs in liquidating the collateral.
Repurchase agreements are entered into by a fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits a fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the fund receives collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the fund would recognize a liability with respect to such excess collateral.  The liability reflects a fund’s obligation under bankruptcy law to return the excess to the counterparty.
5.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: MIP, on behalf of each Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolios’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of each Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Master Portfolio.
For such services, each Master Portfolio pays the Manager a monthly fee at an annual rate equal to 0.10% of the average daily value of each Master Portfolio’s net assets.
30
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

Administration: MIP, on behalf of each Master Portfolio, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL”), BAL has agreed to provide general administrative services (other than investment advice and related portfolio activities). BAL has agreed to bear all of the Master Portfolios’ ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by each Master Portfolio. BAL may delegate certain of its administration duties to sub-administrators.
BAL is not entitled to compensation for providing administrative services to the Master Portfolios, for so long as BAL (or an affiliate) is entitled to compensation for providing administrative services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolios, or BAL (or an affiliate) receives investment advisory fees from the Master Portfolios.
With respect to Money Market Master Portfolio, the Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of the Master Portfolio for which BIL acts as Sub-Adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Master Portfolio to the Manager.
Expense Waivers and Reimbursements:  The Manager contractually agreed to waive a portion of its investment advisory fees equal to the annual rate of 0.03% of the average daily value of each Master Portfolio’s net assets through June 30, 2026. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations.  For the six months ended June 30, 2025, the amounts waived were as follows:
Master Portfolio Name	Fees Waived and/or Reimbursed by the Manager
Money Market Master Portfolio	$ 11,056,755
Treasury Money Market Master Portfolio	3,100,784
The Manager and BAL have also voluntarily agreed to waive a portion of their respective investment advisory and administration fees to enable the feeders that invest in the Master Portfolios to maintain minimum levels of daily net investment income, if applicable. The Manager and BAL may discontinue the waiver at any time. For the six months ended June 30, 2025, there were no fees waived and/or reimbursed by the Manager under this agreement.
The fees and expenses of the MIP’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Master Portfolios’ independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolios. The Manager has contractually agreed to reimburse the Master Portfolios or provide an offsetting credit against the investment advisory fees paid by the Master Portfolios in an amount equal to these independent expenses through June 30, 2026. These amounts waived are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended June 30, 2025, the amounts waived were as follows:
Master Portfolio Name	Fees Waived and/or Reimbursed by the Manager
Money Market Master Portfolio	$ 143,623
Treasury Money Market Master Portfolio	98,328
Interfund Lending: Prior to March 3, 2025, in accordance with an exemptive order (the “Order”) from the SEC, the Master Portfolios could participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Master Portfolio’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
During the period ended March 3, 2025, the Master Portfolios did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of MIP are directors and/or officers of BlackRock or its affiliates.
6.
INCOME TAX INFORMATION
Treasury Money Market Master Portfolio is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.
Treasury Money Market Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Treasury Money Market Master Portfolio as of June 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Master Portfolio’s NAV.
Master Portfolio Notes to Financial Statements
31

Notes to Financial Statements (unaudited) (continued)

Money Market Master Portfolio is disregarded as an entity separate from its owner for tax purposes. As such, the owner of the Master Portfolio is treated as the owner of the net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so the owner of the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.
7.
PRINCIPAL RISKS
In the normal course of business, the Master Portfolios invest in securities or other instruments and may enter into certain transactions, and such activities subject each Master Portfolio to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Master Portfolios and their investments.  Each Master Portfolio’s prospectus provides details of the risks to which each Master Portfolio is subject.
Certain obligations held by the Money Market Master Portfolio have a credit enhancement or liquidity feature that may, under certain circumstances, provide for repayment of principal and interest on the obligation when due. These enhancements, which may include letters of credit, stand-by bond purchase agreements and/or third-party insurance, are issued by financial institutions. The value of the obligations may be affected by changes in creditworthiness of the entities that provide the credit enhancements or liquidity features. The Money Market Master Portfolio monitors its exposure by reviewing the creditworthiness of the issuers, as well as the financial institutions issuing the credit enhancements and by limiting the amount of holdings with credit enhancements from one financial institution.
Certain affiliates indirectly invest in the Master Portfolios through the SL Agency Shares of BlackRock Cash Funds. As of period end, these affiliated investors represent a significant portion of the net assets of Money Market Master Portfolio and Treasury Money Market Master Portfolio.
Market Risk:  Each  Master Portfolio may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each  Master Portfolio to reinvest in lower yielding securities. Each  Master Portfolio   may also be exposed to reinvestment risk, which is the risk that income from each  Master Portfolio’s portfolio will decline if each Master Portfolio invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each  Master Portfolio portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Valuation Risk: The price the Money Market Master Portfolio could receive upon the sale of any particular portfolio investment may differ from the Money Market Master Portfolio’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Money Market Master Portfolio’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Money Market Master Portfolio, and the Money Market Master Portfolio could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Master Portfolios may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Master Portfolios manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolios to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolios’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Master Portfolios.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Master Portfolio’s portfolio are disclosed in its Schedule of Investments.
The Master Portfolios invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Master Portfolios may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Master Portfolios’ performance.
The Master Portfolios invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future
32
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Master Portfolios invest.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
8.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Master Portfolios through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Master Portfolio Notes to Financial Statements
33

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Each of BAL and BFA has contractually agreed to reimburse, or provide offsetting credits to, the Funds/Master Portfolios for the Funds’/Master Portfolios’ allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Funds/Master Portfolios may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds/Master Portfolios and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
Fund and/or MIP Service Providers
Investment Adviser
BlackRock Fund Advisors
San Francisco, CA 94105
Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
State Street Bank and Trust Company
North Quincy, MA 02171
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Trust/MIP
400 Howard Street
San Francisco, CA 94105
34
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

The Board of Trustees of Master Investment Portfolio (the “Master Portfolio”) met on April 22, 2025 (the “April Meeting”) and May 20-21, 2025 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the Master Portfolio, on behalf of Money Market Master Portfolio and Treasury Money Market Master Portfolio (each, a “Master Fund” and collectively, the “Master Funds”) and BlackRock Fund Advisors (the “Manager” or “BlackRock”), each Master Portfolio’s investment advisor. Board of Trustees of Master Investment Portfolio also considered the approval to continue the sub-advisory agreement between the Manager and BlackRock International Limited (the “Sub-Advisor”) with respect to Money Market Master Portfolio (the “Sub-Advisory Agreement”).
BlackRock Cash Funds: Institutional and BlackRock Cash Funds: Treasury (each, a “Feeder Fund” and collectively, the “Feeder Funds”), each a series of BlackRock Funds III (the “Feeder Trust”), is a “feeder” fund that invests all of its investable assets in the corresponding Master Fund. Accordingly, the Board of Trustees of the Feeder Trust also considered the approval of (i) the Agreement with respect to each Master Fund; and (ii) the Sub-Advisory Agreement with respect to Money Market Master Portfolio.
For simplicity: (a) the Board of Trustees of the Master Portfolio and the Board of Trustees of the Feeder Trust are referred to herein collectively as the “Board”, and the members are referred to as “Board Members”; (b) the shareholders of each Feeder Fund and the interest holders of each Master Fund are referred to as “shareholders”; (c) the Money Market Master Portfolio and BlackRock Cash Funds: Institutional are referred to herein together as the “Cash Funds: Institutional Fund”; (d) the Treasury Money Market Master Portfolio and BlackRock Cash Funds: Treasury are referred to herein together as the “Cash Funds: Treasury Fund”; and (e) the Master Funds and the Feeder Funds are referred to herein together as the “Funds” and each individually, as a “Fund”.  The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for the Master Portfolio on an annual basis. The Board Members who are not “interested persons” of the Master Portfolio, as defined in the 1940 Act, are considered independent Board Members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Master Portfolio, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, as well as numerous ad hoc meetings and executive sessions throughout the year, as needed.  The committees of the Board similarly met throughout the year. The Board also held the April Meeting to consider specific information regarding the renewal of the Agreements.  In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to each Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of each Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to each Master Fund, each Feeder Fund and their shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Fund for services; (c) the Funds’ operating expenses and how BlackRock allocates expenses to each Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Funds’ investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Funds’ adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Funds’ valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to each Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper Classification or Morningstar category, regarding fees and expenses of each Fund, as applicable, as compared with a peer group of funds as determined by Broadridge (“Expense Peers”), and the investment performance of each Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers, and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with each Fund; (g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding the Feeder Funds’ shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s, the Funds’ operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements, and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting, and such responses were reviewed by the Board Members.
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
35

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with each Fund; (d) the Funds’ fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with each Fund; and (g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of portfolio holdings of each Master Fund.  The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board.  The Board evaluated the information available to it on a fund-by-fund basis.  The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision.  The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund.  Throughout the year, the Board compared each Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable.  The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers.  The Board also reviewed the materials provided by the Funds’ portfolio management team discussing the Funds’ performance and the Funds’ investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of the Funds’ portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Master Funds’ portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
 In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund.  BlackRock and its affiliates provide each Fund with certain administrative, shareholder and other services (in addition to any such services provided to each Fund by third parties) and officers and other personnel as are necessary for the operations of each Fund.  In particular, BlackRock and its affiliates provide each Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third party service providers including, among others, the custodian, fund accountant, transfer agent, and auditor for each Fund, as applicable; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and  (viii) performing or managing administrative functions necessary for the operation of each Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Feeder Funds’ distribution partners, and shareholder call center and other services.  The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board also considered the operation of BlackRock’s business continuity plans.
The Board noted that the engagement of the Sub-Advisor with respect to Money Market Master Portfolio facilitates the provision of investment advice and trading by investment personnel out of non-U.S. jurisdictions. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit Money Market Master Portfolio and its shareholders.
B.  The Investment Performance of each Fund
The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund, as applicable, throughout the year and at the April Meeting.  The Board noted that each Feeder Fund’s investment results correspond directly to the investment results of each Master Fund. The Board was provided with Fund performance reporting and analysis, relative to the applicable performance metrics, by BlackRock throughout the year and at the April Meeting. In preparation for the April Meeting, the Board was also provided with reports independently prepared by Broadridge, which included an analysis of each Fund’s performance as of December 31, 2024, as compared to its Performance Peers.  Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to its Performance Peers and a weighted average benchmark of similar funds, as defined by BlackRock (“Benchmark Weighted Average”). The Board and its Performance Oversight Committee regularly review, and meet with Fund management to discuss, the performance of each Fund throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies).  Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results.  The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could have the ability to disproportionately affect long-term performance.
36
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

In addition to reviewing each Fund’s performance and current yield, the Board also reviews the liquidity, duration, credit quality and other risk factors of the pertinent Fund’s portfolio. The Board noted that for each of the one- and three-year periods reported, each Fund outperformed its Benchmark Weighted Average. The Board noted that BlackRock believes that the Benchmark Weighted Average is an appropriate performance metric for the Funds, and that BlackRock has explained its rationale for this belief to the Board.
C.  Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with each Fund
The Board, including the Independent Board Members, reviewed the Funds’ contractual management fee rate compared with those of the Funds’ Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Funds’ total expense ratio, as well as the Funds’ actual management fee rate, to those of the Funds’ Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for each Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board also noted that while it found the expense comparison provided by Broadridge generally useful, it recognized that the comparison is subject to Broadridge’s defined peer selection criteria and methodology. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
 The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund.  The Board reviewed BlackRock’s estimated profitability with respect to each Fund, as applicable, and other funds the Board currently oversees for the year ended December 31, 2024 compared to available aggregate estimated profitability data provided for the prior two years.  The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates.  The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products.  The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized the limitations of calculating and comparing profitability at the individual fund level.
The Board received and reviewed statements relating to BlackRock’s financial condition.  The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of BlackRock’s technology business, BlackRock’s expense management, and the relative product mix. The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing each Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that Cash Funds: Institutional Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and the Fund’s total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers.
The Board noted that Cash Funds: Treasury Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and the Fund’s total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers.
The Board also noted that BlackRock and the Board have contractually agreed to waive a portion of the advisory fees for each Fund. The Board further noted that BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate each Fund for certain other fees and expenses.
D.  Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit each Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.
E.  Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with each Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to each Fund, including for administrative, distribution, securities lending and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
37

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the mutual fund marketplace, and that shareholders are able to redeem their Feeder Fund shares if they believe that the Funds’ fees and expenses are too high or if they are dissatisfied with the performance of a Fund, as applicable.
Conclusion
At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board of the Master Portfolio, including the Independent Board Members, unanimously approved the continuation of (i) the Advisory Agreement between the Manager and the Master Portfolio, on behalf of each Master Fund; and (ii) the Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to Money Market Master Portfolio, each for a one-year term ending June 30, 2026.  Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, (i) the Board of the Master Portfolio, including the Independent Board Members, was satisfied that the terms of (a) the Agreements, with respect to the Money Market Master Portfolio; and (b) the Advisory Agreement, with respect to Treasury Money Market Master Portfolio were fair and reasonable and in the best interest of each Master Fund and its shareholders; and (ii) the Board of the Feeder Trust, including the Independent Board Members, also considered the continuation of (a) the Agreements, with respect to Money Market Master Portfolio; and (b) the Advisory Agreement, with respect to Treasury Money Market Master Portfolio and found the Agreements to be satisfactory. In arriving at its decision to approve the Agreements, the Board of the Master Portfolio did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered.  The Independent Board Members were advised by independent legal counsel throughout the deliberative process.
38
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
CR	Custodian Receipt
RB	Revenue Bonds
SOFR	Secured Overnight Financing Rate
VRDN	Variable Rate Demand Note
Glossary of Terms Used in these Financial Statements
39

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. You could lose money by investing in the Funds. Because the share price of BlackRock Cash Funds: Institutional will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. BlackRock Cash Funds: Institutional may impose a fee upon sale of your shares and generally must impose a fee when net sales of Fund shares exceed certain levels. Although BlackRock Cash Funds: Treasury seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Funds is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor is not required to reimburse the Funds for losses, and you should not expect that the sponsor will provide financial support to the Funds at any time, including during periods of market stress. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 626-1960. The Funds’ current 7-day yield more closely reflects the current earnings of the Funds than the total returns quoted. Statements and other information herein are as dated and are subject to change.

June 30, 2025
2025 Semi-Annual Financial Statements and Additional Information (Unaudited)

BlackRock Funds III
• iShares S&P 500 Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2

Derivative Financial Instruments
The S&P 500 Index Master Portfolio (the "Master Portfolio") may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Master Portfolio must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Master Portfolio’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Master Portfolio can realize on an investment and/or may result in lower distributions paid to shareholders. The Master Portfolio’s investments in these instruments, if any, are discussed in detail in the Master Portfolio Notes to Financial Statements.
iShares S&P 500 Index Fund
Derivative Financial Instruments
3

Statement of Assets and Liabilities (unaudited)
June 30, 2025

iShares S&P 500 Index Fund
ASSETS
Investments, at value — Master Portfolio	$ 49,548,467,850
Receivables:
Capital shares sold	99,070,377
Withdrawals from the Master Portfolio	9,003,369
Total assets	49,656,541,596
LIABILITIES
Payables:
Administration fees	1,237,726
Capital gains distributions	5,066,753
Capital shares redeemed	108,073,746
Income dividend distributions	30,914,381
Professional fees	5,715
Service and distribution fees	1,154,258
Total liabilities	146,452,579
Commitments and contingent liabilities
NET ASSETS	$ 49,510,089,017
NET ASSETS CONSIST OF
Paid-in capital	$ 18,615,889,268
Accumulated earnings	30,894,199,749
NET ASSETS	$ 49,510,089,017
4
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Statement of Assets and Liabilities (unaudited) (continued)
June 30, 2025

iShares S&P 500 Index Fund
NET ASSET VALUE
Institutional
Net assets	$ 6,609,922,665
Shares outstanding	9,108,317
Net asset value	$ 725.70
Shares authorized	Unlimited
Par value	No par value
Service
Net assets	$ 847,706,583
Shares outstanding	1,168,378
Net asset value	$ 725.54
Shares authorized	Unlimited
Par value	No par value
Investor A
Net assets	$ 3,286,717,296
Shares outstanding	4,529,899
Net asset value	$ 725.56
Shares authorized	Unlimited
Par value	No par value
Investor P
Net assets	$ 2,002,663,376
Shares outstanding	2,762,899
Net asset value	$ 724.84
Shares authorized	Unlimited
Par value	No par value
Class G
Net assets	$ 17,878,180,218
Shares outstanding	24,629,982
Net asset value	$ 725.87
Shares authorized	Unlimited
Par value	No par value
Class K
Net assets	$ 18,884,898,879
Shares outstanding	26,016,426
Net asset value	$ 725.88
Shares authorized	Unlimited
Par value	No par value
See notes to financial statements.
Fund Statement of Assets and Liabilities
5

Statement of Operations (unaudited)
Six Months Ended June 30, 2025

iShares S&P 500 Index Fund
INVESTMENT INCOME
Net investment income allocated from the Master Portfolio:
Dividends — unaffiliated	$295,374,037
Dividends — affiliated	5,962,443
Interest — unaffiliated	234,470
Securities lending income — affiliated — net	280,411
Foreign taxes withheld	(1,675,254)
Expenses	(2,430,605)
Fees waived	213,971
Total investment income	297,959,473
FUND EXPENSES
Administration — class specific	7,191,491
Service — class specific	6,777,679
Professional	5,709
Miscellaneous	9,385
Total expenses	13,984,264
Less:
Fees waived and/or reimbursed by the Administrator	(5,709)
Total expenses after fees waived and/or reimbursed	13,978,555
Net investment income	283,980,918
REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED FROM THE MASTER PORTFOLIO
Net realized gain (loss) from:
Investments — unaffiliated	(243,274)
Investments — affiliated	48,029,621
Futures contracts	8,434,904
56,221,251
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	2,704,430,431
Investments — affiliated	(45,418,502)
Futures contracts	5,765,042
2,664,776,971
Net realized and unrealized gain	2,720,998,222
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,004,979,140
See notes to financial statements.
6
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	iShares S&P 500 Index Fund
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$283,980,918	$540,213,865
Net realized gain	56,221,251	80,168,215
Net change in unrealized appreciation (depreciation)	2,664,776,971	8,416,695,698
Net increase in net assets resulting from operations	3,004,979,140	9,037,077,778
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(40,195,301)	(88,012,555)
Service	(4,672,149)	(10,200,602)
Investor A	(16,212,377)	(36,082,569)
Investor P	(9,877,151)	(21,173,036)
Class G	(113,959,395)	(212,620,915)
Class K	(121,379,729)	(251,672,173)
Decrease in net assets resulting from distributions to shareholders	(306,296,102)	(619,761,850)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	924,203,291	2,004,497,522
NET ASSETS
Total increase in net assets	3,622,886,329	10,421,813,450
Beginning of period	45,887,202,688	35,465,389,238
End of period	$49,510,089,017	$45,887,202,688

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Fund Statements of Changes in Net Assets
7

Financial Highlights
(For a share outstanding throughout each period)

	iShares S&P 500 Index Fund
	Institutional
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$687.93	$558.73	$449.87	$560.36	$444.18	$382.63
Net investment income(a)	4.11	8.07	7.75	7.27	6.59	6.59
Net realized and unrealized gain (loss)	38.08	130.38	109.17	(109.03)	119.44	62.05
Net increase (decrease) from investment operations	42.19	138.45	116.92	(101.76)	126.03	68.64
Distributions(b)
From net investment income	(4.04)	(8.15)	(7.70)	(7.25)	(6.65)	(6.60)
From net realized gain	(0.38)	(1.10)	(0.36)	(1.48)	(3.20)	(0.49)
Return of capital	—	—	—	(0.00)(c)	—	—
Total distributions	(4.42)	(9.25)	(8.06)	(8.73)	(9.85)	(7.09)
Net asset value, end of period	$725.70	$687.93	$558.73	$449.87	$560.36	$444.18
Total Return(d)
Based on net asset value	6.16%(e)	24.86%	26.16%	(18.18)%	28.56%	18.34%
Ratios to Average Net Assets(f)(g)(h)
Total expenses	0.10%(i)	0.10%	0.10%	0.10%	0.10%	0.10%
Total expenses after fees waived and/or reimbursed	0.10%(i)	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income	1.22%(i)	1.27%	1.54%	1.51%	1.30%	1.73%
Supplemental Data
Net assets, end of period (000)	$6,609,923	$6,153,378	$5,496,007	$4,569,115	$5,536,376	$4,143,093
Portfolio turnover rate of the Master Portfolio	7%	9%	10%	13%	6%	5%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(g)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
See notes to financial statements.
8
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares S&P 500 Index Fund (continued)
	Service
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$687.79	$558.64	$449.82	$560.30	$444.13	$382.60
Net investment income(a)	3.69	7.31	7.16	6.68	5.98	6.10
Net realized and unrealized gain (loss)	38.07	130.33	109.13	(108.99)	119.41	62.12
Net increase (decrease) from investment operations	41.76	137.64	116.29	(102.31)	125.39	68.22
Distributions(b)
From net investment income	(3.63)	(7.39)	(7.11)	(6.69)	(6.02)	(6.20)
From net realized gain	(0.38)	(1.10)	(0.36)	(1.48)	(3.20)	(0.49)
Return of capital	—	—	—	(0.00)(c)	—	—
Total distributions	(4.01)	(8.49)	(7.47)	(8.17)	(9.22)	(6.69)
Net asset value, end of period	$725.54	$687.79	$558.64	$449.82	$560.30	$444.13
Total Return(d)
Based on net asset value	6.10%(e)	24.71%	26.00%	(18.28)%	28.40%	18.21%
Ratios to Average Net Assets(f)(g)(h)
Total expenses	0.22%(i)	0.22%	0.22%	0.22%	0.22%	0.22%
Total expenses after fees waived and/or reimbursed	0.22%(i)	0.22%	0.22%	0.22%	0.22%	0.22%
Net investment income	1.09%(i)	1.15%	1.42%	1.39%	1.19%	1.58%
Supplemental Data
Net assets, end of period (000)	$847,707	$810,398	$696,820	$494,070	$523,050	$584,228
Portfolio turnover rate of the Master Portfolio	7%	9%	10%	13%	6%	5%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(g)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
See notes to financial statements.
Fund Financial Highlights
9

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares S&P 500 Index Fund (continued)
	Investor A
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$687.82	$558.70	$449.87	$560.31	$444.11	$382.52
Net investment income(a)	3.24	6.50	6.48	6.03	5.32	5.66
Net realized and unrealized gain (loss)	38.08	130.29	109.15	(108.95)	119.41	62.03
Net increase (decrease) from investment operations	41.32	136.79	115.63	(102.92)	124.73	67.69
Distributions(b)
From net investment income	(3.20)	(6.57)	(6.44)	(6.04)	(5.33)	(5.61)
From net realized gain	(0.38)	(1.10)	(0.36)	(1.48)	(3.20)	(0.49)
Return of capital	—	—	—	(0.00)(c)	—	—
Total distributions	(3.58)	(7.67)	(6.80)	(7.52)	(8.53)	(6.10)
Net asset value, end of period	$725.56	$687.82	$558.70	$449.87	$560.31	$444.11
Total Return(d)
Based on net asset value	6.03%(e)	24.55%	25.84%	(18.39)%	28.23%	18.04%
Ratios to Average Net Assets(f)(g)(h)
Total expenses	0.35%(i)	0.35%	0.35%	0.35%	0.35%	0.35%
Total expenses after fees waived and/or reimbursed	0.35%(i)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	0.96%(i)	1.02%	1.29%	1.25%	1.06%	1.49%
Supplemental Data
Net assets, end of period (000)	$3,286,717	$3,203,535	$2,651,885	$2,216,470	$2,806,390	$2,579,349
Portfolio turnover rate of the Master Portfolio	7%	9%	10%	13%	6%	5%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(g)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
See notes to financial statements.
10
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares S&P 500 Index Fund (continued)
	Investor P
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$687.15	$558.16	$449.44	$559.78	$443.73	$382.22
Net investment income(a)	3.24	6.49	6.48	6.02	5.32	5.64
Net realized and unrealized gain (loss)	38.04	130.17	109.04	(108.84)	119.30	62.00
Net increase (decrease) from investment operations	41.28	136.66	115.52	(102.82)	124.62	67.64
Distributions(b)
From net investment income	(3.21)	(6.57)	(6.44)	(6.04)	(5.37)	(5.64)
From net realized gain	(0.38)	(1.10)	(0.36)	(1.48)	(3.20)	(0.49)
Return of capital	—	—	—	(0.00)(c)	—	—
Total distributions	(3.59)	(7.67)	(6.80)	(7.52)	(8.57)	(6.13)
Net asset value, end of period	$724.84	$687.15	$558.16	$449.44	$559.78	$443.73
Total Return(d)
Based on net asset value	6.03%(e)	24.55%	25.84%	(18.40)%	28.23%	18.05%
Ratios to Average Net Assets(f)(g)(h)
Total expenses	0.35%(i)	0.35%	0.35%	0.35%	0.35%	0.35%
Total expenses after fees waived and/or reimbursed	0.35%(i)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	0.96%(i)	1.02%	1.29%	1.25%	1.05%	1.48%
Supplemental Data
Net assets, end of period (000)	$2,002,663	$1,899,610	$1,557,633	$1,288,233	$1,667,178	$1,387,865
Portfolio turnover rate of the Master Portfolio	7%	9%	10%	13%	6%	5%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(g)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
See notes to financial statements.
Fund Financial Highlights
11

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares S&P 500 Index Fund (continued)
	Class G
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$688.08	$558.84	$449.94	$560.47	$444.26	$382.71
Net investment income(a)	4.39	8.67	8.18	7.68	7.04	6.93
Net realized and unrealized gain (loss)	38.11	130.39	109.22	(109.05)	119.45	62.05
Net increase (decrease) from investment operations	42.50	139.06	117.40	(101.37)	126.49	68.98
Distributions(b)
From net investment income	(4.33)	(8.72)	(8.14)	(7.68)	(7.08)	(6.94)
From net realized gain	(0.38)	(1.10)	(0.36)	(1.48)	(3.20)	(0.49)
Return of capital	—	—	—	(0.00)(c)	—	—
Total distributions	(4.71)	(9.82)	(8.50)	(9.16)	(10.28)	(7.43)
Net asset value, end of period	$725.87	$688.08	$558.84	$449.94	$560.47	$444.26
Total Return(d)
Based on net asset value	6.21%(e)	24.96%	26.26%	(18.12)%	28.67%	18.45%
Ratios to Average Net Assets(f)(g)(h)
Total expenses	0.01%(i)	0.01%	0.01%	0.01%	0.01%	0.01%
Total expenses after fees waived and/or reimbursed	0.01%(i)	0.01%	0.01%	0.01%	0.01%	0.01%
Net investment income	1.30%(i)	1.36%	1.63%	1.60%	1.39%	1.82%
Supplemental Data
Net assets, end of period (000)	$17,878,180	$15,594,421	$11,417,572	$9,828,084	$10,447,837	$7,378,823
Portfolio turnover rate of the Master Portfolio	7%	9%	10%	13%	6%	5%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(g)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
See notes to financial statements.
12
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares S&P 500 Index Fund (continued)
	Class K
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$688.09	$558.86	$449.96	$560.49	$444.27	$382.72
Net investment income(a)	4.33	8.55	8.10	7.58	6.94	6.86
Net realized and unrealized gain (loss)	38.11	130.39	109.21	(109.04)	119.47	62.05
Net increase (decrease) from investment operations	42.44	138.94	117.31	(101.46)	126.41	68.91
Distributions(b)
From net investment income	(4.27)	(8.61)	(8.05)	(7.59)	(6.99)	(6.87)
From net realized gain	(0.38)	(1.10)	(0.36)	(1.48)	(3.20)	(0.49)
Return of capital	—	—	—	(0.00)(c)	—	—
Total distributions	(4.65)	(9.71)	(8.41)	(9.07)	(10.19)	(7.36)
Net asset value, end of period	$725.88	$688.09	$558.86	$449.96	$560.49	$444.27
Total Return(d)
Based on net asset value	6.20%(e)	24.94%	26.24%	(18.13)%	28.65%	18.42%
Ratios to Average Net Assets(f)(g)(h)
Total expenses	0.03%(i)	0.03%	0.03%	0.03%	0.03%	0.03%
Total expenses after fees waived and/or reimbursed	0.03%(i)	0.03%	0.03%	0.03%	0.03%	0.03%
Net investment income	1.28%(i)	1.34%	1.61%	1.57%	1.37%	1.80%
Supplemental Data
Net assets, end of period (000)	$18,884,899	$18,225,861	$13,645,473	$10,664,731	$12,887,257	$10,359,743
Portfolio turnover rate of the Master Portfolio	7%	9%	10%	13%	6%	5%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(g)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
See notes to financial statements.
Fund Financial Highlights
13

Notes to Financial Statements (unaudited)

1.
ORGANIZATION
BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Trust is organized as a Delaware statutory trust.  iShares S&P 500 Index Fund (the “Fund”) is a series of the Trust.  The Fund is classified as diversified.
The Fund seeks to achieve its investment objective by investing all of its assets in S&P 500 Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”) and an affiliate of the Trust, which has the same investment objective and strategies as the Fund. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s proportionate interest in the net assets of the Master Portfolio. The performance of the Fund is directly affected by the performance of the Master Portfolio. At June 30, 2025, the percentage of the Master Portfolio owned by the Fund was 98.8%. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The Fund offers multiple classes of shares.  All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares.  Institutional, Service and Class K Shares are sold only to certain eligible investors.  Service, Investor A and Investor P Shares bear certain expenses related to shareholder servicing of such shares.  Investor A Shares are generally available through financial intermediaries.  Investor P Shares are only available through registered representatives of an insurance company’s broker-dealer that has entered into an agreement with the Fund’s distributor to offer such shares.  Class G Shares are available only to investors on eligible platforms.  Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.
Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional, Service, Investor A, Class K and Class G Shares	No	No	None
Investor P Shares	Yes	No(a)	None

(a)	Investor P Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
The Board of Trustees of the Trust and Board of Trustees of MIP are referred to throughout this report as the “Board” and the members are referred to as “Trustees.”
The Fund, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, contributions to and withdrawals from the Master Portfolio are accounted for on a trade date basis.  The Fund records its proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses on a daily basis.  Realized and unrealized gains and losses are adjusted utilizing partnership tax allocation rules.  In addition, the Fund accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2025, if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Distributions:  Distributions from net investment income are declared daily and paid quarterly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually.  The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
14
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

Other:  Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by BlackRock Advisors, LLC (“BAL” or the “Administrator”), are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s policy is to value its financial instruments at fair value. The Fund records its investment in the Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio is discussed in Note 3 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.
4.
ADMINISTRATION AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with BAL, an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide general administrative services (other than investment advice and related portfolio activities). BAL has agreed to bear all of the Fund’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Fund. BAL may delegate certain of its administration duties to sub-administrators. BAL is entitled to receive for these administrative services an annual fee based on the average daily net assets of the  Fund as follows:
	Institutional	Service	Investor A	Investor P	Class G	Class K
Administration fees - class specific	0.09%	0.06%	0.09%	0.09%	0.0025%	0.02%
From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Fund and, accordingly, have a favorable impact on its performance.
The fees and expenses of the Trust’s trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Fund’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Fund. BAL has contractually agreed to reimburse the Fund or provide an offsetting credit against the administration fees paid by the Fund in an amount equal to these independent expenses through June 30, 2026. The amount waived is included in fees waived and/or reimbursed by the Administrator in the Statement of Operations. For the six months ended June 30, 2025, the amount waived was $5,709.
For the six months ended June 30, 2025, the following table shows the class specific administration fees borne directly by each share class of the Fund:
	Institutional	Service	Investor A	Investor P	Class G	Class K	Total
Administration fees — class specific	$ 2,745,159	$ 238,660	$ 1,388,024	$ 837,147	$ 200,757	$ 1,781,744	$ 7,191,491
Service Fees:  The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Administrator. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
Share Class	Service Fees
Service	0.15%
Investor A	0.25
Investor P	0.25
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing to the Fund. The ongoing service fee compensates BRIL and each broker-dealer for providing shareholder servicing related services to shareholders.
For the six months ended June 30, 2025, the following table shows the class specific service fees borne directly by each share class of the Fund:
	Service	Investor A	Investor P	Total
Service fees — class specific	$ 596,650	$ 3,855,622	$ 2,325,407	$ 6,777,679
Other Fees:  For the six months ended June 30, 2025, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor P Shares for a total of $98,832.
Interfund Lending: Prior to March 3, 2025, in accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund could participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
Fund Notes to Financial Statements
15

Notes to Financial Statements (unaudited) (continued)

During the period ended March 3, 2025, the Fund did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
5.
INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Fund’s NAV.
6.
 CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
	Six Months Ended 06/30/25		Year Ended 12/31/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
iShares S&P 500 Index Fund
Institutional
Shares sold	2,101,515	$ 1,416,309,414	2,441,504	$ 1,531,339,574
Shares issued in reinvestment of distributions	56,720	39,405,423	130,509	86,186,341
Shares redeemed	(1,994,632)	(1,334,874,773)	(3,463,822)	(2,234,976,503)
	163,603	$ 120,840,064	(891,809)	$ (617,450,588)
Service
Shares sold	104,949	$ 71,307,420	160,593	$ 101,574,099
Shares issued in reinvestment of distributions	6,667	4,630,763	15,293	10,109,448
Shares redeemed	(121,506)	(82,903,294)	(244,962)	(155,643,013)
	(9,890)	$ (6,965,111)	(69,076)	$ (43,959,466)
Investor A
Shares sold	357,820	$ 242,548,082	816,451	$ 517,651,793
Shares issued in reinvestment of distributions	21,972	15,284,063	51,400	34,012,992
Shares redeemed	(507,423)	(344,869,503)	(956,822)	(608,553,056)
	(127,631)	$ (87,037,358)	(88,971)	$ (56,888,271)
Investor P
Shares sold	144,219	$ 97,433,048	270,564	$ 171,682,131
Shares issued in reinvestment of distributions	14,208	9,874,997	32,017	21,168,515
Shares redeemed	(160,012)	(108,296,709)	(328,745)	(207,743,615)
	(1,585)	$ (988,664)	(26,164)	$ (14,892,969)
Class G
Shares sold	3,859,463	$ 2,544,622,583	4,950,045	$ 3,163,424,359
Shares issued in reinvestment of distributions	163,971	113,959,394	320,764	212,620,914
Shares redeemed	(2,057,078)	(1,402,511,703)	(3,037,972)	(1,916,217,465)
	1,966,356	$ 1,256,070,274	2,232,837	$ 1,459,827,808
Class K
Shares sold	3,352,790	$ 2,258,948,741	7,140,479	$ 4,503,592,369
Shares issued in reinvestment of distributions	163,227	113,330,111	354,588	234,963,747
Shares redeemed	(3,987,014)	(2,729,994,766)	(5,424,428)	(3,460,695,108)
	(470,997)	$ (357,715,914)	2,070,639	$ 1,277,861,008
	1,519,856	$ 924,203,291	3,227,456	$ 2,004,497,522
16
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

As of June 30, 2025, shares owned by BlackRock Financial Management, Inc., an affiliate of the Fund, were as follows:
Fund Name	Investor P
iShares S&P 500 Index Fund	589
7.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Fund Notes to Financial Statements
17

Schedule of Investments (unaudited)
June 30, 2025
S&P 500 Index Master Portfolio
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.2%
Axon Enterprise, Inc.(a)	69,556	$ 57,588,195
Boeing Co.(a)	717,555	150,349,299
General Dynamics Corp.	239,618	69,886,986
General Electric Co.	1,014,344	261,082,002
Howmet Aerospace, Inc.	383,974	71,469,081
Huntington Ingalls Industries, Inc.	38,459	9,286,310
L3Harris Technologies, Inc.	179,033	44,908,638
Lockheed Martin Corp.	198,347	91,862,429
Northrop Grumman Corp.	128,690	64,342,426
RTX Corp.	1,270,756	185,555,791
Textron, Inc.(b)	169,946	13,644,964
TransDigm Group, Inc.	53,656	81,591,460
		1,101,567,581
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc.	112,964	10,838,896
Expeditors International of Washington, Inc.	130,922	14,957,838
FedEx Corp.	209,673	47,660,770
United Parcel Service, Inc., Class B	700,007	70,658,707
		144,116,211
Automobile Components — 0.0%
Aptiv PLC(a)	208,150	14,199,993
Automobiles — 1.9%
Ford Motor Co.	3,700,747	40,153,105
General Motors Co.	919,133	45,230,535
Tesla, Inc.(a)	2,665,475	846,714,788
		932,098,428
Banks — 3.6%
Bank of America Corp.	6,232,941	294,942,768
Citigroup, Inc.	1,776,584	151,222,830
Citizens Financial Group, Inc.	407,899	18,253,480
Fifth Third Bancorp	629,678	25,898,656
Huntington Bancshares, Inc.	1,376,975	23,078,101
JPMorgan Chase & Co.	2,643,467	766,367,518
KeyCorp.	942,811	16,423,768
M&T Bank Corp.	153,453	29,768,347
PNC Financial Services Group, Inc.	376,262	70,142,762
Regions Financial Corp.	854,686	20,102,215
Truist Financial Corp.	1,245,630	53,549,634
U.S. Bancorp	1,481,992	67,060,138
Wells Fargo & Co.	3,095,369	248,000,964
		1,784,811,181
Beverages — 1.1%
Brown-Forman Corp., Class B	171,896	4,625,721
Coca-Cola Co.	3,684,558	260,682,478
Constellation Brands, Inc., Class A	144,944	23,579,490
Keurig Dr. Pepper, Inc.	1,290,800	42,673,848
Molson Coors Beverage Co., Class B	161,542	7,768,555
Monster Beverage Corp.(a)	668,486	41,873,963
PepsiCo, Inc.	1,304,168	172,202,343
		553,406,398
Biotechnology — 1.6%
AbbVie, Inc.	1,680,198	311,878,353
Amgen, Inc.	511,465	142,806,143
Biogen, Inc.(a)	138,144	17,349,505
Gilead Sciences, Inc.	1,183,222	131,183,823
Incyte Corp.(a)	153,646	10,463,292
Security	Shares	Value
Biotechnology (continued)
Moderna, Inc.(a)(b)	333,246	$ 9,194,257
Regeneron Pharmaceuticals, Inc.	99,279	52,121,475
Vertex Pharmaceuticals, Inc.(a)	244,265	108,746,778
		783,743,626
Broadline Retail — 4.0%
Amazon.com, Inc.(a)	8,987,439	1,971,754,242
eBay, Inc.	440,716	32,815,714
		2,004,569,956
Building Products — 0.6%
A O Smith Corp.	112,403	7,370,265
Allegion PLC	80,857	11,653,111
Builders FirstSource, Inc.(a)	105,469	12,307,178
Carrier Global Corp.	762,218	55,786,735
Johnson Controls International PLC	625,933	66,111,043
Lennox International, Inc.	30,444	17,451,719
Masco Corp.	199,903	12,865,757
Trane Technologies PLC	212,069	92,761,101
		276,306,909
Capital Markets — 3.4%
Ameriprise Financial, Inc.	91,033	48,587,043
Bank of New York Mellon Corp.	680,519	62,002,086
Blackrock, Inc.(c)	138,524	145,346,307
Blackstone, Inc., Class A	694,039	103,814,354
Cboe Global Markets, Inc.	98,357	22,937,836
Charles Schwab Corp.	1,624,599	148,228,413
CME Group, Inc., Class A	342,770	94,474,267
Coinbase Global, Inc., Class A(a)(b)	200,819	70,385,051
FactSet Research Systems, Inc.	35,693	15,964,765
Franklin Resources, Inc.	295,545	7,048,748
Goldman Sachs Group, Inc.	291,866	206,568,162
Intercontinental Exchange, Inc.	545,632	100,107,103
Invesco Ltd.	420,219	6,626,854
KKR & Co., Inc., Class A	645,788	85,909,178
MarketAxess Holdings, Inc.	35,517	7,932,367
Moody’s Corp.	147,125	73,796,429
Morgan Stanley	1,175,038	165,515,853
MSCI, Inc., Class A	73,595	42,445,180
Nasdaq, Inc.	393,194	35,159,407
Northern Trust Corp.	184,019	23,331,769
Raymond James Financial, Inc.	173,210	26,565,218
S&P Global, Inc.	298,581	157,438,775
State Street Corp.	273,239	29,056,235
T Rowe Price Group, Inc.	209,174	20,185,291
		1,699,426,691
Chemicals — 1.2%
Air Products and Chemicals, Inc.	211,452	59,642,151
Albemarle Corp.	115,941	7,266,023
CF Industries Holdings, Inc.	154,882	14,249,144
Corteva, Inc.	651,768	48,576,269
Dow, Inc.	676,296	17,908,318
DuPont de Nemours, Inc.	400,536	27,472,764
Eastman Chemical Co.	108,897	8,130,250
Ecolab, Inc.	239,632	64,566,446
International Flavors & Fragrances, Inc.	242,173	17,811,824
Linde PLC	447,751	210,075,814
LyondellBasell Industries NV, Class A	240,310	13,904,337
Mosaic Co.	295,160	10,767,437
18
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
S&P 500 Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Chemicals (continued)
PPG Industries, Inc.	217,012	$ 24,685,115
Sherwin-Williams Co.	219,301	75,299,191
		600,355,083
Commercial Services & Supplies — 0.6%
Cintas Corp.	326,096	72,677,016
Copart, Inc.(a)(b)	841,220	41,278,665
Republic Services, Inc.	193,009	47,597,949
Rollins, Inc.	266,033	15,009,582
Veralto Corp.	235,311	23,754,645
Waste Management, Inc.	349,408	79,951,539
		280,269,396
Communications Equipment — 0.9%
Arista Networks, Inc.(a)	979,596	100,222,467
Cisco Systems, Inc.	3,784,141	262,543,703
F5, Inc.(a)	54,418	16,016,306
Juniper Networks, Inc.	320,251	12,787,622
Motorola Solutions, Inc.	158,770	66,756,434
		458,326,532
Construction & Engineering — 0.1%
Quanta Services, Inc.(b)	141,761	53,596,999
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	57,227	31,415,334
Vulcan Materials Co.	125,552	32,746,473
		64,161,807
Consumer Finance — 0.6%
American Express Co.	526,455	167,928,616
Capital One Financial Corp.	608,532	129,471,268
Synchrony Financial	363,908	24,287,220
		321,687,104
Consumer Staples Distribution & Retail — 2.0%
Costco Wholesale Corp.	422,030	417,784,378
Dollar General Corp.	210,439	24,070,013
Dollar Tree, Inc.(a)	188,848	18,703,506
Kroger Co.	585,632	42,007,383
Sysco Corp.	459,550	34,806,317
Target Corp.	434,369	42,850,502
Walgreens Boots Alliance, Inc.	693,736	7,964,089
Walmart, Inc.	4,109,628	401,839,426
		990,025,614
Containers & Packaging — 0.2%
Amcor PLC	2,194,472	20,167,198
Avery Dennison Corp.	75,759	13,293,432
Ball Corp.	265,212	14,875,741
International Paper Co.	497,110	23,279,661
Packaging Corp. of America	84,340	15,893,873
Smurfit WestRock PLC	472,221	20,376,336
		107,886,241
Distributors — 0.1%
Genuine Parts Co.	130,816	15,869,289
LKQ Corp.	244,023	9,031,291
Pool Corp.	36,020	10,499,110
		35,399,690
Diversified Telecommunication Services — 0.7%
AT&T, Inc.	6,844,437	198,078,007
Verizon Communications, Inc.	4,010,248	173,523,431
		371,601,438
Security	Shares	Value
Electric Utilities — 1.5%
Alliant Energy Corp.	246,036	$ 14,877,797
American Electric Power Co., Inc.	506,930	52,599,057
Constellation Energy Corp.	299,275	96,593,999
Duke Energy Corp.	742,357	87,598,126
Edison International	363,655	18,764,598
Entergy Corp.	407,681	33,886,445
Evergy, Inc.	218,226	15,042,318
Eversource Energy	352,978	22,456,460
Exelon Corp.	955,674	41,495,365
FirstEnergy Corp.	491,188	19,775,229
NextEra Energy, Inc.	1,958,164	135,935,745
NRG Energy, Inc.	186,908	30,013,687
PG&E Corp.	2,098,477	29,252,769
Pinnacle West Capital Corp.	110,533	9,889,387
PPL Corp.	709,674	24,050,852
Southern Co.	1,048,182	96,254,553
Xcel Energy, Inc.	545,940	37,178,514
		765,664,901
Electrical Equipment — 0.9%
AMETEK, Inc.	219,908	39,794,552
Eaton Corp. PLC	372,204	132,873,106
Emerson Electric Co.	535,048	71,337,950
GE Vernova, Inc.	259,615	137,375,277
Generac Holdings, Inc.(a)	56,807	8,135,330
Hubbell, Inc.	50,828	20,758,664
Rockwell Automation, Inc.	107,500	35,708,275
		445,983,154
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	1,150,567	113,618,491
CDW Corp./DE	124,610	22,254,100
Corning, Inc.	732,913	38,543,894
Jabil, Inc.	101,569	22,152,199
Keysight Technologies, Inc.(a)	164,952	27,029,035
Ralliant Corp.(a)	108,045	5,239,102
TE Connectivity PLC	283,499	47,817,776
Teledyne Technologies, Inc.(a)	44,525	22,810,603
Trimble, Inc.(a)	227,216	17,263,872
Zebra Technologies Corp., Class A(a)	48,675	15,009,423
		331,738,495
Energy Equipment & Services — 0.2%
Baker Hughes Co., Class A	943,712	36,181,918
Halliburton Co.	826,038	16,834,654
Schlumberger NV	1,300,316	43,950,681
		96,967,253
Entertainment — 1.8%
Electronic Arts, Inc.	218,157	34,839,673
Live Nation Entertainment, Inc.(a)	151,555	22,927,241
Netflix, Inc.(a)	404,802	542,082,502
Take-Two Interactive Software, Inc.(a)	156,051	37,896,985
TKO Group Holdings, Inc., Class A	65,096	11,844,217
Walt Disney Co.	1,710,011	212,058,464
Warner Bros Discovery, Inc., Class A(a)(b)	2,158,971	24,741,808
		886,390,890
Financial Services — 4.3%
Apollo Global Management, Inc.	428,268	60,758,381
Berkshire Hathaway, Inc., Class B(a)	1,744,244	847,301,408
Corpay, Inc.(a)	66,725	22,140,689
Fidelity National Information Services, Inc.	498,785	40,606,087
Fiserv, Inc.(a)	527,195	90,893,690
Global Payments, Inc.	231,251	18,509,330
Master Portfolio Schedule of Investments
19

Schedule of Investments (unaudited)(continued)
June 30, 2025
S&P 500 Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Financial Services (continued)
Jack Henry & Associates, Inc.	68,758	$ 12,388,129
Mastercard, Inc., Class A	771,551	433,565,369
PayPal Holdings, Inc.(a)	929,743	69,098,500
Visa, Inc., Class A	1,627,484	577,838,194
		2,173,099,777
Food Products — 0.6%
Archer-Daniels-Midland Co.	456,985	24,119,668
Bunge Global SA	127,571	10,241,400
Conagra Brands, Inc.	455,522	9,324,535
General Mills, Inc.	524,063	27,151,704
Hershey Co.	139,780	23,196,491
Hormel Foods Corp.	281,095	8,503,124
J.M. Smucker Co.	101,205	9,938,331
Kellanova	253,106	20,129,520
Kraft Heinz Co.	816,670	21,086,420
Lamb Weston Holdings, Inc.	132,939	6,892,887
McCormick & Co., Inc.	240,072	18,202,259
Mondelez International, Inc., Class A	1,230,366	82,975,883
The Campbell’s Co.	184,501	5,654,956
Tyson Foods, Inc., Class A	276,782	15,483,185
		282,900,363
Gas Utilities — 0.0%
Atmos Energy Corp.	152,085	23,437,819
Ground Transportation — 0.9%
CSX Corp.	1,795,892	58,599,956
JB Hunt Transport Services, Inc.	74,597	10,712,129
Norfolk Southern Corp.	214,442	54,890,719
Old Dominion Freight Line, Inc.	176,868	28,705,676
Uber Technologies, Inc.(a)(b)	1,989,113	185,584,243
Union Pacific Corp.	568,318	130,758,606
		469,251,329
Health Care Equipment & Supplies — 2.3%
Abbott Laboratories	1,654,927	225,086,621
Align Technology, Inc.(a)(b)	64,605	12,231,665
Baxter International, Inc.	484,238	14,662,727
Becton Dickinson & Co.	272,620	46,958,795
Boston Scientific Corp.(a)	1,409,931	151,440,689
Cooper Cos., Inc.(a)	189,981	13,519,048
Dexcom, Inc.(a)	374,363	32,678,146
Edwards Lifesciences Corp.(a)	560,731	43,854,771
GE HealthCare Technologies, Inc.	434,760	32,202,673
Hologic, Inc.(a)	211,755	13,797,956
IDEXX Laboratories, Inc.(a)(b)	76,497	41,028,401
Insulet Corp.(a)	67,572	21,229,771
Intuitive Surgical, Inc.(a)	341,194	185,408,231
Medtronic PLC	1,219,952	106,343,216
ResMed, Inc.	138,859	35,825,622
Solventum Corp.(a)(b)	131,883	10,002,007
STERIS PLC	93,190	22,386,102
Stryker Corp.	327,163	129,435,498
Zimmer Biomet Holdings, Inc.	187,650	17,115,556
		1,155,207,495
Health Care Providers & Services — 1.8%
Cardinal Health, Inc.	226,705	38,086,440
Cencora, Inc.	164,084	49,200,588
Centene Corp.(a)	473,890	25,722,749
Cigna Group	253,859	83,920,708
CVS Health Corp.	1,206,134	83,199,123
DaVita, Inc.(a)	38,704	5,513,385
Security	Shares	Value
Health Care Providers & Services (continued)
Elevance Health, Inc.	214,693	$ 83,506,989
HCA Healthcare, Inc.	165,592	63,438,295
Henry Schein, Inc.(a)	115,668	8,449,547
Humana, Inc.	114,696	28,040,878
Labcorp Holdings, Inc.	78,854	20,699,964
McKesson Corp.	119,006	87,205,217
Molina Healthcare, Inc.(a)	51,216	15,257,246
Quest Diagnostics, Inc.	105,223	18,901,208
UnitedHealth Group, Inc.	862,869	269,189,242
Universal Health Services, Inc., Class B	55,381	10,032,268
		890,363,847
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc.	150,651	10,941,782
Healthpeak Properties, Inc.	656,355	11,492,776
Ventas, Inc.	417,414	26,359,694
Welltower, Inc.	582,829	89,598,303
		138,392,555
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	660,984	10,152,714
Hotels, Restaurants & Leisure — 2.1%
Airbnb, Inc., Class A(a)	410,539	54,330,731
Booking Holdings, Inc.	30,952	179,188,557
Caesars Entertainment, Inc.(a)(b)	195,763	5,557,712
Carnival Corp.(a)	1,006,853	28,312,706
Chipotle Mexican Grill, Inc.(a)	1,281,609	71,962,345
Darden Restaurants, Inc.	112,338	24,486,314
Domino’s Pizza, Inc.	33,036	14,886,022
DoorDash, Inc., Class A(a)	325,004	80,116,736
Expedia Group, Inc.	116,150	19,592,182
Hilton Worldwide Holdings, Inc.	226,100	60,219,474
Las Vegas Sands Corp.	321,475	13,987,377
Marriott International, Inc., Class A	215,495	58,875,389
McDonald’s Corp.	680,137	198,715,627
MGM Resorts International(a)	197,207	6,781,949
Norwegian Cruise Line Holdings Ltd.(a)	409,414	8,302,916
Royal Caribbean Cruises Ltd.	237,353	74,324,718
Starbucks Corp.	1,080,941	99,046,624
Wynn Resorts Ltd.	86,072	8,062,364
Yum! Brands, Inc.	265,993	39,414,843
		1,046,164,586
Household Durables — 0.3%
D.R. Horton, Inc.	264,299	34,073,427
Garmin Ltd.	146,497	30,576,854
Lennar Corp., Class A	220,853	24,428,550
Mohawk Industries, Inc.(a)	51,704	5,420,647
NVR, Inc.(a)	2,795	20,642,920
PulteGroup, Inc.	189,567	19,991,736
		135,134,134
Household Products — 1.0%
Church & Dwight Co., Inc.	235,414	22,625,640
Clorox Co.	118,503	14,228,655
Colgate-Palmolive Co.	770,869	70,071,992
Kimberly-Clark Corp.	315,338	40,653,375
Procter & Gamble Co.	2,230,122	355,303,037
		502,882,699
20
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
S&P 500 Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	692,365	$ 7,283,680
Vistra Corp.	324,393	62,870,607
		70,154,287
Industrial Conglomerates — 0.4%
3M Co.	511,217	77,827,676
Honeywell International, Inc.	611,318	142,363,736
		220,191,412
Industrial REITs — 0.2%
Prologis, Inc.	882,151	92,731,713
Insurance — 2.1%
Aflac, Inc.	465,171	49,056,934
Allstate Corp.	251,835	50,696,904
American International Group, Inc.	550,972	47,157,693
Aon PLC, Class A	205,402	73,279,218
Arch Capital Group Ltd.	353,301	32,168,056
Arthur J Gallagher & Co.	243,329	77,894,479
Assurant, Inc.	48,062	9,491,764
Brown & Brown, Inc.	266,254	29,519,581
Chubb Ltd.	354,488	102,702,263
Cincinnati Financial Corp.	149,249	22,226,161
Erie Indemnity Co., Class A	23,930	8,298,685
Everest Group Ltd.	40,722	13,839,372
Globe Life, Inc.	77,250	9,601,403
Hartford Insurance Group, Inc.	269,620	34,206,689
Loews Corp.	164,504	15,078,437
Marsh & McLennan Cos., Inc.	469,838	102,725,380
MetLife, Inc.	539,080	43,352,814
Principal Financial Group, Inc.	196,636	15,618,797
Progressive Corp.	557,615	148,805,139
Prudential Financial, Inc.	336,552	36,159,147
Travelers Cos., Inc.	215,509	57,657,278
W.R. Berkley Corp.	284,739	20,919,774
Willis Towers Watson PLC	93,882	28,774,833
		1,029,230,801
Interactive Media & Services — 6.6%
Alphabet, Inc., Class A	5,535,968	975,603,641
Alphabet, Inc., Class C	4,465,624	792,157,041
Match Group, Inc.	233,169	7,202,591
Meta Platforms, Inc., Class A	2,065,190	1,524,296,087
		3,299,259,360
IT Services — 1.1%
Accenture PLC, Class A	595,474	177,981,224
Akamai Technologies, Inc.(a)	138,286	11,029,691
Cognizant Technology Solutions Corp., Class A	471,436	36,786,151
EPAM Systems, Inc.(a)	55,335	9,784,335
Gartner, Inc.(a)	73,032	29,520,995
GoDaddy, Inc., Class A(a)	134,248	24,172,695
International Business Machines Corp.	884,558	260,750,007
VeriSign, Inc.	76,415	22,068,652
		572,093,750
Leisure Products — 0.0%
Hasbro, Inc.	122,350	9,031,877
Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc.	271,229	32,007,734
Bio-Techne Corp.	150,908	7,764,217
Charles River Laboratories International, Inc.(a)	45,617	6,921,467
Danaher Corp.	605,862	119,681,980
IQVIA Holdings, Inc.(a)	155,925	24,572,221
Security	Shares	Value
Life Sciences Tools & Services (continued)
Mettler-Toledo International, Inc.(a)(b)	19,755	$ 23,206,594
Revvity, Inc.	112,684	10,898,796
Thermo Fisher Scientific, Inc.	359,071	145,588,928
Waters Corp.(a)	56,450	19,703,308
West Pharmaceutical Services, Inc.	68,328	14,950,166
		405,295,411
Machinery — 1.5%
Caterpillar, Inc.	447,362	173,670,402
Cummins, Inc.	130,606	42,773,465
Deere & Co.	240,096	122,086,415
Dover Corp.	131,694	24,130,292
Fortive Corp.	324,135	16,897,158
IDEX Corp.	71,398	12,535,347
Illinois Tool Works, Inc.	253,618	62,707,050
Ingersoll Rand, Inc.(b)	385,379	32,055,825
Nordson Corp.	51,320	11,001,468
Otis Worldwide Corp.	374,276	37,060,810
PACCAR, Inc.	498,220	47,360,793
Parker-Hannifin Corp.	121,426	84,812,418
Pentair PLC	155,729	15,987,139
Snap-on, Inc.	49,689	15,462,223
Stanley Black & Decker, Inc.	149,224	10,109,926
Westinghouse Air Brake Technologies Corp.	162,428	34,004,302
Xylem, Inc.	232,194	30,036,616
		772,691,649
Media — 0.5%
Charter Communications, Inc., Class A(a)(b)	90,531	37,009,978
Comcast Corp., Class A	3,542,506	126,432,039
Fox Corp., Class A	205,738	11,529,558
Fox Corp., Class B	124,511	6,428,503
Interpublic Group of Cos., Inc.	359,089	8,790,499
News Corp., Class A	352,059	10,463,193
News Corp., Class B	113,616	3,898,165
Omnicom Group, Inc.	185,652	13,355,805
Paramount Global, Class B(b)	589,637	7,606,317
		225,514,057
Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	1,366,110	59,220,868
Newmont Corp.	1,064,026	61,990,155
Nucor Corp.	219,490	28,432,735
Steel Dynamics, Inc.	130,343	16,685,207
		166,328,965
Multi-Utilities — 0.6%
Ameren Corp.	258,145	24,792,246
CenterPoint Energy, Inc.	630,498	23,164,496
CMS Energy Corp.	287,618	19,926,175
Consolidated Edison, Inc.	329,383	33,053,584
Dominion Energy, Inc.	807,250	45,625,770
DTE Energy Co.	197,028	26,098,329
NiSource, Inc.	454,216	18,323,073
Public Service Enterprise Group, Inc.	475,146	39,997,790
Sempra	603,036	45,692,038
WEC Energy Group, Inc.	303,228	31,596,358
		308,269,859
Office REITs — 0.0%
BXP, Inc.	141,672	9,558,610
Oil, Gas & Consumable Fuels — 2.8%
APA Corp.	349,293	6,388,569
Chevron Corp.	1,544,884	221,211,940
Master Portfolio Schedule of Investments
21

Schedule of Investments (unaudited)(continued)
June 30, 2025
S&P 500 Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
ConocoPhillips	1,200,801	$ 107,759,882
Coterra Energy, Inc.	705,210	17,898,230
Devon Energy Corp.	613,848	19,526,505
Diamondback Energy, Inc.	179,354	24,643,240
EOG Resources, Inc.	521,773	62,409,269
EQT Corp.	567,276	33,083,536
Expand Energy Corp.	200,505	23,447,055
Exxon Mobil Corp.	4,099,660	441,943,348
Hess Corp.	262,765	36,403,463
Kinder Morgan, Inc.	1,837,923	54,034,936
Marathon Petroleum Corp.	293,697	48,786,009
Occidental Petroleum Corp.	647,937	27,219,833
ONEOK, Inc.	595,429	48,604,869
Phillips 66	387,553	46,235,073
Targa Resources Corp.	207,979	36,204,984
Texas Pacific Land Corp.	18,168	19,192,493
Valero Energy Corp.	297,701	40,016,968
Williams Cos., Inc.	1,167,216	73,312,837
		1,388,323,039
Passenger Airlines — 0.1%
Delta Air Lines, Inc.	614,050	30,198,979
Southwest Airlines Co.	544,792	17,673,052
United Airlines Holdings, Inc.(a)(b)	314,093	25,011,226
		72,883,257
Personal Care Products — 0.1%
Estee Lauder Cos., Inc., Class A	225,191	18,195,433
Kenvue, Inc.	1,827,841	38,256,712
		56,452,145
Pharmaceuticals — 2.8%
Bristol-Myers Squibb Co.	1,930,999	89,385,944
Eli Lilly & Co.	748,232	583,269,291
Johnson & Johnson	2,288,650	349,591,287
Merck & Co., Inc.	2,388,486	189,072,552
Pfizer, Inc.	5,421,303	131,412,385
Viatris, Inc.	1,131,153	10,101,196
Zoetis, Inc., Class A	423,481	66,041,862
		1,418,874,517
Professional Services — 0.6%
Automatic Data Processing, Inc.	386,113	119,077,249
Broadridge Financial Solutions, Inc.	111,252	27,037,574
Dayforce, Inc.(a)(b)	149,647	8,288,947
Equifax, Inc.	117,889	30,576,870
Jacobs Solutions, Inc.	114,192	15,010,538
Leidos Holdings, Inc.	122,346	19,301,305
Paychex, Inc.	304,580	44,304,207
Paycom Software, Inc.	44,828	10,373,199
Verisk Analytics, Inc.	134,251	41,819,187
		315,789,076
Real Estate Management & Development(a) — 0.1%
CBRE Group, Inc., Class A	279,266	39,130,752
CoStar Group, Inc.	400,659	32,212,984
		71,343,736
Residential REITs — 0.2%
AvalonBay Communities, Inc.	135,065	27,485,728
Camden Property Trust	102,602	11,562,219
Equity Residential	324,892	21,926,961
Essex Property Trust, Inc.	61,711	17,488,898
Security	Shares	Value
Residential REITs (continued)
Invitation Homes, Inc.	535,630	$ 17,568,664
Mid-America Apartment Communities, Inc.	111,136	16,449,239
UDR, Inc.	290,551	11,863,197
		124,344,906
Retail REITs — 0.3%
Federal Realty Investment Trust	75,675	7,188,368
Kimco Realty Corp.	656,566	13,801,017
Realty Income Corp.	832,076	47,935,899
Regency Centers Corp.	158,749	11,307,691
Simon Property Group, Inc.	291,341	46,835,979
		127,068,954
Semiconductors & Semiconductor Equipment — 12.7%
Advanced Micro Devices, Inc.(a)	1,542,275	218,848,823
Analog Devices, Inc.	471,771	112,290,933
Applied Materials, Inc.	772,792	141,475,032
Broadcom, Inc.	4,472,481	1,232,839,388
Enphase Energy, Inc.(a)(b)	124,399	4,932,420
First Solar, Inc.(a)(b)	103,606	17,150,937
Intel Corp.	4,142,277	92,787,005
KLA Corp.	125,787	112,672,447
Lam Research Corp.	1,216,694	118,432,994
Microchip Technology, Inc.	514,501	36,205,435
Micron Technology, Inc.	1,061,896	130,878,682
Monolithic Power Systems, Inc.	45,244	33,090,557
NVIDIA Corp.	23,197,379	3,664,953,907
NXP Semiconductors NV	241,630	52,793,739
ON Semiconductor Corp.(a)	398,283	20,874,012
QUALCOMM, Inc.	1,043,644	166,210,744
Skyworks Solutions, Inc.	143,523	10,695,334
Teradyne, Inc.	150,886	13,567,669
Texas Instruments, Inc.	864,136	179,411,916
		6,360,111,974
Software — 11.4%
Adobe, Inc.(a)	405,400	156,841,152
ANSYS, Inc.(a)	83,752	29,415,377
Autodesk, Inc.(a)	203,504	62,998,733
Cadence Design Systems, Inc.(a)	259,717	80,031,794
Crowdstrike Holdings, Inc., Class A(a)	235,632	120,009,734
Fair Isaac Corp.(a)	23,154	42,324,586
Fortinet, Inc.(a)	604,291	63,885,645
Gen Digital, Inc.	518,802	15,252,779
Intuit, Inc.	265,919	209,445,782
Microsoft Corp.	7,069,816	3,516,597,177
Oracle Corp.	1,547,080	338,238,100
Palantir Technologies, Inc., Class A(a)	2,023,322	275,819,255
Palo Alto Networks, Inc.(a)(b)	629,788	128,879,816
PTC, Inc.(a)(b)	115,443	19,895,447
Roper Technologies, Inc.	102,767	58,252,446
Salesforce, Inc.	912,649	248,870,256
ServiceNow, Inc.(a)	197,069	202,602,697
Synopsys, Inc.(a)	146,868	75,296,286
Tyler Technologies, Inc.(a)(b)	40,690	24,122,660
Workday, Inc., Class A(a)	205,231	49,255,440
		5,718,035,162
Specialized REITs — 0.9%
American Tower Corp.	444,842	98,318,979
Crown Castle, Inc.	414,031	42,533,405
Digital Realty Trust, Inc.	300,963	52,466,880
22
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
S&P 500 Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialized REITs (continued)
Equinix, Inc.	93,112	$ 74,067,803
Extra Space Storage, Inc.	202,326	29,830,945
Iron Mountain, Inc.	279,466	28,664,827
Public Storage	149,973	44,005,078
SBA Communications Corp.	102,224	24,006,284
VICI Properties, Inc.	1,002,475	32,680,685
Weyerhaeuser Co.	691,895	17,774,782
		444,349,668
Specialty Retail — 1.7%
AutoZone, Inc.(a)	15,913	59,072,716
Best Buy Co., Inc.	181,382	12,176,174
CarMax, Inc.(a)	145,586	9,784,835
Home Depot, Inc.	945,422	346,629,522
Lowe’s Cos., Inc.	532,391	118,121,591
O’Reilly Automotive, Inc.(a)	811,910	73,177,448
Ross Stores, Inc.	312,786	39,905,238
TJX Cos., Inc.	1,062,004	131,146,874
Tractor Supply Co.	508,631	26,840,458
Ulta Beauty, Inc.(a)(b)	43,162	20,192,047
Williams-Sonoma, Inc.	117,667	19,223,258
		856,270,161
Technology Hardware, Storage & Peripherals — 6.2%
Apple, Inc.	14,206,918	2,914,833,366
Dell Technologies, Inc., Class C	286,401	35,112,762
Hewlett Packard Enterprise Co.	1,263,898	25,846,714
HP, Inc.	906,957	22,184,168
NetApp, Inc.	192,363	20,496,278
Seagate Technology Holdings PLC	203,910	29,430,330
Super Micro Computer, Inc.(a)(b)	478,766	23,464,322
Western Digital Corp.	329,823	21,105,374
		3,092,473,314
Textiles, Apparel & Luxury Goods — 0.3%
Deckers Outdoor Corp.(a)	144,294	14,872,383
Lululemon Athletica, Inc.(a)	104,739	24,883,892
NIKE, Inc., Class B	1,120,608	79,607,992
Ralph Lauren Corp., Class A	38,680	10,609,150
Tapestry, Inc.	199,740	17,539,169
		147,512,586
Tobacco — 0.7%
Altria Group, Inc.	1,602,246	93,939,683
Philip Morris International, Inc.	1,480,555	269,653,482
		363,593,165
Security	Shares	Value
Trading Companies & Distributors — 0.3%
Fastenal Co.	1,090,318	$ 45,793,356
United Rentals, Inc.	61,827	46,580,462
WW Grainger, Inc.	41,792	43,473,710
		135,847,528
Water Utilities — 0.1%
American Water Works Co., Inc.	185,289	25,775,553
Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.	453,614	108,078,072
Total Common Stocks — 99.6% (Cost: $17,597,019,993)		49,938,767,453
Investment Companies
Capital Markets — 0.1%
iShares Core S&P 500 ETF(c)	69,969	43,443,752
Total Investment Companies — 0.1% (Cost: $30,792,207)		43,443,752
Total Long-Term Investments — 99.7% (Cost: $17,627,812,200)		49,982,211,205
Short-Term Securities
Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.47%(c)(d)(e)	252,270,031	252,370,939
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)(d)(e)	114,394,303	114,394,303
Total Short-Term Securities — 0.8% (Cost: $366,703,310)		366,765,242
Total Investments — 100.5% (Cost: $17,994,515,510)		50,348,976,447
Liabilities in Excess of Other Assets — (0.5)%		(225,966,528)
Net Assets — 100.0%		$ 50,123,009,919

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Master Portfolio.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Master Portfolio for compliance purposes.
Master Portfolio Schedule of Investments
23

Schedule of Investments (unaudited)(continued)
June 30, 2025
S&P 500 Index Master Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Master Portfolio during the six months ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares Held at 06/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 196,905,512	$ 55,494,182 (a)	$ —	$ (28,913)	$ 158	$ 252,370,939	252,270,031	$ 283,703 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	120,252,759	—	(5,858,456)(a)	—	—	114,394,303	114,394,303	3,432,588	—
Blackrock, Inc.	138,023,886	5,410,155	(2,008,641)	(61,577)	3,982,484	145,346,307	138,524	1,425,555	—
iShares Core S&P 500 ETF	299,532,746	1,928,627,386	(2,183,465,625)	48,677,041	(49,927,796)	43,443,752	69,969	1,173,438	—
				$ 48,586,551	$ (45,945,154)	$ 555,555,301		$ 6,315,284	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	447	09/19/25	$ 139,771	$ 4,147,641
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 4,147,641	$ —	$ —	$ —	$ 4,147,641

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Master Portfolio Schedule of Investments. In the
Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in net unrealized appreciation (depreciation).

For the period ended June 30, 2025, the effect of derivative financial instruments in the Statement of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 8,525,873	$ —	$ —	$ —	$ 8,525,873
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ 5,828,175	$ —	$ —	$ —	$ 5,828,175
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$174,470,782
24
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
S&P 500 Index Master Portfolio

For more information about the Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 49,938,767,453	$ —	$ —	$ 49,938,767,453
Investment Companies	43,443,752	—	—	43,443,752
Short-Term Securities
Money Market Funds	366,765,242	—	—	366,765,242
	$50,348,976,447	$—	$—	$50,348,976,447
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 4,147,641	$ —	$ —	$ 4,147,641

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Master Portfolio Schedule of Investments
25

Statement of Assets and Liabilities (unaudited)
June 30, 2025

S&P 500 Index Master Portfolio
ASSETS
Investments, at value — unaffiliated(a)(b)	$ 49,793,421,146
Investments, at value — affiliated(c)	555,555,301
Cash	294,011
Cash pledged for futures contracts	9,724,000
Receivables:
Securities lending income — affiliated	46,707
Dividends — unaffiliated	24,841,842
Dividends — affiliated	282,608
Variation margin on futures contracts	670,494
Prepaid expenses	25,524
Total assets	50,384,861,633
LIABILITIES
Collateral on securities loaned	252,332,182
Payables:
Withdrawals to investors	9,003,369
Investment advisory fees	397,089
Trustees’ fees	56,740
Professional fees	62,334
Total liabilities	261,851,714
Commitments and contingent liabilities
NET ASSETS	$ 50,123,009,919
NET ASSETS CONSIST OF
Investors’ capital	$ 17,764,401,341
Net unrealized appreciation (depreciation)	32,358,608,578
NET ASSETS	$ 50,123,009,919
(a) Investments, at cost—unaffiliated	$17,540,453,646
(b) Securities loaned, at value	$251,404,164
(c) Investments, at cost—affiliated	$454,061,864
See notes to financial statements.
26
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Statement of Operations (unaudited)
Six Months Ended June 30, 2025

S&P 500 Index Master Portfolio
INVESTMENT INCOME
Dividends — unaffiliated	$298,762,656
Dividends — affiliated	6,031,581
Interest — unaffiliated	237,227
Securities lending income — affiliated — net	283,703
Foreign taxes withheld	(1,694,921)
Total investment income	303,620,246
EXPENSES
Investment advisory	2,313,008
Trustees	131,956
Professional	14,255
Total expenses	2,459,219
Less:
Fees waived and/or reimbursed by the Manager	(216,491)
Total expenses after fees waived and/or reimbursed	2,242,728
Net investment income	301,377,518
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(210,146)
Investments — affiliated	48,586,551
Futures contracts	8,525,873
56,902,278
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	2,734,623,702
Investments — affiliated	(45,945,154)
Futures contracts	5,828,175
2,694,506,723
Net realized and unrealized gain	2,751,409,001
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,052,786,519
See notes to financial statements.
Master Portfolio Statement of Operations
27

Statements of Changes in Net Assets

	S&P 500 Index Master Portfolio
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$301,377,518	$575,273,596
Net realized gain	56,902,278	85,066,881
Net change in unrealized appreciation (depreciation)	2,694,506,723	8,536,342,561
Net increase in net assets resulting from operations	3,052,786,519	9,196,683,038
CAPITAL TRANSACTIONS
Proceeds from contributions	6,663,552,598	10,050,282,417
Value of withdrawals	(6,045,234,429)	(8,821,440,872)
Net increase in net assets derived from capital transactions	618,318,169	1,228,841,545
NET ASSETS
Total increase in net assets	3,671,104,688	10,425,524,583
Beginning of period	46,451,905,231	36,026,380,648
End of period	$50,123,009,919	$46,451,905,231
See notes to financial statements.
28
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights
(unaudited)

S&P 500 Index Master Portfolio
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Total Return
Total return	6.20%(a)	24.94%	26.24%	(18.13)%	28.65%	18.42%
Ratios to Average Net Assets(b)
Total expenses	0.01%(c)	0.01%	0.01%	0.01%	0.01%	0.01%
Total expenses after fees waived and/or reimbursed	0.01%(c)	0.01%	0.01%	0.01%	0.01%	0.01%
Net investment income	1.30%(c)	1.36%	1.63%	1.60%	1.39%	1.82%
Supplemental Data
Net assets, end of period (000)	$50,123,010	$46,451,905	$36,026,381	$29,544,845	$34,489,286	$26,992,973
Portfolio turnover rate	7%	9%	10%	13%	6%	5%

(a)	Not annualized.
(b)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(c)	Annualized.
See notes to financial statements.
Master Portfolio Financial Highlights
29

Notes to Financial Statements (unaudited)

1.
ORGANIZATION
Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. MIP is organized as a Delaware statutory trust. S&P 500 Index Master Portfolio (the “Master Portfolio”) is a series of MIP. The Master Portfolio is classified as diversified.
The Master Portfolio, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Master Portfolio is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.  Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.  Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Taxes: The Master Portfolio may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Master Portfolio invests. These foreign taxes, if any, are paid by the Master Portfolio and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2025, if any, are disclosed in the Statement of Assets and Liabilities.
The Master Portfolio files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Master Portfolio may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Master Portfolio may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Master Portfolio may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Master Portfolio is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Master Portfolio may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.
Other:  Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Master Portfolio’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Master Portfolio. The CODM has concluded that the Master Portfolio operates as a single operating segment since the Master Portfolio has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Master Portfolio’s financial statements.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Master Portfolio is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of MIP (the “Board”) has approved the designation of the Master Portfolio’s Manager as the valuation designee for the Master Portfolio.  The Master Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately
30
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Master Portfolio’s assets and liabilities:
•Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
•Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
•Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Master Portfolio uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that the Master Portfolio has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Master Portfolio may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio, or excess collateral returned by the Master Portfolio, on the next business day. During the term of the loan, the Master Portfolio is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Master Portfolio, except in the event of borrower default. The securities on loan, if any, are disclosed in the Master Portfolio’s Schedule of Investments. The market value of any
Master Portfolio Notes to Financial Statements
31

Notes to Financial Statements (unaudited) (continued)

securities on loan and the value of related collateral, if any, are shown separately in the  Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Master Portfolio under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Master Portfolio, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the Master Portfolio’s securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount(b)
Barclays Bank PLC	$ 1,796,833	$ (1,796,833)	$ —	$ —
BNP Paribas SA	14,240,457	(14,240,457)	—	—
BofA Securities, Inc.	3,316,609	(3,316,334)	—	275
Citigroup Global Markets, Inc.	34,036,877	(34,036,877)	—	—
Goldman Sachs & Co. LLC	19,716,628	(19,716,628)	—	—
HSBC Bank PLC	8,727,972	(8,727,972)	—	—
J.P. Morgan Securities LLC	23,940,291	(23,940,291)	—	—
Morgan Stanley	419,030	(419,030)	—	—
SG Americas Securities LLC	724,633	(724,633)	—	—
UBS AG	24,933,322	(24,933,322)	—	—
UBS Securities LLC	12,230,718	(12,230,718)	—	—
Wells Fargo Bank N.A.	105,313,544	(105,313,544)	—	—
Wells Fargo Securities LLC	2,007,250	(2,007,250)	—	—
	$ 251,404,164	$ (251,403,889)	$ —	$ 275

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Master Portfolio is disclosed in the
Master Portfolio’s Statement of Assets and Liabilities.

(b)
The market value of the loaned securities is determined as of June 30, 2025. Additional collateral is delivered to the Master Portfolio on the next business day in accordance with the
MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Master Portfolio benefits from a borrower default indemnity provided by BlackRock Finance, Inc.. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Master Portfolio could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Master Portfolio.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Master Portfolio and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Master Portfolio and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”).  Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
32
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.
For such services, the Master Portfolio pays the Manager a monthly fee at an annual rate equal to 0.01% of the average daily value of the Master Portfolio’s net assets.
Administration: MIP, on behalf of the Master Portfolio, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL”), BAL has agreed to provide general administrative services (other than investment advice and related portfolio activities). BAL has agreed to bear all of the Master Portfolio’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Master Portfolio. BAL may delegate certain of its administration duties to sub-administrators.
BAL is not entitled to compensation for providing administrative services to the Master Portfolio, for so long as BAL (or an affiliate) is entitled to compensation for providing administrative services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BAL (or an affiliate) receives investment advisory fees from the Master Portfolio.
The fees and expenses of the Master Portfolio’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Master Portfolio’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolio. BFA has contractually agreed to reimburse the Master Portfolio or provide an offsetting credit against the investment advisory fees paid by the Master Portfolio in an amount equal to the independent expenses through June 30, 2026. If the Master Portfolio does not pay administration fees, BAL agrees to cap the expenses of the Master Portfolio at the rate at which it pays an investment advisory fee to BFA. The amount waived is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2025, the amount waived was $146,211.
Expense Waivers and Reimbursements:  The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of the Master Portfolio. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2025, the amounts waived were $55,999.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Master Portfolio’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Master Portfolio.  This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.  For the six months ended June 30, 2025, the Manager waived $14,281 in investment advisory fees pursuant to this arrangement.
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Master Portfolio, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Master Portfolio is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Master Portfolio bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Master Portfolio retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Master Portfolio retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock  Multi-Asset Complex in a calendar year exceeds specified thresholds, the Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Master Portfolio Notes to Financial Statements
33

Notes to Financial Statements (unaudited) (continued)

The share of securities lending income earned by the Master Portfolio is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2025, the Master Portfolio paid BTC $118,570 for securities lending agent services.
Interfund Lending: Prior to March 3, 2025, in accordance with an exemptive order (the “Order”) from the SEC, the Master Portfolio could participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Master Portfolio’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
During the period ended March 3, 2025, the Master Portfolio did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Master Portfolio are directors and/or officers of BlackRock or its affiliates.
Other Transactions:  The Master Portfolio may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended June 30, 2025, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
Master Portfolio Name	Purchases	Sales	Net Realized Gain (Loss)
S&P 500 Index Master Portfolio	$ 145,849,105	$ 112,922,951	$ (16,654,429)
7.
 PURCHASES AND SALES
For the six months ended June 30, 2025, purchases and sales of investments, excluding short-term securities, were $4,048,190,930 and $3,154,715,251, respectively.
8.
INCOME TAX INFORMATION
The Master Portfolio is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision is required.  It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.
The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Master Portfolio as of June 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Master Portfolio’s NAV.
As of June 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Master Portfolio Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
S&P 500 Index Master Portfolio	$ 17,879,644,283	$ 33,223,729,201	$ (750,249,396)	$ 32,473,479,805
9.
BANK BORROWINGS
MIP, on behalf of the Master Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Master Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the six months ended June 30, 2025, the Master Portfolio did not borrow under the credit agreement.
34
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

10.
PRINCIPAL RISKS
In the normal course of business, the Master Portfolio invests in securities or other instruments and may enter into certain transactions, and such activities subject the Master Portfolio to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Master Portfolio and its investments. The Master Portfolio’s prospectus provides details of the risks to which the Master Portfolio is subject.
The Manager uses an indexing approach to try to achieve the Master Portfolio’s investment objective. The Master Portfolio is not actively managed, and the Manager generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Master Portfolio may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Master Portfolio may invest in illiquid investments. An illiquid investment is any investment that the Master Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Master Portfolio may  experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Master Portfolio’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Master Portfolio may lose value, regardless of the individual results of the securities and other instruments in which the Master Portfolio invests. The Master Portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Master Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Master Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Master Portfolio.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Master Portfolio’s portfolio are disclosed in its Schedule of Investments.
The Master Portfolio invests a significant portion of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Master Portfolio and could affect the income from, or the value or liquidity of, the Master Portfolio’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
The Master Portfolio invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Master Portfolio invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
Master Portfolio Notes to Financial Statements
35

Notes to Financial Statements (unaudited) (continued)

11.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
36
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Each of BAL and BFA has contractually agreed to reimburse, or provide offsetting credits to, the Fund/Master Portfolio for the Fund’s/Master Portfolio’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Fund/Master Portfolio may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund/Master Portfolio and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
Additional Information
37

Additional Information (continued)

Fund and/or MIP Service Providers
Investment Adviser
BlackRock Fund Advisors
San Francisco, CA 94105
Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Trust/MIP
400 Howard Street
San Francisco, CA 94105
38
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreement

The Board of Trustees of Master Investment Portfolio (the “Master Portfolio”) met on April 22, 2025 (the “April Meeting”) and May 20-21, 2025 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Agreement”) between the Master Portfolio, on behalf of S&P 500 Index Master Portfolio (the “Master Fund”) and BlackRock Fund Advisors (the “Manager” or “BlackRock”), the Master Portfolio’s investment advisor. iShares S&P 500 Index Fund (the “Feeder Fund”), a series of BlackRock Funds III (the “Feeder Trust”), is a “feeder” fund that invests all of its investable assets in the Master Fund. Accordingly, the Board of Trustees of the Feeder Trust also considered the approval of the Agreement with respect to the Master Fund. For simplicity: (a) the Board of Trustees of the Master Portfolio and the Board of Trustees of the Feeder Trust are referred to herein collectively as the “Board”, and the members are referred to as “Board Members”; (b) the shareholders of the Feeder Fund and the interest holders of the Master Fund are referred to as “shareholders”; and (c) the Master Fund and the Feeder Fund are referred to herein together as the “Fund”.
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreement for the Master Portfolio on an annual basis. The Board Members who are not “interested persons” of the Master Portfolio, as defined in the 1940 Act, are considered independent Board Members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Master Portfolio, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, as well as numerous ad hoc meetings and executive sessions throughout the year, as needed.  The committees of the Board similarly met throughout the year. The Board also held the April Meeting to consider specific information regarding the renewal of the Agreement.  In considering the renewal of the Agreement, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Master Fund, the Feeder Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) the Fund’s operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreement. The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper Classification or Morningstar category, regarding fees and expenses of the Fund, as applicable, as compared with a peer group of funds as determined by Broadridge (“Expense Peers”), and the investment performance of the Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers, and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock; (h) sales and redemption data regarding the Feeder Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s, the Fund’s operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement, and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting, and such responses were reviewed by the Board Members.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of portfolio holdings of the Master Fund.  The Board noted the willingness of BlackRock’s
Disclosure of Investment Advisory Agreement
39

Disclosure of Investment Advisory Agreement (continued)

personnel to engage in open, candid discussions with the Board.  The Board evaluated the information available to it on a fund-by-fund basis.  The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision.  The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Fund.  Throughout the year, the Board compared the Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable.  The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers.  The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance and the Fund’s investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Master Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund.  BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund.  In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third party service providers including, among others, the custodian, fund accountant, transfer agent, and auditor for the Fund, as applicable; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Feeder Fund’s distribution partners, and shareholder call center and other services.  The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board also considered the operation of BlackRock’s business continuity plans.
B.  The Investment Performance of the Fund
The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the April Meeting.  The Board noted that the Feeder Fund’s investment results correspond directly to the investment results of the Master Fund. The Board was provided with Fund performance reporting and analysis, relative to applicable performance metrics, by BlackRock throughout the year and at the April Meeting. In preparation for the April Meeting, the Board was also provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of December 31, 2024, as compared to its Performance Peers.  Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers and the performance of the Fund as compared with its benchmark. The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of the Fund throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies).  Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results.  The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for the one-year period reported, the Fund’s net performance was below the tolerance range of its benchmark. The Board noted that BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s below tolerance performance relative to its benchmark over the period. The Board was informed that, among other things, the Fund’s underperformance relative to its benchmark and breach of its lower tolerance, was the impact of post-notified flows which detracted from the Fund’s performance. Post-notified activity is a source of performance variation because the flow of information is received after the close of the effective date of the activity introducing either a drag on or a boost to performance.
C.  Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Fund
The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of the Fund’s Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Fund’s total expense ratio, as well as the Fund’s actual management fee rate, to those of the Fund’s Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in
40
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreement (continued)

the Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board also noted that while it found the expense comparison provided by Broadridge generally useful, it recognized that the comparison is subject to Broadridge’s defined peer selection criteria and methodology. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund.  The Board reviewed BlackRock’s estimated profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2024 compared to available aggregate estimated profitability data provided for the prior two years.  The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates.  The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products.  The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized the limitations of calculating and comparing profitability at the individual fund level.
The Board received and reviewed statements relating to BlackRock’s financial condition.  The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of BlackRock’s technology business, BlackRock’s expense management, and the relative product mix.  The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and the Fund’s total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate the Fund for certain other fees and expenses.
D.  Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.
E.  Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services.  With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent.  The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the mutual fund marketplace, and that shareholders are able to redeem their Feeder Fund shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board of the Master Portfolio, including the Independent Board Members, unanimously approved the continuation of the Agreement between the Manager and the Master Portfolio, on behalf of the Master Fund for a one-year term ending June 30, 2026.  Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board of the Master Portfolio, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Master Fund and its shareholders.  The Board of the Feeder Trust, including the Independent Board Members, also considered the continuation of the Agreement with respect to the Master Fund and found the Agreement to be satisfactory. In arriving at its decision to approve the Agreement, the Board of the Master Portfolio did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered.  The Independent Board Members were advised by independent legal counsel throughout the deliberative process.
Disclosure of Investment Advisory Agreement
41

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s
42
2025 BlackRock Semi-Annual Financial Statements and Additional Information

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Schedule of Investments (unaudited)
June 30, 2025
International Tilts Master Portfolio
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 5.7%
AGL Energy Ltd.	82,031	$ 526,019
ANZ Group Holdings Ltd.	130,094	2,494,785
Aristocrat Leisure Ltd.	105,568	4,523,036
Aurizon Holdings Ltd.	15,283	30,484
BHP Group Ltd., Class DI	153,294	3,687,885
Commonwealth Bank of Australia	70,922	8,631,794
Evolution Mining Ltd.	132,289	688,735
Glencore PLC	1,240,417	4,833,460
JB Hi-Fi Ltd.	7,232	525,523
Macquarie Group Ltd.	19,076	2,869,138
Medibank Pvt Ltd.	18,751	62,270
Northern Star Resources Ltd.	206,311	2,548,382
Pro Medicus Ltd.	79	14,784
Qantas Airways Ltd.	176,830	1,249,229
QBE Insurance Group Ltd.	8,634	132,956
REA Group Ltd.	9,406	1,489,523
Rio Tinto PLC	6,747	392,703
Santos Ltd.	251,750	1,269,289
SEEK Ltd.	39,341	622,601
Sonic Healthcare Ltd.	93,214	1,645,338
South32 Ltd.	280,762	536,507
Technology One Ltd.	9,242	249,124
Transurban Group(a)	133,106	1,224,703
Wesfarmers Ltd.	4,996	278,813
		40,527,081
Austria — 0.2%
BAWAG Group AG(b)	9,658	1,235,078
Belgium — 0.3%
Ageas SA/NV	29,628	2,004,264
Anheuser-Busch InBev SA	670	46,096
		2,050,360
Brazil — 0.0%
Yara International ASA	3,283	121,152
China — 0.4%
Prosus NV	56,819	3,187,914
Denmark — 1.3%
Danske Bank A/S	8,177	333,980
Demant A/S(c)	2,319	96,891
Genmab A/S(c)	3,996	829,843
GN Store Nord A/S(c)	35,877	553,518
Novo Nordisk A/S, Class B	84,791	5,875,508
Tryg A/S	9,279	239,873
Vestas Wind Systems A/S	71,906	1,080,097
		9,009,710
Finland — 0.4%
Nokia OYJ	2,839	14,730
Nordea Bank Abp	153,527	2,277,989
Sampo OYJ, A Shares	3,140	33,794
Wartsila OYJ Abp	17,879	422,559
		2,749,072
France — 9.9%
Air Liquide SA	6,634	1,367,938
Amundi SA(b)	1,781	144,360
AXA SA	40,027	1,965,527
BNP Paribas SA	34,497	3,094,440
Bureau Veritas SA	84,599	2,887,558
Capgemini SE	9,275	1,588,218
Security	Shares	Value
France (continued)
Carrefour SA	82,414	$ 1,162,551
Credit Agricole SA	189,320	3,581,611
Danone SA	50,650	4,144,352
Dassault Systemes SE	103,272	3,742,747
Eiffage SA	8,424	1,183,684
Engie SA	187,062	4,396,480
Hermes International SCA	2,254	6,110,291
Ipsen SA	9,515	1,133,406
L’Oreal SA	2,310	989,497
LVMH Moet Hennessy Louis Vuitton SE	16,507	8,639,435
Orange SA	244,834	3,728,378
Safran SA	30,623	9,986,905
Thales SA	9,840	2,905,502
TotalEnergies SE	80,180	4,900,816
Valeo SE	70,625	775,237
Veolia Environnement SA	49,535	1,768,493
Vinci SA	1,118	164,872
		70,362,298
Germany — 10.9%
adidas AG, Class N	31,527	7,359,346
Allianz SE, Registered Shares	27,257	11,061,801
Deutsche Bank AG, Class N, Registered Shares	162,412	4,814,773
Deutsche Boerse AG, Class N	1,364	445,604
Deutsche Telekom AG, Class N, Registered Shares	226,872	8,304,332
E.ON SE, Class N	227,549	4,192,734
Evonik Industries AG	1,064	21,981
Fresenius Medical Care AG	3,921	225,282
GEA Group AG	10,783	755,890
Henkel AG & Co. KGaA	1,981	143,673
HUGO BOSS AG	11,796	546,591
Jenoptik AG	2	46
Mercedes-Benz Group AG, Class N	41,700	2,429,450
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class N, Registered Shares	80	51,947
Nemetschek SE	3,725	540,098
Rational AG	559	469,727
Rheinmetall AG	1,909	4,042,686
SAP SE	63,513	19,420,981
Schaeffler AG	11	59
Siemens AG, Class N, Registered Shares	23,442	6,021,273
Siemens Energy AG(c)	48,477	5,666,037
Siemens Healthineers AG(b)	28,474	1,580,715
		78,095,026
Hong Kong — 1.9%
AIA Group Ltd.	689,200	6,243,076
CLP Holdings Ltd.	45,500	384,282
Jardine Matheson Holdings Ltd.	6,800	326,826
Link REIT	235,200	1,259,847
Sun Hung Kai Properties Ltd.	83,000	956,413
Swire Pacific Ltd., Class A	59,500	510,041
Techtronic Industries Co. Ltd.	167,500	1,848,190
WH Group Ltd.(b)	1,974,500	1,903,007
		13,431,682
Ireland — 0.2%
Kerry Group PLC, Class A	15,740	1,739,056
Israel — 0.8%
Bank Hapoalim BM	46,381	890,889
Bank Leumi Le-Israel BM	55,347	1,029,761
Elbit Systems Ltd.(d)	771	343,429
Isracard Ltd.	1,271	6,553
Master Portfolio Schedule of Investments
1

Schedule of Investments (unaudited)(continued)
June 30, 2025
International Tilts Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Israel (continued)
Israel Discount Bank Ltd., Class A	43,970	$ 438,588
Mizrahi Tefahot Bank Ltd.	19,042	1,242,143
Nice Ltd.(c)	9,695	1,643,429
		5,594,792
Italy — 2.7%
A2A SpA	248,325	668,868
Amplifon SpA(d)	45,391	1,066,044
Banca Mediolanum SpA	8,093	139,468
Banca Monte dei Paschi di Siena SpA(d)	239,906	2,034,777
BPER Banca SpA	35,473	321,963
Buzzi SpA	7,449	413,122
Coca-Cola HBC AG, Class DI	5,040	263,303
Enel SpA	681,103	6,464,150
Ferrari NV	578	283,168
Generali	34,620	1,231,486
Infrastrutture Wireless Italiane SpA(b)	1,966	24,040
Intesa Sanpaolo SpA	560,171	3,226,816
Italgas SpA	3,597	30,512
Leonardo SpA	14,947	843,413
MFE-MediaForEurope NV, Class A	8	27
Moncler SpA	4,211	240,202
Nexi SpA(b)	144,297	861,786
Recordati Industria Chimica e Farmaceutica SpA	10,210	641,750
UniCredit SpA	1,587	106,461
Unipol Assicurazioni SpA	12,812	253,739
		19,115,095
Japan — 23.0%
Aeon Co. Ltd.(d)	31,700	971,693
Amada Co. Ltd.	92,200	1,006,179
Asahi Group Holdings Ltd.(d)	45,500	608,205
Asahi Intecc Co. Ltd.(d)	25,500	403,410
Asahi Kasei Corp.	117,600	837,166
Astellas Pharma, Inc.	191,200	1,872,030
Brother Industries Ltd.	36,900	636,539
Canon, Inc.(d)	156,600	4,541,982
Chubu Electric Power Co., Inc.	61,300	758,552
Chugai Pharmaceutical Co. Ltd.	23,700	1,237,562
Concordia Financial Group Ltd.	19,300	125,252
Cosmo Energy Holdings Co. Ltd.	600	25,685
Dai-ichi Life Holdings, Inc.	123,700	940,442
Daikin Industries Ltd.	10,200	1,197,313
Daito Trust Construction Co. Ltd.	11,000	1,198,103
Daiwa House Industry Co. Ltd.	42,500	1,460,418
Daiwa Securities Group, Inc.	45,100	320,301
Denso Corp.	101,500	1,369,771
DMG Mori Co. Ltd.(d)	6,500	149,567
ENEOS Holdings, Inc.	504,900	2,502,704
FANUC Corp.	95,400	2,589,850
Fast Retailing Co. Ltd.	2,800	960,019
Fujitsu Ltd.	22,100	536,132
Hitachi Ltd.	187,800	5,458,281
Horiba Ltd.	1,300	101,131
Hoya Corp.	22,900	2,719,652
Hulic Co. Ltd.(d)	36,200	365,141
Inpex Corp.(d)	33,500	470,245
Japan Exchange Group, Inc.	29,600	299,849
Japan Post Bank Co. Ltd.	47,000	506,685
Japan Post Holdings Co. Ltd.	64,600	598,339
Japan Tobacco, Inc.(d)	26,200	771,837
Kakaku.com, Inc.	36,600	678,715
Kansai Electric Power Co., Inc.	152,800	1,812,181
Security	Shares	Value
Japan (continued)
Keyence Corp.	13,400	$ 5,357,695
Kirin Holdings Co. Ltd.(d)	9,000	126,123
Komatsu Ltd.	3,500	115,477
Kubota Corp.(d)	2,700	30,448
Kyushu Electric Power Co., Inc.	60,400	540,026
LY Corp.	141,400	520,720
Mazda Motor Corp.(d)	193,500	1,163,940
McDonald’s Holdings Co. Japan Ltd.	17,500	723,836
MISUMI Group, Inc.	1,800	24,045
Mitsubishi Chemical Group Corp.	301,900	1,586,793
Mitsubishi HC Capital, Inc.	32,200	237,080
Mitsubishi UFJ Financial Group, Inc.	484,400	6,604,110
Mitsui & Co. Ltd.	194,300	3,959,827
Mitsui Fudosan Co. Ltd.	234,100	2,266,341
Mizuho Financial Group, Inc.	121,000	3,358,951
MS&AD Insurance Group Holdings, Inc.	73,600	1,645,372
Murata Manufacturing Co. Ltd.	253,300	3,743,947
NEC Corp.	101,500	2,961,267
NH Foods Ltd.	500	17,316
Nippon Telegraph & Telephone Corp.	4,343,000	4,643,145
Nissan Chemical Corp.	17,000	518,459
Nomura Holdings, Inc.	547,200	3,605,884
Nomura Real Estate Holdings, Inc.	195,500	1,145,086
Nomura Research Institute Ltd.	31,400	1,255,919
Obayashi Corp.	75,000	1,136,386
Obic Co. Ltd.	13,500	524,948
Olympus Corp.	112,000	1,330,372
Ono Pharmaceutical Co. Ltd.	17,200	186,410
ORIX Corp.	92,700	2,091,929
Otsuka Corp.	24,100	490,950
Otsuka Holdings Co. Ltd.	10,600	525,540
Pan Pacific International Holdings Corp.	15,000	515,926
Panasonic Holdings Corp.	267,800	2,865,278
Recruit Holdings Co. Ltd.	102,100	6,004,154
Resona Holdings, Inc.	69,400	640,965
Sanwa Holdings Corp.	13,100	434,470
Secom Co. Ltd.	27,200	977,157
Sekisui House Ltd.	6,200	136,458
Shimadzu Corp.	4,100	101,364
Shimizu Corp.	124,400	1,389,518
Shin-Etsu Chemical Co. Ltd.	179,400	5,924,139
Shionogi & Co. Ltd.	50,000	900,114
Skylark Holdings Co. Ltd.(d)	13,100	274,269
SMC Corp.	4,200	1,505,121
SoftBank Corp.	1,508,000	2,335,818
SoftBank Group Corp.	24,900	1,810,379
Sojitz Corp.	32,900	808,469
Sompo Holdings, Inc.	76,700	2,311,338
Sony Group Corp.	336,900	8,759,503
Sumitomo Chemical Co. Ltd.	328,300	793,701
Sumitomo Corp.	90,200	2,327,765
Sumitomo Mitsui Financial Group, Inc.	271,400	6,834,111
Sumitomo Mitsui Trust Group, Inc.	54,300	1,444,240
Sysmex Corp.	3,100	53,962
T&D Holdings, Inc.	17,300	379,737
Takashimaya Co. Ltd.	10,300	80,500
Takeda Pharmaceutical Co. Ltd.	123,500	3,812,813
TDK Corp.	121,500	1,418,214
Terumo Corp.	98,100	1,800,318
Tohoku Electric Power Co., Inc.	78,800	575,345
Tokio Marine Holdings, Inc.	65,900	2,792,910
Tokyo Electron Ltd.	28,800	5,515,469
2
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
International Tilts Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Tokyo Gas Co. Ltd.	41,200	$ 1,370,398
Tokyo Tatemono Co. Ltd.(d)	21,000	373,736
Tokyu Fudosan Holdings Corp.	109,600	783,226
Toyota Motor Corp.	93,100	1,603,460
Toyota Tsusho Corp.	70,900	1,605,974
		163,729,592
Luxembourg — 0.0%
SES SA	5	36
Mexico — 0.1%
Fresnillo PLC	22,099	439,259
Netherlands — 4.6%
Adyen NV(b)(c)	750	1,377,403
Aegon Ltd.	10,174	73,728
Argenx SE(c)	1,905	1,054,575
ASM International NV	300	192,443
ASML Holding NV	20,525	16,447,441
ASR Nederland NV	7,154	475,352
Euronext NV(b)	4,448	762,129
Heineken NV	1,197	104,430
ING Groep NV	276,539	6,061,096
Koninklijke Ahold Delhaize NV	49,065	2,049,270
NN Group NV	15,075	1,003,077
Wolters Kluwer NV, Class C	18,783	3,141,235
		32,742,179
New Zealand — 1.0%
Xero Ltd.(c)	62,135	7,352,388
Norway — 0.6%
Aker BP ASA	10,297	263,134
Aker Carbon Capture ASA	9	—
Aker Horizons ASA(c)	1	—
Aker Solutions ASA	13	45
Gjensidige Forsikring ASA	3,332	84,466
Kongsberg Gruppen ASA	76,083	2,950,279
Mowi ASA	11,105	214,475
Salmar ASA	406	17,594
Telenor ASA	13,990	217,855
Var Energi ASA	168,616	540,321
		4,288,169
Singapore — 1.7%
DBS Group Holdings Ltd.	165,600	5,846,019
Singapore Technologies Engineering Ltd.	28,000	171,687
Singapore Telecommunications Ltd.	2,114,600	6,375,068
STMicroelectronics NV	1,313	40,259
		12,433,033
Spain — 2.1%
ACS Actividades de Construccion y Servicios SA	12,268	852,720
Banco Bilbao Vizcaya Argentaria SA	41,193	634,301
Banco Santander SA	634,036	5,250,375
Bankinter SA	83,056	1,084,252
Endesa SA	26,610	842,874
Industria de Diseno Textil SA	68,877	3,593,090
Telefonica SA	507,546	2,671,256
		14,928,868
Sweden — 2.4%
AddTech AB, B Shares	12,954	441,622
Alfa Laval AB	21,136	890,219
Assa Abloy AB, Class B	59,617	1,863,844
Atlas Copco AB, A Shares	205,484	3,321,854
Security	Shares	Value
Sweden (continued)
Atlas Copco AB, B Shares	76,575	$ 1,089,860
Evolution AB(b)	21,909	1,740,080
Getinge AB, Class B	20,377	409,389
Hexagon AB, B shares	48,821	492,096
Sandvik AB	70,741	1,624,379
Swedbank AB, A Shares	64,964	1,720,657
Swedish Orphan Biovitrum AB(c)	16,623	505,923
Tele2 AB, B Shares	3,887	56,740
Telefonaktiebolaget LM Ericsson, B Shares	273,344	2,335,812
Trelleborg AB	330	12,293
Volvo AB, Class B	17,169	483,095
		16,987,863
Switzerland — 7.7%
ABB Ltd., Class N, Registered Shares	183,848	11,017,794
Accelleron Industries AG	13,726	967,255
Belimo Holding AG, Registered Shares	1,062	1,082,499
Chocoladefabriken Lindt & Spruengli AG	98	1,651,652
Cie Financiere Richemont SA, Class A, Registered Shares	193	36,522
Clariant AG, Class N, Registered Shares	6,326	67,386
Flughafen Zurich AG, Class N, Registered Shares	943	268,872
Givaudan SA, Class N, Registered Shares	1,013	4,912,569
Helvetia Holding AG, Registered Shares	2,744	644,226
Kuehne and Nagel International AG, Registered Shares	403	87,267
Logitech International SA, Class N, Registered Shares	28,418	2,577,071
Nestle SA, Class N, Registered Shares	43,003	4,275,631
Novartis AG, Class N, Registered Shares	132,307	16,059,039
Schindler Holding AG, Class N, Registered Shares	766	278,278
SGS SA, Registered Shares	28,277	2,871,122
Sonova Holding AG, Registered Shares	2,095	624,782
UBS Group AG, Registered Shares	98,389	3,340,478
Zurich Insurance Group AG, Class N	6,181	4,324,987
		55,087,430
United Kingdom — 12.1%
3i Group PLC	701	39,671
Ashtead Group PLC	1,448	92,854
AstraZeneca PLC	84,315	11,734,046
BAE Systems PLC	275,247	7,143,447
Barclays PLC	1,752,563	8,098,183
Barratt Redrow PLC	49,583	310,488
Beazley PLC	28,462	365,452
Berkeley Group Holdings PLC	4,749	251,625
British American Tobacco PLC	10,024	476,604
Centrica PLC	54,025	119,869
CK Hutchison Holdings Ltd.	443,000	2,727,852
Compass Group PLC	15,875	537,718
Dunelm Group PLC	3	49
HSBC Holdings PLC	706,676	8,548,080
IG Group Holdings PLC	48,060	702,794
IMI PLC	3,976	114,410
Imperial Brands PLC	118,982	4,700,994
Informa PLC	86,134	953,606
InterContinental Hotels Group PLC	74	8,461
International Consolidated Airlines Group SA	314,649	1,475,953
Intertek Group PLC	44,297	2,885,442
J Sainsbury PLC	301,395	1,199,510
London Stock Exchange Group PLC	58,098	8,496,665
Melrose Industries PLC	5	36
NatWest Group PLC	452,426	3,177,366
Next PLC	1,230	210,076
Pearson PLC	3,692	54,387
Master Portfolio Schedule of Investments
3

Schedule of Investments (unaudited)(continued)
June 30, 2025
International Tilts Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
RELX PLC	37,873	$ 2,052,628
Rightmove PLC	67,437	729,899
Rolls-Royce Holdings PLC	575,697	7,629,508
Sage Group PLC	163,671	2,810,688
Smith & Nephew PLC	15,895	243,420
Smiths Group PLC	84,748	2,613,995
Standard Chartered PLC	2,271	37,582
Taylor Wimpey PLC	13,457	21,945
Unilever PLC	55,075	3,361,018
Vodafone Group PLC	2,077,930	2,224,323
Weir Group PLC	590	20,178
		86,170,822
United States — 7.6%
Amrize Ltd.(c)	42,468	2,118,449
BP PLC	330,869	1,648,486
Carnival PLC(c)	4,871	123,737
CSL Ltd.	15,545	2,455,497
Experian PLC	118,337	6,102,195
GSK PLC	341,370	6,508,716
Holcim AG	41,291	3,066,234
Roche Holding AG	41,118	13,455,270
Sanofi SA	57,858	5,601,450
Schneider Electric SE	1,226	329,162
Shell PLC	341,908	11,929,005
Stellantis NV	74,422	745,421
Tenaris SA	4,013	75,222
		54,158,844
Total Common Stocks — 97.6% (Cost: $591,711,076)		695,536,799
Preferred Securities
Preferred Stocks — 0.1%
Germany — 0.1%
Henkel AG & Co. KGaA	15,103	1,186,848
Sartorius AG	68	17,319
		1,204,167
Total Preferred Securities — 0.1% (Cost: $1,247,110)		1,204,167
Total Long-Term Investments — 97.7% (Cost: $592,958,186)		696,740,966
Security	Shares	Value
Short-Term Securities
Money Market Funds — 3.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.47%(e)(f)(g)	9,686,703	$ 9,690,578
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(e)(f)	13,538,138	13,538,138
Total Short-Term Securities — 3.3% (Cost: $23,228,424)		23,228,716
Total Investments — 101.0% (Cost: $616,186,610)		719,969,682
Liabilities in Excess of Other Assets — (1.0)%		(7,203,760)
Net Assets — 100.0%		$ 712,765,922

(a)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.
(d)	All or a portion of this security is on loan.
(e)	Affiliate of the Master Portfolio.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Master Portfolio during the six months ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares Held at 06/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 2,760,544	$ 6,931,077 (a)	$ —	$ (1,166)	$ 123	$ 9,690,578	9,686,703	$ 15,586 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	6,430,160	7,107,978 (a)	—	—	—	13,538,138	13,538,138	286,211	—
				$ (1,166)	$ 123	$ 23,228,716		$ 301,797	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

4
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
International Tilts Master Portfolio

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE Index	105	09/19/25	$ 14,079	$ 169,783
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 169,783	$ —	$ —	$ —	$ 169,783

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Master Portfolio Schedule of Investments. In the
Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in net unrealized appreciation (depreciation).

For the period ended June 30, 2025, the effect of derivative financial instruments in the Statement of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 1,218,631	$ —	$ —	$ —	$ 1,218,631
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ 342,745	$ —	$ —	$ —	$ 342,745
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$12,596,953
For more information about the Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia	$ —	$ 40,527,081	$ —	$ 40,527,081
Austria	—	1,235,078	—	1,235,078
Belgium	—	2,050,360	—	2,050,360
Brazil	—	121,152	—	121,152
China	—	3,187,914	—	3,187,914
Denmark	—	9,009,710	—	9,009,710
Master Portfolio Schedule of Investments
5

Schedule of Investments (unaudited)(continued)
June 30, 2025
International Tilts Master Portfolio

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Finland	$ —	$ 2,749,072	$ —	$ 2,749,072
France	—	70,362,298	—	70,362,298
Germany	—	78,095,026	—	78,095,026
Hong Kong	—	13,431,682	—	13,431,682
Ireland	—	1,739,056	—	1,739,056
Israel	—	5,594,792	—	5,594,792
Italy	—	19,115,095	—	19,115,095
Japan	—	163,729,592	—	163,729,592
Luxembourg	—	36	—	36
Mexico	—	439,259	—	439,259
Netherlands	—	32,742,179	—	32,742,179
New Zealand	—	7,352,388	—	7,352,388
Norway	2,967,873	1,320,296	—	4,288,169
Singapore	—	12,433,033	—	12,433,033
Spain	842,874	14,085,994	—	14,928,868
Sweden	—	16,987,863	—	16,987,863
Switzerland	—	55,087,430	—	55,087,430
United Kingdom	—	86,170,822	—	86,170,822
United States	2,118,449	52,040,395	—	54,158,844
Preferred Securities
Preferred Stocks	—	1,204,167	—	1,204,167
Short-Term Securities
Money Market Funds	23,228,716	—	—	23,228,716
	$ 29,157,912	$ 690,811,770	$ —	$ 719,969,682
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 169,783	$ —	$ —	$ 169,783

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
6
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Statement of Assets and Liabilities (unaudited)
June 30, 2025

International Tilts Master Portfolio
ASSETS
Investments, at value — unaffiliated(a)(b)	$ 696,740,966
Investments, at value — affiliated(c)	23,228,716
Cash pledged for futures contracts	489,910
Foreign currency, at value(d)	551,181
Receivables:
Investments sold	37,489
Securities lending income — affiliated	1,849
Contributions from investors	13,043,793
Dividends — unaffiliated	899,225
Dividends — affiliated	51,591
Variation margin on futures contracts	8,937
Prepaid expenses	2,700
Total assets	735,056,357
LIABILITIES
Collateral on securities loaned	9,691,625
Payables:
Investments purchased	12,361,169
Administration fees	28,205
Investment advisory fees	196,589
Trustees’ fees	1,489
Professional fees	11,358
Total liabilities	22,290,435
Commitments and contingent liabilities
NET ASSETS	$ 712,765,922
NET ASSETS CONSIST OF
Investors’ capital	$ 608,791,546
Net unrealized appreciation (depreciation)	103,974,376
NET ASSETS	$ 712,765,922
(a) Investments, at cost—unaffiliated	$592,958,185
(b) Securities loaned, at value	$9,223,418
(c) Investments, at cost—affiliated	$23,228,425
(d) Foreign currency, at cost	$549,521
See notes to financial statements.
Master Portfolio Statement of Assets and Liabilities
7

Statement of Operations (unaudited)
Six Months Ended June 30, 2025

International Tilts Master Portfolio
INVESTMENT INCOME
Dividends — unaffiliated	$11,301,649
Dividends — affiliated	286,211
Securities lending income — affiliated — net	15,586
Foreign taxes withheld	(1,960,847)
Total investment income	9,642,599
EXPENSES
Investment advisory	988,395
Administration	123,549
Professional	11,408
Trustees	4,895
Total expenses	1,128,247
Less:
Fees waived and/or reimbursed by the Manager	(144,498)
Total expenses after fees waived and/or reimbursed	983,749
Net investment income	8,658,850
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	11,861,377
Investments — affiliated	(1,166)
Foreign currency transactions	49,774
Futures contracts	1,218,631
13,128,616
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	69,222,855
Investments — affiliated	123
Foreign currency translations	24,304
Futures contracts	342,745
69,590,027
Net realized and unrealized gain	82,718,643
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$91,377,493
See notes to financial statements.
8
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	International Tilts Master Portfolio
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$8,658,850	$7,440,363
Net realized gain	13,128,616	22,780,058
Net change in unrealized appreciation (depreciation)	69,590,027	(10,279,089)
Net increase in net assets resulting from operations	91,377,493	19,941,332
CAPITAL TRANSACTIONS
Proceeds from contributions	304,782,924	20,002,953
Value of withdrawals	(3,827,592)	—
Net increase in net assets derived from capital transactions	300,955,332	20,002,953
NET ASSETS
Total increase in net assets	392,332,825	39,944,285
Beginning of period	320,433,097	280,488,812
End of period	$712,765,922	$320,433,097
See notes to financial statements.
Master Portfolio Statements of Changes in Net Assets
9

Financial Highlights
(unaudited)

International Tilts Master Portfolio
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Total Return
Total return	20.71%(a)	6.62%	20.06%	(13.72)%	13.15%	6.88%
Ratios to Average Net Assets(b)
Total expenses	0.46%(c)	0.46%	0.46%	0.46%	0.46%	0.47%
Total expenses after fees waived and/or reimbursed	0.40%(c)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	3.50%(c)	2.33%	2.54%	2.72%	2.03%	1.78%
Supplemental Data
Net assets, end of period (000)	$712,766	$320,433	$280,489	$253,275	$286,700	$220,214
Portfolio turnover rate	68%	132%	131%	122%	180%	261%

(a)	Not annualized.
(b)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(c)	Annualized.
See notes to financial statements.
10
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited)

1.
ORGANIZATION
Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. MIP is organized as a Delaware statutory trust. International Tilts Master Portfolio (the “Master Portfolio”) is a series of MIP. The Master Portfolio is classified as diversified.
The Master Portfolio, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Master Portfolio is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.
Foreign Currency Translation: The Master Portfolio’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Master Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Master Portfolio reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes. The Master Portfolio has elected to treat realized gains (losses) from certain forward foreign currency exchange contracts as capital gain (loss) for U.S. federal income tax purposes.
Foreign Taxes: The Master Portfolio may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Master Portfolio invests. These foreign taxes, if any, are paid by the Master Portfolio and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2025, if any, are disclosed in the Statement of Assets and Liabilities.
The Master Portfolio files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Master Portfolio may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Collateralization: If required by an exchange or counterparty agreement, the Master Portfolio may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.
Other:  Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Master Portfolio’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Master Portfolio. The CODM has concluded that the Master Portfolio operates as a single operating segment since the Master Portfolio has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Master Portfolio’s financial statements.
Master Portfolio Notes to Financial Statements
11

Notes to Financial Statements (unaudited) (continued)

3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Master Portfolio is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Master Portfolio (the “Board”) has approved the designation of the Master Portfolio’s Manager  as the valuation designee for the Master Portfolio.  The Master Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Master Portfolio’s assets and liabilities:
•Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
•Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Master Portfolio uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that the Master Portfolio has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Securities Lending: The Master Portfolio may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges
12
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio, or excess collateral returned by the Master Portfolio, on the next business day. During the term of the loan, the Master Portfolio is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Master Portfolio, except in the event of borrower default. The securities on loan, if any, are disclosed in the Master Portfolio’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Master Portfolio under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Master Portfolio, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the Master Portfolio’s securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
BNP Paribas SA	$ 1,065,403	$ (1,065,403)	$ —	$ —
BofA Securities, Inc.	935,217	(935,217)	—	—
Goldman Sachs & Co. LLC	3,554,590	(3,554,590)	—	—
HSBC Bank PLC	1,258,909	(1,258,909)	—	—
Jefferies LLC	1,284,654	(1,284,654)	—	—
Macquarie Bank Ltd.	892,461	(892,461)	—	—
State Street Bank & Trust Co.	201,736	(201,736)	—	—
UBS Securities LLC	30,448	(30,448)	—	—
	$ 9,223,418	$ (9,223,418)	$ —	$ —

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Master Portfolio is disclosed in the
Master Portfolio’s Statement of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Master Portfolio benefits from a borrower default indemnity provided by BlackRock Finance, Inc.. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Master Portfolio could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Master Portfolio.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Master Portfolio and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Master Portfolio and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”).  Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal
Master Portfolio Notes to Financial Statements
13

Notes to Financial Statements (unaudited) (continued)

to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.
For such services, the Master Portfolio pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Master Portfolio’s net assets:
Average Daily Net Assets	Investment Advisory Fees
First $1 billion	0.40%
$1 billion -$3 billion	0.38
$3 billion -$5 billion	0.36
$5 billion -$10 billion	0.35
Greater than $10 billion	0.34
MIP, on behalf of the Master Portfolio, entered into an Administration Agreement with the Manager, which has agreed to provide general administrative services (other than investment advice and related portfolio activities). The Manager has agreed to bear all of the Master Portfolio’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Master Portfolio. The Manager is entitled to receive for these administrative services an annual fee of 0.05% based on the average daily net assets of the Master Portfolio.
The Manager entered into separate sub-advisory agreements with BlackRock Fund Advisors (“BFA”) and BlackRock International Limited (“BIL”) (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BFA and BIL for services they provide for that portion of the Master Portfolio for which BFA and BIL, as applicable, acts as Sub-Adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Master Portfolio to the Manager.
Expense Waivers and Reimbursements:  The fees and expenses of MIP’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Master Portfolio’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolio. The Manager has contractually agreed to reimburse the Master Portfolio or provide an offsetting credit against the investment advisory fees paid by the Master Portfolio in an amount equal to these independent expenses through June 30, 2026. Such contractual arrangement may not be terminated prior to July 1, 2026 without the consent of the Board of MIP. This amount waived is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2025, the amount waived was $16,303.
The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Master Portfolio. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2025, the amount waived was $4,646.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Master Portfolio’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Master Portfolio.  For the six months ended June 30, 2025, there were no fees waived and/or reimbursed by the Manager pursuant to this agreement.
The Manager has contractually agreed to waive administration fees through June 30, 2026. This waiver agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees or by a majority of the outstanding voting securities of the Master Portfolio. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2025, the Manager waived $123,549.
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Master Portfolio, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Master Portfolio is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Master Portfolio bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash
14
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Master Portfolio retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Master Portfolio retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds specified thresholds, the Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85%  of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70%  of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Master Portfolio is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2025, the Master Portfolio paid BTC $4,511 for securities lending agent services.
Interfund Lending: Prior to March 3, 2025, in accordance with an exemptive order (the “Order”) from the SEC, the Master Portfolio could participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Master Portfolio’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
During the period ended March 3, 2025, the Master Portfolio did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of MIP are directors and/or officers of BlackRock or its affiliates.
Other Transactions:  The Master Portfolio may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended June 30, 2025, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
Master Portfolio Name	Purchases	Sales	Net Realized Gain (Loss)
International Tilts Master Portfolio	$ 77,395,831	$ 51,182,720	$ 1,394,008
7.
 PURCHASES AND SALES
For the six months ended June 30, 2025, purchases and sales of investments, excluding short-term securities, were $637,602,830 and $335,600,189, respectively.
8.
INCOME TAX INFORMATION
The Master Portfolio is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision is required.  It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.
The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Master Portfolio as of June 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Master Portfolio’s NAV.
As of June 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Master Portfolio Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
International Tilts Master Portfolio	$ 619,752,658	$ 108,149,152	$ (7,762,345)	$ 100,386,807
Master Portfolio Notes to Financial Statements
15

Notes to Financial Statements (unaudited) (continued)

9.
BANK BORROWINGS
MIP, on behalf of the Master Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Master Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the six months ended June 30, 2025, the Master Portfolio did not borrow under the credit agreement.
10.
PRINCIPAL RISKS
In the normal course of business, the Master Portfolio invests in securities or other instruments and may enter into certain transactions, and such activities subject the Master Portfolio to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Master Portfolio and its investments. The Master Portfolio’s prospectus provides details of the risks to which the Master Portfolio is subject.
The Master Portfolio may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Master Portfolio may invest in illiquid investments. An illiquid investment is any investment that the Master Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Master Portfolio may  experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Master Portfolio’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Master Portfolio may lose value, regardless of the individual results of the securities and other instruments in which the Master Portfolio invests. The Master Portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Master Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Master Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Master Portfolio.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Master Portfolio’s portfolio are disclosed in its Schedule of Investments.
The Master Portfolio invests a substantial amount of its assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in those countries may have a significant impact on their investment performance and could affect the income from, or the value or liquidity of, the Master Portfolio’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Master Portfolio’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be  more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.
16
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

The Master Portfolio invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Master Portfolio’s investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
The Master Portfolio invests a significant portion of its assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Master Portfolio’s investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Master Portfolio Notes to Financial Statements
17

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Each of BAL and BFA has contractually agreed to reimburse, or provide offsetting credits to, the Master Portfolio for the Master Portfolio’s allocable portion of the fees and expenses of the independent trustees of MIP, counsel to such independent trustees and the independent registered public accounting firm.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements and other information regarding the Master Portfolio may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Master Portfolio and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
Master Portfolio and MIP Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock Fund Advisors
San Francisco, CA 94105
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103
18
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Additional Information (continued)

Master Portfolio and MIP Service Providers (continued)
Legal Counsel
Sidley Austin LLP
New York, NY 10019

Address of MIP
400 Howard Street
San Francisco, CA 94105
Additional Information
19

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements

The Board of Trustees (the “Board”, the members of which are referred to as “Board Members”) of Master Investment Portfolio (the “Master Fund”) met on April 22, 2025 (the “April Meeting”) and May 20-21, 2025 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the Master Fund, on behalf of International Tilts Master Portfolio (the “Fund”) and BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor. The Board also considered the approval to continue (i) the sub-advisory agreement between the Manager and BlackRock Fund Advisors (“BFA”) with respect to the Fund (the “BFA Sub-Advisory Agreement”) and (ii) the sub-advisory agreement between the Manager and BlackRock International Limited (“BIL”, and together with BFA, the “Sub-Advisors”) with respect to the Fund (the “BIL Sub-Advisory Agreement”). The Manager and the Sub-Advisors are referred to herein as “BlackRock”. The Advisory Agreement, the BFA Sub-Advisory Agreement and the BIL Sub-Advisory Agreement are referred to herein as the “Agreements”.
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for the Master Fund on an annual basis. The Board Members who are not “interested persons” of the Master Fund, as defined in the 1940 Act, are considered independent Board Members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Master Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, as well as numerous ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also held the April Meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) the Fund’s operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper Classification or Morningstar category, regarding fees and expenses of the Fund, as applicable, as compared with a peer group of funds as determined by Broadridge (“Expense Peers”), and the investment performance of the Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers, and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock; (h) sales and redemption data regarding the Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s, the Fund’s operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting, and such responses were reviewed by the Board Members.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of portfolio holdings of the Master Fund. The Board noted the willingness of BlackRock’s
20
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements (continued)

personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Fund. Throughout the year, the Board compared the Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance and the Fund’s investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Master Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third party service providers including, among others, the custodian, fund accountant, transfer agent, and auditor for the Fund, as applicable; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board also considered the operation of BlackRock’s business continuity plans.The Board noted that the engagement of BIL with respect to the Fund facilitates the provision of investment advice and trading by investment personnel out of non-U.S. jurisdictions. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit the Fund and its shareholders.
B. The Investment Performance of the Fund
The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the April Meeting. The Board noted that the Fund’s investment results correspond directly to the investment results of the Master Fund. The Board was provided with Fund performance reporting and analysis, relative to applicable performance metrics, by BlackRock throughout the year and at the April meeting. In preparation for the April Meeting, the Board was also provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of December 31, 2024, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers. The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of the Fund throughout the year.
The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for each of the one-, three- and five-year periods reported, the Fund ranked in the first quartile against its Performance Peers.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Fund
The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of the Fund’s Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Fund’s total expense ratio, as well as the Fund’s actual management fee rate, to those of the Fund’s Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board also noted that while it found the expense comparison provided by Broadridge generally useful, it recognized that the comparison is subject to Broadridge’s defined peer selection criteria and methodology. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
21

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements (continued)

The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed BlackRock’s estimated profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2024 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized the limitations of calculating and comparing profitability at the individual fund level.
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of BlackRock’s technology business, BlackRock’s expense management, and the relative product mix. The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. The Board additionally noted that BlackRock has contractually agreed to waive its administration fee payable by the Fund. The Board further noted that BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate the Fund for certain other fees and expenses.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
Conclusion
At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of (i) the Advisory Agreement between the Manager and the Master Fund, on behalf of the Fund, (ii) the BFA Sub-Advisory Agreement between the Manager and BFA with respect to the Fund and (iii) the BIL Sub-Advisory Agreement between the Manager and BIL with respect to the Fund, each for a one-year term ending June 30, 2026. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.
22
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust
SCA	Societe en Commandite par Actions
Glossary of Terms Used in these Financial Statements
23

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrants’ securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrants’ independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrants have duly caused this report to be signed on their behalf by the undersigned, thereunto duly authorized.

BlackRock Funds III and Master Investment Portfolio

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds III and Master Investment Portfolio

Date: August 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrants and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds III and Master Investment Portfolio

Date: August 22, 2025

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds III and Master Investment Portfolio

Date: August 22, 2025